UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Shareholder Report: March 31, 2025

Large Cap Fund

SEI Institutional Managed Trust/Class F Shares - SLGAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Large Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class F Shares	$45	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,433,969	321	$2,874	20%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	1.1%
Cash Equivalent	1.1%
Utilities	2.6%
Materials	2.7%
Energy	3.3%
Consumer Staples	6.7%
Consumer Discretionary	9.4%
Communication Services	10.1%
Industrials	10.5%
Health Care	13.3%
Financials	15.0%
Information Technology	24.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.0%
Apple Inc	3.7%
Meta Platforms Inc, Cl A	3.1%
NVIDIA Corp	2.8%
Visa Inc, Cl A	2.2%
Amazon.com Inc, Cl A	1.9%
Johnson & Johnson	1.7%
Broadcom Inc	1.4%
Citigroup Inc	1.3%
Alphabet Inc, Cl A	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLGAX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Large Cap Fund

SEI Institutional Managed Trust/Class Y Shares - SLYCX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Large Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class Y Shares	$33	0.66%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,433,969	321	$2,874	20%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	1.1%
Cash Equivalent	1.1%
Utilities	2.6%
Materials	2.7%
Energy	3.3%
Consumer Staples	6.7%
Consumer Discretionary	9.4%
Communication Services	10.1%
Industrials	10.5%
Health Care	13.3%
Financials	15.0%
Information Technology	24.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.0%
Apple Inc	3.7%
Meta Platforms Inc, Cl A	3.1%
NVIDIA Corp	2.8%
Visa Inc, Cl A	2.2%
Amazon.com Inc, Cl A	1.9%
Johnson & Johnson	1.7%
Broadcom Inc	1.4%
Citigroup Inc	1.3%
Alphabet Inc, Cl A	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLYCX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Large Cap Value Fund

SEI Institutional Managed Trust/Class F Shares - TRMVX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class F Shares	$45	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,315,065	224	$2,192	8%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.3%
Real Estate	3.2%
Materials	3.5%
Utilities	4.6%
Consumer Discretionary	5.2%
Energy	7.5%
Communication Services	8.3%
Information Technology	8.4%
Consumer Staples	10.9%
Industrials	11.1%
Health Care	14.8%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	3.3%
Citigroup Inc	2.5%
Exxon Mobil Corp	2.1%
Comcast Corp, Cl A	1.9%
Kroger Co/The	1.9%
Johnson & Johnson	1.9%
JPMorgan Chase & Co	1.8%
Bank of America Corp	1.8%
Wells Fargo & Co	1.5%
Philip Morris International Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

TRMVX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Large Cap Value Fund

SEI Institutional Managed Trust/Class I Shares - SEUIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class I Shares	$56	1.13%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,315,065	224	$2,192	8%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.3%
Real Estate	3.2%
Materials	3.5%
Utilities	4.6%
Consumer Discretionary	5.2%
Energy	7.5%
Communication Services	8.3%
Information Technology	8.4%
Consumer Staples	10.9%
Industrials	11.1%
Health Care	14.8%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	3.3%
Citigroup Inc	2.5%
Exxon Mobil Corp	2.1%
Comcast Corp, Cl A	1.9%
Kroger Co/The	1.9%
Johnson & Johnson	1.9%
JPMorgan Chase & Co	1.8%
Bank of America Corp	1.8%
Wells Fargo & Co	1.5%
Philip Morris International Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEUIX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Large Cap Value Fund

SEI Institutional Managed Trust/Class Y Shares - SVAYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class Y Shares	$33	0.66%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,315,065	224	$2,192	8%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.3%
Real Estate	3.2%
Materials	3.5%
Utilities	4.6%
Consumer Discretionary	5.2%
Energy	7.5%
Communication Services	8.3%
Information Technology	8.4%
Consumer Staples	10.9%
Industrials	11.1%
Health Care	14.8%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	3.3%
Citigroup Inc	2.5%
Exxon Mobil Corp	2.1%
Comcast Corp, Cl A	1.9%
Kroger Co/The	1.9%
Johnson & Johnson	1.9%
JPMorgan Chase & Co	1.8%
Bank of America Corp	1.8%
Wells Fargo & Co	1.5%
Philip Morris International Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SVAYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Large Cap Growth Fund

SEI Institutional Managed Trust/Class F Shares - SELCX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class F Shares	$45	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,343,489	208	$2,501	34%

Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-0.2%
Futures Contracts	0.0%
Energy	0.1%
Real Estate	0.5%
Utilities	1.2%
Materials	1.8%
Cash Equivalent	2.4%
Consumer Staples	3.3%
U.S. Treasury Obligation	3.4%
Industrials	6.9%
Health Care	7.5%
Financials	8.8%
Communication Services	12.7%
Consumer Discretionary	13.9%
Information Technology	37.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	9.2%
NVIDIA Corp	7.1%
Apple Inc	6.7%
Amazon.com Inc, Cl A	4.7%
Meta Platforms Inc, Cl A	4.5%
U.S. Treasury Bills, 4.26%, 5/20/2025	3.5%
Alphabet Inc, Cl A	3.4%
Netflix Inc	2.0%
AutoZone Inc	1.7%
TJX Cos Inc/The	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

At a Special Meeting of Shareholders held on December 18, 2024, shareholders approved a change in strategy from diversified to non-diversified. Please refer to the Fund’s most recent prospectus for further details.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SELCX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Large Cap Growth Fund

SEI Institutional Managed Trust/Class I Shares - SPGIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class I Shares	$55	1.13%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,343,489	208	$2,501	34%

Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-0.2%
Futures Contracts	0.0%
Energy	0.1%
Real Estate	0.5%
Utilities	1.2%
Materials	1.8%
Cash Equivalent	2.4%
Consumer Staples	3.3%
U.S. Treasury Obligation	3.4%
Industrials	6.9%
Health Care	7.5%
Financials	8.8%
Communication Services	12.7%
Consumer Discretionary	13.9%
Information Technology	37.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	9.2%
NVIDIA Corp	7.1%
Apple Inc	6.7%
Amazon.com Inc, Cl A	4.7%
Meta Platforms Inc, Cl A	4.5%
U.S. Treasury Bills, 4.26%, 5/20/2025	3.5%
Alphabet Inc, Cl A	3.4%
Netflix Inc	2.0%
AutoZone Inc	1.7%
TJX Cos Inc/The	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

At a Special Meeting of Shareholders held on December 18, 2024, shareholders approved a change in strategy from diversified to non-diversified. Please refer to the Fund’s most recent prospectus for further details.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SPGIX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Large Cap Growth Fund

SEI Institutional Managed Trust/Class Y Shares - SLRYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class Y Shares	$32	0.66%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,343,489	208	$2,501	34%

Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-0.2%
Futures Contracts	0.0%
Energy	0.1%
Real Estate	0.5%
Utilities	1.2%
Materials	1.8%
Cash Equivalent	2.4%
Consumer Staples	3.3%
U.S. Treasury Obligation	3.4%
Industrials	6.9%
Health Care	7.5%
Financials	8.8%
Communication Services	12.7%
Consumer Discretionary	13.9%
Information Technology	37.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	9.2%
NVIDIA Corp	7.1%
Apple Inc	6.7%
Amazon.com Inc, Cl A	4.7%
Meta Platforms Inc, Cl A	4.5%
U.S. Treasury Bills, 4.26%, 5/20/2025	3.5%
Alphabet Inc, Cl A	3.4%
Netflix Inc	2.0%
AutoZone Inc	1.7%
TJX Cos Inc/The	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

At a Special Meeting of Shareholders held on December 18, 2024, shareholders approved a change in strategy from diversified to non-diversified. Please refer to the Fund’s most recent prospectus for further details.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLRYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Large Cap Index Fund

SEI Institutional Managed Trust/Class F Shares - SLGFX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Large Cap Index Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Fund, Class F Shares	$13	0.27%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.25%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,060,252	1,014	$115	1%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.3%
Materials	2.3%
Utilities	2.4%
Real Estate	2.5%
Energy	3.7%
Consumer Staples	5.8%
Communication Services	8.9%
Industrials	9.1%
Consumer Discretionary	10.3%
Health Care	10.9%
Financials	14.9%
Information Technology	27.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	6.3%
Microsoft Corp	5.3%
NVIDIA Corp	4.9%
Amazon.com Inc, Cl A	3.4%
Meta Platforms Inc, Cl A	2.4%
Berkshire Hathaway Inc, Cl B	1.9%
Alphabet Inc, Cl A	1.7%
Broadcom Inc	1.5%
Alphabet Inc, Cl C	1.5%
Tesla Inc	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLGFX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Tax-Managed Large Cap Fund

SEI Institutional Managed Trust/Class F Shares - TMLCX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed Large Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Large Cap Fund, Class F Shares	$45	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,896,976	291	$8,315	6%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.8%
Real Estate	1.6%
Utilities	1.8%
Materials	3.3%
Energy	3.6%
Consumer Staples	7.6%
Communication Services	8.8%
Consumer Discretionary	9.8%
Industrials	10.5%
Health Care	12.6%
Financials	17.3%
Information Technology	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.7%
Apple Inc	3.6%
Johnson & Johnson	2.3%
Moody's Corp	1.8%
Alphabet Inc, Cl A	1.8%
Alphabet Inc, Cl C	1.8%
Mastercard Inc, Cl A	1.7%
Meta Platforms Inc, Cl A	1.6%
Visa Inc, Cl A	1.6%
JPMorgan Chase & Co	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

TMLCX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Tax-Managed Large Cap Fund

SEI Institutional Managed Trust/Class Y Shares - STLYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Managed Large Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Large Cap Fund, Class Y Shares	$32	0.66%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,896,976	291	$8,315	6%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.8%
Real Estate	1.6%
Utilities	1.8%
Materials	3.3%
Energy	3.6%
Consumer Staples	7.6%
Communication Services	8.8%
Consumer Discretionary	9.8%
Industrials	10.5%
Health Care	12.6%
Financials	17.3%
Information Technology	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.7%
Apple Inc	3.6%
Johnson & Johnson	2.3%
Moody's Corp	1.8%
Alphabet Inc, Cl A	1.8%
Alphabet Inc, Cl C	1.8%
Mastercard Inc, Cl A	1.7%
Meta Platforms Inc, Cl A	1.6%
Visa Inc, Cl A	1.6%
JPMorgan Chase & Co	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

STLYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

S&P 500 Index Fund

SEI Institutional Managed Trust/Class F Shares - SSPIX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the S&P 500 Index Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class F Shares	$13	0.27%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.25%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$929,823	505	$101	1%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.6%
Materials	2.0%
Real Estate	2.2%
Utilities	2.5%
Energy	3.6%
Consumer Staples	6.0%
Industrials	8.3%
Communication Services	9.1%
Consumer Discretionary	10.1%
Health Care	11.0%
Financials	14.5%
Information Technology	29.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	6.9%
Microsoft Corp	5.8%
NVIDIA Corp	5.5%
Amazon.com Inc, Cl A	3.7%
Meta Platforms Inc, Cl A	2.6%
Berkshire Hathaway Inc, Cl B	2.0%
Alphabet Inc, Cl A	1.9%
Broadcom Inc	1.6%
Alphabet Inc, Cl C	1.5%
Tesla Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SSPIX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

S&P 500 Index Fund

SEI Institutional Managed Trust/Class I Shares - SPIIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the S&P 500 Index Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class I Shares	$33	0.67%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.65%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$929,823	505	$101	1%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.6%
Materials	2.0%
Real Estate	2.2%
Utilities	2.5%
Energy	3.6%
Consumer Staples	6.0%
Industrials	8.3%
Communication Services	9.1%
Consumer Discretionary	10.1%
Health Care	11.0%
Financials	14.5%
Information Technology	29.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	6.9%
Microsoft Corp	5.8%
NVIDIA Corp	5.5%
Amazon.com Inc, Cl A	3.7%
Meta Platforms Inc, Cl A	2.6%
Berkshire Hathaway Inc, Cl B	2.0%
Alphabet Inc, Cl A	1.9%
Broadcom Inc	1.6%
Alphabet Inc, Cl C	1.5%
Tesla Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SPIIX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Small Cap Fund

SEI Institutional Managed Trust/Class F Shares - SLLAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Small Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class F Shares	$56	1.16%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.14%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$434,133	677	$1,460	34%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange Traded Fund	0.1%
Cash Equivalent	0.7%
Utilities	1.3%
Communication Services	1.5%
Real Estate	4.7%
Energy	5.1%
Materials	5.2%
Consumer Staples	5.4%
Information Technology	9.2%
Consumer Discretionary	10.8%
Health Care	14.1%
Industrials	17.1%
Financials	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Old National Bancorp/IN, Cl A	1.6%
CNO Financial Group Inc	1.3%
Corcept Therapeutics Inc	1.2%
Columbia Banking System Inc	1.1%
Sprouts Farmers Market Inc	1.1%
ExlService Holdings Inc	1.1%
Mr Cooper Group Inc	1.0%
Urban Outfitters Inc	1.0%
Encompass Health Corp	0.8%
Stride Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLLAX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Small Cap Fund

SEI Institutional Managed Trust/Class Y Shares - SMYFX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Small Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class Y Shares	$44	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$434,133	677	$1,460	34%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange Traded Fund	0.1%
Cash Equivalent	0.7%
Utilities	1.3%
Communication Services	1.5%
Real Estate	4.7%
Energy	5.1%
Materials	5.2%
Consumer Staples	5.4%
Information Technology	9.2%
Consumer Discretionary	10.8%
Health Care	14.1%
Industrials	17.1%
Financials	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Old National Bancorp/IN, Cl A	1.6%
CNO Financial Group Inc	1.3%
Corcept Therapeutics Inc	1.2%
Columbia Banking System Inc	1.1%
Sprouts Farmers Market Inc	1.1%
ExlService Holdings Inc	1.1%
Mr Cooper Group Inc	1.0%
Urban Outfitters Inc	1.0%
Encompass Health Corp	0.8%
Stride Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMYFX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Small Cap Value Fund

SEI Institutional Managed Trust/Class F Shares - SESVX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class F Shares	$54	1.13%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$268,541	450	$876	16%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange Traded Fund	0.1%
Cash Equivalent	1.3%
Utilities	1.9%
Communication Services	2.3%
Consumer Staples	4.5%
Materials	6.0%
Real Estate	6.2%
Information Technology	6.9%
Health Care	7.2%
Energy	7.3%
Consumer Discretionary	11.7%
Industrials	13.7%
Financials	30.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
CNO Financial Group Inc	2.0%
Jackson Financial Inc, Cl A	1.8%
Columbia Banking System Inc	1.3%
Old National Bancorp/IN, Cl A	1.2%
Photronics Inc	1.2%
Sanmina Corp	1.1%
Zions Bancorp NA	1.0%
Lincoln National Corp	1.0%
Alkermes PLC	1.0%
Commercial Metals Co, Cl A	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SESVX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Small Cap Value Fund

SEI Institutional Managed Trust/Class I Shares - SMVIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class I Shares	$65	1.35%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.33%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$268,541	450	$876	16%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange Traded Fund	0.1%
Cash Equivalent	1.3%
Utilities	1.9%
Communication Services	2.3%
Consumer Staples	4.5%
Materials	6.0%
Real Estate	6.2%
Information Technology	6.9%
Health Care	7.2%
Energy	7.3%
Consumer Discretionary	11.7%
Industrials	13.7%
Financials	30.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
CNO Financial Group Inc	2.0%
Jackson Financial Inc, Cl A	1.8%
Columbia Banking System Inc	1.3%
Old National Bancorp/IN, Cl A	1.2%
Photronics Inc	1.2%
Sanmina Corp	1.1%
Zions Bancorp NA	1.0%
Lincoln National Corp	1.0%
Alkermes PLC	1.0%
Commercial Metals Co, Cl A	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMVIX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Small Cap Value Fund

SEI Institutional Managed Trust/Class Y Shares - SPVYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class Y Shares	$42	0.88%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$268,541	450	$876	16%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange Traded Fund	0.1%
Cash Equivalent	1.3%
Utilities	1.9%
Communication Services	2.3%
Consumer Staples	4.5%
Materials	6.0%
Real Estate	6.2%
Information Technology	6.9%
Health Care	7.2%
Energy	7.3%
Consumer Discretionary	11.7%
Industrials	13.7%
Financials	30.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
CNO Financial Group Inc	2.0%
Jackson Financial Inc, Cl A	1.8%
Columbia Banking System Inc	1.3%
Old National Bancorp/IN, Cl A	1.2%
Photronics Inc	1.2%
Sanmina Corp	1.1%
Zions Bancorp NA	1.0%
Lincoln National Corp	1.0%
Alkermes PLC	1.0%
Commercial Metals Co, Cl A	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SPVYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Small Cap Growth Fund

SEI Institutional Managed Trust/Class F Shares - SSCGX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class F Shares	$54	1.13%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$261,098	381	$830	75%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Utilities	1.3%
Cash Equivalent	1.4%
Communication Services	1.6%
Materials	2.5%
Real Estate	3.3%
Energy	3.5%
Consumer Staples	5.7%
Consumer Discretionary	12.7%
Information Technology	12.9%
Financials	15.9%
Industrials	19.2%
Health Care	20.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ExlService Holdings Inc	2.1%
Corcept Therapeutics Inc	2.0%
Sprouts Farmers Market Inc	1.6%
BellRing Brands Inc	1.2%
Adtalem Global Education Inc	1.2%
Mr Cooper Group Inc	1.2%
Brinker International Inc	1.1%
Stride Inc	1.1%
Paycom Software Inc	1.0%
Mueller Water Products Inc, Cl A	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SSCGX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Small Cap Growth Fund

SEI Institutional Managed Trust/Class I Shares - SPWIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class I Shares	$66	1.38%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.36%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$261,098	381	$830	75%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Utilities	1.3%
Cash Equivalent	1.4%
Communication Services	1.6%
Materials	2.5%
Real Estate	3.3%
Energy	3.5%
Consumer Staples	5.7%
Consumer Discretionary	12.7%
Information Technology	12.9%
Financials	15.9%
Industrials	19.2%
Health Care	20.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ExlService Holdings Inc	2.1%
Corcept Therapeutics Inc	2.0%
Sprouts Farmers Market Inc	1.6%
BellRing Brands Inc	1.2%
Adtalem Global Education Inc	1.2%
Mr Cooper Group Inc	1.2%
Brinker International Inc	1.1%
Stride Inc	1.1%
Paycom Software Inc	1.0%
Mueller Water Products Inc, Cl A	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SPWIX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Small Cap Growth Fund

SEI Institutional Managed Trust/Class Y Shares - SMAYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class Y Shares	$42	0.88%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$261,098	381	$830	75%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Utilities	1.3%
Cash Equivalent	1.4%
Communication Services	1.6%
Materials	2.5%
Real Estate	3.3%
Energy	3.5%
Consumer Staples	5.7%
Consumer Discretionary	12.7%
Information Technology	12.9%
Financials	15.9%
Industrials	19.2%
Health Care	20.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ExlService Holdings Inc	2.1%
Corcept Therapeutics Inc	2.0%
Sprouts Farmers Market Inc	1.6%
BellRing Brands Inc	1.2%
Adtalem Global Education Inc	1.2%
Mr Cooper Group Inc	1.2%
Brinker International Inc	1.1%
Stride Inc	1.1%
Paycom Software Inc	1.0%
Mueller Water Products Inc, Cl A	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMAYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Tax-Managed Small/Mid Cap Fund

SEI Institutional Managed Trust/Class F Shares - STMSX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed Small/Mid Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small/Mid Cap Fund, Class F Shares	$54	1.13%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$651,881	616	$2,176	12%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Cash Equivalent	1.1%
Utilities	1.4%
Communication Services	1.9%
Energy	4.2%
Real Estate	4.6%
Consumer Staples	5.6%
Materials	5.6%
Consumer Discretionary	9.5%
Health Care	10.5%
Information Technology	13.0%
Industrials	17.9%
Financials	24.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	1.5%
CNO Financial Group Inc	1.4%
ExlService Holdings Inc	1.3%
Lincoln National Corp	1.2%
Axon Enterprise Inc	1.1%
Columbia Banking System Inc	1.1%
Commercial Metals Co, Cl A	1.1%
Old National Bancorp/IN, Cl A	1.1%
Urban Outfitters Inc	1.0%
FNB Corp/PA	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

STMSX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Tax-Managed Small/Mid Cap Fund

SEI Institutional Managed Trust/Class Y Shares - STMPX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Managed Small/Mid Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small/Mid Cap Fund, Class Y Shares	$44	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$651,881	616	$2,176	12%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Cash Equivalent	1.1%
Utilities	1.4%
Communication Services	1.9%
Energy	4.2%
Real Estate	4.6%
Consumer Staples	5.6%
Materials	5.6%
Consumer Discretionary	9.5%
Health Care	10.5%
Information Technology	13.0%
Industrials	17.9%
Financials	24.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	1.5%
CNO Financial Group Inc	1.4%
ExlService Holdings Inc	1.3%
Lincoln National Corp	1.2%
Axon Enterprise Inc	1.1%
Columbia Banking System Inc	1.1%
Commercial Metals Co, Cl A	1.1%
Old National Bancorp/IN, Cl A	1.1%
Urban Outfitters Inc	1.0%
FNB Corp/PA	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

STMPX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Mid-Cap Fund

SEI Institutional Managed Trust/Class F Shares - SEMCX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class F Shares	$49	0.99%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.98%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$70,545	270	$153	27%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Exchange Traded Fund	0.5%
Cash Equivalent	1.6%
Communication Services	2.0%
Materials	3.0%
Consumer Staples	3.5%
Energy	6.0%
Utilities	6.9%
Real Estate	8.0%
Health Care	9.7%
Information Technology	11.1%
Consumer Discretionary	11.4%
Industrials	16.6%
Financials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keysight Technologies Inc	1.8%
Cheniere Energy Inc	1.5%
Howmet Aerospace Inc	1.5%
Genpact Ltd	1.2%
Allstate Corp/The	1.1%
Cboe Global Markets Inc	1.1%
Ross Stores Inc	1.0%
Expedia Group Inc	0.9%
M&T Bank Corp	0.9%
Hasbro Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEMCX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Mid-Cap Fund

SEI Institutional Managed Trust/Class I Shares - SIPIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class I Shares	$59	1.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.20%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$70,545	270	$153	27%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Exchange Traded Fund	0.5%
Cash Equivalent	1.6%
Communication Services	2.0%
Materials	3.0%
Consumer Staples	3.5%
Energy	6.0%
Utilities	6.9%
Real Estate	8.0%
Health Care	9.7%
Information Technology	11.1%
Consumer Discretionary	11.4%
Industrials	16.6%
Financials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keysight Technologies Inc	1.8%
Cheniere Energy Inc	1.5%
Howmet Aerospace Inc	1.5%
Genpact Ltd	1.2%
Allstate Corp/The	1.1%
Cboe Global Markets Inc	1.1%
Ross Stores Inc	1.0%
Expedia Group Inc	0.9%
M&T Bank Corp	0.9%
Hasbro Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SIPIX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Mid-Cap Fund

SEI Institutional Managed Trust/Class Y Shares - SFDYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class Y Shares	$36	0.74%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.73%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$70,545	270	$153	27%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Exchange Traded Fund	0.5%
Cash Equivalent	1.6%
Communication Services	2.0%
Materials	3.0%
Consumer Staples	3.5%
Energy	6.0%
Utilities	6.9%
Real Estate	8.0%
Health Care	9.7%
Information Technology	11.1%
Consumer Discretionary	11.4%
Industrials	16.6%
Financials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keysight Technologies Inc	1.8%
Cheniere Energy Inc	1.5%
Howmet Aerospace Inc	1.5%
Genpact Ltd	1.2%
Allstate Corp/The	1.1%
Cboe Global Markets Inc	1.1%
Ross Stores Inc	1.0%
Expedia Group Inc	0.9%
M&T Bank Corp	0.9%
Hasbro Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SFDYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

U.S. Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - SVOAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class F Shares	$46	0.92%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.90%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$584,342	468	$972	25%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.5%
Cash Equivalent	1.8%
Materials	2.0%
Energy	2.2%
Utilities	3.8%
Consumer Discretionary	9.5%
Communication Services	9.7%
Consumer Staples	11.5%
Industrials	11.9%
Financials	12.2%
Health Care	15.3%
Information Technology	19.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.2%
Verizon Communications Inc	2.1%
Gilead Sciences Inc	2.0%
Cisco Systems Inc	2.0%
Bristol-Myers Squibb Co	1.8%
Amdocs Ltd	1.5%
International Business Machines Corp	1.5%
Bank of New York Mellon Corp/The	1.4%
Altria Group Inc	1.4%
Cardinal Health Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SVOAX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

U.S. Managed Volatility Fund

SEI Institutional Managed Trust/Class I Shares - SEVIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class I Shares	$59	1.17%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.15%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$584,342	468	$972	25%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.5%
Cash Equivalent	1.8%
Materials	2.0%
Energy	2.2%
Utilities	3.8%
Consumer Discretionary	9.5%
Communication Services	9.7%
Consumer Staples	11.5%
Industrials	11.9%
Financials	12.2%
Health Care	15.3%
Information Technology	19.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.2%
Verizon Communications Inc	2.1%
Gilead Sciences Inc	2.0%
Cisco Systems Inc	2.0%
Bristol-Myers Squibb Co	1.8%
Amdocs Ltd	1.5%
International Business Machines Corp	1.5%
Bank of New York Mellon Corp/The	1.4%
Altria Group Inc	1.4%
Cardinal Health Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEVIX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

U.S. Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - SUSYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class Y Shares	$34	0.67%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.65%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$584,342	468	$972	25%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.5%
Cash Equivalent	1.8%
Materials	2.0%
Energy	2.2%
Utilities	3.8%
Consumer Discretionary	9.5%
Communication Services	9.7%
Consumer Staples	11.5%
Industrials	11.9%
Financials	12.2%
Health Care	15.3%
Information Technology	19.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.2%
Verizon Communications Inc	2.1%
Gilead Sciences Inc	2.0%
Cisco Systems Inc	2.0%
Bristol-Myers Squibb Co	1.8%
Amdocs Ltd	1.5%
International Business Machines Corp	1.5%
Bank of New York Mellon Corp/The	1.4%
Altria Group Inc	1.4%
Cardinal Health Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SUSYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Global Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - SVTAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class F Shares	$57	1.13%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$787,723	474	$2,186	43%

Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.1%
Futures Contracts	0.0%
Other Countries	5.4%
Spain	1.4%
Israel	1.4%
Sweden	1.5%
Norway	1.6%
Hong Kong	2.2%
France	2.2%
Netherlands	2.6%
Canada	2.8%
Switzerland	4.4%
United Kingdom	4.5%
Japan	9.5%
United States	59.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.0%
Cisco Systems Inc	1.7%
Motorola Solutions Inc	1.5%
Kimberly-Clark Corp	1.4%
Boston Scientific Corp	1.4%
Microsoft Corp	1.4%
Koninklijke Ahold Delhaize NV	1.3%
Electronic Arts Inc	1.3%
Johnson & Johnson	1.3%
McKesson Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SVTAX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Global Managed Volatility Fund

SEI Institutional Managed Trust/Class I Shares - SGMIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class I Shares	$70	1.38%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.36%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$787,723	474	$2,186	43%

Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.1%
Futures Contracts	0.0%
Other Countries	5.4%
Spain	1.4%
Israel	1.4%
Sweden	1.5%
Norway	1.6%
Hong Kong	2.2%
France	2.2%
Netherlands	2.6%
Canada	2.8%
Switzerland	4.4%
United Kingdom	4.5%
Japan	9.5%
United States	59.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.0%
Cisco Systems Inc	1.7%
Motorola Solutions Inc	1.5%
Kimberly-Clark Corp	1.4%
Boston Scientific Corp	1.4%
Microsoft Corp	1.4%
Koninklijke Ahold Delhaize NV	1.3%
Electronic Arts Inc	1.3%
Johnson & Johnson	1.3%
McKesson Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SGMIX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Global Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - SGLYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class Y Shares	$45	0.88%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$787,723	474	$2,186	43%

Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.1%
Futures Contracts	0.0%
Other Countries	5.4%
Spain	1.4%
Israel	1.4%
Sweden	1.5%
Norway	1.6%
Hong Kong	2.2%
France	2.2%
Netherlands	2.6%
Canada	2.8%
Switzerland	4.4%
United Kingdom	4.5%
Japan	9.5%
United States	59.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.0%
Cisco Systems Inc	1.7%
Motorola Solutions Inc	1.5%
Kimberly-Clark Corp	1.4%
Boston Scientific Corp	1.4%
Microsoft Corp	1.4%
Koninklijke Ahold Delhaize NV	1.3%
Electronic Arts Inc	1.3%
Johnson & Johnson	1.3%
McKesson Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SGLYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Tax-Managed Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - TMMAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Managed Volatility Fund, Class F Shares	$47	0.93%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.91%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$734,825	177	$1,296	20%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.3%
Energy	1.9%
Cash Equivalent	2.0%
Materials	2.4%
Utilities	4.8%
Consumer Discretionary	7.8%
Communication Services	8.1%
Industrials	11.3%
Information Technology	14.1%
Financials	14.2%
Health Care	15.6%
Consumer Staples	17.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Progressive Corp/The	2.3%
AutoZone Inc	2.1%
Waste Management Inc	1.9%
AT&T Inc	1.8%
Northrop Grumman Corp	1.8%
Elevance Health Inc	1.8%
Verizon Communications Inc	1.7%
Aflac Inc	1.7%
Walmart Inc	1.6%
Microsoft Corp	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

TMMAX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Tax-Managed Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - STVYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Managed Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Managed Volatility Fund, Class Y Shares	$34	0.68%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$734,825	177	$1,296	20%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.3%
Energy	1.9%
Cash Equivalent	2.0%
Materials	2.4%
Utilities	4.8%
Consumer Discretionary	7.8%
Communication Services	8.1%
Industrials	11.3%
Information Technology	14.1%
Financials	14.2%
Health Care	15.6%
Consumer Staples	17.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Progressive Corp/The	2.3%
AutoZone Inc	2.1%
Waste Management Inc	1.9%
AT&T Inc	1.8%
Northrop Grumman Corp	1.8%
Elevance Health Inc	1.8%
Verizon Communications Inc	1.7%
Aflac Inc	1.7%
Walmart Inc	1.6%
Microsoft Corp	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

STVYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Tax-Managed International Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - SMINX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed International Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed International Managed Volatility Fund, Class F Shares	$57	1.13%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$222,014	401	$459	22%

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	12.9%
Sweden	2.1%
Hong Kong	2.8%
Denmark	2.9%
Spain	3.2%
Netherlands	3.6%
Singapore	4.0%
Australia	4.1%
Germany	7.1%
France	9.1%
Switzerland	9.8%
United Kingdom	13.0%
Japan	22.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Novartis AG	1.7%
Deutsche Telekom AG	1.7%
Koninklijke Ahold Delhaize NV	1.6%
Orange SA	1.5%
Imperial Brands PLC	1.5%
Engie SA	1.2%
Tesco PLC	1.1%
GSK PLC	1.1%
Roche Holding AG	1.0%
Swiss Re AG	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMINX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Tax-Managed International Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - SIMYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Managed International Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed International Managed Volatility Fund, Class Y Shares	$44	0.88%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$222,014	401	$459	22%

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	12.9%
Sweden	2.1%
Hong Kong	2.8%
Denmark	2.9%
Spain	3.2%
Netherlands	3.6%
Singapore	4.0%
Australia	4.1%
Germany	7.1%
France	9.1%
Switzerland	9.8%
United Kingdom	13.0%
Japan	22.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Novartis AG	1.7%
Deutsche Telekom AG	1.7%
Koninklijke Ahold Delhaize NV	1.6%
Orange SA	1.5%
Imperial Brands PLC	1.5%
Engie SA	1.2%
Tesco PLC	1.1%
GSK PLC	1.1%
Roche Holding AG	1.0%
Swiss Re AG	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SIMYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Real Estate Fund

SEI Institutional Managed Trust/Class F Shares - SETAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class F Shares	$57	1.16%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.14%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$69,312	56	$205	41%

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	1.0%
Real Estate	98.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
American Tower Corp, Cl A	6.6%
Equinix Inc	6.4%
Prologis Inc	5.9%
Welltower Inc	5.6%
Ventas Inc	4.5%
Digital Realty Trust Inc, Cl A	4.0%
Extra Space Storage Inc	3.7%
Invitation Homes Inc	3.7%
UDR Inc,	3.0%
Realty Income Corp,	2.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SETAX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Real Estate Fund

SEI Institutional Managed Trust/Class I Shares - SEIRX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class I Shares	$68	1.38%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.36%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$69,312	56	$205	41%

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	1.0%
Real Estate	98.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
American Tower Corp, Cl A	6.6%
Equinix Inc	6.4%
Prologis Inc	5.9%
Welltower Inc	5.6%
Ventas Inc	4.5%
Digital Realty Trust Inc, Cl A	4.0%
Extra Space Storage Inc	3.7%
Invitation Homes Inc	3.7%
UDR Inc,	3.0%
Realty Income Corp,	2.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEIRX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Real Estate Fund

SEI Institutional Managed Trust/Class Y Shares - SREYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class Y Shares	$45	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$69,312	56	$205	41%

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	1.0%
Real Estate	98.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
American Tower Corp, Cl A	6.6%
Equinix Inc	6.4%
Prologis Inc	5.9%
Welltower Inc	5.6%
Ventas Inc	4.5%
Digital Realty Trust Inc, Cl A	4.0%
Extra Space Storage Inc	3.7%
Invitation Homes Inc	3.7%
UDR Inc,	3.0%
Realty Income Corp,	2.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SREYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Core Fixed Income Fund

SEI Institutional Managed Trust/Class F Shares - TRLVX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class F Shares	$34	0.68%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,493,350	3,045	$3,436	226%

Asset WeightingsFootnote Reference*

Value	Value
Forwards	0.0%
Purchased Swaption	0.0%
Futures Contracts	0.1%
Municipal Bonds	0.2%
U.S. Government Agency Obligations	0.2%
Loan Participations	0.2%
Materials	0.6%
Sovereign Debt	0.6%
Real Estate	0.7%
Consumer Discretionary	0.9%
Consumer Staples	1.1%
Energy	1.3%
Communication Services	1.5%
Industrials	1.5%
Information Technology	1.5%
Cash Equivalent	2.3%
Health Care	2.6%
Utilities	2.7%
Asset-Backed Securities	6.6%
Financials	6.9%
U.S. Treasury Obligations	31.8%
Mortgage-Backed Securities	42.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	03/31/30	6.3%
U.S. Treasury Bonds	4.750%	02/15/45	2.4%
U.S. Treasury Notes	3.875%	03/15/28	2.4%
U.S. Treasury Notes	3.875%	03/31/27	2.2%
U.S. Treasury Notes	4.625%	02/15/35	1.8%
U.S. Treasury Bonds	4.625%	02/15/55	1.5%
U.S. Treasury Notes	4.250%	01/15/28	1.1%
U.S. Treasury Bonds	1.750%	08/15/41	1.1%
FNMA	3.500%	05/15/55	0.9%
GNMA	6.000%	04/28/36	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

TRLVX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Core Fixed Income Fund

SEI Institutional Managed Trust/Class I Shares - SCXIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class I Shares	$45	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.88%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,493,350	3,045	$3,436	226%

Asset WeightingsFootnote Reference*

Value	Value
Forwards	0.0%
Purchased Swaption	0.0%
Futures Contracts	0.1%
Municipal Bonds	0.2%
U.S. Government Agency Obligations	0.2%
Loan Participations	0.2%
Materials	0.6%
Sovereign Debt	0.6%
Real Estate	0.7%
Consumer Discretionary	0.9%
Consumer Staples	1.1%
Energy	1.3%
Communication Services	1.5%
Industrials	1.5%
Information Technology	1.5%
Cash Equivalent	2.3%
Health Care	2.6%
Utilities	2.7%
Asset-Backed Securities	6.6%
Financials	6.9%
U.S. Treasury Obligations	31.8%
Mortgage-Backed Securities	42.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	03/31/30	6.3%
U.S. Treasury Bonds	4.750%	02/15/45	2.4%
U.S. Treasury Notes	3.875%	03/15/28	2.4%
U.S. Treasury Notes	3.875%	03/31/27	2.2%
U.S. Treasury Notes	4.625%	02/15/35	1.8%
U.S. Treasury Bonds	4.625%	02/15/55	1.5%
U.S. Treasury Notes	4.250%	01/15/28	1.1%
U.S. Treasury Bonds	1.750%	08/15/41	1.1%
FNMA	3.500%	05/15/55	0.9%
GNMA	6.000%	04/28/36	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SCXIX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Core Fixed Income Fund

SEI Institutional Managed Trust/Class Y Shares - SCFYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class Y Shares	$21	0.43%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.41%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,493,350	3,045	$3,436	226%

Asset WeightingsFootnote Reference*

Value	Value
Forwards	0.0%
Purchased Swaption	0.0%
Futures Contracts	0.1%
Municipal Bonds	0.2%
U.S. Government Agency Obligations	0.2%
Loan Participations	0.2%
Materials	0.6%
Sovereign Debt	0.6%
Real Estate	0.7%
Consumer Discretionary	0.9%
Consumer Staples	1.1%
Energy	1.3%
Communication Services	1.5%
Industrials	1.5%
Information Technology	1.5%
Cash Equivalent	2.3%
Health Care	2.6%
Utilities	2.7%
Asset-Backed Securities	6.6%
Financials	6.9%
U.S. Treasury Obligations	31.8%
Mortgage-Backed Securities	42.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	03/31/30	6.3%
U.S. Treasury Bonds	4.750%	02/15/45	2.4%
U.S. Treasury Notes	3.875%	03/15/28	2.4%
U.S. Treasury Notes	3.875%	03/31/27	2.2%
U.S. Treasury Notes	4.625%	02/15/35	1.8%
U.S. Treasury Bonds	4.625%	02/15/55	1.5%
U.S. Treasury Notes	4.250%	01/15/28	1.1%
U.S. Treasury Bonds	1.750%	08/15/41	1.1%
FNMA	3.500%	05/15/55	0.9%
GNMA	6.000%	04/28/36	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SCFYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

High Yield Bond Fund

SEI Institutional Managed Trust/Class F Shares - SHYAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class F Shares	$46	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,084,586	1,240	$2,307	34%

Asset WeightingsFootnote Reference*

Value	Value
Right	0.0%
Forwards	0.0%
Warrants	0.1%
Preferred Stock	1.3%
Cash Equivalent	1.4%
Consumer Staples	2.1%
Utilities	2.2%
Real Estate	2.4%
Information Technology	3.5%
Health Care	7.4%
Asset-Backed Securities	8.2%
Materials	8.4%
Financials	8.7%
Industrials	9.3%
Energy	10.4%
Loan Participations	10.5%
Communication Services	10.5%
Consumer Discretionary	13.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
DISH Network	11.750%	11/15/27	0.5%
CCO Holdings	5.000%	02/01/28	0.5%
Zayo Group Holdings	4.000%	03/01/27	0.5%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.5%
Benefit Street Partners CLO V-B, Ser 2018-5BA	0.000%	04/20/31	0.5%
CCO Holdings	4.500%	08/15/30	0.4%
CCO Holdings	4.250%	02/01/31	0.4%
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	08/20/29	0.4%
1261229 BC	10.000%	04/15/32	0.4%
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB	0.000%	04/20/34	0.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SHYAX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

High Yield Bond Fund

SEI Institutional Managed Trust/Class I Shares - SEIYX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class I Shares	$60	1.20%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.18%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,084,586	1,240	$2,307	34%

Asset WeightingsFootnote Reference*

Value	Value
Right	0.0%
Forwards	0.0%
Warrants	0.1%
Preferred Stock	1.3%
Cash Equivalent	1.4%
Consumer Staples	2.1%
Utilities	2.2%
Real Estate	2.4%
Information Technology	3.5%
Health Care	7.4%
Asset-Backed Securities	8.2%
Materials	8.4%
Financials	8.7%
Industrials	9.3%
Energy	10.4%
Loan Participations	10.5%
Communication Services	10.5%
Consumer Discretionary	13.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
DISH Network	11.750%	11/15/27	0.5%
CCO Holdings	5.000%	02/01/28	0.5%
Zayo Group Holdings	4.000%	03/01/27	0.5%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.5%
Benefit Street Partners CLO V-B, Ser 2018-5BA	0.000%	04/20/31	0.5%
CCO Holdings	4.500%	08/15/30	0.4%
CCO Holdings	4.250%	02/01/31	0.4%
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	08/20/29	0.4%
1261229 BC	10.000%	04/15/32	0.4%
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB	0.000%	04/20/34	0.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEIYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

High Yield Bond Fund

SEI Institutional Managed Trust/Class Y Shares - SIYYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class Y Shares	$33	0.66%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,084,586	1,240	$2,307	34%

Asset WeightingsFootnote Reference*

Value	Value
Right	0.0%
Forwards	0.0%
Warrants	0.1%
Preferred Stock	1.3%
Cash Equivalent	1.4%
Consumer Staples	2.1%
Utilities	2.2%
Real Estate	2.4%
Information Technology	3.5%
Health Care	7.4%
Asset-Backed Securities	8.2%
Materials	8.4%
Financials	8.7%
Industrials	9.3%
Energy	10.4%
Loan Participations	10.5%
Communication Services	10.5%
Consumer Discretionary	13.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
DISH Network	11.750%	11/15/27	0.5%
CCO Holdings	5.000%	02/01/28	0.5%
Zayo Group Holdings	4.000%	03/01/27	0.5%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.5%
Benefit Street Partners CLO V-B, Ser 2018-5BA	0.000%	04/20/31	0.5%
CCO Holdings	4.500%	08/15/30	0.4%
CCO Holdings	4.250%	02/01/31	0.4%
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	08/20/29	0.4%
1261229 BC	10.000%	04/15/32	0.4%
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB	0.000%	04/20/34	0.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SIYYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Conservative Income Fund

SEI Institutional Managed Trust/Class F Shares - COIAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Conservative Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Income Fund, Class F Shares	$16	0.32%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$981,398	170	$257

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	0.3%
Consumer Discretionary	0.4%
Certificates of Deposit	21.4%
Repurchase Agreements	22.0%
Commercial Paper	55.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Goldman Sachs & Co	4.370%	03/31/25	10.4%
Bank of America Securities	4.370%	03/31/25	9.2%
Landesbank Baden-Wuerttemberg	4.331%	04/01/25	3.6%
Cabot Trail Funding	4.331%	04/01/25	3.6%
Chesham Finance	4.281%	04/01/25	3.1%
Chesham Finance	4.371%	04/01/25	2.5%
TD Securities	4.380%	03/31/25	2.4%
DBS Bank	4.397%	05/27/25	1.5%
National Westminster Bank	4.357%	05/12/25	1.2%
Alinghi Funding	4.599%	04/03/25	0.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

COIAX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Conservative Income Fund

SEI Institutional Managed Trust/Class Y Shares - COIYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Conservative Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Income Fund, Class Y Shares	$11	0.22%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$981,398	170	$257

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	0.3%
Consumer Discretionary	0.4%
Certificates of Deposit	21.4%
Repurchase Agreements	22.0%
Commercial Paper	55.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Goldman Sachs & Co	4.370%	03/31/25	10.4%
Bank of America Securities	4.370%	03/31/25	9.2%
Landesbank Baden-Wuerttemberg	4.331%	04/01/25	3.6%
Cabot Trail Funding	4.331%	04/01/25	3.6%
Chesham Finance	4.281%	04/01/25	3.1%
Chesham Finance	4.371%	04/01/25	2.5%
TD Securities	4.380%	03/31/25	2.4%
DBS Bank	4.397%	05/27/25	1.5%
National Westminster Bank	4.357%	05/12/25	1.2%
Alinghi Funding	4.599%	04/03/25	0.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

COIYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Tax-Free Conservative Income Fund

SEI Institutional Managed Trust/Class F Shares - TFCAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Tax-Free Conservative Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Conservative Income Fund, Class F Shares	$16	0.32%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$210,895	108	$65

Asset WeightingsFootnote Reference*

Value	Value
Tax-Exempt Commercial Paper	19.1%
Municipal Bonds	83.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project	2.990%	12/01/41	3.6%
Wanaque	4.000%	12/18/25	3.5%
Lucie County, Florida Power & Light Project, Ser R	2.850%	09/01/28	3.4%
Pennsylvania State, Turnpike Commission	2.720%	12/01/39	3.1%
Colorado Springs, Utilities System Revenue, Ser C-REMK	2.720%	11/01/28	2.9%
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-4	2.850%	08/01/39	2.5%
Massachusetts Bay, Transportation Authority	2.850%	05/01/25	2.4%
Lincoln, Electric System Revenue	2.900%	05/19/25	2.4%
Nashville & Davidson County, Water & Sewer Revenue	3.100%	04/10/25	2.4%
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S	2.750%	05/15/62	2.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

TFCAX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Tax-Free Conservative Income Fund

SEI Institutional Managed Trust/Class Y Shares - TFCYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Free Conservative Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Conservative Income Fund, Class Y Shares	$11	0.22%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$210,895	108	$65

Asset WeightingsFootnote Reference*

Value	Value
Tax-Exempt Commercial Paper	19.1%
Municipal Bonds	83.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project	2.990%	12/01/41	3.6%
Wanaque	4.000%	12/18/25	3.5%
Lucie County, Florida Power & Light Project, Ser R	2.850%	09/01/28	3.4%
Pennsylvania State, Turnpike Commission	2.720%	12/01/39	3.1%
Colorado Springs, Utilities System Revenue, Ser C-REMK	2.720%	11/01/28	2.9%
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-4	2.850%	08/01/39	2.5%
Massachusetts Bay, Transportation Authority	2.850%	05/01/25	2.4%
Lincoln, Electric System Revenue	2.900%	05/19/25	2.4%
Nashville & Davidson County, Water & Sewer Revenue	3.100%	04/10/25	2.4%
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S	2.750%	05/15/62	2.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

TFCYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Real Return Fund

SEI Institutional Managed Trust/Class F Shares - SRAAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Real Return Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class F Shares	$24	0.47%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$379,172	22	$244	16%

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
U.S. Treasury Obligations	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities	1.625%	10/15/29	6.8%
U.S. Treasury Inflation Protected Securities	2.125%	04/15/29	6.7%
U.S. Treasury Inflation Protected Securities	2.375%	10/15/28	6.4%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/27	6.2%
U.S. Treasury Inflation Protected Securities	1.250%	04/15/28	6.0%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/27	5.9%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/26	5.9%
U.S. Treasury Inflation Protected Securities	0.500%	01/15/28	5.4%
U.S. Treasury Inflation Protected Securities	0.375%	07/15/27	5.3%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/30	5.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SRAAX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Real Return Fund

SEI Institutional Managed Trust/Class Y Shares - SRYRX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Real Return Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class Y Shares	$19	0.37%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$379,172	22	$244	16%

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
U.S. Treasury Obligations	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities	1.625%	10/15/29	6.8%
U.S. Treasury Inflation Protected Securities	2.125%	04/15/29	6.7%
U.S. Treasury Inflation Protected Securities	2.375%	10/15/28	6.4%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/27	6.2%
U.S. Treasury Inflation Protected Securities	1.250%	04/15/28	6.0%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/27	5.9%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/26	5.9%
U.S. Treasury Inflation Protected Securities	0.500%	01/15/28	5.4%
U.S. Treasury Inflation Protected Securities	0.375%	07/15/27	5.3%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/30	5.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SRYRX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Dynamic Asset Allocation Fund

SEI Institutional Managed Trust/Class F Shares - SDYAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class F Shares	$39	0.77%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.75%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$739,216	534	$753	6%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.3%
Written Swaption	-0.2%
Written Options	0.0%
Total Return Swaps	0.1%
Purchased Options	0.3%
Purchased Swaption	0.4%
Cash Equivalent	1.3%
Materials	1.5%
Real Estate	1.7%
Utilities	1.9%
Energy	2.7%
Interest Rate Swaps	3.9%
Consumer Staples	4.5%
Industrials	6.4%
Communication Services	6.9%
Consumer Discretionary	7.7%
Health Care	8.3%
Financials	10.9%
Information Technology	22.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	5.2%
Microsoft Corp	4.4%
NVIDIA Corp	4.2%
Amazon.com Inc, Cl A	2.8%
Meta Platforms Inc, Cl A	2.0%
Berkshire Hathaway Inc, Cl B	1.5%
Alphabet Inc, Cl A	1.4%
Interest Rate Swap OIS 4.35 11/02/2031	1.3%
Broadcom Inc	1.2%
Alphabet Inc, Cl C	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SDYAX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Dynamic Asset Allocation Fund

SEI Institutional Managed Trust/Class Y Shares - SDYYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class Y Shares	$26	0.52%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.50%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$739,216	534	$753	6%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.3%
Written Swaption	-0.2%
Written Options	0.0%
Total Return Swaps	0.1%
Purchased Options	0.3%
Purchased Swaption	0.4%
Cash Equivalent	1.3%
Materials	1.5%
Real Estate	1.7%
Utilities	1.9%
Energy	2.7%
Interest Rate Swaps	3.9%
Consumer Staples	4.5%
Industrials	6.4%
Communication Services	6.9%
Consumer Discretionary	7.7%
Health Care	8.3%
Financials	10.9%
Information Technology	22.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	5.2%
Microsoft Corp	4.4%
NVIDIA Corp	4.2%
Amazon.com Inc, Cl A	2.8%
Meta Platforms Inc, Cl A	2.0%
Berkshire Hathaway Inc, Cl B	1.5%
Alphabet Inc, Cl A	1.4%
Interest Rate Swap OIS 4.35 11/02/2031	1.3%
Broadcom Inc	1.2%
Alphabet Inc, Cl C	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SDYYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Multi-Strategy Alternative Fund

SEI Institutional Managed Trust/Class F Shares - SMSAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Multi-Strategy Alternative Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Alternative Fund, Class F Shares	$249	5.01%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes dividend, interest, and proxy fee expense, and other expenses outside the cap. Had this expense been excluded the ratio would have been 1.35%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$240,321	457	$963	161%

Asset WeightingsFootnote Reference*

Value	Value
Written Option	0.0%
Forwards	0.0%
Total Return Swaps	0.0%
Right	0.0%
Warrants	0.0%
Credit Default Swaps	0.0%
Purchased Option	0.0%
Cash Collateral	0.0%
Preferred Stock	0.2%
Mortgage-Backed Securities	0.3%
Consumer Staples	1.1%
Communication Services	1.3%
Financials	1.4%
Real Estate	1.8%
Utilities	1.8%
Health Care	3.2%
Information Technology	3.6%
U.S. Treasury Obligations	3.9%
Industrials	4.7%
Loan Participations	5.6%
Consumer Discretionary	5.9%
Energy	5.9%
Materials	7.1%
Cash Equivalents	9.2%
Registered Investment Companies	20.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Merger Fund, Cl I	21.0%
U.S. Treasury Bills, 4.24%, 5/29/2025	1.4%
Wynn Resorts Ltd	1.1%
Penn Entertainment Inc	1.1%
Healthcare Realty Trust Inc, Cl A	0.9%
Franklin Resources Inc	0.9%
EquipmentShare.com	0.9%
Zoom Video Communications Inc, Cl A	0.9%
U.S. Treasury Bills, 4.24%, 6/12/2025	0.8%
U.S. Treasury Bills, 4.23%, 6/20/2025	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMSAX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Multi-Strategy Alternative Fund

SEI Institutional Managed Trust/Class Y Shares - SMUYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Strategy Alternative Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Alternative Fund, Class Y Shares	$236	4.76%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes dividend, interest, and proxy fee expense, and other expenses outside the cap. Had this expense been excluded the ratio would have been 1.10%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$240,321	457	$963	161%

Asset WeightingsFootnote Reference*

Value	Value
Written Option	0.0%
Forwards	0.0%
Total Return Swaps	0.0%
Right	0.0%
Warrants	0.0%
Credit Default Swaps	0.0%
Purchased Option	0.0%
Cash Collateral	0.0%
Preferred Stock	0.2%
Mortgage-Backed Securities	0.3%
Consumer Staples	1.1%
Communication Services	1.3%
Financials	1.4%
Real Estate	1.8%
Utilities	1.8%
Health Care	3.2%
Information Technology	3.6%
U.S. Treasury Obligations	3.9%
Industrials	4.7%
Loan Participations	5.6%
Consumer Discretionary	5.9%
Energy	5.9%
Materials	7.1%
Cash Equivalents	9.2%
Registered Investment Companies	20.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Merger Fund, Cl I	21.0%
U.S. Treasury Bills, 4.24%, 5/29/2025	1.4%
Wynn Resorts Ltd	1.1%
Penn Entertainment Inc	1.1%
Healthcare Realty Trust Inc, Cl A	0.9%
Franklin Resources Inc	0.9%
EquipmentShare.com	0.9%
Zoom Video Communications Inc, Cl A	0.9%
U.S. Treasury Bills, 4.24%, 6/12/2025	0.8%
U.S. Treasury Bills, 4.23%, 6/20/2025	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMUYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Liquid Alternative Fund

SEI Institutional Managed Trust/Class F Shares - LLOBX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Liquid Alternative Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liquid Alternative Fund, Class F Shares	$53	1.07%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.05%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$189,105	15	$472

Asset WeightingsFootnote Reference*

Value	Value
Future	-0.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
DOLLAR INDEX JUN25	0.3%
S&P500 EMINI FUT JUN25	0.2%
3 MONTH SOFR FUT SEP26	0.0%
EURO FX CURR FUT JUN25	0.0%
C$ CURRENCY FUT JUN25	0.0%
US LONG BOND(CBT) JUN25	0.0%
JPN YEN CURR FUT JUN25	0.0%
US LONG BOND(CBT) JUN25	0.0%
S&P MID 400 EMINI JUN25	0.0%
AUDUSD CRNCY FUT JUN25	0.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

LLOBX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Liquid Alternative Fund

SEI Institutional Managed Trust/Class Y Shares - LLOAX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Liquid Alternative Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liquid Alternative Fund, Class Y Shares	$40	0.82%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.80%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$189,105	15	$472

Asset WeightingsFootnote Reference*

Value	Value
Future	-0.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
DOLLAR INDEX JUN25	0.3%
S&P500 EMINI FUT JUN25	0.2%
3 MONTH SOFR FUT SEP26	0.0%
EURO FX CURR FUT JUN25	0.0%
C$ CURRENCY FUT JUN25	0.0%
US LONG BOND(CBT) JUN25	0.0%
JPN YEN CURR FUT JUN25	0.0%
US LONG BOND(CBT) JUN25	0.0%
S&P MID 400 EMINI JUN25	0.0%
AUDUSD CRNCY FUT JUN25	0.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

LLOAX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Multi-Asset Accumulation Fund

SEI Institutional Managed Trust/Class F Shares - SAAAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Multi-Asset Accumulation Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Accumulation Fund, Class F Shares	$59	1.19%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.17%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,169,945	307	$3,924	47%

Asset WeightingsFootnote Reference*

Value	Value
Forwards	-0.2%
Total Return Swaps	-0.1%
Warrant	0.0%
Foreign Common Stock	0.0%
Rights	0.0%
Futures Contracts	0.1%
Sovereign Debt	6.2%
U.S. Treasury Obligations	46.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills, 4.40%, 6/5/2025	4.8%
U.S. Treasury Bills, 4.24%, 4/17/2025	4.3%
U.S. Treasury Bills, 4.22%, 7/3/2025	2.7%
U.S. Treasury Inflation Protected Securities, 1.75%, 1/15/2034	1.9%
U.S. Treasury Inflation Protected Securities, 0.13%, 1/15/2032	1.8%
U.S. Treasury Inflation Protected Securities, 1.13%, 1/15/2033	1.8%
U.S. Treasury Bills, 4.24%, 8/7/2025	1.8%
U.S. Treasury Inflation Protected Securities, 1.88%, 7/15/2034	1.8%
U.S. Treasury Inflation Protected Securities, 0.63%, 7/15/2032	1.8%
U.S. Treasury Inflation Protected Securities, 1.38%, 7/15/2033	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SAAAX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Multi-Asset Accumulation Fund

SEI Institutional Managed Trust/Class Y Shares - SMOYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Asset Accumulation Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Accumulation Fund, Class Y Shares	$46	0.94%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.92%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,169,945	307	$3,924	47%

Asset WeightingsFootnote Reference*

Value	Value
Forwards	-0.2%
Total Return Swaps	-0.1%
Warrant	0.0%
Foreign Common Stock	0.0%
Rights	0.0%
Futures Contracts	0.1%
Sovereign Debt	6.2%
U.S. Treasury Obligations	46.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills, 4.40%, 6/5/2025	4.8%
U.S. Treasury Bills, 4.24%, 4/17/2025	4.3%
U.S. Treasury Bills, 4.22%, 7/3/2025	2.7%
U.S. Treasury Inflation Protected Securities, 1.75%, 1/15/2034	1.9%
U.S. Treasury Inflation Protected Securities, 0.13%, 1/15/2032	1.8%
U.S. Treasury Inflation Protected Securities, 1.13%, 1/15/2033	1.8%
U.S. Treasury Bills, 4.24%, 8/7/2025	1.8%
U.S. Treasury Inflation Protected Securities, 1.88%, 7/15/2034	1.8%
U.S. Treasury Inflation Protected Securities, 0.63%, 7/15/2032	1.8%
U.S. Treasury Inflation Protected Securities, 1.38%, 7/15/2033	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMOYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Multi-Asset Income Fund

SEI Institutional Managed Trust/Class F Shares - SIOAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Multi-Asset Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Income Fund, Class F Shares	$41	0.82%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.80%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$520,458	1,001	$1,118	39%

Asset WeightingsFootnote Reference*

Value	Value
Forwards	-0.1%
Interest Rate Swaps	0.0%
Credit Default Swaps	0.0%
Warrants	0.0%
Futures Contracts	0.0%
Municipal Bond	0.0%
Convertible Bonds	0.1%
Utilities	0.1%
Materials	0.2%
Cash Collateral	0.3%
Consumer Discretionary	0.5%
Industrials	0.8%
Real Estate	1.0%
Information Technology	1.1%
Exchange Traded Funds	1.2%
Communication Services	1.6%
Energy	1.9%
Health Care	3.1%
Consumer Staples	3.8%
Financials	4.8%
Loan Participations	5.3%
Sovereign Debt	8.2%
Mortgage-Backed Securities	10.2%
Asset-Backed Securities	13.8%
Corporate Obligations	40.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SPDR Blackstone Senior Loan ETF	0.6%
Invesco Senior Loan ETF	0.6%
Altria Group Inc	0.5%
CME Group Inc, Cl A	0.5%
Philip Morris International Inc	0.5%
AbbVie Inc	0.5%
Oversea-Chinese Banking Corp Ltd	0.4%
Johnson & Johnson	0.4%
Oracle	0.4%
DBS Group Holdings Ltd	0.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SIOAX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Multi-Asset Income Fund

SEI Institutional Managed Trust/Class Y Shares - SLIYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Asset Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Income Fund, Class Y Shares	$36	0.72%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.70%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$520,458	1,001	$1,118	39%

Asset WeightingsFootnote Reference*

Value	Value
Forwards	-0.1%
Interest Rate Swaps	0.0%
Credit Default Swaps	0.0%
Warrants	0.0%
Futures Contracts	0.0%
Municipal Bond	0.0%
Convertible Bonds	0.1%
Utilities	0.1%
Materials	0.2%
Cash Collateral	0.3%
Consumer Discretionary	0.5%
Industrials	0.8%
Real Estate	1.0%
Information Technology	1.1%
Exchange Traded Funds	1.2%
Communication Services	1.6%
Energy	1.9%
Health Care	3.1%
Consumer Staples	3.8%
Financials	4.8%
Loan Participations	5.3%
Sovereign Debt	8.2%
Mortgage-Backed Securities	10.2%
Asset-Backed Securities	13.8%
Corporate Obligations	40.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SPDR Blackstone Senior Loan ETF	0.6%
Invesco Senior Loan ETF	0.6%
Altria Group Inc	0.5%
CME Group Inc, Cl A	0.5%
Philip Morris International Inc	0.5%
AbbVie Inc	0.5%
Oversea-Chinese Banking Corp Ltd	0.4%
Johnson & Johnson	0.4%
Oracle	0.4%
DBS Group Holdings Ltd	0.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLIYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Multi-Asset Inflation Managed Fund

SEI Institutional Managed Trust/Class F Shares - SIFAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Multi-Asset Inflation Managed Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Inflation Managed Fund, Class F Shares	$64	1.25%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes dividend, interest, and proxy fee expense, and other expenses outside the cap. Had this expense been excluded the ratio would have been 0.91%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$557,241	1,225	$924	25%

Asset WeightingsFootnote Reference*

Value	Value
Forward	0.0%
Rights	0.0%
Credit Default Swaps	0.0%
Real Estate	0.1%
Health Care	0.1%
Sovereign Debt	0.2%
Foreign Common Stock	0.2%
Materials	0.2%
Communication Services	0.2%
Information Technology	0.3%
Interest Rate Swaps	0.7%
Energy	0.7%
Consumer Staples	0.7%
Cash Collateral	0.7%
Futures Contracts	0.8%
Utilities	0.9%
Industrials	0.9%
Consumer Discretionary	1.1%
U.S. Government Agency Obligations	1.3%
Financials	3.0%
Asset-Backed Securities	3.5%
Mortgage-Backed Securities	3.8%
Common Stock	24.8%
U.S. Treasury Obligations	51.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities, 0.38%, 7/15/2027	17.6%
U.S. Treasury Inflation Protected Securities, 0.25%, 7/15/2029	13.8%
U.S. Treasury Bills, 4.25%, 4/17/2025	1.9%
Exxon Mobil Corp	1.9%
U.S. Treasury Notes, 4.50%, 1/31/2026	1.7%
U.S. Treasury Inflation Protected Securities, 0.75%, 7/15/2028	1.5%
U.S. Treasury Notes, 4.42%, 4/30/2025	1.4%
U.S. Treasury Bills, 4.23%, 4/10/2025	1.3%
U.S. Treasury Bills, 4.21%, 5/22/2025	1.2%
U.S. Treasury Notes, 4.42%, 10/31/2025	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SIFAX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Multi-Asset Inflation Managed Fund

SEI Institutional Managed Trust/Class Y Shares - SLFYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Asset Inflation Managed Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Inflation Managed Fund, Class Y Shares	$50	0.99%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes dividend, interest, and proxy fee expense, and other expenses outside the cap. Had this expense been excluded the ratio would have been 0.65%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$557,241	1,225	$924	25%

Asset WeightingsFootnote Reference*

Value	Value
Forward	0.0%
Rights	0.0%
Credit Default Swaps	0.0%
Real Estate	0.1%
Health Care	0.1%
Sovereign Debt	0.2%
Foreign Common Stock	0.2%
Materials	0.2%
Communication Services	0.2%
Information Technology	0.3%
Interest Rate Swaps	0.7%
Energy	0.7%
Consumer Staples	0.7%
Cash Collateral	0.7%
Futures Contracts	0.8%
Utilities	0.9%
Industrials	0.9%
Consumer Discretionary	1.1%
U.S. Government Agency Obligations	1.3%
Financials	3.0%
Asset-Backed Securities	3.5%
Mortgage-Backed Securities	3.8%
Common Stock	24.8%
U.S. Treasury Obligations	51.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities, 0.38%, 7/15/2027	17.6%
U.S. Treasury Inflation Protected Securities, 0.25%, 7/15/2029	13.8%
U.S. Treasury Bills, 4.25%, 4/17/2025	1.9%
Exxon Mobil Corp	1.9%
U.S. Treasury Notes, 4.50%, 1/31/2026	1.7%
U.S. Treasury Inflation Protected Securities, 0.75%, 7/15/2028	1.5%
U.S. Treasury Notes, 4.42%, 4/30/2025	1.4%
U.S. Treasury Bills, 4.23%, 4/10/2025	1.3%
U.S. Treasury Bills, 4.21%, 5/22/2025	1.2%
U.S. Treasury Notes, 4.42%, 10/31/2025	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLFYX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Multi-Asset Capital Stability Fund

SEI Institutional Managed Trust/Class F Shares - SCLAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Multi-Asset Capital Stability Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Capital Stability Fund, Class F Shares	$32	0.64%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.62%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$462,409	123	$863	77%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.2%
Total Return Swaps	0.5%
U.S. Government Agency Obligation	1.9%
Registered Investment Companies	4.8%
Common Stock	7.7%
U.S. Treasury Obligations	23.3%
Commercial Paper	26.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 4.24%, 4/17/2025	10.8%
FHLMC	1.9%
Janus Henderson AAA CLO ETF	1.8%
Microsoft Corp	1.2%
Broadcom Inc	1.2%
Alphabet Inc, Cl A	1.2%
NVIDIA Corp	1.2%
Meta Platforms Inc, Cl A	1.1%
iShares iBoxx High Yield Corporate Bond ETF	0.9%
SPDR Bloomberg High Yield Bond ETF	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SCLAX-SAR-2025

Semi-Annual Shareholder Report: March 31, 2025

Multi-Asset Capital Stability Fund

SEI Institutional Managed Trust/Class Y Shares - SMLYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Asset Capital Stability Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Capital Stability Fund, Class Y Shares	$27	0.54%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.52%.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$462,409	123	$863	77%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.2%
Total Return Swaps	0.5%
U.S. Government Agency Obligation	1.9%
Registered Investment Companies	4.8%
Common Stock	7.7%
U.S. Treasury Obligations	23.3%
Commercial Paper	26.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 4.24%, 4/17/2025	10.8%
FHLMC	1.9%
Janus Henderson AAA CLO ETF	1.8%
Microsoft Corp	1.2%
Broadcom Inc	1.2%
Alphabet Inc, Cl A	1.2%
NVIDIA Corp	1.2%
Meta Platforms Inc, Cl A	1.1%
iShares iBoxx High Yield Corporate Bond ETF	0.9%
SPDR Bloomberg High Yield Bond ETF	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMLYX-SAR-2025

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights filed herein.

March 31, 2025

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Institutional Managed Trust

❯	Large Cap Fund

❯	Large Cap Value Fund

❯	Large Cap Growth Fund

❯	Large Cap Index Fund

❯	Tax-Managed Large Cap Fund

❯	S&P 500 Index Fund

❯	Small Cap Fund

❯	Small Cap Value Fund

❯	Small Cap Growth Fund

❯	Tax-Managed Small/Mid Cap Fund

❯	Mid-Cap Fund

❯	U.S. Managed Volatility Fund

❯	Global Managed Volatility Fund

❯	Tax-Managed Managed Volatility Fund

❯	Tax-Managed International Managed Volatility Fund
❯	Real Estate Fund

❯	Core Fixed Income Fund

❯	High Yield Bond Fund

❯	Conservative Income Fund

❯	Tax-Free Conservative Income Fund

❯	Real Return Fund

❯	Dynamic Asset Allocation Fund

❯	Multi-Strategy Alternative Fund

❯	Liquid Alternative Fund

❯	Multi-Asset Accumulation Fund

❯	Multi-Asset Income Fund

❯	Multi-Asset Inflation Managed Fund

❯	Multi-Asset Capital Stability Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7) (Unaudited)
Schedules of Investments/Consolidated Schedules of Investments	1
Glossary	247
Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities	248
Statements of Operations/Consolidated Statements of Operations	260
Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets	266
Financial Highlights/Consolidated Financial Highlights	274
Notes to Financial Statements/Notes to Consolidated Financial Statements	289
Other Information (Form N-CSRS Items 8-11) (Unaudited)	335

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.0%

Communication Services — 10.1%
Alphabet Inc, Cl A	114,885	$17,766
Alphabet Inc, Cl C	109,589	17,121
AT&T Inc	599,848	16,964
Comcast Corp, Cl A	142,077	5,243
Electronic Arts Inc	7,068	1,022
Fox Corp, Cl A	75,165	4,254
Liberty Media Corp-Liberty Formula One, Cl C *	10,588	953
Match Group Inc	18,139	566
Meta Platforms Inc, Cl A	77,452	44,640
Netflix Inc *	11,443	10,671
Nexstar Media Group Inc, Cl A	10,106	1,811
Pinterest Inc, Cl A *	31,815	986
ROBLOX Corp, Cl A *	13,016	759
Sea Ltd ADR *	25,097	3,275
Sirius XM Holdings Inc	110,107	2,482
Spotify Technology SA *	3,915	2,153
TEGNA Inc	32,836	598
TKO Group Holdings Inc, Cl A	18,132	2,771
Verizon Communications Inc	98,527	4,469
Walt Disney Co/The	66,861	6,599

		145,103
Consumer Discretionary — 9.4%
Airbnb Inc, Cl A *	5,752	687
Amazon.com Inc, Cl A *	144,343	27,463
AutoNation Inc *	13,760	2,228
AutoZone Inc *	351	1,338
Bloomin' Brands Inc	75,077	538
Booking Holdings Inc	988	4,552
BorgWarner Inc	51,591	1,478
Deckers Outdoor Corp *	30,879	3,453
Dick's Sporting Goods Inc	14,116	2,845
Domino's Pizza Inc	5,404	2,483
DoorDash Inc, Cl A *	14,106	2,578
eBay Inc	82,719	5,603
Ferrari NV	2,123	908
Ford Motor Co	65,375	656
Garmin Ltd	7,293	1,584
General Motors Co	234,968	11,051
Global-e Online Ltd, Cl E *	17,477	623
Goodyear Tire & Rubber Co/The *	61,552	569
H&R Block Inc	18,030	990
Harley-Davidson Inc, Cl A	28,103	710
Home Depot Inc/The	18,479	6,772
KB Home	12,094	703
Lennar Corp, Cl A	20,534	2,357
Lululemon Athletica Inc *	9,784	2,769
Magna International Inc, Cl A	77,962	2,650
Marriott International Inc/MD, Cl A	23,478	5,592
McDonald's Corp	4,383	1,369
MercadoLibre Inc *	1,386	2,704

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
O'Reilly Automotive Inc *	979	$1,403
Penske Automotive Group Inc, Cl A	14,922	2,149
Phinia Inc	12,286	521
Pool Corp	11,231	3,575
PulteGroup Inc	56,559	5,814
PVH Corp	16,256	1,051
Ralph Lauren Corp, Cl A	6,774	1,495
Ross Stores Inc	42,423	5,421
SharkNinja Inc *	3,177	265
Tapestry Inc	19,064	1,342
Tesla Inc *	14,026	3,635
Texas Roadhouse Inc, Cl A	1,839	306
TJX Cos Inc/The	29,416	3,583
VF Corp	12,440	193
Whirlpool Corp	16,375	1,476
Williams-Sonoma Inc	18,277	2,890
Yum! Brands Inc	13,030	2,050

		134,422
Consumer Staples — 6.7%
Albertsons Cos Inc, Cl A	56,358	1,239
Altria Group Inc	159,630	9,581
Ambev SA ADR	957,208	2,230
Archer-Daniels-Midland Co	32,708	1,570
Bunge Global SA	12,997	993
Campbell Soup Co	7,964	318
Casey's General Stores Inc	18,037	7,829
Colgate-Palmolive Co	38,162	3,576
Conagra Brands Inc	236,892	6,318
Costco Wholesale Corp	7,927	7,497
Dollar General Corp	65,361	5,747
Estee Lauder Cos Inc/The, Cl A	39,173	2,585
Ingredion Inc	27,018	3,653
Kimberly-Clark Corp	2,951	420
Kraft Heinz Co/The	8,297	253
Kroger Co/The	241,315	16,335
Molson Coors Beverage Co, Cl B	40,990	2,495
Monster Beverage Corp *	8,908	521
Philip Morris International Inc	14,545	2,309
Procter & Gamble Co/The	12,533	2,136
Target Corp, Cl A	16,385	1,710
Tyson Foods Inc, Cl A	105,363	6,723
Unilever PLC ADR	121,276	7,222
Walmart Inc	31,674	2,781

		96,041
Energy — 3.3%
APA Corp	14,750	310
BP PLC ADR	99,366	3,358
Cameco Corp	14,483	596
Canadian Natural Resources Ltd	93,697	2,886
Cheniere Energy Inc	17,997	4,164
ConocoPhillips	73,687	7,739
Devon Energy Corp	71,669	2,680

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diamondback Energy Inc, Cl A	21,976	$3,513
Exxon Mobil Corp	24,695	2,937
Halliburton Co	70,935	1,800
HF Sinclair Corp	19,807	651
Marathon Petroleum Corp	16,925	2,466
Phillips 66	23,171	2,861
Schlumberger NV, Cl A	42,293	1,768
Scorpio Tankers Inc	6,804	256
Shell PLC ADR	60,732	4,450
Valero Energy Corp	33,662	4,446

		46,881
Financials — 15.0%
Aflac Inc	21,415	2,381
Allstate Corp/The	40,146	8,313
American Financial Group Inc/OH	10,346	1,359
American International Group Inc	7,816	679
Ameriprise Financial Inc	15,882	7,689
Annaly Capital Management Inc ‡	147,256	2,991
Bank of America Corp	150,074	6,263
Bank of New York Mellon Corp/The	69,328	5,815
Berkshire Hathaway Inc, Cl B *	7,542	4,017
Brown & Brown Inc	2,297	286
Citigroup Inc	261,327	18,552
Citizens Financial Group Inc	9,142	375
Discover Financial Services	22,707	3,876
East West Bancorp Inc	23,532	2,112
Everest Group Ltd	2,104	764
Fifth Third Bancorp	58,545	2,295
First Horizon Corp	78,064	1,516
Fiserv Inc, Cl A *	9,160	2,023
Global Payments Inc	81,963	8,026
Goldman Sachs Group Inc/The	7,350	4,015
Hartford Financial Services Group Inc/The	53,066	6,566
JPMorgan Chase & Co	47,199	11,578
Kinsale Capital Group Inc	10,864	5,288
M&T Bank Corp	5,367	959
Mastercard Inc, Cl A	4,577	2,509
MetLife Inc	5,123	411
MGIC Investment Corp	37,006	917
Moody's Corp	33,622	15,657
Morgan Stanley	44,652	5,210
MSCI Inc, Cl A	12,409	7,017
NU Holdings Ltd, Cl A *	61,922	634
Radian Group Inc	47,300	1,564
Regions Financial Corp	108,576	2,359
Robinhood Markets Inc, Cl A *	50,597	2,106
S&P Global Inc	9,509	4,831
Starwood Property Trust Inc ‡	37,558	742
State Street Corp	74,420	6,663
Synchrony Financial	76,046	4,026
Truist Financial Corp	8,968	369
Unum Group	35,267	2,873
Visa Inc, Cl A	89,449	31,348

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Voya Financial Inc	4,799	$325
Wells Fargo & Co	118,263	8,490
Western Union Co/The	29,776	315
Willis Towers Watson PLC	24,670	8,337
Zions Bancorp NA	17,984	897

		215,338
Health Care — 13.3%
AbbVie Inc	12,447	2,608
AstraZeneca PLC ADR	11,848	871
Baxter International Inc	60,057	2,056
Boston Scientific Corp *	80,538	8,125
Bristol-Myers Squibb Co	120,058	7,322
Cardinal Health Inc	32,945	4,539
Cencora Inc, Cl A	26,269	7,305
Centene Corp *	9,478	575
Cigna Group/The	4,286	1,410
CVS Health Corp	180,969	12,261
Danaher Corp, Cl A	12,990	2,663
DaVita Inc *	11,100	1,698
Eli Lilly & Co	13,409	11,075
Exelixis Inc *	128,438	4,742
Genmab A/S ADR *	63,285	1,239
Gilead Sciences Inc	91,918	10,299
Glaukos Corp *	1,992	196
GSK PLC ADR	112,570	4,361
HCA Healthcare Inc	13,197	4,560
Humana Inc	13,258	3,508
ICON PLC *	3,477	608
Incyte Corp *	27,964	1,693
Jazz Pharmaceuticals PLC *	42,052	5,221
Johnson & Johnson	144,242	23,921
Lantheus Holdings Inc *	7,517	734
McKesson Corp	4,309	2,900
Medtronic PLC	44,558	4,004
Merck & Co Inc	41,054	3,685
Mettler-Toledo International Inc *	12,796	15,111
Natera Inc *	18,458	2,610
Organon & Co	146,897	2,187
Pfizer Inc	188,959	4,788
Royalty Pharma PLC, Cl A	81,223	2,529
Sanofi SA ADR	40,173	2,228
Sarepta Therapeutics Inc *	10,258	655
STERIS PLC	16,539	3,749
Stryker Corp	15,396	5,731
United Therapeutics Corp *	4,772	1,471
UnitedHealth Group Inc	11,859	6,211
Universal Health Services Inc, Cl B	10,077	1,893
Viatris Inc, Cl W	252,187	2,197
Zoetis Inc, Cl A	31,784	5,233

		190,772
Industrials — 10.5%
Acuity Brands Inc	2,907	766

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AerCap Holdings NV	80,086	$8,182
AGCO Corp	28,514	2,640
Allison Transmission Holdings Inc	37,699	3,607
AMETEK Inc	31,281	5,385
Automatic Data Processing Inc	13,124	4,010
Booz Allen Hamilton Holding Corp, Cl A	30,377	3,177
Caterpillar Inc, Cl A	4,127	1,361
Cintas Corp	25,838	5,311
CNH Industrial NV	100,352	1,232
Cummins Inc	19,070	5,977
Delta Air Lines Inc, Cl A	113,589	4,952
Equifax Inc	13,661	3,327
FedEx Corp	29,915	7,293
GFL Environmental Inc	102,638	4,958
HEICO Corp	25,465	6,804
Huntington Ingalls Industries Inc, Cl A	2,248	459
Illinois Tool Works Inc	1,181	293
Lennox International Inc	2,893	1,622
Lockheed Martin Corp	6,851	3,060
ManpowerGroup Inc	38,803	2,246
Mueller Industries Inc	16,838	1,282
Old Dominion Freight Line Inc, Cl A	21,618	3,577
Oshkosh Corp	5,151	485
Otis Worldwide Corp	3,041	314
Owens Corning	24,808	3,543
Paychex Inc	1,870	289
Regal Rexnord Corp	9,006	1,025
Ryder System Inc	18,537	2,666
Snap-on Inc	14,885	5,016
Textron Inc	41,535	3,001
Timken Co/The	56,498	4,061
Trane Technologies PLC	13,590	4,579
TransDigm Group Inc	8,600	11,896
United Airlines Holdings Inc *	41,693	2,879
Veralto Corp	151,630	14,776
Verisk Analytics Inc, Cl A	1,678	499
Vertiv Holdings Co, Cl A	57,684	4,165
Waste Connections Inc	42,033	8,204
Westinghouse Air Brake Technologies Corp	1,550	281
WW Grainger Inc	1,286	1,270

		150,470
Information Technology — 24.3%
Adobe Inc *	25,321	9,711
Amdocs Ltd	44,424	4,065
Amkor Technology Inc	31,666	572
Amphenol Corp, Cl A	177,905	11,669
Analog Devices Inc	10,936	2,205
Apple Inc	236,653	52,568
Applied Materials Inc	20,604	2,990
AppLovin Corp, Cl A *	35,638	9,443
Arrow Electronics Inc, Cl A *	16,036	1,665
Astera Labs Inc *	15,287	912
Autodesk Inc, Cl A *	2,294	601

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Broadcom Inc	121,676	$20,372
Cadence Design Systems Inc *	10,128	2,576
Cirrus Logic Inc *	13,605	1,356
Cisco Systems Inc	186,640	11,518
Cloudflare Inc, Cl A *	8,661	976
Coherent Corp *	13,969	907
Core Scientific Inc *	88,479	641
Corning Inc, Cl B	9,944	455
Dell Technologies Inc, Cl C	24,050	2,192
DocuSign Inc, Cl A *	15,606	1,270
Dropbox Inc, Cl A *	155,594	4,156
DXC Technology Co *	43,175	736
F5 Inc, Cl A *	8,921	2,375
Flex Ltd *	70,233	2,323
Fortinet Inc *	19,100	1,839
Gartner Inc *	617	259
Gen Digital Inc	74,640	1,981
Hewlett Packard Enterprise Co	121,892	1,881
HP Inc	117,894	3,264
International Business Machines Corp	8,580	2,134
Intuit Inc	20,838	12,794
Jabil Inc	28,206	3,838
Micron Technology Inc	22,252	1,933
Microsoft Corp	153,150	57,491
Monolithic Power Systems Inc	6,186	3,588
Motorola Solutions Inc	34,531	15,118
NetApp Inc	3,741	329
NVIDIA Corp	365,257	39,587
ON Semiconductor Corp *	67,926	2,764
Oracle Corp, Cl B	32,747	4,578
QUALCOMM Inc	46,864	7,199
Roper Technologies Inc	7,329	4,321
Salesforce Inc	43,406	11,648
SAP SE ADR	16,020	4,300
Skyworks Solutions Inc	9,539	617
Snowflake Inc, Cl A *	4,858	710
Taiwan Semiconductor Manufacturing Co Ltd ADR	45,626	7,574
TD SYNNEX Corp	34,590	3,596
Twilio Inc, Cl A *	7,536	738
VeriSign Inc *	3,566	905
Vontier Corp	139,527	4,583
Xerox Holdings Corp	39,263	190

		348,013
Materials — 2.7%
Celanese Corp, Cl A	57,994	3,292
Crown Holdings Inc	63,953	5,708
Eastman Chemical Co	42,356	3,732
FMC Corp	106,390	4,489
Freeport-McMoRan Inc, Cl B	57,080	2,161
Graphic Packaging Holding Co	17,556	456
Linde PLC	11,352	5,286
LyondellBasell Industries NV, Cl A	3,410	240

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mosaic Co/The	15,728	$425
Reliance Inc	17,841	5,152
Sherwin-Williams Co/The, Cl A	11,666	4,074
Steel Dynamics Inc	15,976	1,998
Sylvamo Corp	35,443	2,377

		39,390
Real Estate — 1.1%
American Tower Corp, Cl A ‡	17,450	3,797
Equinix Inc ‡	4,672	3,809
Host Hotels & Resorts Inc ‡	105,947	1,506
Howard Hughes Holdings Inc *	11,249	833
MILLROSE PROPERTIES *	12,125	321
Omega Healthcare Investors Inc ‡	93,408	3,557
Sabra Health Care REIT Inc ‡	86,576	1,513

		15,336
Utilities — 2.6%
Constellation Energy Corp	1,378	278
Edison International	50,373	2,968
Entergy Corp	11,213	959

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FirstEnergy Corp	167,007	$6,750
National Fuel Gas Co	33,211	2,630
NRG Energy Inc	119,410	11,399
Talen Energy Corp *	13,265	2,649
UGI Corp	58,936	1,949
Vistra Corp	37,772	4,436
Xcel Energy Inc	50,916	3,604

		37,622
Total Common Stock
(Cost $866,960) ($ Thousands)		1,419,388

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	15,377,991	15,378
Total Cash Equivalent
(Cost $15,378) ($ Thousands)		15,378
Total Investments in Securities — 100.1%
(Cost $882,338) ($ Thousands)		$1,434,766

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	28	Jun-2025	$8,025	$7,915	$(110)
S&P Mid Cap 400 Index E-MINI	6	Jun-2025	1,795	1,763	(32)
			$9,820	$9,678	$(142)

Percentages are based on Net Assets of $1,433,969 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,419,388	–	–	1,419,388
Cash Equivalent	15,378	–	–	15,378
Total Investments in Securities	1,434,766	–	–	1,434,766

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(142)	–	–	(142)
Total Other Financial Instruments	(142)	–	–	(142)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$15,864	$210,736	$(211,222)	$—	$—	$15,378	$335	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Communication Services — 8.3%
Alphabet Inc, Cl A	15,208	$2,352
AT&T Inc	1,527,589	43,200
BCE Inc	240,134	5,514
Comcast Corp, Cl A	677,198	24,989
Fox Corp, Cl A	130,663	7,396
Meta Platforms Inc, Cl A	6,057	3,491
Nexstar Media Group Inc, Cl A	7,119	1,276
Omnicom Group Inc	67,594	5,604
Sirius XM Holdings Inc	120,576	2,718
TEGNA Inc	41,304	753
Verizon Communications Inc	163,590	7,420
Walt Disney Co/The	41,109	4,057

		108,770
Consumer Discretionary — 5.2%
AutoNation Inc *	10,940	1,771
Bloomin' Brands Inc	27,715	199
BorgWarner Inc	90,533	2,594
Dick's Sporting Goods Inc	6,823	1,375
eBay Inc	109,399	7,410
Expedia Group Inc	2,900	487
Ford Motor Co	185,547	1,861
General Motors Co	369,298	17,368
Genuine Parts Co	80,618	9,605
Goodyear Tire & Rubber Co/The *	124,130	1,147
Harley-Davidson Inc, Cl A	31,143	786
KB Home	6,098	354
Kohl's Corp	23,092	189
Lennar Corp, Cl A	27,173	3,119
Lowe's Cos Inc	38,146	8,897
Magna International Inc, Cl A	90,781	3,086
Penske Automotive Group Inc, Cl A	13,566	1,953
PulteGroup Inc	38,527	3,961
PVH Corp	28,454	1,839
Whirlpool Corp	5,977	539

		68,540
Consumer Staples — 10.9%
Albertsons Cos Inc, Cl A	45,913	1,010
Altria Group Inc	213,204	12,796
Ambev SA ADR	1,594,997	3,716
Archer-Daniels-Midland Co	130,904	6,285
Bunge Global SA	37,595	2,873
Campbell Soup Co	6,141	245
Conagra Brands Inc	183,730	4,900
Diageo PLC ADR	43,307	4,538
Dollar General Corp	80,385	7,068
Estee Lauder Cos Inc/The, Cl A	40,151	2,650
Ingredion Inc	41,015	5,546
Kenvue Inc	535,282	12,836
Kraft Heinz Co/The	56,221	1,711
Kroger Co/The	361,681	24,482

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Molson Coors Beverage Co, Cl B	102,466	$6,237
Philip Morris International Inc	120,441	19,118
Target Corp, Cl A	109,800	11,459
Tyson Foods Inc, Cl A	106,849	6,818
Unilever PLC ADR	158,208	9,421

		143,709
Energy — 7.5%
APA Corp	57,896	1,217
BP PLC ADR	147,347	4,979
Canadian Natural Resources Ltd	86,766	2,672
Chevron Corp	84,337	14,109
ConocoPhillips	175,501	18,431
Devon Energy Corp	66,333	2,481
Exxon Mobil Corp	233,846	27,811
Halliburton Co	94,314	2,393
HF Sinclair Corp	31,396	1,032
Marathon Petroleum Corp	38,375	5,591
Phillips 66	8,729	1,078
Schlumberger NV, Cl A	41,999	1,756
Scorpio Tankers Inc	24,890	935
Shell PLC ADR	61,589	4,513
Valero Energy Corp	71,068	9,386

		98,384
Financials — 21.1%
Aflac Inc	5,860	652
Allstate Corp/The	22,992	4,761
Ally Financial Inc	42,096	1,535
American Express Co	3,194	859
American Financial Group Inc/OH	11,402	1,498
American International Group Inc	40,389	3,511
Ameriprise Financial Inc	9,088	4,400
Annaly Capital Management Inc ‡	142,995	2,904
Bank of America Corp	563,730	23,525
Bank of New York Mellon Corp/The	181,889	15,255
Berkshire Hathaway Inc, Cl B *	7,249	3,861
Chubb Ltd	56,929	17,192
Citigroup Inc	469,227	33,310
Citizens Financial Group Inc	43,441	1,780
Corebridge Financial Inc	32,607	1,029
Discover Financial Services	27,554	4,704
East West Bancorp Inc	22,059	1,980
Everest Group Ltd	3,207	1,165
Fifth Third Bancorp	80,177	3,143
First Horizon Corp	113,715	2,208
Global Payments Inc	106,988	10,476
Goldman Sachs Group Inc/The	6,045	3,302
Hartford Financial Services Group Inc/The	27,860	3,447
JPMorgan Chase & Co	98,089	24,061
Lincoln National Corp	47,807	1,717
M&T Bank Corp	13,299	2,377
MetLife Inc	89,026	7,148
MGIC Investment Corp	132,507	3,284

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Morgan Stanley	118,164	$13,786
Northern Trust Corp	4,310	425
Prudential Financial Inc	29,147	3,255
Radian Group Inc	78,204	2,586
Raymond James Financial Inc	11,286	1,568
Regions Financial Corp	96,913	2,106
State Street Corp	47,517	4,254
Synchrony Financial	134,915	7,142
T Rowe Price Group Inc	7,551	694
Travelers Cos Inc/The	37,907	10,025
Truist Financial Corp	207,682	8,546
Unum Group	57,512	4,685
Voya Financial Inc	73,296	4,967
Wells Fargo & Co	273,870	19,661
Western Union Co/The	97,873	1,036
Willis Towers Watson PLC	14,511	4,904
Zions Bancorp NA	43,518	2,170

		276,894
Health Care — 14.8%
AstraZeneca PLC ADR	17,853	1,312
Baxter International Inc	135,184	4,627
Bristol-Myers Squibb Co	142,381	8,684
Cardinal Health Inc	57,618	7,938
Centene Corp *	107,861	6,548
Cigna Group/The	15,238	5,013
CVS Health Corp	268,717	18,206
DaVita Inc *	7,586	1,161
Exelixis Inc *	43,335	1,600
Genmab A/S ADR *	93,311	1,827
Gilead Sciences Inc	117,097	13,121
GSK PLC ADR	105,791	4,098
HCA Healthcare Inc	8,699	3,006
Humana Inc	12,771	3,379
ICON PLC *	2,248	393
Incyte Corp *	35,435	2,146
Jazz Pharmaceuticals PLC *	53,270	6,614
Johnson & Johnson	147,589	24,476
Lantheus Holdings Inc *	9,799	956
McKesson Corp	9,512	6,402
Medtronic PLC	178,084	16,003
Merck & Co Inc	153,888	13,813
Novartis AG ADR	80,860	9,014
Organon & Co	171,616	2,555
Pfizer Inc	527,548	13,368
Royalty Pharma PLC, Cl A	177,523	5,526
Sanofi SA ADR	48,458	2,688
Sarepta Therapeutics Inc *	12,415	792
United Therapeutics Corp *	13,725	4,231
Universal Health Services Inc, Cl B	4,613	867
Viatris Inc, Cl W	511,249	4,453

		194,817

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 11.1%
AerCap Holdings NV	75,785	$7,743
AGCO Corp	38,974	3,608
Allison Transmission Holdings Inc	39,349	3,764
Caterpillar Inc, Cl A	7,394	2,439
CNH Industrial NV	153,085	1,880
Cummins Inc	17,535	5,496
Delta Air Lines Inc, Cl A	222,357	9,695
FedEx Corp	36,398	8,873
General Dynamics Corp	55,913	15,241
Huntington Ingalls Industries Inc, Cl A	15,488	3,160
Johnson Controls International PLC	180,612	14,469
Lockheed Martin Corp	4,733	2,114
ManpowerGroup Inc	42,383	2,453
Mueller Industries Inc	14,053	1,070
Oshkosh Corp	23,928	2,251
Owens Corning	27,276	3,896
PACCAR Inc	20,506	1,997
RTX Corp	144,068	19,083
Ryder System Inc	26,884	3,866
Siemens AG ADR	72,993	8,422
Snap-on Inc	18,096	6,099
Textron Inc	59,630	4,308
Timken Co/The	47,421	3,408
United Airlines Holdings Inc *	37,425	2,584
United Parcel Service Inc, Cl B	69,337	7,626

		145,545
Information Technology — 8.4%
Amdocs Ltd	62,562	5,724
Amkor Technology Inc	86,330	1,559
Applied Materials Inc	15,694	2,278
Arrow Electronics Inc, Cl A *	29,256	3,038
Broadcom Inc	61,603	10,314
Cirrus Logic Inc *	21,379	2,131
Cisco Systems Inc	307,760	18,992
Cognizant Technology Solutions Corp, Cl A	23,365	1,787
Dell Technologies Inc, Cl C	30,097	2,743
Dropbox Inc, Cl A *	46,375	1,239
DXC Technology Co *	112,302	1,915
Flex Ltd *	72,201	2,388
Gen Digital Inc	37,780	1,003
Hewlett Packard Enterprise Co	373,639	5,765
HP Inc	254,105	7,036
International Business Machines Corp	16,236	4,037
Jabil Inc	40,507	5,512
Micron Technology Inc	25,562	2,221
Microsoft Corp	25,507	9,575
ON Semiconductor Corp *	81,451	3,314
QUALCOMM Inc	72,795	11,182
Skyworks Solutions Inc	38,844	2,510
TD SYNNEX Corp	14,359	1,493
Vontier Corp	94,752	3,113

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xerox Holdings Corp	60,688	$293

		111,162
Materials — 3.5%
Celanese Corp, Cl A	73,479	4,171
Crown Holdings Inc	46,900	4,186
Dow Inc	312,658	10,918
Eastman Chemical Co	42,118	3,711
FMC Corp	132,856	5,605
Freeport-McMoRan Inc, Cl B	72,015	2,727
Graphic Packaging Holding Co	51,887	1,347
LyondellBasell Industries NV, Cl A	46,631	3,283
Mosaic Co/The	68,084	1,839
O-I Glass Inc, Cl I *	56,355	646
Steel Dynamics Inc	40,818	5,106
Sylvamo Corp	31,045	2,082

		45,621
Real Estate — 3.2%
Crown Castle Inc ‡	73,501	7,661
Healthpeak Properties Inc ‡	552,456	11,171
Host Hotels & Resorts Inc ‡	239,190	3,399
Howard Hughes Holdings Inc *	44,213	3,275
MILLROSE PROPERTIES *	13,586	360
Omega Healthcare Investors Inc ‡	77,424	2,948
Sabra Health Care REIT Inc ‡	143,789	2,512

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
VICI Properties Inc, Cl A ‡	340,826	$11,118

		42,444
Utilities — 4.6%
Duke Energy Corp	122,415	14,931
Edison International	81,355	4,794
Exelon Corp	70,449	3,246
FirstEnergy Corp	159,602	6,451
NextEra Energy Inc	174,956	12,403
NRG Energy Inc	120,336	11,487
Sempra	5,000	357
UGI Corp	125,169	4,139
Xcel Energy Inc	34,714	2,457

		60,265
Total Common Stock
(Cost $897,966) ($ Thousands)		1,296,151

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	17,266,855	17,267
Total Cash Equivalent
(Cost $17,267) ($ Thousands)		17,267
Total Investments in Securities — 99.9%
(Cost $915,233) ($ Thousands)		$1,313,418

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	25	Jun-2025	$7,213	$7,067	$(146)
S&P Mid Cap 400 Index E-MINI	23	Jun-2025	6,921	6,759	(162)
			$14,134	$13,826	$(308)

Percentages are based on Net Assets of $1,315,065 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,296,151	–	–	1,296,151
Cash Equivalent	17,267	–	–	17,267
Total Investments in Securities	1,313,418	–	–	1,313,418

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(308)	–	–	(308)
Total Other Financial Instruments	(308)	–	–	(308)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Value Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$13,973	$99,078	$(95,784)	$—	$—	$17,267	$343	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 94.5%

Communication Services — 12.7%
Alphabet Inc, Cl A	292,617	$45,250
Alphabet Inc, Cl C	72,226	11,284
Electronic Arts Inc	9,604	1,388
Fox Corp, Cl A	3,719	211
Fox Corp, Cl B	4,004	211
Liberty Media Corp-Liberty Formula One, Cl C *	33,472	3,013
Meta Platforms Inc, Cl A	103,972	59,925
Netflix Inc *	28,938	26,986
Pinterest Inc, Cl A *	42,295	1,311
ROBLOX Corp, Cl A *	15,085	879
Roku Inc, Cl A *	7,254	511
Sea Ltd ADR *	49,650	6,479
Spotify Technology SA *	15,181	8,350
TKO Group Holdings Inc, Cl A	33,422	5,107

		170,905
Consumer Discretionary — 13.9%
Airbnb Inc, Cl A *	8,674	1,036
Amazon.com Inc, Cl A *	329,767	62,742
AutoZone Inc *	5,857	22,331
Booking Holdings Inc	2,782	12,816
Cava Group Inc *	11,096	959
Coupang Inc, Cl A *	83,190	1,824
Deckers Outdoor Corp *	36,748	4,109
DoorDash Inc, Cl A *	15,899	2,906
Ferrari NV	3,908	1,672
Garmin Ltd	25,092	5,448
General Motors Co	25,747	1,211
Global-e Online Ltd, Cl E *	37,402	1,333
Hilton Worldwide Holdings Inc	26,961	6,135
Lowe's Cos Inc	48,719	11,363
MercadoLibre Inc *	2,486	4,850
NIKE Inc, Cl B	68,592	4,354
O'Reilly Automotive Inc *	864	1,238
PVH Corp	6,250	404
Ralph Lauren Corp, Cl A	5,698	1,258
SharkNinja Inc *	20,294	1,693
Tapestry Inc	20,035	1,411
Tesla Inc *	40,886	10,596
Texas Roadhouse Inc, Cl A	8,393	1,399
TJX Cos Inc/The	172,288	20,985
VF Corp	56,922	883
Williams-Sonoma Inc	6,826	1,079
Yum! Brands Inc	1,253	197

		186,232
Consumer Staples — 3.3%
Altria Group Inc	9,272	556
Coca-Cola Co/The	93,124	6,670
Colgate-Palmolive Co	108,556	10,172
Kroger Co/The	9,950	673

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PepsiCo Inc	87,817	$13,167
Performance Food Group Co *	101	8
Philip Morris International Inc	9,312	1,478
Procter & Gamble Co/The	16,879	2,877
Target Corp, Cl A	14,977	1,563
Walmart Inc	78,255	6,870

		44,034
Energy — 0.1%
Cameco Corp	11,541	475
Ovintiv Inc	839	36
SM Energy Co	6,952	208
TechnipFMC PLC	17,643	559

		1,278
Financials — 8.8%
Bank of New York Mellon Corp/The	20,015	1,679
BlackRock Funding Inc	738	698
Block Inc, Cl A *	6,920	376
Brown & Brown Inc	20,335	2,530
Capital One Financial Corp	15,146	2,716
Charles Schwab Corp/The	9,161	717
Citigroup Inc	17,550	1,246
CME Group Inc, Cl A	62,890	16,684
FactSet Research Systems Inc	15,761	7,165
Fidelity National Information Services Inc, Cl B	25,424	1,899
Fiserv Inc, Cl A *	33,765	7,456
Goldman Sachs Group Inc/The	13,319	7,276
JPMorgan Chase & Co	12,973	3,182
Mastercard Inc, Cl A	28,838	15,807
MGIC Investment Corp	17,565	435
Moody's Corp	36,888	17,178
MSCI Inc, Cl A	12,668	7,164
Popular Inc	12,770	1,179
RenaissanceRe Holdings Ltd	3,250	780
Robinhood Markets Inc, Cl A *	64,014	2,664
S&P Global Inc	11,391	5,788
Synchrony Financial	24,908	1,319
Toast Inc, Cl A *	48,952	1,624
Visa Inc, Cl A	30,628	10,734

		118,296
Health Care — 7.5%
10X Genomics Inc, Cl A *	26,759	234
AbbVie Inc	34,651	7,260
Apellis Pharmaceuticals Inc *	39,811	871
Becton Dickinson & Co	20,709	4,744
Boston Scientific Corp *	111,279	11,226
Cardinal Health Inc	41,420	5,706
Cencora Inc, Cl A	15,409	4,285
Corcept Therapeutics Inc *	6,206	709
CVS Health Corp	14,233	964
Eli Lilly & Co	19,296	15,937

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Exelixis Inc *	17,942	$662
Fortrea Holdings Inc *	95,021	717
Gilead Sciences Inc	7,921	888
Illumina Inc *	4,436	352
Intuitive Surgical Inc *	8,566	4,242
Johnson & Johnson	56,624	9,390
McKesson Corp	234	157
Merck & Co Inc	4,504	404
Mettler-Toledo International Inc *	4,348	5,135
Natera Inc *	31,772	4,493
ResMed Inc	26,320	5,892
UnitedHealth Group Inc	29,774	15,594
Universal Health Services Inc, Cl B	2,845	535
Zoetis Inc, Cl A	1,571	259

		100,656
Industrials — 6.9%
Acuity Brands Inc	1,512	398
Automatic Data Processing Inc	1,340	409
CACI International Inc, Cl A *	509	187
Carrier Global Corp	141,749	8,987
Copart Inc *	95,167	5,386
Core & Main Inc, Cl A *	27,346	1,321
Curtiss-Wright Corp	1,868	593
Delta Air Lines Inc, Cl A	79,171	3,452
Flowserve Corp	9,503	464
GFL Environmental Inc	169,632	8,195
Graco Inc	88,784	7,414
HEICO Corp, Cl A	28,431	5,998
Howmet Aerospace Inc	42,876	5,562
Lockheed Martin Corp	6,073	2,713
Masco Corp	10,599	737
Otis Worldwide Corp	87,666	9,047
Paylocity Holding Corp *	1,629	305
RTX Corp	18,435	2,442
Textron Inc	13,802	997
Trane Technologies PLC	25,807	8,695
TransUnion	8,664	719
United Airlines Holdings Inc *	38,592	2,665
Vertiv Holdings Co, Cl A	131,131	9,468
WESCO International Inc	9,757	1,515
Westinghouse Air Brake Technologies Corp	31,447	5,703

		93,372
Information Technology — 37.8%
Adobe Inc *	17,302	6,636
Akamai Technologies Inc *	1,882	152
Amphenol Corp, Cl A	182,565	11,974
Analog Devices Inc	43,611	8,795
Apple Inc	402,414	89,388
Applied Materials Inc	18,923	2,746
AppLovin Corp, Cl A *	77,955	20,656
Arista Networks Inc *	83,307	6,455
ASML Holding NV, Cl G	5,721	3,791

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Astera Labs Inc *	40,371	$2,409
Broadcom Inc	111,634	18,691
Cadence Design Systems Inc *	17,466	4,442
Cirrus Logic Inc *	12,797	1,275
Cloudflare Inc, Cl A *	23,591	2,658
Coherent Corp *	42,258	2,744
Core Scientific Inc *	131,316	951
Crowdstrike Holdings Inc, Cl A *	5,721	2,017
DocuSign Inc, Cl A *	62,837	5,115
DoubleVerify Holdings Inc *	23,541	315
Dropbox Inc, Cl A *	7,816	209
Dynatrace Inc *	38,076	1,795
F5 Inc, Cl A *	7,454	1,985
Fair Isaac Corp *	1,605	2,960
Five9 Inc *	8,632	234
Fortinet Inc *	53,811	5,180
GoDaddy Inc, Cl A *	33,319	6,002
Guidewire Software Inc, Cl Z *	18,350	3,438
Hewlett Packard Enterprise Co	97,903	1,511
Intuit Inc	7,510	4,611
Jabil Inc	7,320	996
KLA Corp	7,718	5,247
Kyndryl Holdings Inc *	23,575	740
Manhattan Associates Inc *	6,057	1,048
Marvell Technology Inc	22,201	1,367
Micron Technology Inc	5,900	513
Microsoft Corp	328,782	123,421
Monolithic Power Systems Inc	748	434
Motorola Solutions Inc	21,941	9,606
Nebius Group, Cl A *	85,285	1,800
NetApp Inc	30,366	2,667
NVIDIA Corp	877,566	95,111
Oracle Corp, Cl B	76,159	10,648
Palantir Technologies Inc, Cl A *	50,397	4,254
Palo Alto Networks Inc *	6,294	1,074
Pegasystems Inc	14,266	992
QUALCOMM Inc	7,040	1,081
Rambus Inc *	9,432	488
Salesforce Inc	17,481	4,691
ServiceNow Inc *	3,124	2,487
Snowflake Inc, Cl A *	2,615	382
Taiwan Semiconductor Manufacturing Co Ltd ADR	76,444	12,690
TD SYNNEX Corp	22,972	2,388
TE Connectivity PLC	2,212	313
Twilio Inc, Cl A *	17,692	1,732
Ubiquiti Inc	454	141
UiPath Inc, Cl A *	114,015	1,174
Workday Inc, Cl A *	4,872	1,138

		507,758
Materials — 1.8%
Alcoa Corp	4,819	147
CRH PLC	7,164	630

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
International Paper Co	14,813	$790
Linde PLC	24,318	11,323
Louisiana-Pacific Corp	1,643	151
Packaging Corp of America	2,837	562
PPG Industries Inc	756	83
Sealed Air Corp	5,153	149
Sherwin-Williams Co/The, Cl A	31,036	10,838

		24,673
Real Estate — 0.5%
Brixmor Property Group Inc ‡	86,665	2,301
Lamar Advertising Co, Cl A ‡	6,552	745
Ventas Inc ‡	44,912	3,088
Welltower Inc ‡	2,256	346

		6,480
Utilities — 1.2%
Dominion Energy Inc	49,818	2,793
NRG Energy Inc	37,924	3,620
PG&E Corp	21,160	364
Talen Energy Corp *	24,516	4,895
Vistra Corp	34,608	4,065

		15,737
Total Common Stock
(Cost $651,349) ($ Thousands)		1,269,421
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 3.4%
U.S. Treasury Bills
4.255%, 05/20/2025 (A)	$46,900	46,630

Total U.S. Treasury Obligation
(Cost $46,631) ($ Thousands)		46,630

	Shares
CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	31,788,027	31,788
Total Cash Equivalent
(Cost $31,788) ($ Thousands)		31,788
Total Investments in Securities — 100.3%
(Cost $729,768) ($ Thousands)		$1,347,839

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
NASDAQ 100 Index E-MINI	22	Jun-2025	$8,814	$8,553	$(261)
S&P 500 Index E-MINI	31	Jun-2025	8,887	8,762	(125)
			$17,701	$17,315	$(386)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Growth Fund (Continued)

A list of the open OTC swap agreements held by the Fund at March 31, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	United States Custom Basket of Securities	New York Federal Overnight Bank Fund Rate +0.40%	Asset returns	Annually	09/15/2025	USD	$55,111	$(2,629)	$–	$(2,629)
								$(2,629)	$–	$(2,629)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of March 31, 2025:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

83,428	NVIDIA CORP	$9,963	$(938)	18.1%
59,134	LAM RESEARCH CORP	4,631	(326)	8.4
28,017	ALPHABET INC -A-	4,603	(279)	8.4
18,879	GE AEROSPACE	3,814	(34)	6.9
6,862	GOLDMAN SACHS GROUP INC	3,783	(21)	6.9
16,105	ALLSTATE CORP	3,384	(38)	6.1
19,586	SIMON PROPERTY GROUP INC	3,268	20	5.9
18,413	INTERCONTINENTAL EXCHANGE INC	3,182	(2)	5.8
13,629	ROYAL CARIBBEAN CRUISES LTD (DOING BUSINESS AS ROY	2,990	(186)	5.4
3,128	NETFLIX INC	2,972	(60)	5.4
17,496	EXPEDIA GROUP INC	2,913	30	5.3
11,963	EQUIFAX INC	2,874	34	5.2
69,690	OVINTIV INC	2,864	135	5.2
234,833	RITHM CAPITAL CORP	2,763	(21)	5.0
51,403	SYNCHRONY FINANCIAL	2,747	(31)	5.0
16,447	WELLTOWER INC	2,488	27	4.5
2,466	BLACKROCK INC	2,362	(20)	4.3
25,468	TERADYNE INC	2,296	(197)	4.2
14,829	ORACLE CORP	2,284	(215)	4.1
8,320	TRAVELERS COMPANIES INC	2,206	(1)	4.0
29,648	NIKE INC SHS -B-	2,185	(295)	4.0
24,280	TRANSUNION	2,082	(71)	3.8
19,275	TOLL BROTHERS INC	2,044	(13)	3.7
5,909	HCA HEALTHCARE INC	1,941	102	3.5
26,005	NUTANIX INC -A-	1,849	(37)	3.4
31,164	EDISON INTERNATIONAL	1,837	(5)	3.3
84,484	CARNIVAL CORPORATION SHS	1,765	(118)	3.2
24,315	PEGASYSTEMS INC	1,762	(73)	3.2
23,570	TEXTRON INC	1,749	(49)	3.2
18,194	LOUISIANA-PACIFIC CORP	1,703	(32)	3.1
66,211	INTEL CORP	1,701	(200)	3.1
33,472	PURE STORAGE INC -A-	1,697	(218)	3.1
51,918	PINTEREST INC -A-	1,665	(51)	3.0
23,008	CITIGROUP INC	1,618	14	2.9
57,000	NEWS CORP -A-	1,548	7	2.8
21,364	MASCO CORP	1,519	(36)	2.8
8,725	PROCTER & GAMBLE CO	1,481	3	2.7
28,855	ZIONS BANCORPORATION NA	1,434	3	2.6
27,101	WEBSTER FINANCIAL CORP (CONN)	1,416	(20)	2.6
3,810	EVEREST GROUP LTD	1,391	(2)	2.5
6,456	ABBVIE INC	1,385	(35)	2.5
14,500	ELASTIC N.V. BEARER AND REGISTERED SHARES	1,382	(92)	2.5
6,248	ATLASSIAN CORP -A-	1,381	(42)	2.5

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

22,312	INCYTE CORP	$1,380	$(31)	2.5%
3,910	COMFORT SYSTEMS USA INC	1,354	(95)	2.5
6,623	AMAZON.COM INC	1,296	(39)	2.4
3,746	CATERPILLAR INC	1,284	(50)	2.3
13,202	NRG ENERGY INC	1,269	(11)	2.3
2,538	S&P GLOBAL INC	1,254	33	2.3
16,255	PERFORMANCE FOOD GROUP CO	1,252	23	2.3
1,940	MONOLITHIC POWER SYSTEMS INC	1,243	(117)	2.3
5,692	PAYCOM SOFTWARE INC	1,230	14	2.2
60,401	NORWEGIAN CRUISE LINE HOLDINGS LTD	1,210	(67)	2.2
6,130	BROADCOM INC	1,192	(165)	2.2
33,842	ALCOA CORP	1,177	(144)	2.1
15,908	FIDELITY NATIONAL INFORMATION SERVICES INC REGISTE	1,150	43	2.1
66,658	PG&E CORPORATION	1,141	4	2.1
49,468	MGIC INVESTMENT CORP	1,140	83	2.1
17,100	US FOODS HOLDING CORP	1,128	(11)	2.0
11,006	SAREPTA THERAPEUTICS INC	1,115	(415)	2.0
17,085	HALOZYME THERAPEUTICS INC	1,079	9	2.0
9,505	NEUROCRINE BIOSCIENCES INC	1,060	(11)	1.9
97,346	10X GENOMICS INC -A-	1,047	(200)	1.9
136,309	ADT INC	1,029	86	1.9
267	AUTOZONE INC	967	49	1.8
12,700	DEXCOM INC	906	(41)	1.6
14,504	DOXIMITY INC -A-	905	(65)	1.6
15,138	COMERICA INC	877	93	1.6
9,146	MERCK & CO INC	867	(40)	1.6
68,797	LYFT INC -A-	828	(13)	1.5
3,267	WORKDAY INC SHS -A-	819	(57)	1.5
78,024	WARNER BROS. DISCOVERY INC SERIES -	818	18	1.5
13,642	ROBLOX CORPORATION -A-	777	17	1.4
55,072	DOUBLEVERIFY HOLDINGS INC	775	(39)	1.4
15,154	FLOWSERVE CORP	769	(27)	1.4
22,147	ALKERMES PLC	761	(31)	1.4
5,549	RTX CORPORATION	733	8	1.3
44,340	VF CORP	724	(37)	1.3
26,688	DROPBOX INC -A-	701	10	1.3
23,089	CADENCE BANK	699	7	1.3
7,071	DELL TECHNOLOGIES INC -C-	691	(47)	1.3
18,507	EXELIXIS INC	685	(3)	1.2
9,671	PAYPAL HOLDINGS INC	674	(44)	1.2
2,901	WEST PHARMACEUTICAL SERVICES INC	671	(23)	1.2
22,881	SLM CORP	669	1	1.2
9,012	ZILLOW GROUP INC -C-	647	(30)	1.2
6,028	CIRRUS LOGIC INC	605	(5)	1.1
65,646	SNAP INC -A-	590	(19)	1.1
2,473	VERISIGN INC	590	37	1.1
6,020	CRH PLC	586	(55)	1.1
19,978	IRIDIUM COMMUNICATIONS INC	567	(21)	1.0
21,757	BRIXMOR PROPERTY GROUP INC	565	12	1.0
7,125	NATIONAL FUEL GAS CO	549	18	1.0

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(39,956)	FIRST INDUSTRIAL REALTY TRUST INC	$(2,221)	$50	(4.0)%
(14,764)	HAMILTON LANE INCORPORATED -A-	(2,143)	(56)	(3.9)
(20,790)	CROWN CASTLE INC	(2,139)	(58)	(3.9)
(56,244)	DOW INC	(2,110)	149	(3.8)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(14,442)	AMERICAN WATER WORKS CO INC	$(2,091)	$(36)	(3.8)%
(64,018)	BLACKSTONE SECURED LENDING FUND SHS	(2,089)	(29)	(3.8)
(17,778)	EXPEDITORS INTERNATIONAL OF WASHINGTON REGISTERED	(2,078)	(56)	(3.8)
(19,678)	EXPAND ENERGY CORPORATION	(2,077)	(128)	(3.8)
(4,828)	ERIE INDEMNITY CO SHS -A-	(2,053)	33	(3.7)
(33,186)	COMMERCE BANCSHARES INC	(2,052)	(19)	(3.7)
(24,293)	PRINCIPAL FINANCIAL GROUP INC	(2,038)	(27)	(3.7)
(20,303)	ALEXANDRIA REAL ESTATE EQUITIES INC	(2,021)	119	(3.7)
(6,156)	POOL CORP	(2,013)	49	(3.7)
(24,919)	COSTAR GROUP INC	(1,997)	26	(3.6)
(3,471)	TYLER TECHNOLOGIES INC	(1,994)	(21)	(3.6)
(21,292)	SOUTHSTATE CORPORATION	(1,975)	1	(3.6)
(10,973)	JACK HENRY & ASSOCIATES INC	(1,944)	(63)	(3.5)
(5,502)	RBC BEARINGS INC	(1,906)	139	(3.5)
(126,761)	HUNTINGTON BANCSHARES INC	(1,889)	(31)	(3.4)
(27,793)	CARRIER GLOBAL CORPORATION	(1,880)	121	(3.4)
(18,354)	UMB FINANCIAL CORP	(1,871)	11	(3.4)
(78,971)	GAMESTOP CORP NEW SHS -A-	(1,839)	79	(3.3)
(14,032)	PHILLIPS 66	(1,813)	83	(3.3)
(10,592)	CDW CORPORATION	(1,807)	113	(3.3)
(23,277)	WESTERN ALLIANCE BANCORP	(1,794)	9	(3.3)
(26,116)	LOAR HOLDINGS INC	(1,740)	(103)	(3.2)
(41,084)	ROBINHOOD MARKETS INC -A-	(1,709)	2	(3.1)
(42,791)	ESSENTIAL UTILITIES INC	(1,705)	16	(3.1)
(21,306)	CF INDUSTRIES HOLDINGS INC	(1,656)	(6)	(3.0)
(136,122)	NU HOLDINGS LIMITED -A-	(1,609)	218	(2.9)
(26,798)	REALTY INCOME CORP	(1,527)	(25)	(2.8)
(19,580)	AGREE REALTY CORP	(1,511)	1	(2.7)
(7,287)	HEICO CORP -A-	(1,502)	(33)	(2.7)
(13,662)	WESTLAKE CORPORATION	(1,471)	110	(2.7)
(3,056)	KINSALE CAPITAL GROUP INC	(1,396)	(90)	(2.5)
(16,590)	MUELLER INDUSTRIES INC	(1,350)	85	(2.4)
(7,987)	CRANE COMPANY	(1,234)	12	(2.2)
(82,280)	THE CHEMOURS CO	(1,201)	90	(2.2)
(8,431)	SPX TECHNOLOGIES INC	(1,142)	58	(2.1)
(4,255)	F5 INC	(1,138)	7	(2.1)
(14,220)	ALBEMARLE CORP	(1,102)	79	(2.0)
(116,673)	CCC INTELLIGENT SOLUTIONS HOLDINGS INC REGISTERED	(1,097)	45	(2.0)
(53,615)	SUMMIT THERAPEUTICS INC	(1,079)	46	(2.0)
(6,078)	CHARLES RIVER LABORATORIES INTERNATIONAL INC REGIS	(1,064)	150	(1.9)
(49,286)	REGIONS FINANCIAL CORP	(1,062)	(20)	(1.9)
(95,625)	ROIVANT SCIENCES LIMITED	(1,038)	74	(1.9)
(24,325)	SUPER MICRO COMPUTER INC	(991)	166	(1.8)
(4,617)	WATTS WATER TECHNOLOGIES INC SHS -A-	(988)	48	(1.8)
(24,484)	FIFTH THIRD BANCORP	(987)	19	(1.8)
(97,617)	CLEVELAND-CLIFFS INC	(980)	179	(1.8)
(12,617)	RLI CORP	(967)	(47)	(1.8)
(14,149)	TERRENO REALTY CORP	(953)	65	(1.7)
(8,535)	CONSOLIDATED EDISON INC	(919)	(24)	(1.7)
(3,065)	CSW INDUSTRIALS INC	(898)	5	(1.6)
(5,893)	CHART INDUSTRIES INC	(894)	45	(1.6)
(6,821)	SPS COMMERCE INC	(879)	(25)	(1.6)
(16,783)	BALL CORP	(877)	5	(1.6)
(4,733)	LANCASTER COLONY CORP	(867)	36	(1.6)
(138,667)	UWM HOLDINGS CORPORATION -A-	(860)	90	(1.6)
(2,571)	CURTISS-WRIGHT CORP	(846)	31	(1.5)
(2,450)	MADRIGAL PHARMACEUTICALS INC	(839)	29	(1.5)
(6,042)	NOVANTA INC	(834)	62	(1.5)
(38,049)	ARES CAPITAL CORP	(831)	(23)	(1.5)
(24,739)	LEONARDO DRS INC	(820)	5	(1.5)
(3,954)	HUNTINGTON INGALLS INDUSTRIES INC	(819)	13	(1.5)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Growth Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(6,198)	SUN COMMUNITIES INC	$(818)	$16	(1.5)%
(10,009)	VAXCYTE INC	(753)	376	(1.4)
(5,634)	JBT MAREL CORPORATION	(709)	21	(1.3)
(33,502)	OLD NATIONAL BANCORP	(708)	(1)	(1.3)
(2,113)	MEDPACE HOLDINGS INC	(690)	47	(1.3)
(15,706)	REVOLUTION MEDICINES INC	(615)	60	(1.1)
(4,046)	LANDSTAR SYSTEM INC	(608)	1	(1.1)
(14,417)	THE CAMPBELL'S COMPANY	(562)	(12)	(1.0)
(259,388)	LUCID GROUP INC	(560)	(67)	(1.0)
(2,500)	FABRINET BEARER SHS	(554)	61	(1.0)

Percentages are based on Net Assets of $1,343,489 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,269,421	–	–	1,269,421
U.S. Treasury Obligation	–	46,630	–	46,630
Cash Equivalent	31,788	–	–	31,788
Total Investments in Securities	1,301,209	46,630	–	1,347,839

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(386)	–	–	(386)
OTC Swap
Total Return Swap*
Unrealized Depreciation	–	(2,629)	–	(2,629)
Total Other Financial Instruments	(386)	(2,629)	–	(3,015)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$31,080	$251,442	$(250,734)	$—	$—	$31,788	$767	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.6%

Communication Services — 8.9%
Alphabet Inc, Cl A	119,410	$18,466
Alphabet Inc, Cl C	98,575	15,400
AT&T Inc	145,751	4,122
Charter Communications Inc, Cl A *	1,872	690
Comcast Corp, Cl A	76,156	2,810
Electronic Arts Inc	5,406	781
Fox Corp, Cl A	4,531	256
Fox Corp, Cl B	2,800	148
Frontier Communications Parent Inc *	5,100	183
GCI Liberty Inc *	2,200	—
IAC Inc *	1,648	76
Interpublic Group of Cos Inc/The	7,500	204
Iridium Communications Inc	2,400	66
Liberty Broadband Corp, Cl A *	400	34
Liberty Broadband Corp, Cl C *	2,308	196
Liberty Global Ltd, Cl A *	3,800	44
Liberty Global PLC *	3,300	39
Liberty Media Corp-Liberty Formula One, Cl A *	500	41
Liberty Media Corp-Liberty Formula One, Cl C *	4,300	387
Liberty Media Corp-Liberty Live, Cl A *	400	27
Liberty Media Corp-Liberty Live, Cl C *	1,009	69
Live Nation Entertainment Inc *	3,190	417
Madison Square Garden Sports Corp *	396	77
Match Group Inc	5,399	168
Meta Platforms Inc, Cl A	44,494	25,645
Netflix Inc *	8,679	8,093
New York Times Co/The, Cl A	3,212	159
News Corp, Cl A	7,700	210
News Corp, Cl B	2,300	70
Nexstar Media Group Inc, Cl A	600	107
Omnicom Group Inc	3,926	325
Paramount Global, Cl A	200	5
Paramount Global, Cl B	12,253	147
Pinterest Inc, Cl A *	12,376	384
Playtika Holding Corp	1,600	8
ROBLOX Corp, Cl A *	10,700	624
Roku Inc, Cl A *	2,645	186
Sirius XM Holdings Inc	4,403	99
Spotify Technology SA *	2,960	1,628
Take-Two Interactive Software Inc, Cl A *	3,504	726
TKO Group Holdings Inc, Cl A	1,600	244
T-Mobile US Inc	9,564	2,551
Trade Desk Inc/The, Cl A *	9,051	495
TripAdvisor Inc *	2,100	30
Trump Media & Technology Group Corp *	1,306	25
Verizon Communications Inc	85,529	3,880
Walt Disney Co/The	36,894	3,641
Warner Bros Discovery Inc *	49,120	527

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ZoomInfo Technologies Inc, Cl A *	6,800	$68

		94,578
Consumer Discretionary — 10.3%
ADT Inc	5,828	47
Advance Auto Parts Inc	1,217	48
Airbnb Inc, Cl A *	8,700	1,039
Amazon.com Inc, Cl A *	190,612	36,266
Amer Sports Inc *	1,145	31
Aptiv PLC *	4,853	289
Aramark	5,491	190
AutoNation Inc *	494	80
AutoZone Inc *	351	1,338
Bath & Body Works Inc	4,400	133
Best Buy Co Inc	4,380	322
Birkenstock Holding PLC *	550	25
Booking Holdings Inc	668	3,077
BorgWarner Inc	4,500	129
Boyd Gaming Corp	1,300	86
Bright Horizons Family Solutions Inc *	1,200	152
Brunswick Corp/DE	1,400	75
Burlington Stores Inc *	1,253	299
Caesars Entertainment Inc *	4,300	108
Capri Holdings Ltd *	2,500	49
CarMax Inc *	3,200	249
Carnival Corp *	20,827	407
Carter's Inc	800	33
Carvana Co, Cl A *	2,200	460
Cava Group Inc *	1,500	130
Chipotle Mexican Grill Inc, Cl A *	27,750	1,393
Choice Hotels International Inc	528	70
Churchill Downs Inc	1,422	158
Columbia Sportswear Co	700	53
Coupang Inc, Cl A *	23,800	522
Crocs Inc *	1,150	122
Darden Restaurants Inc	2,399	498
Deckers Outdoor Corp *	3,106	347
Dick's Sporting Goods Inc	1,092	220
Dillard's Inc, Cl A	70	25
Domino's Pizza Inc	699	321
DoorDash Inc, Cl A *	7,164	1,309
DR Horton Inc	5,758	732
DraftKings Inc, Cl A *	9,200	306
Duolingo Inc, Cl A *	800	248
Dutch Bros Inc, Cl A *	2,100	130
eBay Inc	9,706	657
Etsy Inc *	2,254	106
Expedia Group Inc	2,524	424
Five Below Inc *	1,133	85
Floor & Decor Holdings Inc, Cl A *	2,200	177
Ford Motor Co	79,585	798
GameStop Corp, Cl A *	8,200	183
Gap Inc/The	4,200	87
Garmin Ltd	3,157	686

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
General Motors Co	20,099	$945
Gentex Corp	4,835	113
Genuine Parts Co	2,876	343
Grand Canyon Education Inc *	600	104
H&R Block Inc	2,900	159
Harley-Davidson Inc, Cl A	2,600	66
Hasbro Inc	2,902	178
Hilton Worldwide Holdings Inc	4,884	1,111
Home Depot Inc/The	20,096	7,365
Hyatt Hotels Corp, Cl A	794	97
Kohl's Corp	2,625	22
Las Vegas Sands Corp	7,146	276
Lear Corp	1,094	97
Leggett & Platt Inc	3,200	25
Lennar Corp, Cl A	4,669	536
Lennar Corp, Cl B	250	27
Light & Wonder Inc, Cl A *	1,800	156
Lithia Motors Inc, Cl A	530	156
LKQ Corp	5,188	221
Lowe's Cos Inc	11,474	2,676
Lucid Group Inc *	17,500	42
Lululemon Athletica Inc *	2,343	663
Macy's Inc	5,700	72
Marriott International Inc/MD, Cl A	4,595	1,095
Marriott Vacations Worldwide Corp	700	45
Mattel Inc *	7,100	138
McDonald's Corp	14,661	4,580
MGM Resorts International *	4,653	138
Mohawk Industries Inc *	1,032	118
Murphy USA Inc	345	162
Newell Brands Inc, Cl B	8,970	56
NIKE Inc, Cl B	23,944	1,520
Nordstrom Inc	2,100	51
Norwegian Cruise Line Holdings Ltd *	8,963	170
NVR Inc *	54	391
Ollie's Bargain Outlet Holdings Inc *	1,261	147
O'Reilly Automotive Inc *	1,180	1,690
Penn Entertainment Inc *	3,300	54
Penske Automotive Group Inc, Cl A	400	58
Planet Fitness Inc, Cl A *	1,700	164
Polaris Inc	1,031	42
Pool Corp	769	245
PulteGroup Inc	4,200	432
PVH Corp	1,149	74
QuantumScape Corp, Cl A *	6,600	27
Ralph Lauren Corp, Cl A	784	173
RH *	253	59
Rivian Automotive Inc, Cl A *	17,300	215
Ross Stores Inc	6,594	843
Royal Caribbean Cruises Ltd	4,823	991
Service Corp International/US	2,800	225
SharkNinja Inc *	1,400	117
Skechers USA Inc, Cl A *	2,753	156

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Starbucks Corp	23,001	$2,256
Tapestry Inc	4,808	339
Tempur Sealy International Inc	3,350	201
Tesla Inc *	56,473	14,636
Texas Roadhouse Inc, Cl A	1,300	217
Thor Industries Inc	1,100	83
TJX Cos Inc/The	22,959	2,796
Toll Brothers Inc	2,050	216
TopBuild Corp *	608	185
Tractor Supply Co	10,955	604
Travel + Leisure Co	1,363	63
Ulta Beauty Inc *	940	345
Under Armour Inc, Cl A *	4,200	26
Under Armour Inc, Cl C *	4,500	27
Vail Resorts Inc	770	123
Valvoline Inc *	2,700	94
VF Corp	7,264	113
Wayfair Inc, Cl A *	1,823	58
Wendy's Co/The	3,700	54
Whirlpool Corp	1,138	103
Williams-Sonoma Inc	2,500	395
Wingstop Inc, Cl A	550	124
Wyndham Hotels & Resorts Inc	1,563	141
Wynn Resorts Ltd	2,115	177
YETI Holdings Inc *	1,900	63
Yum! Brands Inc	5,759	906

		108,690
Consumer Staples — 5.8%
Albertsons Cos Inc, Cl A	8,700	191
Altria Group Inc	34,400	2,065
Archer-Daniels-Midland Co	9,788	470
BellRing Brands Inc *	2,700	201
BJ's Wholesale Club Holdings Inc *	2,700	308
Boston Beer Co Inc/The, Cl A *	190	45
Brown-Forman Corp, Cl A	1,040	35
Brown-Forman Corp, Cl B	3,622	123
Bunge Global SA	2,700	206
Campbell Soup Co	4,000	160
Casey's General Stores Inc	752	326
Celsius Holdings Inc *	3,300	118
Church & Dwight Co Inc	4,910	540
Clorox Co/The	2,471	364
Coca-Cola Co/The	78,794	5,643
Coca-Cola Consolidated Inc	100	135
Colgate-Palmolive Co	16,479	1,544
Conagra Brands Inc	9,649	257
Constellation Brands Inc, Cl A	3,236	594
Costco Wholesale Corp	9,000	8,512
Coty Inc, Cl A *	8,539	47
Darling Ingredients Inc *	3,323	104
Dollar General Corp	4,445	391
Dollar Tree Inc *	4,056	304
elf Beauty Inc *	1,100	69

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Estee Lauder Cos Inc/The, Cl A	4,680	$309
Flowers Foods Inc	4,150	79
Freshpet Inc *	900	75
General Mills Inc	11,361	679
Grocery Outlet Holding Corp *	2,300	32
Hershey Co/The	2,992	512
Hormel Foods Corp	5,837	181
Ingredion Inc	1,310	177
J M Smucker Co/The	2,154	255
Kellanova	5,285	436
Kenvue Inc	38,804	930
Keurig Dr Pepper Inc	24,225	829
Kimberly-Clark Corp	6,720	956
Kraft Heinz Co/The	18,049	549
Kroger Co/The	13,488	913
Lamb Weston Holdings Inc	3,000	160
Maplebear Inc *	3,400	136
McCormick & Co Inc/MD	5,082	418
Molson Coors Beverage Co, Cl B	3,495	213
Mondelez International Inc, Cl A	27,146	1,842
Monster Beverage Corp *	14,478	847
PepsiCo Inc	27,880	4,180
Performance Food Group Co *	3,100	244
Philip Morris International Inc	31,613	5,018
Pilgrim's Pride Corp *	900	49
Post Holdings Inc *	1,007	117
Procter & Gamble Co/The	47,957	8,173
Reynolds Consumer Products Inc	1,200	29
Seaboard Corp	6	16
SMITHFIELD FOODS INC *	520	11
Spectrum Brands Holdings Inc	557	40
Sysco Corp, Cl A	9,963	748
Target Corp, Cl A	9,343	975
Tyson Foods Inc, Cl A	5,708	364
US Foods Holding Corp *	4,597	301
Walgreens Boots Alliance Inc	14,941	167
Walmart Inc	88,113	7,735

		61,447
Energy — 3.7%
Antero Midstream Corp	7,050	127
Antero Resources Corp *	5,900	239
APA Corp	7,600	160
Baker Hughes Co, Cl A	20,202	888
Brookfield Renewable Corp	2,800	78
Cheniere Energy Inc	4,523	1,047
Chesapeake Energy Corp	4,750	529
Chevron Corp	33,249	5,562
Chord Energy Corp	1,300	147
Civitas Resources Inc	2,100	73
ConocoPhillips	26,285	2,760
Coterra Energy Inc	15,014	434
Devon Energy Corp	12,661	474
Diamondback Energy Inc, Cl A	3,829	612

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
DT Midstream Inc	1,956	$189
EOG Resources Inc	11,382	1,460
EQT Corp	11,967	639
Exxon Mobil Corp	89,286	10,619
Halliburton Co	18,145	460
Hess Corp	5,699	910
HF Sinclair Corp	3,300	108
Kinder Morgan Inc	39,334	1,122
Marathon Petroleum Corp	6,530	951
Matador Resources Co	2,500	128
New Fortress Energy Inc, Cl A	1,500	12
NOV Inc	8,200	125
Occidental Petroleum Corp	13,823	682
ONEOK Inc	12,581	1,248
Ovintiv Inc	5,500	235
Permian Resources Corp, Cl A	13,600	188
Phillips 66	8,380	1,035
Range Resources Corp	4,950	198
Sandisk Corp *	2,297	109
Schlumberger NV, Cl A	28,675	1,199
Targa Resources Corp	4,400	882
TechnipFMC PLC	8,700	276
Texas Pacific Land Corp	377	500
Valero Energy Corp	6,374	842
Viper Energy Inc, Cl A	2,100	95
Weatherford International PLC	1,500	80
Williams Cos Inc/The	24,673	1,474

		38,896
Financials — 14.9%
Affiliated Managers Group Inc	571	96
Affirm Holdings Inc, Cl A *	5,300	239
Aflac Inc	11,206	1,246
AGNC Investment Corp ‡	15,328	147
Allstate Corp/The	5,280	1,093
Ally Financial Inc	5,558	203
American Express Co	11,244	3,025
American Financial Group Inc/OH	1,443	190
American International Group Inc	12,663	1,101
Ameriprise Financial Inc	1,944	941
Annaly Capital Management Inc ‡	10,493	213
Aon PLC, Cl A	3,997	1,595
Apollo Global Management Inc	10,547	1,444
Arch Capital Group Ltd	7,389	711
Ares Management Corp, Cl A	3,800	557
Arthur J Gallagher & Co	4,955	1,711
Assurant Inc	1,100	231
Assured Guaranty Ltd	1,014	89
Axis Capital Holdings Ltd	1,623	163
Bank of America Corp	135,202	5,642
Bank of New York Mellon Corp/The	14,585	1,223
Bank OZK	2,200	96
Berkshire Hathaway Inc, Cl B *	37,170	19,796
BlackRock Funding Inc	2,970	2,811

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Blackstone Inc, Cl A	14,649	$2,048
Block Inc, Cl A *	11,253	611
Blue Owl Capital Inc, Cl A	10,300	206
BOK Financial Corp	500	52
Brighthouse Financial Inc *	1,300	75
Brown & Brown Inc	4,800	597
Capital One Financial Corp	7,713	1,383
Carlyle Group Inc/The	4,400	192
Cboe Global Markets Inc	2,100	475
Charles Schwab Corp/The	33,638	2,633
Chubb Ltd	8,210	2,479
Cincinnati Financial Corp	3,100	458
Citigroup Inc	38,430	2,728
Citizens Financial Group Inc	9,159	375
CME Group Inc, Cl A	7,333	1,945
CNA Financial Corp	552	28
Coinbase Global Inc, Cl A *	4,100	706
Columbia Banking System Inc	4,366	109
Comerica Inc	2,753	163
Commerce Bancshares Inc/MO	2,588	161
Corebridge Financial Inc	6,000	189
Corpay Inc *	1,371	478
Credit Acceptance Corp, Cl A *	136	70
Cullen/Frost Bankers Inc	1,214	152
Discover Financial Services	5,071	866
East West Bancorp Inc	2,800	251
Equitable Holdings Inc	6,500	339
Euronet Worldwide Inc *	900	96
Evercore Inc, Cl A	683	136
Everest Group Ltd	866	315
FactSet Research Systems Inc	785	357
Fidelity National Financial Inc	5,310	346
Fidelity National Information Services Inc, Cl B	11,119	830
Fifth Third Bancorp	13,700	537
First American Financial Corp	2,050	135
First Citizens BancShares Inc/NC, Cl A	229	425
First Hawaiian Inc	2,600	64
First Horizon Corp	10,900	212
Fiserv Inc, Cl A *	11,478	2,535
FNB Corp/PA	7,450	100
Franklin Resources Inc	5,900	114
Global Payments Inc	5,177	507
Globe Life Inc	1,681	221
Goldman Sachs Group Inc/The	6,130	3,349
Hanover Insurance Group Inc/The, Cl A	726	126
Hartford Financial Services Group Inc/The	5,859	725
Houlihan Lokey Inc, Cl A	1,050	170
Huntington Bancshares Inc/OH	29,238	439
Interactive Brokers Group Inc, Cl A	2,121	351
Intercontinental Exchange Inc	11,512	1,986
Invesco Ltd	7,662	116
Jack Henry & Associates Inc	1,444	264

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Janus Henderson Group PLC	2,650	$96
Jefferies Financial Group Inc	3,500	187
JPMorgan Chase & Co	57,086	14,003
Kemper Corp, Cl A	1,255	84
KeyCorp	18,988	304
Kinsale Capital Group Inc	458	223
KKR & Co Inc	13,700	1,584
Lazard Inc, Cl A	2,300	100
Lincoln National Corp	3,577	128
Loews Corp	3,589	330
LPL Financial Holdings Inc	1,492	488
M&T Bank Corp	3,377	604
Markel Group Inc *	260	486
MarketAxess Holdings Inc	725	157
Marsh & McLennan Cos Inc	10,039	2,450
Mastercard Inc, Cl A	16,536	9,064
MetLife Inc	11,755	944
MGIC Investment Corp	5,400	134
Moody's Corp	3,203	1,492
Morgan Stanley	23,282	2,716
Morningstar Inc, Cl A	500	150
MSCI Inc, Cl A	1,534	867
Nasdaq Inc, Cl A	8,433	640
Northern Trust Corp	3,950	390
NU Holdings Ltd, Cl A *	64,500	660
Old Republic International Corp	4,800	188
OneMain Holdings Inc, Cl A	2,381	116
PayPal Holdings Inc *	20,320	1,326
Pinnacle Financial Partners Inc	1,500	159
PNC Financial Services Group Inc/The	8,056	1,416
Popular Inc	1,500	139
Primerica Inc	681	194
Principal Financial Group Inc, Cl A	4,634	391
Progressive Corp/The	11,857	3,356
Prosperity Bancshares Inc	1,900	136
Prudential Financial Inc	7,262	811
Raymond James Financial Inc	4,105	570
Regions Financial Corp	18,562	403
Reinsurance Group of America Inc, Cl A	1,324	261
RenaissanceRe Holdings Ltd	1,075	258
Rithm Capital Corp ‡	10,840	124
RLI Corp	1,700	137
Robinhood Markets Inc, Cl A *	13,600	566
Rocket Cos Inc, Cl A	2,800	34
Ryan Specialty Holdings Inc, Cl A	2,100	155
S&P Global Inc	6,354	3,228
SEI Investments Co †	2,100	163
Shift4 Payments Inc, Cl A *	1,200	98
SLM Corp	4,240	125
SoFi Technologies Inc *	21,100	245
Starwood Property Trust Inc ‡	6,600	130
State Street Corp	5,959	533
Stifel Financial Corp	2,000	188

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Synchrony Financial	7,918	$419
Synovus Financial Corp	3,000	140
T Rowe Price Group Inc	4,471	411
TFS Financial Corp	1,417	18
Toast Inc, Cl A *	9,350	310
TPG Inc, Cl A	1,500	71
Tradeweb Markets Inc, Cl A	2,400	356
Travelers Cos Inc/The	4,590	1,214
Truist Financial Corp	27,127	1,116
Unum Group	3,625	295
US Bancorp	31,680	1,338
UWM Holdings Corp	2,800	15
Virtu Financial Inc, Cl A	1,700	65
Visa Inc, Cl A	35,029	12,276
Voya Financial Inc	2,000	136
W R Berkley Corp	5,925	422
Webster Financial Corp	3,568	184
Wells Fargo & Co	66,825	4,797
Western Alliance Bancorp	2,200	169
Western Union Co/The	7,000	74
WEX Inc *	795	125
White Mountains Insurance Group Ltd	40	77
Willis Towers Watson PLC	2,004	677
Wintrust Financial Corp	1,300	146
XP Inc, Cl A	7,300	100
Zions Bancorp NA	3,000	150

		157,620
Health Care — 10.9%
10X Genomics Inc, Cl A *	2,198	19
Abbott Laboratories	35,083	4,654
AbbVie Inc	35,935	7,529
Acadia Healthcare Co Inc, Cl A *	2,000	61
Agilent Technologies Inc	5,854	685
Align Technology Inc *	1,551	246
Alnylam Pharmaceuticals Inc *	2,627	709
Amedisys Inc *	700	65
Amgen Inc, Cl A	10,851	3,381
Apellis Pharmaceuticals Inc *	2,100	46
Avantor Inc *	13,720	222
Azenta Inc *	1,000	35
Baxter International Inc	10,265	351
Becton Dickinson & Co	5,859	1,342
Biogen Inc *	2,959	405
BioMarin Pharmaceutical Inc *	3,767	266
Bio-Rad Laboratories Inc, Cl A *	356	87
Bio-Techne Corp	3,096	182
Boston Scientific Corp *	29,788	3,005
Bristol-Myers Squibb Co	41,186	2,512
Bruker Corp	2,300	96
Cardinal Health Inc	5,000	689
Cencora Inc, Cl A	3,395	944
Centene Corp *	10,231	621
Certara Inc *	2,600	26

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Charles River Laboratories International Inc *	1,061	$160
Chemed Corp	296	182
Cigna Group/The	5,500	1,810
Cooper Cos Inc/The *	3,948	333
CVS Health Corp	25,558	1,732
Danaher Corp, Cl A	13,134	2,692
DaVita Inc *	1,000	153
DENTSPLY SIRONA Inc	4,200	63
Dexcom Inc *	7,909	540
Doximity Inc, Cl A *	2,500	145
Edwards Lifesciences Corp, Cl A *	11,887	862
Elanco Animal Health Inc *	10,277	108
Elevance Health Inc	4,682	2,036
Eli Lilly & Co	16,247	13,419
Encompass Health Corp	2,000	203
Enovis Corp *	1,266	48
Envista Holdings Corp *	3,800	66
Exact Sciences Corp *	3,800	165
Exelixis Inc *	5,700	210
Fortrea Holdings Inc *	2,001	15
GE HealthCare Technologies Inc	9,204	743
Gilead Sciences Inc	25,344	2,840
Globus Medical Inc, Cl A *	2,250	165
GRAIL Inc *	604	15
HCA Healthcare Inc	3,764	1,301
Henry Schein Inc *	2,547	174
Hologic Inc *	4,600	284
Humana Inc	2,454	649
IDEXX Laboratories Inc *	1,666	700
Illumina Inc *	3,228	256
Incyte Corp *	3,243	196
Inspire Medical Systems Inc *	550	88
Insulet Corp *	1,369	360
Intra-Cellular Therapies Inc, Cl A *	2,100	277
Intuitive Surgical Inc *	7,133	3,533
Ionis Pharmaceuticals Inc *	3,200	97
IQVIA Holdings Inc *	3,605	636
Jazz Pharmaceuticals PLC *	1,280	159
Johnson & Johnson	48,956	8,119
Labcorp Holdings Inc	1,701	396
Masimo Corp *	900	150
McKesson Corp	2,582	1,738
Medpace Holdings Inc *	500	152
Medtronic PLC	26,053	2,341
Merck & Co Inc	51,472	4,620
Mettler-Toledo International Inc *	420	496
Moderna Inc *	6,531	185
Molina Healthcare Inc *	1,155	380
Natera Inc *	2,300	325
Neurocrine Biosciences Inc *	1,984	219
Organon & Co	5,170	77
Penumbra Inc *	700	187

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Perrigo Co PLC	2,793	$78
Pfizer Inc	115,125	2,917
Premier Inc, Cl A	2,100	40
QIAGEN NV	4,403	177
Quest Diagnostics Inc	2,241	379
QuidelOrtho Corp *	1,300	45
Regeneron Pharmaceuticals Inc	2,129	1,350
Repligen Corp *	1,150	146
ResMed Inc	2,995	670
Revvity Inc	2,541	269
Roivant Sciences Ltd *	7,600	77
Royalty Pharma PLC, Cl A	8,000	249
Sarepta Therapeutics Inc *	1,900	121
Solventum Corp *	2,888	220
Sotera Health Co *	3,000	35
STERIS PLC	2,040	462
Stryker Corp	7,376	2,746
Teleflex Inc	939	130
Tenet Healthcare Corp *	1,900	256
Thermo Fisher Scientific Inc	7,747	3,855
Ultragenyx Pharmaceutical Inc *	1,700	62
United Therapeutics Corp *	922	284
UnitedHealth Group Inc	18,635	9,760
Universal Health Services Inc, Cl B	1,125	211
Veeva Systems Inc, Cl A *	2,968	687
Vertex Pharmaceuticals Inc *	5,256	2,548
Viatris Inc, Cl W	24,030	209
Viking Therapeutics Inc *	2,200	53
Waters Corp *	1,199	442
West Pharmaceutical Services Inc	1,478	331
Zimmer Biomet Holdings Inc	4,072	461
Zoetis Inc, Cl A	9,165	1,509

		115,757
Industrials — 9.1%
3M Co	11,002	1,616
A O Smith Corp	2,500	163
AAON Inc	1,400	109
Acuity Brands Inc	619	163
Advanced Drainage Systems Inc	1,400	152
AECOM	2,700	250
AGCO Corp	1,300	120
Air Lease Corp, Cl A	2,100	101
Alaska Air Group Inc *	2,600	128
Allegion PLC	1,750	228
Allison Transmission Holdings Inc	1,800	172
Amentum Holdings Inc *	2,745	50
American Airlines Group Inc *	13,672	144
AMETEK Inc	4,683	806
API Group Corp *	4,800	172
Armstrong World Industries Inc	900	127
Automatic Data Processing Inc	8,374	2,558
Avis Budget Group Inc *	400	30
Axon Enterprise Inc *	1,493	785

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AZEK Co Inc/The, Cl A *	3,000	$147
Boeing Co/The *	15,188	2,590
Booz Allen Hamilton Holding Corp, Cl A	2,540	266
Broadridge Financial Solutions Inc	2,325	564
Builders FirstSource Inc *	2,350	294
BWX Technologies Inc	1,900	187
CACI International Inc, Cl A *	452	166
Carlisle Cos Inc	874	298
Carrier Global Corp	17,052	1,081
Caterpillar Inc, Cl A	9,807	3,234
CH Robinson Worldwide Inc	2,355	241
Cintas Corp	7,004	1,439
Clarivate PLC *	8,800	35
Clean Harbors Inc *	1,000	197
CNH Industrial NV	18,200	223
Comfort Systems USA Inc	700	226
Concentrix Corp	1,000	56
Copart Inc *	17,656	999
Core & Main Inc, Cl A *	3,700	179
Crane Co	1,000	153
CSX Corp	39,100	1,151
Cummins Inc	2,768	868
Curtiss-Wright Corp	750	238
Dayforce Inc *	3,155	184
Deere & Co	5,062	2,376
Delta Air Lines Inc, Cl A	13,021	568
Donaldson Co Inc, Cl A	2,500	168
Dover Corp	2,751	483
Dun & Bradstreet Holdings Inc	6,000	54
Eaton Corp PLC	8,011	2,178
EMCOR Group Inc	950	351
Emerson Electric Co	11,546	1,266
Equifax Inc	2,479	604
Esab Corp	1,166	136
EVERUS CONSTRUCTION GROUP *	1,125	42
Expeditors International of Washington Inc	2,900	349
Fastenal Co, Cl A	11,587	899
FedEx Corp	4,500	1,097
Ferguson Enterprises Inc	4,100	657
Flowserve Corp	2,700	132
Fortive Corp	7,059	517
Fortune Brands Innovations Inc	2,561	156
FTI Consulting Inc *	752	123
Gates Industrial Corp PLC *	3,800	70
GE Vernova Inc	5,538	1,691
Generac Holdings Inc *	1,150	146
General Dynamics Corp	5,577	1,520
General Electric Co	21,814	4,366
Genpact Ltd	3,650	184
Graco Inc	3,400	284
GXO Logistics Inc *	2,433	95
Hayward Holdings Inc *	3,300	46
HEICO Corp	900	240

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HEICO Corp, Cl A	1,600	$338
Hexcel Corp, Cl A	1,700	93
Honeywell International Inc	13,201	2,795
Howmet Aerospace Inc	8,200	1,064
Hubbell Inc, Cl B	1,105	366
Huntington Ingalls Industries Inc, Cl A	777	159
IDEX Corp	1,503	272
Illinois Tool Works Inc	5,989	1,485
Ingersoll Rand Inc	8,149	652
ITT Inc	1,648	213
Jacobs Solutions Inc	2,545	308
JB Hunt Transport Services Inc	1,660	246
Johnson Controls International PLC	13,526	1,084
KBR Inc	2,800	139
Kirby Corp *	1,200	121
Knight-Swift Transportation Holdings Inc, Cl A	3,227	140
L3Harris Technologies Inc	3,797	795
Landstar System Inc	692	104
Leidos Holdings Inc	2,700	364
Lennox International Inc	631	354
Lincoln Electric Holdings Inc	1,142	216
Loar Holdings Inc *	235	17
Lockheed Martin Corp	4,288	1,915
Lyft Inc, Cl A *	7,700	91
ManpowerGroup Inc	988	57
Masco Corp	4,400	306
MasTec Inc *	1,300	152
Middleby Corp/The *	1,039	158
MSA Safety Inc	758	111
MSC Industrial Direct Co Inc, Cl A	979	76
Nordson Corp	1,193	241
Norfolk Southern Corp	4,558	1,080
Northrop Grumman Corp	2,768	1,417
nVent Electric PLC	3,300	173
Old Dominion Freight Line Inc, Cl A	3,966	656
Oshkosh Corp	1,300	122
Otis Worldwide Corp	8,126	839
Owens Corning	1,760	251
PACCAR Inc	10,482	1,021
Parker-Hannifin Corp, Cl A	2,601	1,581
Parsons Corp *	1,000	59
Paychex Inc	6,490	1,001
Paycom Software Inc	1,066	233
Paycor HCM Inc *	1,600	36
Paylocity Holding Corp *	835	156
Pentair PLC	3,400	297
Quanta Services Inc	2,950	750
RB Global Inc	3,790	380
RBC Bearings Inc *	600	193
Regal Rexnord Corp	1,300	148
Republic Services Inc	4,188	1,014
Robert Half Inc	2,100	115

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Rockwell Automation Inc	2,299	$594
Rollins Inc	5,800	313
RTX Corp	27,048	3,583
Ryder System Inc	800	115
Saia Inc *	500	175
Schneider National Inc, Cl B	1,100	25
Science Applications International Corp	1,000	112
Sensata Technologies Holding PLC	3,100	75
Simpson Manufacturing Co Inc	900	141
SiteOne Landscape Supply Inc *	902	110
Snap-on Inc	1,079	364
Southwest Airlines Co, Cl A	12,044	404
Spirit AeroSystems Holdings Inc, Cl A *	2,400	83
SS&C Technologies Holdings Inc	4,300	359
Standardaero Inc *	1,450	39
Stanley Black & Decker Inc	3,057	235
Tetra Tech Inc	5,600	164
Textron Inc	3,738	270
Timken Co/The	1,400	101
Toro Co/The	2,100	153
Trane Technologies PLC	4,570	1,540
TransDigm Group Inc	1,108	1,533
TransUnion	4,000	332
Trex Co Inc *	2,200	128
Uber Technologies Inc *	41,229	3,004
U-Haul Holding Co *	200	13
U-Haul Holding Co, Cl B	2,133	126
Union Pacific Corp	12,336	2,914
United Airlines Holdings Inc *	6,673	461
United Parcel Service Inc, Cl B	14,820	1,630
United Rentals Inc	1,341	840
Valmont Industries Inc	359	102
Veralto Corp	5,011	488
Verisk Analytics Inc, Cl A	2,849	848
Vertiv Holdings Co, Cl A	7,300	527
Vestis Corp	2,945	29
Waste Management Inc	8,150	1,887
Watsco Inc	676	344
WESCO International Inc	800	124
Westinghouse Air Brake Technologies Corp	3,416	619
WillScot Holdings Corp, Cl A	3,600	100
Woodward Inc	1,142	208
WW Grainger Inc	891	880
XPO Inc *	2,333	251
Xylem Inc/NY	4,888	584

		96,569
Information Technology — 27.8%
Accenture PLC, Cl A	12,729	3,972
Adobe Inc *	8,844	3,392
Advanced Micro Devices Inc *	32,673	3,357
Akamai Technologies Inc *	3,000	242
Allegro MicroSystems Inc *	1,800	45
Amdocs Ltd	2,300	210

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Amkor Technology Inc	2,300	$42
Amphenol Corp, Cl A	23,964	1,572
Analog Devices Inc	10,087	2,034
ANSYS Inc *	1,775	562
Appfolio Inc, Cl A *	500	110
Apple Inc	299,227	66,467
Applied Materials Inc	16,517	2,397
AppLovin Corp, Cl A *	5,300	1,404
Arista Networks Inc *	20,868	1,617
Arrow Electronics Inc, Cl A *	1,031	107
Astera Labs Inc *	2,249	134
Atlassian Corp, Cl A *	3,243	688
Autodesk Inc, Cl A *	4,382	1,147
Avnet Inc	1,700	82
Bentley Systems Inc, Cl B	2,900	114
BILL Holdings Inc *	2,091	96
Broadcom Inc	93,410	15,640
Cadence Design Systems Inc *	5,537	1,408
CCC Intelligent Solutions Holdings Inc *	7,800	70
CDW Corp/DE	2,745	440
Ciena Corp *	3,000	181
Cirrus Logic Inc *	1,100	110
Cisco Systems Inc	81,031	5,000
Cloudflare Inc, Cl A *	6,100	687
Cognex Corp	3,600	107
Cognizant Technology Solutions Corp, Cl A	10,061	770
Coherent Corp *	2,585	168
Confluent Inc, Cl A *	4,200	98
Corning Inc, Cl B	15,514	710
Crane NXT Co	1,100	57
Crowdstrike Holdings Inc, Cl A *	4,636	1,635
Datadog Inc, Cl A *	6,100	605
Dell Technologies Inc, Cl C	5,500	501
DocuSign Inc, Cl A *	4,120	335
Dolby Laboratories Inc, Cl A	1,253	101
DoubleVerify Holdings Inc *	2,900	39
Dropbox Inc, Cl A *	4,800	128
DXC Technology Co *	3,581	61
Dynatrace Inc *	5,800	274
Elastic NV *	1,700	151
Enphase Energy Inc *	2,740	170
Entegris Inc	3,100	271
EPAM Systems Inc *	1,142	193
F5 Inc, Cl A *	1,171	312
Fair Isaac Corp *	473	872
First Solar Inc *	2,200	278
Five9 Inc *	1,500	41
Fortinet Inc *	12,785	1,231
Gartner Inc *	1,507	633
Gen Digital Inc	11,001	292
Gitlab Inc, Cl A *	2,100	99
GLOBALFOUNDRIES Inc *	1,900	70
Globant SA *	853	100

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
GoDaddy Inc, Cl A *	2,825	$509
Guidewire Software Inc, Cl Z *	1,682	315
Hewlett Packard Enterprise Co	26,307	406
HP Inc	19,021	527
HubSpot Inc *	971	555
Informatica Inc, Cl A *	900	16
Ingram Micro Holding Corp	350	6
Intel Corp	86,526	1,965
International Business Machines Corp	18,637	4,634
Intuit Inc	5,539	3,401
IPG Photonics Corp *	572	36
Jabil Inc	2,200	299
Juniper Networks Inc	6,600	239
Keysight Technologies Inc *	3,532	529
KLA Corp	2,690	1,829
Kyndryl Holdings Inc *	4,777	150
Lam Research Corp	26,090	1,897
Lattice Semiconductor Corp *	2,700	142
Littelfuse Inc	500	98
Lumentum Holdings Inc *	1,400	87
MACOM Technology Solutions Holdings Inc *	1,100	110
Manhattan Associates Inc *	1,205	209
Marvell Technology Inc	17,359	1,069
Microchip Technology Inc	10,750	520
Micron Technology Inc	22,423	1,948
Microsoft Corp	151,025	56,693
MicroStrategy Inc, Cl A *	4,700	1,355
MKS Instruments Inc	1,400	112
MongoDB Inc, Cl A *	1,414	248
Monolithic Power Systems Inc	934	542
Motorola Solutions Inc	3,364	1,473
nCino inc *	1,600	44
NetApp Inc	4,200	369
Nutanix Inc, Cl A *	5,059	353
NVIDIA Corp	475,240	51,507
Okta Inc, Cl A *	3,316	349
ON Semiconductor Corp *	8,757	356
Onto Innovation Inc *	1,000	121
Oracle Corp, Cl B	32,463	4,539
Palantir Technologies Inc, Cl A *	41,800	3,528
Palo Alto Networks Inc *	13,146	2,243
Pegasystems Inc	900	63
Procore Technologies Inc *	2,150	142
PTC Inc *	2,365	366
Pure Storage Inc, Cl A *	6,300	279
Qorvo Inc *	1,924	139
QUALCOMM Inc	22,707	3,488
RingCentral Inc, Cl A *	1,855	46
Roper Technologies Inc	2,177	1,284
Salesforce Inc	18,804	5,046
SentinelOne Inc, Cl A *	5,500	100
ServiceNow Inc *	4,168	3,318
Skyworks Solutions Inc	3,326	215

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Snowflake Inc, Cl A *	6,400	$935
Super Micro Computer Inc *	10,200	349
Synopsys Inc *	3,067	1,315
TD SYNNEX Corp	1,500	156
Teledyne Technologies Inc *	944	470
Teradata Corp *	2,147	48
Teradyne Inc	3,204	265
Texas Instruments Inc	18,507	3,326
Trimble Inc *	4,900	322
Twilio Inc, Cl A *	3,058	299
Tyler Technologies Inc *	860	500
Ubiquiti Inc	100	31
UiPath Inc, Cl A *	8,600	89
Unity Software Inc *	6,153	121
Universal Display Corp	942	131
VeriSign Inc *	1,698	431
Vontier Corp	3,063	101
Western Digital Corp *	6,892	279
Wolfspeed Inc *	2,930	9
Workday Inc, Cl A *	4,254	993
Zebra Technologies Corp, Cl A *	1,034	292
Zoom Video Communications Inc, Cl A *	5,300	391
Zscaler Inc *	1,864	370

		294,666
Materials — 2.3%
Air Products and Chemicals Inc	4,535	1,337
Albemarle Corp	2,420	174
Alcoa Corp	4,955	151
Amcor PLC	29,100	282
AptarGroup Inc	1,300	193
Ardagh Metal Packaging SA	1,250	4
Ashland Inc	1,000	59
ATI Inc *	2,600	135
Avery Dennison Corp	1,616	288
Axalta Coating Systems Ltd *	4,600	153
Ball Corp	6,035	314
Berry Global Group Inc	2,377	166
Celanese Corp, Cl A	2,238	127
CF Industries Holdings Inc	3,537	276
Chemours Co/The	3,300	45
Cleveland-Cliffs Inc *	10,400	86
Corteva Inc	13,974	879
CRH PLC	13,900	1,223
Crown Holdings Inc	2,400	214
Dow Inc	14,275	499
DuPont de Nemours Inc	8,438	630
Eagle Materials Inc	659	146
Eastman Chemical Co	2,432	214
Ecolab Inc	5,038	1,277
Element Solutions Inc	4,700	106
FMC Corp	2,610	110
Freeport-McMoRan Inc, Cl B	29,002	1,098
Graphic Packaging Holding Co	6,200	161

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Huntsman Corp	3,655	$58
International Flavors & Fragrances Inc	5,169	401
International Paper Co	10,591	565
Linde PLC	9,760	4,545
Louisiana-Pacific Corp	1,300	120
LyondellBasell Industries NV, Cl A	5,261	370
Martin Marietta Materials Inc, Cl A	1,216	581
Mosaic Co/The	6,700	181
MP Materials Corp *	2,400	59
NewMarket Corp	132	75
Newmont Corp	23,155	1,118
Nucor Corp	4,841	583
Olin Corp	2,400	58
Packaging Corp of America	1,764	349
PPG Industries Inc	4,688	513
Reliance Inc	1,079	312
Royal Gold Inc, Cl A	1,347	220
RPM International Inc	2,600	301
Scotts Miracle-Gro Co/The, Cl A	877	48
Sealed Air Corp	3,000	87
Sherwin-Williams Co/The, Cl A	4,792	1,673
Silgan Holdings Inc	1,630	83
Smurfit WestRock PLC	10,600	478
Sonoco Products Co	2,000	95
Southern Copper Corp	1,854	173
Steel Dynamics Inc	2,949	369
United States Steel Corp	4,700	199
Vulcan Materials Co	2,689	627
Westlake Corp	732	73

		24,661
Real Estate — 2.5%
Agree Realty Corp ‡	2,100	162
Alexandria Real Estate Equities Inc ‡	3,548	328
American Homes 4 Rent, Cl A ‡	6,800	257
American Tower Corp, Cl A ‡	9,484	2,064
Americold Realty Trust Inc ‡	5,900	127
AvalonBay Communities Inc ‡	2,909	624
Brixmor Property Group Inc ‡	6,300	167
BXP Inc ‡	3,262	219
Camden Property Trust ‡	2,069	253
CBRE Group Inc, Cl A *	6,250	817
CoStar Group Inc *	8,200	650
Cousins Properties Inc ‡	3,100	91
Crown Castle Inc ‡	8,836	921
CubeSmart ‡	4,700	201
Digital Realty Trust Inc, Cl A ‡	6,673	956
EastGroup Properties Inc ‡	1,000	176
EPR Properties, Cl A ‡	1,500	79
Equinix Inc ‡	1,919	1,565
Equity LifeStyle Properties Inc ‡	3,900	260
Equity Residential ‡	7,683	550
Essex Property Trust Inc ‡	1,317	404
Extra Space Storage Inc ‡	4,265	633

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Federal Realty Investment Trust ‡	1,746	$171
First Industrial Realty Trust Inc ‡	2,800	151
Gaming and Leisure Properties Inc ‡	5,310	270
Healthcare Realty Trust Inc, Cl A ‡	7,200	122
Healthpeak Properties Inc ‡	14,170	287
Highwoods Properties Inc ‡	2,078	62
Host Hotels & Resorts Inc ‡	14,102	200
Howard Hughes Holdings Inc *	663	49
Invitation Homes Inc ‡	12,600	439
Iron Mountain Inc ‡	5,900	508
Jones Lang LaSalle Inc *	953	236
Kilroy Realty Corp ‡	2,400	79
Kimco Realty Corp ‡	13,305	283
Lamar Advertising Co, Cl A ‡	1,800	205
Lineage Inc ‡	1,300	76
Medical Properties Trust Inc ‡	12,135	73
Mid-America Apartment Communities Inc ‡	2,400	402
MILLROSE PROPERTIES *	2,569	68
National Storage Affiliates Trust ‡	1,400	55
NNN REIT Inc ‡	3,800	162
Omega Healthcare Investors Inc ‡	5,145	196
Park Hotels & Resorts Inc ‡	4,550	49
Prologis Inc ‡	18,712	2,092
Public Storage ‡	3,187	954
Rayonier Inc ‡	3,257	91
Realty Income Corp ‡	17,713	1,028
Regency Centers Corp ‡	3,700	273
Rexford Industrial Realty Inc ‡	4,550	178
SBA Communications Corp, Cl A ‡	2,137	470
Seaport Entertainment Group Inc *	190	4
Simon Property Group Inc ‡	6,535	1,085
STAG Industrial Inc ‡	3,800	137
Sun Communities Inc ‡	2,483	319
UDR Inc ‡	6,600	298
Ventas Inc ‡	8,390	577
VICI Properties Inc, Cl A ‡	21,094	688
Vornado Realty Trust ‡	3,500	130
Welltower Inc ‡	12,500	1,915
Weyerhaeuser Co ‡	14,997	439
WP Carey Inc ‡	4,490	283
Zillow Group Inc, Cl A *	1,000	67
Zillow Group Inc, Cl C *	3,100	213

		26,888
Utilities — 2.4%
AES Corp/The	14,300	178
Alliant Energy Corp	5,221	336
Ameren Corp	5,425	545
American Electric Power Co Inc	10,729	1,172
American Water Works Co Inc	4,015	592
Atmos Energy Corp	3,116	482
CenterPoint Energy Inc	13,055	473
Clearway Energy Inc, Cl A	900	26
Clearway Energy Inc, Cl C	1,800	54

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CMS Energy Corp	6,110	$459
Consolidated Edison Inc	7,079	783
Constellation Energy Corp	6,413	1,293
Dominion Energy Inc	17,002	953
DTE Energy Co	4,213	583
Duke Energy Corp	15,662	1,910
Edison International	7,749	457
Entergy Corp	8,678	742
Essential Utilities Inc	5,300	209
Evergy Inc	4,517	311
Eversource Energy	7,198	447
Exelon Corp	20,239	933
FirstEnergy Corp	11,700	473
IDACORP Inc, Cl A	1,100	128
MDU Resources Group Inc	4,500	76
National Fuel Gas Co	1,900	150
NextEra Energy Inc	41,705	2,956
NiSource Inc	9,400	377
NRG Energy Inc	4,150	396
OGE Energy Corp	4,200	193
PG&E Corp	43,306	744
Pinnacle West Capital Corp	2,300	219
PPL Corp	15,203	549
Public Service Enterprise Group Inc	10,104	832
Sempra	12,862	918
Southern Co/The	22,212	2,042
UGI Corp	4,330	143
Vistra Corp	6,919	813
WEC Energy Group Inc	6,384	696
Xcel Energy Inc	11,590	820

		25,463
Total Common Stock
(Cost $515,136) ($ Thousands)		1,045,235

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	13,554,692	13,555
Total Cash Equivalent
(Cost $13,555) ($ Thousands)		13,555
Total Investments in Securities — 99.9%
(Cost $528,691) ($ Thousands)		$1,058,790

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Index Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	43	Jun-2025	$12,293	$12,155	$(138)
S&P Mid Cap 400 Index E-MINI	10	Jun-2025	2,991	2,938	(53)
			$15,284	$15,093	$(191)

Percentages are based on Net Assets of $1,060,252 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,045,235	–	–	1,045,235
Cash Equivalent	13,555	–	–	13,555
Total Investments in Securities	1,058,790	–	–	1,058,790

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(191)	–	–	(191)
Total Other Financial Instruments	(191)	–	–	(191)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Large Cap Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Investments Co	$159	$—	$(15)	$2	$17	$163	$1	$—
SEI Daily Income Trust, Government Fund, Institutional Class	21,666	76,297	(84,408)	—	—	13,555	411	—
Totals	$21,825	$76,297	$(84,423)	$2	$17	$13,718	$412	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.2%

Communication Services — 8.8%
Alphabet Inc, Cl A	460,476	$71,208
Alphabet Inc, Cl C	441,960	69,048
AT&T Inc	1,675,226	47,375
Charter Communications Inc, Cl A *	12,696	4,679
Comcast Corp, Cl A	493,640	18,215
Electronic Arts Inc	50,445	7,290
Fox Corp, Cl A	194,181	10,991
Match Group Inc	172,605	5,385
Meta Platforms Inc, Cl A	111,272	64,133
Nexstar Media Group Inc, Cl A	41,114	7,369
Omnicom Group Inc	73,971	6,133
Sirius XM Holdings Inc	154,947	3,493
TEGNA Inc	680,407	12,397
Verizon Communications Inc	97,068	4,403
Walt Disney Co/The	107,856	10,645
Warner Bros Discovery Inc *	14,202	152

		342,916
Consumer Discretionary — 9.8%
Amazon.com Inc, Cl A *	294,960	56,119
AutoZone Inc *	12,658	48,262
Best Buy Co Inc	66,137	4,868
Bloomin' Brands Inc	546,735	3,920
Booking Holdings Inc	2,537	11,688
BorgWarner Inc	89,239	2,557
Darden Restaurants Inc	3,127	650
Dick's Sporting Goods Inc	68,312	13,769
Domino's Pizza Inc	16,892	7,761
DR Horton Inc	16,198	2,059
eBay Inc	127,055	8,605
Ford Motor Co	46,816	470
Garmin Ltd	6,703	1,455
General Motors Co	331,025	15,568
Genuine Parts Co	79,642	9,489
Goodyear Tire & Rubber Co/The *	406,438	3,756
H&R Block Inc	66,160	3,633
Harley-Davidson Inc, Cl A	88,020	2,223
Home Depot Inc/The	28,380	10,401
KB Home	85,374	4,962
Kohl's Corp	309,576	2,532
Lowe's Cos Inc	167,550	39,078
Lululemon Athletica Inc *	512	145
Magna International Inc, Cl A	86,229	2,931
NIKE Inc, Cl B	354,956	22,533
O'Reilly Automotive Inc *	1,906	2,731
Phinia Inc	34,745	1,474
PulteGroup Inc	228,380	23,477
PVH Corp	35,794	2,314
Ralph Lauren Corp, Cl A	2,230	492
Ross Stores Inc	42,237	5,397
Royal Caribbean Cruises Ltd	31,383	6,447
Starbucks Corp	68,046	6,675

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tapestry Inc	12,133	$854
TJX Cos Inc/The	374,562	45,622
Whirlpool Corp	45,192	4,073
Williams-Sonoma Inc	21,755	3,439

		382,429
Consumer Staples — 7.6%
Altria Group Inc	406,994	24,428
Archer-Daniels-Midland Co	50,878	2,443
Campbell Soup Co	5,181	207
Coca-Cola Co/The	108,858	7,796
Colgate-Palmolive Co	68,172	6,388
Conagra Brands Inc	643,871	17,172
Constellation Brands Inc, Cl A	10,975	2,014
Costco Wholesale Corp	9,292	8,788
Dollar General Corp	93,160	8,192
Estee Lauder Cos Inc/The, Cl A	2,707	179
Hershey Co/The	26,426	4,520
Ingredion Inc	26,094	3,528
Kenvue Inc	392,616	9,415
Kimberly-Clark Corp	41,873	5,955
Kroger Co/The	433,798	29,364
Lamb Weston Holdings Inc	16,377	873
Molson Coors Beverage Co, Cl B	246,452	15,001
Mondelez International Inc, Cl A	24,475	1,661
Monster Beverage Corp *	27,454	1,607
PepsiCo Inc	208,587	31,275
Philip Morris International Inc	169,118	26,844
Post Holdings Inc *	83,129	9,673
Procter & Gamble Co/The	179,078	30,518
Target Corp, Cl A	53,833	5,618
Tyson Foods Inc, Cl A	253,116	16,151
Unilever PLC ADR	264,871	15,773
Walmart Inc	127,956	11,233

		296,616
Energy — 3.6%
APA Corp	148,986	3,132
Canadian Natural Resources Ltd	215,221	6,629
Chevron Corp	178,499	29,861
ConocoPhillips	179,580	18,859
Devon Energy Corp	357,504	13,371
Exxon Mobil Corp	112,652	13,398
HF Sinclair Corp	40,846	1,343
Marathon Petroleum Corp	152,241	22,180
Phillips 66	95,701	11,817
Valero Energy Corp	143,915	19,007

		139,597
Financials — 17.3%
Aflac Inc	136,144	15,138
Allstate Corp/The	49,660	10,283
American Financial Group Inc/OH	11,100	1,458
Ameriprise Financial Inc	35,951	17,404

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Annaly Capital Management Inc ‡	215,240	$4,371
Assurant Inc	6,412	1,345
Bank of America Corp	1,284,336	53,595
Berkshire Hathaway Inc, Cl B *	91,279	48,613
Capital One Financial Corp	38,310	6,869
Chubb Ltd	26,127	7,890
Citigroup Inc	414,723	29,441
CME Group Inc, Cl A	77,815	20,644
Discover Financial Services	35,880	6,125
FactSet Research Systems Inc	3,577	1,626
Fifth Third Bancorp	106,076	4,158
Goldman Sachs Group Inc/The	21,644	11,824
Hartford Financial Services Group Inc/The	66,936	8,282
Intercontinental Exchange Inc	50,750	8,754
JPMorgan Chase & Co	255,427	62,656
KKR & Co Inc	19,666	2,274
Marsh & McLennan Cos Inc	26,931	6,572
Mastercard Inc, Cl A	117,450	64,377
Moody's Corp	154,433	71,918
Morgan Stanley	311,935	36,393
MSCI Inc, Cl A	64,006	36,195
Navient Corp	12,251	155
PNC Financial Services Group Inc/The	31,599	5,554
Progressive Corp/The	4,956	1,403
Prudential Financial Inc	17,700	1,977
Regions Financial Corp	507,300	11,024
S&P Global Inc	10,324	5,246
Travelers Cos Inc/The	118,288	31,282
Truist Financial Corp	28,769	1,184
Visa Inc, Cl A	182,933	64,111
Voya Financial Inc	24,909	1,688
Wells Fargo & Co	92,870	6,667
Western Union Co/The	534,312	5,653

		674,149
Health Care — 12.6%
Becton Dickinson & Co	108,547	24,864
Bristol-Myers Squibb Co	32,109	1,958
Cardinal Health Inc	36,074	4,970
Cencora Inc, Cl A	67,469	18,762
Centene Corp *	19,739	1,198
Cigna Group/The	27,340	8,995
CVS Health Corp	121,616	8,240
Danaher Corp, Cl A	6,616	1,356
Edwards Lifesciences Corp, Cl A *	61,914	4,488
Eli Lilly & Co	17,885	14,771
Exelixis Inc *	159,293	5,881
Gilead Sciences Inc	158,141	17,720
HCA Healthcare Inc	101,291	35,001
Humana Inc	11,818	3,127
IDEXX Laboratories Inc *	12,340	5,182
Intuitive Surgical Inc *	21,300	10,549
Jazz Pharmaceuticals PLC *	9,511	1,181
Johnson & Johnson	546,552	90,640

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
McKesson Corp	12,923	$8,697
Medtronic PLC	135,824	12,205
Merck & Co Inc	554,559	49,777
Mettler-Toledo International Inc *	39,752	46,944
Novartis AG ADR	32,225	3,592
Novo Nordisk A/S ADR	51,225	3,557
Organon & Co	395,677	5,892
Pfizer Inc	651,543	16,510
ResMed Inc	835	187
Royalty Pharma PLC, Cl A	68,895	2,145
Stryker Corp	3,954	1,472
United Therapeutics Corp *	22,931	7,069
UnitedHealth Group Inc	116,198	60,859
Vertex Pharmaceuticals Inc *	2,576	1,249
Viatris Inc, Cl W	611,942	5,330
Zoetis Inc, Cl A	33,352	5,491

		489,859
Industrials — 10.5%
Acuity Brands Inc	8,685	2,287
AerCap Holdings NV	174,583	17,837
AGCO Corp	67,443	6,243
Allison Transmission Holdings Inc	52,046	4,979
AMETEK Inc	30,221	5,202
Carlisle Cos Inc	6,137	2,090
Carrier Global Corp	357,041	22,636
Caterpillar Inc, Cl A	25,261	8,331
CNH Industrial NV	437,797	5,376
Cummins Inc	8,214	2,575
Deere & Co	14,637	6,870
Delta Air Lines Inc, Cl A	139,762	6,094
Eaton Corp PLC	27,035	7,349
Equifax Inc	8,567	2,087
FedEx Corp	21,772	5,308
Fortive Corp	67,655	4,951
Graco Inc	106,622	8,904
GXO Logistics Inc *	79,549	3,109
HEICO Corp	17,061	4,559
Huntington Ingalls Industries Inc, Cl A	12,706	2,593
Illinois Tool Works Inc	47,481	11,776
Johnson Controls International PLC	464,470	37,209
L3Harris Technologies Inc	25,220	5,279
Lockheed Martin Corp	15,688	7,008
ManpowerGroup Inc	62,446	3,614
Mueller Industries Inc	8,085	616
Northrop Grumman Corp	12,855	6,582
Oshkosh Corp	8,954	842
Otis Worldwide Corp	62,040	6,402
PACCAR Inc	59,000	5,745
Paychex Inc	32,193	4,967
Republic Services Inc	25,679	6,218
Rollins Inc	126,310	6,825
RTX Corp	247,761	32,818
Ryder System Inc	61,257	8,809

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Siemens AG ADR	124,730	$14,391
Snap-on Inc	17,029	5,739
Southwest Airlines Co, Cl A	86,460	2,903
Textron Inc	63,528	4,590
Timken Co/The	57,022	4,098
TransDigm Group Inc	26,258	36,322
United Airlines Holdings Inc *	77,702	5,365
Veralto Corp	283,413	27,619
Verisk Analytics Inc, Cl A	30,651	9,122
Waste Management Inc	18,232	4,221
Westinghouse Air Brake Technologies Corp	1,192	216
WW Grainger Inc	22,097	21,828

		410,504
Information Technology — 22.3%
Adobe Inc *	127,506	48,902
Amdocs Ltd	31,229	2,857
Amkor Technology Inc	85,128	1,537
Amphenol Corp, Cl A	209,248	13,725
Analog Devices Inc	93,949	18,947
Apple Inc	623,002	138,387
Applied Materials Inc	88,030	12,775
AppLovin Corp, Cl A *	20,959	5,554
Arista Networks Inc *	325,644	25,231
Arrow Electronics Inc, Cl A *	97,089	10,081
Broadcom Inc	261,108	43,717
Cirrus Logic Inc *	115,328	11,493
Cisco Systems Inc	526,954	32,518
Cognizant Technology Solutions Corp, Cl A	8,912	682
Dropbox Inc, Cl A *	302,090	8,069
DXC Technology Co *	130,967	2,233
F5 Inc, Cl A *	46,807	12,463
Fair Isaac Corp *	6,258	11,541
Fortinet Inc *	19,374	1,865
Hewlett Packard Enterprise Co	294,388	4,542
HP Inc	364,323	10,088
International Business Machines Corp	6,932	1,724
Intuit Inc	47,513	29,173
Jabil Inc	2,837	386
Juniper Networks Inc	7,046	255
Microchip Technology Inc	139,670	6,761
Micron Technology Inc	155,731	13,532
Microsoft Corp	486,353	182,572
Motorola Solutions Inc	25,067	10,975
NetApp Inc	45,929	4,034
NVIDIA Corp	433,179	46,948
Oracle Corp, Cl B	354,605	49,577
QUALCOMM Inc	147,251	22,619
Roper Technologies Inc	51,458	30,339
Salesforce Inc	32,294	8,666
SAP SE ADR	57,088	15,325
TD SYNNEX Corp	69,677	7,244
Texas Instruments Inc	34,041	6,117
Twilio Inc, Cl A *	4,249	416

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ubiquiti Inc	625	$194
VeriSign Inc *	28,614	7,264
Vontier Corp	271,745	8,927

		870,255
Materials — 3.3%
Celanese Corp, Cl A	28,298	1,606
Corteva Inc	64,004	4,028
Dow Inc	162,912	5,689
DuPont de Nemours Inc	8,453	631
Eastman Chemical Co	31,433	2,769
Ecolab Inc	28,841	7,312
FMC Corp	76,181	3,214
Glatfelter Corp *	53,350	969
International Paper Co	18,629	994
Linde PLC	121,982	56,800
LyondellBasell Industries NV, Cl A	74,826	5,268
O-I Glass Inc, Cl I *	48,098	552
Reliance Inc	11,055	3,192
Sherwin-Williams Co/The, Cl A	67,820	23,682
Steel Dynamics Inc	95,252	11,914
Sylvamo Corp	12,276	823

		129,443
Real Estate — 1.6%
American Tower Corp, Cl A ‡	101,757	22,142
Brandywine Realty Trust ‡	24,300	108
CBRE Group Inc, Cl A *	41,173	5,385
Crown Castle Inc ‡	34,157	3,560
Equinix Inc ‡	1,986	1,619
Healthpeak Properties Inc ‡	395,734	8,002
Howard Hughes Holdings Inc *	41,612	3,083
Omega Healthcare Investors Inc ‡	53,394	2,033
Public Storage ‡	4,106	1,229
Sabra Health Care REIT Inc ‡	130,419	2,279
SBA Communications Corp, Cl A ‡	18,373	4,042
Welltower Inc ‡	48,149	7,377

		60,859
Utilities — 1.8%
American Electric Power Co Inc	57,553	6,289
Edison International	95,234	5,611
Entergy Corp	22,430	1,918
Exelon Corp	132,096	6,087
FirstEnergy Corp	44,682	1,806
NextEra Energy Inc	123,716	8,770
NRG Energy Inc	264,927	25,290
UGI Corp	77,445	2,561
Vistra Corp	79,393	9,324
Xcel Energy Inc	21,754	1,540

		69,196
Total Common Stock
(Cost $1,378,922) ($ Thousands)		3,865,823

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	31,858,238	$31,858
Total Cash Equivalent
(Cost $31,858) ($ Thousands)		31,858
Total Investments in Securities — 100.0%
(Cost $1,410,780) ($ Thousands)		$3,897,681

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	29	Jun-2025	$8,312	$8,198	$(114)
S&P Mid Cap 400 Index E-MINI	8	Jun-2025	2,396	2,350	(46)
			$10,708	$10,548	$(160)

Percentages are based on Net Assets of $3,896,976 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	3,865,823	–	–	3,865,823
Cash Equivalent	31,858	–	–	31,858
Total Investments in Securities	3,897,681	–	–	3,897,681

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(160)	–	–	(160)
Total Other Financial Instruments	(160)	–	–	(160)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$200,235	$622,079	$(790,456)	$—	$—	$31,858	$1,385	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.4%

Communication Services — 9.1%
Alphabet Inc, Cl A	112,190	$17,349
Alphabet Inc, Cl C	90,935	14,207
AT&T Inc	137,967	3,902
Charter Communications Inc, Cl A *	1,882	694
Comcast Corp, Cl A	72,545	2,677
Electronic Arts Inc	4,578	662
Fox Corp, Cl A	4,336	245
Fox Corp, Cl B	2,531	133
Interpublic Group of Cos Inc/The	7,301	198
Live Nation Entertainment Inc *	3,050	398
Match Group Inc	4,850	151
Meta Platforms Inc, Cl A	42,124	24,279
Netflix Inc *	8,237	7,681
News Corp, Cl A	7,325	199
News Corp, Cl B	2,250	68
Omnicom Group Inc	3,804	315
Paramount Global, Cl B	11,467	137
Take-Two Interactive Software Inc, Cl A *	3,150	653
TKO Group Holdings Inc, Cl A	1,280	196
T-Mobile US Inc	9,216	2,458
Verizon Communications Inc	80,963	3,673
Walt Disney Co/The	34,824	3,437
Warner Bros Discovery Inc *	42,824	460

		84,172
Consumer Discretionary — 10.1%
Airbnb Inc, Cl A *	8,300	991
Amazon.com Inc, Cl A *	181,429	34,519
Aptiv PLC *	4,410	262
AutoZone Inc *	328	1,251
Best Buy Co Inc	3,804	280
Booking Holdings Inc	642	2,958
Caesars Entertainment Inc *	4,150	104
CarMax Inc *	2,950	230
Carnival Corp *	19,934	389
Chipotle Mexican Grill Inc, Cl A *	26,200	1,315
Darden Restaurants Inc	2,268	471
Deckers Outdoor Corp *	2,946	329
Domino's Pizza Inc	665	306
DoorDash Inc, Cl A *	6,520	1,192
DR Horton Inc	5,448	693
eBay Inc	9,199	623
Expedia Group Inc	2,355	396
Ford Motor Co	74,970	752
Garmin Ltd	2,971	645
General Motors Co	19,147	900
Genuine Parts Co	2,696	321
Hasbro Inc	2,546	157
Hilton Worldwide Holdings Inc	4,620	1,051
Home Depot Inc/The	19,108	7,003
Las Vegas Sands Corp	6,750	261
Lennar Corp, Cl A	4,484	515

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LKQ Corp	5,000	$213
Lowe's Cos Inc	10,869	2,535
Lululemon Athletica Inc *	2,150	609
Marriott International Inc/MD, Cl A	4,410	1,050
McDonald's Corp	13,761	4,299
MGM Resorts International *	4,400	130
Mohawk Industries Inc *	1,000	114
NIKE Inc, Cl B	22,720	1,442
Norwegian Cruise Line Holdings Ltd *	8,500	161
NVR Inc *	62	449
O'Reilly Automotive Inc *	1,088	1,559
Pool Corp	722	230
PulteGroup Inc	3,949	406
Ralph Lauren Corp, Cl A	755	167
Ross Stores Inc	6,369	814
Royal Caribbean Cruises Ltd	4,750	976
Starbucks Corp	21,804	2,139
Tapestry Inc	3,979	280
Tesla Inc *	53,694	13,915
TJX Cos Inc/The	21,686	2,641
Tractor Supply Co	10,350	570
Ulta Beauty Inc *	885	324
Williams-Sonoma Inc	2,360	373
Wynn Resorts Ltd	1,779	149
Yum! Brands Inc	5,370	845

		94,304
Consumer Staples — 6.0%
Altria Group Inc	32,573	1,955
Archer-Daniels-Midland Co	9,168	440
Brown-Forman Corp, Cl B	3,515	119
Bunge Global SA	2,650	203
Campbell Soup Co	3,784	151
Church & Dwight Co Inc	4,726	520
Clorox Co/The	2,402	354
Coca-Cola Co/The	74,548	5,339
Colgate-Palmolive Co	15,695	1,471
Conagra Brands Inc	9,315	248
Constellation Brands Inc, Cl A	3,007	552
Costco Wholesale Corp	8,499	8,038
Dollar General Corp	4,281	376
Dollar Tree Inc *	3,854	289
Estee Lauder Cos Inc/The, Cl A	4,550	300
General Mills Inc	10,736	642
Hershey Co/The	2,862	490
Hormel Foods Corp	5,608	174
J M Smucker Co/The	2,053	243
Kellanova	5,217	430
Kenvue Inc	36,860	884
Keurig Dr Pepper Inc	22,000	753
Kimberly-Clark Corp	6,403	911
Kraft Heinz Co/The	16,958	516
Kroger Co/The	12,786	865
Lamb Weston Holdings Inc	2,750	147

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
McCormick & Co Inc/MD	4,832	$398
Molson Coors Beverage Co, Cl B	3,401	207
Mondelez International Inc, Cl A	24,880	1,688
Monster Beverage Corp *	13,458	788
PepsiCo Inc	26,379	3,955
Philip Morris International Inc	29,877	4,742
Procter & Gamble Co/The	45,112	7,688
Sysco Corp, Cl A	9,420	707
Target Corp, Cl A	8,828	921
Tyson Foods Inc, Cl A	5,553	354
Walgreens Boots Alliance Inc	13,857	155
Walmart Inc	83,469	7,328

		55,341
Energy — 3.6%
APA Corp	7,131	150
Baker Hughes Co, Cl A	18,999	835
Chesapeake Energy Corp	4,040	450
Chevron Corp	32,129	5,375
ConocoPhillips	24,534	2,576
Coterra Energy Inc	14,113	408
Devon Energy Corp	12,713	475
Diamondback Energy Inc, Cl A	3,601	576
EOG Resources Inc	10,807	1,386
EQT Corp	11,450	612
Exxon Mobil Corp	83,737	9,959
Halliburton Co	16,992	431
Hess Corp	5,325	850
Kinder Morgan Inc	37,132	1,059
Marathon Petroleum Corp	6,088	887
Occidental Petroleum Corp	12,962	640
ONEOK Inc	11,909	1,182
Phillips 66	7,937	980
Schlumberger NV, Cl A	27,150	1,135
Targa Resources Corp	4,200	842
Texas Pacific Land Corp	350	464
Valero Energy Corp	6,103	806
Williams Cos Inc/The	23,419	1,399

		33,477
Financials — 14.5%
Aflac Inc	9,584	1,066
Allstate Corp/The	5,109	1,058
American Express Co	10,695	2,877
American International Group Inc	11,405	992
Ameriprise Financial Inc	1,845	893
Aon PLC, Cl A	4,178	1,667
Apollo Global Management Inc	8,600	1,178
Arch Capital Group Ltd	7,200	692
Arthur J Gallagher & Co	4,799	1,657
Assurant Inc	1,005	211
Bank of America Corp	127,359	5,315
Bank of New York Mellon Corp/The	13,809	1,158
Berkshire Hathaway Inc, Cl B *	35,240	18,768

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
BlackRock Funding Inc	2,796	$2,646
Blackstone Inc, Cl A	13,900	1,943
Brown & Brown Inc	4,600	572
Capital One Financial Corp	7,349	1,318
Cboe Global Markets Inc	2,000	453
Charles Schwab Corp/The	32,748	2,564
Chubb Ltd	7,166	2,164
Cincinnati Financial Corp	3,033	448
Citigroup Inc	36,108	2,563
Citizens Financial Group Inc	8,550	350
CME Group Inc, Cl A	6,912	1,834
Corpay Inc *	1,329	463
Discover Financial Services	4,832	825
Erie Indemnity Co, Cl A	500	210
Everest Group Ltd	837	304
FactSet Research Systems Inc	750	341
Fidelity National Information Services Inc, Cl B	10,195	761
Fifth Third Bancorp	13,011	510
Fiserv Inc, Cl A *	10,955	2,419
Franklin Resources Inc	5,938	114
Global Payments Inc	4,763	466
Globe Life Inc	1,639	216
Goldman Sachs Group Inc/The	6,002	3,279
Hartford Financial Services Group Inc/The	5,586	691
Huntington Bancshares Inc/OH	27,864	418
Intercontinental Exchange Inc	11,055	1,907
Invesco Ltd	8,666	131
Jack Henry & Associates Inc	1,400	256
JPMorgan Chase & Co	53,778	13,192
KeyCorp	18,983	304
KKR & Co Inc	13,000	1,503
Loews Corp	3,392	312
M&T Bank Corp	3,184	569
MarketAxess Holdings Inc	706	153
Marsh & McLennan Cos Inc	9,459	2,308
Mastercard Inc, Cl A	15,663	8,585
MetLife Inc	11,189	898
Moody's Corp	2,971	1,384
Morgan Stanley	23,836	2,781
MSCI Inc, Cl A	1,508	853
Nasdaq Inc, Cl A	7,927	601
Northern Trust Corp	3,809	376
PayPal Holdings Inc *	19,019	1,241
PNC Financial Services Group Inc/The	7,613	1,338
Principal Financial Group Inc, Cl A	4,057	342
Progressive Corp/The	11,285	3,194
Prudential Financial Inc	6,816	761
Raymond James Financial Inc	3,508	487
Regions Financial Corp	17,613	383
S&P Global Inc	6,065	3,082
State Street Corp	5,645	505
Synchrony Financial	7,563	400

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
T Rowe Price Group Inc	4,243	$390
Travelers Cos Inc/The	4,356	1,152
Truist Financial Corp	25,506	1,050
US Bancorp	29,988	1,266
Visa Inc, Cl A	33,149	11,617
W R Berkley Corp	5,850	416
Wells Fargo & Co	63,263	4,542
Willis Towers Watson PLC	1,919	649

		134,332
Health Care — 11.0%
Abbott Laboratories	33,362	4,425
AbbVie Inc	33,963	7,116
Agilent Technologies Inc	5,515	645
Align Technology Inc *	1,336	212
Amgen Inc, Cl A	10,322	3,216
Baxter International Inc	9,785	335
Becton Dickinson & Co	5,518	1,264
Biogen Inc *	2,806	384
Bio-Techne Corp	3,052	179
Boston Scientific Corp *	28,326	2,857
Bristol-Myers Squibb Co	39,003	2,379
Cardinal Health Inc	4,659	642
Cencora Inc, Cl A	3,346	930
Centene Corp *	9,689	588
Charles River Laboratories International Inc *	1,010	152
Cigna Group/The	5,263	1,732
Cooper Cos Inc/The *	3,866	326
CVS Health Corp	24,176	1,638
Danaher Corp, Cl A	12,302	2,522
DaVita Inc *	856	131
Dexcom Inc *	7,522	514
Edwards Lifesciences Corp, Cl A *	11,342	822
Elevance Health Inc	4,473	1,946
Eli Lilly & Co	15,135	12,500
GE HealthCare Technologies Inc	8,762	707
Gilead Sciences Inc	23,964	2,685
HCA Healthcare Inc	3,441	1,189
Henry Schein Inc *	2,450	168
Hologic Inc *	4,450	275
Humana Inc	2,331	617
IDEXX Laboratories Inc *	1,592	669
Incyte Corp *	3,100	188
Insulet Corp *	1,350	354
Intuitive Surgical Inc *	6,857	3,396
IQVIA Holdings Inc *	3,216	567
Johnson & Johnson	46,293	7,677
Labcorp Holdings Inc	1,610	375
McKesson Corp	2,404	1,618
Medtronic PLC	24,679	2,218
Merck & Co Inc	48,664	4,368
Mettler-Toledo International Inc *	400	472
Moderna Inc *	6,600	187

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Molina Healthcare Inc *	1,086	$358
Pfizer Inc	108,960	2,761
Quest Diagnostics Inc	2,124	359
Regeneron Pharmaceuticals Inc	2,037	1,292
ResMed Inc	2,809	629
Revvity Inc	2,348	248
Solventum Corp *	2,692	205
STERIS PLC	1,895	429
Stryker Corp	6,576	2,448
Thermo Fisher Scientific Inc	7,356	3,660
UnitedHealth Group Inc	17,720	9,281
Universal Health Services Inc, Cl B	1,150	216
Vertex Pharmaceuticals Inc *	4,927	2,389
Viatris Inc, Cl W	23,307	203
Waters Corp *	1,122	414
West Pharmaceutical Services Inc	1,376	308
Zimmer Biomet Holdings Inc	3,824	433
Zoetis Inc, Cl A	8,615	1,418

		102,236
Industrials — 8.3%
3M Co	10,471	1,538
A O Smith Corp	2,300	150
Allegion PLC	1,670	218
AMETEK Inc	4,450	766
Automatic Data Processing Inc	7,815	2,388
Axon Enterprise Inc *	1,367	719
Boeing Co/The *	14,355	2,448
Broadridge Financial Solutions Inc	2,234	542
Builders FirstSource Inc *	2,200	275
Carrier Global Corp	15,531	985
Caterpillar Inc, Cl A	9,190	3,031
CH Robinson Worldwide Inc	2,305	236
Cintas Corp	6,578	1,352
Copart Inc *	16,850	954
CSX Corp	37,049	1,090
Cummins Inc	2,651	831
Dayforce Inc *	3,050	178
Deere & Co	4,888	2,294
Delta Air Lines Inc, Cl A	12,313	537
Dover Corp	2,637	463
Eaton Corp PLC	7,620	2,071
Emerson Electric Co	10,855	1,190
Equifax Inc	2,389	582
Expeditors International of Washington Inc	2,727	328
Fastenal Co, Cl A	11,018	854
FedEx Corp	4,271	1,041
Fortive Corp	6,637	486
GE Vernova Inc	5,297	1,617
Generac Holdings Inc *	1,154	146
General Dynamics Corp	4,884	1,331
General Electric Co	20,648	4,133
Honeywell International Inc	12,520	2,651
Howmet Aerospace Inc	7,828	1,016

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hubbell Inc, Cl B	1,050	$347
Huntington Ingalls Industries Inc, Cl A	747	152
IDEX Corp	1,450	262
Illinois Tool Works Inc	5,165	1,281
Ingersoll Rand Inc	7,733	619
Jacobs Solutions Inc	2,412	292
JB Hunt Transport Services Inc	1,551	229
Johnson Controls International PLC	12,702	1,018
L3Harris Technologies Inc	3,659	766
Leidos Holdings Inc	2,533	342
Lennox International Inc	622	349
Lockheed Martin Corp	4,042	1,806
Masco Corp	4,134	287
Nordson Corp	1,050	212
Norfolk Southern Corp	4,336	1,027
Northrop Grumman Corp	2,630	1,347
Old Dominion Freight Line Inc, Cl A	3,638	602
Otis Worldwide Corp	7,650	789
PACCAR Inc	10,050	979
Parker-Hannifin Corp, Cl A	2,478	1,506
Paychex Inc	6,169	952
Paycom Software Inc	909	199
Pentair PLC	3,216	281
Quanta Services Inc	2,818	716
Republic Services Inc	3,933	952
Rockwell Automation Inc	2,176	562
Rollins Inc	5,450	294
RTX Corp	25,578	3,388
Snap-on Inc	1,007	339
Southwest Airlines Co, Cl A	11,662	392
Stanley Black & Decker Inc	3,008	231
Textron Inc	3,607	261
Trane Technologies PLC	4,320	1,456
TransDigm Group Inc	1,071	1,482
Uber Technologies Inc *	40,180	2,928
Union Pacific Corp	11,641	2,750
United Airlines Holdings Inc *	6,300	435
United Parcel Service Inc, Cl B	14,068	1,547
United Rentals Inc	1,264	792
Veralto Corp	4,770	465
Verisk Analytics Inc, Cl A	2,726	811
Waste Management Inc	7,034	1,628
Westinghouse Air Brake Technologies Corp	3,321	602
WW Grainger Inc	852	842
Xylem Inc/NY	4,650	556

		77,514
Information Technology — 29.1%
Accenture PLC, Cl A	12,006	3,746
Adobe Inc *	8,367	3,209
Advanced Micro Devices Inc *	31,225	3,208
Akamai Technologies Inc *	2,854	230
Amphenol Corp, Cl A	23,170	1,520
Analog Devices Inc	9,522	1,920

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ANSYS Inc *	1,657	$525
Apple Inc	288,943	64,183
Applied Materials Inc	15,623	2,267
Arista Networks Inc *	19,880	1,540
Autodesk Inc, Cl A *	4,155	1,088
Broadcom Inc	90,160	15,095
Cadence Design Systems Inc *	5,261	1,338
CDW Corp/DE	2,547	408
Cisco Systems Inc	76,628	4,729
Cognizant Technology Solutions Corp, Cl A	9,505	727
Corning Inc, Cl B	14,808	678
Crowdstrike Holdings Inc, Cl A *	4,730	1,668
Dell Technologies Inc, Cl C	5,900	538
Enphase Energy Inc *	2,600	161
EPAM Systems Inc *	1,100	186
F5 Inc, Cl A *	1,110	296
Fair Isaac Corp *	476	878
First Solar Inc *	2,050	259
Fortinet Inc *	12,240	1,178
Gartner Inc *	1,497	628
Gen Digital Inc	10,547	280
GoDaddy Inc, Cl A *	2,700	486
Hewlett Packard Enterprise Co	24,941	385
HP Inc	18,032	499
Intel Corp	82,937	1,884
International Business Machines Corp	17,768	4,418
Intuit Inc	5,389	3,309
Jabil Inc	2,100	286
Juniper Networks Inc	6,400	232
Keysight Technologies Inc *	3,332	499
KLA Corp	2,548	1,732
Lam Research Corp	24,730	1,798
Microchip Technology Inc	10,313	499
Micron Technology Inc	21,319	1,852
Microsoft Corp	142,984	53,675
Monolithic Power Systems Inc	910	528
Motorola Solutions Inc	3,232	1,415
NetApp Inc	3,985	350
NVIDIA Corp	471,060	51,053
NXP Semiconductors NV	4,876	927
ON Semiconductor Corp *	8,250	336
Oracle Corp, Cl B	31,199	4,362
Palantir Technologies Inc, Cl A *	39,400	3,325
Palo Alto Networks Inc *	12,568	2,145
PTC Inc *	2,307	357
QUALCOMM Inc	21,282	3,269
Roper Technologies Inc	2,061	1,215
Salesforce Inc	18,362	4,928
Seagate Technology Holdings PLC	4,100	348
ServiceNow Inc *	3,960	3,153
Skyworks Solutions Inc	3,116	201
Super Micro Computer Inc *	9,660	331
Synopsys Inc *	2,971	1,274

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TE Connectivity PLC	5,759	$814
Teledyne Technologies Inc *	898	447
Teradyne Inc	3,165	261
Texas Instruments Inc	17,544	3,153
Trimble Inc *	4,750	312
Tyler Technologies Inc *	820	477
VeriSign Inc *	1,595	405
Western Digital Corp *	6,624	268
Workday Inc, Cl A *	4,100	957
Zebra Technologies Corp, Cl A *	973	275

		270,923
Materials — 2.0%
Air Products and Chemicals Inc	4,271	1,260
Albemarle Corp	2,257	162
Amcor PLC	28,232	274
Avery Dennison Corp	1,564	278
Ball Corp	5,822	303
CF Industries Holdings Inc	3,400	266
Corteva Inc	13,223	832
Dow Inc	13,456	470
DuPont de Nemours Inc	8,049	601
Eastman Chemical Co	2,220	196
Ecolab Inc	4,866	1,234
Freeport-McMoRan Inc, Cl B	27,613	1,045
International Flavors & Fragrances Inc	4,926	382
International Paper Co	10,152	542
Linde PLC	9,146	4,259
LyondellBasell Industries NV, Cl A	4,974	350
Martin Marietta Materials Inc, Cl A	1,169	559
Mosaic Co/The	6,109	165
Newmont Corp	21,875	1,056
Nucor Corp	4,527	545
Packaging Corp of America	1,700	337
PPG Industries Inc	4,455	487
Sherwin-Williams Co/The, Cl A	4,445	1,552
Smurfit WestRock PLC	9,484	427
Steel Dynamics Inc	2,750	344
Vulcan Materials Co	2,549	595

		18,521
Real Estate — 2.2%
Alexandria Real Estate Equities Inc ‡	3,023	280
American Tower Corp, Cl A ‡	8,997	1,958
AvalonBay Communities Inc ‡	2,728	585
BXP Inc ‡	2,850	191
Camden Property Trust ‡	2,050	251
CBRE Group Inc, Cl A *	5,759	753
CoStar Group Inc *	8,000	634
Crown Castle Inc ‡	8,364	872
Digital Realty Trust Inc, Cl A ‡	5,969	855
Equinix Inc ‡	1,851	1,509
Equity Residential ‡	6,544	468
Essex Property Trust Inc ‡	1,221	374

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Extra Space Storage Inc ‡	4,099	$609
Federal Realty Investment Trust ‡	1,450	142
Healthpeak Properties Inc ‡	13,650	276
Host Hotels & Resorts Inc ‡	13,674	194
Invitation Homes Inc ‡	10,950	382
Iron Mountain Inc ‡	5,638	485
Kimco Realty Corp ‡	13,163	280
Mid-America Apartment Communities Inc ‡	2,240	375
Prologis Inc ‡	17,830	1,993
Public Storage ‡	3,037	909
Realty Income Corp ‡	16,828	976
Regency Centers Corp ‡	3,199	236
SBA Communications Corp, Cl A ‡	2,049	451
Simon Property Group Inc ‡	5,906	981
UDR Inc ‡	5,850	264
Ventas Inc ‡	8,082	556
VICI Properties Inc, Cl A ‡	20,250	661
Welltower Inc ‡	11,719	1,795
Weyerhaeuser Co ‡	13,961	409

		20,704
Utilities — 2.5%
AES Corp/The	13,740	171
Alliant Energy Corp	5,000	322
Ameren Corp	5,103	512
American Electric Power Co Inc	10,215	1,116
American Water Works Co Inc	3,757	554
Atmos Energy Corp	3,000	464
CenterPoint Energy Inc	12,485	452
CMS Energy Corp	5,751	432
Consolidated Edison Inc	6,636	734
Constellation Energy Corp	6,001	1,210
Dominion Energy Inc	16,130	904
DTE Energy Co	3,976	550
Duke Energy Corp	14,841	1,810
Edison International	7,407	436
Entergy Corp	8,252	706
Evergy Inc	4,399	303
Eversource Energy	7,035	437
Exelon Corp	19,305	890
FirstEnergy Corp	9,973	403
NextEra Energy Inc	39,521	2,802
NiSource Inc	8,944	359
NRG Energy Inc	3,931	375
PG&E Corp	42,000	722
Pinnacle West Capital Corp	2,199	209
PPL Corp	14,171	512
Public Service Enterprise Group Inc	9,580	788
Sempra	12,190	870
Southern Co/The	21,069	1,937
Vistra Corp	6,550	769
WEC Energy Group Inc	6,071	662

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	11,036	$781

		23,192
Total Common Stock
(Cost $195,383) ($ Thousands)		914,716

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	15,013,022	$15,013
Total Cash Equivalent
(Cost $15,013) ($ Thousands)		15,013
Total Investments in Securities — 100.0%
(Cost $210,396) ($ Thousands)		$929,729

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	53	Jun-2025	$15,160	$14,981	$(179)

Percentages are based on Net Assets of $929,823 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	914,716	–	–	914,716
Cash Equivalent	15,013	–	–	15,013
Total Investments in Securities	929,729	–	–	929,729

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(179)	–	–	(179)
Total Other Financial Instruments	(179)	–	–	(179)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

 The following is a summary of the Fund's transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,985	$58,614	$(63,586)	$—	$—	$15,013	$414	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.2%

Communication Services — 1.5%
Advantage Solutions Inc *	40,353	$61
Anterix Inc *	2,380	87
AST SpaceMobile Inc, Cl A *	7,000	159
Bandwidth Inc, Cl A *	25,813	338
Cinemark Holdings Inc	27,529	685
EverQuote Inc, Cl A *	19,172	502
EW Scripps Co/The, Cl A *	49,730	147
Gambling.com Group Ltd *	35,662	450
Gogo Inc *	17,100	148
Grindr Inc *	11,473	205
IDT Corp, Cl B	5,140	264
IMAX Corp *	11,700	308
MediaAlpha Inc, Cl A *	43,920	406
New York Times Co/The, Cl A	14,100	699
Nexstar Media Group Inc, Cl A	6,285	1,127
Outbrain Inc *	15,066	56
Playstudios Inc *	50,646	64
QuinStreet Inc *	37,546	670
Sinclair Inc	3,580	57
Spok Holdings Inc	9,410	155
Thryv Holdings Inc *	5,620	72
Townsquare Media Inc, Cl A	8,172	67

		6,727
Consumer Discretionary — 10.8%
Accel Entertainment Inc, Cl A *	6,780	67
Adtalem Global Education Inc *	29,737	2,993
Amer Sports Inc *	11,138	298
American Axle & Manufacturing Holdings Inc *	15,240	62
American Eagle Outfitters Inc	75,819	881
America's Car-Mart Inc/TX *	2,202	100
Biglari Holdings Inc, Cl B *	1,378	298
Bloomin' Brands Inc	216,643	1,553
Brinker International Inc *	20,634	3,075
Brunswick Corp/DE	12,933	696
Build-A-Bear Workshop Inc	9,920	369
Carter's Inc	13,219	541
Cavco Industries Inc *	1,619	841
Cheesecake Factory Inc/The	16,621	809
Churchill Downs Inc	8,693	966
Cooper-Standard Holdings Inc *	3,603	55
Cricut Inc, Cl A	12,540	65
Designer Brands Inc, Cl A	16,680	61
Dick's Sporting Goods Inc	4,456	898
Dine Brands Global Inc	2,540	59
Domino's Pizza Inc	2,569	1,180
Dorman Products Inc *	9,302	1,121
Dutch Bros Inc, Cl A *	7,389	456
Flexsteel Industries Inc	12,429	454
Gentex Corp	26,747	623
Group 1 Automotive Inc	1,687	644

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Groupon Inc, Cl A *	12,500	$235
Hooker Furnishings Corp	8,926	90
Hovnanian Enterprises Inc, Cl A *	1,396	146
Inspired Entertainment Inc *	7,598	65
Installed Building Products Inc	5,573	956
Kontoor Brands Inc	1,988	127
Laureate Education Inc, Cl A *	14,000	286
Legacy Housing Corp *	8,153	206
Life Time Group Holdings Inc *	10,979	332
Lindblad Expeditions Holdings Inc *	44,296	411
Marine Products Corp	7,268	61
Meritage Homes Corp	7,526	533
Modine Manufacturing Co *	36,128	2,773
Monarch Casino & Resort Inc	2,900	225
Murphy USA Inc	2,388	1,122
Nathan's Famous Inc	851	82
Ollie's Bargain Outlet Holdings Inc *	2,453	285
OneSpaWorld Holdings Ltd	27,606	464
Planet Fitness Inc, Cl A *	1,773	171
PlayAGS Inc *	41,878	507
Pool Corp	3,145	1,001
RealReal Inc/The *	26,401	142
Revolve Group Inc, Cl A *	2,782	60
Rocky Brands Inc	3,363	58
Rush Street Interactive Inc *	20,490	220
Standard Motor Products Inc	15,214	379
Steven Madden Ltd	17,855	476
Stoneridge Inc *	22,110	101
Stride Inc *	27,485	3,477
Taylor Morrison Home Corp, Cl A *	24,426	1,467
Travel + Leisure Co	22,300	1,032
Tri Pointe Homes Inc *	12,174	389
Udemy Inc *	31,637	246
Universal Technical Institute Inc *	8,000	205
Urban Outfitters Inc *	79,266	4,154
Valvoline Inc *	19,659	684
Visteon Corp *	10,150	788
Whirlpool Corp	25,965	2,340
Wingstop Inc, Cl A	3,988	900
Wyndham Hotels & Resorts Inc	3,800	344
Xponential Fitness Inc, Cl A *	18,338	153
YETI Holdings Inc *	7,742	256

		47,114
Consumer Staples — 5.4%
BellRing Brands Inc *	40,649	3,027
BJ's Wholesale Club Holdings Inc *	3,050	348
Casey's General Stores Inc	3,265	1,417
Central Garden & Pet Co, Cl A *	1,880	69
Chefs' Warehouse Inc/The *	5,700	310
Hain Celestial Group Inc/The *	43,186	179
Herbalife Ltd *	32,480	280
HF Foods Group Inc *	8,720	43
Honest Co Inc/The *	34,740	163

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ingles Markets Inc, Cl A	2,390	$156
Ingredion Inc	5,810	786
Lancaster Colony Corp	3,088	540
Lifeway Foods Inc *	8,926	218
MGP Ingredients Inc	5,114	150
Mission Produce Inc *	73,108	766
Natural Grocers by Vitamin Cottage Inc	7,442	299
Performance Food Group Co *	13,542	1,065
Pilgrim's Pride Corp *	37,124	2,024
PriceSmart Inc	10,207	897
PRIMO BRANDS CORP	74,755	2,653
Sprouts Farmers Market Inc *	31,594	4,823
TreeHouse Foods Inc *	22,931	621
Turning Point Brands Inc	16,573	985
United Natural Foods Inc *	18,500	507
Village Super Market Inc, Cl A	9,049	344
Vital Farms Inc *	24,067	733

		23,403
Energy — 5.1%
Archrock Inc	30,446	799
Aris Water Solutions Inc, Cl A	17,409	558
Atlas Energy Solutions Inc, Cl A	44,500	794
Berry Corp	55,940	180
BROOKFIELD INFRASTRUCTURE-A, Cl A	66,635	2,411
Cactus Inc, Cl A	15,523	711
ChampionX Corp	55,034	1,640
Civitas Resources Inc	20,681	722
CNX Resources Corp *	59,706	1,880
Comstock Resources Inc *	10,500	214
Delek US Holdings Inc	178,327	2,687
Excelerate Energy Inc, Cl A	10,770	309
Expro Group Holdings NV *	52,551	522
FutureFuel Corp	74,300	290
Gulfport Energy Corp *	1,384	255
HF Sinclair Corp	18,453	607
Innovex International Inc *	4,120	74
Kodiak Gas Services Inc	5,967	223
Matador Resources Co	22,547	1,152
Natural Gas Services Group Inc *	7,900	174
Northern Oil & Gas Inc	48,769	1,474
Permian Resources Corp, Cl A	85,733	1,187
Range Resources Corp	7,800	311
Riley Exploration Permian Inc	12,689	370
Solaris Energy Infrastructure Inc, Cl A	25,472	554
Teekay Corp	76,151	500
Texas Pacific Land Corp	140	185
VAALCO Energy Inc	36,170	136
Veren Inc	192,882	1,277

		22,196
Financials — 24.8%
AFC Gamma Inc ‡	14,284	80
Alerus Financial Corp	14,744	272

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amalgamated Financial Corp	29,532	$849
Associated Banc-Corp	33,018	744
Atlanticus Holdings Corp *	7,973	408
Axis Capital Holdings Ltd	2,800	281
Banco Latinoamericano de Comercio Exterior SA, Cl E	19,257	705
Bancorp Inc/The *	24,252	1,281
Bank7 Corp	9,504	368
BayCom Corp	4,736	119
BGC Group Inc, Cl A	111,240	1,020
Bowhead Specialty Holdings Inc *	5,500	224
Brightsphere Investment Group Inc	17,100	442
Business First Bancshares Inc	14,830	361
Camden National Corp	17,731	718
Capital Bancorp Inc	3,704	105
Capital City Bank Group Inc	1,880	68
Carter Bankshares Inc *	7,478	121
Central Pacific Financial Corp	7,186	194
Chimera Investment Corp ‡	34,343	441
City Holding Co	5,217	613
CNB Financial Corp/PA	2,840	63
CNO Financial Group Inc	139,682	5,818
Coastal Financial Corp/WA *	3,649	330
Cohen & Steers Inc	14,046	1,127
Colony Bankcorp Inc	13,744	222
Columbia Banking System Inc	194,888	4,860
Comerica Inc	50,513	2,983
Community Trust Bancorp Inc	13,423	676
ConnectOne Bancorp Inc	27,052	658
Crawford & Co, Cl A	15,825	181
Dave Inc *	5,940	491
Diamond Hill Investment Group Inc	3,200	457
Donegal Group Inc, Cl A	8,680	170
Enova International Inc *	22,216	2,145
Esquire Financial Holdings Inc	6,468	488
EZCORP Inc, Cl A *	12,500	184
FactSet Research Systems Inc	2,154	979
Farmers National Banc Corp	5,004	65
First American Financial Corp	12,165	798
First Busey Corp	5,529	119
First Business Financial Services Inc	1,960	92
First Commonwealth Financial Corp	104,042	1,617
First Community Bankshares Inc	6,360	240
First Financial Corp/IN	1,980	97
First Horizon Corp	70,234	1,364
First Interstate BancSystem Inc, Cl A	35,320	1,012
Five Star Bancorp	5,339	148
FNB Corp/PA	185,502	2,495
Forge Global Holdings Inc *	107,970	61
Great Southern Bancorp Inc	7,222	400
Guaranty Bancshares Inc/TX	9,634	386
Hamilton Insurance Group Ltd, Cl B *	11,000	228
Hamilton Lane Inc, Cl A	10,364	1,541

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hanmi Financial Corp	2,840	$64
Hanover Insurance Group Inc/The, Cl A	10,146	1,765
HBT Financial Inc	11,933	267
HCI Group Inc	3,854	575
Heritage Insurance Holdings Inc *	6,750	97
Home BancShares Inc/AR	47,327	1,338
HomeTrust Bancshares Inc	7,234	248
Independent Bank Corp	17,741	1,111
Independent Bank Corp/MI	5,410	167
International Money Express Inc *	16,164	204
Jack Henry & Associates Inc	6,936	1,267
Jackson Financial Inc, Cl A	40,523	3,395
Kinsale Capital Group Inc	3,113	1,515
Lemonade Inc *	16,916	532
LendingTree Inc *	6,006	302
Lincoln National Corp	93,639	3,363
Mercantile Bank Corp	6,082	264
Metrocity Bankshares Inc	2,646	73
MGIC Investment Corp	41,168	1,020
MidWestOne Financial Group Inc	2,410	71
Morningstar Inc, Cl A	3,557	1,067
Mr Cooper Group Inc *	37,334	4,465
National Bank Holdings Corp, Cl A	23,442	897
NBT Bancorp Inc	23,061	989
NerdWallet Inc, Cl A *	39,794	360
New York Community Bancorp Inc	82,000	953
New York Mortgage Trust Inc ‡	58,220	378
NewtekOne Inc	13,626	163
NMI Holdings Inc, Cl A *	17,726	639
Northrim BanCorp Inc	3,227	236
OFG Bancorp	13,233	530
Old National Bancorp/IN, Cl A	325,198	6,891
Old Republic International Corp	8,192	321
Old Second Bancorp Inc	13,010	216
OppFi Inc	14,000	130
Orchid Island Capital Inc ‡	55,200	415
Orrstown Financial Services Inc	14,515	436
Palomar Holdings Inc, Cl A *	5,298	726
Pathward Financial Inc	10,686	780
Paymentus Holdings Inc, Cl A *	7,070	185
Peoples Bancorp Inc/OH	2,240	66
Peoples Bancorp of North Carolina Inc	2,432	66
Peoples Financial Services Corp	1,620	72
Pinnacle Financial Partners Inc	14,802	1,570
Piper Sandler Cos	5,168	1,280
Ponce Financial Group Inc *	14,142	179
Prosperity Bancshares Inc	15,368	1,097
Red River Bancshares Inc	1,352	70
Regional Management Corp	9,187	277
Republic Bancorp Inc/KY, Cl A	8,352	533
Root Inc/OH, Cl A *	1,500	200
Selectquote Inc *	30,360	101
ServisFirst Bancshares Inc	32,189	2,659

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sezzle Inc *	5,172	$180
Shore Bancshares Inc	6,020	81
Sierra Bancorp	11,425	319
Skyward Specialty Insurance Group Inc *	5,000	265
SLM Corp	10,300	303
SmartFinancial Inc	7,197	224
Southern Missouri Bancorp Inc	11,915	620
Southern States Bancshares Inc	3,630	130
Starwood Property Trust Inc ‡	47,660	942
Stellar Bancorp Inc	2,640	73
Stifel Financial Corp	2,039	192
StoneX Group Inc *	3,825	292
Sunrise Realty Trust Inc ‡	6,406	71
Tompkins Financial Corp	9,458	596
TPG RE Finance Trust Inc ‡	22,370	182
UMB Financial Corp	29,527	2,985
United Fire Group Inc	9,433	278
Unity Bancorp Inc	7,025	286
Universal Insurance Holdings Inc	23,315	553
Univest Financial Corp	51,972	1,474
Upstart Holdings Inc *	7,918	364
USCB Financial Holdings Inc	3,600	67
Valley National Bancorp	104,315	927
Victory Capital Holdings Inc, Cl A	21,335	1,235
Voya Financial Inc	13,069	886
Waterstone Financial Inc	4,823	65
Westamerica BanCorp	9,851	499
Wintrust Financial Corp	15,028	1,690
World Acceptance Corp *	4,033	510
Zions Bancorp NA	55,163	2,750

		107,533
Health Care — 14.1%
Accuray Inc *	39,499	71
ACELYRIN Inc *	36,214	89
Actinium Pharmaceuticals Inc *	65,550	106
Adaptive Biotechnologies Corp *	57,000	424
Addus HomeCare Corp *	4,963	491
ADMA Biologics Inc *	6,484	129
Akebia Therapeutics Inc *	75,659	145
Akero Therapeutics Inc *	4,800	194
Alector Inc *	48,661	60
Alignment Healthcare Inc *	91,614	1,706
Alkermes PLC *	11,500	380
ALX Oncology Holdings Inc *	97,220	61
AngioDynamics Inc *	17,000	160
ANI Pharmaceuticals Inc *	3,727	250
Anika Therapeutics Inc *	4,349	65
Arcutis Biotherapeutics Inc *	15,500	242
Ardelyx Inc *	49,367	242
Ardent Health Partners Inc *	34,570	475
ARS Pharmaceuticals Inc *	16,824	212
AtriCure Inc *	6,000	194
Avanos Medical Inc *	54,535	782

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aveanna Healthcare Holdings Inc *	54,865	$297
Axogen Inc *	36,614	677
Axsome Therapeutics Inc *	3,050	356
Biote Corp, Cl A *	48,593	162
Bioventus Inc, Cl A *	57,694	528
Blueprint Medicines Corp *	16,428	1,454
Bridgebio Pharma Inc *	8,200	283
BrightSpring Health Services Inc *	12,600	228
CareDx Inc *	26,532	471
Catalyst Pharmaceuticals Inc *	34,117	827
Chemed Corp	1,985	1,221
ChromaDex Corp *	30,207	208
Coherus Biosciences Inc *	299,874	242
Collegium Pharmaceutical Inc *	52,231	1,559
Community Health Systems Inc *	24,352	66
Corcept Therapeutics Inc *	45,477	5,194
CorVel Corp *	3,651	409
CVRx Inc *	5,440	67
Day One Biopharmaceuticals Inc *	18,320	145
Delcath Systems Inc *	14,500	185
Doximity Inc, Cl A *	7,831	454
Edgewise Therapeutics Inc *	5,792	127
Editas Medicine Inc, Cl A *	55,992	65
Embecta Corp	11,200	143
Encompass Health Corp	34,730	3,517
Enhabit Inc *	9,320	82
Ensign Group Inc/The	11,798	1,527
Entrada Therapeutics Inc *	9,315	84
Envista Holdings Corp *	21,197	366
Evolus Inc *	17,292	208
GeneDx Holdings Corp, Cl A *	8,467	750
Generation Bio Co *	131,669	53
Globus Medical Inc, Cl A *	9,846	721
GRAIL Inc *	5,729	146
Guardant Health Inc *	7,800	332
Haemonetics Corp *	12,604	801
Halozyme Therapeutics Inc *	23,100	1,474
Harrow Inc *	21,908	583
Health Catalyst Inc *	35,598	161
HealthEquity Inc *	7,364	651
HealthStream Inc	2,510	81
Hims & Hers Health Inc *	32,151	950
ICU Medical Inc *	5,417	752
InfuSystem Holdings Inc *	11,529	62
Insmed Inc *	5,151	393
Integra LifeSciences Holdings Corp *	24,516	539
iRadimed Corp	9,505	499
Ironwood Pharmaceuticals Inc, Cl A *	155,743	229
iTeos Therapeutics Inc *	11,124	66
Joint Corp/The *	15,956	199
Kiniksa Pharmaceuticals International Plc, Cl A *	10,247	228
Lantheus Holdings Inc *	14,923	1,457

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LeMaitre Vascular Inc	27,693	$2,323
LifeMD Inc *	30,670	167
Lyell Immunopharma Inc *	137,984	74
Madrigal Pharmaceuticals Inc *	1,612	534
Masimo Corp *	1,650	275
Merit Medical Systems Inc *	5,619	594
Mesa Laboratories Inc	1,070	127
Mineralys Therapeutics Inc *	11,500	183
Mirum Pharmaceuticals Inc *	5,339	241
Monte Rosa Therapeutics Inc *	18,789	87
National Research Corp, Cl A	2,760	35
Nkarta Inc *	27,980	52
Nuvation Bio Inc *	102,842	181
Omeros Corp *	27,917	229
OptimizeRx Corp *	1,221	11
Option Care Health Inc *	30,729	1,074
Organogenesis Holdings Inc, Cl A *	102,151	441
Owens & Minor Inc *	15,508	140
Pacira BioSciences Inc *	11,230	279
Pennant Group Inc/The *	29,745	748
Penumbra Inc *	1,080	289
Perrigo Co PLC	34,275	961
Phathom Pharmaceuticals Inc *	29,810	187
Phibro Animal Health Corp, Cl A	19,779	423
Prestige Consumer Healthcare Inc, Cl A *	25,191	2,166
Protagonist Therapeutics Inc *	5,000	242
Puma Biotechnology Inc *	117,674	348
Quest Diagnostics Inc	6,483	1,097
QuidelOrtho Corp *	13,500	472
RAPT Therapeutics Inc *	58,070	71
Relay Therapeutics Inc *	22,655	59
Rhythm Pharmaceuticals Inc *	3,179	168
Rigel Pharmaceuticals Inc *	22,419	403
Scholar Rock Holding Corp *	7,636	246
SIGA Technologies Inc *	73,769	404
SpringWorks Therapeutics Inc *	5,200	229
STERIS PLC	5,342	1,211
Tactile Systems Technology Inc *	30,351	401
Talkspace Inc *	24,360	62
Tango Therapeutics Inc *	42,580	58
Tarsus Pharmaceuticals Inc *	21,376	1,098
Taysha Gene Therapies Inc *	48,876	68
TG Therapeutics Inc *	9,286	366
Travere Therapeutics Inc *	11,000	197
Treace Medical Concepts Inc *	11,731	98
Trevi Therapeutics Inc *	31,000	195
Twist Bioscience Corp *	9,326	366
UFP Technologies Inc *	2,058	415
US Physical Therapy Inc	10,252	742
Utah Medical Products Inc	6,726	377
Vanda Pharmaceuticals Inc *	12,147	56
Veracyte Inc *	7,287	216
Verve Therapeutics Inc *	35,250	161

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Viemed Healthcare Inc *	9,035	$66
WaVe Life Sciences Ltd *	16,415	133
Waystar Holding Corp *	7,792	291
Xeris Biopharma Holdings Inc *	51,000	280
XOMA Royalty Corp *	900	18

		61,192
Industrials — 17.1%
ABM Industries Inc	31,392	1,487
AerSale Corp *	13,350	100
Air Lease Corp, Cl A	25,261	1,220
Alaska Air Group Inc *	5,100	251
Alta Equipment Group Inc	12,190	57
American Superconductor Corp *	24,900	452
Applied Industrial Technologies Inc, Cl A	959	216
Archer Aviation Inc, Cl A *	20,000	142
Argan Inc	10,396	1,364
Astec Industries Inc	50,862	1,752
Astronics Corp *	13,598	329
Atkore Inc	21,213	1,273
Atmus Filtration Technologies Inc	36,103	1,326
AZEK Co Inc/The, Cl A *	9,401	460
AZZ Inc	4,011	335
Barrett Business Services Inc	6,792	280
Booz Allen Hamilton Holding Corp, Cl A	9,018	943
BrightView Holdings Inc *	8,510	109
Broadridge Financial Solutions Inc	2,911	706
Brookfield Business Corp, Cl A	9,014	240
BWX Technologies Inc	8,974	885
CACI International Inc, Cl A *	2,764	1,014
Carlisle Cos Inc	3,178	1,082
Clean Harbors Inc *	5,028	991
Commercial Vehicle Group Inc *	51,984	60
Concentrix Corp	19,763	1,100
Concrete Pumping Holdings Inc	12,350	67
DNOW Inc *	16,000	273
DXP Enterprises Inc/TX *	2,500	206
Dycom Industries Inc *	7,399	1,127
Enerpac Tool Group Corp, Cl A	16,980	762
Ennis Inc	5,624	113
Enpro Inc	8,700	1,408
Enviri Corp *	52,247	347
ESCO Technologies Inc	2,000	318
ExlService Holdings Inc *	100,554	4,747
Franklin Covey Co *	9,722	269
Frontier Group Holdings Inc *	78,521	341
FTAI Aviation Ltd	12,036	1,336
Gates Industrial Corp PLC *	73,021	1,344
Genpact Ltd	5,800	292
GEO Group Inc/The *	10,450	305
GFL Environmental Inc	25,117	1,213
Global Industrial Co	2,956	66
Graham Corp, Cl A *	13,100	378
Greenbrier Cos Inc/The	2,854	146

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Griffon Corp	12,863	$920
Heidrick & Struggles International Inc	3,286	141
Hexcel Corp, Cl A	26,940	1,475
Huntington Ingalls Industries Inc, Cl A	2,776	566
Huron Consulting Group Inc *	20,623	2,958
Hyster-Yale Inc	3,693	153
IBEX Holdings Ltd *	9,616	234
Innodata Inc *	4,068	146
Insperity Inc, Cl A	7,465	666
Insteel Industries Inc	7,895	208
Interface Inc, Cl A	50,249	997
ITT Inc	7,122	920
Karat Packaging Inc	8,710	232
Kennametal Inc	14,162	302
Korn Ferry	18,040	1,224
Kratos Defense & Security Solutions Inc *	11,090	329
Landstar System Inc	5,542	832
Limbach Holdings Inc *	861	64
Liquidity Services Inc *	8,910	276
LSI Industries Inc	16,140	274
Luxfer Holdings PLC ADR	17,370	206
Matrix Service Co *	6,380	79
Matson Inc	2,145	275
Mercury Systems Inc *	5,400	233
Mueller Water Products Inc, Cl A	97,794	2,486
Net Power Inc *	25,633	67
Nordson Corp	4,038	815
nVent Electric PLC	19,376	1,016
Omega Flex Inc	2,250	78
OPENLANE Inc *	10,100	195
Orion Group Holdings Inc *	26,300	138
PAM Transportation Services Inc *	694	8
Park-Ohio Holdings Corp	9,701	210
Pitney Bowes Inc	26,000	235
Powell Industries Inc	1,129	192
Preformed Line Products Co	1,295	181
Quad/Graphics Inc	13,530	74
Redwire Corp *	13,000	108
Regal Rexnord Corp	5,127	584
REV Group Inc	37,346	1,180
Rocket Lab USA Inc *	19,753	353
Rush Enterprises Inc, Cl A	15,898	849
Sensata Technologies Holding PLC	51,597	1,252
Shyft Group Inc/The	6,740	55
SkyWest Inc *	15,685	1,370
SPX Technologies Inc *	2,161	278
Standex International Corp	14,499	2,340
Steelcase Inc, Cl A	18,483	203
Sterling Infrastructure Inc *	9,223	1,044
Sun Country Airlines Holdings Inc *	36,342	448
Tecnoglass Inc	16,247	1,162
Terex Corp	18,935	715
Tetra Tech Inc	28,573	836

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Titan International Inc *	36,541	$307
TransUnion	10,913	906
Tutor Perini Corp *	20,246	469
Twin Disc Inc	7,400	56
UFP Industries Inc	8,077	865
Ultralife Corp *	1,640	9
UniFirst Corp/MA	5,310	924
V2X Inc *	1,660	81
Valmont Industries Inc	7,104	2,027
Virco Mfg. Corp	24,162	229
VSE Corp	2,100	252
WESCO International Inc	11,141	1,730
Willdan Group Inc *	22,411	913

		74,182
Information Technology — 9.2%
8x8 Inc *	99,800	200
A10 Networks Inc	14,500	237
ACI Worldwide Inc *	29,662	1,623
ACM Research Inc, Cl A *	6,250	146
Alkami Technology Inc *	6,011	158
Amplitude Inc, Cl A *	18,000	183
Arlo Technologies Inc *	11,400	113
Aurora Innovation Inc, Cl A *	29,000	195
AvePoint Inc *	12,120	175
Backblaze Inc, Cl A *	74,690	361
Badger Meter Inc	9,248	1,759
Belden Inc	10,017	1,004
Bentley Systems Inc, Cl B	22,076	868
BigCommerce Holdings Inc *	77,101	444
Braze Inc, Cl A *	16,052	579
Cerence Inc *	15,890	126
CEVA Inc, Cl A *	5,640	144
Ciena Corp *	4,606	278
Clear Secure Inc, Cl A	15,000	389
Clearfield Inc *	9,634	286
Clearwater Analytics Holdings Inc, Cl A *	4,540	122
Cognex Corp	25,360	757
Cohu Inc *	26,000	382
CommVault Systems Inc *	11,051	1,743
Consensus Cloud Solutions Inc *	14,130	326
Credo Technology Group Holding Ltd *	3,704	149
Digital Turbine Inc *	30,800	84
Diodes Inc *	11,603	501
EverCommerce Inc *	12,251	124
Fabrinet *	1,449	286
FARO Technologies Inc *	24,810	677
Freshworks Inc, Cl A *	10,139	143
Grid Dynamics Holdings Inc *	10,381	162
Hackett Group Inc/The	9,745	285
Harmonic Inc, Cl A *	106,599	1,022
Immersion Corp	52,943	401
Intapp Inc *	11,363	663
InterDigital Inc	2,455	508

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IonQ Inc *	2,967	$66
Kulicke & Soffa Industries Inc	22,424	740
Kyndryl Holdings Inc *	8,947	281
Littelfuse Inc	3,657	720
LiveRamp Holdings Inc *	7,707	201
Lumentum Holdings Inc *	20,963	1,307
Methode Electronics Inc	35,523	227
NETGEAR Inc *	9,790	239
Olo Inc, Cl A *	77,307	467
ON24 Inc *	19,438	101
OneSpan Inc	16,051	245
Ooma Inc *	8,786	115
Open Text Corp	50,007	1,263
OSI Systems Inc *	1,800	350
Pagaya Technologies Ltd, Cl A *	45,280	475
PC Connection Inc	3,847	240
Photronics Inc *	160,174	3,325
Porch Group Inc *	39,080	285
Power Integrations Inc	17,703	894
Powerfleet Inc NJ *	30,308	166
Q2 Holdings Inc *	18,139	1,451
Red Violet Inc	11,123	418
Ribbon Communications Inc *	19,550	77
Rimini Street Inc *	83,341	290
Rogers Corp *	6,634	448
Rubrik Inc, Cl A *	5,200	317
SEMrush Holdings Inc, Cl A *	24,791	231
Semtech Corp *	6,260	215
Silicon Laboratories Inc *	5,821	655
Silicon Motion Technology Corp ADR	41,059	2,076
SkyWater Technology Inc *	16,544	117
SolarWinds Corp	14,974	276
SoundHound AI Inc, Cl A *	12,615	102
SoundThinking Inc *	7,640	130
SPS Commerce Inc *	3,426	455
TTM Technologies Inc *	11,000	226
Turtle Beach Corp *	13,180	188
Universal Display Corp	5,806	810
Viavi Solutions Inc *	92,446	1,035
Weave Communications Inc *	31,290	347
WM Technology Inc *	242,350	274
Xerox Holdings Corp	78,110	377
Yext Inc *	9,270	57

		39,882
Materials — 5.2%
Axalta Coating Systems Ltd *	17,644	585
Cabot Corp	22,849	1,900
Caledonia Mining Corp PLC	38,496	481
Carpenter Technology Corp	2,400	435
Chemours Co/The	47,181	638
Cleveland-Cliffs Inc *	317,622	2,611
Commercial Metals Co, Cl A	42,357	1,949
Ecovyst Inc *	36,410	226

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FMC Corp	72,859	$3,074
Greif Inc, Cl B	1,783	106
Hudbay Minerals Inc	116,176	882
Ingevity Corp *	11,091	439
Innospec Inc	4,984	472
Kronos Worldwide Inc	35,400	265
MP Materials Corp *	8,000	195
Myers Industries Inc	43,580	520
O-I Glass Inc, Cl I *	38,751	444
Pactiv Evergreen Inc	5,904	106
Quaker Chemical Corp	6,934	857
Ramaco Resources Inc, Cl A	7,550	62
Ranpak Holdings Corp, Cl A *	25,390	138
Rayonier Advanced Materials Inc *	11,289	65
Reliance Inc	4,823	1,393
Royal Gold Inc, Cl A	4,550	744
Silgan Holdings Inc	13,641	697
SSR Mining Inc *	150,000	1,504
SunCoke Energy Inc	21,703	200
Sylvamo Corp	24,952	1,673

		22,661
Real Estate — 4.7%
Agree Realty Corp ‡	18,022	1,391
Alexander's Inc ‡	2,463	515
Alpine Income Property Trust Inc ‡	4,648	78
American Healthcare REIT Inc ‡	8,829	268
CBL & Associates Properties Inc ‡	4,860	129
Compass Inc, Cl A *	32,000	279
COPT Defense Properties ‡	32,152	877
CTO Realty Growth Inc ‡	52,280	1,010
eXp World Holdings Inc	33,914	332
Farmland Partners Inc ‡	47,540	530
FirstService Corp	5,633	935
Forestar Group Inc *	5,934	125
Gladstone Commercial Corp ‡	18,793	282
Highwoods Properties Inc ‡	89,082	2,640
Landbridge Co LLC, Cl A	3,325	239
National Storage Affiliates Trust ‡	26,665	1,051
Newmark Group Inc, Cl A	178,918	2,177
One Liberty Properties Inc ‡	14,801	389
Orion Office REIT Inc ‡	95,670	205
Postal Realty Trust Inc, Cl A ‡	50,860	726
Real Brokerage Inc/The *	27,914	113

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RMR Group Inc/The, Cl A	7,570	$126
Ryman Hospitality Properties Inc ‡	11,778	1,077
Saul Centers Inc ‡	10,287	371
Service Properties Trust ‡	59,752	156
SL Green Realty Corp ‡	29,494	1,702
STAG Industrial Inc ‡	29,028	1,048
Terreno Realty Corp ‡	19,412	1,227
Universal Health Realty Income Trust ‡	7,700	315
Whitestone REIT, Cl B ‡	4,790	70

		20,383
Utilities — 1.3%
Black Hills Corp, Cl A	10,041	609
Chesapeake Utilities Corp	9,065	1,164
Global Water Resources Inc	5,776	60
IDACORP Inc, Cl A	7,600	883
National Fuel Gas Co	4,000	317
Portland General Electric Co	33,491	1,494
Pure Cycle Corp *	6,110	64
Spire Inc	6,893	539
Talen Energy Corp *	822	164
York Water Co/The	9,560	332

		5,626
Total Common Stock
(Cost $357,597) ($ Thousands)		430,899

EXCHANGE TRADED FUND — 0.1%

iShares Russell 2000 Value ETF	3,595	543

Total Exchange Traded Fund
(Cost $566) ($ Thousands)		543

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	2,906,710	2,907
Total Cash Equivalent
(Cost $2,907) ($ Thousands)		2,907
Total Investments in Securities — 100.0%
(Cost $361,070) ($ Thousands)		$434,349

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	13	Jun-2025	$1,356	$1,318	$(38)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Fund (Concluded)

Percentages are based on Net Assets of $434,133 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	430,899	–	–	430,899
Exchange Traded Fund	543	–	–	543
Cash Equivalent	2,907	–	–	2,907
Total Investments in Securities	434,349	–	–	434,349

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(38)	–	–	(38)
Total Other Financial Instruments	(38)	–	–	(38)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,409	$79,094	$(80,596)	$—	$—	$2,907	$105	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.5%

Communication Services — 2.3%
Advantage Solutions Inc *	31,702	$48
AMC Networks Inc, Cl A *	11,200	77
ATN International Inc	4,653	94
Bumble Inc, Cl A *	24,692	107
Cinemark Holdings Inc	18,582	463
Entravision Communications Corp, Cl A	16,827	35
Gray Television Inc	36,000	156
Nexstar Media Group Inc, Cl A	4,420	792
Outbrain Inc *	16,293	61
Playstudios Inc *	32,870	42
Scholastic Corp, Cl B	10,347	195
Shutterstock Inc	7,013	131
TEGNA Inc	86,622	1,578
Telephone and Data Systems Inc	23,909	926
Yelp Inc, Cl A *	16,822	623
Ziff Davis Inc *	20,382	766

		6,094
Consumer Discretionary — 11.7%
Academy Sports & Outdoors Inc	18,452	842
Adient PLC *	40,563	522
ADT Inc	74,781	609
American Eagle Outfitters Inc	52,576	611
American Public Education Inc *	6,500	145
Bloomin' Brands Inc	173,838	1,246
Capri Holdings Ltd *	6,044	119
Carriage Services Inc, Cl A	8,767	340
Carter's Inc	9,066	371
Cheesecake Factory Inc/The	8,689	423
Chegg Inc *	49,047	31
Cricut Inc, Cl A	19,139	99
Dillard's Inc, Cl A	168	60
Dorman Products Inc *	6,065	731
Genesco Inc *	4,400	93
Gentex Corp	19,552	456
G-III Apparel Group Ltd *	33,859	926
Goodyear Tire & Rubber Co/The *	145,592	1,345
Group 1 Automotive Inc	3,581	1,368
Guess? inc, Cl 3	16,883	187
H&R Block Inc	12,973	712
Hamilton Beach Brands Holding Co, Cl A	2,400	47
Harley-Davidson Inc, Cl A	11,035	279
Haverty Furniture Cos Inc	16,194	319
Installed Building Products Inc	4,400	754
Jack in the Box Inc	3,695	100
JAKKS Pacific Inc	3,144	78
KB Home	11,140	647
La-Z-Boy Inc, Cl Z	30,389	1,188
Lear Corp	6,464	570
Macy's Inc	16,168	203
Mattel Inc *	32,646	634
Meritage Homes Corp	11,244	797

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Modine Manufacturing Co *	7,501	$576
Movado Group Inc	5,574	93
Murphy USA Inc	1,891	888
ODP Corp/The *	24,183	347
Perdoceo Education Corp	43,510	1,096
Phinia Inc	2,200	93
Playa Hotels & Resorts NV *	29,944	399
Polaris Inc	4,763	195
PVH Corp	4,917	318
Sally Beauty Holdings Inc *	25,912	234
Signet Jewelers Ltd	17,357	1,008
Steven Madden Ltd	13,021	347
Superior Group of Cos Inc	5,462	60
Taylor Morrison Home Corp, Cl A *	14,677	881
Travel + Leisure Co	6,947	322
Tri Pointe Homes Inc *	64,301	2,053
Upbound Group Inc	11,534	276
Urban Outfitters Inc *	39,127	2,050
Valvoline Inc *	15,323	533
Visteon Corp *	6,824	530
Weyco Group Inc	2,384	73
Whirlpool Corp	17,844	1,608
Winnebago Industries Inc	7,310	252
YETI Holdings Inc *	5,995	198

		31,282
Consumer Staples — 4.5%
Andersons Inc/The	13,333	572
Cal-Maine Foods Inc	11,483	1,044
Central Garden & Pet Co, Cl A *	13,365	438
Dole PLC	33,621	486
Edgewell Personal Care Co	8,918	278
Energizer Holdings Inc	10,440	312
Hain Celestial Group Inc/The *	19,817	82
Herbalife Ltd *	27,353	236
Ingles Markets Inc, Cl A	11,365	740
Ingredion Inc	10,467	1,415
Lancaster Colony Corp	2,250	394
Medifast Inc *	4,438	60
MGP Ingredients Inc	3,962	117
Nature's Sunshine Products Inc *	5,531	70
Nu Skin Enterprises Inc, Cl A	21,481	156
Performance Food Group Co *	10,658	838
Pilgrim's Pride Corp *	25,412	1,385
PriceSmart Inc	5,180	455
SpartanNash Co	11,169	226
Spectrum Brands Holdings Inc	3,270	234
TreeHouse Foods Inc *	16,938	459
USANA Health Sciences Inc *	4,571	123
Village Super Market Inc, Cl A	8,879	338
Weis Markets Inc	7,285	561
WK Kellogg Co	52,341	1,043

		12,062

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Energy — 7.3%
Ardmore Shipping Corp	18,000	$176
Berry Corp	23,570	76
Cactus Inc, Cl A	12,153	557
ChampionX Corp	18,993	566
Civitas Resources Inc	15,972	557
CNX Resources Corp *	66,854	2,105
CONSOL Energy	6,126	472
Delek US Holdings Inc	120,157	1,811
DHT Holdings Inc	28,262	297
Dorian LPG Ltd	7,382	165
Expro Group Holdings NV *	41,405	412
FutureFuel Corp	8,129	32
Gulfport Energy Corp *	2,986	550
Helmerich & Payne Inc	40,276	1,052
HF Sinclair Corp	31,149	1,024
International Seaways Inc	7,374	245
Liberty Energy Inc, Cl A	35,731	566
Matador Resources Co	9,698	495
Murphy Oil Corp	35,737	1,015
Northern Oil & Gas Inc	16,293	493
NOV Inc	39,019	594
Par Pacific Holdings Inc *	22,991	328
Patterson-UTI Energy Inc	21,174	174
PBF Energy Inc, Cl A	7,282	139
Peabody Energy Corp	21,810	295
Permian Resources Corp, Cl A	68,053	942
ProPetro Holding Corp *	3,760	28
Ranger Energy Services Inc, Cl A	5,347	76
REX American Resources Corp *	4,082	153
RPC Inc	37,502	206
SandRidge Energy Inc	12,826	146
Scorpio Tankers Inc	28,756	1,081
Teekay Corp	27,556	181
Teekay Tankers Ltd, Cl A	10,563	404
VAALCO Energy Inc	43,000	162
Veren Inc	132,368	876
World Kinect Corp	38,892	1,103

		19,554
Financials — 30.8%
AFC Gamma Inc ‡	6,041	34
Amalgamated Financial Corp	7,854	226
Apollo Commercial Real Estate Finance Inc ‡	11,948	114
Arbor Realty Trust Inc ‡	30,528	359
Associated Banc-Corp	58,079	1,309
Axis Capital Holdings Ltd	6,900	692
Axos Financial Inc *	16,699	1,077
Banco Latinoamericano de Comercio Exterior SA, Cl E	29,877	1,094
Bank of NT Butterfield & Son Ltd/The	31,945	1,243
Bank OZK	11,356	493
BankUnited Inc	26,213	903

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Bankwell Financial Group Inc	1,860	$56
BCB Bancorp Inc	4,520	45
Berkshire Hills Bancorp Inc	29,709	775
Bread Financial Holdings Inc	22,438	1,124
Camden National Corp	9,902	401
Capital Bancorp Inc	2,753	78
Carlyle Secured Lending Inc	17,503	283
Carter Bankshares Inc *	9,500	154
Cathay General Bancorp	17,204	740
Central Pacific Financial Corp	24,751	669
Chimera Investment Corp ‡	60,818	780
City Holding Co	3,813	448
Civista Bancshares Inc	5,871	115
CNB Financial Corp/PA	8,763	195
CNO Financial Group Inc	131,365	5,471
Columbia Banking System Inc	134,900	3,364
Comerica Inc	34,359	2,029
Community Trust Bancorp Inc	6,478	326
Customers Bancorp Inc *	7,424	373
Diamond Hill Investment Group Inc	573	82
Employers Holdings Inc	10,413	527
Federated Hermes Inc, Cl B	15,960	651
Fidelis Insurance Holdings Ltd	61,494	996
Financial Institutions Inc	4,854	121
First American Financial Corp	9,514	624
First BanCorp/Puerto Rico	78,604	1,507
First Bank/Hamilton NJ	5,266	78
First Busey Corp	32,292	698
First Business Financial Services Inc	2,795	132
First Commonwealth Financial Corp	101,305	1,574
First Financial Corp/IN	8,745	428
First Horizon Corp	96,515	1,874
First Interstate BancSystem Inc, Cl A	27,783	796
FNB Corp/PA	162,841	2,190
FS KKR Capital Corp	21,405	448
Fulton Financial Corp	28,083	508
Genworth Financial Inc, Cl A *	282,325	2,002
Golub Capital BDC Inc	23,147	350
Great Southern Bancorp Inc	3,338	185
Green Dot Corp, Cl A *	12,913	109
Hamilton Insurance Group Ltd, Cl B *	16,614	344
Hancock Whitney Corp, Cl A	19,241	1,009
Hanmi Financial Corp	26,247	595
Hanover Insurance Group Inc/The, Cl A	6,463	1,124
Hope Bancorp Inc	41,520	435
Independent Bank Corp	14,036	879
Independent Bank Corp/MI	7,901	243
Invesco Mortgage Capital Inc ‡	11,380	90
Jackson Financial Inc, Cl A	59,120	4,953
James River Group Holdings Ltd	16,619	70
Ladder Capital Corp, Cl A ‡	29,559	337
Lincoln National Corp	73,960	2,656
Medallion Financial	8,000	70

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mercantile Bank Corp	6,200	$269
MGIC Investment Corp	64,094	1,588
Midland States Bancorp Inc	8,359	143
Mr Cooper Group Inc *	5,622	672
National Bank Holdings Corp, Cl A	18,469	707
Navient Corp	21,298	269
NCR Atleos Corp *	8,083	213
New Mountain Finance Corp	18,267	201
New York Community Bancorp Inc	56,500	657
NMI Holdings Inc, Cl A *	13,166	475
Northeast Community Bancorp	4,400	103
Northrim BanCorp Inc	1,800	132
OFG Bancorp	52,906	2,117
Old National Bancorp/IN, Cl A	153,230	3,247
Orrstown Financial Services Inc	7,695	231
Pagseguro Digital Ltd, Cl A *	76,712	585
Pathward Financial Inc	11,059	807
PCB Bancorp	4,097	77
PennantPark Investment Corp	29,270	206
PennyMac Financial Services Inc	3,404	341
Peoples Bancorp Inc/OH	7,711	229
Pinnacle Financial Partners Inc	10,198	1,081
Plumas Bancorp	2,300	100
Popular Inc	8,324	769
PROG Holdings Inc	20,232	538
Radian Group Inc	18,632	616
RBB Bancorp	4,906	81
Red River Bancshares Inc	1,929	100
Rithm Capital Corp ‡	52,028	596
Sierra Bancorp	4,509	126
Silvercrest Asset Management Group Inc, Cl A	4,511	74
SiriusPoint Ltd *	6,973	121
Sixth Street Specialty Lending Inc	16,778	375
South Plains Financial Inc	3,417	113
Starwood Property Trust Inc ‡	37,596	743
Synovus Financial Corp	14,074	658
TPG RE Finance Trust Inc ‡	10,223	83
Trustmark Corp	21,681	748
Unity Bancorp Inc	3,021	123
Universal Insurance Holdings Inc	11,024	261
Univest Financial Corp	27,210	772
Valley National Bancorp	114,522	1,018
Veritex Holdings Inc	15,933	398
Victory Capital Holdings Inc, Cl A	9,237	535
Voya Financial Inc	10,282	697
WaFd Inc	13,692	391
West BanCorp Inc	6,800	136
Westamerica BanCorp	7,073	358
Western Union Co/The	32,148	340
Wintrust Financial Corp	11,587	1,303
Zions Bancorp NA	53,276	2,656

		82,834

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Health Care — 7.2%
AdaptHealth Corp, Cl A *	17,592	$191
Alkermes PLC *	78,229	2,583
AMN Healthcare Services Inc *	5,627	138
Avanos Medical Inc *	47,504	681
Collegium Pharmaceutical Inc *	39,035	1,165
Encompass Health Corp	13,459	1,363
Envista Holdings Corp *	14,994	259
Exelixis Inc *	31,498	1,163
Globus Medical Inc, Cl A *	7,773	569
Haemonetics Corp *	8,700	553
Halozyme Therapeutics Inc *	15,885	1,014
Harmony Biosciences Holdings Inc *	25,275	839
Inmode Ltd *	34,528	612
Innoviva Inc *	23,302	422
Integra LifeSciences Holdings Corp *	19,166	421
Ironwood Pharmaceuticals Inc, Cl A *	62,872	92
Jazz Pharmaceuticals PLC *	9,169	1,138
Lantheus Holdings Inc *	5,475	534
Option Care Health Inc *	18,336	641
Organon & Co	47,441	706
Owens & Minor Inc *	31,178	282
Pacira BioSciences Inc *	20,585	512
Pediatrix Medical Group Inc *	38,429	557
Premier Inc, Cl A	21,533	415
Prestige Consumer Healthcare Inc, Cl A *	20,634	1,774
QuidelOrtho Corp *	9,706	339
SIGA Technologies Inc *	19,434	106
Tactile Systems Technology Inc *	9,500	126
Vanda Pharmaceuticals Inc *	17,148	79
Varex Imaging Corp *	8,589	100

		19,374
Industrials — 13.7%
ABM Industries Inc	29,516	1,398
ACCO Brands Corp	99,344	416
Allison Transmission Holdings Inc	7,826	749
American Woodmark Corp *	4,234	249
Apogee Enterprises Inc	8,805	408
ArcBest Corp	6,357	449
Astec Industries Inc	34,681	1,195
Atkore Inc	25,850	1,551
AZEK Co Inc/The, Cl A *	6,656	325
BlueLinx Holdings Inc *	3,291	247
Boise Cascade Co	9,593	941
BrightView Holdings Inc *	17,919	230
CACI International Inc, Cl A *	2,168	796
Clean Harbors Inc *	3,985	785
Commercial Vehicle Group Inc *	19,327	22
Conduent Inc *	63,000	170
CoreCivic Inc *‡	6,964	141
Costamare Inc	20,025	197
CSG Systems International Inc	7,479	452
Deluxe Corp	15,424	244

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Enerpac Tool Group Corp, Cl A	13,281	$596
Ennis Inc	11,204	225
Enpro Inc	5,832	944
Enviri Corp *	41,889	279
ExlService Holdings Inc *	15,748	744
Fluor Corp *	7,135	256
Gates Industrial Corp PLC *	87,678	1,614
Greenbrier Cos Inc/The	10,796	553
Griffon Corp	7,034	503
Heidrick & Struggles International Inc	7,527	322
Hexcel Corp, Cl A	8,427	461
Hudson Technologies Inc *	12,203	75
Huron Consulting Group Inc *	9,478	1,360
Hyster-Yale Inc	4,696	195
IBEX Holdings Ltd *	3,500	85
Interface Inc, Cl A	29,006	576
ITT Inc	5,597	723
Kelly Services Inc, Cl A	25,145	331
Kennametal Inc	9,627	205
Korn Ferry	10,654	723
ManpowerGroup Inc	3,304	191
MillerKnoll Inc	29,039	556
MRC Global Inc *	35,742	410
Mueller Industries Inc	5,992	456
Oshkosh Corp	7,827	736
Pangaea Logistics Solutions Ltd	13,000	62
Park-Ohio Holdings Corp	4,562	99
Primoris Services Corp	7,975	458
Regal Rexnord Corp	3,990	454
Resideo Technologies Inc *	63,803	1,129
Resources Connection Inc	14,890	97
Rush Enterprises Inc, Cl A	6,989	373
Ryder System Inc	9,336	1,343
Safe Bulkers Inc	28,781	106
Sensata Technologies Holding PLC	16,239	394
SkyWest Inc *	18,513	1,618
Standex International Corp	5,802	936
Steelcase Inc, Cl A	39,342	431
Sun Country Airlines Holdings Inc *	9,000	111
Terex Corp	38,943	1,471
Timken Co/The	6,785	488
Titan International Inc *	20,295	170
Tutor Perini Corp *	16,031	372
V2X Inc *	6,048	297
Valmont Industries Inc	2,689	767
Wabash National Corp	39,195	433
WESCO International Inc	7,330	1,138

		36,831
Information Technology — 6.9%
Amkor Technology Inc	31,926	576
Avnet Inc	13,748	661
Belden Inc	3,860	387
Cirrus Logic Inc *	7,444	742

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Clearfield Inc *	6,550	$195
Cohu Inc *	20,500	301
Diodes Inc *	7,888	340
DXC Technology Co *	21,764	371
Harmonic Inc, Cl A *	84,567	811
Kimball Electronics Inc *	10,320	170
Lumentum Holdings Inc *	16,421	1,024
NETGEAR Inc *	11,905	291
NetScout Systems Inc *	7,694	162
Open Text Corp	33,721	852
Photronics Inc *	149,926	3,112
Rimini Street Inc *	11,454	40
Rogers Corp *	5,162	349
Sanmina Corp *	37,096	2,826
ScanSource Inc *	17,102	582
Silicon Laboratories Inc *	4,590	517
Silicon Motion Technology Corp ADR	27,706	1,401
TD SYNNEX Corp	4,101	426
TTM Technologies Inc *	34,312	704
Unisys Corp *	28,178	129
Verint Systems Inc *	14,700	262
Viavi Solutions Inc *	72,629	813
Vontier Corp	11,438	376
Xerox Holdings Corp	49,283	238

		18,658
Materials — 6.0%
AdvanSix Inc	14,341	325
Alpha Metallurgical Resources Inc *	4,864	609
Axalta Coating Systems Ltd *	13,735	455
Cabot Corp	8,776	730
Chemours Co/The	32,074	434
Cleveland-Cliffs Inc *	214,368	1,762
Commercial Metals Co, Cl A	49,411	2,273
Ecovyst Inc *	24,752	153
FMC Corp	49,057	2,070
Glatfelter Corp *	2,616	47
Greif Inc, Cl A	12,257	674
Hudbay Minerals Inc	83,500	634
Ingevity Corp *	13,631	540
Innospec Inc	3,585	340
Koppers Holdings Inc	11,005	308
LSB Industries Inc *	23,649	156
Mativ Holdings Inc	20,311	126
Metallus Inc *	13,000	174
Minerals Technologies Inc	1,133	72
O-I Glass Inc, Cl I *	57,328	657
Rayonier Advanced Materials Inc *	27,135	156
Ryerson Holding Corp	11,228	258
Silgan Holdings Inc	17,247	882
SunCoke Energy Inc	78,140	719
Sylvamo Corp	8,182	549
Valhi Inc	1,055	17

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Warrior Met Coal Inc	18,184	$868

		15,988
Real Estate — 6.2%
Agree Realty Corp ‡	13,872	1,071
American Assets Trust Inc ‡	23,321	470
Apple Hospitality REIT Inc ‡	24,750	320
Brandywine Realty Trust ‡	25,200	112
Brixmor Property Group Inc ‡	13,567	360
Chatham Lodging Trust ‡	36,423	260
City Office REIT Inc ‡	17,696	92
COPT Defense Properties ‡	25,245	688
Cousins Properties Inc ‡	18,495	546
CTO Realty Growth Inc ‡	18,500	357
Cushman & Wakefield PLC *	39,957	408
DiamondRock Hospitality Co ‡	91,904	709
Diversified Healthcare Trust ‡	93,747	225
EPR Properties, Cl A ‡	11,174	588
Franklin Street Properties Corp ‡	44,546	79
Highwoods Properties Inc ‡	76,622	2,271
Kilroy Realty Corp ‡	13,239	434
Kite Realty Group Trust ‡	18,217	408
National Storage Affiliates Trust ‡	21,088	831
NET Lease Office Properties *‡	6,232	196
Newmark Group Inc, Cl A	81,294	989
Orion Office REIT Inc ‡	18,931	41
Outfront Media ‡	19,620	317
Paramount Group Inc ‡	15,000	64
Park Hotels & Resorts Inc ‡	28,290	302
Pebblebrook Hotel Trust ‡	52,594	533
Piedmont Office Realty Trust Inc, Cl A ‡	20,066	148
Plymouth Industrial REIT Inc ‡	16,282	265
RLJ Lodging Trust ‡	103,745	819
Sabra Health Care REIT Inc ‡	41,397	723
Service Properties Trust ‡	26,934	70
SITE Centers Corp ‡	20,908	268
STAG Industrial Inc ‡	22,799	823
Summit Hotel Properties Inc ‡	4,100	22
Uniti Group Inc ‡	65,482	330

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xenia Hotels & Resorts Inc ‡	48,017	$565

		16,704
Utilities — 1.9%
Black Hills Corp, Cl A	7,277	441
Genie Energy Ltd, Cl B	7,319	110
Hawaiian Electric Industries Inc *	12,500	137
IDACORP Inc, Cl A	5,990	696
National Fuel Gas Co	12,174	964
Portland General Electric Co	25,837	1,152
Southwest Gas Holdings Inc	4,357	313
Spire Inc	5,374	421
UGI Corp	28,990	959

		5,193
Total Common Stock
(Cost $225,066) ($ Thousands)		264,574

EXCHANGE TRADED FUND — 0.1%

iShares Russell 2000 Value ETF	2,765	417

Total Exchange Traded Fund
(Cost $436) ($ Thousands)		417

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	3,358,876	3,359
Total Cash Equivalent
(Cost $3,359) ($ Thousands)		3,359
Total Investments in Securities — 99.9%
(Cost $228,861) ($ Thousands)		$268,350

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	22	Jun-2025	$2,299	$2,230	$(69)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Value Fund (Concluded)

Percentages are based on Net Assets of $268,541 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	264,574	–	–	264,574
Exchange Traded Fund	417	–	–	417
Cash Equivalent	3,359	–	–	3,359
Total Investments in Securities	268,350	–	–	268,350

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(69)	–	–	(69)
Total Other Financial Instruments	(69)	–	–	(69)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,908	$28,757	$(29,306)	$—	$—	$3,359	$90	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Communication Services — 1.6%
AST SpaceMobile Inc, Cl A *	12,100	$275
Bandwidth Inc, Cl A *	17,074	224
EverQuote Inc, Cl A *	35,445	928
Grindr Inc *	23,014	412
IMAX Corp *	20,076	529
Marcus Corp/The	27,952	467
QuinStreet Inc *	51,433	918
Thryv Holdings Inc *	29,000	371

		4,124
Consumer Discretionary — 12.7%
Adtalem Global Education Inc *	29,920	3,011
Amer Sports Inc *	16,006	428
BJ's Restaurants Inc *	14,709	504
Brinker International Inc *	19,063	2,841
Cavco Industries Inc *	1,808	939
Century Communities Inc	5,731	385
Cheesecake Factory Inc/The	9,287	452
Dana Inc	35,723	476
Dorman Products Inc *	7,246	873
Dutch Bros Inc, Cl A *	30,723	1,897
Ethan Allen Interiors Inc	19,810	549
Floor & Decor Holdings Inc, Cl A *	12,464	1,003
G-III Apparel Group Ltd *	18,623	509
Group 1 Automotive Inc	1,434	548
Groupon Inc, Cl A *	22,000	413
Kontoor Brands Inc	2,660	171
Laureate Education Inc, Cl A *	24,200	495
LCI Industries	5,352	468
Legacy Housing Corp *	7,659	193
Life Time Group Holdings Inc *	35,184	1,063
Meritage Homes Corp	5,022	356
Modine Manufacturing Co *	18,558	1,424
Monarch Casino & Resort Inc	11,800	917
National Vision Holdings Inc *	38,500	492
Ollie's Bargain Outlet Holdings Inc *	4,983	580
OneSpaWorld Holdings Ltd	19,801	332
Planet Fitness Inc, Cl A *	3,071	297
Pool Corp	3,209	1,022
RealReal Inc/The *	49,342	266
Revolve Group Inc, Cl A *	36,191	778
Standard Motor Products Inc	10,347	258
Stride Inc *	22,217	2,810
Taylor Morrison Home Corp, Cl A *	17,091	1,026
TopBuild Corp *	2,378	725
TRI Pointe Homes Inc *	7,784	248
Universal Technical Institute Inc *	14,000	359
Urban Outfitters Inc *	38,046	1,994
VF Corp	19,251	299
Warby Parker, Cl A *	37,519	684
Wingstop Inc, Cl A	2,000	451

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wyndham Hotels & Resorts Inc	6,139	$556

		33,092
Consumer Staples — 5.7%
BellRing Brands Inc *	42,204	3,142
BJ's Wholesale Club Holdings Inc *	6,036	689
Chefs' Warehouse Inc/The *	7,288	397
elf Beauty Inc *	14,946	938
Mission Produce Inc *	29,451	309
Natural Grocers by Vitamin Cottage Inc	6,255	251
PRIMO BRANDS CORP	65,249	2,316
Sprouts Farmers Market Inc *	28,027	4,278
Turning Point Brands Inc	17,472	1,039
United Natural Foods Inc *	32,433	888
Vital Farms Inc *	25,231	769

		15,016
Energy — 3.5%
Archrock Inc	58,590	1,537
Aris Water Solutions Inc, Cl A	32,829	1,052
BROOKFIELD INFRASTRUCTURE-A, Cl A	27,430	993
CNX Resources Corp *	16,094	507
Comstock Resources Inc *	20,500	417
Crescent Energy, Cl A	42,607	479
Excelerate Energy Inc, Cl A	17,999	516
Gulfport Energy Corp *	2,241	413
Kodiak Gas Services Inc	10,260	383
Magnolia Oil & Gas Corp, Cl A	22,370	565
Matador Resources Co	8,439	431
Natural Gas Services Group Inc *	9,182	202
Range Resources Corp	13,209	527
Solaris Energy Infrastructure Inc, Cl A	22,765	495
Texas Pacific Land Corp	251	333
Vital Energy *	20,078	426

		9,276
Financials — 15.9%
1st Source Corp	7,902	473
Amalgamated Financial Corp	3,047	88
Axis Capital Holdings Ltd	2,400	241
Banco Latinoamericano de Comercio Exterior SA, Cl E	8,000	293
Bancorp Inc/The *	15,678	828
Banner Corp	5,530	353
Berkshire Hills Bancorp Inc	13,000	339
BGC Group Inc, Cl A	49,522	454
Bowhead Specialty Holdings Inc *	3,000	122
Brightsphere Investment Group Inc	11,600	300
Camden National Corp	6,945	281
Central Pacific Financial Corp	17,244	466
CNO Financial Group Inc	46,004	1,916
Coastal Financial Corp/WA *	4,547	411
Community Trust Bancorp Inc	7,724	389
ConnectOne Bancorp Inc	18,368	446

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dave Inc *	3,887	$321
Enova International Inc *	20,823	2,011
Enterprise Financial Services Corp	7,165	385
EZCORP Inc, Cl A *	38,846	572
First BanCorp/Puerto Rico	26,000	498
First Financial Bancorp	19,622	490
First Hawaiian Inc	8,000	195
First Merchants Corp	9,202	372
Fulton Financial Corp	26,493	479
GCM Grosvenor Inc, Cl A	15,589	206
Goosehead Insurance Inc, Cl A	11,474	1,355
Great Southern Bancorp Inc	4,300	238
Hamilton Insurance Group Ltd, Cl B *	8,000	166
Hamilton Lane Inc, Cl A	7,324	1,089
Hanover Insurance Group Inc/The, Cl A	2,681	466
HCI Group Inc	5,369	801
Heritage Financial Corp/WA	13,504	329
Hilltop Holdings Inc	14,123	430
Horace Mann Educators Corp, Cl A	12,900	551
Houlihan Lokey Inc, Cl A	4,191	677
Kinsale Capital Group Inc	1,738	846
Lemonade Inc *	4,004	126
MarketAxess Holdings Inc	3,296	713
Merchants Bancorp/IN	10,116	374
Moelis & Co, Cl A	2,828	165
Morningstar Inc, Cl A	4,510	1,352
Mr Cooper Group Inc *	25,129	3,005
NBT Bancorp Inc	15,336	658
Nicolet Bankshares Inc	4,129	450
Old National Bancorp/IN, Cl A	65,900	1,396
Old Republic International Corp	7,900	310
Origin Bancorp Inc	14,400	499
Palomar Holdings Inc, Cl A *	7,833	1,074
Pathward Financial Inc	9,945	725
Paymentus Holdings Inc, Cl A *	6,351	166
Pinnacle Financial Partners Inc	3,000	318
Piper Sandler Cos	2,696	668
PJT Partners Inc, Cl A	2,935	405
Remitly Global Inc *	9,128	190
Root Inc/OH, Cl A *	990	132
ServisFirst Bancshares Inc	19,648	1,623
Sezzle Inc *	3,468	121
Skyward Specialty Insurance Group Inc *	15,583	825
SLM Corp	10,000	294
Southern Missouri Bancorp Inc	3,365	175
Stifel Financial Corp	2,598	245
StoneX Group Inc *	5,846	446
Tompkins Financial Corp	2,617	165
Trustmark Corp	8,134	281
UMB Financial Corp	23,539	2,380
Univest Financial Corp	4,891	139
Upstart Holdings Inc *	14,808	682
Victory Capital Holdings Inc, Cl A	17,609	1,019

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Virtu Financial Inc, Cl A	13,490	$514

		41,512
Health Care — 20.0%
AdaptHealth Corp, Cl A *	50,425	547
Adaptive Biotechnologies Corp *	37,657	280
Addus HomeCare Corp *	4,215	417
ADMA Biologics Inc *	34,113	677
Akebia Therapeutics Inc *	181,792	349
Akero Therapeutics Inc *	8,800	356
Alignment Healthcare Inc *	87,932	1,637
Alkermes PLC *	22,260	735
Amneal Pharmaceuticals Inc *	73,475	616
AngioDynamics *	30,500	286
ANI Pharmaceuticals Inc *	6,834	458
Arcutis Biotherapeutics Inc *	67,587	1,057
Ardelyx Inc *	51,285	252
ARS Pharmaceuticals Inc *	11,088	140
AtriCure Inc *	11,200	361
Aveanna Healthcare Holdings Inc *	22,909	124
Axogen Inc *	40,016	740
Axsome Therapeutics Inc *	5,746	670
Bio-Techne Corp	22,287	1,307
Bioventus Inc, Cl A *	19,214	176
Blueprint Medicines Corp *	11,523	1,020
Bridgebio Pharma Inc *	15,200	526
BrightSpring Health Services Inc *	23,500	425
CareDx Inc *	32,791	582
Castle Biosciences Inc *	19,000	380
Catalyst Pharmaceuticals Inc *	57,858	1,403
Collegium Pharmaceutical Inc *	14,822	442
Corcept Therapeutics Inc *	45,115	5,153
CorVel Corp *	3,108	348
Delcath Systems Inc *	27,000	344
Doximity Inc, Cl A *	13,766	799
Edgewise Therapeutics Inc *	5,286	116
Ensign Group Inc/The	4,606	596
GeneDx Holdings Corp, Cl A *	13,490	1,195
GRAIL Inc *	11,183	286
Guardant Health Inc *	14,300	609
Halozyme Therapeutics Inc *	24,700	1,576
Harrow Inc *	17,987	478
HealthEquity Inc *	6,194	547
Hims & Hers Health Inc *	22,544	666
ICU Medical Inc *	3,834	532
Insmed Inc *	9,938	758
Inspire Medical Systems Inc *	3,100	494
iTeos Therapeutics Inc *	15,338	92
Krystal Biotech Inc *	2,983	538
Lantheus Holdings Inc *	15,762	1,538
LeMaitre Vascular Inc	15,758	1,322
Ligand Pharmaceuticals Inc *	4,674	491
LivaNova PLC *	10,243	402
Lyell Immunopharma Inc *	152,069	82

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Madrigal Pharmaceuticals Inc *	2,295	$760
Masimo Corp *	3,086	514
Medpace Holdings Inc *	4,525	1,379
Merit Medical Systems Inc *	4,805	508
Mineralys Therapeutics Inc *	21,250	337
Mirum Pharmaceuticals Inc *	9,373	422
Monte Rosa Therapeutics Inc *	21,254	99
Nuvation Bio Inc *	73,343	129
Omeros Corp *	27,889	229
Option Care Health Inc *	23,231	812
Pennant Group Inc/The *	15,507	390
Penumbra Inc *	1,970	527
Phathom Pharmaceuticals Inc *	18,000	113
Phibro Animal Health Corp, Cl A	35,078	749
Prestige Consumer Healthcare Inc, Cl A *	6,116	526
Progyny Inc *	58,379	1,304
Protagonist Therapeutics Inc *	9,000	435
Repligen Corp *	6,998	890
Rhythm Pharmaceuticals Inc *	7,103	376
Rigel Pharmaceuticals Inc *	21,574	388
Scholar Rock Holding Corp *	11,653	375
SpringWorks Therapeutics Inc *	9,400	415
Tarsus Pharmaceuticals Inc *	18,608	956
TG Therapeutics Inc *	29,316	1,156
Travere Therapeutics Inc *	19,620	352
Trevi Therapeutics Inc *	57,000	359
Twist Bioscience Corp *	7,723	303
UFP Technologies Inc *	1,691	341
Veracyte Inc *	20,400	605
WaVe Life Sciences Ltd *	31,209	252
Waystar Holding Corp *	22,964	858
Xeris Biopharma Holdings Inc *	93,000	511
XOMA Royalty Corp *	3,800	76

		52,371
Industrials — 19.2%
AAON Inc	10,937	855
Alaska Air Group Inc *	15,327	754
Allegiant Travel Co, Cl A	5,250	271
American Superconductor Corp *	16,980	308
Applied Industrial Technologies Inc, Cl A	8,774	1,977
Archer Aviation Inc, Cl A *	35,169	250
Argan Inc	8,886	1,166
Armstrong World Industries Inc	4,013	565
Astronics Corp *	16,500	399
Atmus Filtration Technologies Inc	25,394	933
AZZ Inc	9,106	761
Blue Bird Corp *	9,670	313
Comfort Systems USA Inc	3,013	971
Construction Partners Inc, Cl A *	15,094	1,085
Core & Main Inc, Cl A *	19,812	957
CSG Systems International Inc	9,047	547
DNOW Inc *	29,233	499
DXP Enterprises Inc/TX *	2,750	226

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dycom Industries Inc *	5,817	$886
Enpro Inc	2,500	405
ESCO Technologies Inc	3,585	570
ExlService Holdings Inc *	115,505	5,453
FTAI Aviation Ltd	8,607	956
GATX Corp	3,816	593
Generac Holdings Inc *	9,159	1,160
Genpact Ltd	11,376	573
GEO Group *	14,400	421
Gibraltar Industries Inc *	8,544	501
Graham Corp, Cl A *	4,924	142
Greenbrier Cos Inc/The	11,143	571
Griffon Corp	9,076	649
Heidrick & Struggles International Inc	13,155	563
Huron Consulting Group Inc *	11,970	1,717
Innodata Inc *	7,512	270
Insteel Industries Inc	20,783	547
Interface Inc, Cl A	26,909	534
Korn Ferry	3,929	267
Kratos Defense & Security Solutions Inc *	18,906	561
Leonardo DRS Inc	16,600	546
Lindsay Corp	4,150	525
Matson Inc	1,352	173
Mercury Systems Inc *	21,574	930
Mueller Water Products Inc, Cl A	95,903	2,438
NEXTracker Inc, Cl A *	11,300	476
NV5 Global Inc *	30,940	596
OPENLANE Inc *	19,000	366
Paycom Software Inc	11,456	2,503
Pitney Bowes Inc	99,181	898
Primoris Services Corp	6,058	348
Redwire Corp *	20,036	166
REV Group Inc	27,074	856
Rocket Lab USA Inc *	21,790	390
Rush Enterprises Inc, Cl A	20,241	1,081
Saia Inc *	2,514	878
SkyWest Inc *	17,423	1,522
SPX Technologies Inc *	1,359	175
Sterling Infrastructure Inc *	6,588	746
Tecnoglass Inc	11,404	816
Tetra Tech Inc	19,450	569
Titan International Inc *	24,697	207
Trex Co Inc *	14,996	871
Tutor Perini Corp *	6,776	157
VSE Corp	3,850	462
Willdan Group Inc *	6,244	254
WillScot Holdings Corp, Cl A	21,058	585
Zurn Elkay Water Solutions	16,263	536

		50,246
Information Technology — 12.9%
A10 Networks Inc	28,258	462
ACI Worldwide Inc *	34,624	1,894
ACM Research Inc, Cl A *	33,170	774

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amplitude Inc, Cl A *	33,000	$336
Aurora Innovation Inc, Cl A *	54,000	363
AvePoint Inc *	26,460	382
Badger Meter Inc	6,515	1,239
Belden Inc	3,742	375
Bentley Systems Inc, Cl B	27,231	1,071
Braze Inc, Cl A *	10,214	369
CCC Intelligent Solutions Holdings Inc *	120,289	1,086
Cerence Inc *	36,000	284
CEVA Inc, Cl A *	10,282	263
Ciena Corp *	8,277	500
Clearwater Analytics Holdings Inc, Cl A *	6,169	165
CommVault Systems *	13,364	2,108
Credo Technology Group Holding Ltd *	8,081	325
DigitalOcean Holdings *	11,800	394
Dynatrace Inc *	31,907	1,504
Entegris Inc	11,826	1,035
Fabrinet *	3,104	613
FARO Technologies Inc *	10,960	299
Freshworks Inc, Cl A *	16,992	240
Globant SA *	11,826	1,392
Grid Dynamics Holdings Inc *	14,297	224
Ichor Holdings Ltd *	17,843	403
Insight Enterprises Inc *	6,850	1,027
Intapp Inc *	18,958	1,107
InterDigital Inc	5,218	1,079
IonQ Inc *	4,763	105
Itron Inc *	4,912	515
Kyndryl Holdings Inc *	17,122	538
LiveRamp Holdings Inc *	8,439	221
Manhattan Associates Inc *	3,062	530
NETGEAR Inc *	9,800	240
Olo Inc, Cl A *	103,496	625
OneSpan Inc	35,806	546
OSI Systems Inc *	6,513	1,266
Porch Group Inc *	58,000	423
Powerfleet Inc NJ *	66,303	364
PROS Holdings Inc *	21,207	404
Pure Storage Inc, Cl A *	13,439	595
Q2 Holdings Inc *	13,020	1,042
Rambus Inc *	18,378	952
Rubrik Inc, Cl A *	9,600	585
Sanmina Corp *	6,500	495
Semtech Corp *	4,154	143
SoundHound AI Inc, Cl A *	27,095	220
SPS Commerce Inc *	2,536	337
Synaptics Inc *	8,023	511
Tenable Holdings Inc *	8,994	315
TTM Technologies Inc *	41,314	847
Viavi Solutions Inc *	45,000	504

		33,636
Materials — 2.5%
ATI Inc *	9,589	499

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Balchem Corp	3,103	$515
Carpenter Technology Corp	6,980	1,265
Ingevity Corp *	12,472	494
Knife River Corp *	5,664	511
MP Materials Corp *	15,000	366
Rayonier Advanced Materials Inc *	17,879	103
Sealed Air Corp	14,533	420
SSR Mining Inc *	105,500	1,058
Sylvamo Corp	18,885	1,266

		6,497
Real Estate — 3.3%
American Healthcare REIT Inc ‡	16,245	492
CareTrust REIT Inc ‡	19,413	555
Compass Inc, Cl A *	58,500	511
COPT Defense Properties ‡	17,958	490
Essential Properties Realty Trust Inc ‡	19,250	628
Getty Realty Corp ‡	17,408	543
InvenTrust Properties Corp ‡	18,770	551
Landbridge Co LLC, Cl A	6,037	434
Newmark Group Inc, Cl A	61,220	745
Postal Realty Trust Inc, Cl A ‡	17,134	245
Real Brokerage Inc/The *	18,000	73
Sabra Health Care REIT Inc ‡	33,286	581
SL Green Realty Corp ‡	29,699	1,714
Terreno Realty Corp ‡	7,637	483
Veris Residential Inc ‡	32,291	546

		8,591
Utilities — 1.3%
Clearway Energy Inc, Cl A	21,093	600
National Fuel Gas Co	7,884	624
New Jersey Resources Corp	9,860	484
Northwest Natural Holding Co	12,890	551
Spire Inc	8,110	635
Talen Energy Corp *	2,109	421

		3,315
Total Common Stock
(Cost $232,317) ($ Thousands)		257,676

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	3,549,978	3,550
Total Cash Equivalent
(Cost $3,550) ($ Thousands)		3,550
Total Investments in Securities — 100.0%
(Cost $235,867) ($ Thousands)		$261,226

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Small Cap Growth Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	10	Jun-2025	$1,040	$1,013	$(27)

Percentages are based on Net Assets of $261,098 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	257,676	–	–	257,676
Cash Equivalent	3,550	–	–	3,550
Total Investments in Securities	261,226	–	–	261,226

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(27)	–	–	(27)
Total Other Financial Instruments	(27)	–	–	(27)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,594	$43,520	$(43,564)	$—	$—	$3,550	$81	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations. The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.8%

Communication Services — 1.9%
Bumble Inc, Cl A *	161,888	$702
Cinemark Holdings Inc	79,989	1,991
Cogent Communications Holdings Inc	31	2
Electronic Arts Inc	2,290	331
Entravision Communications Corp, Cl A	140,000	294
EverQuote Inc, Cl A *	15,041	394
Gray Television Inc	93,714	405
IAC Inc *	3,105	143
Interpublic Group of Cos Inc/The	24,754	672
Match Group Inc	1,449	45
Nexstar Media Group Inc, Cl A	10,898	1,953
Outbrain Inc *	42,919	160
Playstudios Inc *	304,593	387
QuinStreet Inc *	40,619	725
Take-Two Interactive Software Inc, Cl A *	3,431	711
TEGNA Inc	26,817	489
Telephone and Data Systems Inc	29,477	1,142
TKO Group Holdings Inc, Cl A	4,468	683
Ziff Davis Inc *	38,008	1,428

		12,657
Consumer Discretionary — 9.5%
Adient PLC *	52,754	678
Adtalem Global Education Inc *	10,912	1,098
American Eagle Outfitters Inc	12,590	146
American Public Education Inc *	13,996	312
Asbury Automotive Group Inc *	3,907	863
AutoNation Inc *	1,730	280
Bloomin' Brands Inc	189,746	1,361
Bright Horizons Family Solutions Inc *	1,538	195
Brinker International Inc *	30,301	4,516
Burlington Stores Inc *	12,800	3,051
Carter's Inc	13,757	563
Carvana Co, Cl A *	1	—
Cricut Inc, Cl A	34,092	176
Dave & Buster's Entertainment Inc *	30,440	535
Deckers Outdoor Corp *	5,964	667
Dorman Products Inc *	5,097	614
Duolingo Inc, Cl A *	735	228
Etsy Inc *	6,503	307
Genesco Inc *	11,342	241
G-III Apparel Group Ltd *	21,132	578
Goodyear Tire & Rubber Co/The *	154,050	1,423
Group 1 Automotive Inc	4,472	1,708
Haverty Furniture Cos Inc	17,831	352
JAKKS Pacific Inc	8,206	202
KB Home	10,276	597
LCI Industries	4,762	416
Lithia Motors Inc, Cl A	4,339	1,274
LKQ Corp	20,955	891
Meritage Homes Corp	2,224	158
Modine Manufacturing Co *	42,418	3,256

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Movado Group Inc	10,204	$171
Murphy USA Inc	4,244	1,994
ODP Corp/The *	7,595	109
Ollie's Bargain Outlet Holdings Inc *	21,451	2,496
OneSpaWorld Holdings Ltd	24,468	411
Perdoceo Education Corp	25,338	638
PlayAGS Inc *	34,259	415
Pool Corp	13,752	4,378
Skechers USA Inc, Cl A *	19,536	1,109
Standard Motor Products Inc	15,126	377
Stride Inc *	23,565	2,981
Super Group SGHC Ltd	147,047	947
Taylor Morrison Home Corp, Cl A *	57,932	3,478
Tri Pointe Homes Inc *	57,016	1,820
Universal Technical Institute Inc *	34,770	893
Urban Outfitters Inc *	129,062	6,763
Vail Resorts Inc	7,682	1,229
Whirlpool Corp	45,404	4,092
Williams-Sonoma Inc	3,405	538
Winmark Corp	1,329	423

		61,948
Consumer Staples — 5.6%
BellRing Brands Inc *	10,378	773
BJ's Wholesale Club Holdings Inc *	8,074	921
Cal-Maine Foods Inc	21,016	1,910
Casey's General Stores Inc	3,155	1,369
Central Garden & Pet Co, Cl A *	19,370	634
Church & Dwight Co Inc	12,316	1,356
Coca-Cola Consolidated Inc	1,009	1,362
Darling Ingredients Inc *	16,819	525
Fresh Del Monte Produce Inc	22,329	688
Freshpet Inc *	6,858	570
Honest Co Inc/The *	80,084	376
Ingles Markets Inc, Cl A	6,621	431
Ingredion Inc	10,592	1,432
J & J Snack Foods Corp	7,030	926
John B Sanfilippo & Son Inc	5,357	380
Kroger Co/The	6,156	417
Medifast Inc *	16,967	229
Mission Produce Inc *	30,000	314
Nu Skin Enterprises Inc, Cl A	145,169	1,054
Performance Food Group Co *	5,000	393
Pilgrim's Pride Corp *	89,538	4,881
PriceSmart Inc	12,015	1,056
PRIMO BRANDS CORP	86,629	3,075
Seneca Foods Corp, Cl A *	315	28
SpartanNash Co	8,000	162
Spectrum Brands Holdings Inc	18,071	1,293
Sprouts Farmers Market Inc *	29,819	4,552
Turning Point Brands Inc	4,194	249
Universal Corp/VA	18,077	1,013
US Foods Holding Corp *	10,313	675
USANA Health Sciences Inc *	4,731	128

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Village Super Market Inc, Cl A	16,517	$628
Vital Farms Inc *	32,676	996
Weis Markets Inc	25,532	1,967

		36,763
Energy — 4.2%
Archrock Inc	23,010	604
Berry Corp	48,193	155
ChampionX Corp	14,821	442
CNX Resources Corp *	101,590	3,198
Coterra Energy Inc	69,602	2,011
Delek US Holdings Inc	311,719	4,698
DHT Holdings Inc	83,305	875
Diamondback Energy Inc, Cl A	9,885	1,580
DT Midstream Inc	11,225	1,083
Exxon Mobil Corp	5,528	657
Golar LNG Ltd	5,175	197
Gulfport Energy Corp *	5,153	949
Helmerich & Payne Inc	36,513	954
HF Sinclair Corp	40,000	1,315
International Seaways Inc	20,216	671
Marathon Petroleum Corp	7,296	1,063
Natural Gas Services Group Inc *	11,628	255
Par Pacific Holdings Inc *	28,894	412
ProPetro Holding Corp *	26,510	195
Ranger Energy Services Inc, Cl A	17,482	248
RPC Inc	42,190	232
Scorpio Tankers Inc	22,490	845
TechnipFMC PLC	14,605	463
Teekay Corp	107,083	703
Teekay Tankers Ltd, Cl A	19,615	751
Veren Inc	152,697	1,011
Viper Energy Inc, Cl A	24,528	1,107
World Kinect Corp	28,597	811

		27,485
Financials — 24.6%
1st Source Corp	7,047	421
ACRES Commercial Realty Corp *‡	9,026	196
AFC Gamma Inc ‡	51,867	289
Allstate Corp/The	990	205
American Financial Group Inc/OH	13,674	1,796
Ameriprise Financial Inc	92	45
Arch Capital Group Ltd	10,008	963
Axos Financial Inc *	48,113	3,104
Banc of California Inc	23,591	335
Banco Latinoamericano de Comercio Exterior SA, Cl E	49,383	1,807
Bancorp Inc/The *	4,263	225
Bank of NT Butterfield & Son Ltd/The	10,000	389
Bank OZK	31,830	1,383
BankUnited Inc	12,225	421
BCB Bancorp Inc	87,138	859
BGC Group Inc, Cl A	283,652	2,601

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bread Financial Holdings Inc	28,428	$1,424
Camden National Corp	13,080	529
Capital City Bank Group Inc	9,652	347
Carter Bankshares Inc *	24,999	404
Central Pacific Financial Corp	24,027	650
City Holding Co	1,207	142
Civista Bancshares Inc	27,268	533
CNB Financial Corp/PA	17,591	391
CNO Financial Group Inc	221,834	9,239
Columbia Banking System Inc	298,476	7,444
Comerica Inc	67,045	3,960
Commerce Bancshares Inc/MO	17,534	1,091
Community Trust Bancorp Inc	21,646	1,090
Customers Bancorp Inc *	12,467	626
Dave Inc *	2,239	185
Diamond Hill Investment Group Inc	2,001	286
Donegal Group Inc, Cl A	10,385	204
Donnelley Financial Solutions Inc *	38	2
Eagle Bancorp Inc	21,162	444
Eastern Bankshares Inc	10,477	172
eHealth Inc *	77,984	521
Employers Holdings Inc	17,888	906
Enact Holdings Inc	7,491	260
Enova International Inc *	9,200	888
Enstar Group Ltd *	314	104
Essent Group Ltd	12,397	716
Euronet Worldwide Inc *	12,456	1,331
Everest Group Ltd	6,060	2,202
EVERTEC Inc	53,668	1,973
Fidelis Insurance Holdings Ltd	9,801	159
Financial Institutions Inc	80,765	2,016
First American Financial Corp	3,200	210
First Citizens BancShares Inc/NC, Cl A	599	1,111
First Commonwealth Financial Corp	211,820	3,292
First Community Bankshares Inc	66,479	2,506
First Interstate BancSystem Inc, Cl A	51,000	1,461
First Merchants Corp	43,616	1,764
FirstCash Holdings Inc	1,360	164
FNB Corp/PA	494,669	6,653
GCM Grosvenor Inc, Cl A	96,465	1,276
Genworth Financial Inc, Cl A *	191,151	1,355
Global Payments Inc	1,009	99
Great Southern Bancorp Inc	12,053	667
Green Dot Corp, Cl A *	26,882	227
Hamilton Lane Inc, Cl A	9,000	1,338
Hanmi Financial Corp	19,000	431
Hanover Insurance Group Inc/The, Cl A	23,182	4,033
Heritage Insurance Holdings Inc *	27,737	400
HomeTrust Bancshares Inc	4,975	171
Horace Mann Educators Corp, Cl A	27,443	1,173
Independent Bank Corp/MI	12,857	396
Jackson Financial Inc, Cl A	116,814	9,787
James River Group Holdings Ltd	11,181	47

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KeyCorp	39,921	$638
Kinsale Capital Group Inc	7,212	3,510
LendingClub Corp *	32,672	337
Lincoln National Corp	211,067	7,579
MarketAxess Holdings Inc	3,984	862
Merchants Bancorp/IN	7,760	287
Mercury General Corp	8,325	465
Mid Penn Bancorp Inc	14,339	372
Midland States Bancorp Inc	34,338	588
MidWestOne Financial Group Inc	30,180	894
Moneylion Inc *	3,497	303
Mr Cooper Group Inc *	20,000	2,392
New York Community Bancorp Inc	130,908	1,521
NMI Holdings Inc, Cl A *	16,031	578
OFG Bancorp	84,041	3,363
Old National Bancorp/IN, Cl A	323,119	6,847
Orrstown Financial Services Inc	11,000	330
Oscar Health Inc, Cl A *	17,754	233
Pacific Premier Bancorp Inc	53,049	1,131
Pagseguro Digital Ltd, Cl A *	88,818	678
Palomar Holdings Inc, Cl A *	2,542	348
Paymentus Holdings Inc, Cl A *	36,817	961
PCB Bancorp	11,293	211
Perella Weinberg Partners, Cl A	2,016	37
Piper Sandler Cos	5,000	1,238
PJT Partners Inc, Cl A	11,892	1,640
Popular Inc	11,261	1,040
PRA Group Inc *	38,205	788
Preferred Bank/Los Angeles CA	13,055	1,092
PROG Holdings Inc	32,545	866
RBB Bancorp	15,965	263
Reinsurance Group of America Inc, Cl A	7,938	1,563
RenaissanceRe Holdings Ltd	4,308	1,034
Republic Bancorp Inc/KY, Cl A	17,019	1,086
Ryan Specialty Holdings Inc, Cl A	44,653	3,299
Selective Insurance Group Inc	19,688	1,802
ServisFirst Bancshares Inc	15,000	1,239
Sierra Bancorp	17,491	488
SmartFinancial Inc	6,754	210
Starwood Property Trust Inc ‡	30,266	598
StepStone Group Inc, Cl A	28,180	1,472
StoneX Group Inc *	6,827	521
Tompkins Financial Corp	10,960	690
UMB Financial Corp	21,327	2,156
United Fire Group Inc	5,332	157
Unity Bancorp Inc	4,405	179
Universal Insurance Holdings Inc	24,324	576
Upstart Holdings Inc *	7,202	332
Victory Capital Holdings Inc, Cl A	24,732	1,431
Westamerica BanCorp	22,421	1,135
Zions Bancorp NA	106,005	5,285

		160,484

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 10.5%
Addus HomeCare Corp *	5,000	$494
ADMA Biologics Inc *	71,540	1,419
Agios Pharmaceuticals Inc *	17,094	501
Akero Therapeutics Inc *	7,476	303
Alignment Healthcare Inc *	34,131	636
Alkermes PLC *	96,845	3,198
Amphastar Pharmaceuticals Inc *	21,215	615
ANI Pharmaceuticals Inc *	15,423	1,033
Anika Therapeutics Inc *	16,660	250
Ardelyx Inc *	26,421	130
Ascendis Pharma A/S ADR *	886	138
Axogen Inc *	40,133	742
BioCryst Pharmaceuticals Inc *	25,253	189
Biohaven Ltd *	6,410	154
Bio-Techne Corp	19,881	1,166
Bioventus Inc, Cl A *	82,873	758
Blueprint Medicines Corp *	15,703	1,390
CareDx Inc *	8,482	151
Castle Biosciences Inc *	17,305	346
Catalyst Pharmaceuticals Inc *	32,000	776
Cencora Inc, Cl A	1,787	497
Certara Inc *	70,805	701
Charles River Laboratories International Inc *	7,525	1,133
Chemed Corp	5,665	3,486
Collegium Pharmaceutical Inc *	111,455	3,327
Concentra Group Holdings Parent Inc	13,796	299
Corcept Therapeutics Inc *	3,674	420
CorVel Corp *	9,396	1,052
Crinetics Pharmaceuticals Inc *	4,760	160
Cross Country Healthcare Inc *	29,370	437
Doximity Inc, Cl A *	13,187	765
Edgewise Therapeutics Inc *	13,201	290
Encompass Health Corp	19,928	2,018
Enovis Corp *	5,518	211
Ensign Group Inc/The	4,885	632
Establishment Labs Holdings Inc *	6,153	251
Eton Pharmaceuticals Inc *	17,138	222
GeneDx Holdings Corp, Cl A *	8,714	772
Globus Medical Inc, Cl A *	17,582	1,287
Harmony Biosciences Holdings Inc *	9,936	330
HealthEquity Inc *	13,031	1,152
HealthStream Inc	38,270	1,232
Hims & Hers Health Inc *	49,322	1,457
ICON PLC *	5,210	912
ICU Medical Inc *	5,669	787
IDEXX Laboratories Inc *	458	192
Incyte Corp *	3,300	200
Insmed Inc *	9,269	707
iRadimed Corp	5,415	284
iTeos Therapeutics Inc *	44,109	263

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kiniksa Pharmaceuticals International Plc, Cl A *	31,021	$689
KORU Medical Systems Inc *	67,340	171
Lantheus Holdings Inc *	5,320	519
LeMaitre Vascular Inc	21,975	1,844
Ligand Pharmaceuticals Inc *	7,082	745
Madrigal Pharmaceuticals Inc *	733	243
Masimo Corp *	3,863	644
Medpace Holdings Inc *	4,872	1,484
Merit Medical Systems Inc *	3,450	365
Mettler-Toledo International Inc *	411	485
National HealthCare Corp	4,888	454
Neurocrine Biosciences Inc *	6,973	771
OmniAB Inc *	11,714	—
Omnicell Inc *	15,315	535
OraSure Technologies Inc *	115,386	389
Owens & Minor Inc *	21,575	195
Pacira BioSciences Inc *	35,375	879
Pediatrix Medical Group Inc *	56,139	813
Pennant Group Inc/The *	71,419	1,796
Penumbra Inc *	1,427	382
Phibro Animal Health Corp, Cl A	66,898	1,429
Prestige Consumer Healthcare Inc, Cl A *	26,162	2,249
Protagonist Therapeutics Inc *	2,767	134
PTC Therapeutics Inc *	12,404	632
Relay Therapeutics Inc *	42,105	110
Repligen Corp *	18,935	2,409
Revvity Inc	12,707	1,344
Rigel Pharmaceuticals Inc *	30,120	542
Select Medical Holdings Corp	17,097	286
SIGA Technologies Inc *	30,864	169
Supernus Pharmaceuticals Inc *	8,694	285
Surmodics Inc *	8,423	257
Tactile Systems Technology Inc *	16,890	223
Teleflex Inc	3,980	550
Tenet Healthcare Corp *	6,108	822
Theravance Biopharma Inc *	30,242	270
UFP Technologies Inc *	3,796	766
United Therapeutics Corp *	2,841	876
Vanda Pharmaceuticals Inc *	83,894	385
Varex Imaging Corp *	64,714	751
Veracyte Inc *	6,037	179
WaVe Life Sciences Ltd *	24,588	199

		68,135
Industrials — 17.9%
A O Smith Corp	4,400	288
AAON Inc	47,073	3,678
ABM Industries Inc	64,862	3,072
ACCO Brands Corp	373,524	1,565
Acuity Brands Inc	2,320	611
Advanced Drainage Systems Inc	18,419	2,001
AECOM	13,579	1,259
AeroVironment Inc *	684	82

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Superconductor Corp *	32,857	$596
Apogee Enterprises Inc	8,561	397
Applied Industrial Technologies Inc, Cl A	8,919	2,010
Astec Industries Inc	79,033	2,723
Atkore Inc	19,809	1,188
Axon Enterprise Inc *	14,214	7,476
Barrett Business Services Inc	8,704	358
BlueLinx Holdings Inc *	3,071	230
Boise Cascade Co	4,228	415
Brink's Co/The	1,514	130
Broadridge Financial Solutions Inc	1,700	412
Builders FirstSource Inc *	9,855	1,231
BWX Technologies Inc	11,200	1,105
CACI International Inc, Cl A *	1,073	394
Casella Waste Systems Inc, Cl A *	5,000	558
CBIZ Inc *	7,483	568
CECO Environmental Corp *	7,699	176
Cintas Corp	8,981	1,846
Clean Harbors Inc *	7,022	1,384
Conduent Inc *	112,938	305
Construction Partners Inc, Cl A *	5,914	425
Copart Inc *	47,173	2,670
CRA International Inc	3,432	594
CSG Systems International Inc	16,685	1,009
CSW Industrials Inc	1,824	532
Curtiss-Wright Corp	6,942	2,202
Ducommun Inc *	8,335	484
Dycom Industries Inc *	6,025	918
EMCOR Group Inc	6,605	2,441
EnerSys	5,874	538
Esab Corp	14,686	1,711
ExlService Holdings Inc *	173,942	8,212
Exponent Inc	37,272	3,021
Fluor Corp *	4,213	151
Franklin Covey Co *	648	18
FTI Consulting Inc *	6,375	1,046
Gorman-Rupp Co/The	13,217	464
Graham Corp, Cl A *	4,517	130
GXO Logistics Inc *	19,490	762
Heidrick & Struggles International Inc	5,115	219
HNI Corp	3,844	170
Hub Group Inc, Cl A	4,655	173
Hudson Technologies Inc *	26,350	163
Huron Consulting Group Inc *	1,476	212
Hyster-Yale Inc	10,524	437
IDEX Corp	4,000	724
Interface Inc, Cl A	18,117	359
Kadant Inc	686	231
Kennametal Inc	43,723	931
Kforce Inc	10,057	492
L3Harris Technologies Inc	2,036	426
Landstar System Inc	6,348	953
Limbach Holdings Inc *	4,412	329

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LSI Industries Inc	40,693	$692
Luxfer Holdings PLC ADR	23,229	275
Miller Industries Inc/TN	23,991	1,016
MRC Global Inc *	14,327	164
MSA Safety Inc	10,698	1,569
Mueller Industries Inc	21,083	1,605
MYR Group Inc *	2,348	266
National Presto Industries Inc	7,176	631
Old Dominion Freight Line Inc, Cl A	9,417	1,558
OPENLANE Inc *	44,707	862
Pangaea Logistics Solutions Ltd	34,072	162
Park Aerospace Corp	55,764	750
Powell Industries Inc	3,958	674
Primoris Services Corp	12,168	699
RB Global Inc	9,026	905
RBC Bearings Inc *	11,906	3,831
Resideo Technologies Inc *	99,934	1,769
Resources Connection Inc	72,555	474
Rollins Inc	37,475	2,025
Rush Enterprises Inc, Cl A	21,083	1,126
RXO Inc *	24,752	473
Science Applications International Corp	10,962	1,231
Simpson Manufacturing Co Inc	7,500	1,178
SkyWest Inc *	36,792	3,214
Standex International Corp	5,842	943
Steelcase Inc, Cl A	59,632	654
Sterling Infrastructure Inc *	3,328	377
Tennant Co	12,618	1,006
Terex Corp	25,199	952
Tetra Tech Inc	80,185	2,345
Titan International Inc *	32,345	271
Toro Co/The	2,800	204
Trex Co Inc *	28,588	1,661
Tutor Perini Corp *	49,014	1,136
UFP Industries Inc	9,396	1,006
United Rentals Inc	2,292	1,436
Watsco Inc	4,909	2,495
WESCO International Inc	25,624	3,979
Willdan Group Inc *	11,427	465
XPO Inc *	5,668	610
Xylem Inc/NY	4,342	519

		116,413
Information Technology — 13.0%
A10 Networks Inc	105,206	1,719
ACI Worldwide Inc *	40,617	2,222
Agilysys Inc *	4,714	342
Alkami Technology Inc *	35,273	926
Amkor Technology Inc	28,193	509
ANSYS Inc *	2,600	823
Appfolio Inc, Cl A *	2,459	541
Arista Networks Inc *	5,292	410
Arlo Technologies Inc *	49,791	491
Arrow Electronics Inc, Cl A *	5,743	596

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axcelis Technologies Inc *	9,058	$450
Badger Meter Inc	6,930	1,318
Bel Fuse Inc, Cl B	15,740	1,178
Belden Inc	6,000	602
Benchmark Electronics Inc	9,000	342
Blackbaud Inc, Cl A *	11,184	694
Blend Labs Inc, Cl A *	115,999	389
Cadence Design Systems Inc *	61	16
Calix Inc *	22,676	804
Clearfield Inc *	16,240	483
CommVault Systems Inc *	19,305	3,046
Credo Technology Group Holding Ltd *	14,506	583
CTS Corp	942	39
Descartes Systems Group Inc/The *	11,740	1,184
Diebold Nixdorf Inc *	7,000	306
Diodes Inc *	15,000	648
Entegris Inc	14,246	1,246
EPAM Systems Inc *	8,623	1,456
ePlus Inc *	4,200	256
Expensify Inc, Cl A *	331,919	1,009
Fabrinet *	6,741	1,331
Fair Isaac Corp *	2,251	4,151
Gartner Inc *	1,518	637
GoDaddy Inc, Cl A *	2,922	526
Hackett Group Inc/The	37,239	1,088
Ichor Holdings Ltd *	10,411	235
Insight Enterprises Inc *	4,865	730
Intapp Inc *	8,689	507
Itron Inc *	6,671	699
Kaltura Inc *	242,986	457
Keysight Technologies Inc *	13,565	2,032
Kimball Electronics Inc *	20,348	335
Kyndryl Holdings Inc *	16,151	507
Lattice Semiconductor Corp *	14,532	762
LiveRamp Holdings Inc *	21,398	559
MACOM Technology Solutions Holdings Inc *	5,112	513
Manhattan Associates Inc *	9,824	1,700
Monolithic Power Systems Inc	3,490	2,024
Novanta Inc *	19,951	2,551
Olo Inc, Cl A *	129,288	781
ON Semiconductor Corp *	20,670	841
OneSpan Inc	16,696	255
Onto Innovation Inc *	655	79
Open Text Corp	69,932	1,766
OSI Systems Inc *	3,229	628
Palo Alto Networks Inc *	1,425	243
PC Connection Inc	4,600	287
Photronics Inc *	253,542	5,264
Plexus Corp *	5,600	718
Progress Software Corp	5,788	298
Q2 Holdings Inc *	27,295	2,184
Rambus Inc *	12,784	662
Rimini Street Inc *	136,732	476

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RingCentral Inc, Cl A *	773	$19
Sanmina Corp *	26,674	2,032
Sapiens International Corp NV	25,074	679
ScanSource Inc *	6,359	216
Semtech Corp *	8,401	289
Silicon Motion Technology Corp ADR	78,317	3,960
SolarWinds Corp	94,688	1,745
SPS Commerce Inc *	13,833	1,836
Super Micro Computer Inc *	7,371	252
Synopsys Inc *	2,761	1,184
TD SYNNEX Corp	2,980	310
Teledyne Technologies Inc *	3,970	1,976
Teradyne Inc	11,312	934
TTM Technologies Inc *	43,059	883
Turtle Beach Corp *	71,625	1,022
Tyler Technologies Inc *	6,745	3,921
Unisys Corp *	42,105	193
Vertex Inc, Cl A *	37,775	1,323
Viant Technology Inc, Cl A *	9,121	113
Vishay Precision Group Inc *	14,560	351
Wix.com Ltd *	3,768	616
Xerox Holdings Corp	32,400	157

		84,465
Materials — 5.6%
AdvanSix Inc	22,534	510
Alamos Gold Inc, Cl A	40,996	1,096
Albemarle Corp	3,497	252
Alpha Metallurgical Resources Inc *	670	84
Ashland Inc	5,406	321
Avery Dennison Corp	2,472	440
Axalta Coating Systems Ltd *	43,024	1,427
Balchem Corp	17,026	2,826
Carpenter Technology Corp	7,316	1,326
Century Aluminum Co *	27,215	505
Chemours Co/The	75,408	1,020
Cleveland-Cliffs Inc *	390,087	3,207
Coeur Mining Inc *	104,637	619
Commercial Metals Co, Cl A	149,739	6,889
Crown Holdings Inc	4,800	428
Ecovyst Inc *	71,046	440
FMC Corp	106,515	4,494
Fortitude Gold Corp	40,846	200
Hawkins Inc	53	6
Hudbay Minerals Inc	25,685	195
LSB Industries Inc *	29,272	193
Materion Corp	9,421	769
Minerals Technologies Inc	11,462	729
NewMarket Corp	1,035	586
Packaging Corp of America	2,600	515
PERIMETER SOLUTIONS INC *	51,783	521
Rayonier Advanced Materials Inc *	125,182	720
Reliance Inc	1	—
Royal Gold Inc, Cl A	2,923	478

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Silgan Holdings Inc	36,596	$1,871
SSR Mining Inc *	147,421	1,479
Sylvamo Corp	28,641	1,921
Warrior Met Coal Inc	15,816	755

		36,822
Real Estate — 4.6%
Alexander's Inc ‡	5,017	1,049
Camden Property Trust ‡	1,775	217
CBL & Associates Properties Inc ‡	25,547	679
Centerspace ‡	14,377	931
Compass Inc, Cl A *	109,455	956
CoStar Group Inc *	30,810	2,441
CTO Realty Growth Inc ‡	6,500	126
Cushman & Wakefield PLC *	18,177	186
Diversified Healthcare Trust ‡	82,234	197
EastGroup Properties Inc ‡	12,917	2,275
FRP Holdings Inc *	9,150	262
Gaming and Leisure Properties Inc ‡	66,751	3,398
Gladstone Commercial Corp ‡	24,848	372
Highwoods Properties Inc ‡	207,696	6,156
Howard Hughes Holdings Inc *	1,339	99
Independence Realty Trust Inc ‡	67,618	1,436
Invitation Homes Inc ‡	23,648	824
NET Lease Office Properties *‡	9,119	286
Newmark Group Inc, Cl A	220,278	2,681
NNN REIT Inc ‡	7,711	329
One Liberty Properties Inc ‡	20,367	535
Orion Office REIT Inc ‡	173,754	372
Paramount Group Inc ‡	26,000	112
Pebblebrook Hotel Trust ‡	43,818	444
Regency Centers Corp ‡	4,045	298
RLJ Lodging Trust ‡	36,754	290
Ryman Hospitality Properties Inc ‡	2,324	213
Saul Centers Inc ‡	8,238	297
Seaport Entertainment Group Inc *	148	3
SITE Centers Corp ‡	34,000	437
Sun Communities Inc ‡	1,400	180
UMH Properties Inc ‡	13,000	243
Universal Health Realty Income Trust ‡	19,440	796
Ventas Inc ‡	7,436	511
Xenia Hotels & Resorts Inc ‡	14,914	175

		29,806
Utilities — 1.4%
Consolidated Water Co Ltd	5,700	140
Hawaiian Electric Industries Inc *	22,000	241
IDACORP Inc, Cl A	10,885	1,265
Middlesex Water Co	8,501	545
Northwest Natural Holding Co	15,597	666
Northwestern Energy Group Inc	4,678	271
NRG Energy Inc	2,534	242
OGE Energy Corp	30,795	1,415
Otter Tail Corp	16,713	1,343

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed Small/Mid Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Portland General Electric Co	42,335	$1,888
Southwest Gas Holdings Inc	5,500	395
UGI Corp	6,450	213
Unitil Corp	12,924	746

		9,370
Total Common Stock
(Cost $386,147) ($ Thousands)		644,348

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Abiomed Inc *‡‡	967	$–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	6,957,308	6,957
Total Cash Equivalent
(Cost $6,957) ($ Thousands)		6,957
Total Investments in Securities — 99.9%
(Cost $393,104) ($ Thousands)		$651,305

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	15	Jun-2025	$1,563	$1,521	$(42)
S&P Mid Cap 400 Index E-MINI	4	Jun-2025	1,198	1,175	(23)
			$2,761	$2,696	$(65)

Percentages are based on Net Assets of $651,881 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	644,348		–	–	644,348
Rights	–	^	–	–	–	^
Cash Equivalent	6,957		–	–	6,957
Total Investments in Securities	651,305		–	–	651,305

^ This category includes securities with a value of $0.

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(65)	–	–	(65)
Total Other Financial Instruments	(65)	–	–	(65)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed Small/Mid Cap Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$9,349	$100,214	$(102,606)	$—	$—	$6,957	$191	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%

Communication Services — 2.0%
Charter Communications Inc, Cl A *	978	$360
Electronic Arts Inc	4,118	595
Iridium Communications Inc	5,470	149
Omnicom Group Inc	1,285	107
Roku Inc, Cl A *	1,210	85
Warner Bros Discovery Inc *	11,040	119

		1,415
Consumer Discretionary — 11.4%
Aramark	5,438	188
Bath & Body Works Inc	6,156	187
Birkenstock Holding PLC *	3,594	165
BorgWarner Inc	3,774	108
Burlington Stores Inc *	1,033	246
CarMax Inc *	1,650	129
Carnival Corp *	4,972	97
Carvana Co, Cl A *	274	57
Chipotle Mexican Grill Inc, Cl A *	2,200	110
Columbia Sportswear Co	2,647	200
Darden Restaurants Inc	1,940	403
Deckers Outdoor Corp *	2,298	257
Dick's Sporting Goods Inc	460	93
Expedia Group Inc	3,895	655
Five Below Inc *	2,270	170
Gap Inc/The	18,510	382
Garmin Ltd	700	152
Gentex Corp	6,545	153
Grand Canyon Education Inc *	2,635	456
H&R Block Inc	2,450	135
Hasbro Inc	10,053	618
Lennar Corp, Cl A	1,440	165
Lennar Corp, Cl B	1,585	173
LKQ Corp	7,638	325
Norwegian Cruise Line Holdings Ltd *	12,130	230
NVR Inc *	10	72
Ross Stores Inc	5,630	719
Tapestry Inc	4,200	296
Texas Roadhouse Inc, Cl A	1,351	225
TopBuild Corp *	300	91
Valvoline Inc *	6,003	209
Williams-Sonoma Inc	720	114
YETI Holdings Inc *	2,340	77
Yum! Brands Inc	2,413	380

		8,037
Consumer Staples — 3.5%
Casey's General Stores Inc	498	216
Clorox Co/The	850	125
Constellation Brands Inc, Cl A	908	167
Darling Ingredients Inc *	5,856	183
Dollar Tree Inc *	1,540	116
Ingredion Inc	1,639	222

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lamb Weston Holdings Inc	4,120	$219
Performance Food Group Co *	915	72
TreeHouse Foods Inc *	5,648	153
Tyson Foods Inc, Cl A	9,308	594
US Foods Holding Corp *	2,300	150
Walgreens Boots Alliance Inc	21,430	239

		2,456
Energy — 6.0%
Antero Midstream Corp	12,967	233
Baker Hughes Co, Cl A	3,830	168
ChampionX Corp	11,009	328
Cheniere Energy Inc	4,674	1,082
Coterra Energy Inc	9,048	262
Diamondback Energy Inc, Cl A	3,071	491
EQT Corp	1,610	86
Kinder Morgan Inc	5,050	144
Permian Resources Corp, Cl A	18,786	260
Targa Resources Corp	2,696	541
TechnipFMC PLC	13,880	440
Williams Cos Inc/The	3,002	179

		4,214
Financials — 19.5%
Affiliated Managers Group Inc	590	99
Affirm Holdings Inc, Cl A *	1,300	59
Allstate Corp/The	3,826	792
Ally Financial Inc	13,730	501
American International Group Inc	4,244	369
Ameriprise Financial Inc	460	223
Axis Capital Holdings Ltd	2,854	286
Bank of New York Mellon Corp/The	5,130	430
Bank OZK	1,260	55
Brown & Brown Inc	2,780	346
Cboe Global Markets Inc	3,353	759
Cincinnati Financial Corp	590	87
Commerce Bancshares Inc/MO	6,793	423
Discover Financial Services	882	151
Equitable Holdings Inc	8,440	440
Euronet Worldwide Inc *	2,510	268
Fifth Third Bancorp	5,240	205
First Hawaiian Inc	11,480	281
First Horizon Corp	18,651	362
Global Payments Inc	2,768	271
Hartford Financial Services Group Inc/The	2,100	260
Invesco Ltd	6,820	103
Janus Henderson Group PLC	10,759	389
KeyCorp	13,162	210
Lincoln National Corp	6,240	224
M&T Bank Corp	3,660	654
MarketAxess Holdings Inc	1,850	400
MSCI Inc, Cl A	1,061	600
Old Republic International Corp	1,319	52
Pinnacle Financial Partners Inc	2,892	307

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Popular Inc	2,099	$194
Primerica Inc	1,673	476
Prosperity Bancshares Inc	3,740	267
Raymond James Financial Inc	1,820	253
Reinsurance Group of America Inc, Cl A	2,164	426
Rocket Cos Inc, Cl A	5,060	61
Starwood Property Trust Inc ‡	14,436	285
Stifel Financial Corp	3,982	375
Synchrony Financial	11,330	600
T Rowe Price Group Inc	1,386	127
Virtu Financial Inc, Cl A	7,280	277
Webster Financial Corp	3,651	188
Western Union Co/The	11,960	127
Willis Towers Watson PLC	1,074	363
Zions Bancorp NA	2,530	126

		13,751
Health Care — 9.7%
Align Technology Inc *	398	63
Alnylam Pharmaceuticals Inc *	890	240
Biogen Inc *	700	96
Cencora Inc, Cl A	1,416	394
Dexcom Inc *	4,480	306
Doximity Inc, Cl A *	3,570	207
Encompass Health Corp	5,228	530
Envista Holdings Corp *	5,336	92
Exact Sciences Corp *	1,390	60
Exelixis Inc *	10,865	401
Hologic Inc *	4,567	282
Humana Inc	446	118
IDEXX Laboratories Inc *	600	252
Illumina Inc *	2,024	161
Inspire Medical Systems Inc *	960	153
Insulet Corp *	770	202
Jazz Pharmaceuticals PLC *	366	46
Labcorp Holdings Inc	1,430	333
Medpace Holdings Inc *	1,690	515
Mettler-Toledo International Inc *	161	190
Molina Healthcare Inc *	620	204
Penumbra Inc *	1,662	444
Quest Diagnostics Inc	490	83
ResMed Inc	2,300	515
Royalty Pharma PLC, Cl A	6,308	196
Tenet Healthcare Corp *	603	81
United Therapeutics Corp *	330	102
Veeva Systems Inc, Cl A *	1,314	304
Zimmer Biomet Holdings Inc	2,533	287

		6,857
Industrials — 16.6%
Acuity Brands Inc	280	74
AECOM	5,560	516
AerCap Holdings NV	3,448	352
Allegion PLC	2,858	373

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allison Transmission Holdings Inc	2,260	$216
Armstrong World Industries Inc	1,932	272
AZEK Co Inc/The, Cl A *	3,310	162
Cintas Corp	1,118	230
Clean Harbors Inc *	2,026	399
Delta Air Lines Inc, Cl A	8,858	386
Dover Corp	1,355	238
EMCOR Group Inc	690	255
Expeditors International of Washington Inc	950	114
Flowserve Corp	4,560	223
Genpact Ltd	17,338	874
Hayward Holdings Inc *	11,510	160
Hexcel Corp, Cl A	3,002	164
Howmet Aerospace Inc	8,265	1,072
L3Harris Technologies Inc	968	203
Leidos Holdings Inc	2,625	354
Lyft Inc, Cl A *	24,620	292
MasTec Inc *	1,869	218
Otis Worldwide Corp	2,535	262
Parker-Hannifin Corp, Cl A	783	476
Quanta Services Inc	370	94
Regal Rexnord Corp	2,891	329
Republic Services Inc	961	233
Snap-on Inc	587	198
Standardaero Inc *	4,290	114
Stanley Black & Decker Inc	2,140	165
Textron Inc	1,042	75
Trane Technologies PLC	413	139
TransDigm Group Inc	170	235
United Airlines Holdings Inc *	1,250	86
United Rentals Inc	668	419
Verisk Analytics Inc, Cl A	1,270	378
WESCO International Inc	2,144	333
Westinghouse Air Brake Technologies Corp	1,489	270
Woodward Inc	1,210	221
WW Grainger Inc	403	398
Xylem Inc/NY	1,268	152

		11,724
Information Technology — 11.1%
Akamai Technologies Inc *	3,202	258
Amphenol Corp, Cl A	1,870	123
Appfolio Inc, Cl A *	1,240	273
AppLovin Corp, Cl A *	1,330	352
Cloudflare Inc, Cl A *	1,698	191
Corning Inc, Cl B	9,590	439
DocuSign Inc, Cl A *	970	79
Elastic NV *	1,610	143
EPAM Systems Inc *	1,260	213
F5 Inc, Cl A *	1,865	497
Fair Isaac Corp *	103	190
Gen Digital Inc	11,399	302
Gitlab Inc, Cl A *	3,230	152
HubSpot Inc *	527	301

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Mid-Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Keysight Technologies Inc *	8,308	$1,244
Lattice Semiconductor Corp *	6,920	363
Lumentum Holdings Inc *	2,871	179
MACOM Technology Solutions Holdings Inc *	1,500	151
Monolithic Power Systems Inc	130	75
Motorola Solutions Inc	220	96
NetApp Inc	5,073	446
Palantir Technologies Inc, Cl A *	7,260	613
PTC Inc *	2,001	310
Qorvo Inc *	2,925	212
Twilio Inc, Cl A *	590	58
VeriSign Inc *	1,900	482
Zebra Technologies Corp, Cl A *	240	68

		7,810
Materials — 3.0%
Alcoa Corp	7,960	243
Axalta Coating Systems Ltd *	7,099	235
Ball Corp	4,281	223
DuPont de Nemours Inc	1,220	91
Eagle Materials Inc	2,199	488
International Flavors & Fragrances Inc	2,506	194
NewMarket Corp	243	138
Packaging Corp of America	370	73
Royal Gold Inc, Cl A	1,210	198
Scotts Miracle-Gro Co/The, Cl A	2,180	120
Smurfit WestRock PLC	1,610	72
Vulcan Materials Co	290	68

		2,143
Real Estate — 8.0%
Agree Realty Corp ‡	4,330	334
Alexandria Real Estate Equities Inc ‡	2,019	187
BXP Inc ‡	5,010	337
Camden Property Trust ‡	1,190	146
CBRE Group Inc, Cl A *	1,000	131
CoStar Group Inc *	1,850	147
CubeSmart ‡	1,790	76
EastGroup Properties Inc ‡	1,210	213
Equity LifeStyle Properties Inc ‡	1,850	123
Equity Residential ‡	5,251	376
Essex Property Trust Inc ‡	771	236
Federal Realty Investment Trust ‡	956	94
First Industrial Realty Trust Inc ‡	2,030	110
Host Hotels & Resorts Inc ‡	6,136	87
Jones Lang LaSalle Inc *	220	55
Mid-America Apartment Communities Inc ‡	2,990	501
Millrose Properties *	2,362	63
National Storage Affiliates Trust ‡	1,943	77
Rexford Industrial Realty Inc ‡	1,300	51
SBA Communications Corp, Cl A ‡	1,260	277
Simon Property Group Inc ‡	3,533	587
STAG Industrial Inc ‡	7,100	256
UDR Inc ‡	4,880	220

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ventas Inc ‡	7,990	$549
VICI Properties Inc, Cl A ‡	6,050	197
Welltower Inc ‡	1,511	231

		5,661
Utilities — 6.9%
Ameren Corp	1,340	135
American Water Works Co Inc	730	108
Brookfield Renewable Corp	7,280	203
CenterPoint Energy Inc	7,139	259
Clearway Energy Inc, Cl A	2,830	81
Clearway Energy Inc, Cl C	6,920	209
CMS Energy Corp	980	74
Consolidated Edison Inc	810	90
DTE Energy Co	2,607	360
Entergy Corp	3,217	275
Evergy Inc	6,649	458
Eversource Energy	6,090	378
Exelon Corp	2,860	132
FirstEnergy Corp	1,760	71
National Fuel Gas Co	2,294	182
NiSource Inc	7,265	291
NRG Energy Inc	4,255	406
OGE Energy Corp	1,384	64
PPL Corp	3,760	136
Public Service Enterprise Group Inc	2,930	241
WEC Energy Group Inc	4,372	476
Xcel Energy Inc	4,030	285

		4,914
Total Common Stock
(Cost $59,803) ($ Thousands)		68,982

EXCHANGE TRADED FUND — 0.5%

iShares Russell Mid-Cap Value ETF	2,757	347

Total Exchange Traded Fund
(Cost $308) ($ Thousands)		347
	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	160	–
Total Rights
(Cost $—) ($ Thousands)		–

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Mid-Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	1,107,730	$1,108
Total Cash Equivalent
(Cost $1,108) ($ Thousands)		1,108
Total Investments in Securities — 99.8%
(Cost $61,219) ($ Thousands)		$70,437

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P Mid Cap 400 Index E-MINI	3	Jun-2025	$895	$881	$(14)

Percentages are based on Net Assets of $70,545 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	68,982		–	–	68,982
Exchange Traded Fund	347		–	–	347
Rights	–	^	–	–	–	^
Cash Equivalent	1,108		–	–	1,108
Total Investments in Securities	70,437		–	–	70,437

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(14)	–	–	(14)
Total Other Financial Instruments	(14)	–	–	(14)

^ This category includes securities with a value of $0.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

 The following is a summary of the Fund's transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,257	$6,926	$(7,075)	$—	$—	$1,108	$27	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.0%

Communication Services — 9.7%
Alphabet Inc, Cl A	5,467	$845
Alphabet Inc, Cl C	18,472	2,886
Anterix Inc *	1,978	72
AT&T Inc	461,827	13,060
Cargurus Inc, Cl A *	257	8
Cogent Communications Holdings Inc	2,174	133
Comcast Corp, Cl A	200,389	7,394
Electronic Arts Inc	16,739	2,419
Fox Corp, Cl A	85,131	4,818
Fox Corp, Cl B	31,906	1,682
Grindr Inc *	13,908	249
IDT Corp, Cl B	3,569	183
IMAX Corp *	1,018	27
Meta Platforms Inc, Cl A	1,413	814
New York Times Co/The, Cl A	19,912	988
Omnicom Group Inc	21,259	1,763
Playtika Holding Corp	61,082	316
SK Telecom Co Ltd ADR	58,950	1,253
Spok Holdings Inc	15,645	257
TEGNA Inc	120,120	2,189
T-Mobile US Inc	9,752	2,601
Verizon Communications Inc	274,493	12,451
Yelp Inc, Cl A *	1,525	57

		56,465
Consumer Discretionary — 9.5%
Adtalem Global Education Inc *	1,121	113
Amazon.com Inc, Cl A *	10,128	1,927
AutoZone Inc *	748	2,852
Biglari Holdings Inc, Cl B *	406	88
Booking Holdings Inc	606	2,792
BorgWarner Inc	104,498	2,994
Canadian Tire Corp Ltd, Cl A	8,800	914
Carriage Services Inc, Cl A	297	12
Chipotle Mexican Grill Inc, Cl A *	3,701	186
Coupang Inc, Cl A *	6,970	153
Domino's Pizza Inc	2,272	1,044
eBay Inc	74,426	5,041
Frontdoor Inc *	3,483	134
Garmin Ltd	9,999	2,171
Gentex Corp	9,554	223
Genuine Parts Co	12,841	1,530
Global Business Travel Group I *	6,568	48
Graham Holdings Co, Cl B	44	42
Grand Canyon Education Inc *	13,011	2,251
H&R Block Inc	67,585	3,711
Honda Motor Co Ltd ADR	84,980	2,306
Laureate Education Inc, Cl A *	2,315	47
La-Z-Boy Inc, Cl Z	15,700	614
Lear Corp	17,956	1,584
LKQ Corp	16,767	713
Mattel Inc *	74,700	1,451

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Murphy USA Inc	5,326	$2,502
Nathan's Famous Inc	1,038	100
O'Reilly Automotive Inc *	3,803	5,448
Papa John's International Inc, Cl A	1,204	49
Pool Corp	3,998	1,273
Ross Stores Inc	12,824	1,639
Service Corp International/US	9,183	736
Strategic Education Inc	1,076	90
Stride Inc *	1,352	171
Sturm Ruger & Co Inc	3,887	153
Texas Roadhouse Inc, Cl A	2,637	439
TJX Cos Inc/The	20,668	2,517
Toyota Motor Corp ADR	5,200	918
Tractor Supply Co	35,150	1,937
Weyco Group Inc	4,838	147
Winmark Corp	114	36
Yum! Brands Inc	14,752	2,321

		55,417
Consumer Staples — 11.5%
Albertsons Cos Inc, Cl A	93,903	2,065
Altria Group Inc	135,399	8,127
Archer-Daniels-Midland Co	73,424	3,525
BellRing Brands Inc *	1,101	82
Bunge Global SA	27,346	2,090
Cal-Maine Foods Inc	3,458	314
Campbell Soup Co	2,585	103
Casey's General Stores Inc	726	315
Central Garden & Pet Co, Cl A *	1,464	48
Church & Dwight Co Inc	6,355	700
Clorox Co/The	14,137	2,082
Coca-Cola Co/The	4,296	308
Colgate-Palmolive Co	33,303	3,121
Conagra Brands Inc	110,141	2,937
Energizer Holdings Inc	3,208	96
Flowers Foods Inc	19,239	366
Fresh Del Monte Produce Inc	1,032	32
General Mills Inc	55,744	3,333
Ingredion Inc	28,735	3,885
J & J Snack Foods Corp	770	101
J M Smucker Co/The	15,600	1,847
Keurig Dr Pepper Inc	8,005	274
Kimberly-Clark Corp	3,504	498
Kraft Heinz Co/The	205,812	6,263
Kroger Co/The	89,153	6,035
Lancaster Colony Corp	662	116
Molson Coors Beverage Co, Cl B	71,002	4,322
National Beverage Corp, Cl A	3,210	133
Oil-Dri Corp of America	2,282	105
PepsiCo Inc	1,606	241
Philip Morris International Inc	26,664	4,232
Pilgrim's Pride Corp *	2,669	145
Post Holdings Inc *	1,909	222
PRIMO BRANDS CORP	10,080	358

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Procter & Gamble Co/The	370	$63
Reynolds Consumer Products Inc	19,631	468
Seaboard Corp	159	429
Sprouts Farmers Market Inc *	1,774	271
Sysco Corp, Cl A	27,306	2,049
Village Super Market Inc, Cl A	2,562	97
Walmart Inc	51,524	4,523
WD-40 Co	1,244	304
Weis Markets Inc	637	49
WK Kellogg Co	16,258	324

		66,998
Energy — 2.2%
Cheniere Energy Inc	2,188	506
Chevron Corp	35,247	5,896
CONSOL Energy	123	10
DHT Holdings Inc	14,893	156
DT Midstream Inc	6,304	608
Exxon Mobil Corp	45,257	5,382
FLEX LNG	674	16
International Seaways Inc	2,151	71
Kinetik Holdings, Cl A	1,839	96
Scorpio Tankers Inc	736	28
Teekay Corp	23,217	153
Teekay Tankers Ltd, Cl A	4,313	165

		13,087
Financials — 12.2%
Aflac Inc	32,386	3,601
Allstate Corp/The	14,534	3,009
American Express Co	7,147	1,923
American Financial Group Inc/OH	4,650	611
Ameriprise Financial Inc	45	22
AMERISAFE Inc	1,417	74
Axis Capital Holdings Ltd	21,800	2,185
Banco Latinoamericano de Comercio Exterior SA, Cl E	1,905	70
Bank of New York Mellon Corp/The	97,377	8,167
Bank of NT Butterfield & Son Ltd/The	3,822	149
Bank7 Corp	199	8
Berkshire Hathaway Inc, Cl B *	3,278	1,746
California BanCorp *	2,580	37
Canadian Imperial Bank of Commerce	21,100	1,187
Capital One Financial Corp	192	34
Cboe Global Markets Inc	19,766	4,473
Chemung Financial Corp	1,535	73
Chicago Atlantic Real Estate Finance Inc ‡	17,110	251
Citigroup Inc	29,700	2,108
City Holding Co	633	74
CME Group Inc, Cl A	7,276	1,930
CNA Financial Corp	2,266	115
Commerce Bancshares Inc/MO	3,841	239
Corpay Inc *	3,985	1,390
Diamond Hill Investment Group Inc	549	78

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Donegal Group Inc, Cl A	751	$15
Employers Holdings Inc	2,747	139
Enact Holdings Inc	1,077	37
Esquire Financial Holdings Inc	769	58
Everest Group Ltd	5,600	2,035
Federated Hermes Inc, Cl B	39,100	1,594
First Financial Northwest Inc	6,490	147
FirstCash Holdings Inc	352	42
GCM Grosvenor Inc, Cl A	9,052	120
German American Bancorp Inc	290	11
Guaranty Bancshares Inc	348	14
Hamilton Insurance Group Ltd, Cl B *	5,487	114
Hanover Insurance Group Inc/The, Cl A	2,419	421
Hartford Financial Services Group Inc/The	50,460	6,243
Horace Mann Educators Corp, Cl A	299	13
Investar Holding Corp	890	16
Jack Henry & Associates Inc	4,803	877
Mastercard Inc, Cl A	4,780	2,620
MetLife Inc	11,900	955
MGIC Investment Corp	49,600	1,229
Morningstar Inc, Cl A	3,814	1,144
NI Holdings Inc *	634	9
Northeast Bank	170	16
Northeast Community Bancorp	8,041	188
Old Republic International Corp	79,579	3,121
Payoneer Global Inc *	6,275	46
Pioneer Bancorp *	4,098	48
Plumas Bancorp	693	30
Primerica Inc	752	214
Progressive Corp/The	9,849	2,787
Provident Bancorp Inc *	1,040	12
Red River Bancshares Inc	220	11
Reinsurance Group of America Inc, Cl A	3,472	684
Remitly Global Inc *	5,714	119
Resolute Holdings *	756	24
Safety Insurance Group Inc	2,482	196
Sixth Street Specialty Lending Inc	63,350	1,418
Skyward Specialty Insurance Group Inc *	4,075	216
Southern States Bancshares Inc	1,573	56
SouthState Corp	415	38
SWK Holdings *	495	9
Third Coast Bancshares Inc *	502	17
Tradeweb Markets Inc, Cl A	2,568	381
Travelers Cos Inc/The	1,520	402
UMB Financial Corp	261	26
Unum Group	9,091	740
Virginia National Bankshares	304	11
Virtu Financial Inc, Cl A	2,147	82
Visa Inc, Cl A	8,143	2,854
W R Berkley Corp	12,085	860
Westamerica BanCorp	1,579	80
Western Union Co/The	335,426	3,549

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Willis Towers Watson PLC	5,393	$1,823

		71,465
Health Care — 15.3%
Abbott Laboratories	12,713	1,686
AbbVie Inc	20,241	4,241
ACADIA Pharmaceuticals Inc *	2,055	34
Addus HomeCare Corp *	1,625	161
ADMA Biologics Inc *	2,483	49
Alkermes PLC *	6,855	226
Amphastar Pharmaceuticals Inc *	1,068	31
Anika Therapeutics Inc *	5,395	81
BioCryst Pharmaceuticals Inc *	1,772	13
Boston Scientific Corp *	24,610	2,483
Bristol-Myers Squibb Co	175,250	10,689
Cardinal Health Inc	56,791	7,824
Catalyst Pharmaceuticals Inc *	7,679	186
Cencora Inc, Cl A	16,551	4,603
Cigna Group/The	11,781	3,876
Corcept Therapeutics Inc *	857	98
CorVel Corp *	268	30
CVS Health Corp	67,200	4,553
Disc Medicine Inc, Cl A *	145	7
Ensign Group Inc/The	779	101
Exelixis Inc *	75,861	2,801
Gilead Sciences Inc	106,284	11,909
Halozyme Therapeutics Inc *	2,611	167
HealthStream Inc	8,240	265
Hologic Inc *	12,956	800
ICU Medical Inc *	77	11
Incyte Corp *	23,402	1,417
Innoviva Inc *	7,173	130
iRadimed Corp	3,211	169
Ironwood Pharmaceuticals Inc, Cl A *	5,721	8
Jazz Pharmaceuticals PLC *	28,989	3,599
Johnson & Johnson	30,753	5,100
Kiniksa Pharmaceuticals International Plc, Cl A *	4,012	89
Krystal Biotech Inc *	140	25
LeMaitre Vascular Inc	1,086	91
Ligand Pharmaceuticals Inc *	363	38
McKesson Corp	8,878	5,975
Medtronic PLC	22,977	2,065
Merck & Co Inc	63,084	5,662
Merit Medical Systems Inc *	1,663	176
Mesa Laboratories Inc	197	23
MiMedx Group Inc *	965	7
Mirum Pharmaceuticals Inc *	1,198	54
National HealthCare Corp	698	65
Neurocrine Biosciences Inc *	5,718	632
Organon & Co	17,388	259
Pfizer Inc	40,110	1,016
Prestige Consumer Healthcare Inc, Cl A *	3,415	294
Protagonist Therapeutics Inc *	408	20

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PTC Therapeutics Inc *	1,564	$80
Rhythm Pharmaceuticals Inc *	157	8
Royalty Pharma PLC, Cl A	85,975	2,676
Stryker Corp	5,227	1,946
Supernus Pharmaceuticals Inc *	2,743	90
United Therapeutics Corp *	3,002	925
Utah Medical Products Inc	1,866	105
Vanda Pharmaceuticals Inc *	8,373	39

		89,708
Industrials — 11.9%
3M Co	6,667	979
A O Smith Corp	5,713	373
ABM Industries Inc	19,850	940
AeroVironment Inc *	74	9
Alamo Group Inc	64	11
Allison Transmission Holdings Inc	34,656	3,316
Argan Inc	916	120
Armstrong World Industries Inc	1,437	202
Atmus Filtration Technologies Inc	4,813	177
Byrna Technologies Inc *	978	17
CACI International Inc, Cl A *	1,433	526
Carlisle Cos Inc	2,723	927
Casella Waste Systems Inc, Cl A *	283	32
CBIZ Inc *	372	28
Cintas Corp	10,278	2,112
CSG Systems International Inc	41,466	2,507
Cummins Inc	12,948	4,058
Curtiss-Wright Corp	2,478	786
Donaldson Co Inc, Cl A	5,499	369
Dover Corp	8,993	1,580
Eaton Corp PLC	5,177	1,407
EMCOR Group Inc	2,782	1,028
Emerson Electric Co	15,156	1,662
EnerSys	421	39
Ennis Inc	5,270	106
ExlService Holdings Inc *	1,318	62
Expeditors International of Washington Inc	11,605	1,396
Exponent Inc	790	64
Fastenal Co, Cl A	27,592	2,140
Ferguson Enterprises Inc	9,226	1,478
Franklin Electric Co Inc	1,250	117
FTI Consulting Inc *	5,206	854
Gencor Industries *	643	8
General Dynamics Corp	8,178	2,229
Genpact Ltd	11,381	573
Golden Ocean Group Ltd	6,873	55
Heartland Express Inc	7,392	68
Heidrick & Struggles International Inc	1,066	46
Hub Group Inc, Cl A	761	28
Huron Consulting Group Inc *	2,066	296
IBEX Holdings Ltd *	2,490	61
ICF International Inc, Cl A	977	83
Illinois Tool Works Inc	7,610	1,887

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
John Bean Technologies Corp, Cl A	160	$20
Karat Packaging Inc	957	25
Landstar System Inc	1,121	168
Leidos Holdings Inc	7,726	1,043
Lennox International Inc	2,077	1,165
Lindsay Corp	97	12
Liquidity Services Inc *	2,028	63
Lockheed Martin Corp	16,415	7,333
LSI Industries Inc	6,252	106
ManpowerGroup Inc	2,868	166
Matson Inc	188	24
Maximus Inc	2,883	197
McGrath RentCorp	304	34
Miller Industries Inc/TN	760	32
MSC Industrial Direct Co Inc, Cl A	3,009	234
Mueller Industries Inc	136	10
Mueller Water Products Inc, Cl A	10,088	256
National Presto Industries Inc	2,023	178
Northrop Grumman Corp	4,860	2,488
Northwest Pipe Co *	296	12
Otis Worldwide Corp	20,450	2,110
PACCAR Inc	17,683	1,722
Paychex Inc	13,822	2,133
Preformed Line Products Co	969	136
Republic Services Inc	3,266	791
Robert Half Inc	3,953	216
Rollins Inc	18,760	1,014
Science Applications International Corp	2,577	289
Snap-on Inc	9,224	3,109
SS&C Technologies Holdings Inc	14,093	1,177
Tennant Co	43	3
Textron Inc	24,710	1,785
Trane Technologies PLC	3,822	1,288
Valmont Industries Inc	4,389	1,253
Verisk Analytics Inc, Cl A	1,810	539
Waste Management Inc	3,343	774
Watts Water Technologies Inc, Cl A	1,763	360
WW Grainger Inc	2,474	2,444

		69,465
Information Technology — 19.4%
A10 Networks Inc	7,358	120
Accenture PLC, Cl A	1,440	449
Advanced Micro Devices Inc *	907	93
Akamai Technologies Inc *	17,369	1,398
Amdocs Ltd	93,935	8,595
Amphenol Corp, Cl A	31,224	2,048
Analog Devices Inc	3,954	797
Appfolio Inc, Cl A *	712	157
Apple Inc	15,995	3,553
Arrow Electronics Inc, Cl A *	28,417	2,951
Avnet Inc	54,781	2,634
Badger Meter Inc	2,923	556
Box Inc, Cl A *	5,810	179

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Canon Inc ADR	83,200	$2,594
Cirrus Logic Inc *	14,357	1,431
Cisco Systems Inc	187,401	11,565
Clearwater Analytics Holdings Inc, Cl A *	4,742	127
Climb Global Solutions	1,252	139
Cognizant Technology Solutions Corp, Cl A	72,495	5,546
CommVault Systems Inc *	2,043	322
CompoSecure, Cl A	9,067	99
Daktronics Inc *	1,962	24
Diebold Nixdorf Inc *	1,331	58
Dolby Laboratories Inc, Cl A	16,240	1,304
Dropbox Inc, Cl A *	137,254	3,666
EPAM Systems Inc *	1,232	208
F5 Inc, Cl A *	11,785	3,138
Fair Isaac Corp *	148	273
First Solar Inc *	5,924	749
Fortinet Inc *	9,905	953
Gartner Inc *	8,854	3,716
Gen Digital Inc	117,794	3,126
GoDaddy Inc, Cl A *	20,351	3,666
Grid Dynamics Holdings Inc *	453	7
Guidewire Software Inc, Cl Z *	2,499	468
Hackett Group Inc/The	6,013	176
Hewlett Packard Enterprise Co	247,700	3,822
HP Inc	169,218	4,686
InterDigital Inc	1,238	256
International Business Machines Corp	34,362	8,544
Juniper Networks Inc	32,600	1,180
Kyndryl Holdings Inc *	14,222	447
Micron Technology Inc	659	57
Microsoft Corp	1,810	680
Motorola Solutions Inc	11,098	4,859
NetApp Inc	19,448	1,708
NETGEAR Inc *	4,930	121
NVE Corp	2,443	156
Open Text Corp	63,100	1,592
Oracle Corp, Cl B	2,133	298
OSI Systems Inc *	76	15
PC Connection Inc	3,369	210
Pegasystems Inc	6,373	443
Plexus Corp *	671	86
Power Integrations Inc	606	31
Progress Software Corp	313	16
Qorvo Inc *	2,837	205
QUALCOMM Inc	4,719	725
Qualys Inc *	432	54
Roper Technologies Inc	2,265	1,335
ServiceNow Inc *	769	612
Skyworks Solutions Inc	11,998	775
Synopsys Inc *	105	45
TD SYNNEX Corp	28,056	2,917
Teledyne Technologies Inc *	4,809	2,394
Teradata Corp *	12,914	290

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Texas Instruments Inc	13,198	$2,372
TTM Technologies Inc *	1,356	28
Tyler Technologies Inc *	3,056	1,777
Universal Display Corp	219	31
VeriSign Inc *	10,898	2,767
Vontier Corp	33,274	1,093
Zebra Technologies Corp, Cl A *	335	95
Zoom Video Communications Inc, Cl A *	965	71

		113,678
Materials — 2.0%
Amcor PLC	93,835	910
AptarGroup Inc	4,251	631
Ardagh Metal Packaging SA	18,853	57
Avery Dennison Corp	4,439	790
Balchem Corp	497	83
Berry Global Group Inc	15,300	1,068
CF Industries Holdings Inc	17,990	1,406
Core Molding Technologies Inc *	1,604	24
Glatfelter Corp *	4,227	77
Graphic Packaging Holding Co	44,500	1,155
Hawkins Inc	98	10
Innospec Inc	238	23
NewMarket Corp	4,305	2,439
Novagold Resources Inc *	2,393	7
Packaging Corp of America	3,243	642
Reliance Inc	2,531	731
Royal Gold Inc, Cl A	437	71
Sensient Technologies Corp	177	13
Sonoco Products Co	27,831	1,315
Sylvamo Corp	1,351	91
United States Lime & Minerals	672	59

		11,602
Real Estate — 0.5%
American Healthcare REIT Inc ‡	7,129	216
American Tower Corp, Cl A ‡	9,583	2,085
Broadstone Net Lease Inc, Cl A ‡	2,604	44
CareTrust REIT Inc ‡	4,639	133
Centerspace ‡	802	52
Farmland Partners Inc ‡	6,211	69
LTC Properties Inc ‡	2,851	101
National Health Investors Inc ‡	170	13
Phillips Edison & Co Inc ‡	1,694	62
Postal Realty Trust Inc, Cl A ‡	617	9
Terreno Realty Corp ‡	508	32

		2,816
Utilities — 3.8%
American Electric Power Co Inc	31,879	3,484
American States Water Co	1,918	151
California Water Service Group, Cl A	603	29
CMS Energy Corp	8,314	625
Consolidated Water Co Ltd	6,099	149

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Constellation Energy Corp	288	$58
Dominion Energy Inc	7,287	409
Duke Energy Corp	12,293	1,499
Entergy Corp	7,584	648
Evergy Inc	37,900	2,613
Eversource Energy	28,300	1,758
Exelon Corp	15,561	717
Genie Energy Ltd, Cl B	8,072	122
MGE Energy Inc	1,236	115
National Fuel Gas Co	68,080	5,391
NRG Energy Inc	11,500	1,098
Pinnacle West Capital Corp	15,300	1,457
Portland General Electric Co	3,255	145
PPL Corp	26,900	971
Southern Co/The	9,305	856
TXNM Energy	1,944	104
Unitil Corp	175	10

		22,409
Total Common Stock
(Cost $470,280) ($ Thousands)		573,110

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	10,348,645	10,349
Total Cash Equivalent
(Cost $10,349) ($ Thousands)		10,349
Total Investments in Securities — 99.8%
(Cost $480,629) ($ Thousands)		$583,459

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

U.S. Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	14	Jun-2025	$4,060	$3,957	$(103)

Percentages are based on a Net Assets of $584,342 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	573,110	–	–	573,110
Cash Equivalent	10,349	–	–	10,349
Total Investments in Securities	583,459	–	–	583,459

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(103)	–	–	(103)
Total Other Financial Instruments	(103)	–	–	(103)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$8,433	$88,902	$(86,986)	$—	$—	$10,349	$204	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.0%
Australia — 0.2%
Computershare Ltd	7,868	$193
Rio Tinto Ltd	7,768	562
Xero Ltd *	5,200	507
		1,262

Austria — 0.1%
Oberbank AG	162	12
Telekom Austria AG, Cl A	44,848	419
UNIQA Insurance Group AG	30,730	326
		757

Belgium — 0.1%
Ageas SA/NV	4,495	269
Groupe Bruxelles Lambert SA	785	59
UCB SA, Cl A	894	157
		485

Canada — 2.8%
Canadian Imperial Bank of Commerce	29,021	1,632
Canadian Tire Corp Ltd, Cl A	18,200	1,890
Canadian Utilities Ltd, Cl A	29,077	748
CCL Industries Inc, Cl B	8,834	431
CGI Inc, Cl A	16,453	1,642
Descartes Systems Group *	8,795	885
Dollarama Inc	18,573	1,986
Empire Co Ltd, Cl A	32,847	1,101
Fairfax Financial Holdings Ltd	1,144	1,653
George Weston Ltd	7,432	1,267
Gildan Activewear Inc	10,956	484
iA Financial Corp Inc	13,615	1,293
IGM Financial Inc	4,607	142
Loblaw Cos Ltd	9,499	1,331
Metro Inc/CN, Cl A	27,300	1,898
Open Text Corp	21,803	550
Royal Bank of Canada	24,200	2,726
TMX Group Ltd	20,184	737
		22,396

China — 0.8%
APT Satellite Holdings Ltd	202,000	47
BOC Hong Kong Holdings Ltd	751,403	3,043
TE Connectivity PLC	20,648	2,918
		6,008

Denmark — 0.8%
AP Moller - Maersk A/S, Cl A	601	1,028
AP Moller - Maersk A/S, Cl B	502	873
Danske Bank A/S	101,680	3,325
Pandora A/S	4,488	687
Schouw & Co A/S	1,793	160
Tryg A/S	23,911	568
		6,641

Finland — 0.8%
Elisa Oyj	50,496	2,460

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nokia Oyj	673,171	$3,542
Orion Oyj, Cl A	259	15
Orion Oyj, Cl B	10,747	638
		6,655

France — 2.2%
Bouygues SA	732	29
Bureau Veritas SA	5,122	155
Capgemini SE	3,511	527
Cie Generale des Etablissements Michelin SCA	1,740	61
Danone SA	18,096	1,383
Eiffage SA	1,151	134
Engie SA	82,887	1,614
Klepierre SA ‡	20,731	693
La Francaise des Jeux SAEM	20,451	643
Legrand SA	498	53
Orange SA	375,564	4,860
Sanofi SA	3,574	395
Sodexo SA	10,480	672
TotalEnergies SE	92,299	5,941
		17,160

Germany — 0.9%
Deutsche Bank AG	4,326	103
Deutsche Telekom AG	102,706	3,788
Heidelberg Materials AG	800	138
Mercedes-Benz Group AG	8,147	481
SAP SE	8,731	2,337
		6,847

Hong Kong — 2.2%
CK Hutchison Holdings Ltd	741,864	4,182
CK Infrastructure Holdings Ltd	6,500	39
CLP Holdings Ltd, Cl B	93,616	762
Dah Sing Banking Group Ltd	109,743	121
Ferretti	16,900	46
HK Electric Investments & HK Electric Investments Ltd	199,500	138
HKT Trust & HKT Ltd	3,225,689	4,310
Miramar Hotel & Investment	49,000	56
PCCW Ltd	4,056,000	2,523
Power Assets Holdings Ltd	416,716	2,496
Regal Hotels International Holdings Ltd *	77,509	17
Swire Pacific Ltd, Cl A	98,948	873
VTech Holdings Ltd	42,069	309
WH Group Ltd	1,298,820	1,193
		17,065

Ireland — 0.2%
Accenture PLC, Cl A	5,048	1,575

Israel — 1.4%
Bank Hapoalim BM	13,755	186
Check Point Software Technologies Ltd *	38,903	8,867
Isracard Ltd	5	–

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nice Ltd *	5,365	$826
Nova Ltd *	2,200	406
Radware Ltd *	24,814	537
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	2,532	181
Sapiens International Corp NV	7,575	205
Shufersal Ltd	30,940	292
		11,500

Italy — 0.7%
A2A SpA	320,953	773
Eni SpA	114,165	1,764
Recordati Industria Chimica e Farmaceutica SpA	20,671	1,170
Tenaris	77,701	1,519
		5,226

Japan — 9.5%
Achilles Corp	2,500	24
Aisin Corp	85,000	931
Albis Co Ltd	1,600	30
Amano Corp	11,300	303
Anritsu Corp	149,000	1,351
Arcs Co Ltd	53,500	1,041
Asahi Co Ltd	44,600	439
Asante Inc	10,700	116
Autobacs Seven Co Ltd	8,900	90
Belc Co Ltd	2,200	100
Belluna	8,600	55
Bridgestone Corp	36,742	1,480
Brother Industries Ltd	43,029	781
Canon Inc	184,298	5,764
Canon Marketing Japan Inc	3,200	109
Cawachi Ltd	23,500	444
Central Japan Railway Co	25,214	482
Chubu Electric Power Co Inc	37,332	406
Create Medic Co Ltd	5,677	35
Daiken Medical	6,500	21
Daito Trust Construction Co Ltd	30,200	3,100
Earth Corp	13,200	458
Eco's	1,800	26
Eizo Corp	11,200	156
Ezaki Glico Co Ltd	23,600	729
FTGroup Co Ltd	6,500	49
Fujicco Co Ltd	18,100	194
Gakken Holdings Co Ltd	9,200	61
Gakkyusha Co Ltd	3,600	52
Heiwado Co Ltd	64,400	1,096
Hokuto Corp	49,800	623
House Foods Group Inc	48,300	880
I K K Holdings	6,600	37
Idemitsu Kosan Co Ltd	23,200	165
Japan Lifeline	8,200	84
Japan Oil Transportation Co Ltd	2,100	43

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Japan Post Bank Co Ltd	101,056	$1,029
Japan Post Holdings Co Ltd	88,824	893
Japan Tobacco Inc	149,023	4,108
J-Oil Mills	11,100	151
JSP Corp	21,600	298
Kaken Pharmaceutical Co Ltd	15,200	457
Kato Sangyo Co Ltd	22,100	731
KDDI Corp	35,480	562
Kewpie Corp	29,600	579
Key Coffee Inc	4,000	55
Konami Group Corp	18,096	2,143
Kuriyama Holdings	4,200	37
Kyorin Pharmaceutical	97,500	984
Kyowa Kirin Co Ltd	16,300	239
Lion Corp	69,600	825
LY Corp	177,900	604
McDonald's Holdings Co Japan Ltd	65,580	2,510
Megmilk Snow Brand Co Ltd	21,600	371
MEIJI Holdings Co Ltd	105,677	2,297
Miroku Jyoho Service Co Ltd	2,100	26
Mitsubishi Chemical Group Corp, Cl B	354,787	1,758
Mitsubishi Shokuhin Co Ltd	12,600	415
Mitsui Chemicals Inc	14,900	336
Miyoshi Oil & Fat Co Ltd	15,100	171
MrMax Holdings Ltd	8,400	37
Musashi Co Ltd	2,400	27
Nagase Brothers	8,200	100
Nakamoto Packs	2,200	25
Nihon Chouzai Co Ltd	18,800	188
Nihon Denkei Co Ltd	2,000	25
Nikko Co Ltd/Hyogo	12,400	57
Nippn Corp	86,834	1,262
Nippon Steel Corp	4,500	97
Nippon Telegraph & Telephone Corp	2,909,550	2,820
Nisshin Oillio Group Ltd/The	8,652	280
Nittoc Construction Co Ltd	7,000	48
Noevir Holdings	2,600	75
Oiles Corp	25,300	384
Okinawa Cellular Telephone Co	7,900	226
Okuwa Co Ltd	28,300	164
Oracle Corp Japan	12,731	1,344
Osaka Gas Co Ltd	3,328	76
Otsuka Corp	54,400	1,181
Otsuka Holdings Co Ltd	1,761	92
OUG Holdings Inc	2,236	48
Paramount Bed Holdings Co Ltd	2,300	38
Prima Meat Packers	5,900	88
Pro-Ship	1,000	12
Sakata Seed Corp	1,900	43
San-A Co Ltd, Cl A	60,900	1,284
Sanki Engineering Co Ltd	7,200	164
Sanyo Chemical Industries	9,800	256
SCSK Corp	27,617	685

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Secom Co Ltd	22,782	$778
Seiko Epson Corp	58,461	939
Shionogi & Co Ltd	41,900	634
Showa Sangyo Co Ltd	18,900	359
SoftBank Corp	3,757,070	5,257
Software Service	600	47
SRA Holdings	5,000	146
ST Corp	5,400	53
Step Co Ltd	9,200	142
Studio Alice Co Ltd	3,500	48
Sumitomo Electric Industries	93,400	1,564
Sundrug Co Ltd	28,300	796
Takamatsu Construction Group Co Ltd	4,900	91
Takeda Pharmaceutical Co Ltd	24,900	740
TIS Inc	19,000	527
TOKAI Holdings Corp	128,000	843
Tokio Marine Holdings Inc	71,110	2,775
Tokyo Individualized Educational Institute Inc	8,500	20
Trend Micro Inc/Japan	49,351	3,342
Unicafe Inc	6,400	39
Uoriki Co Ltd	5,800	93
Valor Holdings Co Ltd	14,200	227
Vital KSK Holdings Inc	5,800	49
Wowow Inc	19,124	128
Yamaya Corp	1,300	25
Yaoko Co Ltd	10,000	616
Zenrin Co Ltd	17,500	125
ZERIA Pharmaceutical	2,500	38
		74,901

Netherlands — 2.6%
ING Groep NV	3,143	62
Koninklijke Ahold Delhaize NV	277,914	10,371
Koninklijke KPN NV	792,445	3,353
Wolters Kluwer NV	44,415	6,908
		20,694

Norway — 1.6%
AMSC ASA	17,244	45
DNB Bank ASA	4,405	116
Equinor ASA	91,399	2,410
Orkla ASA	248,606	2,723
Sparebank 1 Oestlandet	3,854	60
SpareBank 1 SMN	13,153	229
Sparebanken Vest	16,221	212
Telenor ASA	460,773	6,575
Veidekke ASA	19,659	274
		12,644

Portugal — 0.0%
Galp Energia SGPS SA	15,542	272

Singapore — 0.9%
Jardine Matheson Holdings Ltd	33,799	1,427

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kimly Ltd	85,900	$20
Oversea-Chinese Banking Corp Ltd	73,659	944
Sembcorp Industries Ltd	33,893	159
Sheng Siong Group Ltd	1,367,374	1,665
Singapore Airlines Ltd	258,236	1,300
Singapore Exchange Ltd	114,416	1,132
Yangzijiang Shipbuilding Holdings Ltd	106,900	188
		6,835

Spain — 1.4%
ACS Actividades de Construccion y Servicios SA	40,395	2,310
Aena SME SA	2,949	691
CaixaBank SA	69,421	540
Ebro Foods SA	9,388	170
Endesa SA	54,292	1,438
Faes Farma SA	12,596	54
Iberdrola SA	53,515	863
Logista Integral SA	56,197	1,784
Redeia Corp SA	84,698	1,698
Repsol SA, Cl A	115,912	1,537
		11,085

Sweden — 1.5%
Essity AB, Cl B	62,085	1,765
Telefonaktiebolaget LM Ericsson, Cl B	726,452	5,656
Telia Co AB	1,003,534	3,621
Volvo AB, Cl A	20,546	602
		11,644

Switzerland — 4.4%
ABB Ltd	23,666	1,221
Ascom Holding	11,867	46
Galderma Group *	32,542	3,442
Givaudan SA	246	1,058
Holcim AG	2,812	303
Novartis AG	74,957	8,325
Plazza AG	133	55
Roche Holding AG	24,910	8,251
Schindler Holding AG	14,150	4,342
SGS SA	8,974	894
Swiss Prime Site AG	21,061	2,584
Swisscom AG	7,636	4,400
		34,921

United Kingdom — 4.5%
Auto Trader Group PLC	163,357	1,578
Bunzl PLC	8,991	346
Centrica PLC	542,879	1,050
Coca-Cola HBC AG	5,037	228
GSK PLC	409,214	7,814
Haleon PLC	135,497	684
Pearson PLC	124,019	1,960
RELX PLC	33,012	1,657
Sage Group PLC/The	315,161	4,944

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shell PLC	205,113	$7,461
Spirent Communications PLC *	148,008	360
Standard Chartered PLC	4,931	73
Tesco PLC	541,936	2,330
Unilever PLC	51,129	3,048
Vodafone Group PLC	1,906,110	1,790
		35,323

United States — 57.4%
Abbott Laboratories	41,640	5,524
AbbVie Inc	18,244	3,822
Advanced Micro Devices Inc *	17,956	1,845
Albertsons Cos Inc, Cl A	12,104	266
Allstate Corp/The	13,505	2,796
Alphabet Inc, Cl A	34,205	5,289
Alphabet Inc, Cl C	17,294	2,702
Altria Group Inc	103,602	6,218
Amazon.com Inc, Cl A *	7,732	1,471
Amcor PLC	3,831	37
Amdocs Ltd	6,092	557
American Electric Power Co Inc	4,788	523
Amphenol Corp, Cl A	83,969	5,508
Apple Inc	31,441	6,984
AptarGroup Inc	21,359	3,169
AT&T Inc	554,272	15,675
Automatic Data Processing Inc	9,692	2,961
Bank of New York Mellon Corp/The	58,729	4,926
Becton Dickinson & Co	6,356	1,456
Berkshire Hathaway Inc, Cl B *	11,714	6,239
Booking Holdings Inc	1,322	6,090
Boston Scientific Corp *	106,054	10,699
Box Inc, Cl A *	32,436	1,001
CACI International Inc, Cl A *	4,502	1,652
Campbell Soup Co	20,353	813
Cardinal Health Inc	11,411	1,572
Carlisle Cos Inc	8,091	2,755
Cboe Global Markets Inc	28,223	6,387
Cellebrite DI *	3,422	67
Cencora Inc, Cl A	11,246	3,127
Centene Corp *	1,728	105
CH Robinson Worldwide Inc	7,724	791
Chemed Corp	7,226	4,446
Chevron Corp	41	7
Chubb Ltd	7,950	2,401
Church & Dwight Co Inc	6,441	709
Cigna Group/The	3,353	1,103
Cintas Corp	29,362	6,035
Cisco Systems Inc	219,434	13,541
Clorox Co/The	17,717	2,609
CME Group Inc, Cl A	9,325	2,474
Cognizant Technology Solutions Corp, Cl A	5,158	395
Colgate-Palmolive Co	94,540	8,858
Comcast Corp, Cl A	66,932	2,470
CommVault Systems Inc *	16,143	2,547

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Conagra Brands Inc	38,203	$1,019
Consolidated Edison Inc	50,205	5,552
Costco Wholesale Corp	4,800	4,540
CyberArk Software Ltd *	2,284	772
Dolby Laboratories Inc, Cl A	44,397	3,566
Dominion Energy Inc	17,680	991
Dropbox Inc, Cl A *	49,128	1,312
DTE Energy Co	2,303	318
Duke Energy Corp	12,244	1,493
Dynatrace Inc *	12,087	570
eBay Inc	42,620	2,887
Ecolab Inc	9,462	2,399
Electronic Arts Inc	69,131	9,991
Elevance Health Inc	1,577	686
Entergy Corp	600	51
Evergy Inc	9,794	675
Exelixis Inc *	13,704	506
Expeditors International of Washington Inc	12,543	1,508
Exxon Mobil Corp	84	10
F5 Inc, Cl A *	24,656	6,565
Fair Isaac Corp *	276	509
FirstEnergy Corp	25,009	1,011
Fortinet Inc *	28,068	2,702
Fox Corp, Cl A	71,728	4,060
Fox Corp, Cl B	55,387	2,919
Gartner Inc *	609	256
Gen Digital Inc	61,915	1,643
General Dynamics Corp	6,304	1,718
General Mills Inc	47,311	2,829
Gilead Sciences Inc	74,520	8,350
GoDaddy Inc, Cl A *	15,484	2,789
Grand Canyon Education Inc *	2,882	499
Guidewire Software Inc, Cl Z *	1,800	337
Hologic Inc *	35,049	2,165
Hormel Foods Corp	8,060	249
Incyte Corp *	26,162	1,584
Ingredion Inc	15,786	2,134
Intercontinental Exchange Inc	18,300	3,157
International Business Machines Corp	18,290	4,548
Intuit Inc	4,066	2,496
Ituran Location and Control	654	24
Johnson & Johnson	59,870	9,929
Kimberly-Clark Corp	78,333	11,141
Kraft Heinz Co/The	5,194	158
Kroger Co/The	28,143	1,905
Leidos Holdings Inc	4,313	582
Lockheed Martin Corp	14,881	6,648
Marsh & McLennan Cos Inc	30,751	7,504
Mastercard Inc, Cl A	6,514	3,570
McDonald's Corp	3,591	1,122
McKesson Corp	14,670	9,873
Medtronic PLC	31,457	2,827
Merck & Co Inc	50,907	4,569

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Meta Platforms Inc, Cl A	1,882	$1,085
Micron Technology Inc	8,464	735
Microsoft Corp	28,395	10,659
Monolithic Power Systems Inc	2,279	1,322
Moody's Corp	6,286	2,927
Motorola Solutions Inc	26,246	11,491
NetApp Inc	34,711	3,049
New York Times Co/The, Cl A	48,925	2,427
Northrop Grumman Corp	5,075	2,598
NVIDIA Corp	26,885	2,914
Omnicom Group Inc	878	73
O'Reilly Automotive Inc *	124	178
Pfizer Inc	75,719	1,919
Philip Morris International Inc	4,425	702
PPL Corp	1,950	70
Procter & Gamble Co/The	29,391	5,009
Progressive Corp/The	9,952	2,817
Quest Diagnostics Inc	2,307	390
Regeneron Pharmaceuticals Inc	2,289	1,452
Republic Services Inc	30,283	7,333
Rollins Inc	1,927	104
Roper Technologies Inc	5,893	3,474
Royal Gold Inc, Cl A	6,836	1,118
Royalty Pharma PLC, Cl A	15,773	491
RPM International Inc	6,179	715
RTX Corp	9,145	1,211
ServiceNow Inc *	1,238	986
Southern Co/The	14,234	1,309
Spotify Technology SA *	5,353	2,944
State Street Corp	2,678	240
Stryker Corp	3,713	1,382
TJX Cos Inc/The	19,391	2,362
T-Mobile US Inc	14,146	3,773
Tyler Technologies Inc *	7,566	4,399
Tyson Foods Inc, Cl A	20,502	1,308
UL Solutions Inc, Cl A	59,438	3,352
United Therapeutics Corp *	8,418	2,595
Veeva Systems Inc, Cl A *	2,886	668
Veralto Corp	28,926	2,819
VeriSign Inc *	33,364	8,470
Verisk Analytics Inc, Cl A	4,250	1,265
Verizon Communications Inc	198,241	8,992
Visa Inc, Cl A	23,823	8,349
W R Berkley Corp	4,431	315
Walmart Inc	103,825	9,115
Waste Connections Inc	8,111	1,583
Waste Management Inc	20,693	4,791
Yum! Brands Inc	9,152	1,440
Zoom Video Communications Inc, Cl A *	21,713	1,602
		452,162

Total Common Stock
(Cost $654,244) ($ Thousands)		764,058

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG, 7.000%	1,407	$106
Henkel AG & Co KGaA (A)	28,462	2,262
Volkswagen AG (A)	11,537	1,176

Total Preferred Stock
(Cost $3,376) ($ Thousands)		3,544

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	11,415,531	11,416
Total Cash Equivalent
(Cost $11,416) ($ Thousands)		11,416
Total Investments in Securities — 98.9%
(Cost $669,036) ($ Thousands)		$779,018

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Euro STOXX 50	10	Jun-2025	$586	$561	$(25)
FTSE 100 Index	2	Jun-2025	224	221	(2)
Hang Seng Index	2	Apr-2025	300	297	(3)
S&P 500 Index E-MINI	12	Jun-2025	3,496	3,392	(104)
SPI 200 Index	4	Jun-2025	504	491	(7)
TOPIX Index	2	Jun-2025	371	356	(18)
			$5,481	$5,318	$(159)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/07/25	NOK	52,601	USD	4,762	$(231)
BNP Paribas	04/07/25	SGD	2,747	USD	2,058	14
BNP Paribas	04/07/25	GBP	14,129	USD	18,141	(95)
BNP Paribas	04/07/25	CHF	17,057	USD	19,262	(29)
BNP Paribas	04/07/25	CAD	18,460	USD	12,853	23
Brown Brothers Harriman	04/07/25	USD	44	AUD	70	—
Brown Brothers Harriman	04/07/25	USD	117	SGD	156	(1)
Brown Brothers Harriman	04/07/25	AUD	408	USD	257	3
Brown Brothers Harriman	04/07/25	USD	392	NOK	4,187	5
Brown Brothers Harriman	04/07/25	USD	70	NOK	740	—
Brown Brothers Harriman	04/07/25	USD	505	HKD	3,919	(1)
Brown Brothers Harriman	04/07/25	USD	333	DKK	2,303	—
Brown Brothers Harriman	04/07/25	USD	186	DKK	1,267	(2)
Brown Brothers Harriman	04/07/25	GBP	292	USD	379	2
Brown Brothers Harriman	04/07/25	GBP	249	USD	322	—
Brown Brothers Harriman	04/07/25	CHF	564	USD	641	3
Brown Brothers Harriman	04/07/25	CAD	468	USD	327	2
Brown Brothers Harriman	04/07/25	CAD	254	USD	176	—
Brown Brothers Harriman	04/07/25	USD	464	SEK	4,728	7
Brown Brothers Harriman	04/07/25	USD	279	SEK	2,799	—
Brown Brothers Harriman	04/07/25	DKK	886	USD	129	1
Brown Brothers Harriman	04/07/25	DKK	72	USD	10	—
Brown Brothers Harriman	04/07/25	USD	71	CAD	102	—
Brown Brothers Harriman	04/07/25	USD	900	CAD	1,292	(2)
Brown Brothers Harriman	04/07/25	SGD	1,064	USD	800	8
Brown Brothers Harriman	04/07/25	USD	143	GBP	111	—
Brown Brothers Harriman	04/07/25	USD	957	GBP	739	(3)
Brown Brothers Harriman	04/07/25	EUR	1,208	USD	1,314	10
Brown Brothers Harriman	04/07/25	EUR	37	USD	40	—
Brown Brothers Harriman	04/07/25	USD	1,080	CHF	955	—
Brown Brothers Harriman	04/07/25	USD	876	CHF	770	(5)
Brown Brothers Harriman	04/07/25	SEK	490	USD	49	—
Brown Brothers Harriman	04/07/25	SEK	1,848	USD	182	(2)
Brown Brothers Harriman	04/07/25	HKD	3,488	USD	449	1

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/07/25	USD	1,838	EUR	1,703	$2
Brown Brothers Harriman	04/07/25	USD	1,812	EUR	1,660	(18)
Brown Brothers Harriman	04/07/25	USD	245	JPY	36,745	—
Brown Brothers Harriman	04/07/25	USD	3,902	JPY	576,861	(43)
Brown Brothers Harriman	04/07/25	NOK	256	USD	24	—
Brown Brothers Harriman	04/07/25	NOK	12,768	USD	1,167	(45)
Brown Brothers Harriman	04/07/25	JPY	199,968	USD	1,348	10
Brown Brothers Harriman	04/07/25	JPY	91,268	USD	606	(4)
Standard Chartered	04/07/25	AUD	1,292	USD	812	7
Standard Chartered	04/07/25	HKD	79,149	USD	10,191	16
Standard Chartered	04/07/25	JPY	6,025,727	USD	40,477	159
Westpac Banking	04/07/25	DKK	28,729	USD	4,123	(38)
Westpac Banking	04/07/25	EUR	35,882	USD	38,432	(338)
Westpac Banking	04/07/25	SEK	58,419	USD	5,675	(143)
						$(727)

Percentages are based on Net Assets of $787,723 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	No interest rate available.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	764,058	–	–	764,058
Preferred Stock	3,544	–	–	3,544
Cash Equivalent	11,416	–	–	11,416
Total Investments in Securities	779,018	–	–	779,018

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(159)	–	–	(159)
Forward Contracts*
Unrealized Appreciation	–	273	–	273
Unrealized Depreciation	–	(1,000)	–	(1,000)
Total Other Financial Instruments	(159)	(727)	–	(886)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$23,798	$80,454	$(92,836)	$—	$—	$11,416	$202	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.0%

Communication Services — 8.1%
Alphabet Inc, Cl C	5,000	$781
AT&T Inc	477,204	13,495
Comcast Corp, Cl A	61,610	2,273
Fox Corp, Cl A	136,664	7,735
Fox Corp, Cl B	92,964	4,900
Madison Square Garden Sports Corp *	10,649	2,073
New York Times Co/The, Cl A	90,194	4,474
SK Telecom Co Ltd ADR	113,106	2,405
Spotify Technology SA *	3,461	1,904
T-Mobile US Inc	25,491	6,799
Verizon Communications Inc	277,085	12,569

		59,408
Consumer Discretionary — 7.8%
AutoZone Inc *	3,961	15,102
Booking Holdings Inc	175	806
BorgWarner Inc	61,681	1,767
Columbia Sportswear Co	9,048	685
Coupang Inc, Cl A *	1,850	41
Darden Restaurants Inc	25,847	5,370
eBay Inc	34,245	2,319
Garmin Ltd	456	99
Gentex Corp	87,177	2,031
Grand Canyon Education Inc *	7,620	1,318
H&R Block Inc	49,232	2,703
Honda Motor Co Ltd ADR	138,639	3,761
Mattel Inc *	88,861	1,727
McDonald's Corp	24,019	7,503
Murphy USA Inc	6,300	2,960
Texas Roadhouse Inc, Cl A	37,143	6,189
TJX Cos Inc/The	5,761	702
Toyota Motor Corp ADR	13,700	2,419

		57,502
Consumer Staples — 17.5%
Altria Group Inc	116,189	6,974
Archer-Daniels-Midland Co	29,950	1,438
Bunge Global SA	7,589	580
Campbell Soup Co	76,667	3,061
Casey's General Stores Inc	2,654	1,152
Church & Dwight Co Inc	67,498	7,431
Clorox Co/The	41,752	6,148
Coca-Cola Co/The	58,844	4,214
Coca-Cola Europacific Partners PLC	49,400	4,299
Colgate-Palmolive Co	33,005	3,093
Conagra Brands Inc	129,094	3,443
Costco Wholesale Corp	9,748	9,219
General Mills Inc	47,051	2,813
Hershey Co/The	32,131	5,495
Hormel Foods Corp	50,691	1,568
Ingredion Inc	28,345	3,833
Kellanova	71,953	5,935

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kimberly-Clark Corp	29,339	$4,173
Kraft Heinz Co/The	15,883	483
Kroger Co/The	129,500	8,766
Lamb Weston Holdings Inc	28,333	1,510
McCormick & Co Inc/MD	71,893	5,918
Metro Inc/CN, Cl A	36,800	2,559
Molson Coors Beverage Co, Cl B	123,499	7,517
PepsiCo Inc	54,885	8,229
Philip Morris International Inc	5,000	794
Pilgrim's Pride Corp *	41,955	2,287
Procter & Gamble Co/The	7,037	1,199
Tyson Foods Inc, Cl A	21,054	1,343
Walmart Inc	136,072	11,946
WK Kellogg Co	39,744	792

		128,212
Energy — 1.9%
Chevron Corp	7,318	1,224
DT Midstream Inc	7,200	695
Exxon Mobil Corp	21,000	2,497
Marathon Petroleum Corp	12,837	1,870
Shell PLC ADR	15,825	1,160
TotalEnergies ADR	12,457	806
Williams Cos Inc/The	96,414	5,762

		14,014
Financials — 14.2%
Aflac Inc	112,800	12,542
Allstate Corp/The	40,900	8,469
American Financial Group Inc/OH	17,700	2,325
Bank of New York Mellon Corp/The	17,371	1,457
Berkshire Hathaway Inc, Cl B *	7,600	4,048
Cboe Global Markets Inc	37,358	8,454
Chubb Ltd	10,965	3,311
Citigroup Inc	9,472	672
Cullen/Frost Bankers Inc	15,055	1,885
Everest Group Ltd	29,810	10,831
Federated Hermes Inc, Cl B	110,199	4,493
Jack Henry & Associates Inc	10,939	1,998
Loews Corp	12,515	1,150
Morningstar Inc, Cl A	2,322	696
National Bank of Canada	25,300	2,088
Progressive Corp/The	60,621	17,156
RenaissanceRe Holdings Ltd	23,733	5,696
Travelers Cos Inc/The	20,142	5,327
Unum Group	77,423	6,307
Western Union Co/The	510,420	5,400

		104,305
Health Care — 15.6%
AbbVie Inc	48,800	10,225
Amgen Inc, Cl A	16,800	5,234
AstraZeneca PLC ADR	60,600	4,454
Bristol-Myers Squibb Co	104,998	6,404

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cardinal Health Inc	22,582	$3,111
Cencora Inc, Cl A	25,145	6,993
Chemed Corp	3,410	2,098
Cigna Group/The	3,279	1,079
CVS Health Corp	34,267	2,322
Elevance Health Inc	30,140	13,110
Eli Lilly & Co	11,580	9,564
Exelixis Inc *	160,259	5,917
Gilead Sciences Inc	40,018	4,484
Humana Inc	173	46
Incyte Corp *	101,039	6,118
Intra-Cellular Therapies Inc, Cl A *	14,503	1,913
Jazz Pharmaceuticals PLC *	8,099	1,005
Johnson & Johnson	14,300	2,371
McKesson Corp	8,957	6,028
Merck & Co Inc	75,985	6,820
Neurocrine Biosciences Inc *	16,674	1,844
Pfizer Inc	23,688	600
United Therapeutics Corp *	17,555	5,412
UnitedHealth Group Inc	14,849	7,777

		114,929
Industrials — 11.3%
Allison Transmission Holdings Inc	38,609	3,694
Automatic Data Processing Inc	11,453	3,499
Brink's Co/The	8,961	772
Carrier Global Corp	41,800	2,650
CH Robinson Worldwide Inc	23,402	2,396
Cummins Inc	8,000	2,508
Donaldson Co Inc, Cl A	41,767	2,801
EMCOR Group Inc	13,372	4,943
General Dynamics Corp	9,200	2,508
L3Harris Technologies Inc	22,600	4,730
Landstar System Inc	11,414	1,714
Lockheed Martin Corp	12,803	5,719
Northrop Grumman Corp	25,900	13,261
Quanta Services Inc	14,288	3,632
Republic Services Inc	12,712	3,078
Rollins Inc	1,738	94
RTX Corp	84,342	11,172
Waste Management Inc	59,772	13,838

		83,009
Information Technology — 14.1%
Amdocs Ltd	113,942	10,426
Apple Inc	44,166	9,811
Arrow Electronics Inc, Cl A *	14,529	1,508
Avnet Inc	96,519	4,642
Cisco Systems Inc	113,353	6,995
Cognizant Technology Solutions Corp, Cl A	60,860	4,656
Dropbox Inc, Cl A *	59,239	1,582
F5 Inc, Cl A *	19,371	5,158
Gartner Inc *	1,637	687
Gen Digital Inc	75,472	2,003

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GoDaddy Inc, Cl A *	7,281	$1,312
Hewlett Packard Enterprise Co	204,644	3,158
HP Inc	20,294	562
International Business Machines Corp	19,766	4,915
Juniper Networks Inc	41,610	1,506
Microsoft Corp	31,310	11,753
Motorola Solutions Inc	22,133	9,690
NetApp Inc	46,296	4,067
Open Text Corp	13,178	333
Oracle Corp, Cl B	60,639	8,478
Synopsys Inc *	18,674	8,008
TD SYNNEX Corp	7,334	762
Tyler Technologies Inc *	1,139	662
VeriSign Inc *	4,053	1,029

		103,703
Materials — 2.4%
AptarGroup Inc	6,262	929
Avery Dennison Corp	26,300	4,681
CF Industries Holdings Inc	4,694	367
LyondellBasell Industries NV, Cl A	9,592	675
NewMarket Corp	3,975	2,252
Royal Gold Inc, Cl A	11,548	1,888
Sealed Air Corp	58,400	1,688
Silgan Holdings Inc	57,384	2,933
Sonoco Products Co	46,831	2,212

		17,625
Real Estate — 0.3%
Equity LifeStyle Properties Inc ‡	29,390	1,960

Utilities — 4.8%
Ameren Corp	21,800	2,189
American Electric Power Co Inc	23,100	2,524
DTE Energy Co	38,099	5,268
Duke Energy Corp	26,375	3,217
Entergy Corp	34,800	2,975
Evergy Inc	6,299	434
National Fuel Gas Co	108,536	8,595
NextEra Energy Inc	16,568	1,175
Portland General Electric Co	39,600	1,766
Public Service Enterprise Group Inc	27,400	2,255
Southern Co/The	19,305	1,775
WEC Energy Group Inc	29,250	3,188

		35,361
Total Common Stock
(Cost $349,114) ($ Thousands)		720,028

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	14,690,953	$14,691
Total Cash Equivalent
(Cost $14,691) ($ Thousands)		14,691
Total Investments in Securities — 100.0%
(Cost $363,805) ($ Thousands)		$734,719

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	14	Jun-2025	$4,012	$3,957	$(55)

Percentages are based on a Net Assets of $734,825 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	720,028	–	–	720,028
Cash Equivalent	14,691	–	–	14,691
Total Investments in Securities	734,719	–	–	734,719

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(55)	–	–	(55)
Total Other Financial Instruments	(55)	–	–	(55)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$14,348	$160,730	$(160,387)	$—	$—	$14,691	$344	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.9%
Australia — 4.1%
AGL Energy Ltd	163,774	$1,078
ANZ Group Holdings Ltd	28,575	522
Aurizon Holdings Ltd	111,705	217
Bendigo & Adelaide Bank Ltd	52,109	348
Brambles Ltd	79,452	1,001
CAR Group Ltd	4,561	91
Coles Group Ltd	13,130	160
Computershare Ltd	14,523	357
CSL Ltd	2,749	431
Harvey Norman Holdings Ltd	136,401	428
JB Hi-Fi Ltd	2,079	121
Metcash Ltd, Cl A	128,011	254
Northern Star Resources Ltd	12,917	149
Orica Ltd	12,242	130
Origin Energy Ltd	183,090	1,208
QBE Insurance Group Ltd	97,875	1,349
REA Group Ltd	2,613	362
Rio Tinto Ltd	3,059	221
Telstra Group Ltd, Cl B	59,965	158
Ventia Services Group Pty Ltd	61,270	154
Wesfarmers Ltd	9,227	417
		9,156

Austria — 0.6%
ANDRITZ AG	8,883	498
CA Immobilien Anlagen AG	4,737	115
Eurotelesites AG *	20,380	114
Telekom Austria AG, Cl A	64,832	605
		1,332

Belgium — 1.2%
Ackermans & van Haaren	1,304	283
Ageas SA/NV	16,699	1,000
Colruyt Group N.V	16,933	695
Proximus SADP	45,143	333
UCB SA, Cl A	2,105	370
		2,681

Canada — 1.9%
Atco Ltd/Canada, Cl I	15,063	524
Bank of Nova Scotia/The, Cl C	1,872	89
Canadian Imperial Bank of Commerce	12,612	709
Canadian Tire Corp Ltd, Cl A	5,131	533
Cogeco Communications Inc	10,108	493
Great-West Lifeco Inc	7,801	306
iA Financial Corp Inc	5,322	505
Loblaw Cos Ltd	4,133	579
Power Corp of Canada	14,118	499
		4,237

China — 0.5%
BOC Hong Kong Holdings Ltd	255,000	1,033

Denmark — 2.9%
AP Moller - Maersk A/S, Cl A	121	207

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AP Moller - Maersk A/S, Cl B	214	$372
Ascendis Pharma A/S ADR *	276	43
Carlsberg AS, Cl B	6,088	770
Coloplast A/S, Cl B	2,216	232
Danske Bank A/S	52,391	1,713
Genmab A/S *	486	94
Jyske Bank A/S	2,041	163
Novo Nordisk A/S, Cl B	5,252	359
Scandinavian Tobacco Group A/S	28,534	415
Sydbank AS	18,989	1,190
Tryg A/S	30,288	720
UIE PLC	2,890	136
		6,414

Finland — 0.9%
Elisa Oyj	4,126	201
Kemira Oyj	27,888	606
Kesko Oyj, Cl B	6,655	136
Nokia Oyj	57,304	301
Orion Oyj, Cl B	3,767	224
TietoEVRY Oyj	33,811	585
		2,053

France — 9.1%
Air Liquide SA	4,269	810
AXA SA	26,596	1,135
BNP Paribas SA	3,209	268
Bouygues SA	19,740	777
Bureau Veritas SA	15,279	463
Carrefour SA	80,688	1,153
Cie Generale des Etablissements Michelin SCA	28,550	1,003
Credit Agricole SA	45,838	834
Danone SA	16,159	1,235
Dassault Systemes SE	2,356	90
Eiffage SA	7,938	923
Engie SA	135,035	2,629
Gaztransport Et Technigaz SA	643	97
Legrand SA	2,659	281
Metropole Television SA	28,527	428
Orange SA	254,208	3,290
Rallye SA *	776,984	37
Sanofi SA	18,426	2,038
Societe BIC SA	12,086	817
Sodexo SA	3,531	227
SPIE SA	2,198	94
Thales SA, Cl A	1,668	443
TotalEnergies SE	17,251	1,110
		20,182

Germany — 6.3%
Allianz SE	2,033	777
Beiersdorf AG	6,663	860
Daimler Truck Holding	10,758	435
Deutsche Boerse AG	4,532	1,336

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deutsche Post AG	15,855	$680
Deutsche Telekom AG	102,022	3,763
E.ON SE	10,841	164
Evonik Industries AG	2,271	49
Fresenius Medical Care AG	3,728	185
Fresenius SE & Co KGaA *	5,841	249
GEA Group AG	1,844	112
Hannover Rueck SE	1,509	449
Henkel AG & Co KGaA	3,929	283
Hornbach Holding AG & Co KGaA	7,735	750
Knorr-Bremse AG	2,220	202
Merck KGaA	1,146	158
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,030	1,912
Pfeiffer Vacuum Technology	628	105
SAP SE	2,500	669
Sirius Real Estate Ltd	87,389	95
Talanx AG	7,276	765
		13,998

Hong Kong — 2.8%
Bank of East Asia	49,200	74
CK Asset Holdings Ltd	108,000	437
CK Hutchison Holdings Ltd	105,500	595
CLP Holdings Ltd, Cl B	33,500	273
Dah Sing Banking Group Ltd	563,200	621
HK Electric Investments & HK Electric Investments Ltd	457,000	316
HKT Trust & HKT Ltd	355,000	474
PCCW Ltd	474,704	295
Power Assets Holdings Ltd	76,000	455
SmarTone Telecommunications Holdings Ltd	214,500	119
VTech Holdings Ltd	151,100	1,108
WH Group Ltd	1,678,500	1,542
		6,309

Indonesia — 0.2%
First Resources Ltd	372,600	483

Israel — 2.1%
Bank Hapoalim BM	23,045	312
Bank Leumi Le-Israel BM	58,139	781
Bezeq The Israeli Telecommunication Corp Ltd	326,641	481
Check Point Software Technologies Ltd *	6,986	1,592
Elbit Systems Ltd	360	138
Isracard Ltd	29,937	133
Mizrahi Tefahot Bank Ltd	12,013	539
Nice Ltd ADR *	348	54
Nova Ltd *	853	157
Oil Refineries Ltd	540,666	128
Radware Ltd *	5,518	119

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shufersal Ltd	15,221	$144
		4,578

Italy — 1.9%
A2A SpA	390,746	941
ACEA SpA	16,169	333
Enel SpA	38,590	313
Eni SpA	45,545	704
Generali	15,478	543
Leonardo SpA	5,397	262
Pirelli & C SpA	100,670	598
Terna - Rete Elettrica Nazionale	27,136	245
Unipol Gruppo SpA	14,306	229
		4,168

Japan — 22.9%
AEON REIT Investment Corp ‡	223	185
Aica Kogyo	6,700	148
Amada Holdings	16,600	162
Amano Corp	7,600	204
Anritsu Corp	22,500	204
Arcs Co Ltd	20,400	397
Asahi Kasei Corp	19,100	134
Bandai Namco Holdings Inc	15,300	515
Bridgestone Corp	18,300	737
Brother Industries Ltd	49,000	890
Canon Inc	54,500	1,705
Central Japan Railway Co	17,500	335
Chubu Electric Power Co Inc	9,800	107
Citizen Watch Co Ltd	47,100	283
Daicel Corp	45,200	395
Daiichi Sankyo Co Ltd	7,500	179
Daiki Aluminium Industry Co Ltd	9,800	65
Daito Trust Construction Co Ltd	4,000	411
EDION Corp	19,400	244
ENEOS Holdings Inc	248,400	1,314
Ezaki Glico Co Ltd	13,300	411
Fuji Nihon Seito Corp	7,600	53
FUJIFILM Holdings Corp	20,200	388
Heiwado Co Ltd	7,900	134
Honda Motor Co Ltd	92,100	836
Hoya Corp	1,500	170
Idemitsu Kosan Co Ltd	85,800	609
Inpex Corp	53,300	742
Isuzu Motors	15,800	215
ITOCHU Corp	8,600	400
Itochu Enex Co Ltd	53,800	579
Itoham Yonekyu Holdings Inc	8,680	243
Iyogin Holdings	21,700	259
Japan Post Bank Co Ltd	24,600	251
Japan Post Holdings Co Ltd	112,100	1,127
Japan Tobacco Inc	39,000	1,075
Kajima Corp	22,100	453
Kaken Pharmaceutical Co Ltd	11,400	343

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kamigumi Co Ltd	5,400	$127
Kaneka Corp	9,400	241
Kansai Electric Power Co Inc/The	5,000	59
Kao Corp	2,500	109
KDDI Corp	82,200	1,302
Keihanshin Building Co Ltd	4,300	39
Keisei Electric Railway Co Ltd	14,022	127
Kewpie Corp	12,300	240
Kinden Corp	10,800	243
Kirin Holdings Co Ltd	26,800	372
Kuraray Co Ltd	77,900	963
Kurimoto Ltd	5,300	162
Kyocera Corp	10,000	113
Lintec Corp	17,400	323
Lion Corp	25,400	301
Marubeni Corp	4,800	77
McDonald's Holdings Co Japan Ltd	24,300	930
Megmilk Snow Brand Co Ltd	17,400	299
MEIJI Holdings Co Ltd	59,200	1,287
MIRAIT ONE corp	41,700	610
Mitsubishi Chemical Group Corp, Cl B	98,900	490
Mitsubishi Electric Corp	5,800	107
Mitsubishi HC Capital	65,200	443
Mitsubishi Shokuhin Co Ltd	8,000	264
Mitsubishi UFJ Financial Group Inc	86,300	1,180
Mitsui & Co Ltd	6,400	121
Mitsui Chemicals Inc	12,500	282
Mizuho Financial Group Inc	50,280	1,384
Morinaga	14,400	241
Morishita Jintan Co Ltd	4,200	59
MS&AD Insurance Group Holdings Inc	6,800	148
NEC Corp	5,000	107
NGK Insulators	24,700	305
NH Foods Ltd	8,500	285
Nichirei Corp	13,000	154
Nippn Corp	10,100	147
Nippon Building Fund Inc ‡	280	239
NIPPON EXPRESS HOLDINGS INC	8,300	152
Nippon Kayaku Co Ltd	12,700	120
Nippon Light Metal Holdings Co Ltd	12,300	126
Nippon Telegraph & Telephone Corp	575,500	558
Nippon Television Holdings Inc	13,100	270
Nipro	28,900	263
Nisshin Seifun Group Inc	14,500	168
Niterra Co Ltd	16,200	496
Nitto Fuji Flour Milling Co Ltd	5,000	224
Obayashi Corp	11,500	154
Obic Co Ltd	8,000	231
Okinawa Cellular Telephone Co	6,200	177
Ono Pharmaceutical Co Ltd	25,400	274
Oracle Corp Japan	3,500	369
Osaka Gas Co Ltd	46,300	1,051
Otsuka Corp	42,900	932

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Otsuka Holdings Co Ltd	13,700	$716
Raito Kogyo Co Ltd	7,000	116
Rengo Co Ltd	48,100	256
Sankyo Co Ltd	68,500	1,004
Sankyu Inc	7,300	301
Secom Co Ltd	28,100	960
Seiko Epson Corp	77,500	1,245
Seino Holdings Co Ltd	27,400	424
Sekisui Chemical Co Ltd	41,000	701
Sekisui House Ltd	17,800	400
Senko Group Holdings Co Ltd	47,200	477
Shionogi & Co Ltd	54,300	822
SoftBank Corp	202,000	283
Sojitz	4,500	99
Sompo Holdings Inc	7,200	220
Subaru Corp	16,100	289
Sumitomo Corp	20,800	476
Sumitomo Heavy Industries Ltd	13,100	269
Sumitomo Mitsui Financial Group Inc	23,600	609
Sumitomo Mitsui Trust Holdings Inc	34,200	863
Sumitomo Rubber Industries Ltd	26,700	339
Sundrug Co Ltd	11,400	320
TIS Inc	25,600	711
Toho Holdings Co Ltd	5,000	150
TOPPAN Holdings Inc	5,800	159
Toyo Seikan Group Holdings Ltd	8,100	133
Toyota Boshoku Corp	12,200	163
Trend Micro Inc/Japan	8,500	576
Valor Holdings Co Ltd	14,300	229
Yamada Holdings Co Ltd	109,900	317
Yamaguchi Financial Group Inc	58,000	691
Zaoh Co Ltd	8,700	140
		50,805

Jordan — 0.3%
Hikma Pharmaceuticals PLC	27,675	699

Netherlands — 3.6%
ABN AMRO Bank NV	11,695	246
EXOR	5,194	471
Koninklijke Ahold Delhaize NV	97,137	3,625
Koninklijke KPN NV	194,819	824
Koninklijke Vopak NV	3,430	149
NN Group NV	26,765	1,488
Shell PLC	3,555	130
Wolters Kluwer NV	6,328	984
		7,917

New Zealand — 0.4%
Channel Infrastructure NZ	211,528	232
Fisher & Paykel Healthcare Corp Ltd	19,131	364
Mercury NZ Ltd	79,685	254
Meridian Energy Ltd	35,190	112
		962

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Norway — 1.5%
DNB Bank ASA	34,667	$911
Norsk Hydro ASA	28,454	164
Orkla ASA	93,334	1,022
Sparebank 1 Oestlandet	8,506	133
SpareBank 1 SR-Bank ASA	17,208	278
Telenor ASA	49,337	704
		3,212

Portugal — 0.4%
Galp Energia SGPS SA	6,775	119
Navigator Co SA/The	27,819	98
NOS SGPS SA	53,983	257
Sonae SGPS SA	383,487	440
		914

Singapore — 4.0%
ComfortDelGro Corp Ltd	153,200	166
DBS Group Holdings Ltd	58,570	2,011
Jardine Cycle & Carriage Ltd	56,100	1,101
Jardine Matheson Holdings Ltd	8,300	351
Mapletree Logistics Trust ‡	154,270	150
Oversea-Chinese Banking Corp Ltd	114,100	1,462
Sheng Siong Group Ltd	208,000	253
Singapore Exchange Ltd	131,600	1,302
Singapore Technologies Engineering Ltd	110,400	554
United Overseas Bank Ltd	48,300	1,362
Venture Corp Ltd	8,100	74
		8,786

South Africa — 0.0%
Thungela Resources Ltd	1,394	8

Spain — 3.2%
ACS Actividades de Construccion y Servicios SA	11,869	679
Aena SME SA	693	162
CaixaBank SA	36,438	284
Endesa SA	60,082	1,591
Faes Farma SA	27,579	117
Iberdrola SA	49,924	805
Indra Sistemas	18,499	536
Industria de Diseno Textil SA	5,193	258
Logista Integral SA	62,637	1,989
Prosegur Cash	136,462	101
Repsol SA, Cl A	33,416	443
Telefonica SA	23,189	109
		7,074

Sweden — 2.1%
Betsson, Cl B	22,582	350
Epiroc AB, Cl B	14,793	261
Essity AB, Cl B	9,402	267
Industrivarden AB, Cl C	6,286	231
KNOW IT AB	7,589	115
Loomis, Cl B	5,284	214

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nordea Bank Abp, Cl A	15,115	$193
Nyfosa AB *	18,745	164
Securitas AB, Cl B	14,227	201
Skandinaviska Enskilda Banken AB, Cl A	27,192	448
Svenska Cellulosa AB SCA, Cl B	11,438	151
Swedbank AB, Cl A	27,866	635
Telefonaktiebolaget LM Ericsson ADR	44,940	349
Telia Co AB	160,848	580
Volvo AB, Cl B	19,718	579
		4,738

Switzerland — 9.8%
ABB Ltd	9,006	465
Alcon Inc	3,282	311
ALSO Holding AG	606	166
Baloise Holding AG	1,761	370
Berner Kantonalbank AG	473	130
BKW AG	5,701	997
Chocoladefabriken Lindt & Spruengli AG	44	595
EFG International AG	12,957	193
EMS-Chemie Holding AG	68	46
Galderma Group *	3,287	348
Givaudan SA	40	172
Holcim AG	7,249	780
Logitech International SA	2,738	232
Nestle SA	3,229	326
Novartis AG	34,303	3,810
PSP Swiss Property AG	3,886	607
Roche Holding AG	6,878	2,264
Sandoz Group AG	4,317	181
Schindler Holding AG	2,243	703
SGS SA	11,765	1,172
Sika AG	1,337	326
Sonova Holding AG	1,166	340
Swiss Life Holding AG	619	565
Swiss Prime Site AG	9,643	1,183
Swiss Re AG	12,319	2,096
Swisscom AG	1,323	762
Thurgauer Kantonalbank	927	149
TX Group AG	559	113
Valiant Holding AG	5,564	752
Zurich Insurance Group AG	2,365	1,651
		21,805

United Kingdom — 13.0%
3i Group PLC	10,364	487
Atalaya Mining PLC	22,294	96
Auto Trader Group PLC	26,816	259
Aviva PLC	56,250	405
BAE Systems PLC	61,763	1,246
Balfour Beatty PLC	63,348	356
Bank of Georgia Group PLC	1,864	132
BP PLC	118,625	665
British American Tobacco PLC	25,322	1,038

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed International Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BT Group PLC, Cl A	315,618	$676
Bunzl PLC	4,525	174
Centrica PLC	53,045	103
Coca-Cola Europacific Partners PLC	4,360	379
Coca-Cola HBC AG	23,087	1,045
Computacenter PLC	4,428	141
DCC PLC	1,124	75
Ferguson Enterprises	1,009	160
GSK PLC	128,829	2,460
GSK PLC ADR	1,901	74
Haleon PLC	92,943	469
Howden Joinery Group PLC	31,799	297
HSBC Holdings PLC	120,468	1,365
IG Group Holdings PLC	16,933	209
Imperial Brands PLC	87,453	3,233
Inchcape PLC	12,434	108
J Sainsbury PLC	266,222	811
Kingfisher PLC	130,332	429
London Stock Exchange Group PLC	4,919	730
Mitie Group	250,876	374
Pearson PLC	55,502	877
Premier Foods PLC	271,883	644
QinetiQ Group PLC	149,411	749
RELX PLC	19,793	993
Sage Group PLC/The	52,098	817
Serco Group PLC	335,629	686
Shell PLC	45,087	1,640
Spirent Communications PLC *	75,809	184
Standard Chartered PLC	13,087	194
Tesco PLC	586,647	2,522
Unilever PLC	12,140	724
Vodafone Group PLC	986,245	926
		28,952

United States — 0.2%
Spotify Technology SA *	886	487

Total Common Stock
(Cost $147,298) ($ Thousands)		212,983

PREFERRED STOCK — 0.8%
Germany — 0.8%
Henkel AG & Co KGaA (A)	20,618	1,639
KSB & KGaA (A)	123	104

Total Preferred Stock
(Cost $1,420) ($ Thousands)		1,743

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	1,816,635	$1,817
Total Cash Equivalent
(Cost $1,817) ($ Thousands)		1,817
Total Investments in Securities — 97.5%
(Cost $150,535) ($ Thousands)		$216,543

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Managed International Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Euro STOXX 50	5	Jun-2025	$293	$280	$(11)
FTSE 100 Index	2	Jun-2025	224	222	(2)
SPI 200 Index	2	Jun-2025	248	245	(1)
TOPIX Index	1	Jun-2025	186	178	(9)
			$951	$925	$(23)

Percentages are based on Net Assets of $222,014 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	No interest rate available.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	212,983	—	—	212,983
Preferred Stock	1,743	—	—	1,743
Cash Equivalent	1,817	—	—	1,817
Total Investments in Securities	216,543	—	—	216,543

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(23)	–	–	(23)
Total Other Financial Instruments	(23)	–	–	(23)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,367	$22,247	$(21,797)	$—	$—	$1,817	$53	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Real Estate Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.9%

Real Estate — 98.9%
Agree Realty Corp ‡	15,950	$1,231
Alexandria Real Estate Equities Inc ‡	4,390	406
American Healthcare REIT Inc ‡	24,325	737
American Homes 4 Rent, Cl A ‡	9,640	364
American Tower Corp, Cl A ‡	21,150	4,602
Americold Realty Trust Inc ‡	15,990	343
Brixmor Property Group Inc ‡	48,890	1,298
Broadstone Net Lease Inc, Cl A ‡	26,491	451
BXP Inc ‡	12,950	870
Camden Property Trust ‡	16,360	2,001
CBRE Group Inc, Cl A *	10,020	1,310
Cousins Properties Inc ‡	33,180	979
Crown Castle Inc ‡	14,250	1,485
CubeSmart ‡	18,730	800
DiamondRock Hospitality Co ‡	43,860	339
Digital Realty Trust Inc, Cl A ‡	19,384	2,778
Empire State Realty Trust Inc, Cl A ‡	26,220	205
Equinix Inc ‡	5,400	4,403
Equity Residential ‡	21,390	1,531
Extra Space Storage Inc ‡	17,210	2,556
Federal Realty Investment Trust ‡	7,950	778
First Industrial Realty Trust Inc ‡	12,430	671
FrontView REIT Inc ‡	10,640	136
Healthcare Realty Trust Inc, Cl A ‡	15,940	269
Healthpeak Properties Inc ‡	96,780	1,957
Host Hotels & Resorts Inc ‡	79,910	1,136
Invitation Homes Inc ‡	73,260	2,553
Iron Mountain Inc ‡	13,157	1,132
Jones Lang LaSalle Inc *	1,080	268
Kimco Realty Corp ‡	59,800	1,270
Kite Realty Group Trust ‡	42,230	945
Lamar Advertising Co, Cl A ‡	6,410	729
Lineage Inc ‡	8,310	487
LXP Industrial Trust, Cl B ‡	32,450	281
Macerich Co/The ‡	18,900	325
Mid-America Apartment Communities Inc ‡	2,670	447
National Health Investors Inc ‡	5,210	385
NETSTREIT Corp ‡	23,791	377
NNN REIT Inc ‡	22,540	961
Omega Healthcare Investors Inc ‡	16,040	611
Pebblebrook Hotel Trust ‡	25,580	259
Prologis Inc ‡	36,450	4,075
Public Storage ‡	3,910	1,170
Realty Income Corp ‡	34,800	2,019
Rexford Industrial Realty Inc ‡	27,610	1,081
SBA Communications Corp, Cl A ‡	7,800	1,716
Simon Property Group Inc ‡	9,790	1,626
Sun Communities Inc ‡	4,810	619
Sunstone Hotel Investors Inc ‡	12,685	119
UDR Inc ‡	46,498	2,100
Ventas Inc ‡	45,140	3,104
VICI Properties Inc, Cl A ‡	19,470	635

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vornado Realty Trust ‡	18,200	$673
Welltower Inc ‡	25,540	3,913
Weyerhaeuser Co ‡	35,800	1,048

		68,564
Total Common Stock
(Cost $50,910) ($ Thousands)		68,564

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	708,618	709
Total Cash Equivalent
(Cost $709) ($ Thousands)		709
Total Investments in Securities — 99.9%
(Cost $51,619) ($ Thousands)		$69,273

Percentages are based on Net Assets of $69,312 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Real Estate Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$700	$9,135	$(9,126)	$—	$—	$709	$18	$—

Amounts designated as “-” are either $0 or have been rounded to be $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 42.9%
Agency Mortgage-Backed Obligations — 37.5%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	$103	$105
7.000%, 04/01/2031 to 03/01/2039	38	40
6.500%, 10/01/2031 to 03/01/2055	7,411	7,770
6.000%, 02/01/2032 to 02/01/2055	21,912	22,576
5.500%, 11/01/2052 to 12/01/2054	23,733	23,819
5.000%, 06/01/2033 to 05/01/2053	15,478	15,260
4.500%, 04/01/2035 to 08/01/2053	15,849	15,278
4.000%, 08/01/2041 to 02/01/2053	25,704	24,128
3.500%, 01/01/2038 to 12/01/2050	18,292	16,877
3.000%, 10/01/2032 to 06/01/2052	53,261	46,880
2.500%, 10/01/2031 to 07/01/2052	81,295	70,015
2.000%, 01/01/2037 to 05/01/2052	64,772	53,145
FHLMC ARM
4.609%, RFUCCT1Y + 1.640%, 11/01/2048(A)	317	328
4.222%, SOFR30A + 2.304%, 05/01/2053(A)	1,336	1,323
3.953%, SOFR30A + 2.140%, 08/01/2052(A)	496	479
3.141%, RFUCCT1Y + 1.619%, 11/01/2047(A)	336	339
3.108%, RFUCCT1Y + 1.621%, 02/01/2050(A)	625	620
3.008%, RFUCCT1Y + 1.628%, 11/01/2048(A)	1,033	1,009
2.831%, RFUCCT1Y + 1.634%, 12/01/2050(A)	432	408
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	13	14
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	103	107
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	316	329
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	79	82
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)	1	1
FHLMC CMO, Ser 2010-3693, Cl FC
4.963%, SOFR30A + 0.614%, 07/15/2040(A)	189	188
FHLMC CMO, Ser 2011-3919, Cl FA
4.963%, SOFR30A + 0.614%, 09/15/2041(A)	179	178
FHLMC CMO, Ser 2011-3958, Cl AF
4.913%, SOFR30A + 0.564%, 11/15/2041(A)	169	167
FHLMC CMO, Ser 2011-3975, Cl FA
4.953%, SOFR30A + 0.604%, 12/15/2041(A)	158	157
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	759	694

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	$200	$184
FHLMC CMO, Ser 2012-271, Cl F5
4.963%, SOFR30A + 0.614%, 08/15/2042(A)	248	244
FHLMC CMO, Ser 2012-272, Cl F1
4.963%, SOFR30A + 0.614%, 08/15/2042(A)	389	384
FHLMC CMO, Ser 2012-280, Cl F1
4.963%, SOFR30A + 0.614%, 09/15/2042(A)	395	390
FHLMC CMO, Ser 2012-3990, Cl FG
4.913%, SOFR30A + 0.564%, 01/15/2042(A)	197	195
FHLMC CMO, Ser 2012-4059, Cl FP
4.913%, SOFR30A + 0.564%, 06/15/2042(A)	223	220
FHLMC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	384	357
FHLMC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	295	273
FHLMC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	241	225
FHLMC CMO, Ser 2012-4091, Cl FN
4.863%, SOFR30A + 0.514%, 08/15/2042(A)	219	216
FHLMC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	272	240
FHLMC CMO, Ser 2012-4122, Cl FP
4.863%, SOFR30A + 0.514%, 10/15/2042(A)	266	261
FHLMC CMO, Ser 2013-4160, Cl HP
2.500%, 01/15/2033	246	235
FHLMC CMO, Ser 2013-4184, Cl FN
4.813%, SOFR30A + 0.464%, 03/15/2043(A)	128	126
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	241	206
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	76	62
FHLMC CMO, Ser 2013-4240, Cl FA
4.963%, SOFR30A + 0.614%, 08/15/2043(A)	712	702
FHLMC CMO, Ser 2013-4281, Cl FA
4.863%, SOFR30A + 0.514%, 12/15/2043(A)	100	99
FHLMC CMO, Ser 2013-4286, Cl VF
4.913%, SOFR30A + 0.564%, 12/15/2043(A)	526	518
FHLMC CMO, Ser 2014-326, Cl F2
5.013%, SOFR30A + 0.664%, 03/15/2044(A)	279	278

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2014-4303, Cl FA
4.813%, SOFR30A + 0.464%, 02/15/2044(A)	$180	$176
FHLMC CMO, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	137	122
FHLMC CMO, Ser 2015-4427, Cl CE
3.000%, 02/15/2034	69	68
FHLMC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	319	281
FHLMC CMO, Ser 2015-4527, Cl GA
3.000%, 02/15/2044	457	436
FHLMC CMO, Ser 2015-4533, Cl AB
3.000%, 06/15/2044	660	632
FHLMC CMO, Ser 2016-4544, Cl P
2.500%, 01/15/2046	1,511	1,316
FHLMC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	1,190	1,122
FHLMC CMO, Ser 2016-4587, Cl AF
4.813%, SOFR30A + 0.464%, 06/15/2046(A)	332	329
FHLMC CMO, Ser 2016-4604, Cl FB
4.863%, SOFR30A + 0.514%, 08/15/2046(A)	616	610
FHLMC CMO, Ser 2016-4611, Cl BF
4.863%, SOFR30A + 0.514%, 06/15/2041(A)	2,338	2,320
FHLMC CMO, Ser 2016-4620, Cl LF
4.863%, SOFR30A + 0.514%, 10/15/2046(A)	336	332
FHLMC CMO, Ser 2016-4628, Cl KF
4.963%, SOFR30A + 0.614%, 01/15/2055(A)	368	361
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053(C)	1,971	1,630
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	998	898
FHLMC CMO, Ser 2017-4709, Cl FA
4.763%, SOFR30A + 0.414%, 08/15/2047(A)	247	243
FHLMC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	345	318
FHLMC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	271	241
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	737	671
FHLMC CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	292	261
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	168	146
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	351	312

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2018-4826, Cl KF
4.763%, SOFR30A + 0.414%, 09/15/2048(A)	$230	$225
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	13	13
FHLMC CMO, Ser 2018-4854, Cl FB
4.763%, SOFR30A + 0.414%, 01/15/2049(A)	640	633
FHLMC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	1,021	970
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	517	472
FHLMC CMO, Ser 2019-4903, Cl NF
4.854%, SOFR30A + 0.514%, 08/25/2049(A)	213	209
FHLMC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	471	432
FHLMC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	475	420
FHLMC CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	283	266
FHLMC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	270	225
FHLMC CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	292	255
FHLMC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	312	258
FHLMC CMO, Ser 2020-4988, Cl KF
4.804%, SOFR30A + 0.464%, 07/25/2050(A)	352	349
FHLMC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	270	223
FHLMC CMO, Ser 2020-4993, Cl KF
4.904%, SOFR30A + 0.564%, 07/25/2050(A)	2,132	2,060
FHLMC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	600	92
FHLMC CMO, Ser 2020-5004, Cl FM
4.804%, SOFR30A + 0.464%, 08/25/2050(A)	432	414
FHLMC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	2,274	478
FHLMC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	404	369
FHLMC CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	295	291
FHLMC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	2,001	410
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	815	657
FHLMC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	352	307

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	$481	$395
FHLMC CMO, Ser 2021-5114, Cl AD
1.500%, 08/25/2047	7,463	6,411
FHLMC CMO, Ser 2021-5116, Cl PB
2.250%, 02/25/2051	498	435
FHLMC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	473	432
FHLMC CMO, Ser 2021-5119, Cl QF
4.540%, SOFR30A + 0.200%, 06/25/2051(A)	635	598
FHLMC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	392	311
FHLMC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	707	623
FHLMC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	421	378
FHLMC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	609	554
FHLMC CMO, Ser 2022-5202, Cl KA
2.500%, 06/25/2049	420	374
FHLMC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	848	775
FHLMC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	302	277
FHLMC CMO, Ser 2022-5206, Cl CD
3.500%, 05/25/2049	569	529
FHLMC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	649	577
FHLMC CMO, Ser 2022-5209, Cl EA
3.000%, 08/25/2050	475	435
FHLMC CMO, Ser 2022-5209, Cl EJ
3.000%, 08/25/2050	475	435
FHLMC CMO, Ser 2022-5210, Cl DC
3.000%, 09/25/2051	457	425
FHLMC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	498	461
FHLMC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	918	873
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,100	1,910
FHLMC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	315	300
FHLMC CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	2,610	333
FHLMC CMO, Ser 2023-5335, Cl FB
5.163%, SOFR30A + 0.814%, 10/15/2039(A)	845	848
FHLMC CMO, Ser 2023-5338, Cl FH
4.763%, SOFR30A + 0.414%, 04/15/2045(A)	768	752

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2024-5396, Cl HF
5.290%, SOFR30A + 0.950%, 04/25/2054(A)	$1,116	$1,121
FHLMC CMO, Ser 2024-5399, Cl FB
5.240%, SOFR30A + 0.900%, 04/25/2054(A)	639	638
FHLMC CMO, Ser 2024-5410, Cl JY
3.000%, 03/15/2044	462	398
FHLMC CMO, Ser 2024-5451, Cl FD
4.863%, SOFR30A + 0.514%, 01/15/2044(A)	348	343
FHLMC CMO, Ser 2024-5452, Cl KY
3.000%, 03/15/2044	489	424
FHLMC CMO, Ser 2024-5473, Cl BF
5.640%, SOFR30A + 1.300%, 11/25/2054(A)	747	749
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	500	437
FHLMC Multifamily Structured Pass Through Certificates, Ser 150, Cl X1, IO
0.310%, 09/25/2032(A)	8,482	187
FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Cl A1
0.836%, 06/25/2028	208	204
FHLMC Multifamily Structured Pass Through Certificates, Ser Q032, Cl A
4.950%, 11/25/2054(A)	300	301
FHLMC Multifamily Structured Pass-Through Certificates, Ser 152, Cl X1, IO
0.154%, 11/25/2032(A)	15,284	202
FHLMC Multifamily Structured Pass-Through Certificates, Ser 154, Cl X1, IO
0.353%, 01/25/2033(A)	13,693	359
FHLMC Multifamily Structured Pass-Through Certificates, Ser 155, Cl X1, IO
0.265%, 04/25/2033(A)	8,979	187
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(A)	208	207
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.146%, 06/25/2029(A)	4,850	213
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
0.875%, 06/25/2029(A)	1,955	61
FHLMC Multifamily Structured Pass-Through Certificates, Ser K106, Cl X1, IO
1.317%, 01/25/2030(A)	3,283	175
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.655%, 04/25/2030(A)	1,784	117

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K120, Cl X1, IO
1.031%, 10/25/2030(A)	$5,402	$244
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.512%, 03/25/2031(A)	8,988	220
FHLMC Multifamily Structured Pass-Through Certificates, Ser K136, Cl X1, IO
0.395%, 12/25/2031(A)	11,999	228
FHLMC Multifamily Structured Pass-Through Certificates, Ser K149, Cl X1, IO
0.265%, 08/25/2032(A)	11,248	220
FHLMC Multifamily Structured Pass-Through Certificates, Ser K743, Cl X1, IO
0.913%, 05/25/2028(A)	3,939	97
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.206%, 06/25/2027(A)	1,345	23
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	313
FHLMC Reference REMIC CMO, Ser 2006-R006, Cl ZA
6.000%, 04/15/2036	205	215
FHLMC REMIC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	1,590	365
FHLMC Seasoned Credit Risk Transfer Trust Series, Ser 2016-1, Cl M2
3.750%, 09/25/2055(A)(D)	1,824	1,665
FHLMC Seasoned Credit Risk Transfer Trust Series, Ser 2019-1, Cl M
4.750%, 07/25/2058(A)(D)	2,495	2,427
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.840%, SOFR30A + 1.500%, 10/25/2041(A)(D)	5,624	5,625
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
6.740%, SOFR30A + 2.400%, 02/25/2042(A)(D)	1,220	1,241
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.345%, 10/25/2037(A)	53	48
FNMA
7.500%, 10/01/2037 to 04/01/2039	53	55
7.000%, 09/01/2026 to 01/01/2039	55	58
6.500%, 03/01/2031 to 03/01/2055	7,290	7,647
6.000%, 02/01/2034 to 01/01/2055	26,373	27,035
5.500%, 02/01/2035 to 09/01/2056	64,702	64,913
5.000%, 06/01/2038 to 05/01/2054	19,584	19,330
4.500%, 06/01/2035 to 08/01/2058	39,373	37,916
4.200%, 01/01/2029	775	770
4.000%, 01/01/2027 to 06/01/2057	27,530	26,058

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.500%, 05/01/2033 to 05/01/2052	$25,140	$23,065
3.020%, 05/01/2026	550	541
3.000%, 12/01/2031 to 07/01/2060	120,531	107,612
2.820%, 07/01/2027	532	515
2.500%, 03/01/2035 to 09/01/2061	63,854	54,125
2.435%, 10/01/2051	1,979	1,276
2.000%, 05/01/2036 to 04/01/2052	119,539	97,681
1.850%, 09/01/2035	490	426
FNMA ARM
5.900%, RFUCCT1Y + 1.604%, 03/01/2050(A)	642	666
4.647%, SOFR30A + 2.131%, 08/01/2052(A)	459	458
4.613%, SOFR30A + 2.123%, 08/01/2052(A)	741	734
4.602%, SOFR30A + 2.126%, 08/01/2052(A)	989	987
4.355%, SOFR30A + 2.125%, 07/01/2052(A)	883	875
4.168%, SOFR30A + 2.129%, 11/01/2052(A)	547	542
4.121%, SOFR30A + 2.132%, 10/01/2052(A)	1,682	1,667
4.113%, SOFR30A + 2.120%, 09/01/2052(A)	673	667
4.070%, SOFR30A + 2.120%, 07/01/2052(A)	688	670
3.944%, SOFR30A + 2.120%, 08/01/2052(A)	209	203
2.785%, RFUCCT1Y + 1.606%, 06/01/2050(A)	326	311
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	35	35
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	95	98
FNMA CMO, Ser 2006-112, Cl ST, IO
2.246%, 11/25/2036(A)	185	10
FNMA CMO, Ser 2009-103, Cl MB
7.158%, 12/25/2039(A)	13	13
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)	222	197
FNMA CMO, Ser 2010-107, Cl FB
4.864%, SOFR30A + 0.524%, 09/25/2040(A)	175	173
FNMA CMO, Ser 2011-111, Cl DB
4.000%, 11/25/2041	346	332
FNMA CMO, Ser 2011-117, Cl FA
4.904%, SOFR30A + 0.564%, 11/25/2041(A)	360	356
FNMA CMO, Ser 2011-117, Cl AF
4.904%, SOFR30A + 0.564%, 11/25/2041(A)	156	154

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2011-127, Cl FC
4.904%, SOFR30A + 0.564%, 12/25/2041(A)	$166	$165
FNMA CMO, Ser 2011-142, Cl EF
4.954%, SOFR30A + 0.614%, 01/25/2042(A)	186	184
FNMA CMO, Ser 2011-55, Cl FH
4.894%, SOFR30A + 0.554%, 06/25/2041(A)	128	127
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	680	697
FNMA CMO, Ser 2012-106, Cl FA
4.794%, SOFR30A + 0.454%, 10/25/2042(A)	150	148
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	343	311
FNMA CMO, Ser 2012-12, Cl FA
4.954%, SOFR30A + 0.614%, 02/25/2042(A)	166	165
FNMA CMO, Ser 2012-133, Cl JF
4.804%, SOFR30A + 0.464%, 12/25/2042(A)	318	312
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	244	208
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	2	2
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	80	84
FNMA CMO, Ser 2012-47, Cl JF
4.954%, SOFR30A + 0.614%, 05/25/2042(A)	221	219
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	709	649
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	209	189
FNMA CMO, Ser 2013-15, Cl FA
4.804%, SOFR30A + 0.464%, 03/25/2043(A)	383	376
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	5,807	5,686
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	298	255
FNMA CMO, Ser 2013-49, Cl AP
1.750%, 05/25/2043	190	159
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	97	102
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	736	754
FNMA CMO, Ser 2014-17, Cl DY
3.500%, 04/25/2044	514	471
FNMA CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	373	342

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	$264	$231
FNMA CMO, Ser 2014-74, Cl FC
4.854%, SOFR30A + 0.514%, 11/25/2044(A)	178	175
FNMA CMO, Ser 2015-26, Cl GF
4.754%, SOFR30A + 0.414%, 05/25/2045(A)	564	552
FNMA CMO, Ser 2015-32, Cl FA
4.754%, SOFR30A + 0.414%, 05/25/2045(A)	354	346
FNMA CMO, Ser 2015-48, Cl FB
4.754%, SOFR30A + 0.414%, 07/25/2045(A)	422	412
FNMA CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	280	240
FNMA CMO, Ser 2015-72, Cl GL
3.000%, 10/25/2045	234	202
FNMA CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	649	578
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	422	395
FNMA CMO, Ser 2016-11, Cl FG
4.804%, SOFR30A + 0.464%, 03/25/2046(A)	233	230
FNMA CMO, Ser 2016-11, Cl CF
4.804%, SOFR30A + 0.464%, 03/25/2046(A)	172	170
FNMA CMO, Ser 2016-19, Cl FD
4.854%, SOFR30A + 0.514%, 04/25/2046(A)	1,106	1,097
FNMA CMO, Ser 2016-22, Cl FG
4.854%, SOFR30A + 0.514%, 04/25/2046(A)	388	383
FNMA CMO, Ser 2016-22, Cl FA
4.854%, SOFR30A + 0.514%, 04/25/2046(A)	443	437
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	8	8
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	902	837
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	2,023	1,714
FNMA CMO, Ser 2016-61, Cl BF
4.854%, SOFR30A + 0.514%, 09/25/2046(A)	105	104
FNMA CMO, Ser 2016-64, Cl BC
1.750%, 09/25/2046	416	386
FNMA CMO, Ser 2016-69, Cl DF
4.854%, SOFR30A + 0.514%, 10/25/2046(A)	3,030	3,017
FNMA CMO, Ser 2016-69, Cl BF
4.854%, SOFR30A + 0.514%, 10/25/2046(A)	358	354

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-75, Cl FE
4.854%, SOFR30A + 0.514%, 10/25/2046(A)	$278	$275
FNMA CMO, Ser 2016-78, Cl FA
4.854%, SOFR30A + 0.514%, 03/25/2044(A)	182	179
FNMA CMO, Ser 2016-79, Cl FH
4.854%, SOFR30A + 0.514%, 11/25/2046(A)	275	272
FNMA CMO, Ser 2016-82, Cl FE
4.854%, SOFR30A + 0.514%, 11/25/2046(A)	620	613
FNMA CMO, Ser 2016-82, Cl FH
4.854%, SOFR30A + 0.514%, 11/25/2046(A)	567	559
FNMA CMO, Ser 2016-84, Cl FB
4.854%, SOFR30A + 0.514%, 11/25/2046(A)	269	266
FNMA CMO, Ser 2016-86, Cl FE
4.854%, SOFR30A + 0.514%, 11/25/2046(A)	699	692
FNMA CMO, Ser 2016-88, Cl CF
4.904%, SOFR30A + 0.564%, 12/25/2046(A)	477	472
FNMA CMO, Ser 2016-91, Cl AF
4.854%, SOFR30A + 0.514%, 12/25/2046(A)	255	252
FNMA CMO, Ser 2017-11, Cl FA
4.854%, SOFR30A + 0.514%, 03/25/2047(A)	111	109
FNMA CMO, Ser 2017-113, Cl FB
4.704%, SOFR30A + 0.364%, 01/25/2048(A)	114	112
FNMA CMO, Ser 2017-12, Cl FD
4.854%, SOFR30A + 0.514%, 03/25/2047(A)	287	283
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	406	376
FNMA CMO, Ser 2017-23, Cl FA
4.854%, SOFR30A + 0.514%, 04/25/2047(A)	310	307
FNMA CMO, Ser 2017-24, Cl PG
2.625%, 04/25/2047	1,020	887
FNMA CMO, Ser 2017-26, Cl FA
4.804%, SOFR30A + 0.464%, 04/25/2047(A)	737	728
FNMA CMO, Ser 2017-35, Cl MC
2.625%, 12/25/2044	232	224
FNMA CMO, Ser 2017-82, Cl FE
4.704%, SOFR30A + 0.364%, 10/25/2047(A)	266	265
FNMA CMO, Ser 2017-9, Cl BF
4.854%, SOFR30A + 0.514%, 03/25/2047(A)	333	329

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2017-9, Cl DF
4.854%, SOFR30A + 0.514%, 03/25/2047(A)	$242	$239
FNMA CMO, Ser 2017-9, Cl EF
4.854%, SOFR30A + 0.514%, 03/25/2047(A)	120	119
FNMA CMO, Ser 2017-96, Cl FB
4.754%, SOFR30A + 0.414%, 12/25/2047(A)	428	421
FNMA CMO, Ser 2018-1, Cl FA
4.704%, SOFR30A + 0.364%, 02/25/2048(A)	140	138
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	676	641
FNMA CMO, Ser 2018-33, Cl A
3.000%, 05/25/2048	5,746	5,138
FNMA CMO, Ser 2018-36, Cl FD
4.704%, SOFR30A + 0.364%, 06/25/2048(A)	603	594
FNMA CMO, Ser 2018-38, Cl FA
4.754%, SOFR30A + 0.414%, 06/25/2048(A)	3,481	3,384
FNMA CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	528	499
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	578	512
FNMA CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	406	366
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	140	138
FNMA CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	395	373
FNMA CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	360	314
FNMA CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	297	287
FNMA CMO, Ser 2018-86, Cl AF
4.754%, SOFR30A + 0.414%, 12/25/2048(A)	90	89
FNMA CMO, Ser 2019-13, Cl PE
3.000%, 03/25/2049	247	222
FNMA CMO, Ser 2019-15, Cl FA
4.954%, SOFR30A + 0.614%, 04/25/2049(A)	217	212
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	628	583
FNMA CMO, Ser 2019-41, Cl FG
4.954%, SOFR30A + 0.614%, 08/25/2059(A)	516	507
FNMA CMO, Ser 2019-43, Cl FC
4.854%, SOFR30A + 0.514%, 08/25/2049(A)	416	408

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2019-67, Cl FB
4.904%, SOFR30A + 0.564%, 11/25/2049(A)	$226	$222
FNMA CMO, Ser 2019-79, Cl FA
4.954%, SOFR30A + 0.614%, 01/25/2050(A)	1,122	1,097
FNMA CMO, Ser 2019-81, Cl LH
3.000%, 12/25/2049	283	253
FNMA CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	524	88
FNMA CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	846	774
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	440	263
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	335	286
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	900	711
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	855	742
FNMA CMO, Ser 2020-57, Cl LJ
2.000%, 08/25/2050	1,379	1,004
FNMA CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	457	419
FNMA CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	751	150
FNMA CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	864	176
FNMA CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	1,272	253
FNMA CMO, Ser 2020-70, Cl AD
1.500%, 10/25/2050	1,210	913
FNMA CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	1,475	1,182
FNMA CMO, Ser 2021-40, Cl DW
2.000%, 06/25/2041	96	84
FNMA CMO, Ser 2021-42, Cl AC
2.000%, 02/25/2051	404	348
FNMA CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	259	229
FNMA CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	828	675
FNMA CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	507	446
FNMA CMO, Ser 2021-95, Cl CP
1.500%, 08/25/2051	227	190
FNMA CMO, Ser 2022-11, Cl D
3.000%, 01/25/2050	553	507
FNMA CMO, Ser 2022-18, Cl DL
3.250%, 07/25/2046	691	647
FNMA CMO, Ser 2022-3, Cl N
2.000%, 10/25/2047	1,511	1,328

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2022-4, Cl MH
3.000%, 09/25/2048	$556	$516
FNMA CMO, Ser 2022-62, Cl KA
3.250%, 09/25/2052	294	275
FNMA CMO, Ser 2022-89, Cl AY
3.000%, 02/25/2048	604	512
FNMA CMO, Ser 2022-9, Cl DJ
3.250%, 03/25/2049	395	367
FNMA CMO, Ser 2023-14, Cl EJ
2.750%, 04/25/2049	471	434
FNMA CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	2,692	337
FNMA CMO, Ser 2023-37, Cl FH
4.854%, SOFR30A + 0.514%, 01/25/2050(A)	845	830
FNMA CMO, Ser 2023-38, Cl FC
5.004%, SOFR30A + 0.664%, 06/25/2040(A)	643	641
FNMA CMO, Ser 2023-38, Cl FD
5.204%, SOFR30A + 0.864%, 10/25/2039(A)	193	192
FNMA CMO, Ser 2024-64, Cl KY
3.000%, 12/25/2043	284	245
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	347	54
FNMA Interest CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	464	422
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	717	672
FNMA TBA
6.000%, 04/01/2032	15,145	15,382
5.500%, 04/30/2035	8,530	8,519
5.000%, 04/30/2037	13,650	13,378
4.500%,	12,425	11,884
4.000%, 05/15/2055	13,725	12,768
3.500%, 05/15/2055	35,620	32,101
3.000%, 04/01/2043	6,675	5,784
2.500%, 04/15/2055	8,275	6,880
2.000%, 04/15/2055	7,300	5,800
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	94
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
6.617%, SOFR30A + 2.264%, 01/25/2026(A)(D)	709	702
GNMA
8.000%, 11/15/2029 to 09/15/2030	17	17
7.500%, 03/15/2029 to 10/15/2037	20	20
7.000%, 09/15/2031	8	8
6.500%, 07/15/2028 to 12/15/2035	403	416
6.000%, 01/15/2029 to 01/20/2054	2,129	2,193
5.500%, 11/20/2052 to 08/20/2053	4,370	4,394
5.000%, 07/20/2040 to 08/20/2053	9,521	9,436
4.700%, 09/20/2061(A)	26	26

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.625%, H15T1Y + 1.500%, 02/20/2034(A)	$59	$60
4.500%, 04/20/2041 to 10/20/2054	12,508	12,041
4.374%, 01/20/2069(A)	2	2
4.000%, 09/20/2047 to 08/20/2052	13,641	12,819
3.500%, 03/20/2046 to 11/20/2053	26,008	23,958
3.000%, 03/15/2043 to 02/20/2054	29,026	25,881
2.500%, 12/20/2037 to 03/20/2052	24,859	21,109
2.000%, 08/20/2050 to 10/20/2051	23,551	19,110
GNMA CMO, Ser 2007-78, Cl SA, IO
2.096%, 12/16/2037(A)	235	12
GNMA CMO, Ser 2009-66, Cl XS, IO
2.366%, 07/16/2039(A)	94	5
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	404	399
GNMA CMO, Ser 2010-4, Cl NS, IO
1.956%, 01/16/2040(A)	1,642	180
GNMA CMO, Ser 2012-34, Cl SA, IO
1.616%, 03/20/2042(A)	189	18
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	459	421
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	327	294
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	494	434
GNMA CMO, Ser 2016-136, Cl A
3.000%, 07/20/2044	270	242
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	603	492
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	180	148
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	1,100	990
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	375	350
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	414	379
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	236	209
GNMA CMO, Ser 2020-63, Cl UD
1.750%, 04/20/2050	406	334
GNMA CMO, Ser 2021-105, Cl P
1.750%, 06/20/2051	1,924	1,550
GNMA CMO, Ser 2021-107, Cl DB
1.750%, 04/20/2051	1,812	1,460
GNMA CMO, Ser 2021-135, Cl A
2.000%, 08/20/2051	330	267
GNMA CMO, Ser 2021-160, Cl NE
2.000%, 09/20/2051	2,545	2,145
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	1,484	1,225
GNMA CMO, Ser 2021-215, Cl GA
2.000%, 12/20/2051	2,224	1,917

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-225, Cl YC
2.000%, 12/20/2051	$357	$297
GNMA CMO, Ser 2021-24, Cl BC
1.250%, 02/20/2051	465	361
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	408	404
GNMA CMO, Ser 2021-27, Cl CW
5.001%, 02/20/2051(A)	578	573
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	441	437
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	462	453
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	398	395
GNMA CMO, Ser 2021-89, Cl LK
2.000%, 05/20/2051	790	669
GNMA CMO, Ser 2021-97, Cl QK
2.000%, 06/20/2051	1,916	1,588
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	1,912	1,609
GNMA CMO, Ser 2022-138, Cl PT
2.500%, 10/20/2051	2,847	2,348
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	460	448
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	766	639
GNMA CMO, Ser 2022-197, Cl LF
5.044%, SOFR30A + 0.700%, 11/20/2052(A)	1,764	1,745
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	694	558
GNMA CMO, Ser 2022-24, Cl AH
2.500%, 02/20/2052	1,065	919
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	1,195	1,069
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	887	828
GNMA CMO, Ser 2022-46, Cl LY
3.000%, 03/20/2052	256	211
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	2,166	1,815
GNMA CMO, Ser 2022-50, Cl CA
3.000%, 03/20/2052	1,526	1,354
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	997	944
GNMA CMO, Ser 2022-78, Cl HW
2.500%, 04/20/2052	327	254
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	3,661	3,063
GNMA CMO, Ser 2022-9, Cl GA
2.000%, 01/20/2052	979	812
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	200	161

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2023-196, Cl E
3.000%, 09/20/2048	$601	$565
GNMA CMO, Ser 2023-81, Cl YJ
3.500%, 06/20/2053	1,920	1,652
GNMA CMO, Ser 2024-110, Cl JL
3.000%, 10/20/2049	689	584
GNMA CMO, Ser 2024-110, Cl JC
3.000%, 09/20/2047	2,712	2,540
GNMA CMO, Ser 2024-184, Cl GC
3.500%, 10/20/2051	13,581	12,879
GNMA CMO, Ser 2024-30, Cl AF
5.594%, SOFR30A + 1.250%, 02/20/2054(A)	307	307
GNMA CMO, Ser 2024-30, Cl DF
5.644%, SOFR30A + 1.300%, 02/20/2054(A)	727	730
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	350	317
GNMA CMO, Ser 2024-97, Cl FW
5.494%, SOFR30A + 1.150%, 06/20/2054(A)	1,314	1,313
GNMA CMO, Ser 2025-1, Cl GC
3.500%, 10/20/2051	8,543	8,100
GNMA CMO, Ser 2025-7, Cl EL
2.500%, 01/20/2055	296	205
GNMA TBA
6.000%, 04/28/2036	25,500	25,880
5.500%, 04/22/2034	8,950	8,968
5.000%, 04/01/2040	15,175	14,925
4.500%, 04/01/2039	7,000	6,716
4.000%, 04/01/2040	13,175	12,332
2.500%, 04/15/2048	16,700	14,243
GNMA, Ser 11, Cl IX, IO
1.161%, 12/16/2062(A)	3,038	253
GNMA, Ser 110, Cl IO, IO
0.875%, 11/16/2063(A)	2,298	157
GNMA, Ser 118, Cl IO, IO
0.883%, 06/16/2062(A)	3,584	227
GNMA, Ser 14, Cl IO, IO
1.329%, 06/16/2063(A)	2,594	239
GNMA, Ser 147, Cl KI
1.144%, 06/16/2061(A)	2,573	204
GNMA, Ser 169, Cl IO, IO
1.113%, 06/16/2061(A)	2,845	229
GNMA, Ser 171, Cl IO, IO
0.653%, 09/16/2059(A)	5,260	200
GNMA, Ser 179, Cl IO, IO
0.610%, 09/16/2063(A)	8,127	352
GNMA, Ser 181, Cl IO, IO
0.981%, 07/16/2063(A)	2,907	205
GNMA, Ser 2012-112, Cl IO, IO
0.108%, 02/16/2053(A)	315	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	$138	$124
GNMA, Ser 45, Cl IO, IO
0.541%, 03/16/2059(A)	6,951	242
GNMA, Ser 59, Cl IO, IO
0.571%, 02/16/2062(A)	3,314	146
GNMA, Ser 60, Cl IO, IO
0.826%, 05/16/2063(A)	2,279	142
GNMA, Ser 68, Cl IO, IO
1.615%, 05/16/2060(A)	2,491	275
GNMA, Ser 89, Cl IA, IO
1.168%, 04/16/2062(A)	2,991	240
GNMA, Ser 92, Cl IA, IO
0.611%, 06/16/2064(A)	1,990	112
GNMA, Ser 92, Cl AH
2.000%, 06/16/2064	2,089	1,584

		1,311,186
Automotive — 0.2%
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028(D)	320	320
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A3
4.900%, 09/17/2029(D)	230	232
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028(D)	2,798	2,816
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A3
4.730%, 06/17/2030(D)	1,810	1,823
Wheels Fleet Lease Funding 1, Ser 2025-1A, Cl A1
4.570%, 01/18/2040(D)	1,300	1,297

		6,488
Credit Cards — 0.1%
Chase Issuance Trust, Ser 2023-A1, Cl A
5.160%, 09/15/2028	2,005	2,028
Synchrony Card Issuance Trust, Ser 2025-A1, Cl A
4.780%, 02/15/2031	1,736	1,756

		3,784
Non-Agency Mortgage-Backed Obligations — 4.6%
1211 Avenue of the Americas Trust, Ser 2015-1211, Cl A1A2
3.901%, 08/10/2035(D)	2,276	2,230
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(C)(D)	2,547	2,542

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
6.719%, TSFR6M + 2.428%, 06/25/2045(A)	$138	$137
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
6.440%, TSFR6M + 2.178%, 11/25/2045(A)	606	225
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
4.835%, TSFR1M + 0.514%, 03/25/2046(A)	1,703	1,508
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(D)	203	189
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(D)	43	42
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(D)	414	342
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(A)(D)	4,065	3,830
Angel Oak Mortgage Trust, Ser 2023-1, Cl A1
4.750%, 09/26/2067(C)(D)	1,750	1,735
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038(A)(D)	1,790	1,734
BANK, Ser BNK40, Cl A4
3.393%, 03/15/2064(A)	605	547
BANK, Ser BNK44, Cl A5
5.744%, 11/15/2055(A)	387	404
BANK, Ser BNK48, Cl ASB
4.971%, 10/15/2057	680	683
BANK, Ser BNK49, Cl A5
5.623%, 03/15/2058(A)	839	872
BANK5 Trust, Ser 5YR13, Cl A3
5.753%, 01/15/2058(A)	665	688
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(A)(D)	2,708	2,409
Bayview Opportunity Master Fund VI Trust, Ser 2021-6, Cl A5
2.500%, 10/25/2051(A)(D)	5,194	4,572
BBCMS Mortgage Trust, Ser 5C33, Cl A4
5.839%, 03/15/2058	1,985	2,063
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(A)	675	701
BBCMS Mortgage Trust, Ser C2, Cl ASB
4.236%, 12/15/2051	148	147
BBCMS Mortgage Trust, Ser C32, Cl A5
5.720%, 02/15/2062	2,103	2,200

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	$472	$457
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	266	260
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.545%, 05/25/2034(A)	4	3
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
6.411%, 10/25/2033(A)	173	159
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035(A)	418	398
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
4.575%, TSFR1M + 0.254%, 03/25/2037(A)	2,077	1,935
Benchmark Mortgage Trust, Ser B33, Cl A5
3.458%, 03/15/2055	800	725
Benchmark Mortgage Trust, Ser B35, Cl AS
4.443%, 05/15/2055(A)	530	489
Benchmark Mortgage Trust, Ser B35, Cl A5
4.443%, 05/15/2055(A)	485	464
Benchmark Mortgage Trust, Ser V13, Cl A4
5.815%, 02/15/2058(A)	785	816
BMO Mortgage Trust, Ser C1, Cl A1
2.198%, 02/15/2055	302	296
BMO Mortgage Trust, Ser C11, Cl A5
5.687%, 02/15/2058	828	863
BPR Trust, Ser STAR, Cl A
7.551%, TSFR1M + 3.232%, 08/15/2039(A)(D)	1,785	1,784
BPR Trust, Ser TY, Cl A
5.485%, TSFR1M + 1.164%, 09/15/2038(A)(D)	415	413
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	177	172
BX Commercial Mortgage Trust, Ser AIRC, Cl A
6.010%, TSFR1M + 1.691%, 08/15/2039(A)(D)	530	530
BX Commercial Mortgage Trust, Ser BIO2, Cl D
7.713%, 08/13/2041(A)(D)	560	554
BX Commercial Mortgage Trust, Ser VIV4, Cl A
2.843%, 03/09/2044(D)	2,000	1,808
BX Commercial Mortgage Trust, Ser VLT5, Cl A
5.050%, 11/13/2046(A)(D)	790	786
BX Commercial Mortgage Trust, Ser VOLT, Cl A
5.134%, TSFR1M + 0.814%, 09/15/2036(A)(D)	2,057	2,039

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser XL3, Cl A
6.081%, TSFR1M + 1.761%, 12/09/2040(A)(D)	$609	$609
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	1,200	1,108
BX Trust, Ser LBA, Cl AV
5.235%, TSFR1M + 0.914%, 02/15/2036(A)(D)	356	354
BX Trust, Ser VLT6, Cl A
5.762%, TSFR1M + 1.443%, 03/15/2042(A)(D)	1,505	1,497
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
5.687%, TSFR1M + 1.367%, 12/15/2037(A)(D)	2,280	2,276
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	480	458
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	359
CFCRE Commercial Mortgage Trust, Ser C4, Cl AM
3.691%, 05/10/2058	2,502	2,456
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
6.523%, 02/25/2037(A)	3	3
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
6.583%, 02/25/2037(A)	4	3
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
7.256%, 06/25/2035(A)	2	2
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.689%, 03/25/2037(C)	128	127
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,459
Citigroup Commercial Mortgage Trust, Ser C5, Cl AS
4.408%, 06/10/2051(A)	2,229	2,162
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
7.740%, 09/25/2033(A)	3	3
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(D)	535	444
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(D)	581	483

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2024-4, Cl A1
5.949%, 07/25/2069(C)(D)	$1,632	$1,641
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	213	203
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
0.689%, 02/10/2048(A)	36	–
COMM Mortgage Trust, Ser CR14, Cl B
3.572%, 02/10/2047(A)	474	454
COMM Mortgage Trust, Ser CR26, Cl C
4.463%, 10/10/2048(A)	870	806
COMM Mortgage Trust, Ser LC23, Cl A3
3.521%, 10/10/2048	353	351
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
7.339%, 10/25/2033(A)	167	166
Credit Suisse Mortgage Trust, Ser 2022-7R, Cl 1A1
9.350%, SOFR30A + 3.500%, 10/25/2066(A)(D)	4	4
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(C)(D)	1,521	1,532
CSAIL Commercial Mortgage Trust, Ser C20, Cl A3
2.805%, 03/15/2054	810	718
CSMC Trust, Ser 2017-RPL1, Cl M2
2.975%, 07/25/2057(A)(D)	1,760	1,361
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(D)	1,519	1,385
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(D)	991	869
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	780	712
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(D)	3,915	3,381
CSMC, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(D)	2,391	2,378
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	1,240	1,116
EFMT, Ser 2023-1, Cl A3
6.544%, 02/25/2068(C)(D)	1,137	1,140
ELP Commercial Mortgage Trust, Ser ELP, Cl C
5.754%, TSFR1M + 1.434%, 11/15/2038(A)(D)	2,497	2,484
EQUS Mortgage Trust, Ser EQAZ, Cl B
5.685%, TSFR1M + 1.364%, 10/15/2038(A)(D)	790	785
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(A)(D)	16	15

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Fontainebleau Miami Beach Mortgage Trust, Ser FBLU, Cl A
5.769%, TSFR1M + 1.450%, 12/15/2039(A)(D)	$1,705	$1,704
GPMT, Ser 2021-FL3, Cl A
5.931%, TSFR1M + 1.614%, 07/16/2035(A)(D)	395	393
GS Mortgage Securities II, Ser ARDN, Cl B
6.084%, TSFR1M + 1.764%, 11/15/2036(A)(D)	1,623	1,618
GS Mortgage Securities II, Ser SHIP, Cl A
4.322%, 09/10/2038(A)(D)	1,235	1,226
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047(A)	680	645
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	1,055	913
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	1,290	1,260
GS Mortgage-Backed Securities Trust, Ser 2024-RPL4, Cl A1
3.900%, 09/25/2061(C)(D)	2,320	2,240
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
6.323%, 10/25/2033(A)	78	79
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	6	6
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	1	1
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
5.873%, 05/19/2034(A)	290	278
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(D)	1,225	1,133
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/2041(A)(D)	1,240	1,125
Hudson Yards Mortgage Trust, Ser SPRL, Cl A
5.467%, 01/13/2040(A)(D)	945	961
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051(D)	44	43
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	1,500	1,392
JP Morgan Chase Commercial Mortgage Securities Trust, Ser JP2, Cl A4
2.822%, 08/15/2049	980	954

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Ser JP4, Cl A3
3.393%, 12/15/2049	$176	$173
JP Morgan Mortgage Trust, Ser 2006-A2, Cl 5A3
7.122%, 11/25/2033(A)	4	4
JP Morgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(D)	120	104
LAQ Mortgage Trust, Ser LAQ, Cl A
6.411%, TSFR1M + 2.091%, 03/15/2036(A)(D)	33	32
Legacy Mortgage Asset Trust, Ser 2021-GS2, Cl A1
4.750%, 04/25/2061(C)(D)	383	383
Lehman XS Trust, Ser 2007-16N, Cl 2A2
6.135%, TSFR1M + 1.814%, 09/25/2047(A)	3,149	2,818
LEX Mortgage Trust, Ser BBG, Cl A
4.874%, 10/13/2033(A)(D)	1,335	1,323
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035(B)(D)	1	1
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
7.268%, 07/25/2033(A)	5	5
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(D)	212	184
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(D)	379	343
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(D)	350	333
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(D)	627	594
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	248
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 5C1, Cl A3
5.635%, 03/15/2030	571	589
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052(A)	1,030	944
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
0.947%, 11/15/2049(A)	2,682	29
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	388	336
Morgan Stanley Capital I Trust, Ser L8, Cl AS
3.793%, 04/15/2055(A)	580	520

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(A)(D)	$4,740	$3,878
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl A1
6.500%, 02/25/2054(A)(D)	1,376	1,394
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(A)(D)	620	617
MSWF Commercial Mortgage Trust, Ser 2, Cl XA, IO
0.907%, 12/15/2056(A)	5,214	315
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(D)	94	89
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(D)	272	235
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	1,513	1,500
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl A1
6.129%, 03/25/2064(C)(D)	1,246	1,253
NJ Trust, Ser GSP, Cl A
6.697%, 01/06/2029(A)(D)	780	818
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(A)(D)	11	11
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(D)	419	341
OBX Trust, Ser 2021-NQM3, Cl A3
1.362%, 07/25/2061(A)(D)	865	709
OBX Trust, Ser 2023-NQM1, Cl A1
5.928%, 11/25/2063(C)(D)	1,565	1,570
OBX Trust, Ser 2023-NQM3, Cl A1
5.949%, 02/25/2063(C)(D)	1,152	1,154
OBX Trust, Ser 2024-NQM10, Cl A3
6.433%, 05/25/2064(C)(D)	384	387
OBX Trust, Ser 2024-NQM11, Cl A3
6.230%, 06/25/2064(C)(D)	851	855
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(A)(D)	3,244	2,887
Oceanview Mortgage Trust, Ser 2025-1, Cl AF1
5.140%, SOFR30A + 0.800%, 11/25/2054(A)(D)	2,050	2,040
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	1,570	1,402
PHH Alternative Mortgage Trust, Ser 2007-3, Cl A3
5.035%, TSFR1M + 0.714%, 07/25/2037(A)	1,920	1,878
PMT Loan Trust, Ser 2024-INV1, Cl A3
5.500%, 10/25/2059(A)(D)	3,501	3,470

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)	$1	$1
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(D)	1,333	1,312
PRKCM Trust, Ser 2023-AFC1, Cl A1
6.598%, 02/25/2058(C)(D)	1,114	1,119
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/2054(A)(D)	2,561	2,582
RCKT Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(A)(D)	424	347
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(D)	526	429
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045(C)(D)	1,830	1,837
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055(C)(D)	1,853	1,854
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.965%, 12/25/2034(A)	168	152
ROCK Trust, Ser 2024-CNTR, Cl A
5.388%, 11/13/2041(D)	900	907
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.036%, 10/25/2048(A)(D)	872	867
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043(A)(D)	390	342
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(D)	75	66
SG Commercial Mortgage Securities Trust, Ser C5, Cl A3
2.779%, 10/10/2048	395	385
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(D)	158	147
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(D)	98	93
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(D)	104	98
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(D)	483	432
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
4.815%, TSFR1M + 0.494%, 09/25/2047(A)	1,763	1,630
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
4.855%, TSFR1M + 0.534%, 02/25/2037(A)	1,535	1,505

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
6.811%, 07/25/2033(A)	$14	$14
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
6.093%, 12/25/2033(A)	5	5
SWCH Commercial Mortgage Trust, Ser DATA, Cl A
5.762%, TSFR1M + 1.443%, 03/15/2042(A)(D)	832	823
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(D)	312	303
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(D)	507	489
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(D)	352	325
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	401	391
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(D)	77	76
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(D)	214	188
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(D)	421	373
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(D)	370	316
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(D)	470	388
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(D)	1,157	984
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(C)(D)	558	499
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(A)(D)	498	453
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(D)	129	124
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(D)	187	176
Verus Securitization Trust, Ser 2024-6, Cl A3
6.154%, 07/25/2069(C)(D)	411	412
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
6.512%, 10/25/2033(A)	13	13

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
6.555%, 09/25/2033(A)	$15	$15
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
3.822%, 06/25/2033(A)	1	1
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	34	33
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
5.664%, 06/25/2034(A)	8	8
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
5.995%, TSFR1M + 1.674%, 10/25/2045(A)	114	114
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.955%, TSFR1M + 0.634%, 11/25/2045(A)	2,883	2,762
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
5.335%, 12MTA + 0.700%, 02/25/2047(A)	838	745
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.153%, 11/15/2059(A)	4,279	52
Wells Fargo Commercial Mortgage Trust, Ser C64, Cl A5
5.645%, 02/15/2058	1,024	1,063
WFRBS Commercial Mortgage Trust, Ser C22, Cl B
4.371%, 09/15/2057(A)	245	224

		160,266
Other Asset-Backed Securities — 0.5%
LCM 37, Ser 2024-37A, Cl A1R
5.362%, TSFR3M + 1.060%, 04/15/2034(A)(D)	3,500	3,481
MF1, Ser 2025-FL17, Cl A
5.632%, TSFR1M + 1.320%, 02/18/2040(A)(D)	1,450	1,448
Octagon Investment Partners 41, Ser 2025-2A, Cl A2R2
5.903%, TSFR3M + 1.600%, 10/15/2033(A)(D)	3,000	3,000
RR 8, Ser 2024-8A, Cl A2R
6.002%, TSFR3M + 1.700%, 07/15/2037(A)(D)	2,810	2,808
SCF Equipment Trust, Ser 2025-1A, Cl A2
4.820%, 07/22/2030(D)	980	981
Switch ABS Issuer, Ser 2025-1A, Cl A2
5.036%, 03/25/2055(D)	2,880	2,778

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verizon Master Trust, Ser 2025-3, Cl A1A
4.510%, 03/20/2030	$1,812	$1,813
Verizon Master Trust, Ser 2025-4, Cl A
4.760%, 03/21/2033(D)	1,812	1,812

		18,121
Total Mortgage-Backed Securities
(Cost $1,541,132) ($ Thousands)		1,499,845

U.S. TREASURY OBLIGATIONS — 31.8%
U.S. Treasury Bills
4.226%, 07/24/2025 (E)	645	636
4.168%, 09/18/2025 (E)	8,550	8,385
U.S. Treasury Bonds
4.750%, 02/15/2045	82,977	84,494
4.625%, 11/15/2044	8,635	8,646
4.625%, 05/15/2054	281	282
4.625%, 02/15/2055	52,116	52,206
4.500%, 11/15/2054	17,220	16,967
4.250%, 08/15/2054	18,624	17,579
4.125%, 08/15/2044	1,355	1,269
3.625%, 08/15/2043	7,410	6,514
3.375%, 11/15/2048	15,190	12,329
3.125%, 02/15/2043	1,725	1,416
3.125%, 05/15/2048	25,639	19,957
3.000%, 02/15/2048	10,157	7,742
3.000%, 08/15/2048	10,501	7,974
3.000%, 02/15/2049	18,760	14,187
2.875%, 05/15/2052	8,890	6,455
2.500%, 02/15/2045	4,760	3,432
2.375%, 02/15/2042	2,362	1,753
2.375%, 05/15/2051	8,800	5,755
2.250%, 08/15/2046	15,921	10,708
2.250%, 08/15/2049	39	25
2.000%, 11/15/2041	30,258	21,253
2.000%, 08/15/2051	6,600	3,931
1.750%, 08/15/2041	54,627	37,020
1.375%, 11/15/2040	21,521	13,985
1.125%, 05/15/2040	869	550
1.125%, 08/15/2040	8,611	5,396
U.S. Treasury Inflation Indexed Bonds
2.125%, 01/15/2035	12,846	13,185
U.S. Treasury Notes
4.625%, 11/15/2026	939	949
4.625%, 02/15/2035	62,336	64,401
4.500%, 05/15/2027	10,120	10,240
4.375%, 01/31/2032	7,022	7,146
4.250%, 12/31/2026	21,364	21,474
4.250%, 01/15/2028	39,365	39,734
4.250%, 02/15/2028	555	560
4.250%, 01/31/2030	1,601	1,622

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.125%, 01/31/2027	$3,500	$3,512
4.125%, 02/28/2027	5,853	5,875
4.125%, 11/15/2027	5,203	5,233
4.125%, 10/31/2029	1,091	1,099
4.125%, 02/29/2032	11,915	11,947
4.125%, 03/31/2032	14,395	14,436
4.000%, 02/28/2030	313	314
4.000%, 03/31/2030	219,781	220,227
3.875%, 03/31/2027	76,105	76,078
3.875%, 03/15/2028	84,295	84,282
3.750%, 08/31/2031	2,529	2,485
3.625%, 03/31/2030	1,189	1,171
3.500%, 09/30/2026	98	97
3.500%, 09/30/2029	205	201
2.875%, 05/15/2028	14,352	13,922
2.875%, 04/30/2029	10,714	10,293
2.750%, 04/30/2027	3,854	3,766
2.625%, 05/31/2027	6,469	6,298
2.625%, 07/31/2029	17,320	16,424
2.375%, 05/15/2027	21,660	20,987
2.375%, 03/31/2029	10,925	10,303
2.125%, 05/31/2026	5,500	5,382
1.875%, 02/28/2027	2,130	2,050
1.875%, 02/28/2029	5,638	5,224
1.875%, 02/15/2032	5,908	5,130
1.750%, 01/31/2029	2,961	2,735
1.375%, 10/31/2028	307	281
1.250%, 04/30/2028	5,832	5,389
1.250%, 05/31/2028	16,869	15,552
1.250%, 09/30/2028	1,410	1,288
1.125%, 08/31/2028	2,604	2,375
1.000%, 07/31/2028	483	440
0.750%, 08/31/2026	3,225	3,083
0.750%, 01/31/2028	22,963	21,048
0.500%, 08/31/2027	1,566	1,445

Total U.S. Treasury Obligations
(Cost $1,114,167) ($ Thousands)		1,110,529

CORPORATE OBLIGATIONS — 21.3%
Communication Services — 1.5%
Altice Financing
9.625%, 07/15/2027 (D)	130	110
5.750%, 08/15/2029 (D)	173	127
5.000%, 01/15/2028 (D)	89	67
AT&T
3.800%, 12/01/2057	453	318
3.650%, 09/15/2059	326	220
3.550%, 09/15/2055	6,120	4,147
3.500%, 06/01/2041	246	190
3.500%, 09/15/2053	2,197	1,498

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CCO Holdings
4.750%, 02/01/2032 (D)		$300	$266
4.500%, 05/01/2032		1,240	1,077
Charter Communications Operating
6.150%, 11/10/2026		1,440	1,469
6.100%, 06/01/2029		2,053	2,120
5.750%, 04/01/2048		870	750
5.500%, 04/01/2063		182	146
5.250%, 04/01/2053		318	257
4.800%, 03/01/2050		1,110	837
3.900%, 06/01/2052		1,345	870
3.700%, 04/01/2051		1,250	788
3.500%, 06/01/2041		132	92
3.500%, 03/01/2042		827	566
Comcast
5.350%, 05/15/2053		564	526
4.400%, 08/15/2035		1,540	1,446
4.049%, 11/01/2052		248	188
2.987%, 11/01/2063		288	164
2.937%, 11/01/2056		590	347
2.887%, 11/01/2051		2,135	1,302
1.500%, 02/15/2031		1,060	886
Consolidated Communications
6.500%, 10/01/2028 (D)		485	468
Global Switch Finance BV MTN
1.375%, 10/07/2030	EUR	580	586
Meta Platforms
5.550%, 08/15/2064		$2,693	2,650
5.400%, 08/15/2054		2,026	1,985
4.750%, 08/15/2034		903	897
4.550%, 08/15/2031		401	402
4.450%, 08/15/2052		777	661
Netflix
5.400%, 08/15/2054		442	434
4.900%, 08/15/2034		300	300
Paramount Global
6.875%, 04/30/2036		1,345	1,380
5.900%, 10/15/2040		455	406
Sprint Spectrum
5.152%, 03/20/2028 (D)		2,131	2,136
Time Warner Entertainment
8.375%, 07/15/2033		270	308
T-Mobile USA
5.875%, 11/15/2055		364	366
5.125%, 05/15/2032		958	964
4.700%, 01/15/2035		745	717
3.875%, 04/15/2030		285	273
3.750%, 04/15/2027		2,105	2,075
3.500%, 04/15/2025		1,910	1,909
3.400%, 10/15/2052		1,215	821
Verizon Communications
5.500%, 02/23/2054		183	178
5.250%, 04/02/2035		909	911

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.400%, 11/01/2034	$172	$163
4.272%, 01/15/2036	605	555
2.987%, 10/30/2056	521	313
2.650%, 11/20/2040	155	109
Vmed O2 UK Financing I
4.750%, 07/15/2031 (D)	630	547
Walt Disney
3.500%, 05/13/2040	1,675	1,359
Warnermedia Holdings
5.141%, 03/15/2052	5,798	4,227
5.050%, 03/15/2042	3,266	2,612
4.279%, 03/15/2032	630	555

		52,041

Consumer Discretionary — 0.9%
Amazon.com
3.875%, 08/22/2037	985	885
AutoZone
6.250%, 11/01/2028	330	347
BMW US Capital
5.050%, 03/21/2030 (D)	775	779
Caesars Entertainment
7.000%, 02/15/2030 (D)	460	466
CSC Holdings
11.250%, 05/15/2028 (D)	1,950	1,885
4.125%, 12/01/2030 (D)	590	427
3.375%, 02/15/2031 (D)	200	143
Dick's Sporting Goods
4.100%, 01/15/2052	1,121	805
Ferrellgas
5.875%, 04/01/2029 (D)	870	788
5.375%, 04/01/2026 (D)	1,350	1,336
Ford Motor Credit
6.500%, 02/07/2035	1,685	1,654
6.054%, 11/05/2031	4,092	4,009
6.050%, 03/05/2031	73	72
3.815%, 11/02/2027	261	249
2.900%, 02/10/2029	1,936	1,732
General Motors
5.600%, 10/15/2032	150	149
General Motors Financial
5.950%, 04/04/2034	1,205	1,199
5.350%, 01/07/2030	371	370
4.350%, 01/17/2027	110	109
2.700%, 06/10/2031	1,321	1,127
Hilton Domestic Operating
6.125%, 04/01/2032 (D)	270	271
3.625%, 02/15/2032 (D)	530	465
Home Depot
4.850%, 06/25/2031	260	263
4.750%, 06/25/2029	392	397
3.625%, 04/15/2052	251	184

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hyundai Capital America
5.300%, 06/24/2029 (D)		$530	$535
5.150%, 03/27/2030 (D)		1,117	1,113
Las Vegas Sands
6.000%, 08/15/2029		260	266
3.900%, 08/08/2029		150	141
2.900%, 06/25/2025		210	209
Lowe's
5.000%, 04/15/2040		725	684
4.250%, 04/01/2052		557	436
3.500%, 04/01/2051		420	289
McDonald's MTN
6.300%, 03/01/2038		393	428
4.250%, 03/07/2035	EUR	200	223
Newell Brands
5.700%, 04/01/2026		$68	68
Starbucks
3.500%, 11/15/2050		435	303
Time Warner Cable
7.300%, 07/01/2038		530	556
6.750%, 06/15/2039		10	10
6.550%, 05/01/2037		268	266
5.875%, 11/15/2040		1,405	1,288
5.500%, 09/01/2041		1,059	919
4.500%, 09/15/2042		155	118
Toyota Motor Credit
5.100%, 03/21/2031		1,190	1,209
4.950%, 01/09/2030		292	297
Virgin Media Secured Finance
5.500%, 05/15/2029 (D)		250	237
Volkswagen Financial Services
3.875%, 11/19/2031	EUR	1,300	1,395
Volkswagen Group of America Finance
5.800%, 03/27/2035 (D)		$1,062	1,045
5.350%, 03/27/2030 (D)		901	898
Volkswagen International Finance
7.875%, EUSA9 + 4.783%(A)(F)	EUR	400	482

			33,526

Consumer Staples — 1.1%
Altria Group
4.875%, 02/04/2028		$455	458
Anheuser-Busch
4.900%, 02/01/2046		2,802	2,584
4.700%, 02/01/2036		3,171	3,058
Anheuser-Busch InBev MTN
3.950%, 03/22/2044	EUR	730	757
Anheuser-Busch InBev Worldwide
5.450%, 01/23/2039		$907	921
BAT Capital
6.250%, 08/15/2055		520	519
5.834%, 02/20/2031		1,475	1,533
5.625%, 08/15/2035		1,463	1,469

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.350%, 08/15/2032		$2,390	$2,404
4.540%, 08/15/2047		734	586
4.390%, 08/15/2037		264	232
Bunge Finance
4.650%, 09/17/2034		960	928
4.200%, 09/17/2029		540	531
1.630%, 08/17/2025		264	261
Coca-Cola
5.200%, 01/14/2055		170	164
Imperial Brands Finance
3.500%, 07/26/2026 (D)		635	626
Imperial Brands Finance MTN
5.875%, 07/01/2034 (D)		641	650
JBS USA Holding Lux Sarl
7.250%, 11/15/2053		815	919
6.750%, 03/15/2034		1,337	1,443
6.500%, 12/01/2052		2,843	2,945
5.750%, 04/01/2033		353	359
3.750%, 12/01/2031		183	167
3.625%, 01/15/2032		922	831
3.000%, 02/02/2029		60	56
3.000%, 05/15/2032		1,371	1,179
JBS USA LUX Sarl
6.375%, 02/25/2055 (D)		172	176
Keurig Dr Pepper
5.300%, 03/15/2034		1,355	1,380
Kroger
5.500%, 09/15/2054		949	895
5.000%, 09/15/2034		390	381
Mars
5.200%, 03/01/2035 (D)		3,935	3,955
Mondelez International
2.375%, 03/06/2035	EUR	595	571
Opal Bidco SAS
6.500%, 03/31/2032 (D)		$50	50
Philip Morris International
5.750%, 11/17/2032		315	330
5.500%, 09/07/2030		361	375
5.375%, 02/15/2033		810	826
5.250%, 09/07/2028		308	315
5.000%, 11/17/2025		544	546
Pilgrim's Pride
3.500%, 03/01/2032		350	308
Reynolds American
8.125%, 05/01/2040		570	675
5.850%, 08/15/2045		490	468
Spectrum Brands
3.875%, 03/15/2031 (D)		655	558
Sysco
5.100%, 09/23/2030		882	895
Tyson Foods
5.700%, 03/15/2034		517	530

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.150%, 08/15/2044	$194	$178

		38,992

Energy — 1.3%
BP Capital Markets America
4.893%, 09/11/2033	715	704
4.812%, 02/13/2033	1,440	1,416
Chevron USA
4.980%, 04/15/2035	352	353
4.819%, 04/15/2032	353	355
Continental Resources
2.268%, 11/15/2026 (D)	2,075	1,989
Devon Energy
7.875%, 09/30/2031	600	683
5.750%, 09/15/2054	280	256
5.200%, 09/15/2034	1,868	1,802
Diamondback Energy
5.900%, 04/18/2064	516	485
5.750%, 04/18/2054	840	792
5.550%, 04/01/2035	907	911
5.200%, 04/18/2027	260	263
5.150%, 01/30/2030	485	492
Eastern Energy Gas Holdings
5.800%, 01/15/2035	1,875	1,935
Ecopetrol
5.875%, 05/28/2045	976	686
4.625%, 11/02/2031	160	133
Energy Transfer
6.550%, 12/01/2033	490	524
6.400%, 12/01/2030	1,530	1,630
6.200%, 04/01/2055	69	68
6.000%, 02/01/2029 (D)	642	653
5.950%, 05/15/2054	1,219	1,164
5.700%, 04/01/2035	1,336	1,346
5.300%, 04/15/2047	262	232
5.250%, 07/01/2029	655	665
4.000%, 10/01/2027	600	591
Eni
5.950%, 05/15/2054 (D)	200	196
Enterprise Products Operating
5.550%, 02/16/2055	433	421
4.950%, 02/15/2035	1,299	1,281
4.150%, 10/16/2028	1,605	1,589
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (D)	458	387
2.160%, 03/31/2034 (D)	531	467
1.750%, 09/30/2027 (D)	360	347
Greensaif Pipelines Bidco Sarl
6.103%, 08/23/2042 (D)	965	968
Hess
6.000%, 01/15/2040	2,885	3,063
5.800%, 04/01/2047	770	778

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HF Sinclair
5.000%, 02/01/2028	$1,595	$1,589
KazMunayGas National JSC
5.750%, 04/19/2047 (D)	340	297
Kinder Morgan
5.200%, 03/01/2048	205	183
Kinder Morgan Energy Partners
5.500%, 03/01/2044	365	343
MPLX
5.950%, 04/01/2055	1,385	1,335
ONEOK
5.850%, 11/01/2064	105	99
5.700%, 11/01/2054	759	710
5.050%, 11/01/2034	135	130
Pertamina Persero
6.000%, 05/03/2042 (D)	300	291
Petroleos Mexicanos
6.350%, 02/12/2048	155	103
2.460%, 12/15/2025	185	180
2.378%, 04/15/2025	51	51
Petroleos Mexicanos MTN
6.750%, 09/21/2047	351	240
Phillips 66
1.300%, 02/15/2026	255	248
Sabine Pass Liquefaction
5.000%, 03/15/2027	2,455	2,466
Shell International Finance BV
4.125%, 05/11/2035	1,001	969
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,315
2.900%, 03/01/2030 (D)	2,775	2,532
TotalEnergies Capital
5.638%, 04/05/2064	129	126
5.488%, 04/05/2054	259	251
5.425%, 09/10/2064	136	128
5.275%, 09/10/2054	269	253
TransCanada PipeLines
4.625%, 03/01/2034	960	905
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (D)	290	250
Venture Global LNG
7.000%, 01/15/2030 (D)	580	571

		45,190

Financials — 6.9%
AIB Group MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (A)(D)	1,035	1,054
American Express
5.442%, SOFRINDX + 1.320%, 01/30/2036 (A)	801	809
5.389%, SOFRRATE + 0.970%, 07/28/2027 (A)	3,465	3,502

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.085%, SOFRINDX + 1.020%, 01/30/2031 (A)	$784	$794
American International Group
3.875%, 01/15/2035	210	189
Aon North America
5.450%, 03/01/2034	2,195	2,235
Apollo Debt Solutions BDC
6.550%, 03/15/2032 (D)	523	530
Apollo Global Management
5.800%, 05/21/2054	75	74
Ares Management
5.600%, 10/11/2054	390	362
Ares Strategic Income Fund
6.200%, 03/21/2032 (D)	697	693
Athene Global Funding
3.205%, 03/08/2027 (D)	635	613
2.950%, 11/12/2026 (D)	1,350	1,314
1.608%, 06/29/2026 (D)	1,605	1,547
Avolon Holdings Funding
6.375%, 05/04/2028 (D)	680	704
5.750%, 03/01/2029 (D)	680	693
5.750%, 11/15/2029 (D)	1,375	1,402
5.375%, 05/30/2030 (D)	1,750	1,752
2.528%, 11/18/2027 (D)	779	729
Bain Capital Specialty Finance
5.950%, 03/15/2030	469	461
Bank of America
5.744%, SOFRRATE + 1.697%, 02/12/2036 (A)	1,069	1,064
5.518%, SOFRRATE + 1.738%, 10/25/2035 (A)	341	335
5.511%, SOFRRATE + 1.310%, 01/24/2036 (A)	498	507
5.468%, SOFRRATE + 1.650%, 01/23/2035 (A)	4,485	4,550
5.162%, SOFRRATE + 1.000%, 01/24/2031 (A)	522	529
4.571%, SOFRRATE + 1.830%, 04/27/2033 (A)	1,180	1,140
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	210	204
2.572%, SOFRRATE + 1.210%, 10/20/2032 (A)	250	216
2.299%, SOFRRATE + 1.220%, 07/21/2032 (A)	45	38
1.734%, SOFRRATE + 0.960%, 07/22/2027 (A)	4,224	4,071
1.658%, SOFRRATE + 0.910%, 03/11/2027 (A)	2,875	2,797
Bank of America MTN
4.083%, TSFR3M + 3.412%, 03/20/2051 (A)	1,630	1,281
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)	625	614

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.824%, TSFR3M + 1.837%, 01/20/2028 (A)		$631	$623
3.194%, TSFR3M + 1.442%, 07/23/2030 (A)		160	150
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)		470	412
2.884%, TSFR3M + 1.452%, 10/22/2030 (A)		265	244
2.496%, TSFR3M + 1.252%, 02/13/2031 (A)		695	624
2.087%, SOFRRATE + 1.060%, 06/14/2029 (A)		5,700	5,271
1.922%, SOFRRATE + 1.370%, 10/24/2031 (A)		500	428
Bank of New York Mellon
4.942%, SOFRRATE + 0.887%, 02/11/2031 (A)		996	1,005
4.543%, SOFRRATE + 1.169%, 02/01/2029 (A)		800	801
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(A)(F)		510	507
Barclays
5.785%, SOFRRATE + 1.590%, 02/25/2036 (A)		1,286	1,293
5.367%, SOFRRATE + 1.230%, 02/25/2031 (A)		1,068	1,080
4.375%, 01/12/2026		4,600	4,592
Blackrock
3.750%, 07/18/2035	EUR	345	373
BlackRock Funding
5.250%, 03/14/2054		$140	135
Blackstone Private Credit Fund
6.000%, 01/29/2032		782	775
6.000%, 11/22/2034 (D)		431	415
Blue Owl Credit Income
6.600%, 09/15/2029 (D)		697	708
BNP Paribas
5.786%, SOFRRATE + 1.620%, 01/13/2033 (A)(D)		813	831
Cantor Fitzgerald
4.500%, 04/14/2027 (D)		795	787
Charles Schwab
6.196%, SOFRRATE + 1.878%, 11/17/2029 (A)		720	759
5.643%, SOFRRATE + 2.210%, 05/19/2029 (A)		1,330	1,373
Chubb INA Holdings MTN
5.000%, 03/15/2034		685	686
CI Financial
3.200%, 12/17/2030		1,635	1,428
Citadel
4.875%, 01/15/2027 (D)		660	659
Citibank
5.570%, 04/30/2034		2,485	2,554

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup
8.125%, 07/15/2039	$625	$775
6.174%, SOFRRATE + 2.661%, 05/25/2034 (A)	755	774
6.020%, SOFRRATE + 1.830%, 01/24/2036 (A)	1,893	1,911
5.827%, SOFRRATE + 2.056%, 02/13/2035 (A)	285	284
5.612%, SOFRRATE + 1.746%, 03/04/2056 (A)	847	827
5.610%, SOFRRATE + 1.546%, 09/29/2026 (A)	460	462
5.333%, SOFRRATE + 1.465%, 03/27/2036 (A)	1,243	1,239
5.174%, SOFRRATE + 1.364%, 02/13/2030 (A)	4,995	5,060
4.786%, SOFRRATE + 0.870%, 03/04/2029 (A)	1,234	1,237
4.542%, SOFRRATE + 1.338%, 09/19/2030 (A)	1,083	1,068
2.976%, SOFRRATE + 1.422%, 11/05/2030 (A)	715	658
2.666%, SOFRRATE + 1.146%, 01/29/2031 (A)	570	514
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	2,305	2,053
2.561%, SOFRRATE + 1.167%, 05/01/2032 (A)	3,910	3,397
Citizens Financial Group
5.718%, SOFRRATE + 1.910%, 07/23/2032 (A)	172	175
Commonwealth Bank of Australia
5.929%, H15T1Y + 1.320%, 03/14/2046 (A)(D)	326	323
4.608%, 03/14/2030 (D)	907	910
Constellation Insurance
6.800%, 01/24/2030 (D)	625	618
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/2033 (A)(D)	1,790	1,641
3.649%, H15T1Y + 1.220%, 04/06/2028 (A)(D)	420	412
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (A)	730	774
4.999%, SOFRRATE + 1.700%, 09/11/2030 (A)	1,210	1,204
3.742%, SOFRRATE + 2.257%, 01/07/2033 (A)	994	874
DNB Bank
4.853%, SOFRRATE + 1.050%, 11/05/2030 (A)(D)	1,415	1,425
F&G Global Funding
1.750%, 06/30/2026 (D)	810	781

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	$1,021	$1,058
7.050%, 07/15/2028 (D)	1,000	1,041
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(D)	1,650	1,577
Farmers Exchange Capital III
5.454%, US0003M + 3.454%, 10/15/2054 (A)(D)	990	891
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(D)	720	735
FS KKR Capital
6.125%, 01/15/2030	996	991
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (A)	1,316	1,329
5.283%, SOFRRATE + 0.777%, 03/18/2027 (A)	803	808
Goldman Sachs Group
5.734%, SOFRRATE + 1.696%, 01/28/2056 (A)	1,587	1,581
5.536%, SOFRRATE + 1.380%, 01/28/2036 (A)	1,640	1,663
5.330%, SOFRRATE + 1.550%, 07/23/2035 (A)	803	799
5.207%, SOFRRATE + 1.078%, 01/28/2031 (A)	1,393	1,412
5.049%, SOFRRATE + 1.210%, 07/23/2030 (A)	545	550
5.016%, SOFRRATE + 1.420%, 10/23/2035 (A)	1,558	1,515
4.692%, SOFRRATE + 1.135%, 10/23/2030 (A)	778	773
2.650%, SOFRRATE + 1.264%, 10/21/2032 (A)	1,690	1,461
2.615%, SOFRRATE + 1.281%, 04/22/2032 (A)	195	170
2.383%, SOFRRATE + 1.248%, 07/21/2032 (A)	5,970	5,113
1.542%, SOFRRATE + 0.818%, 09/10/2027 (A)	4,845	4,635
1.431%, SOFRRATE + 0.798%, 03/09/2027 (A)	1,150	1,115
Guardian Life Global Funding MTN
4.179%, 09/26/2029 (D)	1,445	1,423
HSBC Bank USA
7.000%, 01/15/2039	275	310
HSBC Holdings
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	485	493
5.874%, SOFRRATE + 1.900%, 11/18/2035 (A)	2,536	2,527

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.733%, SOFRRATE + 1.520%, 05/17/2032 (A)	$3,515	$3,620
5.597%, SOFRRATE + 1.060%, 05/17/2028 (A)	605	615
5.450%, SOFRRATE + 1.560%, 03/03/2036 (A)	371	370
5.286%, SOFRRATE + 1.290%, 11/19/2030 (A)	1,660	1,677
5.130%, SOFRRATE + 1.290%, 03/03/2031 (A)	1,422	1,427
4.899%, SOFRRATE + 1.030%, 03/03/2029 (A)	1,422	1,425
4.583%, TSFR3M + 1.796%, 06/19/2029 (A)	260	258
2.357%, SOFRRATE + 1.947%, 08/18/2031 (A)	370	322
2.099%, SOFRRATE + 1.929%, 06/04/2026 (A)	2,440	2,428
Intercontinental Exchange
5.250%, 06/15/2031	705	722
Jackson Financial
3.125%, 11/23/2031	1,405	1,222
Jane Street Group
7.125%, 04/30/2031 (D)	310	318
JPMorgan Chase
8.750%, 09/01/2030	970	1,143
5.766%, SOFRRATE + 1.490%, 04/22/2035 (A)	2,520	2,619
5.502%, SOFRRATE + 1.315%, 01/24/2036 (A)	1,326	1,354
5.299%, SOFRRATE + 1.450%, 07/24/2029 (A)	2,010	2,051
5.294%, SOFRRATE + 1.460%, 07/22/2035 (A)	1,151	1,156
5.140%, SOFRRATE + 0.900%, 01/24/2031 (A)	871	885
5.100%, TSFR3M + 0.812%, 02/01/2027 (A)	1,590	1,569
4.946%, SOFRRATE + 1.340%, 10/22/2035 (A)	517	506
4.603%, SOFRRATE + 1.040%, 10/22/2030 (A)	1,039	1,032
4.452%, TSFR3M + 1.592%, 12/05/2029 (A)	300	298
4.250%, 10/01/2027	720	720
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	1,705	1,682
3.625%, 12/01/2027	230	226
2.947%, SOFRRATE + 1.170%, 02/24/2028 (A)	650	631
2.739%, TSFR3M + 1.510%, 10/15/2030 (A)	855	784
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	1,380	1,193

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	$450	$404
2.182%, SOFRRATE + 1.890%, 06/01/2028 (A)	410	390
2.083%, SOFRRATE + 1.850%, 04/22/2026 (A)	830	829
2.069%, SOFRRATE + 1.015%, 06/01/2029 (A)	1,285	1,190
1.953%, SOFRRATE + 1.065%, 02/04/2032 (A)	1,360	1,157
1.578%, SOFRRATE + 0.885%, 04/22/2027 (A)	4,085	3,961
1.045%, SOFRRATE + 0.800%, 11/19/2026 (A)	1,255	1,228
1.040%, TSFR3M + 0.695%, 02/04/2027 (A)	105	102
MassMutual Global Funding II
4.950%, 01/10/2030 (D)	1,434	1,445
Mastercard
4.550%, 01/15/2035	353	344
4.350%, 01/15/2032	336	330
Mercury General
4.400%, 03/15/2027	935	920
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	1,045	1,029
Mitsubishi UFJ Financial Group
3.837%, H15T1Y + 1.125%, 04/17/2026 (A)	380	380
Morgan Stanley
5.587%, SOFRRATE + 1.418%, 01/18/2036 (A)	1,566	1,599
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	1,110	1,123
5.449%, SOFRRATE + 1.630%, 07/20/2029 (A)	938	960
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	1,505	1,505
5.230%, SOFRRATE + 1.108%, 01/15/2031 (A)	2,086	2,120
5.042%, SOFRRATE + 1.215%, 07/19/2030 (A)	1,203	1,213
1.593%, SOFRRATE + 0.879%, 05/04/2027 (A)	770	746
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (A)	2,473	2,563
5.656%, SOFRRATE + 1.260%, 04/18/2030 (A)	475	490
5.250%, SOFRRATE + 1.870%, 04/21/2034 (A)	1,610	1,611
4.431%, TSFR3M + 1.890%, 01/23/2030 (A)	10	10
3.772%, TSFR3M + 1.402%, 01/24/2029 (A)	1,080	1,056

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	$960	$907
2.699%, SOFRRATE + 1.143%, 01/22/2031 (A)	520	471
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	1,530	1,313
2.239%, SOFRRATE + 1.178%, 07/21/2032 (A)	105	89
2.188%, SOFRRATE + 1.990%, 04/28/2026 (A)	1,300	1,297
1.794%, SOFRRATE + 1.034%, 02/13/2032 (A)	915	767
Morgan Stanley Bank
5.016%, SOFRRATE + 0.906%, 01/12/2029 (A)	2,836	2,870
4.968%, SOFRRATE + 0.930%, 07/14/2028 (A)	975	983
4.952%, SOFRRATE + 1.080%, 01/14/2028 (A)	1,071	1,078
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(D)	325	315
NatWest Group
7.472%, H15T1Y + 2.850%, 11/10/2026 (A)	1,085	1,103
1.642%, H15T1Y + 0.900%, 06/14/2027 (A)	2,325	2,243
New York Life Global Funding
5.350%, 01/23/2035 (D)	517	529
Nordea Bank Abp MTN
6.300%, H15T5Y + 2.660%(A)(D)(F)	960	925
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (D)	975	995
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (D)	984	752
Oaktree Specialty Lending
6.340%, 02/27/2030	599	597
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (A)	500	553
5.676%, SOFRRATE + 1.902%, 01/22/2035 (A)	200	205
4.812%, SOFRRATE + 1.259%, 10/21/2032 (A)	597	590
Santander Holdings USA
6.342%, SOFRRATE + 2.138%, 05/31/2035 (A)	197	202
5.741%, SOFRRATE + 1.878%, 03/20/2031 (A)	455	458
Santander UK Group Holdings
2.469%, SOFRRATE + 1.220%, 01/11/2028 (A)	355	341
1.673%, SOFRRATE + 0.989%, 06/14/2027 (A)	120	116

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.532%, H15T1Y + 1.250%, 08/21/2026 (A)	$235	$232
SBL Holdings
7.200%, 10/30/2034 (D)	710	669
Shift4 Payments
6.750%, 08/15/2032 (D)	420	423
Societe Generale
7.132%, H15T1Y + 2.950%, 01/19/2055 (A)(D)	210	209
Societe Generale MTN
7.367%, 01/10/2053 (D)	210	216
State Street
5.146%, SOFRRATE + 1.217%, 02/28/2036 (A)	815	817
4.729%, 02/28/2030	1,411	1,418
4.536%, 02/28/2028	1,410	1,417
Swedbank
4.998%, 11/20/2029 (D)	1,060	1,074
Teachers Insurance & Annuity Association of America
3.300%, 05/15/2050 (D)	2,455	1,641
Toronto-Dominion Bank MTN
2.800%, 03/10/2027	570	552
Truist Financial MTN
4.260%, SOFRRATE + 1.456%, 07/28/2026 (A)	680	679
UBS Group
5.379%, USISSO01 + 1.860%, 09/06/2045 (A)(D)	882	842
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (A)	310	321
5.836%, SOFRRATE + 2.260%, 06/12/2034 (A)	1,310	1,352
5.678%, SOFRRATE + 1.860%, 01/23/2035 (A)	385	393
4.839%, SOFRRATE + 1.600%, 02/01/2034 (A)	750	729
Wells Fargo
7.950%, 11/15/2029	495	560
6.303%, SOFRRATE + 1.790%, 10/23/2029 (A)	261	274
5.389%, SOFRRATE + 2.020%, 04/24/2034 (A)	1,090	1,097
5.244%, SOFRRATE + 1.110%, 01/24/2031 (A)	1,770	1,800
5.064%, TSFR3M + 0.762%, 01/15/2027 (A)	1,200	1,192
2.188%, SOFRRATE + 2.000%, 04/30/2026 (A)	2,135	2,131
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)	256	263

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)		$1,530	$1,557
5.013%, TSFR3M + 4.502%, 04/04/2051 (A)		3,550	3,195
4.897%, SOFRRATE + 2.100%, 07/25/2033 (A)		1,251	1,233
3.526%, SOFRRATE + 1.510%, 03/24/2028 (A)		2,075	2,033
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)		2,230	2,001
2.393%, SOFRRATE + 2.100%, 06/02/2028 (A)		200	191

			239,850

Health Care — 2.6%
AbbVie
5.600%, 03/15/2055		81	82
5.500%, 03/15/2064		225	221
5.400%, 03/15/2054		380	373
5.200%, 03/15/2035		819	832
5.050%, 03/15/2034		877	883
4.950%, 03/15/2031		526	534
4.875%, 03/15/2030		706	716
4.800%, 03/15/2027		650	657
4.550%, 03/15/2035		641	619
4.500%, 05/14/2035		1,863	1,788
4.250%, 11/21/2049		1,966	1,629
4.050%, 11/21/2039		272	239
3.200%, 11/21/2029		1,293	1,221
Alcon Finance
5.375%, 12/06/2032 (D)		1,110	1,129
American Medical Systems Europe BV
3.000%, 03/08/2031	EUR	1,200	1,274
Amgen
6.375%, 06/01/2037		$910	1,001
5.650%, 03/02/2053		2,523	2,475
5.600%, 03/02/2043		375	372
4.400%, 05/01/2045		375	317
3.150%, 02/21/2040		750	573
2.000%, 01/15/2032		1,515	1,266
Astrazeneca Finance
5.000%, 02/26/2034		525	530
Bausch + Lomb
8.375%, 10/01/2028 (D)		350	363
Bayer US Finance
6.875%, 11/21/2053 (D)		500	517
6.500%, 11/21/2033 (D)		270	284
Bayer US Finance II
4.875%, 06/25/2048 (D)		1,795	1,436
4.625%, 06/25/2038 (D)		420	363
4.375%, 12/15/2028 (D)		3,688	3,592
Becton Dickinson
5.081%, 06/07/2029		345	350

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bristol-Myers Squibb
5.750%, 02/01/2031	$825	$872
Centene
3.000%, 10/15/2030	1,908	1,669
Cigna Group
5.600%, 02/15/2054	359	342
4.375%, 10/15/2028	810	804
3.400%, 03/01/2027	380	372
3.400%, 03/15/2051	588	394
CommonSpirit Health
3.347%, 10/01/2029	241	227
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (A)	850	857
6.750%, H15T5Y + 2.516%, 12/10/2054 (A)	230	229
5.875%, 06/01/2053	535	505
5.550%, 06/01/2031	696	710
5.125%, 07/20/2045	1,075	937
5.050%, 03/25/2048	4,470	3,815
5.000%, 02/20/2026	1,295	1,298
4.780%, 03/25/2038	850	763
4.300%, 03/25/2028	809	799
4.125%, 04/01/2040	68	55
3.875%, 07/20/2025	515	514
3.750%, 04/01/2030	540	510
3.625%, 04/01/2027	140	137
3.250%, 08/15/2029	635	593
2.125%, 09/15/2031	370	308
1.875%, 02/28/2031	1,660	1,388
Elevance Health
5.700%, 02/15/2055	345	336
5.375%, 06/15/2034	342	346
5.200%, 02/15/2035	2,410	2,418
5.150%, 06/15/2029	566	577
4.950%, 11/01/2031	691	693
4.750%, 02/15/2030	863	868
Eli Lilly
5.600%, 02/12/2065	484	488
5.500%, 02/12/2055	1,139	1,153
5.100%, 02/12/2035	379	387
5.100%, 02/09/2064	350	326
5.050%, 08/14/2054	86	81
4.900%, 02/12/2032	705	716
4.700%, 02/09/2034	697	690
4.600%, 08/14/2034	908	892
4.200%, 08/14/2029	816	811
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)	1,345	1,285
Gilead Sciences
4.000%, 09/01/2036	262	236
HCA
6.200%, 03/01/2055	485	482

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.900%, 06/01/2053		$967	$924
5.875%, 02/01/2029		410	422
5.750%, 03/01/2035		404	408
5.625%, 09/01/2028		60	61
5.500%, 03/01/2032		605	611
5.500%, 06/15/2047		60	55
5.250%, 04/15/2025		820	820
5.250%, 06/15/2026		650	652
5.250%, 06/15/2049		2,576	2,267
4.500%, 02/15/2027		20	20
4.125%, 06/15/2029		1,376	1,336
3.625%, 03/15/2032		415	375
3.500%, 09/01/2030		2,000	1,855
2.375%, 07/15/2031		751	639
Humana
3.700%, 03/23/2029		3,205	3,071
Johnson & Johnson
3.050%, 02/26/2033	EUR	960	1,027
Kedrion
6.500%, 09/01/2029 (D)		$330	312
Medline Borrower
6.250%, 04/01/2029 (D)		370	375
Medtronic Global Holdings SCA
3.375%, 10/15/2034	EUR	535	568
Merck
2.350%, 06/24/2040		$294	206
Modivcare Inc
5.000%, 10/01/2029 (D)		1,360	544
Pfizer
4.000%, 12/15/2036		420	382
Pfizer Investment Enterprises Pte
4.750%, 05/19/2033		3,071	3,037
Prime Healthcare Services
9.375%, 09/01/2029 (D)		790	745
Royalty Pharma
1.200%, 09/02/2025		535	527
Sartorius Finance BV
4.500%, 09/14/2032	EUR	100	113
Stryker
4.850%, 02/10/2030		$991	1,001
Thermo Fisher Scientific
0.500%, 03/01/2028	EUR	1,240	1,259
UnitedHealth Group
5.875%, 02/15/2053		$1,788	1,813
5.750%, 07/15/2064		278	273
5.625%, 07/15/2054		1,448	1,421
5.500%, 07/15/2044		424	418
5.375%, 04/15/2054		1,885	1,791
5.150%, 07/15/2034		2,302	2,318
4.600%, 04/15/2027		537	541
4.250%, 04/15/2047		450	371
3.050%, 05/15/2041		121	89

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Universal Health Services
1.650%, 09/01/2026	$685	$656

		89,822

Industrials — 1.5%
AerCap Ireland Capital DAC
6.450%, 04/15/2027	614	634
4.950%, 09/10/2034	3,510	3,380
3.000%, 10/29/2028	4,305	4,046
American Airlines
8.500%, 05/15/2029 (D)	350	355
BAE Systems
5.250%, 03/26/2031 (D)	1,185	1,204
Boeing
6.858%, 05/01/2054	363	394
6.528%, 05/01/2034	760	814
6.388%, 05/01/2031	1,025	1,092
6.298%, 05/01/2029	1,575	1,652
5.805%, 05/01/2050	1,147	1,092
3.550%, 03/01/2038	196	154
3.250%, 02/01/2035	120	99
3.100%, 05/01/2026	160	157
2.800%, 03/01/2027	190	183
2.700%, 02/01/2027	140	135
2.196%, 02/04/2026	1,120	1,096
Burlington Northern Santa Fe
5.200%, 04/15/2054	272	259
4.450%, 01/15/2053	103	87
Caterpillar Financial Services
4.450%, 10/16/2026	535	537
4.375%, 08/16/2029	535	534
Caterpillar Financial Services MTN
5.000%, 05/14/2027	781	794
4.850%, 02/27/2029	515	523
Cintas No. 2
4.000%, 05/01/2032	415	395
Crowley Conro
4.181%, 08/15/2043	366	333
Deere
5.700%, 01/19/2055	732	763
5.450%, 01/16/2035	1,584	1,640
Delta Air Lines
4.750%, 10/20/2028 (D)	1,142	1,137
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,924	2,732
Embraer Netherlands Finance BV
5.980%, 02/11/2035	914	930
General Dynamics
4.250%, 04/01/2040	510	451
General Electric MTN
5.065%, TSFR3M + 0.742%, 08/15/2036 (A)	2,400	2,251

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GFL Environmental
6.750%, 01/15/2031 (D)		$330	$340
Heathrow Funding MTN
1.125%, 10/08/2030	EUR	795	761
Howmet Aerospace
4.850%, 10/15/2031		$348	347
Huntington Ingalls Industries
5.749%, 01/15/2035		920	927
Icahn Enterprises
10.000%, 11/15/2029 (D)		1,770	1,758
9.000%, 06/15/2030		45	42
John Deere Capital
4.650%, 01/07/2028		681	689
4.500%, 01/08/2027		872	877
John Deere Capital MTN
5.150%, 09/08/2026		645	653
5.100%, 04/11/2034		649	657
5.050%, 06/12/2034		502	505
4.150%, 09/15/2027		512	511
Lockheed Martin
5.200%, 02/15/2055		265	251
5.200%, 02/15/2064		249	231
4.800%, 08/15/2034		535	527
Otis Worldwide
3.112%, 02/15/2040		545	414
Parker-Hannifin
4.250%, 09/15/2027		490	489
Prime Security Services Borrower
5.750%, 04/15/2026 (D)		200	200
Protective Life Global Funding
1.618%, 04/15/2026 (D)		2,170	2,108
Raven Acquisition Holdings
6.875%, 11/15/2031 (D)		740	719
RELX Capital
5.250%, 03/27/2035		606	611
4.750%, 03/27/2030		606	609
Republic Services
5.150%, 03/15/2035		305	307
1.450%, 02/15/2031		1,285	1,070
Rollins
5.250%, 02/24/2035 (D)		424	422
TransDigm
7.125%, 12/01/2031 (D)		330	339
6.625%, 03/01/2032 (D)		220	223
4.875%, 05/01/2029		200	190
Uber Technologies
5.350%, 09/15/2054		310	290
4.800%, 09/15/2034		2,316	2,249
Union Pacific
3.250%, 02/05/2050		480	332
2.891%, 04/06/2036		515	421
2.800%, 02/14/2032		331	294
2.375%, 05/20/2031		244	216

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Airlines Class A Pass-Through Trust
5.800%, 01/15/2036	$1,519	$1,540
United Parcel Service
5.200%, 04/01/2040	240	236

		52,208

Information Technology — 1.5%
Accenture Capital
4.500%, 10/04/2034	573	553
4.250%, 10/04/2031	1,043	1,024
4.050%, 10/04/2029	93	92
Apple
3.950%, 08/08/2052	491	395
2.650%, 05/11/2050	203	128
2.650%, 02/08/2051	157	98
2.375%, 02/08/2041	187	131
AppLovin
5.950%, 12/01/2054	1,100	1,080
Broadcom
5.150%, 11/15/2031	1,968	1,996
5.050%, 07/12/2029	937	950
4.926%, 05/15/2037 (D)	3,560	3,423
4.800%, 10/15/2034	1,560	1,523
4.550%, 02/15/2032	653	637
4.150%, 02/15/2028	863	855
4.150%, 11/15/2030	289	280
3.419%, 04/15/2033 (D)	529	471
3.150%, 11/15/2025	301	298
2.450%, 02/15/2031 (D)	402	354
Cadence Design Systems
4.700%, 09/10/2034	1,364	1,332
4.300%, 09/10/2029	1,348	1,335
4.200%, 09/10/2027	485	483
Cisco Systems
5.100%, 02/24/2035	1,210	1,226
5.050%, 02/26/2034	1,050	1,064
4.950%, 02/24/2032	908	921
4.750%, 02/24/2030	1,058	1,075
4.550%, 02/24/2028	1,058	1,067
Dell International
5.000%, 04/01/2030	1,140	1,145
Foundry JV Holdco
6.300%, 01/25/2039 (D)	210	218
6.100%, 01/25/2036 (D)	1,820	1,863
5.900%, 01/25/2033 (D)	237	241
5.500%, 01/25/2031 (D)	754	766
Helios Software Holdings
8.750%, 05/01/2029 (D)	680	677
Hewlett Packard Enterprise
5.600%, 10/15/2054	440	419
5.000%, 10/15/2034	1,320	1,286
Intel
5.900%, 02/10/2063	358	335

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.700%, 02/10/2053	$139	$128
5.625%, 02/10/2043	147	139
5.600%, 02/21/2054	375	341
3.734%, 12/08/2047	335	233
3.250%, 11/15/2049	174	109
3.050%, 08/12/2051	1,978	1,163
2.800%, 08/12/2041	221	147
KLA
4.700%, 02/01/2034	518	510
3.300%, 03/01/2050	210	146
Kyndryl Holdings
2.050%, 10/15/2026	925	889
NetApp
5.700%, 03/17/2035	908	906
5.500%, 03/17/2032	1,513	1,525
Open Text
6.900%, 12/01/2027 (D)	304	315
Oracle
6.900%, 11/09/2052	290	320
6.000%, 08/03/2055	669	668
5.375%, 09/27/2054	83	76
4.800%, 08/03/2028	870	877
4.650%, 05/06/2030	330	329
4.000%, 07/15/2046	446	341
3.900%, 05/15/2035	1,615	1,438
3.800%, 11/15/2037	3,495	2,945
3.600%, 04/01/2040	130	102
3.600%, 04/01/2050	730	507
2.950%, 04/01/2030	860	790
2.875%, 03/25/2031	1,040	931
1.650%, 03/25/2026	890	865
PayPal Holdings
2.300%, 06/01/2030	945	845
Sprint Capital
8.750%, 03/15/2032	1,895	2,279
Synopsys
5.700%, 04/01/2055	152	151
5.000%, 04/01/2032	605	607
4.850%, 04/01/2030	756	761
4.650%, 04/01/2028	529	532
Texas Instruments
5.150%, 02/08/2054	259	246
5.000%, 03/14/2053	214	199
TSMC Global
1.375%, 09/28/2030 (D)	675	571
Vontier
1.800%, 04/01/2026	495	480

		53,152

Materials — 0.6%
Amcor Finance USA
3.625%, 04/28/2026	2,425	2,399

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Anglo American Capital
5.750%, 04/05/2034 (D)	$910	$923
Ball
3.125%, 09/15/2031	370	321
Berry Global
5.650%, 01/15/2034	450	456
1.650%, 01/15/2027	2,985	2,832
BHP Billiton Finance USA
5.300%, 02/21/2035	453	457
Celanese US Holdings
6.800%, 11/15/2030	1,680	1,741
CRH America Finance
5.500%, 01/09/2035	565	572
CRH SMW Finance DAC
5.125%, 01/09/2030	565	572
Dow Chemical
5.950%, 03/15/2055	303	293
5.350%, 03/15/2035	908	901
4.800%, 05/15/2049	360	299
DuPont de Nemours
4.493%, 11/15/2025	830	829
Glencore Funding
5.673%, 04/01/2035 (D)	1,122	1,126
5.634%, 04/04/2034 (D)	260	261
5.186%, 04/01/2030 (D)	3,248	3,269
International Flavors & Fragrances
4.375%, 06/01/2047	230	180
3.468%, 12/01/2050 (D)	55	36
3.268%, 11/15/2040 (D)	535	389
2.300%, 11/01/2030 (D)	1,425	1,232
1.832%, 10/15/2027 (D)	130	121
Newmont
5.350%, 03/15/2034	382	385
OCP
4.500%, 10/22/2025 (D)	400	398
3.750%, 06/23/2031 (D)	410	363
Rio Tinto Finance USA
5.750%, 03/14/2055	273	273

		20,628

Real Estate — 0.7%
Agree
4.800%, 10/01/2032	241	235
2.600%, 06/15/2033	109	89
2.000%, 06/15/2028	400	368
American Assets Trust
3.375%, 02/01/2031	1,370	1,207
American Homes 4 Rent
5.500%, 07/15/2034	241	240
4.300%, 04/15/2052	693	541
3.625%, 04/15/2032	1,460	1,326
American Tower
5.550%, 07/15/2033	720	736

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.700%, 04/15/2031		$575	$508
1.875%, 10/15/2030		290	248
AvalonBay Communities MTN
2.450%, 01/15/2031		505	447
Brixmor Operating Partnership
2.500%, 08/16/2031		423	363
Camden Property Trust
2.800%, 05/15/2030		265	242
Crown Castle
5.800%, 03/01/2034		531	541
2.100%, 04/01/2031		435	366
Equinix
3.900%, 04/15/2032		1,005	937
Essex Portfolio
5.500%, 04/01/2034		269	271
2.550%, 06/15/2031		228	200
Extra Space Storage
3.900%, 04/01/2029		226	218
2.400%, 10/15/2031		405	345
2.200%, 10/15/2030		371	323
GLP Capital
5.375%, 04/15/2026		645	647
4.000%, 01/15/2031		50	47
Healthcare Realty Holdings
3.875%, 05/01/2025		15	15
3.625%, 01/15/2028		115	111
3.100%, 02/15/2030		880	808
Hudson Pacific Properties
4.650%, 04/01/2029		470	355
3.950%, 11/01/2027		1,338	1,183
Invitation Homes Operating Partnership
5.500%, 08/15/2033		189	190
4.875%, 02/01/2035		393	376
4.150%, 04/15/2032		540	504
2.000%, 08/15/2031		880	736
Kimco Realty OP
4.850%, 03/01/2035		355	342
LXP Industrial Trust
6.750%, 11/15/2028		295	312
Realty Income
4.900%, 07/15/2033		381	374
4.875%, 07/06/2030	EUR	300	343
3.400%, 01/15/2030		$265	250
2.850%, 12/15/2032		320	275
2.100%, 03/15/2028		248	231
Regency Centers
5.250%, 01/15/2034		519	519
2.950%, 09/15/2029		606	565
Sabra Health Care
3.900%, 10/15/2029		1,490	1,400
Simon Property Group
4.750%, 09/26/2034		500	480

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Store Capital
5.400%, 04/30/2030 (D)		$355	$356
2.750%, 11/18/2030		391	343
2.700%, 12/01/2031		154	130
Sun Communities Operating
4.200%, 04/15/2032		575	540
VICI Properties
5.625%, 04/01/2035		2,567	2,552
4.625%, 06/15/2025 (D)		75	75
4.125%, 08/15/2030 (D)		39	37
3.875%, 02/15/2029 (D)		305	291
WP Carey
4.250%, 07/23/2032	EUR	200	219

			24,357

Utilities — 2.7%
AEP Texas
6.650%, 02/15/2033		$500	534
Alabama Power
5.100%, 04/02/2035		490	490
3.700%, 12/01/2047		810	608
Alliant Energy Finance
3.600%, 03/01/2032 (D)		300	270
Alpha Generation
6.750%, 10/15/2032 (D)		664	664
American Electric Power
5.699%, 08/15/2025		875	878
American Transmission Systems
2.650%, 01/15/2032 (D)		1,026	881
AmeriGas Partners
9.375%, 06/01/2028 (D)		80	79
Baltimore Gas and Electric
2.250%, 06/15/2031		343	299
Berkshire Hathaway Energy
2.850%, 05/15/2051		1,330	816
Boston Gas
4.487%, 02/15/2042 (D)		35	30
Brooklyn Union Gas
6.415%, 07/18/2054 (D)		2,160	2,262
CenterPoint Energy Houston Electric
5.150%, 03/01/2034		2,200	2,199
3.600%, 03/01/2052		253	183
Chile Electricity Lux Mpc II Sarl
5.672%, 10/20/2035 (D)		2,234	2,234
5.580%, 10/20/2035 (D)		320	320
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (D)		823	844
Comision Federal de Electricidad
3.875%, 07/26/2033 (D)		270	222
Consolidated Edison of New York
5.700%, 05/15/2054		262	261
5.500%, 03/15/2034		654	675
5.500%, 03/15/2055		621	603

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.375%, 05/15/2034		$394	$403
4.450%, 03/15/2044		805	694
3.200%, 12/01/2051		77	51
Constellation Energy Generation
5.600%, 03/01/2028		360	370
Consumers Energy
4.700%, 01/15/2030		251	252
Consumers Securitization Funding
5.550%, 03/01/2028		488	495
DTE Electric
3.650%, 03/01/2052		183	135
2.950%, 03/01/2050		400	261
DTE Energy
5.850%, 06/01/2034		368	380
5.200%, 04/01/2030		757	767
1.050%, 06/01/2025		1,055	1,048
Duke Energy
3.500%, 06/15/2051		212	144
0.900%, 09/15/2025		705	694
Duke Energy Carolinas
5.350%, 01/15/2053		655	626
5.250%, 03/15/2035		504	510
4.250%, 12/15/2041		878	751
4.000%, 09/30/2042		385	316
3.550%, 03/15/2052		310	219
2.850%, 03/15/2032		425	374
2.550%, 04/15/2031		156	138
Duke Energy Florida
2.400%, 12/15/2031		341	295
Duke Energy Indiana
2.750%, 04/01/2050		605	369
Duke Energy Progress
5.550%, 03/15/2055		1,160	1,135
5.050%, 03/15/2035		1,835	1,826
4.100%, 05/15/2042		400	332
3.700%, 10/15/2046		105	79
2.500%, 08/15/2050		346	202
E.ON MTN
3.875%, 09/05/2038	EUR	600	633
Entergy Arkansas
5.150%, 01/15/2033		$514	519
2.650%, 06/15/2051		308	181
Entergy Louisiana
5.800%, 03/15/2055		1,310	1,304
5.150%, 09/15/2034		220	219
Entergy Mississippi
5.800%, 04/15/2055		452	450
Entergy Texas
5.250%, 04/15/2035		775	774
Eurogrid GmbH MTN
1.113%, 05/15/2032	EUR	600	551
Evergy Metro
5.300%, 10/01/2041		$100	97

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Eversource Energy
5.950%, 02/01/2029		$745	$774
Exelon
5.875%, 03/15/2055		696	694
5.125%, 03/15/2031		605	612
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (D)		264	268
5.150%, 03/30/2026 (D)		257	259
4.300%, 01/15/2029 (D)		403	397
3.250%, 03/15/2028 (D)		334	322
Florida Power & Light
5.700%, 03/15/2055		890	909
4.400%, 05/15/2028		1,275	1,276
Georgia Power
5.200%, 03/15/2035		181	182
Indiana Michigan Power
4.550%, 03/15/2046		325	276
Interstate Power and Light
5.700%, 10/15/2033		1,755	1,804
5.450%, 09/30/2054		1,140	1,088
Jersey Central Power & Light
5.100%, 01/15/2035 (D)		412	407
2.750%, 03/01/2032 (D)		706	610
KeySpan Gas East
3.586%, 01/18/2052 (D)		2,595	1,753
2.742%, 08/15/2026 (D)		1,025	1,000
Louisville Gas and Electric
5.450%, 04/15/2033		2,230	2,279
MidAmerican Energy
4.800%, 09/15/2043		830	757
2.700%, 08/01/2052		297	181
Mississippi Power
4.250%, 03/15/2042		174	147
3.100%, 07/30/2051		411	268
National Gas Transmission MTN
4.250%, 04/05/2030	EUR	1,000	1,120
National Grid Electricity Transmission MTN
0.823%, 07/07/2032		825	742
NextEra Energy Capital Holdings
5.450%, 03/15/2035		$4,250	4,287
NiSource
5.800%, 02/01/2042		149	147
5.350%, 04/01/2034		2,920	2,929
Northern States Power
5.400%, 03/15/2054		207	201
NSTAR Electric
5.400%, 06/01/2034		395	402
5.200%, 03/01/2035		272	272
Oncor Electric Delivery
5.800%, 04/01/2055 (D)		872	875
5.350%, 04/01/2035 (D)		426	431
Pacific Gas and Electric
6.100%, 01/15/2029		3,910	4,040

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 07/01/2050		$1,321	$1,103
4.750%, 02/15/2044		115	96
4.200%, 06/01/2041		199	158
3.950%, 12/01/2047		790	578
3.500%, 08/01/2050		175	116
2.500%, 02/01/2031		1,325	1,139
2.100%, 08/01/2027		1,705	1,599
PacifiCorp
2.900%, 06/15/2052		1,330	799
PECO Energy
4.150%, 10/01/2044		900	756
2.850%, 09/15/2051		413	257
Piedmont Natural Gas
3.500%, 06/01/2029		736	705
3.350%, 06/01/2050		1,396	935
Pike
8.625%, 01/31/2031 (D)		535	564
PPL Capital Funding
5.250%, 09/01/2034		321	319
Public Service Electric and Gas
5.500%, 03/01/2055		213	210
5.050%, 03/01/2035		534	537
Public Service Electric and Gas MTN
5.125%, 03/15/2053		545	512
2.700%, 05/01/2050		160	99
2.050%, 08/01/2050		95	51
1.900%, 08/15/2031		589	500
Public Service Enterprise Group
5.450%, 04/01/2034		441	445
5.400%, 03/15/2035		333	335
Public Service of Colorado
5.250%, 04/01/2053		1,090	1,008
Public Service of Oklahoma
5.200%, 01/15/2035		1,645	1,625
3.150%, 08/15/2051		232	150
RTE Reseau de Transport d'Electricite SADIR MTN
3.500%, 04/30/2033	EUR	400	426
San Diego Gas & Electric
5.400%, 04/15/2035		$364	367
Sempra
6.550%, H15T5Y + 2.138%, 04/01/2055 (A)		101	96
Southern California Edison
5.250%, 03/15/2030		354	356
4.125%, 03/01/2048		348	262
Southern California Gas
2.550%, 02/01/2030		2,030	1,841
Southern Gas Capital
5.150%, 09/15/2032		500	501
4.400%, 05/30/2047		500	408
Southwestern Electric Power
3.250%, 11/01/2051		400	260

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.650%, 03/15/2026		$375	$364
Southwestern Public Service
3.750%, 06/15/2049		845	620
Suez MTN
2.875%, 05/24/2034	EUR	600	596
Union Electric
5.200%, 04/01/2034		$1,025	1,032
Virginia Electric and Power
5.000%, 04/01/2033		2,301	2,280
5.000%, 01/15/2034		2,280	2,252
4.650%, 08/15/2043		585	519
2.950%, 11/15/2051		343	214
Virginia Power Fuel Securitization
5.088%, 05/01/2027		979	986
Vistra Operations
5.700%, 12/30/2034 (D)		1,815	1,806

			94,437

Total Corporate Obligations
(Cost $766,672) ($ Thousands)			744,203

ASSET-BACKED SECURITIES — 6.6%
Automotive — 1.7%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028		336	338
Ally Auto Receivables Trust, Ser 2024-2, Cl A4
4.140%, 10/15/2030		377	373
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028		194	194
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027		293	295
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028		586	593
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (D)		805	812
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (D)		702	705
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028		302	304
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027		583	580
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (D)		439	437

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (D)	$763	$768
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (D)	960	975
Enterprise Fleet Financing, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (D)	1,329	1,338
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/2027 (D)	820	824
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/2029 (D)	1,375	1,386
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A4
5.050%, 06/15/2027	292	294
Ford Credit Auto Lease Trust, Ser 2025-A, Cl A3
4.720%, 06/15/2028	609	612
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	307	310
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A3
4.610%, 08/15/2029	380	382
Ford Credit Auto Owner Trust, Ser 2025-1, Cl A
4.860%, 08/15/2037 (C)(D)	2,661	2,700
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A4
5.090%, 05/20/2027	417	418
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	264	266
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/2028	1,717	1,725
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (D)	419	426
GM Financial Revolving Receivables Trust, Ser 2024-2, Cl A
4.520%, 03/11/2037 (D)	537	537
GM Financial Revolving Receivables Trust, Ser 2025-1, Cl A
4.640%, 12/11/2037 (D)	3,520	3,529
GMF Floorplan Owner Revolving Trust, Ser 2024-4A, Cl A1
4.730%, 11/15/2029 (D)	1,300	1,307
GMF Floorplan Owner Revolving Trust, Ser 2025-2A, Cl A
4.640%, 03/15/2030 (D)	1,759	1,764

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	$202	$201
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/2029	420	422
Hyundai Auto Lease Securitization Trust, Ser 2024-C, Cl A3
4.620%, 04/17/2028 (D)	544	545
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	203	202
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	361	356
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	604	604
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	342	345
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	711	720
Mercedes-Benz Auto Receivables Trust, Ser 2025-1, Cl A3
4.780%, 12/17/2029	758	765
Nissan Auto Lease Trust, Ser 2023-B, Cl A4
5.610%, 11/15/2027	586	589
Nissan Auto Lease Trust, Ser 2025-A, Cl A3
4.750%, 03/15/2028	1,152	1,161
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	434	434
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (D)	645	653
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (D)	275	275
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl A3
5.750%, 04/15/2027	2	2
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl A3
5.630%, 01/16/2029	632	638
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/2029	850	852
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (D)	310	311
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/2027 (D)	570	575

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SBNA Auto Lease Trust, Ser 2024-C, Cl A3
4.560%, 02/22/2028 (D)	$541	$541
SBNA Auto Lease Trust, Ser 2024-C, Cl A4
4.420%, 03/20/2029 (D)	365	364
SBNA Auto Lease Trust, Ser 2025-A, Cl A3
4.830%, 04/20/2028 (D)	1,620	1,626
SBNA Auto Receivables Trust, Ser 2024-A, Cl A3
5.320%, 12/15/2028 (D)	395	396
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (D)	169	171
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A2
5.450%, 12/15/2027 (D)	536	537
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A3
5.110%, 06/15/2029 (D)	520	524
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (D)	872	877
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (D)	148	149
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A3
5.330%, 11/20/2029 (D)	547	554
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (D)	4,410	4,386
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (D)	2,920	2,831
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (D)	1,890	1,920
Toyota Auto Loan Extended Note Trust, Ser 2024-1A, Cl A
5.160%, 11/25/2036 (D)	3,205	3,286
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	389	396
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A3
4.710%, 02/15/2028	774	775
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A3
5.160%, 04/17/2028	895	901
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (D)	1,095	1,091
Toyota Lease Owner Trust, Ser 2025-A, Cl A3
4.750%, 02/22/2028 (D)	885	890

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (D)	$1,129	$1,133
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	857	862
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A3
4.630%, 07/20/2029	497	500
Volkswagen Auto Loan Enhanced Trust, Ser 2025-1, Cl A4
4.610%, 07/21/2031	657	660
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A3
5.070%, 09/15/2026	278	278
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	22	22
		59,512

Credit Cards — 0.5%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	1,395	1,393
American Express Credit Account Master Trust, Ser 2023-4, Cl A
5.150%, 09/15/2030	337	347
American Express Credit Account Master Trust, Ser 2025-1, Cl A
4.560%, 12/15/2029	1,214	1,223
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	5,226	5,280
BA Credit Card Trust, Ser 2024-A1, Cl A
4.930%, 05/15/2029	1,189	1,205
Discover Card Execution Note Trust, Ser 2023-A2, Cl A
4.930%, 06/15/2028	2,639	2,657
WF Card Issuance Trust, Ser 2024-A1, Cl A
4.940%, 02/15/2029	1,705	1,725
WF Card Issuance Trust, Ser 2024-A2, Cl A
4.290%, 10/15/2029	1,380	1,380
World Financial Network Credit Card Master Note Trust, Ser 2024-B, Cl A
4.620%, 05/15/2031	544	547
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/2031	267	272
		16,029

Financials — 0.0%

JPMorgan Chase Bank, Ser 2021-3, Cl B
0.760%, 02/26/2029 (D)	27	27

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mortgage Related Securities — 0.3%

Accredited Mortgage Loan Trust, Ser 2007-1, Cl M2
4.705%, TSFR1M + 0.384%, 02/25/2037 (A)	$5,000	$4,708
Aegis Asset-Backed Securities Mortgage Pass-Through Certificates, Ser 2003-3, Cl M1
5.485%, TSFR1M + 1.164%, 01/25/2034 (A)	336	337
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
4.995%, TSFR1M + 0.674%, 05/25/2037 (A)	5,500	4,635
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
5.110%, TSFR1M + 0.789%, 12/25/2034 (A)	112	109
		9,789

Non-Agency Mortgage-Backed Obligations — 0.3%

BMP, Ser MF23, Cl D
6.710%, TSFR1M + 2.390%, 06/15/2041 (A)(D)	780	778
BRAVO Residential Funding Trust, Ser 2024-NQM5, Cl A1
5.803%, 06/25/2064 (C)(D)	1,349	1,354
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
5.890%, SOFR30A + 1.550%, 10/25/2041 (A)(D)	1,572	1,574
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1B1
7.490%, SOFR30A + 3.150%, 12/25/2041 (A)(D)	460	470
JP Morgan Mortgage Trust, Ser 2021-10, Cl A3
2.500%, 12/25/2051 (A)(D)	6,642	5,426
NRTH Mortgage Trust, Ser PARK, Cl A
5.961%, TSFR1M + 1.641%, 03/15/2039 (A)(D)	2,210	2,209
		11,811

Other Asset-Backed Securities — 3.8%

AIMCO CLO 22, Ser 2024-22A, Cl A
5.793%, TSFR3M + 1.500%, 04/19/2037 (A)(D)	1,330	1,332
American Homes 4 Rent Trust, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (D)	1,770	1,766
AMMC CLO 15, Ser 2021-15A, Cl BR3
6.214%, TSFR3M + 1.912%, 01/15/2032 (A)(D)	1,100	1,100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl A
5.504%, TSFR1M + 1.184%, 08/15/2034 (A)(D)	$791	$791
Ares Loan Funding IV, Ser 2023-ALF4A, Cl A1
6.052%, TSFR3M + 1.750%, 10/15/2036 (A)(D)	1,280	1,284
Barings CLO, Ser 2024-4A, Cl A1R
5.452%, TSFR3M + 1.150%, 10/15/2030 (A)(D)	2,666	2,666
BSL CLO 4, Ser 2023-4A, Cl A
6.293%, TSFR3M + 2.000%, 04/20/2036 (A)(D)	790	790
Carrington Mortgage Loan Trust Series, Ser 2006-FRE1, Cl A4
4.685%, TSFR1M + 0.364%, 04/25/2036 (A)	2,526	2,309
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
4.866%, 11/25/2034 (C)	18	18
Clover CLO, Ser 2024-1A, Cl A1RR
5.823%, TSFR3M + 1.530%, 04/20/2037 (A)(D)	3,000	3,005
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 11/15/2027	459	457
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	1,085	1,090
College Avenue Student Loans, Ser 2017-A, Cl A1
6.085%, TSFR1M + 1.764%, 11/26/2046 (A)(D)	196	198
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	139	136
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	278	263
College Avenue Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	254	228
College Avenue Student Loans, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)	551	496
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
5.235%, TSFR1M + 0.914%, 10/25/2047 (A)	956	885
CWABS Asset-backed Certificates Series, Ser 2007-12, Cl 2A4
5.785%, TSFR1M + 1.464%, 08/25/2047 (A)	4,866	4,547
CyrusOne Data Centers Issuer I, Ser 2024-1A, Cl A2
4.760%, 03/22/2049 (D)	3,000	2,927

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (D)	$300	$304
DLLAA, Ser 2025-1A, Cl A3
4.950%, 09/20/2029 (D)	1,110	1,124
DLLAD, Ser 2024-1A, Cl A3
5.300%, 07/20/2029 (D)	1,810	1,839
DLLMT, Ser 2024-1A, Cl A4
4.980%, 04/20/2032 (D)	490	496
Dryden 55 CLO, Ser 2018-55A, Cl A1
5.584%, TSFR3M + 1.282%, 04/15/2031 (A)(D)	298	299
Dryden 95 CLO, Ser 2025-95A, Cl BR
5.922%, TSFR3M + 1.600%, 08/20/2034 (A)(D)	2,900	2,893
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
5.464%, TSFR3M + 1.162%, 04/15/2029 (A)(D)	411	411
EDvestinU Private Education Loan Issue No. 4, Ser 2022-A, Cl A
5.250%, 11/25/2040 (D)	461	461
Elmwood CLO 29, Ser 2024-5A, Cl AR1
5.813%, TSFR3M + 1.520%, 04/20/2037 (A)(D)	760	761
Elmwood CLO I, Ser 2024-1A, Cl A1RR
5.813%, TSFR3M + 1.520%, 04/20/2037 (A)(D)	550	551
First Franklin Mortgage Loan Trust, Ser 2004-FF5, Cl A3C
5.435%, TSFR1M + 1.114%, 08/25/2034 (A)	194	177
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	198	191
Ford Credit Floorplan Master Owner Trust A, Ser 2024-3, Cl A1
4.300%, 09/15/2029 (D)	1,577	1,573
Ford Credit Floorplan Master Owner Trust A, Ser 2024-4, Cl A
4.400%, 09/15/2031 (D)	982	979
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
5.095%, TSFR1M + 0.774%, 01/25/2036 (A)	2,875	2,763
Goldentree Loan Management US CLO 7, Ser 2024-7A, Cl ARR
5.393%, TSFR3M + 1.100%, 04/20/2034 (A)(D)	4,100	4,095
GSAMP Trust, Ser 2005-WMC3, Cl A2C
5.095%, TSFR1M + 0.774%, 12/25/2035 (A)	3,127	3,069
GSAMP Trust, Ser 2006-HE3, Cl A2D
4.935%, TSFR1M + 0.614%, 05/25/2046 (A)	3,253	3,103

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	$256	$249
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (D)	915	918
HPS Loan Management, Ser 2022-19, Cl A1R
5.610%, TSFR3M + 1.320%, 01/22/2035 (A)(D)	400	400
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	571	538
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	762	689
Kings Park CLO, Ser 2021-1A, Cl A
5.685%, TSFR3M + 1.392%, 01/21/2035 (A)(D)	400	400
Magnetite XII, Ser 2024-12A, Cl AR4
5.452%, TSFR3M + 1.150%, 10/15/2031 (A)(D)	1,242	1,243
MF1, Ser 2020-FL4, Cl A
6.134%, TSFR1M + 1.814%, 12/15/2035 (A)(D)	224	224
MF1, Ser 2021-FL7, Cl A
5.511%, TSFR1M + 1.194%, 10/16/2036 (A)(D)	319	319
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	432	431
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	105	99
MVW, Ser 2023-2A, Cl A
6.180%, 11/20/2040 (D)	558	576
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	67	67
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	1,586	1,569
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	185	183
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	375	368
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	668	648
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	964	926
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (D)	85	80
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	600	555

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	$1,351	$1,228
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	167	152
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	717	645
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	1,494	1,325
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	666	585
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	159	142
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	492	444
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	163	160
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	663	577
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (D)	212	218
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
4.979%, SOFR90A + 0.422%, 01/25/2037 (A)	204	203
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
4.929%, SOFR90A + 0.372%, 10/25/2033 (A)	1,031	1,021
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
4.724%, SOFR90A + 0.362%, 03/23/2037 (A)	823	816
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
4.744%, SOFR90A + 0.382%, 12/24/2035 (A)	783	777
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (D)	1,177	1,095
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	722	670

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062 (D)	$105	$99
Octagon 53, Ser 2021-1A, Cl A
5.594%, TSFR3M + 1.292%, 04/15/2034 (A)(D)	3,750	3,749
Octagon 66, Ser 2023-1A, Cl A1R
6.073%, TSFR3M + 1.750%, 11/16/2036 (A)(D)	1,350	1,355
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (D)	198	199
Owl Rock CLO III, Ser 2024-3A, Cl AR
6.143%, TSFR3M + 1.850%, 04/20/2036 (A)(D)	1,180	1,188
Palmer Square Loan Funding, Ser 2024-3A, Cl A1BR
5.702%, TSFR3M + 1.400%, 04/15/2031 (A)(D)	2,270	2,273
Rad CLO 22, Ser 2023-22A, Cl A1
6.123%, TSFR3M + 1.830%, 01/20/2037 (A)(D)	1,580	1,585
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	374	367
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	669	626
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	386	383
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/2035	1,640	1,657
Sierra Timeshare Receivables Funding, Ser 2021-2A, Cl A
1.350%, 09/20/2038 (D)	124	121
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
4.871%, TSFR3M + 0.572%, 12/15/2038 (A)	528	518
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
5.845%, SOFR90A + 1.462%, 12/15/2033 (A)(D)	1,007	995
SLM Student Loan Trust, Ser 2005-4, Cl A4
4.989%, SOFR90A + 0.432%, 07/25/2040 (A)	2,040	1,998
SLM Student Loan Trust, Ser 2006-8, Cl A6
4.979%, SOFR90A + 0.422%, 01/25/2041 (A)	1,335	1,293
SLM Student Loan Trust, Ser 2007-7, Cl B
5.569%, SOFR90A + 1.012%, 10/27/2070 (A)	1,050	1,064

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-2, Cl B
6.019%, SOFR90A + 1.462%, 01/25/2083 (A)	$685	$724
SLM Student Loan Trust, Ser 2008-3, Cl B
6.019%, SOFR90A + 1.462%, 04/26/2083 (A)	685	711
SLM Student Loan Trust, Ser 2008-4, Cl A4
6.469%, SOFR90A + 1.912%, 07/25/2022 (A)	212	212
SLM Student Loan Trust, Ser 2008-4, Cl B
6.669%, SOFR90A + 2.112%, 04/25/2073 (A)	685	732
SLM Student Loan Trust, Ser 2008-5, Cl A4
6.519%, SOFR90A + 1.962%, 07/25/2023 (A)	33	33
SLM Student Loan Trust, Ser 2008-5, Cl B
6.669%, SOFR90A + 2.112%, 07/25/2073 (A)	685	735
SLM Student Loan Trust, Ser 2008-6, Cl A4
5.919%, SOFR90A + 1.362%, 07/25/2023 (A)	834	833
SLM Student Loan Trust, Ser 2008-6, Cl B
6.669%, SOFR90A + 2.112%, 07/26/2083 (A)	685	701
SLM Student Loan Trust, Ser 2008-7, Cl B
6.669%, SOFR90A + 2.112%, 07/26/2083 (A)	685	706
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	671	628
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	1,971	1,784
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	885	791
SMB Private Education Loan Trust, Ser 2021-A, Cl B
2.310%, 01/15/2053 (D)	803	774
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	1,287	1,197
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (D)	98	89
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (D)	727	679
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (D)	1,457	1,360
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/2056 (D)	1,141	1,149

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	$506	$447
South Carolina Student Loan, Ser 2015-A, Cl A
5.935%, TSFR1M + 1.614%, 01/25/2036 (A)	236	236
Stack Infrastructure Issuer, Ser 2021-1A, Cl A2
1.877%, 03/26/2046 (D)	2,775	2,691
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
4.985%, TSFR1M + 0.664%, 09/25/2034 (A)	280	271
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (D)	326	326
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (D)	873	880
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029 (D)	668	666
T-Mobile US Trust, Ser 2025-1A, Cl A
4.740%, 11/20/2029 (D)	858	864
Trestles CLO IV, Ser 2021-4A, Cl B1
6.255%, TSFR3M + 1.962%, 07/21/2034 (A)(D)	3,445	3,443
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	128	119
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	236	210
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	452	430
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	658	631
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	467	474
Verizon Master Trust Series, Ser 2024-5, Cl A
5.000%, 06/21/2032 (D)	1,475	1,502
Verizon Master Trust Series, Ser 2025-2, Cl A
4.940%, 01/20/2033 (D)	1,978	2,018
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029	1,189	1,189
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/2028	434	434
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	2,417	2,438
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	1,130	1,153

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust, Ser 2024-1, Cl A1A
5.000%, 12/20/2028	$2,142	$2,149
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (D)	2,936	2,920
Voya CLO, Ser 2024-3A, Cl A1R2
5.443%, TSFR3M + 1.150%, 10/18/2031 (A)(D)	1,763	1,762
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
4.870%, TSFR1M + 0.404%, 07/25/2036 (A)	2,267	2,257
		134,735

Total Asset-Backed Securities
(Cost $231,547) ($ Thousands)		231,903

SOVEREIGN DEBT — 0.6%

Bank Gospodarstwa Krajowego
6.250%, 07/09/2054(D)	815	820
Brazilian Government International Bond
4.750%, 01/14/2050	740	521
Chile Government International Bond
5.650%, 01/13/2037	471	478
Colombia Government International Bond
3.250%, 04/22/2032	970	753
Export Finance & Insurance
4.625%, 10/26/2027(D)	879	892
Israel Government International Bond
5.750%, 03/12/2054	505	463
5.625%, 02/19/2035	805	800
5.375%, 02/19/2030	2,508	2,526
3.875%, 07/03/2050	282	199
3.375%, 01/15/2050	280	182
2.750%, 07/03/2030	470	415
Mexico Government International Bond
6.050%, 01/11/2040	1,210	1,138
4.750%, 03/08/2044	10,258	7,940
4.600%, 01/23/2046	528	393
4.600%, 02/10/2048	422	309
3.500%, 02/12/2034	1,441	1,181
2.659%, 05/24/2031	3,314	2,788
Paraguay Government International Bond
6.650%, 03/04/2055(D)	298	298
5.400%, 03/30/2050(D)	1,191	1,021

Total Sovereign Debt
(Cost $26,172) ($ Thousands)		23,117

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 0.2%
Amspec Parent
8.549%, 12/12/2031	$45	$45
Arches Buyer Inc., Refinancing Term Loan, 1st Lien
7.675%, CME Term SOFR + 3.250%, 12/06/2027 (A)	122	119
Archkey
0.000%, 10/10/2031 (G)	7	—
Artera Services, LLC
8.799%, 02/15/2031	149	141
Athenahealth Group Inc., Initial Term Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 02/15/2029 (A)	186	183
Barracuda Networks Inc.
0.000%, 08/15/2029 (G)	75	65
BCPE North Star US
0.000%, 06/09/2028 (G)	15	15
Calpine Corp
0.000%, 01/31/2031 (G)	53	52
Cast & Crew LLC
8.075%, 12/29/2028	57	55
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
8.325%, CME Term SOFR + 3.750%, 01/29/2027 (A)	77	47
CCI Buyer, Inc., Initial Term Loan, 1st Lien
8.299%, LIBOR + 4.000%, 12/17/2027 (A)	143	143
CCRR Parent Inc
8.825%, 03/06/2028	197	82
Celsius Holdings
0.000%, 03/21/2032 (G)	70	70
Chemours Company, Tranche B-3 US$Term Loan, 1st Lien
7.325%, 08/18/2028 (A)	127	127
Cotiviti
0.000%, 02/13/2032 (G)	78	76
CSC Holdings, LLC
9.000%, LIBOR + 2.500%, 04/15/2027 (A)	147	138
Dave & Busters, Inc.
7.563%, 09/29/2031	153	133
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
8.049%, CME Term SOFR + 3.750%, 04/09/2027 (A)	211	199
Delivery Hero, LLC, Term Loan B, 1st Lien
9.315%, 12/12/2029	182	181
Dessert Holdings Inc
0.000%, 06/12/2028 (G)	139	135
Eagleview Technology
8.091%, 08/14/2025	493	479

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Elanco Animal Health Incorporated, Term Loan, 1st Lien
6.175%, LIBOR + 1.750%, 08/01/2027 (A)	$141	$140
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.399%, CME Term SOFR + 4.000%, 10/01/2027 (A)(H)	238	223
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
6.463%, CME Term SOFR + 2.000%, 11/15/2027 (A)	131	130
Iqvua, Inc.
0.000%, 01/02/2031 (G)	211	211
Jefferies Finance/JFIN Co-Issuer
7.319%, 12/31/2049 (A)	55	55
Kelso Industries LLC
10.075%, 12/26/2029	101	100
Magnite, Inc.
7.316%, 02/06/2031	82	82
MH Sub I, LLC (Micro Holding Corp.), 2024 December New Term Loan
8.574%, CME Term SOFR + 4.250%, 12/11/2031 (A)(H)	195	178
Modivcare Inc
12.785%, 01/07/2026	293	245
4.299%, 07/01/2031 (A)	231	169
Naked Juice LLC, Initial Loan, 2nd Lien
10.399%, CME Term SOFR + 6.000%, 01/24/2030 (A)(H)	118	26
Naked Juice LLC, Initial Term Loan, 1st Lien
7.399%, CME Term SOFR + 3.000%, 01/24/2029 (A)	1	1
Naked Juice/Tropicana, Term Loan, 1st Lien
7.399%, CME Term SOFR + 3.000%, 01/24/2029 (A)(H)	455	233
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
7.825%, CME Term SOFR + 3.250%, 08/19/2026 (A)	82	76
Opella
0.000%, 03/31/2032 (G)	238	236
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
7.323%, CME Term SOFR + 3.000%, 07/31/2028 (A)(H)	76	75
Peraton Corp, Term B Loan, 1st Lien
8.175%, CME Term SOFR + 3.750%, 02/01/2028 (A)	197	175
Potomac Energy Center
0.000%, 03/14/2032 (G)	73	78
Renaissance Cor
8.325%, 04/05/2030	142	139

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
South Field Energy LLC
0.000%, 08/21/2031 (G)	$80	$80
Spin Holdco Inc
8.562%, 03/04/2028 (A)	161	136
Star Parent, Inc., Term Loan, 1st Lien
8.299%, CME Term SOFR + 4.000%, 09/27/2030 (A)	152	145
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
6.434%, 04/30/2028 (A)	100	97
The Michaels Companies, Inc, Term B Loan, 1st Lien
8.811%, LIBOR + 4.250%, 04/15/2028 (A)	162	120
Trip.com
7.049%, 07/01/2031 (A)	111	109
Trugreen Limited Partnership
8.425%, 11/02/2027	112	106
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
6.573%, CME Term SOFR + 2.250%, 01/27/2031 (A)	112	111
William Morris Endeavor Entertainment, LLC
7.188%, 05/18/2025	40	40
X Corp., Tranche B-1 Loan, 1st Lien
10.949%, CME Term SOFR + 6.500%, 10/26/2029 (A)	178	176
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
7.439%, CME Term SOFR + 3.000%, 03/09/2027 (A)	654	607

Total Loan Participations
(Cost $7,171) ($ Thousands)		6,784

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FNMA
0.000%, 11/15/2030(B)	3,564	2,808
Resolution Funding Interest
0.000%, 01/15/2030(B)	905	741
Resolution Funding Principal
0.000%, 04/15/2030(B)	3,505	2,843

Total U.S. Government Agency Obligations
(Cost $7,032) ($ Thousands)		6,392

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 0.2%
California — 0.1%
California State University, Ser B, RB
2.374%, 11/01/2035	$635	$503
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	650	493
Regents of the University of California, Medical Center Pooled Revenue, Ser N, RB
3.256%, 05/15/2060	740	474

		1,470

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	648	732

New York — 0.1%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	429
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B-3, RB
2.000%, 08/01/2035	1,000	767
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-3, RB
2.400%, 11/01/2032	300	257
New York State, Dormitory Authority, RB
5.628%, 03/15/2039	400	408
5.289%, 03/15/2033	768	769

		2,630

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	$376	$325

Texas — 0.0%
Board of Regents of the University of Texas System, Ser B, RB
2.439%, 08/15/2049	295	182
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	632	712

		894

Total Municipal Bonds
(Cost $6,880) ($ Thousands)		6,051

	Shares
CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	78,738,517	78,739
Total Cash Equivalent
(Cost $78,739) ($ Thousands)		78,739

PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $483) ($ Thousands)		234

Total Investments in Securities — 106.1%
(Cost $3,779,995) ($ Thousands)		$3,707,797

A list of open over the counter swaptions contracts for the Fund at March 31, 2025, is as follows:
Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaption 2 Year	Bank of America Merrill Lynch	$59,645,000	$4.46	01/17/2026	$110
Swaption 5 Year	Bank of America Merrill Lynch	25,400,000	4.52	01/17/2026	124

Total Purchased Swaptions		$85,045,000			$234

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	2,360	Jun-2025	$486,704	$488,926	$2,222
U.S. 5-Year Treasury Note	1,739	Jun-2025	185,707	188,083	2,376

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Concluded)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
U.S. 10-Year Treasury Note	92	Jun-2025	$10,092	$10,232	$140
			682,503	687,241	4,738
Short Contracts
Euro-Bobl	(54)	Jun-2025	$(6,834)	$(6,870)	$(23)
Euro-Bund 10-Year Bond	(39)	Jun-2025	(5,404)	(5,427)	(5)
Euro-Buxl	(4)	Jun-2025	(522)	(516)	8
Euro-Schatz	(16)	Jun-2025	(1,800)	(1,849)	(2)
U.S. Long Treasury Bond	(156)	Jun-2025	(18,110)	(18,296)	(186)
U.S. Ultra Long Treasury Bond	(48)	Jun-2025	(5,721)	(5,868)	(147)
U.S. Ultra Long Treasury Bond	(2)	Jun-2025	(246)	(244)	2
Ultra 10-Year U.S. Treasury Note	(690)	Jun-2025	(78,354)	(78,747)	(393)
			(116,991)	(117,817)	(746)
			$565,512	$569,424	$3,992

A list of the open forward foreign currency contracts held by the Fund at March 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/11/25	USD	347	EUR	320	$(1)
Bank of America	04/11/25	EUR	6,145	USD	6,303	(339)
Goldman Sachs	04/11/25	EUR	554	USD	605	6
Goldman Sachs	04/11/25	EUR	6,920	USD	7,263	(216)
Goldman Sachs	04/11/25	USD	14,378	EUR	13,299	(4)
Goldman Sachs	07/11/25	EUR	13,299	USD	14,452	4
						$(550)

Percentages are based on Net Assets of $3,493,350 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2025.
†	Investment in Affiliated Security (see Note 6).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2025, the value of these securities amounted to $412,714 ($ Thousands), representing 11.8% of the Net Assets of the Fund.

(E)	Interest rate represents the security's effective yield at the time of purchase.
(F)	Perpetual security with no stated maturity date.
(G)	No interest rate available.
(H)	Unsettled bank loan. Interest rate may not be available.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	1,499,845	–	1,499,845
U.S. Treasury Obligations	–	1,110,529	–	1,110,529
Corporate Obligations	–	744,203	–	744,203
Asset-Backed Securities	–	231,903	–	231,903
Sovereign Debt	–	23,117	–	23,117
Loan Participations	–	6,784	–	6,784
U.S. Government Agency Obligations	–	6,392	–	6,392
Municipal Bonds	–	6,051	–	6,051
Cash Equivalent	78,739	–	–	78,739
Purchased Swaptions	–	234	–	234
Total Investments in Securities	78,739	3,629,058	–	3,707,797

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	4,748	–	–	4,748
Unrealized Depreciation	(756)	–	–	(756)
Forward Contracts*
Unrealized Appreciation	–	10	–	10
Unrealized Depreciation	–	(560)	–	(560)
Total Other Financial Instruments	3,992	(550)	–	3,442

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Core Fixed Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$37,736	$2,421,572	$(2,380,569)	$—	$—	$78,739	$2,605	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 75.6%
Communication Services — 10.2%
Altice Financing
5.750%, 08/15/2029 (A)	$1,080	$790
Altice France
8.125%, 02/01/2027 (A)	1,734	1,551
5.500%, 01/15/2028 (A)	1,719	1,373
5.500%, 10/15/2029 (A)	937	743
5.125%, 07/15/2029 (A)	396	310
Altice France Holding
10.500%, 05/15/2027 (A)	490	143
ANGI Group
3.875%, 08/15/2028 (A)	1,031	936
Beasley Mezzanine Holdings
9.200%, 08/01/2028 (A)	2,901	1,305
Belo
7.250%, 09/15/2027	250	258
C&W Senior Finance
9.000%, 01/15/2033 (A)	965	949
Cable One
4.000%, 11/15/2030 (A)	720	571
CCO Holdings
7.375%, 03/01/2031 (A)	1,525	1,549
6.375%, 09/01/2029 (A)	1,530	1,526
5.375%, 06/01/2029 (A)	583	564
5.000%, 02/01/2028 (A)	5,646	5,479
4.750%, 03/01/2030 (A)	1,945	1,804
4.500%, 08/15/2030 (A)	5,097	4,640
4.500%, 05/01/2032	135	117
4.250%, 02/01/2031 (A)	5,219	4,625
4.250%, 01/15/2034 (A)	1,795	1,476
Charter Communications Operating
6.550%, 06/01/2034	1,720	1,769
Cinemark USA
7.000%, 08/01/2032 (A)	64	65
5.250%, 07/15/2028 (A)	140	136
Clear Channel Outdoor Holdings
9.000%, 09/15/2028 (A)	150	154
7.750%, 04/15/2028 (A)	305	262
7.500%, 06/01/2029 (A)	554	458
5.125%, 08/15/2027 (A)	760	734
Consolidated Communications
6.500%, 10/01/2028 (A)	539	520
DISH DBS
7.750%, 07/01/2026	1,833	1,583
5.750%, 12/01/2028 (A)	1,907	1,608
5.250%, 12/01/2026 (A)	2,272	2,086
5.125%, 06/01/2029	530	346
EchoStar
10.750%, 11/30/2029	2,957	3,107
6.750% cash/0% PIK, 11/30/2030	262	238
Fox
5.576%, 01/25/2049	460	431
5.476%, 01/25/2039	460	443

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Frontier Communications Holdings
8.750%, 05/15/2030 (A)	$211	$223
6.750%, 05/01/2029 (A)	49	49
6.000%, 01/15/2030 (A)	93	93
5.875%, 10/15/2027 (A)	22	22
5.875%, 11/01/2029	102	102
5.000%, 05/01/2028 (A)	695	686
Gray Media
10.500%, 07/15/2029 (A)	2,338	2,436
7.000%, 05/15/2027 (A)	1,209	1,185
5.375%, 11/15/2031 (A)	3,519	2,196
4.750%, 10/15/2030 (A)	3,795	2,392
iHeartCommunications
10.875%, 05/01/2030	636	314
9.125%, 05/01/2029	1,107	882
7.750%, 08/15/2030 (A)	267	198
Iliad Holding SASU
8.500%, 04/15/2031 (A)	785	823
7.000%, 04/15/2032 (A)	1,570	1,572
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	1,412	1,341
Level 3 Financing
11.000%, 11/15/2029 (A)	1,047	1,167
10.500%, 04/15/2029 (A)	1,454	1,599
10.500%, 05/15/2030 (A)	1,110	1,189
4.875%, 06/15/2029 (A)	2,213	1,871
4.500%, 04/01/2030 (A)	730	584
3.875%, 10/15/2030 (A)	969	732
3.750%, 07/15/2029 (A)	695	506
Live Nation Entertainment
6.500%, 05/15/2027 (A)	936	945
5.625%, 03/15/2026 (A)	309	308
4.750%, 10/15/2027 (A)	1,080	1,053
3.750%, 01/15/2028 (A)	683	650
Lumen Technologies
10.000%, 10/15/2032 (A)	541	540
7.650%, 03/15/2042	755	596
7.600%, 09/15/2039	270	212
5.375%, 06/15/2029 (A)	263	213
4.125%, 04/15/2029 (A)	211	199
4.125%, 04/15/2030 (A)	1,459	1,362
McGraw-Hill Education
5.750%, 08/01/2028 (A)	1,140	1,113
Midcontinent Communications
8.000%, 08/15/2032 (A)	1,679	1,698
Nexstar Media
5.625%, 07/15/2027 (A)	595	586
4.750%, 11/01/2028 (A)	1,139	1,067
Paramount Global
5.500%, 05/15/2033	840	806
4.950%, 01/15/2031	2,147	2,063
Sable International Finance
7.125%, 10/15/2032 (A)	887	850

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Scripps Escrow
5.875%, 07/15/2027 (A)	$1,450	$1,209
Scripps Escrow II
3.875%, 01/15/2029 (A)	2,570	2,018
Sinclair Television Group
8.125%, 02/15/2033 (A)	1,710	1,687
Sirius XM Radio
5.500%, 07/01/2029 (A)	784	757
5.000%, 08/01/2027 (A)	469	458
4.125%, 07/01/2030 (A)	1,908	1,695
4.000%, 07/15/2028 (A)	988	922
3.875%, 09/01/2031 (A)	2,010	1,723
3.125%, 09/01/2026 (A)	501	485
Snap
6.875%, 03/01/2033 (A)	635	635
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	3,120	1,997
Stagwell Global
5.625%, 08/15/2029 (A)	373	355
TEGNA
4.625%, 03/15/2028	1,104	1,044
Telesat Canada
6.500%, 10/15/2027 (A)	401	173
5.625%, 12/06/2026 (A)	1,354	805
Time Warner Entertainment
8.375%, 07/15/2033	1,028	1,173
United States Cellular
6.700%, 12/15/2033	255	273
Urban One
7.375%, 02/01/2028 (A)	4,640	2,390
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	1,520	1,311
Windstream Services
8.250%, 10/01/2031 (A)	1,926	1,961
Zayo Group Holdings
6.125%, 03/01/2028 (A)	1,875	1,559
4.000%, 03/01/2027 (A)	5,766	5,252

		110,954

Consumer Discretionary — 12.6%
1011778 BC ULC
5.625%, 09/15/2029 (A)	1,089	1,078
4.375%, 01/15/2028 (A)	840	808
Academy
6.000%, 11/15/2027 (A)	810	808
Adient Global Holdings Ltd
8.250%, 04/15/2031 (A)	337	327
7.500%, 02/15/2033 (A)	152	142
7.000%, 04/15/2028 (A)	17	17
Amer Sports
6.750%, 02/16/2031 (A)	1,304	1,335
American Axle & Manufacturing
6.500%, 04/01/2027	620	602

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aramark Services
5.000%, 02/01/2028 (A)	$292	$287
Asbury Automotive Group
4.625%, 11/15/2029 (A)	659	618
4.500%, 03/01/2028	1,661	1,599
Ashton Woods USA
6.625%, 01/15/2028 (A)	1,422	1,411
4.625%, 04/01/2030 (A)	620	560
Aston Martin Capital Holdings
10.000%, 03/31/2029 (A)	1,980	1,790
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)	2,750	–
Bath & Body Works
7.600%, 07/15/2037	370	377
7.500%, 06/15/2029	271	276
6.875%, 11/01/2035	634	642
6.750%, 07/01/2036	2,355	2,347
6.625%, 10/01/2030 (A)	1,099	1,115
5.250%, 02/01/2028	349	344
Boyne USA
4.750%, 05/15/2029 (A)	774	729
Caesars Entertainment
8.125%, 07/01/2027 (A)	146	147
7.000%, 02/15/2030 (A)	1,905	1,931
6.500%, 02/15/2032 (A)	245	244
6.000%, 10/15/2032 (A)	1,317	1,230
4.625%, 10/15/2029 (A)	171	157
Carnival
7.000%, 08/15/2029 (A)	102	107
6.125%, 02/15/2033 (A)	1,843	1,816
6.000%, 05/01/2029 (A)	2,169	2,154
5.750%, 03/01/2027 (A)	536	536
4.000%, 08/01/2028 (A)	203	194
Carvana, Strike Price Fixed
9.000% cash/0% PIK, 06/01/2031 (A)	3,311	3,679
CD&R Smokey Buyer
9.500%, 10/15/2029 (A)	228	208
Churchill Downs
4.750%, 01/15/2028 (A)	685	665
Clarios Global
8.500%, 05/15/2027 (A)	3,830	3,831
6.750%, 05/15/2028 (A)	208	211
6.750%, 02/15/2030 (A)	531	536
6.250%, 05/15/2026 (A)	216	216
CMG Media Corp
8.875%, 06/18/2029 (A)	2,090	1,803
Cooper-Standard Automotive
13.500% cash/0% PIK, 03/31/2027 (A)	1,613	1,696
5.625% cash/0% PIK, 05/15/2027 (A)	970	819
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)	1,943	2,003

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CSC Holdings
11.250%, 05/15/2028 (A)	$3,842	$3,714
7.500%, 04/01/2028 (A)	555	392
6.500%, 02/01/2029 (A)	2,468	2,042
5.750%, 01/15/2030 (A)	1,454	771
5.500%, 04/15/2027 (A)	275	255
5.375%, 02/01/2028 (A)	205	175
5.000%, 11/15/2031 (A)	1,080	510
4.625%, 12/01/2030 (A)	1,370	667
4.500%, 11/15/2031 (A)	299	217
4.125%, 12/01/2030 (A)	123	89
3.375%, 02/15/2031 (A)	463	331
Dana
5.625%, 06/15/2028	210	207
DirecTV Financing
8.875%, 02/01/2030 (A)	1,627	1,552
5.875%, 08/15/2027 (A)	174	169
DISH Network
11.750%, 11/15/2027 (A)	5,503	5,795
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	390	297
eG Global Finance
12.000%, 11/30/2028 (A)	1,990	2,203
Empire Resorts
7.750%, 11/01/2026 (A)	1,195	1,148
Fertitta Entertainment
6.750%, 01/15/2030 (A)	225	195
4.625%, 01/15/2029 (A)	1,505	1,386
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)(D)	3,108	–
Ford Motor Credit
7.200%, 06/10/2030	500	519
7.122%, 11/07/2033	200	204
6.950%, 06/10/2026	200	203
6.800%, 05/12/2028	200	206
6.798%, 11/07/2028	200	206
4.542%, 08/01/2026	530	523
4.000%, 11/13/2030	200	179
Gap
3.625%, 10/01/2029 (A)	754	680
GCI
4.750%, 10/15/2028 (A)	599	552
Genting New York
7.250%, 10/01/2029 (A)	915	933
Goodyear Tire & Rubber
5.250%, 04/30/2031	127	114
5.250%, 07/15/2031	314	284
5.000%, 07/15/2029	337	313
GrubHub Holdings
5.500%, 07/01/2027 (A)	2,835	2,604
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	170	171
5.875%, 04/01/2029 (A)	87	87

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 03/15/2033 (A)	$1,715	$1,698
5.750%, 05/01/2028 (A)	246	246
4.875%, 01/15/2030	50	48
4.000%, 05/01/2031 (A)	1,935	1,752
3.750%, 05/01/2029 (A)	659	615
IHO Verwaltungs GmbH
7.750% cash/0% PIK, 11/15/2030 (A)	200	197
Jacobs Entertainment
6.750%, 02/15/2029 (A)	1,685	1,617
Landsea Homes
8.875%, 04/01/2029 (A)	870	829
LBM Acquisition
6.250%, 01/15/2029 (A)	1,158	986
LCM Investments Holdings II
8.250%, 08/01/2031 (A)	1,530	1,588
4.875%, 05/01/2029 (A)	1,094	1,027
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,445	1,208
5.125%, 07/15/2029 (A)	480	352
LGI Homes
8.750%, 12/15/2028 (A)	1,420	1,480
Liberty Interactive
8.500%, 07/15/2029	324	130
8.250%, 02/01/2030	2,855	1,123
Melco Resorts Finance
5.375%, 12/04/2029 (A)	1,045	958
MGM Resorts International
6.500%, 04/15/2032	1,181	1,158
6.125%, 09/15/2029	1,270	1,257
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(D)	5,936	–
NCL
6.750%, 02/01/2032 (A)	1,835	1,813
NESCO Holdings II
5.500%, 04/15/2029 (A)	271	250
Newell Brands
6.875%, 04/01/2036	70	68
6.625%, 09/15/2029	70	70
6.625%, 05/15/2032	85	82
6.375%, 09/15/2027	205	206
6.375%, 05/15/2030	83	81
5.700%, 04/01/2026	265	265
Papa John's International
3.875%, 09/15/2029 (A)	519	486
PetSmart
7.750%, 02/15/2029 (A)	250	230
4.750%, 02/15/2028 (A)	1,335	1,248
PM General Purchaser
9.500%, 10/01/2028 (A)	348	332
QVC
6.875%, 04/15/2029 (A)	831	569
Rakuten Group
9.750%, 04/15/2029 (A)	1,510	1,639

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rivers Enterprise Borrower
6.625%, 02/01/2033 (A)	$935	$919
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	167	169
6.000%, 02/01/2033 (A)	2,704	2,702
5.625%, 09/30/2031 (A)	164	161
Saks Global Enterprises
11.000%, 12/15/2029 (A)	1,786	1,447
Service International
5.750%, 10/15/2032	865	850
Shea Homes
4.750%, 04/01/2029	825	782
Shutterfly Finance
9.750%, 10/01/2027 (A)	83	83
8.500% cash/0% PIK, 10/01/2027 (A)	551	488
Six Flags Entertainment
7.250%, 05/15/2031 (A)	2,361	2,370
7.000%, 07/01/2025 (A)	46	46
6.625%, 05/01/2032 (A)	1,434	1,446
5.375%, 04/15/2027	145	143
5.250%, 07/15/2029	140	133
Somnigroup International
4.000%, 04/15/2029 (A)	555	515
3.875%, 10/15/2031 (A)	166	146
Sonic Automotive
4.875%, 11/15/2031 (A)	75	67
4.625%, 11/15/2029 (A)	391	360
Specialty Building Products Holdings
7.750%, 10/15/2029 (A)	1,552	1,433
Staples
12.750%, 01/15/2030 (A)	445	301
10.750%, 09/01/2029 (A)	1,154	1,043
Station Casinos
6.625%, 03/15/2032 (A)	1,495	1,483
4.625%, 12/01/2031 (A)	205	184
4.500%, 02/15/2028 (A)	1,831	1,754
StoneMor
8.500%, 05/15/2029 (A)	1,205	1,098
Studio City Finance
5.000%, 01/15/2029 (A)	2,060	1,854
Superior Plus
4.500%, 03/15/2029 (A)	202	187
SWF Holdings I
6.500%, 10/01/2029 (A)(E)	495	220
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,200	2,109
Univision Communications
8.000%, 08/15/2028 (A)	1,765	1,771
7.375%, 06/30/2030 (A)	263	251
Vail Resorts
6.500%, 05/15/2032 (A)	123	124
Victoria's Secret
4.625%, 07/15/2029 (A)	2,425	2,120

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Viking Cruises
5.875%, 09/15/2027 (A)	$1,030	$1,025
Virgin Media Finance
5.000%, 07/15/2030 (A)	493	423
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	690	607
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	2,135	2,018
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,191	1,219
Wayfair
7.750%, 09/15/2030 (A)	200	193
7.250%, 10/31/2029 (A)	79	76
Wolverine World Wide
4.000%, 08/15/2029 (A)	457	387
Wynn Macau
5.125%, 12/15/2029 (A)	1,125	1,040
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	1,088	1,126
6.250%, 03/15/2033 (A)	581	566
5.125%, 10/01/2029 (A)	404	387
Yum! Brands
6.875%, 11/15/2037	850	912
5.375%, 04/01/2032	1,042	1,016

		136,650

Consumer Staples — 2.1%
Albertsons
6.250%, 03/15/2033 (A)	182	184
5.875%, 02/15/2028 (A)	455	455
4.875%, 02/15/2030 (A)	60	57
3.500%, 03/15/2029 (A)	473	435
3.250%, 03/15/2026 (A)	201	197
Central Garden & Pet
5.125%, 02/01/2028	350	345
4.125%, 10/15/2030	247	225
4.125%, 04/30/2031 (A)	168	150
Chobani Holdco II
8.750% cash/0% PIK, 10/01/2029 (A)	345	375
Edgewell Personal Care
5.500%, 06/01/2028 (A)	325	319
4.125%, 04/01/2029 (A)	227	210
Energizer Holdings
4.750%, 06/15/2028 (A)	484	463
HLF Financing Sarl
12.250%, 04/15/2029 (A)	1,711	1,840
HRB Wonddown Inc (Escrow Security)
8.875%, 03/15/2070 (A)(D)	445	–
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,242	1,157
New Albertsons
8.700%, 05/01/2030	705	767
8.000%, 05/01/2031	910	970

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Opal Bidco SAS
6.500%, 03/31/2032 (A)	$490	$490
Performance Food Group
6.125%, 09/15/2032 (A)	2,059	2,047
5.500%, 10/15/2027 (A)	380	376
4.250%, 08/01/2029 (A)	869	813
Post Holdings
6.375%, 03/01/2033 (A)	1,989	1,956
6.250%, 02/15/2032 (A)	114	115
6.250%, 10/15/2034 (A)	630	620
5.500%, 12/15/2029 (A)	285	277
Primo Water Holdings
6.250%, 04/01/2029 (A)	1,707	1,702
RAD (Escrow Security)
8.000%, 10/18/2024 (A)(B)(D)(E)	853	–
8.000%, 11/15/2026 (A)(B)(D)(E)	2,195	–
7.500%, 07/01/2025 (A)(B)(D)(E)	846	–
Rite Aid
15.000% cash/0% PIK, 08/30/2031 (B)(E)	1,351	415
11.317% cash/0% PIK, TSFR3M + 7.000%, 08/30/2031 (A)(B)(E)(F)	317	258
Sigma Holdco BV
7.875%, 05/15/2026 (A)	999	990
Simmons Foods
4.625%, 03/01/2029 (A)	1,968	1,824
Tyson Foods
5.100%, 09/28/2048	797	719
US Foods
6.875%, 09/15/2028 (A)	83	85
4.625%, 06/01/2030 (A)	235	223
Walgreen
4.400%, 09/15/2042	155	135
Walgreens Boots Alliance
4.800%, 11/18/2044	539	488
4.100%, 04/15/2050	1,348	1,161

		22,843

Energy — 10.2%
Aethon United BR
7.500%, 10/01/2029 (A)	3,789	3,854
Antero Midstream Partners
5.750%, 03/01/2027 (A)	185	184
5.750%, 01/15/2028 (A)	310	309
5.375%, 06/15/2029 (A)	1,151	1,125
Antero Resources
7.625%, 02/01/2029 (A)	160	164
Archrock Partners
6.875%, 04/01/2027 (A)	99	99
6.625%, 09/01/2032 (A)	728	731
6.250%, 04/01/2028 (A)	1,079	1,080
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (A)	2,368	2,415

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.625%, 10/15/2032 (A)	$747	$743
5.875%, 06/30/2029 (A)	240	234
Baytex Energy
8.500%, 04/30/2030 (A)	360	366
7.375%, 03/15/2032 (A)	1,275	1,226
Blue Racer Midstream
7.250%, 07/15/2032 (A)	578	598
7.000%, 07/15/2029 (A)	614	627
6.625%, 07/15/2026 (A)	115	115
Buckeye Partners
6.750%, 02/01/2030 (A)	95	96
4.500%, 03/01/2028 (A)	410	393
4.125%, 12/01/2027	140	135
Cheniere Energy Partners
4.000%, 03/01/2031	389	365
3.250%, 01/31/2032	260	229
Chord Energy
6.750%, 03/15/2033 (A)	1,663	1,654
CITGO Petroleum
8.375%, 01/15/2029 (A)	1,355	1,379
Civitas Resources
8.750%, 07/01/2031 (A)	229	235
8.625%, 11/01/2030 (A)	1,977	2,040
8.375%, 07/01/2028 (A)	329	339
Comstock Resources
6.750%, 03/01/2029 (A)	2,935	2,871
5.875%, 01/15/2030 (A)	230	217
Crescent Energy Finance
9.250%, 02/15/2028 (A)	459	477
7.625%, 04/01/2032 (A)	245	242
7.375%, 01/15/2033 (A)	140	135
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	203	208
DT Midstream
4.375%, 06/15/2031 (A)	108	99
4.125%, 06/15/2029 (A)	215	203
Enbridge
8.250%, H15T5Y + 3.785%, 01/15/2084 (F)	2,550	2,685
Encino Acquisition Partners Holdings
8.750%, 05/01/2031 (A)	1,537	1,633
8.500%, 05/01/2028 (A)	447	455
Energy Transfer
8.000%, H15T5Y + 4.020%, 05/15/2054 (F)	1,407	1,481
6.750%, H15T5Y + 5.134%(F)(G)	300	300
6.625%, US0003M + 4.155%(F)(G)	855	843
5.500%, 06/01/2027	1,564	1,589
EQM Midstream Partners
7.500%, 06/01/2027 (A)	170	174
7.500%, 06/01/2030 (A)	139	150
4.500%, 01/15/2029 (A)	406	393

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Expand Energy
7.500%, 10/01/2026 (B)(D)	$2,515	$–
7.000%, 10/01/2024 (B)(D)	1,135	4
6.750%, 04/15/2029 (A)	650	658
5.375%, 02/01/2029	32	32
5.375%, 03/15/2030	239	237
4.750%, 02/01/2032	303	287
Genesis Energy
8.875%, 04/15/2030	1,580	1,641
8.250%, 01/15/2029	68	70
8.000%, 01/15/2027	36	37
7.875%, 05/15/2032	690	695
7.750%, 02/01/2028	325	328
Greenfire Resources
12.000%, 10/01/2028 (A)	968	1,024
Gulfport Energy Operating
6.750%, 09/01/2029 (A)	1,288	1,305
Harvest Midstream I
7.500%, 09/01/2028 (A)	745	752
7.500%, 05/15/2032 (A)	144	148
Hess Midstream Operations
6.500%, 06/01/2029 (A)	122	124
5.875%, 03/01/2028 (A)	54	54
4.250%, 02/15/2030 (A)	122	115
Hilcorp Energy I
7.250%, 02/15/2035 (A)	1,659	1,584
6.875%, 05/15/2034 (A)	10	10
6.250%, 04/15/2032 (A)	380	355
6.000%, 04/15/2030 (A)	106	101
6.000%, 02/01/2031 (A)	1,421	1,324
Howard Midstream Energy Partners
8.875%, 07/15/2028 (A)	215	224
7.375%, 07/15/2032 (A)	2,303	2,360
Ithaca Energy North Sea
8.125%, 10/15/2029 (A)	1,475	1,505
ITT Holdings
6.500%, 08/01/2029 (A)	1,938	1,788
Kodiak Gas Services
7.250%, 02/15/2029 (A)	595	606
Long Ridge Energy
8.750%, 02/15/2032 (A)	980	947
Matador Resources
6.500%, 04/15/2032 (A)	169	168
6.250%, 04/15/2033 (A)	196	191
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	2,273	2,216
Nabors Industries
9.125%, 01/31/2030 (A)	515	515
8.875%, 08/15/2031 (A)	815	708
New Fortress Energy
8.750%, 03/15/2029 (A)	1,750	1,208
6.500%, 09/30/2026 (A)	827	699

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NFE Financing
12.000%, 11/15/2029 (A)	$1,737	$1,464
NGL Energy Operating
8.375%, 02/15/2032 (A)	177	177
8.125%, 02/15/2029 (A)	1,688	1,700
Northern Oil & Gas
8.750%, 06/15/2031 (A)	825	841
NuStar Logistics
6.375%, 10/01/2030	139	141
6.000%, 06/01/2026	260	261
5.625%, 04/28/2027	125	124
ONEOK
5.600%, 04/01/2044	155	144
5.450%, 06/01/2047	2,018	1,829
PBF Holding
9.875%, 03/15/2030 (A)	815	771
7.875%, 09/15/2030 (A)	1,500	1,314
Permian Resources Operating
9.875%, 07/15/2031 (A)	261	286
8.000%, 04/15/2027 (A)	130	133
7.000%, 01/15/2032 (A)	1,717	1,756
6.250%, 02/01/2033 (A)	142	141
Range Resources
8.250%, 01/15/2029	417	429
4.875%, 05/15/2025	290	290
Rockies Express Pipeline
6.750%, 03/15/2033 (A)	890	905
4.800%, 05/15/2030 (A)	1,428	1,341
Seventy Seven Operating (Escrow Security)
6.625%, 01/15/2020 (B)(D)	1,869	–
Shelf Drilling Holdings
9.625%, 04/15/2029 (A)	950	821
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	957	985
SM Energy
7.000%, 08/01/2032 (A)	1,504	1,476
6.750%, 09/15/2026	210	210
6.750%, 08/01/2029 (A)	175	173
6.625%, 01/15/2027	283	282
6.500%, 07/15/2028	118	117
South Bow Canadian Infrastructure Holdings
7.500%, H15T5Y + 3.667%, 03/01/2055 (A)(F)	1,550	1,568
Summit Midstream Holdings
8.625%, 10/31/2029 (A)	880	898
Sunoco
7.250%, 05/01/2032 (A)	570	589
7.000%, 05/01/2029 (A)	1,498	1,532
6.250%, 07/01/2033 (A)	580	581
4.500%, 05/15/2029	258	244
4.500%, 04/30/2030	337	315

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	$108	$109
6.000%, 03/01/2027 (A)	275	273
6.000%, 12/31/2030 (A)	2,440	2,315
6.000%, 09/01/2031 (A)	727	687
5.500%, 01/15/2028 (A)	1,485	1,445
Tenneco
8.000%, 11/17/2028 (A)	758	723
TerraForm Power Operating
5.000%, 01/31/2028 (A)	1,588	1,537
4.750%, 01/15/2030 (A)	375	348
TGNR Intermediate Holdings
5.500%, 10/15/2029 (A)	1,999	1,877
TransMontaigne Partners
8.500%, 06/15/2030 (A)	755	759
Transocean
8.750%, 02/15/2030 (A)	818	849
8.500%, 05/15/2031 (A)	770	748
8.250%, 05/15/2029 (A)	181	177
6.800%, 03/15/2038	2,278	1,746
Transocean Titan Financing
8.375%, 02/01/2028 (A)	52	54
Valaris
8.375%, 04/30/2030 (A)	1,169	1,170
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	1,205	1,095
3.875%, 11/01/2033 (A)	1,065	916
Venture Global LNG
9.875%, 02/01/2032 (A)	145	154
9.500%, 02/01/2029 (A)	80	86
9.000%, H15T5Y + 5.440%(A)(F)(G)	2,448	2,323
8.375%, 06/01/2031 (A)	60	61
8.125%, 06/01/2028 (A)	324	331
7.000%, 01/15/2030 (A)	2,561	2,523
Vital Energy
7.875%, 04/15/2032 (A)	1,722	1,603
Weatherford International
8.625%, 04/30/2030 (A)	1,482	1,505
Western Midstream Operating
5.250%, 02/01/2050	2,284	1,947

		110,109

Financials — 8.5%
Acrisure
8.250%, 02/01/2029 (A)	2,278	2,340
7.500%, 11/06/2030 (A)	551	561
4.250%, 02/15/2029 (A)	354	331
AG Issuer
6.250%, 03/01/2028 (A)	1,208	1,188
Alliant Holdings Intermediate
7.375%, 10/01/2032 (A)	271	272
7.000%, 01/15/2031 (A)	3,999	4,011
4.250%, 10/15/2027 (A)	1,423	1,374

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AmWINS Group
6.375%, 02/15/2029 (A)	$876	$883
APH Somerset Investor 2
7.875%, 11/01/2029 (A)	2,622	2,584
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	1,535	1,392
Ardonagh Finco
7.750%, 02/15/2031 (A)	671	684
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	584	595
Aretec Group
10.000%, 08/15/2030 (A)	2,437	2,616
Arthur J Gallagher
5.550%, 02/15/2055	1,007	966
Blackstone Mortgage Trust
7.750%, 12/01/2029 (A)	1,765	1,817
Block
6.500%, 05/15/2032 (A)	2,014	2,034
2.750%, 06/01/2026	145	141
Bread Financial Holdings
8.375%, H15T5Y + 4.300%, 06/15/2035 (A)(F)	440	430
Brookfield Property REIT
4.500%, 04/01/2027 (A)	4,150	3,976
Citigroup
3.875%, H15T5Y + 3.417%(F)(G)	1,129	1,103
CPI CG
10.000%, 07/15/2029 (A)	930	990
Encore Capital Group
9.250%, 04/01/2029 (A)	1,475	1,545
Finance of America Funding
7.875%, 11/30/2026 (A)	2,194	1,986
FirstCash
6.875%, 03/01/2032 (A)	1,470	1,488
Focus Financial Partners
6.750%, 09/15/2031 (A)	695	685
Freedom Mortgage
12.000%, 10/01/2028 (A)	1,458	1,566
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	2,545	2,585
Genworth Holdings
6.500%, 06/15/2034	1,945	1,880
Howden UK Refinance
8.125%, 02/15/2032 (A)	292	295
7.250%, 02/15/2031 (A)	1,105	1,115
HUB International
7.250%, 06/15/2030 (A)	1,313	1,352
Incora Intermediate II
6.000%, 01/31/2033 (A)(B)	179	143
Intesa Sanpaolo
4.950%, H15T1Y + 2.750%, 06/01/2042 (A)(F)	1,700	1,367

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Jane Street Group
6.125%, 11/01/2032 (A)	$1,355	$1,333
Jefferies Finance
6.625%, 10/15/2031 (A)	1,060	1,049
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	1,220	1,252
4.750%, 06/15/2029 (A)	2,390	2,276
LD Holdings Group
8.750%, 11/01/2027 (A)	275	250
6.125%, 04/01/2028 (A)	1,555	1,233
LPL Holdings
4.625%, 11/15/2027 (A)	568	563
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	2,335	2,251
5.625%, 01/15/2030 (A)	1,451	1,314
Nationstar Mortgage Holdings
7.125%, 02/01/2032 (A)	117	121
6.500%, 08/01/2029 (A)	23	23
6.000%, 01/15/2027 (A)	60	60
5.750%, 11/15/2031 (A)	1,230	1,230
5.500%, 08/15/2028 (A)	1,366	1,355
5.125%, 12/15/2030 (A)	148	148
Navient MTN
5.625%, 08/01/2033	1,565	1,348
OneMain Finance
9.000%, 01/15/2029	404	424
7.875%, 03/15/2030	1,420	1,472
7.500%, 05/15/2031	2,230	2,269
7.125%, 03/15/2026	198	201
7.125%, 11/15/2031	930	936
5.375%, 11/15/2029	1,535	1,460
4.000%, 09/15/2030	1,049	924
3.875%, 09/15/2028	253	234
3.500%, 01/15/2027	1,374	1,317
Osaic Holdings
10.750%, 08/01/2027 (A)	2,775	2,817
Panther Escrow Issuer
7.125%, 06/01/2031 (A)	1,421	1,448
PennyMac Financial Services
5.750%, 09/15/2031 (A)	2,871	2,725
4.250%, 02/15/2029 (A)	865	808
PRA Group
8.875%, 01/31/2030 (A)	1,420	1,481
Rfna
7.875%, 02/15/2030 (A)	1,775	1,753
Rithm Capital
8.000%, 04/01/2029 (A)	1,683	1,674
Rocket Mortgage
3.625%, 03/01/2029 (A)	977	901
Shift4 Payments
6.750%, 08/15/2032 (A)	1,390	1,401
Starwood Property Trust
7.250%, 04/01/2029 (A)	2,511	2,574

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, 07/01/2030 (A)	$260	$260
6.500%, 10/15/2030 (A)	155	154
UniCredit
5.861%, USISDA05 + 3.703%, 06/19/2032 (A)(F)	800	803
United Wholesale Mortgage
5.500%, 11/15/2025 (A)	347	346
VFH Parent
7.500%, 06/15/2031 (A)	1,104	1,134
Walker & Dunlop
6.625%, 04/01/2033 (A)	845	843

		92,460

Health Care — 7.1%
1261229 BC
10.000%, 04/15/2032 (A)	4,427	4,400
Acadia Healthcare
7.375%, 03/15/2033 (A)	980	979
AHP Health Partners
5.750%, 07/15/2029 (A)	251	233
Akumin
9.000% cash/0% PIK, 08/01/2027 (A)	2,655	2,310
8.000%, 08/01/2028 (A)	1,800	1,500
AthenaHealth Group
6.500%, 02/15/2030 (A)	2,041	1,915
Avantor Funding
4.625%, 07/15/2028 (A)	684	659
Bausch + Lomb
8.375%, 10/01/2028 (A)	855	887
Bausch Health
14.000%, 10/15/2030 (A)	542	512
6.125%, 02/01/2027 (A)	792	803
5.750%, 08/15/2027 (A)	475	474
5.500%, 11/01/2025 (A)	1,736	1,734
5.250%, 01/30/2030 (A)	75	44
5.250%, 02/15/2031 (A)	193	111
5.000%, 01/30/2028 (A)	580	423
5.000%, 02/15/2029 (A)	445	286
4.875%, 06/01/2028 (A)	1,124	908
Bausch Health Americas
9.250%, 04/01/2026 (A)	430	421
8.500%, 01/31/2027 (A)	496	471
Charles River Laboratories International
4.250%, 05/01/2028 (A)	1,633	1,558
4.000%, 03/15/2031 (A)	930	832
CHS
10.875%, 01/15/2032 (A)	3,926	3,868
6.125%, 04/01/2030 (A)	1,464	874
6.000%, 01/15/2029 (A)	230	204
5.625%, 03/15/2027 (A)	2,871	2,742
5.250%, 05/15/2030 (A)	1,752	1,445
4.750%, 02/15/2031 (A)	283	224

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DaVita
6.875%, 09/01/2032 (A)	$307	$309
4.625%, 06/01/2030 (A)	1,080	994
3.750%, 02/15/2031 (A)	1,148	999
Embecta
6.750%, 02/15/2030 (A)	1,165	1,109
5.000%, 02/15/2030 (A)	195	175
Emergent BioSolutions
3.875%, 08/15/2028 (A)	87	60
Encompass Health
4.625%, 04/01/2031	490	459
4.500%, 02/01/2028	450	437
Endo
6.125%, 12/31/2049 (B)	1,485	–
0.000%, 04/01/2027 (B)(C)	1,373	–
Endo Finance Holdings
8.500%, 04/15/2031 (A)	73	76
Envision Healthcare Corp
8.750%, 10/15/2026 (B)(D)	1,825	–
Fortrea Holdings
7.500%, 07/01/2030 (A)	1,221	1,110
Global Medical Response
10.000% cash/0% PIK, 10/31/2028 (A)	3,660	3,659
Grifols
4.750%, 10/15/2028 (A)	1,818	1,679
HAH Group Holding
9.750%, 10/01/2031 (A)	206	198
HCA
5.250%, 06/15/2049	489	430
Heartland Dental
10.500%, 04/30/2028 (A)	2,091	2,197
IQVIA
5.000%, 10/15/2026 (A)	805	799
LifePoint Health
11.000%, 10/15/2030 (A)	1,225	1,332
10.000%, 06/01/2032 (A)	826	788
9.875%, 08/15/2030 (A)	369	389
8.375%, 02/15/2032 (A)	1,125	1,133
Mallinckrodt International Finance
14.750%, 11/14/2028 (A)	198	207
Medline Borrower
5.250%, 10/01/2029 (A)	345	331
3.875%, 04/01/2029 (A)	4,371	4,086
Molina Healthcare
6.250%, 01/15/2033 (A)	1,370	1,348
4.375%, 06/15/2028 (A)	1,641	1,563
3.875%, 11/15/2030 (A)	920	824
Option Care Health
4.375%, 10/31/2029 (A)	2,379	2,220
Organon
5.125%, 04/30/2031 (A)	288	251
4.125%, 04/30/2028 (A)	466	436

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Owens & Minor
6.625%, 04/01/2030 (A)	$185	$162
4.500%, 03/31/2029 (A)	397	332
Perrigo Finance Unlimited
6.125%, 09/30/2032	845	831
Prime Security Services Borrower
3.375%, 08/31/2027 (A)	324	307
Radiology Partners
9.781% cash/0% PIK, 02/15/2030 (A)	1,761	1,638
7.775% cash/0% PIK, 01/31/2029 (A)	3,008	2,978
Select Medical
6.250%, 12/01/2032 (A)	527	514
Sotera Health Holdings
7.375%, 06/01/2031 (A)	160	163
Surgery Center Holdings
7.250%, 04/15/2032 (A)	189	187
Tenet Healthcare
6.875%, 11/15/2031	656	672
6.750%, 05/15/2031	3,967	4,024
6.125%, 06/15/2030	1,444	1,437
5.125%, 11/01/2027	753	742
4.375%, 01/15/2030	925	867
4.250%, 06/01/2029	88	83
US Acute Care Solutions
9.750%, 05/15/2029 (A)	1,103	1,100

		76,452

Industrials — 9.1%
AAR Escrow Issuer
6.750%, 03/15/2029 (A)	1,460	1,484
ACCO Brands
4.250%, 03/15/2029 (A)	330	298
Allied Universal Holdco
4.625%, 06/01/2028 (A)	1,427	1,351
Allison Transmission
5.875%, 06/01/2029 (A)	225	224
4.750%, 10/01/2027 (A)	1,831	1,786
3.750%, 01/30/2031 (A)	300	267
American Airlines
5.750%, 04/20/2029 (A)	1,952	1,910
5.500%, 04/20/2026 (A)	549	547
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	512	490
Amsted Industries
6.375%, 03/15/2033 (A)	314	312
4.625%, 05/15/2030 (A)	505	471
APi Group DE
4.750%, 10/15/2029 (A)	135	126
4.125%, 07/15/2029 (A)	214	198
Artera Services
8.500%, 02/15/2031 (A)	797	744
Avianca Midco 2
9.625%, 02/14/2030 (A)	815	749

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Avis Budget Car Rental
8.250%, 01/15/2030 (A)	$2,516	$2,454
8.000%, 02/15/2031 (A)	26	25
5.750%, 07/15/2027 (A)	1,341	1,294
5.375%, 03/01/2029 (A)	598	539
4.750%, 04/01/2028 (A)	60	55
Axon Enterprise
6.250%, 03/15/2033 (A)	1,324	1,338
6.125%, 03/15/2030 (A)	35	35
Bombardier
8.750%, 11/15/2030 (A)	107	113
7.875%, 04/15/2027 (A)	125	125
7.250%, 07/01/2031 (A)	1,633	1,639
7.000%, 06/01/2032 (A)	927	923
Brightline East
11.000%, 01/31/2030 (A)	602	530
Builders FirstSource
6.375%, 06/15/2032 (A)	251	252
6.375%, 03/01/2034 (A)	640	635
4.250%, 02/01/2032 (A)	1,213	1,085
BWX Technologies
4.125%, 06/30/2028 (A)	1,233	1,164
4.125%, 04/15/2029 (A)	835	780
Chart Industries
9.500%, 01/01/2031 (A)	1,362	1,454
7.500%, 01/01/2030 (A)	344	357
Clean Harbors
6.375%, 02/01/2031 (A)	375	379
4.875%, 07/15/2027 (A)	1,000	986
Clue Opco
9.500%, 10/15/2031 (A)	342	342
Conduent Business Services
6.000%, 11/01/2029 (A)	270	253
CoreCivic
8.250%, 04/15/2029	305	323
CP Atlas Buyer
7.000%, 12/01/2028 (A)	1,464	1,157
Deluxe
8.125%, 09/15/2029 (A)	2,225	2,238
8.000%, 06/01/2029 (A)	755	687
EMRLD Borrower
6.750%, 07/15/2031 (A)	78	78
6.625%, 12/15/2030 (A)	3,611	3,613
EquipmentShare.com
9.000%, 05/15/2028 (A)	447	463
8.625%, 05/15/2032 (A)	82	84
8.000%, 03/15/2033 (A)	92	93
First Student Bidco
4.000%, 07/31/2029 (A)	15	14
Fortress Transportation and Infrastructure Investors
7.000%, 05/01/2031 (A)	820	833

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Garda World Security
8.375%, 11/15/2032 (A)	$90	$88
8.250%, 08/01/2032 (A)	193	188
6.000%, 06/01/2029 (A)	247	232
Gates
6.875%, 07/01/2029 (A)	707	719
GEO Group
8.625%, 04/15/2029	160	168
GFL Environmental
6.750%, 01/15/2031 (A)	159	164
4.375%, 08/15/2029 (A)	151	142
4.000%, 08/01/2028 (A)	714	679
3.500%, 09/01/2028 (A)	1,415	1,337
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	306	302
5.625%, 06/01/2029 (A)	201	193
Goat Holdco
6.750%, 02/01/2032 (A)	76	74
GrafTech Global Enterprises
9.875%, 12/23/2029 (A)	828	650
Griffon
5.750%, 03/01/2028	500	489
Herc Holdings
6.625%, 06/15/2029 (A)	186	187
Hertz
12.625%, 07/15/2029 (A)	1,106	999
5.000%, 12/01/2029 (A)	663	333
4.625%, 12/01/2026 (A)	367	256
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(D)	465	97
6.000%, 01/15/2028 (A)(D)	450	84
5.500%, 12/31/2049 (A)(D)	559	34
Icahn Enterprises
10.000%, 11/15/2029 (A)	1,116	1,108
9.000%, 06/15/2030	2,545	2,406
5.250%, 05/15/2027	1,145	1,088
JELD-WEN
7.000%, 09/01/2032 (A)	120	106
4.875%, 12/15/2027 (A)	250	234
JetBlue Airways
9.875%, 09/20/2031 (A)	3,269	3,227
Korn Ferry
4.625%, 12/15/2027 (A)	1,687	1,635
Latam Airlines Group
7.875%, 04/15/2030 (A)	1,550	1,537
Madison IAQ
5.875%, 06/30/2029 (A)	1,704	1,610
4.125%, 06/30/2028 (A)	630	594
Masterbrand
7.000%, 07/15/2032 (A)	121	121
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	123	123

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	$167	$166
MIWD Holdco II
5.500%, 02/01/2030 (A)	131	118
OneSky Flight
8.875%, 12/15/2029 (A)	1,481	1,497
Pitney Bowes
7.250%, 03/15/2029 (A)	810	806
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	94	94
Quikrete Holdings
6.375%, 03/01/2032 (A)	2,026	2,039
Raven Acquisition Holdings
6.875%, 11/15/2031 (A)	963	935
RB Global Holdings
7.750%, 03/15/2031 (A)	670	701
Resideo Funding
6.500%, 07/15/2032 (A)	204	203
Science Applications International
4.875%, 04/01/2028 (A)	1,596	1,529
Sensata Technologies
6.625%, 07/15/2032 (A)	733	726
4.000%, 04/15/2029 (A)	1,180	1,085
3.750%, 02/15/2031 (A)	20	17
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,133	997
Spirit Loyalty Cayman
11.000% cash/0% PIK, 03/06/2030 (A)	1,555	1,380
SS&C Technologies
6.500%, 06/01/2032 (A)	1,519	1,536
5.500%, 09/30/2027 (A)	637	632
Standard Building Solutions
6.500%, 08/15/2032 (A)	1,127	1,127
Standard Industries
5.000%, 02/15/2027 (A)	30	30
4.750%, 01/15/2028 (A)	818	792
4.375%, 07/15/2030 (A)	1,460	1,347
3.375%, 01/15/2031 (A)	88	76
Terex
6.250%, 10/15/2032 (A)	217	211
5.000%, 05/15/2029 (A)	345	329
TransDigm
7.125%, 12/01/2031 (A)	3,906	4,019
6.875%, 12/15/2030 (A)	380	388
6.625%, 03/01/2032 (A)	2,364	2,394
6.375%, 03/01/2029 (A)	383	387
TriNet Group
7.125%, 08/15/2031 (A)	172	175
United Airlines
4.625%, 04/15/2029 (A)	1,733	1,640
4.375%, 04/15/2026 (A)	296	291

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Rentals North America
6.125%, 03/15/2034 (A)	$1,952	$1,953
5.500%, 05/15/2027	65	65
5.250%, 01/15/2030	370	363
4.000%, 07/15/2030	1,235	1,140
VistaJet Malta Finance
6.375%, 02/01/2030 (A)	1,762	1,544
Waste Pro USA
7.000%, 02/01/2033 (A)	1,479	1,484
WESCO Distribution
7.250%, 06/15/2028 (A)	493	500
6.625%, 03/15/2032 (A)	155	157
6.375%, 03/15/2029 (A)	340	344
6.375%, 03/15/2033 (A)	263	264
Williams Scotsman
7.375%, 10/01/2031 (A)	2,160	2,224
6.625%, 04/15/2030 (A)	44	45
Wilsonart
11.000%, 08/15/2032 (A)	1,012	929
Wrangler Holdco
6.625%, 04/01/2032 (A)	408	415
XPO
7.125%, 02/01/2032 (A)	713	730

		98,325

Information Technology — 3.5%
Ahead DB Holdings
6.625%, 05/01/2028 (A)	813	793
Amentum Holdings
7.250%, 08/01/2032 (A)	607	597
ams-OSRAM
12.250%, 03/30/2029 (A)	190	195
Arches Buyer
6.125%, 12/01/2028 (A)	84	74
4.250%, 06/01/2028 (A)	1,015	924
Central Parent
8.000%, 06/15/2029 (A)	528	463
Ciena
4.000%, 01/31/2030 (A)	1,040	950
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	194	173
Cloud Software Group, Strike Price Fixed
9.000%, 09/30/2029 (A)	2,867	2,860
8.250%, 06/30/2032 (A)	2,477	2,518
6.500%, 03/31/2029 (A)	1,411	1,372
Coherent
5.000%, 12/15/2029 (A)	2,133	2,035
CommScope
9.500%, 12/15/2031 (A)	25	26
8.250%, 03/01/2027 (A)	500	474
7.125%, 07/01/2028 (A)	760	672
4.750%, 09/01/2029 (A)	1,775	1,578

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CommScope Technologies
5.000%, 03/15/2027 (A)	$5	$4
Diebold Nixdorf
7.750%, 03/31/2030 (A)	86	89
Elastic
4.125%, 07/15/2029 (A)	1,183	1,103
Ellucian Holdings
6.500%, 12/01/2029 (A)	1,052	1,035
Entegris
5.950%, 06/15/2030 (A)	519	516
4.375%, 04/15/2028 (A)	182	175
3.625%, 05/01/2029 (A)	791	727
Entegris Escrow
4.750%, 04/15/2029 (A)	205	198
Fibercop
6.375%, 11/15/2033 (A)	528	502
Gen Digital
6.250%, 04/01/2033 (A)	430	428
Imola Merger
4.750%, 05/15/2029 (A)	238	226
McAfee
7.375%, 02/15/2030 (A)	3,056	2,705
NCR Atleos
9.500%, 04/01/2029 (A)	1,719	1,864
NCR Voyix
5.125%, 04/15/2029 (A)	96	91
5.000%, 10/01/2028 (A)	252	243
ON Semiconductor
3.875%, 09/01/2028 (A)	2,003	1,875
Open Text Holdings
4.125%, 02/15/2030 (A)	1,005	917
PTC
4.000%, 02/15/2028 (A)	1,363	1,311
RingCentral
8.500%, 08/15/2030 (A)	229	241
Sabre GLBL
10.750%, 11/15/2029 (A)	2,847	2,868
Seagate HDD Cayman
8.500%, 07/15/2031	40	42
8.250%, 12/15/2029	167	178
3.375%, 07/15/2031	1,341	1,131
Sensata Technologies
5.875%, 09/01/2030 (A)	340	328
Synaptics
4.000%, 06/15/2029 (A)	1,475	1,352
UKG
6.875%, 02/01/2031 (A)	1,102	1,118
Western Digital
4.750%, 02/15/2026	786	781
Xerox
10.250%, 10/15/2030 (A)	88	87

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Xerox Holdings
8.875%, 11/30/2029 (A)	$170	$114

		37,953

Materials — 7.9%
Alumina Pty
6.375%, 09/15/2032 (A)	200	197
6.125%, 03/15/2030 (A)	200	199
ARD Finance
6.500% cash/0% PIK, 06/30/2027 (A)	1,770	106
Ardagh Packaging Finance
5.250%, 08/15/2027 (A)	3,878	1,775
4.125%, 08/15/2026 (A)	553	508
ASP Unifrax Holdings
7.100% cash/0% PIK, 09/30/2029 (A)	2,503	1,226
ATI
7.250%, 08/15/2030	152	157
5.875%, 12/01/2027	174	173
5.125%, 10/01/2031	110	103
4.875%, 10/01/2029	160	152
Avient
6.250%, 11/01/2031 (A)	660	654
Axalta Coating Systems
4.750%, 06/15/2027 (A)	1,217	1,196
3.375%, 02/15/2029 (A)	1,176	1,076
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	820	846
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	2,715	2,552
Ball
3.125%, 09/15/2031	905	784
2.875%, 08/15/2030	2,251	1,962
Big River Steel
6.625%, 01/31/2029 (A)	298	298
Carpenter Technology
7.625%, 03/15/2030	60	62
6.375%, 07/15/2028	184	183
Celanese US Holdings
6.750%, 04/15/2033	2,501	2,428
Chemours
8.000%, 01/15/2033 (A)	105	98
5.750%, 11/15/2028 (A)	1,914	1,766
4.625%, 11/15/2029 (A)	771	658
Cleveland-Cliffs
7.500%, 09/15/2031 (A)	90	88
7.375%, 05/01/2033 (A)	543	521
7.000%, 03/15/2032 (A)	1,385	1,329
6.875%, 11/01/2029 (A)	722	707
6.750%, 04/15/2030 (A)	174	168
4.625%, 03/01/2029 (A)	213	198
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	772	783
6.750%, 04/15/2032 (A)	360	362

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Compass Minerals International
6.750%, 12/01/2027 (A)	$425	$408
Constellium
3.750%, 04/15/2029 (A)	580	525
Cornerstone Chemical
15.000%, 12/06/2028 (B)	3,317	3,317
10.250%, 09/01/2027 (A)(B)(D)	343	343
CVR Partners
6.125%, 06/15/2028 (A)	1,097	1,060
Domtar
6.750%, 10/01/2028 (A)	3,470	3,147
Element Solutions
3.875%, 09/01/2028 (A)	447	421
ERO Copper
6.500%, 02/15/2030 (A)	1,605	1,559
First Quantum Minerals
8.625%, 06/01/2031 (A)	3,404	3,485
8.000%, 03/01/2033 (A)	365	370
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	298	289
4.375%, 04/01/2031 (A)	930	840
Freeport-McMoRan
5.450%, 03/15/2043	550	516
5.400%, 11/14/2034	925	925
Graham Packaging
7.125%, 08/15/2028 (A)	185	181
Graphic Packaging International
6.375%, 07/15/2032 (A)	693	695
3.750%, 02/01/2030 (A)	750	685
INEOS Finance
7.500%, 04/15/2029 (A)	1,378	1,371
6.750%, 05/15/2028 (A)	200	200
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	200	207
Innophos Holdings
11.500%, 06/15/2029 (A)	3,119	3,190
Ivanhoe Mines
7.875%, 01/23/2030 (A)	1,525	1,535
LABL
8.625%, 10/01/2031 (A)	781	582
Martin Marietta Materials
4.250%, 12/15/2047	655	532
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	500	472
7.875%, 04/15/2027 (A)	844	827
Methanex
5.250%, 12/15/2029	465	447
Methanex US Operations
6.250%, 03/15/2032 (A)	515	502
Mineral Resources MTN
8.500%, 05/01/2030 (A)	1,430	1,383
Mountain Province Diamonds
9.000%, 12/15/2027 (A)(B)(E)	1,989	1,874

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NMG Equity (Escrow Shares)
0.000%, 12/31/2049 (B)(C)	$6	$1
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(D)(E)	$2,115	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	154	166
8.500%, 11/15/2028 (A)	465	491
5.250%, 06/01/2027 (A)	305	304
5.000%, 05/01/2025 (A)	476	475
4.250%, 05/15/2029 (A)	218	208
Novelis
6.875%, 01/30/2030 (A)	42	43
4.750%, 01/30/2030 (A)	352	328
3.250%, 11/15/2026 (A)	1,648	1,593
OCI
6.700%, 03/16/2033 (A)	1,388	1,479
OI European Group BV
4.750%, 02/15/2030 (A)	244	223
Owens-Brockway Glass Container
7.250%, 05/15/2031 (A)	1,519	1,483
6.625%, 05/13/2027 (A)	63	63
Quikrete Holdings
6.750%, 03/01/2033 (A)	1,510	1,503
Rain Carbon
12.250%, 09/01/2029 (A)	2,355	2,502
Rain CII Carbon
7.250%, 04/01/2025 (A)	33	33
Samarco Mineracao
9.500% cash/0% PIK, 06/30/2031	845	818
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	1,167	1,120
4.875%, 05/01/2028 (A)	1,324	1,259
Scotts Miracle-Gro
4.500%, 10/15/2029	430	401
4.375%, 02/01/2032	257	226
4.000%, 04/01/2031	480	421
Sealed Air
6.500%, 07/15/2032 (A)	1,105	1,118
6.125%, 02/01/2028 (A)	1,809	1,812
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)	645	668
Taseko Mines
8.250%, 05/01/2030 (A)	1,272	1,299
Trident TPI Holdings
12.750%, 12/31/2028 (A)	877	941
TriMas
4.125%, 04/15/2029 (A)	294	273
Trinseo Luxco Finance SPV Sarl
7.625% cash/0% PIK, 05/03/2029 (A)	583	399
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	1,665	1,656
5.500%, 08/15/2026 (A)	1,299	1,279

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tronox
4.625%, 03/15/2029 (A)	$3,930	$3,361
WR Grace Holdings
5.625%, 08/15/2029 (A)	2,132	1,835
4.875%, 06/15/2027 (A)	375	362

		85,346

Real Estate — 2.2%
Anywhere Real Estate Group
7.000%, 04/15/2030 (A)	1,626	1,446
5.250%, 04/15/2030 (A)	382	285
Brookfield Property REIT
5.750%, 05/15/2026 (A)	40	40
Diversified Healthcare Trust
4.750%, 02/15/2028	190	163
4.375%, 03/01/2031	3,115	2,384
Iron Mountain
6.250%, 01/15/2033 (A)	27	27
5.250%, 03/15/2028 (A)	756	739
5.250%, 07/15/2030 (A)	2,770	2,656
5.000%, 07/15/2028 (A)	299	290
4.875%, 09/15/2029 (A)	626	597
4.500%, 02/15/2031 (A)	20	18
Iron Mountain Information Management Services
5.000%, 07/15/2032 (A)	1,317	1,216
MPT Operating Partnership
8.500%, 02/15/2032 (A)	518	528
5.000%, 10/15/2027	440	397
Outfront Media Capital
7.375%, 02/15/2031 (A)	462	481
4.625%, 03/15/2030 (A)	65	60
Park Intermediate Holdings
4.875%, 05/15/2029 (A)	890	831
RHP Hotel Properties
7.250%, 07/15/2028 (A)	32	33
6.500%, 04/01/2032 (A)	410	409
4.750%, 10/15/2027	598	584
4.500%, 02/15/2029 (A)	544	514
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	330	296
3.750%, 07/01/2026 (A)	923	902
Service Properties Trust
5.500%, 12/15/2027	460	444
4.950%, 02/15/2027	105	102
4.950%, 10/01/2029	300	248
4.375%, 02/15/2030	1,830	1,413
3.950%, 01/15/2028	215	195
Uniti Group
10.500%, 02/15/2028 (A)	1,768	1,878
6.500%, 02/15/2029 (A)	3,012	2,705
6.000%, 01/15/2030 (A)	1,501	1,299

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VICI Properties
4.625%, 12/01/2029 (A)	$153	$149
3.750%, 02/15/2027 (A)	910	890

		24,219

Utilities — 2.2%
Alpha Generation
6.750%, 10/15/2032 (A)	1,410	1,411
AmeriGas Partners
9.375%, 06/01/2028 (A)	147	145
5.875%, 08/20/2026	125	124
5.750%, 05/20/2027	110	106
Calpine
5.000%, 02/01/2031 (A)	1,339	1,278
4.625%, 02/01/2029 (A)	852	818
4.500%, 02/15/2028 (A)	60	58
Edison International
8.125%, H15T5Y + 3.864%, 06/15/2053 (F)	765	746
5.250%, 03/15/2032	2,539	2,429
NRG Energy
10.250%, H15T5Y + 5.920%(A)(F)(G)	1,003	1,104
7.000%, 03/15/2033 (A)	228	246
6.250%, 11/01/2034 (A)	3,164	3,115
6.000%, 02/01/2033 (A)	151	147
5.750%, 01/15/2028	36	36
5.250%, 06/15/2029 (A)	360	351
3.875%, 02/15/2032 (A)	33	29
3.625%, 02/15/2031 (A)	1,639	1,451
3.375%, 02/15/2029 (A)	150	138
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,337	1,244
PG&E
5.250%, 07/01/2030	2,013	1,932
Pike
8.625%, 01/31/2031 (A)	71	75
5.500%, 09/01/2028 (A)	207	200
Talen Energy Supply
8.625%, 06/01/2030 (A)	1,430	1,517
Vistra
8.000%, H15T5Y + 6.930%(A)(F)(G)	1,444	1,482
7.000%, H15T5Y + 5.740%(A)(F)(G)	175	177
Vistra Operations
7.750%, 10/15/2031 (A)	380	398
6.875%, 04/15/2032 (A)	1,000	1,019
5.625%, 02/15/2027 (A)	255	254
5.000%, 07/31/2027 (A)	30	30
4.375%, 05/01/2029 (A)	1,264	1,200
4.300%, 07/15/2029 (A)	375	363

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
XPLR Infrastructure Operating Partners
8.375%, 01/15/2031 (A)	$773	$760

		24,383

Total Corporate Obligations
(Cost $866,230) ($ Thousands)		819,694

LOAN PARTICIPATIONS — 10.5%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan
6.543%, CME Term SOFR + 2.250%, 04/20/2028 (F)	372	368
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
8.541%, CME Term SOFR + 4.250%, 08/18/2028 (F)	897	896
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.811%, CME Term SOFR + 4.250%, 05/17/2028 (F)	323	211
Adient Global Holdings Ltd., Term B-2 Loan
6.575%, CME Term SOFR + 2.750%, 01/31/2031 (F)	178	176
Ahead DB Holdings, LLC, Term B-4 Loan, 1st Lien
7.299%, CME Term SOFR + 3.000%, 02/01/2031 (F)	307	306
Alvogen Pharma US, Inc.
0.000%, (H)	254	127
AMC Entertainment Holdings, Inc., Term Loan, 1st Lien
11.322%, CME Term SOFR + 7.000%, 01/04/2029 (F)(H)	1,565	1,558
AmWINS Group, Inc., Initial Term Loan, 1st Lien
6.575%, CME Term SOFR + 2.250%, 01/30/2032 (F)	1,410	1,397
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
10.000%, 06/30/2026 (B)	785	785
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
8.425%, CME Term SOFR + 4.000%, 11/24/2027 (F)	686	665
Athenahealth Group Inc., Initial Term Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 02/15/2029 (F)	100	99
Avaya Inc., Initial Term Loan, 1st Lien
11.825%, CME Term SOFR + 7.500%, 08/01/2028 (E)(F)(H)	4,415	3,481

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Bausch Health Companies Inc., Second Amendment Term Loan, 1st Lien
9.675%, CME Term SOFR + 5.250%, 02/01/2027 (F)(H)	$1,545	$1,542
BCPE Pequod Buyer, Inc., Initial Term Loan, 1st Lien
7.791%, CME Term SOFR + 3.500%, 11/25/2031 (F)	228	227
Belron Finance 2019 LLC, 2031 Dollar Incremental Term Loan, 1st Lien
7.052%, CME Term SOFR + 2.750%, 10/16/2031 (F)(H)	106	105
BW Holding, Inc., Initial Term Loan, 1st Lien
8.463%, CME Term SOFR + 4.000%, 12/14/2028 (F)(H)	946	783
BYJU's Alpha, Inc., Initial Term Loan
15.500%, CME Term SOFR + 6.000%, 11/24/2026 (F)	2,767	277
BYJU's Alpha, Inc., Term Loan, 1st Lien
12.325%, CME Term SOFR + 1.000%, 04/24/2026 (F)	25	24
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 1st Lien
6.563%, CME Term SOFR + 2.250%, 02/06/2031 (F)	844	837
Carestream Health, Inc., Term Loan, 1st Lien
11.899%, CME Term SOFR + 7.500%, 09/30/2027 (F)	1,596	1,082
Castle US Holding Corp., Dollar Term B-2 Loan, 1st Lien
8.575%, CME Term SOFR + 4.000%, 01/29/2027 (F)	1,086	657
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
8.325%, CME Term SOFR + 3.750%, 01/29/2027 (F)	693	424
CHPPR Midco Inc. , Amendment No. 1 Term Loan, 1st Lien
13.046%, CME Term SOFR + 8.750%, 12/31/2029 (B)(F)	1,086	1,086
Claire's Stores, Inc., Initial Term Loan, 1st Lien
10.891%, CME Term SOFR + 6.500%, 12/18/2026 (F)	1,085	846
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.439%, CME Term SOFR + 4.000%, 08/21/2028 (F)	32	32
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, 1st Lien
7.799%, CME Term SOFR + 3.500%, 03/30/2029 (F)	741	734

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cloud Software Group, Inc., Sixth Amendment Term Loan, 1st Lien
8.049%, CME Term SOFR + 3.750%, 03/21/2031 (F)	$249	$247
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
9.561%, CME Term SOFR + 5.000%, 09/18/2026 (F)	771	771
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.899%, CME Term SOFR + 3.500%, 06/18/2029 (F)(H)	793	742
Commscope, LLC, Initial Term Loan
9.575%, CME Term SOFR + 5.250%, 12/17/2029 (F)(H)	1,355	1,348
Conair Holdings LLC, Initial Term Loan, 1st Lien
8.189%, CME Term SOFR + 3.750%, 05/17/2028 (F)	218	187
Consolidated Communications, Inc., Term B-1 Loan, 1st Lien
7.939%, CME Term SOFR + 3.500%, 10/02/2027 (F)	1,470	1,463
Cornerstone Building Brands, Inc., Tranche B Term Loan, 1st Lien
7.669%, CME Term SOFR + 3.250%, 04/12/2028 (F)	780	653
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
8.175%, CME Term SOFR + 3.750%, 11/23/2027 (F)	668	617
Crown Finance US, Inc, Initial Term Loan, 1st Lien
9.573%, CME Term SOFR + 5.250%, 10/31/2031 (F)	140	139
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
8.819%, CME Term SOFR + 4.500%, 01/18/2028 (F)	99	95
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
8.189%, CME Term SOFR + 3.750%, 10/04/2028 (F)	335	311
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.552%, CME Term SOFR + 5.000%, 08/02/2027 (F)	66	66
East Valley Tourist Development Authority , Term Loan, 1st Lien
11.939%, CME Term SOFR + 7.500%, 11/23/2026 (B)(F)	2,314	2,284
Ellucian Holdings Inc., Initial Term Loan, 1st Lien
9.075%, CME Term SOFR + 4.750%, 11/22/2032 (F)(H)	1,460	1,479

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
EMRLD Borrower LP, Second Amendment Incremental Term Loan, 1st Lien
6.799%, CME Term SOFR + 2.500%, 08/04/2031 (F)	$137	$135
Endeavor, Term Loan, 1st Lien
7.319%, 01/27/2032	790	788
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.325%, CME Term SOFR + 4.000%, 04/23/2031 (F)	1,476	1,461
Envision Healthcare Operating, Inc., Initial Term Loan
12.575%, CME Term SOFR + 8.250%, 12/30/2027 (F)	537	538
Epic Creations, Inc., New Money Term Loan
14.571%, CME Term SOFR + 10.000%, 04/30/2025 (F)	23	23
Epic Crude Services, LP, Term Loan, 1st Lien
7.302%, CME Term SOFR + 3.000%, 10/15/2031 (F)	138	137
First Advantage Holdings, LLC, Term B-2 Loan, 1st Lien
7.575%, CME Term SOFR + 3.250%, 10/31/2031 (F)	209	207
First Student Bidco Inc., Initial Term B Loan, 1st Lien
6.799%, CME Term SOFR + 2.500%, 07/21/2028 (F)	238	237
First Student Bidco Inc., Initial Term C Loan, 1st Lien
6.799%, CME Term SOFR + 2.500%, 07/21/2028 (F)	73	73
First Student Bidco Inc., TLB-2 Loan, 1st Lien
6.799%, CME Term SOFR + 2.500%, 07/21/2028 (F)	250	249
Fitness International, LLC, Term B Loan
9.575%, CME Term SOFR + 5.250%, 02/05/2029 (F)	675	682
Flexsys Holdings, Inc., Initial Term Loan, 1st Lien
9.811%, CME Term SOFR + 5.250%, 11/01/2028 (F)(H)	1,243	750
Freeport LNG Investments, LLLP, 1st Lien
7.555%, PRIME + 2.000%, 11/16/2026 (F)	1,034	1,033
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.399%, CME Term SOFR + 4.000%, 10/01/2027 (F)(H)	543	508
GatesAir, Term Loan
13.905%, 08/01/2027 (B)(E)	1,171	1,161

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Global Medical Response, Inc., 2024 Extended Term Loan, 1st Lien
9.040%, CME Term SOFR + 4.750%, 10/31/2028 (F)(H)	$1,604	$1,601
GrafTech Global Enterprises Inc., Term Loan
10.303%, CME Term SOFR + 6.000%, 11/11/2029 (F)	172	175
Graham Packaging Company Inc., Initial Term Loan
6.825%, CME Term SOFR + 2.500%, 08/04/2027 (F)	296	295
Harrah's Oklahoma, 1st Lien
13.325%, 10/10/2030 (H)	1,164	1,155
HIG Finance 2 Limited, 2024-3 Dollar Refinancing Term Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 02/15/2031 (F)	1,201	1,191
Icon Parent I Inc., Initial Term Loan, 1st Lien
9.315%, CME Term SOFR + 5.000%, 11/12/2032 (F)(H)	1,450	1,448
7.315%, CME Term SOFR + 3.000%, 11/13/2031 (F)	185	184
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, 06/21/2024 (B)(D)(F)	2,210	—
Jump Financial, LLC, Additional Term B Loan, 1st Lien
8.549%, CME Term SOFR + 4.250%, 02/26/2032 (F)	3,129	3,143
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.425%, CME Term SOFR + 5.000%, 10/30/2028 (F)	1,046	864
Lannett Takeback Exit Term Loan, 1st Lien
2.000%, 06/16/2030 (B)	583	583
Level 3 Financing, Inc., Cov-Lite, 1st Lien
0.000%, 03/22/2032 (H)	1,430	1,411
Level 3 Financing, Inc., Term B-1 Retired 3/27/2025
0.000%, 04/15/2029 (F)(H)	1,515	1,525
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
10.950%, CME Term SOFR + 6.500%, 11/22/2027 (F)	1,727	1,671
LifeScan Global Corporation, Initial Term Loan, 1st Lien
10.922%, CME Term SOFR + 6.500%, 12/31/2026 (E)(F)(H)	6,794	4,280
Lightstone Holdco LLC, Extended Term B Loan, 1st Lien
10.041%, CME Term SOFR + 5.750%, 01/29/2027 (F)	2,372	2,381

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Lightstone Holdco LLC, Extended Term C Loan, 1st Lien
10.041%, CME Term SOFR + 5.750%, 01/29/2027 (F)	$134	$135
LSF12 Crown US Commercial Bidco, LLC, Term Loan, 1st Lien
8.573%, CME Term SOFR + 4.250%, 10/10/2031 (F)	296	290
Lumen Technologies Inc., Term B-1 Loan, 1st Lien
6.789%, CME Term SOFR + 2.350%, 04/15/2029 (F)	810	778
Lumen Technologies Inc., Term B-2 Loan
6.789%, CME Term SOFR + 2.350%, 04/15/2030 (F)(H)	542	520
Madison IAQ, LLC, Initial Term Loan, 1st Lien
6.762%, CME Term SOFR + 2.500%, 06/21/2028 (F)	301	298
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
11.301%, CME Term SOFR + 6.750%, 07/27/2028 (F)(H)	1,425	1,285
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
11.551%, CME Term SOFR + 7.000%, 07/27/2028 (F)(H)	2,079	1,052
Magenta Security Holdings LLC, Third Out Term Loan, 1st Lien
6.051%, CME Term SOFR + 1.500%, 07/27/2028 (F)(H)	6	2
Mavenir Systems, Inc., Amendment No. 1 Initial Term Loan, 1st Lien
14.396%, CME Term SOFR + 10.000%, 05/16/2025 (B)(F)	140	140
Mavenir Systems, Inc., Amendment No. 2 Term Loan, 1st Lien
14.423%, CME Term SOFR + 10.000%, 05/16/2025 (B)(F)	379	379
Mavenir Systems, Inc., Amendment No. 3 Term Loan
14.260%, CME Term SOFR + 10.000%, 05/16/2025 (B)(F)(H)	284	284
Mavenir Systems, Inc., Delayed Draw Term Loan, 1st Lien
14.444%, CME Term SOFR + 10.000%, 05/16/2025 (B)(F)	99	99
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
14.254%, CME Term SOFR + 10.000%, 05/16/2025 (B)(F)	306	306
10.063%, CME Term SOFR + 5.750%, 08/18/2028 (B)(E)(F)	520	362
9.325%, CME Term SOFR + 4.750%, 08/18/2028 (B)(E)(F)	5,027	3,494

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Medline Borrower, LP, Third Amendment Incremental Term Loan, 1st Lien
6.575%, CME Term SOFR + 2.250%, 10/23/2028 (F)	$644	$643
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 2nd Lien
8.575%, CME Term SOFR + 4.250%, 05/03/2028 (F)	403	382
MI Windows and Doors, LLC, Term B-2 Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 03/28/2031 (F)	134	132
MLN US HoldCo LLC, Term B Loan, 2nd Lien
11.000%, PRIME + 3.500%, 11/30/2025 (F)	647	2
Mountaineer Merger Corp., Initial Term Loan, 1st Lien
11.549%, CME Term SOFR + 7.000%, 10/26/2028 (E)(F)	1,870	1,496
Naked Juice LLC, Initial Term Loan, 1st Lien
7.399%, CME Term SOFR + 3.000%, 01/24/2029 (F)	3	2
Naked Juice/Tropicana, Term Loan, 1st Lien
7.399%, CME Term SOFR + 3.000%, 01/24/2029 (F)(H)	1,504	768
Neon Maple Purchaser Inc., Tranche B-1 Term Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 11/17/2031 (F)	307	305
NEP Group, Inc., Extended 2021 Dollar Term Loan, 1st Lien
8.575%, CME Term SOFR + 4.000%, 08/19/2026 (F)	144	133
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
7.825%, CME Term SOFR + 3.250%, 08/19/2026 (F)	1,427	1,324
New Fortress Energy Inc., 1st Lien
9.795%, CME Term SOFR + 5.500%, 10/27/2028 (F)	565	483
Next Wave, Term Loan, 1st Lien
7.752%, 02/24/2032	700	698
Nexus Buyer LLC, Initial Term Loan, 1st Lien
10.675%, CME Term SOFR + 6.250%, 11/05/2029 (F)	1,167	1,159
Nutrisystem, Term Loan A, 1st Lien
9.439%, CME Term SOFR + 5.000%, 04/19/2030 (F)(H)	806	780
Nutrisystem, Term Loan B, 1st Lien
10.688%, CME Term SOFR + 6.250%, 10/19/2030 (F)(H)	1,258	868
Obra Revolver, 1st Lien
11.932%, 06/21/2029 (B)	11	11

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Obra TL, 1st Lien
11.932%, 06/21/2029 (B)	$1,088	$1,059
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
7.323%, CME Term SOFR + 3.000%, 07/31/2028 (F)(H)	944	934
Parexel International, Inc., Sixth Amendment Term Loan, 1st Lien
6.825%, CME Term SOFR + 2.500%, 11/15/2028 (F)	214	213
Park River Holdings Inc., Initial Term Loan, 1st Lien
7.822%, CME Term SOFR + 3.250%, 12/28/2027 (F)	123	113
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
7.811%, CME Term SOFR + 3.250%, 03/03/2028 (F)	433	394
PetSmart, LLC, Initial Term Loan, 1st Lien
8.175%, CME Term SOFR + 3.750%, 02/11/2028 (F)(H)	95	93
Pixelle Specialty, 1st Lien
11.791%, CME Term SOFR + 6.500%, 05/19/2028 (F)(H)	1,239	923
Polar US Borrower, LLC, Term B-1-A Loan
9.900%, CME Term SOFR + 5.500%, 10/16/2028 (F)(H)	428	235
Premier Brands Group, Term B-1 Loan
12.816%, 12/17/2029 (B)	754	754
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.189%, CME Term SOFR + 3.899%, 10/02/2028 (F)(H)	1,666	944
Primo Brands Corporation, 2025 Refinancing Term Loan, 1st Lien
6.549%, CME Term SOFR + 2.250%, 03/31/2028 (F)	199	198
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
8.691%, CME Term SOFR + 4.250%, 02/01/2029 (F)	1,322	707
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
6.575%, CME Term SOFR + 2.250%, 02/10/2032 (F)	288	284
Radiology Partners, Inc., Term B Loan, 1st Lien
8.090%, CME Term SOFR + 3.500%, 01/31/2029 (F)	905	871
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
7.575%, CME Term SOFR + 3.250%, 11/19/2031 (F)	147	145

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
8.575%, CME Term SOFR + 4.250%, 11/28/2028 (F)	$174	$173
Serta Simmons Bedding, LLC, Initial Term Loan, 1st Lien
11.914%, CME Term SOFR + 7.500%, 06/29/2028 (F)	48	44
Shutterfly Finance, LLC, Term B Loan, 1st Lien
5.325%, CME Term SOFR + 1.000%, 10/01/2027 (F)	175	155
Sinclair Television, B6 Term Loan
7.733%, 12/31/2029	900	747
SPX Flow, Inc., December 2024 Refinancing Term Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 04/05/2029 (F)	141	141
Star Parent, Inc., Term Loan, 1st Lien
8.299%, CME Term SOFR + 4.000%, 09/27/2030 (F)	114	109
Station Casinos LLC, Term B Facility, 1st Lien
6.325%, CME Term SOFR + 2.000%, 03/14/2031 (F)	99	99
Stubhub Holdco Sub, LLC, Extended USD Term B Loan, 1st Lien
9.075%, CME Term SOFR + 4.750%, 03/15/2030 (F)	1,100	1,095
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.541%, CME Term SOFR + 5.250%, 03/02/2027 (F)(H)	3,320	3,228
Thunder Generation Funding, LLC, Term Loan, 1st Lien
9.500%, PRIME + 2.000%, 10/03/2031 (B)(F)	827	826
Topgolf, Term Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 03/15/2030 (F)	109	103
Traverse Midstream Partners LLC, Advance, 1st Lien
7.291%, CME Term SOFR + 3.000%, 02/16/2028 (F)	968	966
Truist Insurance Holdings, LLC, Initial Term Loan, 1st Lien
9.049%, CME Term SOFR + 4.750%, 05/06/2032 (F)(H)	30	31
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
9.439%, CME Term SOFR + 5.000%, 06/20/2028 (F)	395	367

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
7.300%, CME Term SOFR + 3.000%, 02/10/2031 (F)	$104	$104
Valeant Bausch Health, Cov-Lite, 1st Lien
0.000%, 09/25/2030 (C)(F)(H)	159	153
Varsity Brands, Inc., 2025 Replacement Term Loan, 1st Lien
7.819%, CME Term SOFR + 3.500%, 08/26/2031 (F)	1,911	1,870
Venator Materials PLC, Term Loan, 1st Lien
6.302%, 10/12/2028	208	187
Venator, First Out Term Loan, 1st Lien
14.329%, 07/16/2026	132	132
Venator, Term Loan, 1st Lien
14.647%, 01/16/2026	127	127
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
8.583%, CME Term SOFR + 4.000%, 08/20/2025 (F)	1,778	1,597
Victra Holdings, LLC, Fourth Amendment Incremental Term Loan, 1st Lien
8.549%, CME Term SOFR + 4.250%, 03/31/2029 (F)	1,525	1,518
Vista Management Holding Inc., Term Loan
0.000%, 03/26/2031 (F)(H)	191	189
WarHorse Gaming, LLC, Closing Date Term Loan, 1st Lien
13.675%, CME Term SOFR + 9.250%, 06/30/2028 (B)(F)	1,615	1,663
WaterBridge Midstream Operating LLC, Term Loan B, 1st Lien
9.053%, CME Term SOFR + 4.750%, 06/27/2029 (F)(H)	1,571	1,557
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
6.573%, CME Term SOFR + 2.250%, 01/27/2031 (F)	896	887
White Cap Supply Holdings, LLC, Tranche C Term Loan, 1st Lien
7.575%, CME Term SOFR + 3.250%, 10/19/2029 (F)	428	414
WideOpenWest Finance, LLC, Second Out Term Loan
7.551%, CME Term SOFR + 3.000%, 12/11/2028 (F)(H)	1,002	859
X Corp., Tranche B-1 Loan, 1st Lien
10.949%, CME Term SOFR + 6.500%, 10/26/2029 (F)	781	776
X Corp., Tranche B-3 Term Loan, 1st Lien
9.500%, 10/26/2029 (F)	5,184	5,315

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Xplornet/Xplore, Second Out Take Back, 1st Lien
6.147%, CME Term SOFR + 1.500%, 10/24/2031 (F)	$877	$685
Xplornet/Xplore, Super Senior First Out, 1st Lien
9.552%, CME Term SOFR + 1.500%, 10/24/2029 (F)	260	251
Zayo Group Holdings, Inc., 2022 Incremental Term Loan, 1st Lien
8.575%, CME Term SOFR + 4.250%, 03/09/2027 (F)	1,653	1,546
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1st Lien
7.075%, CME Term SOFR + 2.750%, 09/28/2029 (F)	370	368

Total Loan Participations
(Cost $123,181) ($ Thousands)		113,775

ASSET-BACKED SECURITIES — 8.2%
Other Asset-Backed Securities — 8.2%

Ares LXXIV CLO, Ser 2024-74A, Cl SUB
0.000%, 10/15/2037 (A)(B)(C)(F)	2,276	1,938
Ares XXXIV CLO, Ser 2020-2A, Cl FR
13.165%, TSFR3M + 8.862%, 04/17/2033 (A)(F)	1,446	1,403
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(B)(C)(F)	3,390	597
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(B)(C)(F)	4,450	1,771
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(B)(C)(F)	5,857	1,347
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(B)(C)(F)	4,663	466
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (B)(C)(F)	3,427	1,307
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 01/20/2038 (A)(B)(C)(F)	5,641	2,005
Battalion CLO XVI, Ser 2024-16A, Cl CR2
6.440%, TSFR3M + 2.000%, 01/20/2038 (A)(F)	256	255
Battalion CLO XVI, Ser 2024-16A, Cl ER2
11.530%, TSFR3M + 7.090%, 01/20/2038 (A)(F)	233	233
Battalion CLO XX, Ser 2021-20A
0.000%, 07/15/2034 (B)(C)(F)	12,116	3,514
Battalion CLO XX, Ser 2025-20A, Cl ER
10.570%, TSFR3M + 6.250%, 04/15/2038 (A)(F)	895	895

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(B)(C)(F)	$2,531	$116
Benefit Street Partners CLO V-B, Ser 2018-5BA
0.000%, 04/20/2031 (B)(C)	13,726	5,086
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
12.093%, TSFR3M + 7.800%, 07/20/2037 (A)(F)	100	100
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(B)(C)(F)	9,284	3,621
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (B)(C)(F)	6,715	302
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (B)(C)	6,720	1,071
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(B)(C)(F)	7,631	4,332
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 10/20/2037 (A)(B)(C)(F)	9,932	2,914
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(B)(C)(F)	3,486	2,302
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(B)(C)(F)	2,261	1,803
Benefit Street Partners CLO XXIII, Ser 2021-23A
0.000%, 04/25/2034 (B)(C)	3,157	2,232
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(B)(C)(F)	2,725	450
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(B)(C)(F)	3,139	31
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(B)(C)(F)	4,519	1,713
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/15/2036 (A)(B)(C)(F)	4,293	2,061
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 04/30/2037 (A)(B)(C)(F)	1,219	908
LCM CLO, Ser 31A
0.000%, 01/20/2032 (B)(C)	1,115	459
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037 (A)(B)(C)(F)	1,755	1,404
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(B)(C)(F)	3,640	1,128

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO XLI, Ser 2021-41
0.000%, 04/15/2034 (B)(C)(I)	$1,924	$922
Neuberger Berman Loan Advisers CLO XXXIX, Ser 2020-39
0.000%, 01/20/2032 (B)(C)(I)	3,294	1,907
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(B)(C)(F)	1,095	602
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(B)(F)	14	4
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(B)(C)(F)	7,983	1,318
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 07/20/2037 (A)(B)(C)(F)	2,086	814
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 04/20/2038 (A)(B)(C)(F)	1,530	1,147
OCP CLO, Ser 2021-21A
0.000%, 07/20/2034 (B)(C)	6,680	3,708
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (B)(C)(F)	9,085	4,445
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(B)(C)(F)	4,194	1,720
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 10/25/2035 (A)(B)(C)(F)	5,076	1,675
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 01/20/2038 (A)(B)(C)(F)	5,457	3,001
TCW CLO, Ser 2020-1
0.000%, 04/20/2028 (B)(C)	5,352	2,676
TCW CLO, Ser 2024-1A, Cl ER3
12.000%, TSFR3M + 7.470%, 10/25/2035 (A)(F)	936	932
Venture CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(B)(C)(F)	11,892	1,308
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(B)(C)(F)	1,609	–
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(B)(C)(F)	3,228	40
Voya CLO, Ser 2020-2A, Cl SUB
0.000%, 01/20/2038 (A)(B)(C)(F)	5,127	3,717
Voya CLO, Ser 2024-6A, Cl SUB
0.000%, 01/20/2038 (A)(B)(C)(F)	5,733	5,145
Wind River CLO, Ser 2021-3
0.000%, 07/20/2033 (B)(C)	10,943	3,972
Wind River CLO, Ser 2025-3A, Cl ER
10.521%, TSFR3M + 6.250%, 04/20/2038 (A)(F)	1,912	1,894

Total Asset-Backed Securities
(Cost $36,230) ($ Thousands)		88,711

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 1.8%
21st Century Oncology Private Company *(B)	15,311	$244
Air Methods *(B)	2,219	272
Aquity Holdings *(B)	85,745	13
Arctic Canadian Diamond Company *(B)	1,054	91
Audacy *(B)	8,260	136
AVAYA *(B)(E)	127,790	745
Beasley Broadcast Group *(B)	2,945	14
Burgundy Diamond Mines Ltd *	1,744,317	65
Carestream Health Holdings *(B)	69,956	1,130
CHC Group LLC *	399	—
Chesapeake Energy Corp	1,084	121
Clear Channel Outdoor Holdings, Cl A *	39,771	44
Cornerstone Chemical *(B)	162,678	3,312
Endo Guc Trust *(B)	27,892	14
Endo Inc *	12,302	295
Envision Healthcare *	174,150	1,843
Enviva *	158,231	2,373
Frontier Communications Parent Inc *	4,909	176
Guitar Center *(B)(E)	13,905	1,539
Gulfport Energy Corp *	3,188	587
Gymboree Holding *(B)(E)	40,312	—
iHeartMedia Inc *	8,286	14
Incora Intermediate LLC *(B)	8,534	171
Incora Top Holdco LLC *(B)	115	3
Intelsat Jackson Holdings *(B)	26,351	929
Lannett *(B)	93,813	206
Mallinckrodt *(B)	4,647	417
Medical Card Systems *(B)	284,758	89
Monitronics International *(B)	5,065	51
MYT Holding LLC, Ser B *(B)	274,755	69
Nabors Industries Ltd *	16,330	681
Neiman Marcus Group *(B)	620	84
Nine West FKA Premier Brands *(B)(E)	92,548	170
Parker Drilling Co *(B)(E)	2,817	31
Quad/Graphics Inc	54	—
Rite Aid *(B)(E)	2,996	—
SandRidge Energy Inc	20	—
Serta Simmons Bedding *	11,559	96
Spirit Airlines Placeholder Private Company *	66,531	987
SSB Equipment Company *(B)	11,559	—
Venator Materials PLC *	453	159
VICI Properties Inc, Cl A ‡	21,829	712
WeWork *(B)	84,062	1,238
Xplore Inc *(B)	49,445	555

Total Common Stock
(Cost $25,684) ($ Thousands)		19,676

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 1.3%
Benefit Street Partners CLO IV, 0.000% *(B)(G)(J)	6,657,000	$2,862
Benefit Street Partners CLO IX, 0.000% *(B)(G)(J)	4,575,911	4,157
Claire's Stores, 0.000% *(B)(C)(G)	952	490
FHLMC, 5.919% (F)(G)(K)	16,903	292
FNMA, 0.000% *(C)(F)(G)	34,800	571
Foresight, 0.000% *(B)(C)(G)	32,601	261
Guitar Center, 0.000% *(B)(C)(E)(G)	365	35
MYT Holding LLC, 10.000% (G)	325,766	326
Osaic Financial Services, 6.500%	65,290	1,332
Syniverse, 0.000% *(B)(C)(G)	3,652,928	3,594

Total Preferred Stock
(Cost $10,567) ($ Thousands)		13,920
	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.6%
Anywhere Real Estate Group
0.250%, 06/15/2026	$815	756
DISH Network
0.000%, 12/15/2025(J)	1,470	1,338
EchoStar
3.875% cash/0% PIK, 11/30/2030	449	502
Expand Energy Corp (Escrow Security)
5.500%, 12/31/2049(D)	100	–
Finance of America Funding
10.000%, 11/30/2029(A)	1,645	1,824
JetBlue Airways
2.500%, 09/01/2029(A)	735	755
Liberty Interactive
4.000%, 11/15/2029	122	32
3.750%, 02/15/2030	2,377	594
Lucid Group
1.250%, 12/15/2026(A)	535	423
North Sea Natural Resources
0.000%, 01/23/2028(B)(C)	570	57
0.000%, 01/23/2028(B)(C)	82	8
0.000%, 01/23/2028(B)(C)	31	3
Rite Aid
0.000%, 12/31/2049(B)(C)(E)	299	–
Silver Airways
16.000%, 12/31/2027(B)	4,456	–
16.000% cash/0% PIK, 01/07/2028(B)	84	84
16.000%, 01/07/2028(B)	733	–
16.000% cash/0% PIK, 01/07/2028(B)	1,088	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Tacora Restructure
13.000%, 09/19/2031(B)(E)	$62	$62

Total Convertible Bonds
(Cost $13,948) ($ Thousands)		6,438

	Number of Warrants
WARRANTS — 0.1%
Air Methods
Strike Price $– *‡‡(B)	19,546	1,250
Audacy
Strike Price $– *‡‡(B)	11,477	–
Guitar Center
Strike Price $100.00 *‡‡(B)(E)	3,680	129
Guitar Center
Strike Price $160.00 *‡‡(B)(E)	3,681	50
Intelsat Jackson Holdings
Strike Price $– *‡‡(B)(E)	4	–
Mavenir
Strike Price $– *‡‡	704,990	–
Silver Airways
Strike Price $– *‡‡(B)	2	–
Spirit Aviation Holdings, Expires 03/15/2030*	8,016	104
Tacora Resources
Strike Price $– *‡‡(B)(E)	17,105	17
Windstream
Strike Price $– *‡‡(B)	104	2

Total Warrants
(Cost $724) ($ Thousands)		1,552

	Number of Rights
RIGHTS — 0.0%
Xplore Inc *‡‡(B)	3,714	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	15,487,717	15,488
Total Cash Equivalent
(Cost $15,488) ($ Thousands)		15,488
Total Investments in Securities — 99.5%
(Cost $1,092,052) ($ Thousands)		$1,079,254

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	06/12/25	AUD	127	USD	80	$1
Barclays PLC	06/12/25	CAD	799	USD	557	(1)
						$—

Percentages are based on Net Assets of $1,084,586 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2025, the value of these securities amounted to $771,921 ($ Thousands), representing 71.2% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)	Security is in default on interest payment.
(E)

Security considered restricted, excluding 144A. The total market value of such securities as of March 31, 2025 was $19,819 ($ Thousands) and represented 1.8% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(F)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(G)	Perpetual security with no stated maturity date.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	No maturity date available.
(J)	Zero coupon security.
(K)	Certain securities or partial positions of certain securities are on loan at March 31, 2025.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Corporate Obligations	–	813,337	6,357		819,694
Loan Participations	–	98,500	15,275		113,775
Asset-Backed Securities	–	5,711	83,000		88,711
Common Stock	2,854	5,300	11,522		19,676
Preferred Stock	571	1,950	11,399		13,920
Convertible Bonds	–	6,224	214		6,438
Warrants	–	104	1,448		1,552
Right	–	–	–	^	–	^
Cash Equivalent	15,488	–	–		15,488
Total Investments in Securities	18,913	931,126	129,215		1,079,254

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forward Contracts*
Unrealized Appreciation	–	1	–	1
Unrealized Depreciation	–	(1)	–	(1)
Total Other Financial Instruments	–	–	–	–

*	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	This category includes securities with a value of $0.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Preferred Stock	Investments in Convertible Bonds	Investments in Warrants	Investments in Rights
Balance as of September 30, 2024	$6,786	$15,331	$76,999	$13,907	$10,910	$1,431	$1,343	$–	^
Accrued discounts/premiums	(545)	(18)	–	–	–	2	–	–
Realized gain/(loss)	(1,410)	(1,458)	4,392	84	–	386	–	–
Change in unrealized appreciation/(depreciation)	640	2,726	(3,855)	(526)	307	(1,534)	105	–
Purchases	273	514	17,914	264	215	403	–	–
Sales	468	(3,076)	(12,450)	(2,935)	(33)	(558)	–	–
Net transfer into Level 3	145	1,428	–	728	–	84	–	–
Net transfer out of Level 3	–	(172)	–	–	–	–	–	–
Ending Balance as of March 31, 2025(1)	$6,357	$15,275	$83,000	$11,522	$11,399	$214	$1,448	$–	^
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(726)	$200	$(2,481)	$(905)	$(437)	$(2,115)	$407	$–

(1) Of the $129,215 ($ Thousands) in Level 3 securities as of March 31, 2025, $32,682 ($ Thousands) or 3.0% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. When significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

^ This category includes securities with a value of $0.

For the period ended March 31, 2025, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

Category	Market Value at March 31, 2025 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Corporate Bonds	$23,147	Enterprise multiple based on Bankruptcy Exit Plan valuation discounted to reflect incremental risk in the appeal of the litigation; bond value based on equity value as if bonds were converted)	None	N/A
		Income Approach	EBITDA	46m
			EBITDA multiple	12.00x
			Weighted Average Cost of Capital	10.5% - 12.5%
		Income Approach	EBITDA	46m
			EBITDA multiple	12.00x
			Weighted Average Cost of Capital	10.5% - 12.5%
		Discounted cash flow model	Implied total yield	14.61% - 16.61%

Loan Participations	12,786	Discounted cash flow model	Implied total yield	9.80% - 10.20%
		Discounted cash flow model	Implied credit spread	13.73% - 14.73%
		Discounted cash flow model	Implied credit spread	7.80% - 8.80%
		Market Approach	NFY Net Revenue	$256.7m
			Multiple	0.30x - 0.35x
		Discounted cash flow model	Implied credit spread	7.65% - 8.70%
		Discounted cash flow model	Implied credit spread	7.65% - 8.70%
		Discounted cash flow model	Implied credit spread	7.65% - 8.70%
		Discounted cash flow model	Implied credit spread	8.17% - 9.17%
		Enterprise Valuation Approach	EBITDA	$102.3m - $131.2m
			EBITDA multiple	4.5x - 6.0x
		Enterprise Valuation Approach	EBITDA	$102.3m - $131.2m
			EBITDA multiple	4.5x - 6.0x
		Enterprise Valuation Approach	EBITDA	$102.3m - $131.2m
			EBITDA multiple	4.5x - 6.0x
		Enterprise Valuation Approach	EBITDA	$102.3m - $131.2m
			EBITDA multiple	4.5x - 6.0x
		Enterprise Valuation Approach	EBITDA	$102.3m - $131.2m
			EBITDA multiple	4.5x - 6.0x

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Category	Market Value at March 31, 2025 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
		Enterprise Valuation Approach	EBITDA	$102.3m - $131.2m
			EBITDA multiple	4.5x - 6.0x
		Enterprise Valuation Approach	EBITDA	$102.3m - $131.2m
			EBITDA multiple	4.5x - 6.0x
		Recent transaction price	N/A	N/A

Common Stock	8,865	Market Approach	EBITDA Multiple	7.0x
		Comparable multiple analysis using an average forward EBITDA multiple of publicly traded peers, discounted to account for smaller scale of operations ownership	None	N/A
		Enterprise multiple based on Bankruptcy Exit Plan valuation (for equity received in exchange of 2024/27 notes)	None	N/A
		Enterprise multiple based on Bankruptcy Exit Plan valuation discounted to reflect incremental risk in the appeal of the litigation (for equity received in exchange of the 2026 notes)	None	N/A

We received $137.7 per NMG share when Saks bought the business. Of which $112 (81%) was received in cash and $25.7 (19%) was received in TL. $25.7 is the Par value of the 13% PIK TL due 2026, expressed in equity dollars until the TL closes.

			None	N/A
		Weighted valuation techniques	EBITDA	$136.5m
			EBITDA multiple	3.50x - 4.00x
			Valuation case probability weighting	50%
		Weighted valuation techniques	EBITDA	$121m - 161m
			EBITDA multiple	6.00x - 9.75x
			Weighted Average Cost of Capital	14%
			Valuation case probability weighting	50%
		Weighted valuation techniques	Revenues	256.7m
			Multiple Range	0.30x - 0.35x
		Weighted valuation techniques	EBITDA	46m
			EBITDA multiple	12.00x
			Weighted Average Cost of Capital	10.5% - 12.5%
		Estimated recovery Model	Estimated Excess RBC	$13.7m
			Estimated Indemnity escrow	$24.5m
			Discount Rate	0.45
		Estimated recovery model	Deferred Cash Considerations	$0.4m
			Debt discount factor	0.0657
		Estimated recovery Model	Escrow	$2.5m
			Discount Rate	0.35
		Market Approach	EBITDA	$98m - 130m
			Multiple	11.00x - 15.00x
		Net Recovery Approach	Equity Value	$665m - $865m

Preferred Stock	4,119	Recovery Analysis (Enterprise Value)	None	N/A
		Weighted valuation techniques	EBITDA	$121m - 161m
			EBITDA multiple	6.00x - 9.75x
			Weighted Average Cost of Capital	0.1425
			Valuation case probability weighting	0.5
		Discounted cash flow model	Implied total yield	11.88% - 13.88%

Convertible Bonds	214	Milestone Approach	Price per barrel	$60
			Success probability	0% - 39%
		Milestone Approach	Price per barrel	$60
			Success probability	0% - 39%
		Milestone Approach	Price per barrel	$60
			Success probability	0% - 39%
		Estimated recovery model	Liquidation Proceeds	$2m - 4m
			Going Concern Proceeds	$6m - 10m
			Scenario Probability	5% and 95%

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Continued)

Category	Market Value at March 31, 2025 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
		Weighted valuation techniques	Asset Value	$366m
			EBITDA	$70.4m
			EBITDA multiple	4.0x - 6.0x
			Valuation case probability weighting	0.5

Warrants	1,447	JPM is using the mid-price from one broker (BTIG)	None	N/A
		Weighted valuation techniques	EBITDA	$121m - 161m
			EBITDA multiple	6.00x - 9.75x
			Weighted Average Cost of Capital	0.1425
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$121m - 161m
			EBITDA multiple	6.00x - 9.75x
			Weighted Average Cost of Capital	0.1425
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$121m - 161m
			EBITDA multiple	6.00x - 9.75x
			Weighted Average Cost of Capital	0.1425
			Valuation case probability weighting	0.5
		Weighted valuation techniques	Asset Value	$366m
			EBITDA	$70.4m
			EBITDA multiple	4.0x - 6.0x
			Valuation case probability weighting	0.5
		Black-Scholes Model	Volatility	0.4
			Risk-free rate	0.04092
			Share Price	122.46
		Black-Scholes Model	Volatility	0.4
			Risk-free rate	0.04092
			Share Price	122.46
		Market Approach	EBITDA Multiple	7.0x
		Market Approach	EBITDA Multiple	7.0x

Total	$50,578

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$20,844	$328,803	$(334,159)	$—	$—	$15,488	$623	$—

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

High Yield Bond Fund (Concluded)

A list of the restricted securities, excluding 144a, held by the Fund at March 31, 2025, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Mountain Province Diamonds	$1,989	12/14/2022	$1,953	$1,874
Northwest Acquisitions ULC	2,115	10/1/2019	1,493	–
RAD (Escrow Security)	853	9/4/2024	–	–
RAD (Escrow Security)	2,195	9/4/2024	–	–
RAD (Escrow Security)	846	9/4/2024	–	–
Rite Aid	1,351	9/4/2024	796	415
Rite Aid	317	9/4/2024	297	258
SWF Holdings I	495	5/28/2024	507	220
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	4,415	5/1/2023	4,143	3,481
GatesAir, Term Loan	1,171	7/29/2022	1,153	1,161
LifeScan Global Corporation, Initial Term Loan, 1st Lien	6,794	6/19/2018	5,988	4,280
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	520	7/8/2022	494	362
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	5,027	8/13/2021	4,297	3,494
Mountaineer Merger Corp., Initial Term Loan, 1st Lien	1,870	10/22/2021	1,742	1,496
Common Stock
AVAYA	127,790	5/1/2023	1,895	745
Guitar Center	13,905	1/8/2021	1,762	1,539
Gymboree Holding	40,312	10/2/2017	672	–
Nine West FKA Premier Brands	92,548	4/5/2019	1,967	170
Parker Drilling Co	2,817	3/26/2019	38	31
Rite Aid	2,996	9/4/2024	–	–
Preferred Stock
Guitar Center	365	1/8/2021	34	35
Convertible Bond
Rite Aid	$299	9/4/2024	175	–
Tacora Restructure	62	9/19/2024	62	62
Warrant
Guitar Center	3,680	1/8/2021	197	129
Guitar Center	3,681	1/8/2021	132	50
Intelsat Jackson Holdings	4	3/3/2022	–	–
Tacora Resources	17,105	9/19/2024	17	17
			$29,814	$19,819

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 55.8%
Consumer Discretionary — 2.1%
Mitsubishi
4.417%, 06/16/2025 (A)	$4,000	$3,963
Penske Truck Leasing
4.564%, 04/07/2025 (A)	8,500	8,492
Waste Management
4.558%, 04/14/2025 (A)	7,700	7,687

		20,142

Financials — 51.0%
ABN AMRO Funding USA
4.964%, 04/21/2025 (A)	2,000	1,995
4.447%, 07/02/2025 (A)	3,500	3,460
Albion Capital
4.409%, 05/20/2025 (A)	4,500	4,472
Alinghi Funding
4.599%, 04/03/2025 (A)	9,000	8,997
Aquitaine Funding
4.454%, 05/02/2025 (A)	5,000	4,980
4.448%, 04/14/2025 (A)	8,000	7,987
ASB Bank
4.590%, 09/09/2025 (A)	5,000	4,999
Australia & New Zealand Banking Group
4.620%, 08/21/2025 (A)	3,000	3,001
4.581%, 11/25/2025 (A)	3,000	2,917
Bank of America Securities
5.544%, 06/06/2025 (A)	2,000	1,984
Bank of New York Mellon
4.710%, 05/09/2025 (A)	2,000	2,000
Bank Of New York Mellon
4.610%, 03/26/2026 (A)	3,000	2,999
Bedford Row Funding
4.354%, 04/01/2025 (A)	5,000	4,999
Bell Canada
4.439%, 04/15/2025 (A)	8,500	8,484
BPSE
4.499%, 08/13/2025 (A)	3,000	2,951
Brighthouse Financial Short Term Funding
5.158%, 04/29/2025 (A)	3,000	2,990
4.676%, 04/01/2025 (A)	7,300	7,299
Britannia Funding
4.490%, 04/16/2025 (A)	7,000	6,986
4.459%, 05/12/2025 (A)	5,500	5,472
Cabot Trail Funding
4.331%, 04/01/2025 (A)	35,000	34,996
Canadian Imperial Bank of Commerce
4.538%, 02/12/2026 (A)	1,500	1,446
CDP Financial
5.223%, 04/28/2025 (A)	3,000	2,990
Chesham Finance
4.371%, 04/01/2025 (A)	25,000	24,997
4.281%, 04/01/2025 (A)	30,250	30,246
3.853%, 04/01/2025 (A)	5,250	5,249

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
3.853%, 04/01/2025 (A)	$5,000	$5,000
Citigroup Global Markets
4.655%, 05/23/2025 (A)	5,000	4,968
Columbia Funding
4.520%, 07/16/2025 (A)	8,000	7,897
4.500%, 07/11/2025 (A)	4,700	4,642
4.437%, 09/25/2025 (A)	4,000	3,915
Commonwealth Bank of Australia
0.000%, 05/20/2025 (B)	5,000	5,001
Concord Minutemen Capital
4.676%, 04/14/2025 (A)	5,000	4,991
Constellation Funding
4.867%, 06/04/2025 (A)	3,000	2,976
DBS Bank
4.397%, 05/27/2025 (A)	14,650	14,549
DNB Bank
5.384%, 04/01/2025 (A)	2,500	2,500
4.627%, 04/17/2025 (A)	3,000	2,994
4.511%, 11/05/2025 (A)	3,000	2,923
4.343%, 03/18/2026 (A)	3,000	2,881
DZ Bank
4.392%, 09/26/2025 (A)	3,500	3,425
Falcon Asset Funding
4.580%, 08/04/2025 (A)	5,000	5,001
Federation Des Caisses Desjardins
4.364%, 04/01/2025 (A)	3,000	3,000
Fiserv
4.553%, 04/04/2025 (A)	8,500	8,496
HSBC Bank
4.590%, 07/16/2025 (A)	3,000	3,001
ING US Funding
4.559%, 06/20/2025 (A)	5,000	4,951
Ionic Funding LLC Series II
4.480%, 07/10/2025 (A)	3,000	2,963
Ionic Funding LLC Series III
4.481%, 05/09/2025 (A)	8,000	7,962
4.470%, 06/04/2025 (A)	8,000	7,936
4.448%, 04/23/2025 (A)	5,000	4,986
Kenvue
4.366%, 04/21/2025 (A)	5,000	4,987
Landesbank Baden-Wuerttemberg
4.331%, 04/01/2025 (A)	35,000	34,996
Lime Funding
4.453%, 04/10/2025 (A)	3,000	2,997
4.415%, 04/21/2025 (A)	5,000	4,987
Lion Bay Funding
4.354%, 04/03/2025 (A)	5,000	4,998
Lloyds Bank
4.545%, 10/29/2025 (A)	3,000	2,925
4.458%, 08/06/2025 (A)	4,500	4,432
Mackinac Funding
4.496%, 08/05/2025 (A)	4,500	4,431
4.448%, 05/12/2025 (A)	4,000	3,980

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Macquarie Bank
4.730%, 08/15/2025 (A)	$2,000	$2,001
4.600%, 06/20/2025 (A)	4,000	4,001
4.570%, 02/12/2026 (A)	4,500	4,335
4.547%, 11/19/2025 (A)	6,000	5,836
4.464%, 08/21/2025 (A)	4,000	3,932
4.416%, 10/24/2025 (A)(C)	2,250	2,195
Mitsubishi HC Finance America
4.552%, 04/21/2025 (A)	8,500	8,478
Mondelez International
4.544%, 04/07/2025 (A)	8,500	8,493
Mont Blanc Capital
4.488%, 05/19/2025 (A)	5,000	4,970
National Bank of Canada
5.236%, 04/16/2025 (A)	3,000	2,994
4.494%, 01/16/2026 (A)	4,000	3,867
National Westminster Bank
4.357%, 05/12/2025 (A)	12,000	11,939
NTT Finance Americas
4.411%, 04/03/2025 (A)	5,000	4,998
Oversea-Chinese Banking
4.348%, 05/07/2025 (A)	2,000	1,991
Paradelle Funding
5.479%, 06/06/2025 (A)	3,500	3,471
5.196%, 07/16/2025 (A)	2,500	2,468
Pure Grove Funding
4.517%, 01/15/2026 (A)	5,000	4,831
Ranger Funding
4.353%, 04/02/2025 (A)	7,000	6,998
Royal Bank of Canada
5.187%, 04/09/2025 (A)	2,200	2,198
4.555%, 11/03/2025 (A)	2,000	1,950
4.550%, 11/07/2025 (A)	2,500	2,436
Sheffield Receivables
4.428%, 07/10/2025 (A)	4,000	3,951
Starbird Funding
4.428%, 09/03/2025 (A)	3,500	3,435
Svenska Handelsbanken
4.570%, 07/18/2025 (A)	3,000	3,001
Swedbank
4.580%, 07/03/2025 (A)	4,000	4,001
4.580%, 07/16/2025 (A)	2,000	2,001
4.510%, 11/26/2025 (A)	2,500	2,500
United Overseas Bank
4.480%, 09/17/2025 (A)	4,500	4,500
Versailles Commercial Paper
4.696%, 04/03/2025 (A)	3,000	2,999
Westpac Banking
4.600%, 01/02/2026 (A)	3,000	3,001
Westpac Securities NZ
5.479%, 05/16/2025 (A)	2,000	1,989

		500,347

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Government — 1.8%
British Columbia (Province of Canada)
4.612%, 07/03/2025 (A)	$4,000	$3,955
4.607%, 05/30/2025 (A)	1,500	1,489
4.604%, 05/12/2025 (A)	5,000	4,975
4.375%, 06/13/2025 (A)	7,500	7,434

		17,853

Materials — 0.9%
Vulcan Materials
4.663%, 04/10/2025 (A)	9,000	8,989

Total Commercial Paper
(Cost $547,300) ($ Thousands)		547,331

CORPORATE OBLIGATION — 0.4%
Consumer Discretionary — 0.4%
Jets Stadium Development
4.800%, 04/01/2047 (C)(D)	3,800	3,800

Total Corporate Obligation
(Cost $3,800) ($ Thousands)		3,800

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Note
4.419%, USBMMY3M + 0.169%, 04/30/2025 (D)	500	500
4.277%, 10/30/2025	3,000	2,930

Total U.S. Treasury Obligations
(Cost $3,427) ($ Thousands)		3,430

CERTIFICATES OF DEPOSIT — 21.4%
Bank of America
4.590%, 05/05/2025	4,000	4,000
4.540%, 07/10/2025	2,000	2,000
4.500%, 01/02/2026	2,000	2,000
0.000%, 04/02/2026	3,500	3,500
Bank of Montreal
5.500%, 06/11/2025	2,000	2,004
4.720%, 11/13/2025	2,000	2,001
4.630%, 02/20/2026	2,500	2,501
4.560%, 11/10/2025	2,000	2,001
4.500%, 01/26/2026	3,500	3,503
Bank of Nova Scotia
4.570%, 03/06/2026	3,000	2,999
BNP Paribas
4.420%, 09/18/2025	5,000	5,001

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Canadian Imperial Bank of Commerce
4.720%, 12/22/2025	$3,200	$3,203
4.690%, 09/23/2025	1,600	1,601
4.500%, 10/09/2025	2,000	2,001
4.490%, 01/23/2026	5,000	5,008
Citibank
4.480%, 01/21/2026	1,000	1,000
4.480%, 02/25/2026	1,000	1,000
Commonwealth Bank of Australia
4.610%, 07/03/2025	3,000	3,001
Concord Minutemen Capital
4.640%, 07/28/2025	1,500	1,500
Coöperatieve Rabobank
5.170%, 06/24/2025	2,000	2,003
4.560%, 03/06/2026	3,000	2,999
Credit Industriel et Commercial
5.500%, 05/12/2025	2,000	2,002
DZ Bank
4.500%, 06/11/2025	2,000	2,000
HSBC Bank USA
4.690%, 05/16/2025	5,000	5,001
ING US Funding
4.630%, 10/24/2025	4,000	4,003
Lloyds Bank
5.100%, 07/25/2025	2,000	2,000
Mitsubishi UFJ Trust & Banking
4.590%, 09/02/2025	3,000	3,001
4.560%, 09/25/2025	4,500	4,500
Mizuho Bank
4.700%, 02/18/2026	3,000	3,001
4.640%, 05/13/2025	5,000	5,001
4.610%, 07/08/2025	2,500	2,501
4.590%, 05/01/2025	4,000	4,000
4.580%, 04/09/2025	3,000	3,000
MUFG Bank
4.610%, 06/20/2025	3,000	3,001
4.610%, 07/07/2025	2,500	2,501
4.500%, 06/16/2025	4,000	4,000
4.500%, 08/15/2025	5,000	5,002
4.360%, 10/14/2025	3,000	3,000
Nordea Bank
4.590%, 03/17/2026	3,000	2,999
Oversea-Chinese Banking
4.410%, 04/24/2025	3,000	3,000
Rabobk
4.430%, 02/10/2026	4,500	4,507
Royal Bank of Canada
4.500%, 10/07/2025	1,000	1,001
4.440%, 12/12/2025	4,000	4,004
4.210%, 03/12/2026	3,500	3,500
Standard Chartered Bank
4.670%, 02/12/2026	2,000	2,007
4.600%, 01/15/2026	3,250	3,257

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
State Street Bank & Trust
4.680%, 11/12/2025	$3,000	$3,001
Sumitomo Mitsui Banking
4.590%, 06/11/2025	4,000	4,001
4.570%, 05/12/2025	4,500	4,501
4.560%, 04/09/2025	4,000	4,000
4.560%, 04/16/2025	2,000	2,000
4.540%, 06/17/2025	4,000	4,000
Sumitomo Mitsui Trust Bank
4.570%, 06/02/2025	4,000	4,001
4.570%, 10/01/2025	5,000	5,000
4.560%, 04/21/2025	3,000	3,000
4.560%, 04/23/2025	3,000	3,001
4.430%, 05/30/2025	5,000	5,000
Svenska Handelsbanken
4.620%, 02/20/2026	3,000	3,000
4.610%, 07/10/2025	4,000	4,001
Swedbank
5.340%, 04/09/2025	2,000	2,000
Toronto-Dominion Bank
5.100%, 08/25/2025	2,500	2,506
4.710%, 09/22/2025	2,000	2,002
4.500%, 10/07/2025	1,000	1,000
UBS
4.899%, 08/06/2025	2,000	2,002
Westpac Banking
5.400%, 06/06/2025	3,300	3,305
4.620%, 10/20/2025	4,500	4,502
4.590%, 07/10/2025	3,000	3,001
4.560%, 03/12/2026	4,500	4,498
Total Certificates of Deposit
(Cost $209,848) ($ Thousands)		209,937

REPURCHASE AGREEMENTS(E) — 22.0%
Bank of America Securities
4.370%, dated 3/31/2025, to be repurchased on 4/1/2025, repurchase price $90,010,925 (collateralized by GNMA obligations, ranging in par value $44,253 - $62,982,160, 2.000% - 6.500%, 10/20/2039 - 3/20/2055; with total market value $91,800,001)	90,000	90,000
Goldman Sachs & Co
4.370%, dated 3/31/2025, to be repurchased on 4/1/2025, repurchase price $102,012,382 (collateralized by various GNMA and U.S. Treasury obligations, ranging in par value $50,000 - $49,415,800, 1.750% - 6.500%, 11/15/2029 - 12/20/2064; with total market value $104,040,001)	102,000	102,000

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS(E) (continued)
TD Securities
4.380%, dated 3/31/2025, to be repurchased on 4/1/2025, repurchase price $23,502,859 (collateralized by U.S. Treasury obligations, ranging in par value $3,128,500 - $21,117,600, 0.250% - 3.875%, 7/31/2025 - 3/15/2028; with total market value $23,970,055)	$23,500	$23,500

Total Repurchase Agreements
(Cost $215,500) ($ Thousands)		215,500

Total Investments in Securities — 99.9%
(Cost $979,875) ($ Thousands)		$979,998

Percentages are based on Net Assets of $981,398 ($ Thousands).
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	No interest rate available.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2025, the value of these securities amounted to $5,995 ($ Thousands), representing 0.6% of the Net Assets of the Fund.

(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Tri-Party Repurchase Agreement.

As of March 31, 2025, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 83.8%
Arizona — 0.7%
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
2.800%, 09/01/2035 (A)(B)	$1,500	$1,500

California — 1.2%
Los Angeles, RB
5.000%, 06/26/2025	2,500	2,511

Colorado — 6.7%
Colorado Springs, Utilities System Revenue, Ser C-REMK, RB
2.720%, 11/01/2028 (A)	6,085	6,085
Colorado Springs, Utilities System Revenue, Sub-Ser B-REMK, RB
2.850%, 11/01/2036 (A)	2,300	2,300
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S, RB
2.750%, 05/15/2062 (A)	4,500	4,500
Durango, School District No. 9-R, GO
5.000%, 11/01/2025	1,250	1,266

		14,151

Connecticut — 1.3%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser A-3-REMK, RB
2.650%, 11/15/2047 (A)	300	300
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser B-3, RB
2.720%, 11/15/2048 (A)	1,025	1,025
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser B-4, RB, GNMA/FNMA/FHLMC
2.650%, 11/15/2046 (A)	1,405	1,405

		2,730

District of Columbia — 0.0%
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
2.920%, 10/01/2053 (A)(B)(C)	95	95

Florida — 5.5%
Gainesville, Industrial Development, RB
2.750%, 05/01/2033 (A)(B)	200	200
Lucie County, Florida Power & Light Project, Ser R, RB
2.850%, 09/01/2028 (A)	7,100	7,100
Monroe County, School District, RB
4.000%, 05/29/2025	3,000	3,005

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pinellas County, Housing Finance Authority, Bayside Court, RB, FHLMC
2.770%, 10/01/2048 (A)(B)	$1,215	$1,215

		11,520

Idaho — 1.5%
Idaho State, Health Facilities Authority, St. Luke's Health System Project, RB
2.950%, 03/01/2060 (A)(B)	3,200	3,200

Illinois — 1.2%
Cook County, Community Consolidated School District No. 64, Park Ridge-Niles, GO
5.000%, 12/01/2025	1,235	1,252
DuPage County, Forest Preserve District, GO
5.000%, 11/01/2025	1,300	1,316

		2,568

Indiana — 0.8%
Tender Option Bond Trust Receipts, Ser 2016-XL0019, RB
2.870%, 04/01/2030 (A)(C)	1,770	1,770

Iowa — 4.3%
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project, RB
2.990%, 12/01/2041 (A)(B)(C)	7,500	7,500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
2.730%, 09/01/2036 (A)	1,600	1,600

		9,100

Kentucky — 0.4%
Kentucky State, Public Energy Authority, Gas Supply, Ser A, RB
5.000%, 12/01/2025	825	832

Louisiana — 1.2%
Louisiana State, Public Facilities Authority, Louisiana Children's Medical Center Project, RB
2.710%, 09/01/2057 (A)(B)	1,100	1,100
Saint James Parish, Nucor Steel Louisiana LLC Project, Ser 2010A-1, RB
2.960%, 11/01/2040 (A)	1,500	1,500

		2,600

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland — 0.5%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
2.760%, 02/01/2041 (A)	$1,070	$1,070

Massachusetts — 0.1%
Massachusetts State, Development Finance Agency, Partners Healthcare System, RB
2.550%, 07/01/2046 (A)(B)	300	300

Michigan — 3.0%
Karegnondi, Water Authority, Pipeline, RB, BAM
5.000%, 11/01/2025	1,185	1,200
Walled Lake, Consolidated School District, GO, Q-SBLF
5.000%, 05/01/2025	110	110
Warren, Consolidated Schools District, Ser II, GO, Q-SBLF
5.000%, 05/01/2026	2,150	2,198
Waterford, School District, GO, Q-SBLF
5.000%, 05/01/2026	2,800	2,861

		6,369

Mississippi — 1.0%
Mississippi State, Business Finance, Chevron U.S.A Project, Ser F, RB
2.700%, 12/01/2030 (A)	1,100	1,100
Mississippi State, Development Bank, Jackson County, Industrial Water System Project, RB
3.250%, 12/01/2039 (A)	1,110	1,110

		2,210

Missouri — 3.6%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
2.830%, 04/15/2034 (A)(B)	4,100	4,100
RBC Municipal Products Trust, Ser C-16, RB
2.770%, 09/01/2039 (A)(B)(C)	3,500	3,500

		7,600

New Hampshire — 0.7%
New Hampshire State, Housing Finance Authority, Ser D, RB, GNMA/FNMA/FHLMC
3.580%, 07/01/2056 (A)	1,550	1,552

New Jersey — 10.5%
Bordentown, GO
4.500%, 04/01/2025	2,000	2,000
Egg Harbor Township, GO
4.000%, 08/07/2025	2,850	2,858

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Essex County, Improvement Authority, Family Court Building Project, RB
5.000%, 06/18/2025	$2,215	$2,225
Haledon, Ser A, GO
4.000%, 09/25/2025	900	903
Jersey City, Municipal Utilities Authority, Sewer Project, Ser B, RB
5.000%, 05/01/2025	1,050	1,051
Manasquan, GO
4.000%, 10/01/2025	800	804
Maplewood, GO
4.000%, 10/07/2025	1,300	1,306
Mount Holly, Ser A, GO
4.000%, 09/24/2025	1,000	1,004
Pemberton, GO
4.500%, 05/27/2025	1,000	1,002
Pompton Lakes, GO
4.500%, 06/06/2025	1,500	1,504
Wanaque, GO
4.000%, 12/18/2025	7,328	7,372

		22,029

New York — 11.3%
Babylon, Union Free School District, GO
4.000%, 06/24/2025	900	902
Lafayette, Central School District, GO
4.500%, 06/20/2025	3,000	3,010
New York City, Housing Development Corporation, Multi-Family, Sustainable Development, RB
2.720%, 05/01/2063 (A)	400	400
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
2.720%, 11/01/2041 (A)(B)	3,000	3,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-4, RB
2.850%, 08/01/2039 (A)	5,200	5,200
New York State, Housing Finance Agency, 435 East 13th Street, Ser A, RB
2.800%, 11/01/2050 (A)(B)	2,500	2,500
New York State, Mortgage Agency, Homeowner Mortgage, Ser 207-REMK, RB
2.730%, 04/01/2047 (A)	500	500
Ossining, GO
4.500%, 08/01/2025	1,000	1,004
Palmyra-Macedon, Central School District, GO
4.500%, 06/17/2025	1,000	1,003
Schodack, Central School District, GO
4.000%, 07/15/2025	3,850	3,860

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Union-Endicott, Central School District, GO
4.500%, 06/27/2025	$1,200	$1,204
Webutuck, Central School District, GO
4.500%, 06/20/2025	1,300	1,304

		23,887

North Carolina — 0.2%
North Carolina State, Housing Finance Agency, RB, GNMA/FNMA/FHLMC
3.375%, 07/01/2048 (A)	390	390

Ohio — 1.6%
Franklin County, Hospital Improvement, Nationwide Children's Hospital Project, RB
2.700%, 11/01/2045 (A)	1,400	1,400
Hamilton, GO
4.000%, 12/17/2025	920	926
Miamisburg, Recreational Facilities Improvement, GO
3.750%, 02/10/2026	600	603
Ohio State University, RB
2.650%, 06/01/2043 (A)	475	475

		3,404

Oklahoma — 0.2%
Oklahoma State, Industries Authority, Educational Facilities Lease, Oklahoma City Public Schools Project, RB
5.000%, 04/01/2025	375	375

Pennsylvania — 6.3%
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC
3.250%, 11/15/2029 (A)	130	130
Northampton County, General Purpose Authority, St. Luke's University Health Network Project, RB
2.950%, 08/15/2054 (A)(B)	3,500	3,500
Pennsylvania State, Public School Building Authority, Montgomery County Community College Project, RB, AGC
5.000%, 05/01/2025	1,950	1,953
Pennsylvania State, Turnpike Commission, RB
2.720%, 12/01/2038 (A)(B)	1,100	1,100
2.720%, 12/01/2039 (A)(B)	6,500	6,500

		13,183

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina — 3.5%
South Carolina State, Jobs-Economic Development Authority, Silver Station Apartment Homes Project, RB, FHLB
2.720%, 03/01/2063 (A)(B)	$3,000	$3,000
South Carolina State, Public Service Authority, Ser A, RB
2.900%, 01/01/2036 (A)(B)	3,900	3,900
Tender Option Bond Trust Receipts, Ser 2022-XG0398, RB, BAM
2.840%, 12/01/2055 (A)(C)	400	400

		7,300

South Dakota — 2.9%
South Dakota State, Housing Development Authority, RB
2.720%, 11/01/2046 (A)	3,310	3,310
South Dakota State, Housing Development Authority, Ser A, RB
2.720%, 11/01/2062 (A)	2,780	2,780

		6,090

Tennessee — 0.5%
Tennessee State, Housing Development Agency, Residential Finance Program, RB
3.500%, 01/01/2056 (A)	1,130	1,130

Texas — 6.5%
Allen, Independent School District, GO, PSF-GTD
5.000%, 02/15/2026	315	321
Conroe, Independent School District, GO, PSF-GTD
5.000%, 02/15/2026	375	382
Harris County, Cultural Education Facilities Finance Corporation, Memorial Hermann Health System, RB
2.500%, 07/01/2054 (A)	2,100	2,100
Harris County, Cultural Education Facilities Finance Corporation, Texas Children's Hospital Project, RB
2.750%, 10/01/2045 (A)(B)	460	460
Houston, Combined Utility System, Ser C-, RB
2.830%, 05/15/2034 (A)(B)	3,050	3,050
Plano, Independent School District, GO, PSF-GTD
5.000%, 02/15/2026	1,500	1,529
Texas State, Veterans Bonds, GO
2.750%, 12/01/2046 (A)	1,600	1,600
Texas State, Veterans Bonds, Ser A-REMK, GO
2.850%, 06/01/2044 (A)	400	400

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Veterans Bonds, Ser B, GO
2.850%, 12/01/2042 (A)	$2,000	$2,000
Texas State, Veterans Bonds, Ser B-REMK, GO
2.850%, 12/01/2043 (A)	1,750	1,750

		13,592

Utah — 0.9%
Utah State, Water Finance Agency, Ser B-2-REMK, RB
2.750%, 10/01/2035 (A)	1,855	1,855

Virginia — 0.9%
Fairfax County, Industrial Development Authority, Inova Health System Project, RB
2.720%, 05/15/2042 (A)	1,955	1,955

Washington — 0.8%
Washington State, Housing Finance Commission, Ser VR, RB
2.750%, 12/01/2046 (A)	1,585	1,585

West Virginia — 0.5%
West Virginia State, Hospital Finance Authority, West Virginia University, RB
2.720%, 06/01/2034 (A)(B)	980	980

Wisconsin — 3.0%
Janesville, School District, Ser B, GO
5.000%, 03/01/2026	950	968
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
2.750%, 03/01/2041 (A)	2,320	2,320
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, FNMA
2.750%, 03/01/2038 (A)	1,400	1,400
Wisconsin State, Ser 2024-2, GO
5.000%, 05/01/2025	1,545	1,548

		6,236

Wyoming — 0.5%
Wyoming State, Community Development Authority, Ser 4, RB
2.730%, 12/01/2048 (A)	1,110	1,110

Total Municipal Bonds
(Cost $176,741) ($ Thousands)		176,779

Description	Face Amount (Thousands)	Market Value ($ Thousands)
TAX-EXEMPT COMMERCIAL PAPER — 19.1%
Austin
2.900%, 06/16/2025	$3,000	$2,999
El Paso, Water and Sewer Revenue
3.050%, 06/20/2025	3,600	3,599
3.050%, 06/20/2025	2,000	2,000
3.050%, 06/20/2025	900	900
Lincoln, Electric System Revenue
2.900%, 05/19/2025	5,000	5,000
Massachusetts Bay, Transportation Authority
2.860%, 05/06/2025	1,300	1,300
2.850%, 05/01/2025	5,150	5,150
Nashville & Davidson County, Water & Sewer Revenue
3.100%, 04/10/2025	5,000	5,000
3.100%, 04/17/2025	2,000	2,000
University of Texas
2.940%, 05/01/2025	3,000	3,000
2.880%, 05/21/2025	3,000	3,000
2.870%, 06/16/2025	1,200	1,200
2.850%, 05/22/2025	1,000	1,000
2.850%, 07/01/2025	3,000	3,000
2.850%, 07/01/2025	1,000	1,000

Total Tax-Exempt Commercial Paper
(Cost $40,150) ($ Thousands)		40,148

Total Investments in Securities — 102.9%
(Cost $216,891) ($ Thousands)		$216,927

Percentages are based on Net Assets of $210,895 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2025, the value of these securities amounted to $13,265 ($ Thousands), representing 6.3% of the Net Assets of the Fund.

As of March 31, 2025, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	$10,060	$11,054
3.625%, 04/15/2028	8,669	9,291
2.500%, 01/15/2029	7,994	8,354
2.375%, 01/15/2027	9,028	9,258
2.375%, 10/15/2028	23,374	24,351
2.125%, 04/15/2029	24,592	25,320
1.750%, 01/15/2028	8,470	8,609
1.625%, 10/15/2027	22,995	23,372
1.625%, 10/15/2029	25,294	25,650
1.250%, 04/15/2028	22,685	22,691
0.875%, 01/15/2029	15,881	15,632
0.750%, 07/15/2028	17,982	17,770
0.500%, 01/15/2028	20,802	20,430
0.375%, 01/15/2027	18,344	18,154
0.375%, 07/15/2027	20,357	20,124
0.250%, 07/15/2029	18,699	17,910
0.125%, 04/15/2026	15,254	15,148
0.125%, 07/15/2026	19,850	19,757
0.125%, 10/15/2026	22,407	22,227
0.125%, 04/15/2027	22,924	22,504
0.125%, 01/15/2030	21,100	19,850

Total U.S. Treasury Obligations
(Cost $371,201) ($ Thousands)		377,456

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	553,226	$553
Total Cash Equivalent
(Cost $553) ($ Thousands)		553
Total Investments in Securities — 99.7%
(Cost $371,754) ($ Thousands)		$378,009

Percentages are based on Net Assets of $379,172 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2025.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	377,456	–	377,456
Cash Equivalent	553	–	–	553
Total Investments in Securities	553	377,456	–	378,009

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund's transactions with affiliates for the period ended March 31, 2025 ($ Thousands):
Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$419	$16,425	$(16,291)	$—	$—	$553	$20	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 74.2%

Communication Services — 6.9%
Alphabet Inc, Cl A	67,646	$10,461
Alphabet Inc, Cl C	54,813	8,563
AT&T Inc	82,924	2,345
Charter Communications Inc, Cl A *	1,145	422
Comcast Corp, Cl A	43,483	1,605
Electronic Arts Inc	2,756	398
Fox Corp, Cl A	2,539	144
Fox Corp, Cl B	1,312	69
Interpublic Group of Cos Inc/The	4,265	116
Live Nation Entertainment Inc *	1,907	249
Match Group Inc	2,847	89
Meta Platforms Inc, Cl A	25,404	14,642
Netflix Inc *	4,954	4,620
News Corp, Cl A	4,338	118
News Corp, Cl B	1,517	46
Omnicom Group Inc	2,397	199
Paramount Global, Cl B	6,771	81
Take-Two Interactive Software Inc, Cl A *	1,876	389
TKO Group Holdings Inc, Cl A	781	119
T-Mobile US Inc	5,524	1,473
Verizon Communications Inc	48,615	2,205
Walt Disney Co/The	20,875	2,060
Warner Bros Discovery Inc *	25,641	275

		50,688
Consumer Discretionary — 7.7%
Airbnb Inc, Cl A *	5,019	600
Amazon.com Inc, Cl A *	109,438	20,822
AutoZone Inc *	196	747
Best Buy Co Inc	2,278	168
Booking Holdings Inc	387	1,783
Caesars Entertainment Inc *	2,954	74
CarMax Inc *	1,791	140
Carnival Corp *	12,765	249
Chipotle Mexican Grill Inc, Cl A *	16,030	805
Darden Restaurants Inc	1,306	271
Deckers Outdoor Corp *	1,667	186
Domino's Pizza Inc	424	195
DoorDash Inc, Cl A *	3,981	728
DR Horton Inc	3,245	413
eBay Inc	5,503	373
Expedia Group Inc	1,367	230
Ford Motor Co	46,332	465
Garmin Ltd	1,819	395
General Motors Co	11,675	549
Genuine Parts Co	1,709	204
Hasbro Inc	1,471	90
Hilton Worldwide Holdings Inc	2,828	644
Home Depot Inc/The	11,501	4,215
Las Vegas Sands Corp	4,292	166
Lennar Corp, Cl A	2,825	324
LKQ Corp	2,962	126

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lowe's Cos Inc	6,507	$1,518
Lululemon Athletica Inc *	1,344	380
Marriott International Inc/MD, Cl A	2,709	645
McDonald's Corp	8,283	2,587
MGM Resorts International *	2,742	81
Mohawk Industries Inc *	720	82
NIKE Inc, Cl B	13,872	881
Norwegian Cruise Line Holdings Ltd *	5,071	96
NVR Inc *	36	261
O'Reilly Automotive Inc *	671	961
Pool Corp	440	140
PulteGroup Inc	2,271	233
Ralph Lauren Corp, Cl A	528	117
Ross Stores Inc	3,871	495
Royal Caribbean Cruises Ltd	2,823	580
Starbucks Corp	13,230	1,298
Tapestry Inc	2,276	160
Tesla Inc *	32,444	8,408
TJX Cos Inc/The	13,173	1,604
Tractor Supply Co	6,295	347
Ulta Beauty Inc *	579	212
Williams-Sonoma Inc	1,444	228
Wynn Resorts Ltd	1,042	87
Yum! Brands Inc	3,250	511

		56,874
Consumer Staples — 4.5%
Altria Group Inc	19,480	1,169
Archer-Daniels-Midland Co	5,837	280
Brown-Forman Corp, Cl B	2,460	84
Bunge Global SA	1,598	122
Campbell Soup Co	2,204	88
Church & Dwight Co Inc	2,833	312
Clorox Co/The	1,450	214
Coca-Cola Co/The	44,787	3,208
Colgate-Palmolive Co	9,505	891
Conagra Brands Inc	5,502	147
Constellation Brands Inc, Cl A	1,843	338
Costco Wholesale Corp	5,141	4,862
Dollar General Corp	2,558	225
Dollar Tree Inc *	2,483	186
Estee Lauder Cos Inc/The, Cl A	2,869	189
General Mills Inc	6,386	382
Hershey Co/The	1,710	292
Hormel Foods Corp	3,048	94
J M Smucker Co/The	1,159	137
Kellanova	3,158	261
Kenvue Inc	22,768	546
Keurig Dr Pepper Inc	13,348	457
Kimberly-Clark Corp	3,770	536
Kraft Heinz Co/The	9,865	300
Kroger Co/The	7,752	525
Lamb Weston Holdings Inc	1,612	86
McCormick & Co Inc/MD	3,099	255

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Molson Coors Beverage Co, Cl B	1,988	$121
Mondelez International Inc, Cl A	15,177	1,030
Monster Beverage Corp *	8,294	485
PepsiCo Inc	15,846	2,376
Philip Morris International Inc	17,977	2,853
Procter & Gamble Co/The	27,154	4,628
Sysco Corp, Cl A	5,698	428
Target Corp, Cl A	5,273	550
Tyson Foods Inc, Cl A	3,513	224
Walgreens Boots Alliance Inc	7,471	83
Walmart Inc	50,228	4,410

		33,374
Energy — 2.7%
APA Corp	4,452	94
Baker Hughes Co, Cl A	11,419	502
Chesapeake Energy Corp	2,467	275
Chevron Corp	19,335	3,234
ConocoPhillips	14,702	1,544
Coterra Energy Inc	8,636	250
Devon Energy Corp	7,686	287
Diamondback Energy Inc, Cl A	2,210	353
EOG Resources Inc	6,617	849
EQT Corp	6,824	365
Exxon Mobil Corp	50,438	5,999
Halliburton Co	9,743	247
Hess Corp	3,214	513
Kinder Morgan Inc	22,047	629
Marathon Petroleum Corp	3,752	547
Occidental Petroleum Corp	7,699	380
ONEOK Inc	7,351	729
Phillips 66	4,831	596
Schlumberger NV, Cl A	16,177	676
Targa Resources Corp	2,541	509
Texas Pacific Land Corp	222	294
Valero Energy Corp	3,761	497
Williams Cos Inc/The	14,157	846

		20,215
Financials — 10.9%
Aflac Inc	5,644	628
Allstate Corp/The	3,023	626
American Express Co	6,402	1,722
American International Group Inc	6,833	594
Ameriprise Financial Inc	1,107	536
Aon PLC, Cl A	2,482	991
Apollo Global Management Inc	5,111	700
Arch Capital Group Ltd	4,440	427
Arthur J Gallagher & Co	2,984	1,030
Assurant Inc	630	132
Bank of America Corp	76,605	3,197
Bank of New York Mellon Corp/The	8,438	708
Berkshire Hathaway Inc, Cl B *	21,257	11,321
BlackRock Funding Inc	1,701	1,610

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Blackstone Inc, Cl A	8,588	$1,200
Brown & Brown Inc	2,693	335
Capital One Financial Corp	4,430	794
Cboe Global Markets Inc	1,190	269
Charles Schwab Corp/The	19,900	1,558
Chubb Ltd	4,288	1,295
Cincinnati Financial Corp	1,798	266
Citigroup Inc	21,638	1,536
Citizens Financial Group Inc	4,807	197
CME Group Inc, Cl A	4,198	1,114
Corpay Inc *	801	279
Discover Financial Services	2,989	510
Erie Indemnity Co, Cl A	300	126
Everest Group Ltd	499	181
FactSet Research Systems Inc	429	195
Fidelity National Information Services Inc, Cl B	6,069	453
Fifth Third Bancorp	7,925	311
Fiserv Inc, Cl A *	6,641	1,467
Franklin Resources Inc	4,243	82
Global Payments Inc	2,918	286
Globe Life Inc	959	126
Goldman Sachs Group Inc/The	3,603	1,968
Hartford Financial Services Group Inc/The	3,431	425
Huntington Bancshares Inc/OH	16,770	252
Intercontinental Exchange Inc	6,606	1,140
Invesco Ltd	6,078	92
Jack Henry & Associates Inc	812	148
JPMorgan Chase & Co	32,415	7,951
KeyCorp	12,181	195
KKR & Co Inc	7,962	921
Loews Corp	2,016	185
M&T Bank Corp	1,965	351
MarketAxess Holdings Inc	463	100
Marsh & McLennan Cos Inc	5,654	1,380
Mastercard Inc, Cl A	9,434	5,171
MetLife Inc	6,587	529
Moody's Corp	1,773	826
Morgan Stanley	14,273	1,665
MSCI Inc, Cl A	914	517
Nasdaq Inc, Cl A	4,855	368
Northern Trust Corp	2,255	222
PayPal Holdings Inc *	11,607	757
PNC Financial Services Group Inc/The	4,612	811
Principal Financial Group Inc, Cl A	2,380	201
Progressive Corp/The	6,848	1,938
Prudential Financial Inc	4,230	472
Raymond James Financial Inc	2,141	297
Regions Financial Corp	10,506	228
S&P Global Inc	3,635	1,847
Synchrony Financial	4,356	231
T Rowe Price Group Inc	2,580	237
Travelers Cos Inc/The	2,660	703

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Truist Financial Corp	15,385	$633
US Bancorp	18,127	765
Visa Inc, Cl A	19,974	7,000
W R Berkley Corp	3,381	241
Wells Fargo & Co	38,027	2,730
Willis Towers Watson PLC	1,189	402

		80,701
Health Care — 8.3%
Abbott Laboratories	20,046	2,659
AbbVie Inc	20,438	4,282
Agilent Technologies Inc	3,415	400
Align Technology Inc *	845	134
Amgen Inc, Cl A	6,286	1,958
Baxter International Inc	5,951	204
Becton Dickinson & Co	3,323	761
Biogen Inc *	1,791	245
Bio-Techne Corp	1,827	107
Boston Scientific Corp *	17,220	1,737
Bristol-Myers Squibb Co	23,676	1,444
Cardinal Health Inc	2,792	385
Cencora Inc, Cl A	1,962	546
Centene Corp *	5,975	363
Charles River Laboratories International Inc *	665	100
Cigna Group/The	3,180	1,046
Cooper Cos Inc/The *	2,331	197
CVS Health Corp	14,469	980
Danaher Corp, Cl A	7,376	1,512
DaVita Inc *	554	85
Dexcom Inc *	4,648	317
Edwards Lifesciences Corp, Cl A *	6,804	493
Elevance Health Inc	2,666	1,160
Eli Lilly & Co	9,133	7,543
GE HealthCare Technologies Inc	5,425	438
Gilead Sciences Inc	14,562	1,632
HCA Healthcare Inc	2,042	706
Henry Schein Inc *	1,532	105
Hologic Inc *	2,708	167
Humana Inc	1,389	368
IDEXX Laboratories Inc *	969	407
Incyte Corp *	1,971	119
Insulet Corp *	792	208
Intuitive Surgical Inc *	4,166	2,063
IQVIA Holdings Inc *	1,880	331
Johnson & Johnson	27,880	4,624
Labcorp Holdings Inc	950	221
McKesson Corp	1,470	989
Medtronic PLC	14,759	1,326
Merck & Co Inc	29,239	2,625
Mettler-Toledo International Inc *	233	275
Moderna Inc *	3,916	111
Molina Healthcare Inc *	668	220
Pfizer Inc	66,226	1,678

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quest Diagnostics Inc	1,305	$221
Regeneron Pharmaceuticals Inc	1,239	786
ResMed Inc	1,739	389
Revvity Inc	1,496	158
Solventum Corp *	1,506	115
STERIS PLC	1,090	247
Stryker Corp	4,006	1,491
Thermo Fisher Scientific Inc	4,419	2,199
UnitedHealth Group Inc	10,662	5,584
Universal Health Services Inc, Cl B	634	119
Vertex Pharmaceuticals Inc *	3,007	1,458
Viatris Inc, Cl W	13,809	120
Waters Corp *	699	258
West Pharmaceutical Services Inc	853	191
Zimmer Biomet Holdings Inc	2,237	253
Zoetis Inc, Cl A	5,129	845

		61,705
Industrials — 6.4%
3M Co	6,229	915
A O Smith Corp	1,341	88
Allegion PLC	1,068	139
AMETEK Inc	2,748	473
Automatic Data Processing Inc	4,757	1,453
Axon Enterprise Inc *	862	453
Boeing Co/The *	8,723	1,488
Broadridge Financial Solutions Inc	1,400	339
Builders FirstSource Inc *	1,347	168
Carrier Global Corp	9,207	584
Caterpillar Inc, Cl A	5,515	1,819
CH Robinson Worldwide Inc	1,360	139
Cintas Corp	3,983	819
Copart Inc *	10,436	591
CSX Corp	22,370	658
Cummins Inc	1,632	512
Dayforce Inc *	1,658	97
Deere & Co	2,971	1,394
Delta Air Lines Inc, Cl A	7,618	332
Dover Corp	1,596	280
Eaton Corp PLC	4,611	1,253
Emerson Electric Co	6,623	726
Equifax Inc	1,422	346
Expeditors International of Washington Inc	1,629	196
Fastenal Co, Cl A	6,620	513
FedEx Corp	2,600	634
Fortive Corp	3,962	290
GE Vernova Inc	3,207	979
Generac Holdings Inc *	783	99
General Dynamics Corp	2,999	818
General Electric Co	12,405	2,483
Honeywell International Inc	7,596	1,609
Howmet Aerospace Inc	4,618	599
Hubbell Inc, Cl B	638	211
Huntington Ingalls Industries Inc, Cl A	439	90

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IDEX Corp	847	$153
Illinois Tool Works Inc	3,124	775
Ingersoll Rand Inc	4,781	383
Jacobs Solutions Inc	1,402	170
JB Hunt Transport Services Inc	922	136
Johnson Controls International PLC	7,827	627
L3Harris Technologies Inc	2,188	458
Leidos Holdings Inc	1,440	194
Lennox International Inc	394	221
Lockheed Martin Corp	2,459	1,099
Masco Corp	2,651	184
Nordson Corp	625	126
Norfolk Southern Corp	2,581	611
Northrop Grumman Corp	1,591	815
Old Dominion Freight Line Inc, Cl A	2,226	368
Otis Worldwide Corp	4,739	489
PACCAR Inc	5,975	582
Parker-Hannifin Corp, Cl A	1,498	911
Paychex Inc	3,810	588
Paycom Software Inc	555	121
Pentair PLC	2,030	178
Quanta Services Inc	1,698	432
Republic Services Inc	2,376	575
Rockwell Automation Inc	1,336	345
Rollins Inc	3,254	176
RTX Corp	15,563	2,062
Snap-on Inc	645	217
Southwest Airlines Co, Cl A	6,553	220
Stanley Black & Decker Inc	1,784	137
Textron Inc	2,282	165
Trane Technologies PLC	2,572	867
TransDigm Group Inc	650	899
Uber Technologies Inc *	24,099	1,756
Union Pacific Corp	6,968	1,646
United Airlines Holdings Inc *	3,897	269
United Parcel Service Inc, Cl B	8,622	948
United Rentals Inc	749	469
Veralto Corp	2,818	275
Verisk Analytics Inc, Cl A	1,677	499
Waste Management Inc	4,252	984
Westinghouse Air Brake Technologies Corp	2,038	370
WW Grainger Inc	503	497
Xylem Inc/NY	2,872	343

		46,927
Information Technology — 21.7%
Adobe Inc *	5,025	1,927
Advanced Micro Devices Inc *	18,710	1,922
Akamai Technologies Inc *	1,745	140
Amphenol Corp, Cl A	14,021	920
Analog Devices Inc	5,706	1,151
ANSYS Inc *	980	310
Apple Inc	174,338	38,726
Applied Materials Inc	9,360	1,358

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arista Networks Inc *	11,854	$918
Autodesk Inc, Cl A *	2,483	650
Broadcom Inc	54,352	9,100
Cadence Design Systems Inc *	3,185	810
CDW Corp/DE	1,638	263
Cisco Systems Inc	46,053	2,842
Cognizant Technology Solutions Corp, Cl A	5,772	442
Corning Inc, Cl B	9,149	419
Crowdstrike Holdings Inc, Cl A *	2,890	1,019
Dell Technologies Inc, Cl C	3,648	333
Enphase Energy Inc *	1,423	88
EPAM Systems Inc *	676	114
F5 Inc, Cl A *	652	174
Fair Isaac Corp *	284	524
First Solar Inc *	1,310	166
Fortinet Inc *	7,274	700
Gartner Inc *	916	384
Gen Digital Inc	6,664	177
GoDaddy Inc, Cl A *	1,627	293
Hewlett Packard Enterprise Co	16,061	248
HP Inc	11,141	308
Intel Corp	50,231	1,141
International Business Machines Corp	10,689	2,658
Intuit Inc	3,231	1,984
Jabil Inc	1,208	164
Juniper Networks Inc	3,615	131
Keysight Technologies Inc *	2,053	307
KLA Corp	1,527	1,038
Lam Research Corp	15,001	1,091
Microchip Technology Inc	6,205	300
Micron Technology Inc	12,812	1,113
Microsoft Corp	86,271	32,385
Monolithic Power Systems Inc	577	335
Motorola Solutions Inc	1,942	850
NetApp Inc	2,379	209
NVIDIA Corp	284,201	30,802
ON Semiconductor Corp *	4,643	189
Oracle Corp, Cl B	18,756	2,622
Palantir Technologies Inc, Cl A *	23,674	1,998
Palo Alto Networks Inc *	7,625	1,301
PTC Inc *	1,383	214
QUALCOMM Inc	12,768	1,961
Roper Technologies Inc	1,226	723
Salesforce Inc	11,070	2,971
Seagate Technology Holdings PLC	2,605	221
ServiceNow Inc *	2,409	1,918
Skyworks Solutions Inc	1,756	113
Super Micro Computer Inc *	6,136	210
Synopsys Inc *	1,785	766
Teledyne Technologies Inc *	532	265
Teradyne Inc	1,838	152
Texas Instruments Inc	10,507	1,888
Trimble Inc *	2,855	187

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tyler Technologies Inc *	488	$284
VeriSign Inc *	936	238
Western Digital Corp *	4,248	172
Workday Inc, Cl A *	2,497	583
Zebra Technologies Corp, Cl A *	605	171

		160,081
Materials — 1.5%
Air Products and Chemicals Inc	2,545	751
Albemarle Corp	1,234	89
Amcor PLC	16,749	162
Avery Dennison Corp	987	176
Ball Corp	3,667	191
CF Industries Holdings Inc	2,138	167
Corteva Inc	8,171	514
Dow Inc	7,991	279
DuPont de Nemours Inc	4,838	361
Eastman Chemical Co	1,332	117
Ecolab Inc	2,927	742
Freeport-McMoRan Inc, Cl B	16,412	621
International Flavors & Fragrances Inc	2,928	227
International Paper Co	6,309	337
Linde PLC	5,503	2,562
LyondellBasell Industries NV, Cl A	2,946	207
Martin Marietta Materials Inc, Cl A	717	343
Mosaic Co/The	3,333	90
Newmont Corp	13,305	642
Nucor Corp	2,776	334
Packaging Corp of America	1,090	216
PPG Industries Inc	2,650	290
Sherwin-Williams Co/The, Cl A	2,697	942
Smurfit WestRock PLC	5,560	251
Steel Dynamics Inc	1,750	219
Vulcan Materials Co	1,512	353

		11,183
Real Estate — 1.7%
Alexandria Real Estate Equities Inc ‡	1,807	167
American Tower Corp, Cl A ‡	5,371	1,169
AvalonBay Communities Inc ‡	1,680	361
BXP Inc ‡	1,526	102
Camden Property Trust ‡	1,182	145
CBRE Group Inc, Cl A *	3,347	438
CoStar Group Inc *	4,850	384
Crown Castle Inc ‡	5,157	537
Digital Realty Trust Inc, Cl A ‡	3,712	532
Equinix Inc ‡	1,123	916
Equity Residential ‡	3,890	278
Essex Property Trust Inc ‡	754	231
Extra Space Storage Inc ‡	2,509	373
Federal Realty Investment Trust ‡	780	76
Healthpeak Properties Inc ‡	7,743	157
Host Hotels & Resorts Inc ‡	8,038	114
Invitation Homes Inc ‡	7,001	244

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Iron Mountain Inc ‡	3,344	$288
Kimco Realty Corp ‡	7,832	166
Mid-America Apartment Communities Inc ‡	1,418	238
Prologis Inc ‡	10,659	1,192
Public Storage ‡	1,878	562
Realty Income Corp ‡	10,413	604
Regency Centers Corp ‡	2,007	148
SBA Communications Corp, Cl A ‡	1,196	263
Simon Property Group Inc ‡	3,494	580
UDR Inc ‡	3,269	148
Ventas Inc ‡	4,943	340
VICI Properties Inc, Cl A ‡	12,116	395
Welltower Inc ‡	7,148	1,095
Weyerhaeuser Co ‡	8,309	243

		12,486
Utilities — 1.9%
AES Corp/The	9,455	117
Alliant Energy Corp	3,153	203
Ameren Corp	3,155	317
American Electric Power Co Inc	6,082	665
American Water Works Co Inc	2,250	332
Atmos Energy Corp	1,775	274
CenterPoint Energy Inc	7,250	263
CMS Energy Corp	3,315	249
Consolidated Edison Inc	4,100	453
Constellation Energy Corp	3,580	722
Dominion Energy Inc	9,991	560
DTE Energy Co	2,391	331
Duke Energy Corp	8,998	1,097
Edison International	4,300	253
Entergy Corp	5,081	434
Evergy Inc	2,670	184
Eversource Energy	4,300	267
Exelon Corp	11,930	550
FirstEnergy Corp	6,260	253
NextEra Energy Inc	24,030	1,704
NiSource Inc	5,268	211
NRG Energy Inc	2,375	227
PG&E Corp	25,330	435
Pinnacle West Capital Corp	1,297	124
PPL Corp	8,490	307
Public Service Enterprise Group Inc	5,918	487
Sempra	7,543	538
Southern Co/The	12,593	1,158
Vistra Corp	3,859	453
WEC Energy Group Inc	3,660	399
Xcel Energy Inc	6,617	468

		14,035
Total Common Stock
(Cost $194,144) ($ Thousands)		548,269

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK — 0.5%

Ireland — 0.3%
Information Technology — 0.3%
Accenture PLC, Cl A	7,225	$2,255

Netherlands — 0.1%
Information Technology — 0.1%
NXP Semiconductors NV	2,896	550

Switzerland — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	3,490	493

United Kingdom — 0.0%
Consumer Discretionary — 0.0%
Aptiv PLC *	2,888	172

Total Foreign Common Stock
(Cost $1,704) ($ Thousands)		3,470

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	9,619,306	$9,619
Total Cash Equivalent
(Cost $9,619) ($ Thousands)		9,619

PURCHASED OPTIONS — 0.3%
Total Purchased Options
(Cost $5,114) ($ Thousands)		2,075

PURCHASED SWAPTIONS — 0.4%
Total Purchased Swaptions
(Cost $5,332) ($ Thousands)		3,375

Total Investments in Securities — 76.7%
(Cost $215,913) ($ Thousands)		$566,808

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $1,142) ($ Thousands)		$(137)

WRITTEN SWAPTIONS — (0.2)%
Total Written Swaptions
(Premiums Received $3,632) ($ Thousands)		$(1,162)

A list of open exchange traded options contracts for the Fund at March 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.3%
Put Options
EUR PUT / JPY CALL	50,801,953	$7,721,897	$152.00	8/16/2025	$448

Call Options		–
EUR PUT / USD CALL	100,000,000	$105,000	1.05	5/17/2025	$207
USD CALL / CNH PUT	160,000,000	1,160,000	7.25	8/16/2025	1,420

		1,265,000			1,627

Total Purchased Options		$8,986,897			$2,075
WRITTEN OPTIONS — 0.0%
Put Options
EUR PUT / JPY CALL	(50,801,953)	$(7,112,273)	140.00	08/16/2025	$(97)

Call Options
EUR PUT / USD CALL	(100,000,000)	$(102,000)	1.02	05/17/2025	$(40)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Dynamic Asset Allocation Fund (Concluded)

A list of open exchange traded options contracts for the Fund at March 31, 2025, is as follows:
Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
Total Written Options		$(7,214,273)			$(137)

A list of open over the counter swaptions contracts for the Fund at March 31, 2025, is as follows:
Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.4%
Call Swaptions
Swaption Payer	Bank of America Merrill Lynch	$800,000,000	$0.12	05/17/2025	$909

Put Swaptions
Swaption Payer	Bank of America Merrill Lynch	$56,160,000	3.04	03/22/2036	$985
Swaption Payer	Bank of America Merrill Lynch	750,000,000	3.86	07/18/2026	1,045
Swaption Payer	Bank of America Merrill Lynch	315,000,000	3.86	07/18/2026	436
		1,121,160,000			2,466
Total Purchased Swaptions		$1,921,160,000			$3,375
WRITTEN SWAPTIONS — (0.2)%
Call Swaptions
Swaption Payer	Bank of America Merrill Lynch	$(800,000,000)	0.87	05/17/2025	$(4)
Put Swaptions
Swaption Payer	Bank of America Merrill Lynch	$(497,760,000)	2.43	03/20/2027	$(819)
Swaption Payer	Bank of America Merrill Lynch	(1,500,000,000)	4.36	07/18/2026	(243)
Swaption Payer	Bank of America Merrill Lynch	(630,000,000)	4.36	07/18/2026	(96)
		(2,627,760,000)			(1,158)
Total Written Swaptions		$(3,427,760,000)			$(1,162)

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI^	648	Jun-2025	$185,755	$183,165	$(2,590)
			$185,755	$183,165	$(2,590)

A list of the open OTC swap agreements held by the Fund at March 31, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
Goldman Sachs^	BCOMTR	3-MONTH TREASURY BILL RATE + 7.5 BPS	INDEX RETURN	Annually	04/15/2025	USD	35,915	$491	$–	$491
								$491	$–	$491

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2025, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.385%^	CPI	Annually	07/31/2029	USD	125,000	$3,617	$–	$3,617
2.39%^	CPI	Annually	07/31/2029	USD	125,000	3,592	–	3,592
2.4%^	CPI	Annually	08/01/2029	USD	92,000	2,609	–	2,609
2.659%^	CPI	Annually	2/27/2033	USD	103,200	6,027	–	6,027
0.28096%	FLOATING (MUTKCALM INDEX)	Annually	05/15/2026	JPY	102,200,000	3,153	–	3,153
0.29283%	TONAR	Annually	05/15/2026	JPY	81,000,000	2,435	–	2,435

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Dynamic Asset Allocation Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
SOFR	3.41%	Annually	12/11/2028	USD	399,757	$(1,034)	$–	$(1,034)
3.432%	SOFR	Annually	12/11/2056	USD	42,027	2,539	–	2,539
3.707%	SOFR	Annually	03/05/2034	USD	160,000	997	–	997
3.726%	SOFR	Annually	06/18/2034	USD	76,000	472	–	472
3.745%	SOFR	Annually	06/11/2034	USD	80,000	434	–	434
4.161%	SOFR	Annually	11/02/2056	USD	84,588	(5,146)	–	(5,146)
4.2725%	SOFR	Annually	07/22/2025	USD	461,000	(106)	–	(106)
4.35%	SOFR	Annually	11/02/2031	USD	330,000	9,527	–	9,527
4.36%	SOFR	Annually	07/26/2025	USD	207,450	23	–	23
						$29,139	$–	$29,139

Percentages are based on Net Assets of $739,216 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
†	Investment in Affiliated Security (see Note 6).
^	Security, or a portion thereof, is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of March 31, 2025.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	548,269	–	–	548,269
Foreign Common Stock	3,470	–	–	3,470
Cash Equivalent	9,619	–	–	9,619
Purchased Options	2,075	–	–	2,075
Purchased Swaptions	–	3,375	–	3,375
Total Investments in Securities	563,433	3,375	–	566,808

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(137)	–	–	(137)
Written Swaptions	–	(1,162)	–	(1,162)
Futures Contracts*
Unrealized Depreciation	(2,590)	–	–	(2,590)
OTC Swap
Total Return Swap*
Unrealized Appreciation	–	491	–	491
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	35,425	–	35,425
Unrealized Depreciation	–	(6,286)	–	(6,286)
Total Other Financial Instruments	(2,727)	28,468	–	25,741

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,882	$76,443	$(70,706)	$—	$—	$9,619	$160	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Strategy Alternative Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 25.2%
Communication Services — 1.7%
Altice Financing
5.750%, 08/15/2029 (A)	$115	$84
Altice France
5.500%, 10/15/2029 (A)	130	103
Beasley Mezzanine Holdings
9.200%, 08/01/2028 (A)	622	280
CCO Holdings
4.500%, 08/15/2030 (A)	260	236
4.250%, 02/01/2031 (A)	125	111
Charter Communications Operating
6.550%, 06/01/2034	205	211
DISH DBS
7.750%, 07/01/2026	135	116
5.750%, 12/01/2028 (A)	165	139
5.250%, 12/01/2026 (A)	65	60
5.125%, 06/01/2029	70	46
Gray Media
10.500%, 07/15/2029 (A)	145	151
5.375%, 11/15/2031 (A)	300	187
4.750%, 10/15/2030 (A)	320	202
Level 3 Financing
4.500%, 04/01/2030 (A)	150	120
3.875%, 10/15/2030 (A)	25	19
3.750%, 07/15/2029 (A)	125	91
3.625%, 01/15/2029	5	4
Lumen Technologies
7.650%, 03/15/2042	205	162
7.600%, 09/15/2039	65	51
4.125%, 04/15/2029 (A)	43	41
4.125%, 04/15/2030 (A)	119	110
McGraw-Hill Education
7.375%, 09/01/2031 (A)	160	161
5.750%, 08/01/2028 (A)	40	39
Sirius XM Radio
3.875%, 09/01/2031 (A)	270	231
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	575	368
Urban One
7.375%, 02/01/2028 (A)	800	412
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	170	147
Zayo Group Holdings
6.125%, 03/01/2028 (A)	280	233

		4,115

Consumer Discretionary — 4.1%
Bath & Body Works
6.750%, 07/01/2036	155	154
BCPE Ulysses Intermediate
7.750%, 04/01/2027 (A)	1,666	1,566
Caesars Entertainment
7.000%, 02/15/2030 (A)	130	132

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 10/15/2032 (A)	$242	$226
Carnival
6.000%, 05/01/2029 (A)	165	164
CMG Media Corp
8.875%, 06/18/2029 (A)	335	289
CSC Holdings
7.500%, 04/01/2028 (A)	110	78
6.500%, 02/01/2029 (A)	215	178
5.500%, 04/15/2027 (A)	65	60
Dana
5.625%, 06/15/2028	511	503
5.375%, 11/15/2027	200	198
4.250%, 09/01/2030	499	461
Empire Resorts
7.750%, 11/01/2026 (A)	165	159
Genting New York
7.250%, 10/01/2029 (A)	125	127
GrubHub Holdings
5.500%, 07/01/2027 (A)	445	409
Hilton Domestic Operating
4.000%, 05/01/2031 (A)	135	122
Jacobs Entertainment
6.750%, 02/15/2029 (A)	270	259
LGI Homes
7.000%, 11/15/2032 (A)	651	616
Liberty Interactive
8.250%, 02/01/2030	430	169
Macy's Retail Holdings
5.875%, 04/01/2029 (A)	422	409
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)	495	–
Park River Holdings
5.625%, 02/01/2029 (A)	296	232
PetSmart
7.750%, 02/15/2029 (A)	534	490
QVC
6.875%, 04/15/2029 (A)	189	129
Rivers Enterprise Borrower
6.625%, 02/01/2033 (A)	150	147
Royal Caribbean Cruises
5.625%, 09/30/2031 (A)	1,351	1,327
StoneMor
8.500%, 05/15/2029 (A)	320	291
Studio City Finance
5.000%, 01/15/2029 (A)	215	194
SWF Holdings I
6.500%, 10/01/2029 (A)(D)	80	36
Victoria's Secret
4.625%, 07/15/2029 (A)	175	153
Wynn Macau
5.125%, 12/15/2029 (A)	150	139
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	150	155

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.250%, 03/15/2033 (A)	$15	$15
Yum! Brands
5.375%, 04/01/2032	160	156

		9,743

Consumer Staples — 1.0%
HLF Financing Sarl
12.250%, 04/15/2029 (A)	1,025	1,102
4.875%, 06/01/2029 (A)	202	156
New Albertsons
8.700%, 05/01/2030	200	217
8.000%, 05/01/2031	40	43
RAD (Escrow Security)
8.000%, 10/18/2024 (A)(B)(C)(D)	108	–
8.000%, 11/15/2026 (A)(B)(C)(D)	312	–
7.500%, 07/01/2025 (A)(B)(C)(D)	75	–
Rite Aid
15.000%,08/30/2031 (B)(D)	171	52
11.317%,TSFR3M + 7.000%, 08/30/2031 (A)(B)(D)(E)	40	33
Viking Baked Goods Acquisition
8.625%, 11/01/2031 (A)	1,001	928

		2,531

Energy — 4.9%
Aethon United BR
7.500%, 10/01/2029 (A)	1,005	1,022
Ascent Resources Utica Holdings
9.000%, 11/01/2027 (A)	498	610
Baytex Energy
7.375%, 03/15/2032 (A)	140	135
Blue Racer Midstream
7.250%, 07/15/2032 (A)	85	88
7.000%, 07/15/2029 (A)	85	87
Civitas Resources
8.625%, 11/01/2030 (A)	135	139
Crescent Energy Finance
7.375%, 01/15/2033 (A)	678	654
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (A)	666	677
Expand Energy
7.500%, 10/01/2026 (B)(C)	170	–
7.000%, 10/01/2024 (B)(C)	55	–
Genesis Energy
8.000%, 01/15/2027	33	33
8.000%, 05/15/2033	120	121
7.875%, 05/15/2032	110	111
Gulfport Energy Operating
6.750%, 09/01/2029 (A)	384	389
Hilcorp Energy I
7.250%, 02/15/2035 (A)	145	138
Howard Midstream Energy Partners
7.375%, 07/15/2032 (A)	125	128

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kimmeridge Texas Gas
8.500%, 02/15/2030 (A)	$755	$755
Long Ridge Energy
8.750%, 02/15/2032 (A)	1,051	1,015
New Fortress Energy
8.750%, 03/15/2029 (A)	275	190
6.500%, 09/30/2026 (A)	20	17
NFE Financing
12.000%, 11/15/2029 (A)	740	624
Shelf Drilling Holdings
9.625%, 04/15/2029 (A)	120	104
Summit Midstream Holdings
8.625%, 10/31/2029 (A)	702	716
Transocean
8.500%, 05/15/2031 (A)	658	639
8.000%, 02/01/2027 (A)	1,450	1,445
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	170	154
Venture Global LNG
9.875%, 02/01/2032 (A)	486	516
9.000%, H15T5Y + 5.440%(A)(E)(F)	777	738
8.375%, 06/01/2031 (A)	486	493

		11,738

Financials — 1.0%
CPI CG
10.000%, 07/15/2029 (A)	155	165
Finance of America Funding
7.875%, 11/30/2026 (A)	389	352
Freedom Mortgage
12.000%, 10/01/2028 (A)	90	97
6.625%, 01/15/2027 (A)	160	159
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	55	56
Ladder Capital Finance Holdings LLLP
4.750%, 06/15/2029 (A)	85	81
4.250%, 02/01/2027 (A)	85	83
LD Holdings Group
6.125%, 04/01/2028 (A)	325	257
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	40	39
5.625%, 01/15/2030 (A)	155	140
Navient
5.500%, 03/15/2029	60	57
Navient MTN
5.625%, 08/01/2033	130	112
OneMain Finance
7.500%, 05/15/2031	65	66
7.125%, 11/15/2031	100	101
3.875%, 09/15/2028	180	166
PennyMac Financial Services
5.750%, 09/15/2031 (A)	235	223

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Starwood Property Trust
3.625%, 07/15/2026 (A)		$220	$213
SWF Holdings I
0.000%, 12/19/2029 (G)		21	–

			2,367

Health Care — 3.5%
Acadia Healthcare
7.375%, 03/15/2033 (A)		801	800
Akumin
9.000%,08/01/2027 (A)		530	461
8.000%, 08/01/2028 (A)		165	138
Bausch Health
5.500%, 11/01/2025 (A)		933	932
5.000%, 01/30/2028 (A)		55	40
4.875%, 06/01/2028 (A)		95	77
CHS
10.875%, 01/15/2032 (A)		29	28
DaVita
6.875%, 09/01/2032 (A)		35	35
3.750%, 02/15/2031 (A)		150	131
Embecta
6.750%, 02/15/2030 (A)		155	147
5.000%, 02/15/2030 (A)		70	63
Emergent BioSolutions
3.875%, 08/15/2028 (A)		686	477
Endo
6.125%, 12/31/2049 (B)		165	–
5.875%, 12/31/2049 (B)		85	–
0.000%, 04/01/2027 (B)(G)		85	–
Envision Healthcare Corp
8.750%, 10/15/2026 (B)(C)		145	–
Global Medical Response
10.000%,10/31/2028 (A)		851	851
HAH Group Holding
9.750%, 10/01/2031 (A)		702	676
LifePoint Health
10.000%, 06/01/2032 (A)		1,171	1,117
Medline Borrower
3.875%, 04/01/2029 (A)		130	121
Molina Healthcare
4.375%, 06/15/2028 (A)		175	166
3.875%, 11/15/2030 (A)		60	54
Nidda Healthcare Holding GmbH
6.306%, EUR003M + 3.750%, 10/23/2030 (A)(E)	EUR	100	109
Radiology Partners
9.781%,02/15/2030 (A)		$405	376
7.775%,01/31/2029 (A)		252	250
Surgery Center Holdings
7.250%, 04/15/2032 (A)		600	593
Team Health Holdings
13.500%,06/30/2028 (A)		608	655

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tenet Healthcare
6.750%, 05/15/2031	$15	$15
4.375%, 01/15/2030	170	160

		8,472

Industrials — 4.9%
Allied Universal Holdco
7.875%, 02/15/2031 (A)	1,607	1,627
Axon Enterprise
6.250%, 03/15/2033 (A)	505	510
6.125%, 03/15/2030 (A)	154	156
Deluxe
8.125%, 09/15/2029 (A)	185	186
Enviri
5.750%, 07/31/2027 (A)	270	258
EquipmentShare.com
9.000%, 05/15/2028 (A)	2,033	2,106
8.625%, 05/15/2032 (A)	526	542
8.000%, 03/15/2033 (A)	601	605
Garda World Security
8.250%, 08/01/2032 (A)	1,316	1,284
GFL Environmental
6.750%, 01/15/2031 (A)	418	431
GrafTech Finance
4.625%, 12/23/2029 (A)	409	281
Icahn Enterprises
9.000%, 06/15/2030	310	293
Pitney Bowes
7.250%, 03/15/2029 (A)	185	184
6.875%, 03/15/2027 (A)	890	889
RRD Intermediate Holdings
11.000%, 12/01/2030 (A)	530	476
TransDigm
7.125%, 12/01/2031 (A)	710	731
6.000%, 01/15/2033 (A)	486	478
United Airlines
4.625%, 04/15/2029 (A)	150	142
United Rentals North America
4.000%, 07/15/2030	150	138
Wrangler Holdco
6.625%, 04/01/2032 (A)	554	564

		11,881

Information Technology — 0.8%
Cloud Software Group
8.250%, 06/30/2032 (A)	599	609
6.500%, 03/31/2029 (A)	1,297	1,261
CommScope
7.125%, 07/01/2028 (A)	130	115

		1,985

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Materials — 2.6%
Axalta Coating Systems
3.375%, 02/15/2029 (A)	$150	$137
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	460	432
Cleveland-Cliffs
7.000%, 03/15/2032 (A)	210	202
Cornerstone Chemical
15.000%, 12/06/2028 (B)	745	745
10.250%, 09/01/2027 (A)(B)(C)	56	56
Domtar
6.750%, 10/01/2028 (A)	520	472
First Quantum Minerals
9.375%, 03/01/2029 (A)	50	53
8.625%, 06/01/2031 (A)	150	153
INEOS Finance
7.500%, 04/15/2029 (A)	125	124
Innophos Holdings
11.500%, 06/15/2029 (A)	420	430
Methanex US Operations
6.250%, 03/15/2032 (A)	170	166
Mountain Province Diamonds
9.000%, 12/15/2027 (A)(B)(D)	223	210
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(D)	460	–
Olympus Water US Holding
9.750%, 11/15/2028 (A)	1,346	1,397
Rain Carbon
12.250%, 09/01/2029 (A)	385	409
Rain CII Carbon
7.250%, 04/01/2025 (A)	6	6
Trivium Packaging Finance BV
5.500%, 08/15/2026 (A)	970	955
Tronox
4.625%, 03/15/2029 (A)	395	338

		6,285

Real Estate — 0.5%
Diversified Healthcare Trust
4.750%, 02/15/2028	45	39
4.375%, 03/01/2031	650	497
Service Properties Trust
5.500%, 12/15/2027	180	174
4.950%, 10/01/2029	80	66
4.375%, 02/15/2030	115	89
3.950%, 01/15/2028	40	36
Uniti Group
10.500%, 02/15/2028 (A)	119	127
6.500%, 02/15/2029 (A)	60	54
6.000%, 01/15/2030 (A)	80	69

		1,151

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 0.2%
Edison International
5.375%, H15T5Y + 4.698%(E)(F)	$90	$86
NRG Energy
6.000%, 02/01/2033 (A)	296	288

		374

Total Corporate Obligations
(Cost $64,215) ($ Thousands)		60,642

	Shares
REGISTERED INVESTMENT COMPANIES — 21.1%
Merger Fund , Cl I *	2,917,667	50,505
Sprott Physical Uranium Trust *	16,246	231

Total Registered Investment Companies
(Cost $48,526) ($ Thousands)		50,736

COMMON STOCK — 21.0%

Communication Services — 0.6%
Anterix Inc *	2,755	101
Audacy *(B)	833	14
AVAYA *(B)(D)	14,995	88
Beasley Broadcast Group *(B)	631	3
Netflix Inc *	1,137	1,060
ROBLOX Corp, Cl A *	3,607	210

		1,476
Consumer Discretionary — 4.9%
ADT Inc	8,346	68
American Eagle Outfitters Inc	69,893	812
Aquity Holdings *(B)	3,945	1
Caesars Entertainment Inc *	6,440	161
CarMax Inc *	2,811	219
Dana Inc	7,740	103
DR Horton Inc	12,517	1,591
Golden Entertainment Inc	5,445	144
Guitar Center *(B)(D)	2,167	240
Macy's Inc	6,450	81
Monitronics International *(B)	443	4
National Vision Holdings Inc *	11,193	143
Peloton Interactive Inc, Cl A *	12,880	81
Penn Entertainment Inc *	157,386	2,567
Qurate Retail Inc *	48,375	10
RH *	6,706	1,572
Shake Shack Inc, Cl A *	12,539	1,106
WeWork *(B)	13,016	192
Wynn Resorts Ltd	31,871	2,661

		11,756

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.6%
Dollar Tree Inc *	16,937	$1,272
Herbalife Ltd *	7,084	61
Rite Aid *(B)(D)	381	—

		1,333
Energy — 1.1%
APA Corp	30,131	633
Atlas Energy Solutions Inc, Cl A	12,124	216
DHT Holdings Inc	31,372	330
International Seaways Inc	9,547	317
Nabors Industries Ltd *	2,874	120
Parker Drilling Co *(B)(D)	158	2
San Juan Basin Royalty Trust	168,427	931
Venture Global	6,220	64

		2,613
Financials — 1.0%
Franklin Resources Inc	110,140	2,120
Marqeta Inc, Cl A *	55,252	228

		2,348
Health Care — 0.3%
Carestream Health Holdings *(B)	5,876	95
Envision Healthcare *	28,581	302
Lannett *(B)	15,243	34
Matrix Parent Inc.	10,548	105
Surgery Partners Inc *	5,514	131

		667
Industrials — 1.9%
Builders FirstSource Inc *	10,963	1,370
Enviri Corp *	12,860	86
EVERUS CONSTRUCTION GROUP *	48,530	1,800
GrafTech International Ltd *	28,935	25
Regal Rexnord Corp	2,575	293
Southwest Airlines Co, Cl A	31,431	1,055

		4,629
Information Technology — 3.2%
Adobe Inc *	3,309	1,269
Elastic NV *	2,378	212
Entegris Inc	19,057	1,667
Jabil Inc	2,200	300
Novanta Inc *	2,341	299
Sandvine	16,838	51
Vishay Intertechnology Inc	108,445	1,724
Vishay Precision Group Inc *	5,444	131
Zoom Video Communications Inc, Cl A *	28,307	2,088

		7,741
Materials — 4.0%
Alcoa Corp	55,214	1,684
Arctic Canadian Diamond Company *(B)	228	20
Ardagh Metal Packaging SA	241,500	729
ATI Inc *	35,907	1,868

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Century Aluminum Co *	96,199	$1,785
Constellium, Cl A *	129,497	1,307
Cornerstone Chemical *(B)	26,482	539
Freeport-McMoRan Inc, Cl B	44,732	1,694
Libbey Glass Inc. *(B)	1,227	2
Tronox Holdings	6,940	49

		9,677
Real Estate — 1.8%
Healthcare Realty Trust Inc, Cl A ‡	126,042	2,130
Kimco Realty Corp ‡	79,284	1,684
Park Hotels & Resorts Inc ‡	20,388	218
Pebblebrook Hotel Trust ‡	27,206	275

		4,307
Utilities — 1.6%
Consolidated Edison Inc	9,627	1,065
Duke Energy Corp	8,809	1,074
PPL Corp	16,216	586
Xcel Energy Inc	15,349	1,086

		3,811
Total Common Stock
(Cost $54,455) ($ Thousands)		50,358
	Face Amount (Thousands)
LOAN PARTICIPATIONS — 5.6%
Acrisure, LLC, 2024 Repricing Term B-6 Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 11/06/2030 (E)	$189	188
AppLogic Networks OpCo I LLC, Initial Term Loan, 1st Lien
5.262%, CME Term SOFR + 1.000%, 03/01/2030 (E)	225	220
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
10.000%, 06/30/2026 (B)	170	170
Asurion, LLC, New B-12 Term Loan, 1st Lien
8.575%, CME Term SOFR + 4.250%, 09/13/2030 (E)	49	48
Asurion, LLC, New B-9 Term Loan, 2nd Lien
7.689%, CME Term SOFR + 3.250%, 07/31/2027 (E)	169	167
Avaya Inc., Initial Term Loan, 1st Lien
11.825%, CME Term SOFR + 7.500%, 08/01/2028 (D)(E)(H)	631	497
BCP V Everise Acquisition LLC, Term B Loan, 1st Lien
10.299%, CME Term SOFR + 6.000%, 12/14/2029 (E)	312	271

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Carestream Health, Inc., Term Loan, 1st Lien
11.899%, CME Term SOFR + 7.500%, 09/30/2027 (E)	$698	$473
Castle US Holding Corp., Dollar Term B-2 Loan, 1st Lien
8.575%, CME Term SOFR + 4.000%, 01/29/2027 (E)	181	109
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
8.325%, CME Term SOFR + 3.750%, 01/29/2027 (E)	152	93
Catnat Game, 1st Lien
9.053%, 12/16/2031	165	165
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.899%, CME Term SOFR + 3.500%, 06/18/2029 (E)(H)	352	330
Coopers Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
10.939%, CME Term SOFR + 6.500%, 10/31/2026 (E)	229	228
Delivery Hero, LLC, Term Loan B, 1st Lien
9.315%, 12/12/2029	133	133
East Valley Tourist Development Authority , Term Loan, 1st Lien
11.939%, CME Term SOFR + 7.500%, 11/23/2026 (B)(E)	142	141
Envision Healthcare Operating, Inc., Initial Term Loan
12.575%, CME Term SOFR + 8.250%, 12/30/2027 (E)	412	413
Global Medical Response, Inc., 2024 Extended Term Loan, 1st Lien
9.040%, CME Term SOFR + 4.750%, 10/31/2028 (E)(H)	714	713
Harrah's Oklahoma, 1st Lien
13.325%, 10/10/2030 (H)	174	173
Hubbard Radio, Term Loan B-EXT, 1st Lien
8.825%, 09/30/2027	234	160
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, 06/21/2024 (B)(C)(E)	371	—
Lannett Takeback Exit Term Loan, 1st Lien
2.000%, 06/16/2030 (B)	95	95
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
10.950%, CME Term SOFR + 6.500%, 11/22/2027 (E)	440	426
LifeScan Global Corporation, Initial Term Loan, 1st Lien
13.922%, CME Term SOFR + 9.500%, 03/31/2027 (C)(D)(E)	85	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
10.922%, CME Term SOFR + 6.500%, 12/31/2026 (D)(E)(H)	$1,168	$736
Long Ridge Energy, 1st Lien
8.825%, 02/07/2032	160	154
Mad Engine Term Loan, 1st Lien
11.561%, 07/15/2027	190	165
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
11.301%, CME Term SOFR + 6.750%, 07/27/2028 (E)(H)	282	254
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
11.551%, CME Term SOFR + 7.000%, 07/27/2028 (E)(H)	427	216
Magenta Security Holdings LLC, Third Out Term Loan, 1st Lien
6.051%, CME Term SOFR + 1.500%, 07/27/2028 (E)(H)	2	1
Mavenir Systems, Inc., Amendment No. 1 Initial Term Loan, 1st Lien
14.396%, CME Term SOFR + 10.000%, 05/16/2025 (B)(E)	21	21
Mavenir Systems, Inc., Amendment No. 2 Term Loan, 1st Lien
14.423%, CME Term SOFR + 10.000%, 05/16/2025 (B)(E)	58	58
Mavenir Systems, Inc., Amendment No. 3 Term Loan
14.260%, CME Term SOFR + 10.000%, 05/16/2025 (B)(E)(H)	43	44
Mavenir Systems, Inc., Delayed Draw Term Loan, 1st Lien
14.444%, CME Term SOFR + 10.000%, 05/16/2025 (B)(E)	15	15
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
14.254%, CME Term SOFR + 10.000%, 05/16/2025 (B)(E)	47	47
10.063%, CME Term SOFR + 5.750%, 08/18/2028 (B)(D)(E)	77	53
9.325%, CME Term SOFR + 4.750%, 08/18/2028 (B)(D)(E)	873	607
Max US Bidco Inc., Initial Term Loan, 1st Lien
9.313%, CME Term SOFR + 5.000%, 10/02/2030 (E)	238	233
Mountaineer Merger Corp., Initial Term Loan, 1st Lien
11.549%, CME Term SOFR + 7.000%, 10/26/2028 (D)(E)	412	330
Naked Juice LLC, Initial Term Loan, 1st Lien
7.399%, CME Term SOFR + 3.000%, 01/24/2029 (E)	1	1

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Naked Juice/Tropicana, Term Loan, 1st Lien
7.399%, CME Term SOFR + 3.000%, 01/24/2029 (E)(H)	$457	$233
New Fortress Energy Inc., 1st Lien
9.795%, CME Term SOFR + 5.500%, 10/27/2028 (E)	65	56
Nutrisystem, Term Loan A, 1st Lien
9.439%, CME Term SOFR + 5.000%, 04/19/2030 (E)(H)	246	237
Nutrisystem, Term Loan B, 1st Lien
10.688%, CME Term SOFR + 6.250%, 10/19/2030 (E)(H)	390	269
Obra Revolver, 1st Lien
11.932%, 06/21/2029 (B)	3	3
Obra TL, 1st Lien
11.932%, 06/21/2029 (B)	325	316
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
7.811%, CME Term SOFR + 3.250%, 03/03/2028 (E)	161	146
Pixelle Specialty, 1st Lien
11.791%, CME Term SOFR + 6.500%, 05/19/2028 (E)(H)	471	351
Pixelle, 1st Lien
11.323%, 06/12/2025 (B)	14	14
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
8.302%, CME Term SOFR + 4.000%, 09/20/2028 (E)	627	545
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
8.691%, CME Term SOFR + 4.250%, 02/01/2029 (E)	404	216
Radiology Partners, Inc., Term B Loan, 1st Lien
8.090%, CME Term SOFR + 3.500%, 01/31/2029 (E)	–	—
Reorganized Mobileum AcquisitionCo LLC, Term Loan, 1st Lien
5.325%, CME Term SOFR + 1.000%, 09/11/2029 (E)	235	216
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 1st Lien
9.291%, CME Term SOFR + 5.000%, 05/30/2027 (E)	–	—
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
7.939%, CME Term SOFR + 3.500%, 12/17/2027 (E)	16	16
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
7.939%, CME Term SOFR + 3.500%, 12/17/2027 (E)	4	4

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Sabre GLBL Inc., 2022 Other Term B Loan, 1st Lien
8.675%, CME Term SOFR + 4.250%, 06/30/2028 (E)	$22	$21
Sabre, 1st Lien
10.425%, 11/15/2029	145	142
Spencer Spirit IH, LLC, Initial Term Loan, 1st Lien
9.064%, 07/15/2031	229	230
SWF Holdings I Corp., Tranche A-2 Term Loan, 2nd Lien
8.439%, CME Term SOFR + 4.000%, 10/06/2028 (E)	16	13
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
11.299%, CME Term SOFR + 7.000%, 05/13/2027 (E)	226	221
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.541%, CME Term SOFR + 5.250%, 03/02/2027 (E)(H)	704	684
Travelport Finance (Luxembourg) S.a r.l., Term Loans, 1st Lien
10.000%, CME Term SOFR + 5.145%, 09/29/2028 (E)	201	181
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
7.075%, CME Term SOFR + 2.500%, 05/03/2028 (E)	133	61
Valeant Bausch Health, Cov-Lite, 1st Lien
0.000%, 09/25/2030 (E)(G)(H)	260	250
WarHorse Gaming, LLC, Closing Date Term Loan, 1st Lien
13.675%, CME Term SOFR + 9.250%, 06/30/2028 (B)(E)	268	277
Xplornet/Xplore, Second Out Take Back, 1st Lien
6.147%, CME Term SOFR + 1.500%, 10/24/2031 (E)	205	160
Xplornet/Xplore, Super Senior First Out, 1st Lien
9.552%, CME Term SOFR + 1.500%, 10/24/2029 (E)	61	59
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
7.439%, CME Term SOFR + 3.000%, 03/09/2027 (E)	457	425

Total Loan Participations
(Cost $14,800) ($ Thousands)		13,502

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bills
4.406%, 05/22/2025 (I)	$500	$497
4.241%, 06/12/2025 (I)	2,000	1,983
4.239%, 05/29/2025 (I)	3,500	3,476
4.231%, 06/20/2025 (I)	2,000	1,982
4.227%, 06/05/2025 (I)	1,875	1,861

Total U.S. Treasury Obligations
(Cost $9,799) ($ Thousands)		9,799

	Shares
FOREIGN COMMON STOCK — 1.6%

Canada — 1.0%
Communication Services — 0.1%
Xplore Inc *(B)	11,575	130

Energy — 0.2%
NexGen Energy *	129,471	581

Materials — 0.7%
Hudbay Minerals Inc	232,475	1,765

		2,476

China — 0.2%
Information Technology — 0.2%
NXP Semiconductors NV	2,819	536

Greece — 0.2%
Industrials — 0.2%
Star Bulk Carriers Corp	29,872	465

Japan — 0.2%
Industrials — 0.1%
Harmonic Drive Systems Inc	8,500	179

Information Technology — 0.1%
Allegro MicroSystems Inc *	8,787	221

		400

Total Foreign Common Stock
(Cost $4,078) ($ Thousands)		3,877

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 0.3%
Non-Agency Mortgage-Backed Obligations — 0.3%
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl D
8.657%, TSFR1M + 4.337%, 06/15/2027(A)(E)	$245	$245
STWD, Ser 2021-FL2, Cl D
7.231%, TSFR1M + 2.914%, 04/18/2038(A)(E)	100	98
STWD, Ser 2021-FL2, Cl E
7.981%, TSFR1M + 3.664%, 04/18/2038(A)(E)	100	96
TRTX, Ser 2021-FL4, Cl D
8.034%, TSFR1M + 3.714%, 03/15/2038(A)(E)	100	99
TRTX, Ser 2021-FL4, Cl E
8.784%, TSFR1M + 4.464%, 03/15/2038(A)(E)	100	100

Total Mortgage-Backed Securities
(Cost $644) ($ Thousands)		638

CONVERTIBLE BONDS — 0.3%
Finance of America Funding
10.000%, 11/30/2029(A)	291	323
Herbalife
4.250%, 06/15/2028	198	170
Liberty Interactive
4.000%, 11/15/2029	54	14
3.750%, 02/15/2030	402	101
North Sea Natural Resources
0.000%, 01/23/2028(B)(G)	94	9
0.000%, 01/23/2028(B)(G)	15	1
0.000%, 01/23/2028(B)(G)	5	1
Rite Aid
0.000%, 12/31/2049(B)(D)(G)	38	–
Silver Airways
16.000%, 12/31/2027(B)	853	–
Tacora Restructure
13.000%, 09/19/2031(B)(D)	12	12

Total Convertible Bonds
(Cost $1,605) ($ Thousands)		631

	Shares
PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.0%
Guitar Center *(B)(D)(F)(G)	39	4

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Information Technology — 0.2%
Syniverse *(B)(F)(G)	595,405	$586

Total Preferred Stock
(Cost $590) ($ Thousands)		590
	Number of Warrants
WARRANTS — 0.0%
Audacy
Strike Price $– *‡‡(B)	1,177	–
Guitar Center
Strike Price $100.00 *‡‡(B)(D)	574	20
Guitar Center
Strike Price $160.00 *‡‡(B)(D)	574	8
Mavenir
Strike Price $– *‡‡	108,020	–
Silver Airways
Strike Price $– *‡‡(B)	–	–
Tacora Resources
Strike Price $– *‡‡(B)(D)	3,403	3

Total Warrants
(Cost $55) ($ Thousands)		31

	Number of Rights
RIGHTS — 0.0%
Xplore Inc *‡‡	869	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENTS — 9.2%
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Institutional Share Class
4.140%**	1,526,991	1,527
SEI Daily Income Trust, Government Fund, Institutional Class
4.260%**†	20,629,453	20,629

Total Cash Equivalents
(Cost $22,156) ($ Thousands)		22,156

PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $20) ($ Thousands)		45

Total Investments in Securities — 88.6%
(Cost $220,943) ($ Thousands)		$213,005

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT— (6.3)%
Communication Services — (0.6)%
Walt Disney Co/The	(5,305)	$(524)
Yelp Inc, Cl A *	(23,286)	(862)

		(1,386)

Consumer Discretionary — (1.7)%
Chewy Inc, Cl A *	(7,660)	(249)
Cracker Barrel Old Country Store Inc	(13,821)	(536)
Crocs Inc *	(5,064)	(538)
Deckers Outdoor Corp *	(4,815)	(538)
Five Below Inc *	(7,368)	(552)
Phinia Inc	(20,482)	(869)
Polaris Inc	(12,912)	(529)
Tapestry Inc	(3,788)	(267)

		(4,078)

Consumer Staples — (0.3)%
Target Corp, Cl A	(6,297)	(657)

Energy — (0.3)%
Kinder Morgan Inc	(24,432)	(697)

Financials — (0.4)%
Runway Growth Finance	(48,507)	(502)
Synchrony Financial	(4,850)	(257)
TriplePoint Venture Growth BDC	(21,189)	(148)

		(907)

Health Care — (0.3)%
ResMed Inc	(1,212)	(272)
UnitedHealth Group Inc	(1,035)	(542)

		(814)

Industrials — (1.7)%
Booz Allen Hamilton Holding Corp, Cl A	(4,802)	(502)
Delta Air Lines Inc, Cl A	(12,006)	(523)
Expeditors International of Washington Inc	(6,650)	(800)
Matson Inc	(6,856)	(879)
Miller Industries Inc/TN	(3,315)	(140)
Robert Half Inc	(12,644)	(690)
United Airlines Holdings Inc *	(7,503)	(518)

		(4,052)

Information Technology — (0.7)%
Badger Meter Inc	(4,081)	(776)
MACOM Technology Solutions Holdings Inc *	(1,263)	(127)
Marvell Technology Inc	(2,010)	(124)
Xerox Holdings Corp	(47,223)	(228)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Zoom Video Communications Inc, Cl A *	(6,672)	$(492)

		(1,747)

Real Estate — (0.3)%
Lamar Advertising Co, Cl A	(7,173)	(816)

Total Common Stock Sold Short
(Proceeds $15,444) ($ Thousands)		(15,154)

	Face Amount (Thousands)
CORPORATE OBLIGATIONS SOLD SHORT — (3.0)%
Communication Services — (0.5)%
Clear Channel Outdoor Holdings
9.000%, 09/15/2028 (A)	$(700)	(719)
Midcontinent Communications
8.000%, 08/15/2032 (A)	(205)	(207)
Sirius XM Radio
5.500%, 07/01/2029 (A)	(411)	(397)
		(1,323)
Consumer Discretionary — (0.8)%
Caesars Entertainment
4.625%, 10/15/2029 (A)	(220)	(202)
Garrett Motion Holdings
7.750%, 05/31/2032 (A)	(465)	(460)
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	(464)	(435)
Marriott Ownership Resorts
4.500%, 06/15/2029 (A)	(265)	(243)
Saks Global Enterprises
11.000%, 12/15/2029 (A)	(255)	(206)
Staples
10.750%, 09/01/2029 (A)	(381)	(344)
		(1,890)
Consumer Staples — (0.3)%
B&G Foods
8.000%, 09/15/2028 (A)	(395)	(397)
Kronos Acquisition Holdings
10.750%, 06/30/2032 (A)	(305)	(231)
		(628)
Financials — (0.3)%
CoreLogic
4.500%, 05/01/2028 (A)	(770)	(717)

Industrials — (0.7)%
Pitney Bowes
7.250%, 03/15/2029 (A)	(205)	(204)
Raven Acquisition Holdings
6.875%, 11/15/2031 (A)	(630)	(612)
Star Leasing
7.625%, 02/15/2030 (A)	(565)	(543)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
Wilsonart
11.000%, 08/15/2032 (A)	$(355)	$(325)
		(1,684)
Materials — (0.2)%
Mativ Holdings
8.000%, 10/01/2029 (A)	(450)	(388)

Real Estate — (0.2)%
Service Properties Trust
8.375%, 06/15/2029	(530)	(530)

Total Corporate Obligations Sold Short
(Proceeds $7,305) ($ Thousands)		(7,160)

	Shares
FOREIGN COMMON STOCK SOLD SHORT— (1.0)%
Germany — (0.3)%
Health Care — (0.3)%
Demant *	(24,004)	(803)

Italy — (0.3)%
Consumer Discretionary — (0.3)%
Ferrari NV	(1,927)	(825)

Sweden — (0.4)%
Consumer Discretionary — (0.4)%
Autoliv Inc	(9,774)	(864)

Total Foreign Common Stock Sold Short
(Proceeds $2,533) ($ Thousands)		(2,492)

REGISTERED INVESTMENT COMPANIES — (0.9)%
iShares Russell 2000 ETF	(5,275)	(1,052)
SPDR S&P 500 ETF Trust	(1,889)	(1,057)

Total Registered Investment Companies
(Proceeds $2,103) ($ Thousands)		(2,109)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION SOLD SHORT — (0.2)%
U.S. Treasury Notes
4.000%, 02/28/2030	$(468)	$(469)

Total U.S. Treasury Obligation Sold Short
(Proceeds $466) ($ Thousands)		(469)

Total Investments Sold Short — (11.4)%
(Proceeds $27,851) ($ Thousands)		$(27,384)

WRITTEN OPTION — (0.0)%
Total Written Option
(Premiums Received $7) ($ Thousands)		$(18)

A list of open exchange traded options contracts for the Fund at March 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Put Options
S&P 500 Index	6	$3,367	$5,500.00	5/17/2025	$45

Total Purchased Option		$3,367			$45
WRITTEN OPTION — 0.0%
Put Options
S&P 500 Index	(6)	$(3,367)	5,250.00	05/17/2025	$(18)

Total Written Option		$(3,367)			$(18)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation (Thousands)
Barclays PLC	04/17/25	EUR	103	USD	109	$(3)
Barclays PLC	06/12/25	CAD	187	USD	130	—
						$(3)

A list of the open over the counter swap agreements held by the Fund at March 31, 2025 is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
J.P. Morgan Chase	IBOX.HY	IBOXX USD LIQUID HY INDEX	3.6445%	Quarterly	09/20/2025	USD	500	$2	$3	$(1)
								$2	$3	$(1)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2025 is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.HY.44	5.00%	Quarterly	06/20/2030	$1,237	$(63)	$(74)	$11

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Strategy Alternative Fund (Continued)

Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.HY.44	5.00%	Quarterly	06/20/2030	$700	$(36)	$(40)	$4
CDX.HY.44	5.00%	Quarterly	06/20/2030	900	(46)	(47)	1
CDX.IG.44B	1.00%	Quarterly	06/20/2030	13,454	(242)	(261)	19
CDX.IG.44	1.00%	Quarterly	06/20/2030	3,699	(67)	(70)	3
					$(454)	$(492)	$38

Percentages are based on Net Assets of $240,321 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2025.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2025, the value of these securities amounted to $49,325 ($ Thousands), representing 20.5% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is in default on interest payment.
(D)

Security considered restricted, excluding 144A. The total market value of such securities as of March 31, 2025 was $2,939 ($ Thousands) and represented 1.2% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(E)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(F)	Perpetual security with no stated maturity date.
(G)	No interest rate available.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	59,546	1,096	60,642
Registered Investment Companies	50,736	–	–	50,736
Common Stock	48,666	458	1,234	50,358
Loan Participations	–	11,641	1,861	13,502
U.S. Treasury Obligations	–	9,799	–	9,799
Foreign Common Stock	3,747	–	130	3,877
Mortgage-Backed Securities	–	638	–	638
Convertible Bonds	–	608	23	631
Preferred Stock	–	–	590	590
Warrants	–	– ^	31	31
Rights	– ^	–	–	– ^
Cash Equivalents	20,629	1,527	–	22,156
Purchased Option	45	–	–	45
Total Investments in Securities	123,823	84,217	4,965	213,005
Securities Sold Short
Common Stock	(15,154)	–	–	(15,154)
Corporate Obligations	–	(7,160)	–	(7,160)
Foreign Common Stock	(2,492)	–	–	(2,492)
Registered Investment Companies	(2,109)	–	–	(2,109)
U.S. Treasury Obligation	–	(469)	–	(469)
Total Securities Sold Short	(19,755)	(7,629)	–	(27,384)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(18)	–	–	(18)
Forward Contracts*
Unrealized Depreciation	–	(3)	–	(3)
OTC Swap
Total Return Swap*
Unrealized Depreciation	–	(1)	–	(1)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	38	–	38
Total Other Financial Instruments	(18)	34	–	16

*	Forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^ This category includes other Financial Instruments with a value less than $500.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Strategy Alternative Fund (Concluded)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock and Foreign Common Stock	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Convertible Bond	Investments in Preferred Stock	Investments in Warrants
Balance as of October 1, 2024	$1,522	$969	$2,274	$105	$554	$43
Accrued discounts/premiums	–	4	(73)	–	–	–
Realized gain/(loss)	(54)	9	(821)	49	–	–
Change in unrealized appreciation/(depreciation)	(12)	(122)	1,153	(114)	1	(12)
Purchases	30	40	75	63	35	–
Sales	(252)	(9)	(817)	(80)	–	–
Net transfer into Level 3	130	205	105	–	–	–
Net transfer out of Level 3	–	–	(35)	–	–	–
Ending Balance as of March 31, 2025(1)	$1,364	$1,096	$1,861	$23	$590	$31
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(103)	$(39)	$41	$(83)	$1	$(12)

(1) Of the $4,965 ($ Thousands) in Level 3 securities as of March 31, 2025, $4,484 ($ Thousands) or 1.9% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

For the period ended March 31, 2025, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$20,100	$205,063	$(204,534)	$—	$—	$20,629	$486	$—

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Strategy Alternative Fund (Concluded)

A list of the restricted securities, excluding 144a, held by the Fund at March 31, 2025, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Mountain Province Diamonds	$223	12/14/2022	$219	$210
Northwest Acquisitions ULC	460	10/1/2019	419	–
RAD (Escrow Security)	495	9/4/2024	–	–
Rite Aid	211	9/4/2024	139	85
SWF Holdings I	80	5/28/2024	82	36
Common Stock
AVAYA	14,995	5/1/2023	224	88
Guitar Center	2,167	1/8/2021	275	240
Parker Drilling Co	158	3/26/2019	2	2
Rite Aid	381	9/4/2024	–	–
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	631	5/1/2023	587	497
LifeScan Global Corporation, Initial Term Loan, 1st Lien	1,168	6/19/2018	1,045	736
LifeScan Global Corporation, Initial Term Loan, 1st Lien	85	9/1/2021	83	8
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	77	7/8/2022	73	53
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	873	8/13/2021	774	607
Mountaineer Merger Corp., Initial Term Loan, 1st Lien	412	10/22/2021	349	330
Convertible Bonds
Rite Aid	38	9/4/2024	22	–
Tacora Restructure	12	9/19/2024	12	12
Preferred Stock
Guitar Center	39	1/8/2021	4	4
Warrants
Guitar Center	1,148	1/8/2021	52	28
Tacora Resources	3,403	9/19/2024	3	3
			$4,364	$2,939

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Liquid Alternative Fund

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	380	Sep-2026	$91,668	$91,746	$78
Japanese Yen	19	Jun-2025	1,607	1,596	(11)
MSCI EAFE Index	476	Jun-2025	59,020	57,508	(1,512)
MSCI Emerging Markets	451	Jun-2025	25,584	25,048	(536)
NASDAQ 100 Index E-MINI	39	Jun-2025	15,469	15,163	(306)
Russell 2000 Index E-MINI	35	Jun-2025	3,618	3,547	(71)
S&P Mid Cap 400 Index E-MINI	26	Jun-2025	7,701	7,641	(60)
U.S. Dollar Index	1,073	Jun-2025	110,829	111,466	637
U.S. Long Treasury Bond	2	Jun-2025	233	235	2
			315,729	313,950	(1,779)
Short Contracts
AUD Currency	(156)	Jun-2025	$(9,823)	$(9,756)	$67
CAD Currency	(203)	Jun-2025	(14,207)	(14,175)	32
Euro FX	(66)	Jun-2025	(9,036)	(8,961)	75
S&P 500 Index E-MINI	(53)	Jun-2025	(15,268)	(14,981)	287
U.S. 10-Year Treasury Note	(187)	Jun-2025	(20,668)	(20,798)	(130)
U.S. Long Treasury Bond	(52)	Jun-2025	(6,078)	(6,099)	(21)
			(75,080)	(74,770)	310
			$240,649	$239,180	$(1,469)

Percentages are based on Net Assets of $189,105 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's other financial instruments carried at value ($ Thousands):

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,178	–	–	1,178
Unrealized Depreciation	(2,647)	–	–	(2,647)
Total Other Financial Instruments	(1,469)	–	–	(1,469)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 46.4%
U.S. Treasury Bills
4.401%, 06/05/2025^ (A)	$56,000	$55,576
4.291%, 06/12/2025^ (A)	2,456	2,435
4.276%, 08/14/2025^ (A)	5,206	5,125
4.270%, 07/17/2025^ (A)	10,000	9,876
4.270%, 08/28/2025^ (A)	3,658	3,596
4.260%, 06/26/2025 ^(A)	4,657	4,610
4.244%, 08/07/2025^ (A)	21,544	21,225
4.235%, 04/17/2025^ (A)	50,000	49,906
4.223%, 07/03/2025^ (A)	32,223	31,874
4.171%, 09/25/2025^ (A)	1,778	1,742
0.000%, 10/02/2025^ (B)	13,952	13,662
U.S. Treasury Inflation Indexed Bonds
2.125%, 01/15/2035	6,320	6,487
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	3,208	3,525
3.625%, 04/15/2028	2,793	2,993
3.375%, 04/15/2032	1,165	1,302
2.500%, 01/15/2029	2,542	2,656
2.375%, 01/15/2027	2,894	2,967
2.375%, 10/15/2028	18,620	19,398
2.125%, 04/15/2029	19,402	19,976
2.000%, 01/15/2026	2,638	2,664
1.875%, 07/15/2034	20,950	21,145
1.750%, 01/15/2028	2,732	2,777
1.750%, 01/15/2034	22,560	22,521
1.625%, 10/15/2027	7,300	7,419
1.625%, 10/15/2029	16,802	17,039
1.375%, 07/15/2033	21,116	20,596
1.250%, 04/15/2028	7,206	7,208
1.125%, 01/15/2033	22,307	21,369
0.875%, 01/15/2029	4,958	4,881
0.750%, 07/15/2028	5,734	5,667
0.625%, 01/15/2026	5,510	5,506
0.625%, 07/15/2032	22,538	21,038
0.500%, 01/15/2028	6,611	6,493
0.375%, 01/15/2027	5,852	5,791
0.375%, 07/15/2027	6,470	6,396
0.250%, 07/15/2029	5,856	5,608
0.125%, 04/15/2026	5,145	5,109
0.125%, 07/15/2026	6,308	6,279
0.125%, 10/15/2026	7,124	7,067
0.125%, 04/15/2027	7,279	7,146
0.125%, 01/15/2030	6,598	6,207
0.125%, 07/15/2030	7,274	6,813
0.125%, 01/15/2031	21,217	19,594
0.125%, 07/15/2031	22,060	20,255
0.125%, 01/15/2032	23,697	21,445

Total U.S. Treasury Obligations
(Cost $537,648) ($ Thousands)		542,964

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT — 6.2%

French Republic Government Bond OAT
0.100%, 03/01/2029(C)	EUR	16,960	$17,969
0.100%, 07/25/2031(C)		8,530	8,804
0.100%, 03/01/2036(C)		7,980	7,439
0.100%, 07/25/2036(C)		10,399	9,730
United Kingdom Gilt Inflation Linked
1.250%, 11/22/2032	GBP	4,871	6,430
0.750%, 11/22/2033		5,577	7,006
0.750%, 03/22/2034		4,554	5,673
0.125%, 08/10/2031		1,868	2,322
0.125%, 11/22/2036		6,327	7,077

Total Sovereign Debt
(Cost $71,830) ($ Thousands)			72,450

		Number of Warrants
WARRANTS — 0.0%
Constellation Software Inc.‡‡(D)		100	–

Total Warrants
(Cost $—) ($ Thousands)			–

	Shares
FOREIGN COMMON STOCK — 0.0%

United Kingdom — 0.0%
Health Care — 0.0%
NMC Health PLC		12,179	—

Total Foreign Common Stock
(Cost $324) ($ Thousands)			—
		Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡		422	–
Total Rights
(Cost $—) ($ Thousands)			–

Total Investments in Securities — 52.6%
(Cost $609,802) ($ Thousands)			$615,414

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	563	Jun-2025	$39,889	$39,524	$17
Australian 3-Year Bond	155	Jun-2025	10,379	10,287	21
Brent Crude^	177	May-2025	12,504	13,093	589
Brent Crude^	112	Apr-2025	7,980	8,374	394
Canadian 10-Year Bond	600	Jun-2025	51,737	51,756	332
Coffee C^	48	May-2025	5,969	6,836	867
Corn^	86	May-2025	2,122	1,966	(156)
Cotton No. 2^	14	Jul-2025	469	476	7
Euro STOXX 50	222	Jun-2025	13,030	12,444	(515)
Euro-Bobl	835	Jun-2025	103,803	106,244	(433)
Euro-BTP	128	Jun-2025	16,030	16,249	(310)
Euro-Bund 10-Year Bond	869	Jun-2025	119,588	120,933	(1,887)
Euro-Buxl	139	Jun-2025	18,126	17,907	(524)
Euro-OAT	170	Jun-2025	22,253	22,529	(420)
Euro-Schatz	51	Jun-2025	5,900	5,893	8
Feeder Cattle^	3	May-2025	407	427	20
Feeder Cattle^	3	Aug-2025	433	434	1
FTSE 100 Index	102	Jun-2025	11,553	11,312	(175)
FTSE KLCI	3	Apr-2025	52	52	–
FTSE MIB Index	54	Jun-2025	11,417	10,889	(422)
FTSE Taiwan Index	37	Apr-2025	2,737	2,572	(165)
FTSE/JSE Top 40 Index	29	Jun-2025	1,308	1,295	(10)
Gasoline^	32	May-2025	2,899	3,065	166
Gold^	82	Jun-2025	24,226	25,832	1,606
Hang Seng Index	7	Apr-2025	1,062	1,041	(20)
IBEX	57	Apr-2025	8,246	8,077	(109)
IFSC Nifty50 Index	210	Apr-2025	9,985	9,814	(171)
Japanese 10-Year Bond	17	Jun-2025	15,851	15,733	38
KC HRW Wheat^	15	Jul-2025	452	427	(25)
Lean Hogs^	41	Jun-2025	1,553	1,562	9
Live Cattle^	54	Jun-2025	4,394	4,399	5
LME Copper^	79	Jun-2025	18,210	19,172	962
LME Lead^	9	Jun-2025	447	452	5
LME Primary Aluminum^	68	Jun-2025	4,420	4,302	(118)
LME Zinc^	51	Jun-2025	3,685	3,638	(47)
Long Gilt 10-Year Bond	633	Jun-2025	74,399	74,916	(846)
Low Sulphur Gasoil^	70	Jun-2025	4,502	4,738	236
Low Sulphur Gasoil^	1	May-2025	65	68	3
MSCI EAFE Index	660	Jun-2025	82,522	79,738	(2,784)
MSCI Emerging Markets	288	Jun-2025	16,472	15,996	(476)
Natural Gas^	21	Apr-2025	921	865	(56)
Natural Gas^	29	May-2025	1,189	1,234	45
NY Harbor ULSD^	33	May-2025	2,972	3,131	159
NYMEX Cocoa^	11	Jul-2025	886	868	(18)
OMX Stockholm 30	9	Apr-2025	235	222	(15)
Platinum^	5	Feb-2026	76	78	1
Russell 2000 Index E-MINI	178	Jun-2025	18,332	18,041	(291)
S&P 500 Index E-MINI	477	Jun-2025	136,754	134,830	(1,924)
S&P 500 Index E-MINI	507	Jun-2025	141,756	143,310	1,554
S&P Mid Cap 400 Index E-MINI	28	Jun-2025	8,178	8,228	50
S&P TSX 60 Index	105	Jun-2025	21,737	21,851	233
Silver^	6	Jul-2025	1,049	1,048	(1)
Silver^	20	May-2025	3,325	3,461	136
Soybean^	93	May-2025	4,852	4,719	(133)
Soybean Meal^	68	Jul-2025	2,089	2,036	(53)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Soybean Meal^	5	May-2025	$150	$146	$(4)
Soybean Oil^	75	May-2025	1,901	2,020	119
Sugar No. 11^	16	Jun-2025	347	334	(13)
Sugar No. 11^	241	Apr-2025	4,978	5,091	113
TOPIX Index	40	Jun-2025	7,212	7,121	(11)
U.S. 2-Year Treasury Note	70	Jun-2025	14,454	14,502	48
U.S. 5-Year Treasury Note	2,383	Jun-2025	255,780	257,736	1,956
U.S. 10-Year Treasury Note	1,966	Jun-2025	216,687	218,656	1,969
U.S. Long Treasury Bond	707	Jun-2025	82,333	82,918	585
U.S. Ultra Long Treasury Bond	142	Jun-2025	17,348	17,359	11
Wheat^	44	May-2025	1,258	1,182	(76)
WTI Crude Oil^	170	May-2025	11,283	12,062	779
			1,689,158	1,697,511	836
Short Contracts
CAC40 10 Euro Index	(31)	Apr-2025	$(2,700)	$(2,612)	$88
Canadian 10-Year Bond	(121)	Jun-2025	(10,446)	(10,437)	(26)
Copper^	(1)	May-2025	(127)	(126)	1
Cotton No. 2^	(1)	May-2025	(33)	(34)	(1)
DAX Index	(8)	Jun-2025	(4,892)	(4,834)	55
Gasoline^	(5)	Apr-2025	(459)	(481)	(22)
KC HRW Wheat^	(15)	May-2025	(443)	(418)	25
LME Nickel^	(6)	Jun-2025	(580)	(572)	8
Mexican Bolsa Index	(1)	Jun-2025	(26)	(26)	–
MSCI Singapore Index	(26)	Apr-2025	(770)	(754)	13
NY Harbor ULSD^	(19)	Apr-2025	(1,768)	(1,819)	(51)
NYMEX Cocoa^	(4)	May-2025	(336)	(320)	17
NYMEX Cocoa^	(2)	Jul-2025	(161)	(160)	1
SET 50	(32)	Jun-2025	(141)	(137)	4
SPI 200 Index	(70)	Jun-2025	(8,803)	(8,589)	36
WTI Crude Oil^	(52)	Apr-2025	(3,530)	(3,717)	(187)
			(35,215)	(35,036)	(39)
			$1,653,943	$1,662,475	$797

A list of the open forward foreign currency contracts held by the Fund at March 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	06/18/25	USD	87	PHP	5,000	$—
Citigroup	06/18/25	USD	279	COP	1,162,083	(4)
Citigroup	06/18/25	USD	334	SGD	443	(3)
Citigroup	06/18/25	USD	140	THB	4,750	1
Citigroup	06/18/25	USD	426	THB	14,250	(4)
Citigroup	06/18/25	USD	604	ILS	2,161	(23)
Citigroup	06/18/25	USD	212	CZK	5,057	7
Citigroup	06/18/25	USD	431	CZK	9,904	(2)
Citigroup	06/18/25	SGD	1,722	USD	1,293	6
Citigroup	06/18/25	SGD	462	USD	344	(1)
Citigroup	06/18/25	USD	2,453	TWD	80,000	(32)
Citigroup	06/18/25	USD	384	CLP	366,568	1
Citigroup	06/18/25	USD	2,269	CLP	2,136,553	(25)
Citigroup	06/18/25	ILS	2,708	USD	737	9
Citigroup	06/18/25	USD	3,514	GBP	2,730	8
Citigroup	06/18/25	USD	4,440	HUF	1,705,496	114
Citigroup	06/18/25	USD	161	HUF	60,000	(1)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	06/18/25	USD	4,262	PLN	16,917	$88
Citigroup	06/18/25	USD	584	PLN	2,256	(4)
Citigroup	06/18/25	USD	5,127	KRW	7,386,500	(92)
Citigroup	06/18/25	PLN	1,361	USD	351	1
Citigroup	06/18/25	PLN	5,945	USD	1,496	(33)
Citigroup	06/18/25	USD	9,585	ZAR	178,253	47
Citigroup	06/18/25	USD	718	ZAR	13,188	(6)
Citigroup	06/18/25	BRL	2	USD	–	—
Citigroup	06/18/25	BRL	11,087	USD	1,891	(12)
Citigroup	06/18/25	USD	2,672	CNH	19,366	8
Citigroup	06/18/25	USD	8,487	CNH	61,153	(23)
Citigroup	06/18/25	USD	7,348	MXN	152,652	37
Citigroup	06/18/25	USD	4,521	MXN	93,051	(20)
Citigroup	06/18/25	USD	12,509	BRL	73,773	158
Citigroup	06/18/25	USD	265	BRL	1,542	—
Citigroup	06/18/25	GBP	355	USD	458	1
Citigroup	06/18/25	GBP	13,381	USD	16,966	(301)
Citigroup	06/18/25	TWD	14,500	USD	439	—
Citigroup	06/18/25	USD	157	EUR	144	—
Citigroup	06/18/25	USD	15,302	EUR	14,071	(36)
Citigroup	06/18/25	CNH	14,086	USD	1,952	3
Citigroup	06/18/25	CNH	2,456	USD	339	(1)
Citigroup	06/18/25	USD	16,788	INR	1,471,292	329
Citigroup	06/18/25	PHP	3,750	USD	65	—
Citigroup	06/18/25	PHP	21,250	USD	367	(3)
Citigroup	06/18/25	THB	23,875	USD	713	5
Citigroup	06/18/25	THB	7,125	USD	210	(1)
Citigroup	06/18/25	ZAR	28,750	USD	1,563	10
Citigroup	06/18/25	ZAR	3,687	USD	199	—
Citigroup	06/18/25	CZK	8,188	USD	356	1
Citigroup	06/18/25	CZK	31,875	USD	1,352	(29)
Citigroup	06/18/25	MXN	49,469	USD	2,403	10
Citigroup	06/18/25	MXN	10,406	USD	501	(3)
Citigroup	06/18/25	INR	65,000	USD	743	(13)
Citigroup	06/18/25	EUR	672	USD	732	4
Citigroup	06/18/25	EUR	65,181	USD	69,068	(1,652)
Citigroup	06/18/25	COP	166,250	USD	39	—
Citigroup	06/18/25	COP	83,750	USD	20	—
Citigroup	06/18/25	CLP	450,000	USD	486	14
Citigroup	06/18/25	CLP	100,000	USD	105	—
Citigroup	06/18/25	HUF	640,000	USD	1,723	14
Citigroup	06/18/25	KRW	1,100,000	USD	763	13
Citigroup	06/18/25	IDR	1,761,111	USD	107	2
Goldman Sachs	04/10/25	USD	4,160	PLN	16,077	(15)
Goldman Sachs	04/10/25	CHF	11,047	USD	12,480	(22)
Goldman Sachs	04/10/25	EUR	11,575	USD	12,480	(29)
Goldman Sachs	04/10/25	USD	12,480	ZAR	230,085	21
Goldman Sachs	04/10/25	USD	12,480	PHP	714,072	(8)
Goldman Sachs	04/10/25	USD	12,480	BRL	73,523	333
Goldman Sachs	04/10/25	USD	12,480	IDR	203,338,707	(230)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	04/10/25	USD	12,480	HUF	4,624,444	$(91)
Goldman Sachs	04/10/25	USD	12,480	COP	51,740,559	(153)
Goldman Sachs	04/10/25	USD	12,480	MXN	255,841	9
Goldman Sachs	04/10/25	CAD	17,941	USD	12,480	8
Goldman Sachs	04/10/25	AUD	19,785	USD	12,480	151
Goldman Sachs	04/10/25	NZD	21,887	USD	12,480	83
Goldman Sachs	04/10/25	CNH	30,049	USD	4,160	21
Goldman Sachs	04/10/25	ILS	45,132	USD	12,480	366
Goldman Sachs	04/10/25	SEK	127,682	USD	12,480	(240)
Goldman Sachs	04/10/25	JPY	1,851,298	USD	12,480	86
Goldman Sachs	04/11/25	USD	12,480	INR	1,087,320	229
JPMorgan Chase Bank	06/18/25	USD	87	PHP	5,000	—
JPMorgan Chase Bank	06/18/25	USD	279	COP	1,162,083	(4)
JPMorgan Chase Bank	06/18/25	USD	334	SGD	443	(3)
JPMorgan Chase Bank	06/18/25	USD	140	THB	4,750	1
JPMorgan Chase Bank	06/18/25	USD	426	THB	14,250	(4)
JPMorgan Chase Bank	06/18/25	USD	604	ILS	2,161	(23)
JPMorgan Chase Bank	06/18/25	USD	212	CZK	5,057	7
JPMorgan Chase Bank	06/18/25	USD	431	CZK	9,904	(2)
JPMorgan Chase Bank	06/18/25	SGD	1,722	USD	1,293	6
JPMorgan Chase Bank	06/18/25	SGD	462	USD	344	(1)
JPMorgan Chase Bank	06/18/25	USD	2,453	TWD	80,000	(32)
JPMorgan Chase Bank	06/18/25	USD	384	CLP	366,568	1
JPMorgan Chase Bank	06/18/25	USD	2,269	CLP	2,136,553	(25)
JPMorgan Chase Bank	06/18/25	ILS	2,708	USD	737	9
JPMorgan Chase Bank	06/18/25	USD	3,514	GBP	2,730	8
JPMorgan Chase Bank	06/18/25	USD	4,440	HUF	1,705,496	114
JPMorgan Chase Bank	06/18/25	USD	161	HUF	60,000	(1)
JPMorgan Chase Bank	06/18/25	USD	4,262	PLN	16,918	88
JPMorgan Chase Bank	06/18/25	USD	584	PLN	2,256	(4)
JPMorgan Chase Bank	06/18/25	USD	5,127	KRW	7,386,500	(92)
JPMorgan Chase Bank	06/18/25	PLN	1,361	USD	351	1
JPMorgan Chase Bank	06/18/25	PLN	5,945	USD	1,496	(33)
JPMorgan Chase Bank	06/18/25	USD	9,585	ZAR	178,253	47
JPMorgan Chase Bank	06/18/25	USD	718	ZAR	13,188	(6)
JPMorgan Chase Bank	06/18/25	BRL	2	USD	–	—
JPMorgan Chase Bank	06/18/25	BRL	11,087	USD	1,891	(12)
JPMorgan Chase Bank	06/18/25	USD	2,672	CNH	19,366	8
JPMorgan Chase Bank	06/18/25	USD	8,487	CNH	61,153	(23)
JPMorgan Chase Bank	06/18/25	USD	7,348	MXN	152,652	37
JPMorgan Chase Bank	06/18/25	USD	4,521	MXN	93,051	(20)
JPMorgan Chase Bank	06/18/25	USD	12,509	BRL	73,773	158
JPMorgan Chase Bank	06/18/25	USD	265	BRL	1,542	—
JPMorgan Chase Bank	06/18/25	GBP	355	USD	458	1
JPMorgan Chase Bank	06/18/25	GBP	13,381	USD	16,966	(301)
JPMorgan Chase Bank	06/18/25	TWD	14,500	USD	439	—
JPMorgan Chase Bank	06/18/25	USD	157	EUR	145	—
JPMorgan Chase Bank	06/18/25	USD	15,302	EUR	14,071	(36)
JPMorgan Chase Bank	06/18/25	CNH	14,086	USD	1,952	3
JPMorgan Chase Bank	06/18/25	CNH	2,456	USD	339	(1)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Accumulation Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	06/18/25	USD	16,788	INR	1,471,292	$329
JPMorgan Chase Bank	06/18/25	PHP	3,750	USD	65	—
JPMorgan Chase Bank	06/18/25	PHP	21,250	USD	367	(3)
JPMorgan Chase Bank	06/18/25	THB	23,875	USD	713	5
JPMorgan Chase Bank	06/18/25	THB	7,125	USD	210	(1)
JPMorgan Chase Bank	06/18/25	ZAR	28,750	USD	1,563	10
JPMorgan Chase Bank	06/18/25	ZAR	3,688	USD	199	—
JPMorgan Chase Bank	06/18/25	CZK	8,188	USD	356	1
JPMorgan Chase Bank	06/18/25	CZK	31,875	USD	1,352	(29)
JPMorgan Chase Bank	06/18/25	MXN	49,469	USD	2,403	10
JPMorgan Chase Bank	06/18/25	MXN	10,406	USD	501	(3)
JPMorgan Chase Bank	06/18/25	INR	65,000	USD	743	(13)
JPMorgan Chase Bank	06/18/25	EUR	672	USD	732	4
JPMorgan Chase Bank	06/18/25	EUR	65,181	USD	69,068	(1,652)
JPMorgan Chase Bank	06/18/25	COP	166,250	USD	39	—
JPMorgan Chase Bank	06/18/25	COP	83,750	USD	20	—
JPMorgan Chase Bank	06/18/25	CLP	450,000	USD	486	14
JPMorgan Chase Bank	06/18/25	CLP	100,000	USD	105	—
JPMorgan Chase Bank	06/18/25	HUF	640,000	USD	1,723	14
JPMorgan Chase Bank	06/18/25	KRW	1,100,000	USD	763	13
JPMorgan Chase Bank	06/18/25	IDR	1,761,111	USD	107	2
						$(2,347)

A list of the open OTC swap agreements held by the Fund at March 31, 2025 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase	BOVESPA FUT APR25	Negative Price Return	Positive Price Return	At Maturity	04/19/2025	BRL	$2,016	$2,035	$–	$19
Bank of America	TAIEX FUTURES SWAP APRL25	Negative Price Return	Positive Price Return	At Maturity	04/19/2025	TWD	8,423	7,880	–	(544)
JPMorgan Chase	AEX INDEX FUT APR25	Negative Price Return	Positive Price Return	At Maturity	04/20/2025	EUR	(3,613)	(3,499)	–	114
Goldman Sachs	Bloomberg Commodity Index	3 MONTH TREASURY BILL RATE + 7.5 BPS	Index Return	Annual	05/01/2025	USD	(99,803)	–	–	–
Goldman Sachs	Bloomberg Commodity Index	3 MONTH TREASURY BILL RATE + 7.5 BPS	Index Return	Annual	05/01/2025	USD	(99,615)	–	–	–
JPMorgan Chase	HSHARES IDX FUT APR25	Negative Price Return	Positive Price Return	At Maturity	05/02/2025	HKD	20,148	19,819	–	(330)
JPMorgan Chase	KOSPI IND FUT JUN25	Negative Price Return	Positive Price Return	At Maturity	06/15/2025	KRW	7,868	7,651	–	(217)
Citigroup	MSCI INTERNATIONAL NETHERLANDS Index	Asset Return	ESTRON Index	Monthly	06/18/2025	EUR	2,575	95	–	95
Citigroup	MSCI INTERNATIONAL SPAIN Index	ESTRON Index	Asset Return	Monthly	06/18/2025	EUR	(1,391)	21	–	21
Citigroup	MSCI INTERNATIONAL HONG KONG Index	HIHD01M Index	Asset Return	Monthly	06/18/2025	HKD	(20,289)	(112)	–	(112)
Bank of America	TEL AVIV 35 Index	Asset Return	TELBOR01 Index	Monthly	06/18/2025	ILS	533	5	–	5
Citigroup	MSCI INTERNATIONAL MEXICO Index	Asset Return	MXIBTIEF Index	Monthly	06/18/2025	MXN	1,998	1	–	1
Citigroup	MSCI THAILAND NET Index	Asset Return	NDEUTHF Index	Monthly	06/18/2025	USD	924	(11)	–	(11)
Citigroup	MSCI INTERNATIONAL SOUTH AFRICA Index	Asset Return	JIBA1M Index	Monthly	06/18/2025	ZAR	32,564	(68)	–	(68)
Citigroup	MSCI INTERNATIONAL BRAZIL NET Index	BZDIOVRA Index	Asset Return	Monthly	06/18/2025	BRL	(7,229)	36	–	36
Citigroup	MSCI INTERNATIONAL FRANCE Index	Asset Return	ESTRON Index	Monthly	06/18/2025	EUR	728	24	–	24
Citigroup	MSCI INTERNATIONAL SINGAPORE Index	Asset Return	SIBCSORA Index	Monthly	06/18/2025	SGD	195	(5)	–	(5)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Accumulation Fund (Concluded)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	SWISS FUT JUN25	Negative Price Return	Positive Price Return	At Maturity	06/23/2025	CHF	$8,621	$8,319	$–	$(300)
Bank of America	WIG 20 INDEX FUTURE SWAP	Negative Price Return	Positive Price Return	At Maturity	06/23/2025	PLN	(87)	(83)	–	3
								$42,108	$–	$(1,269)

Percentages are based on Net Assets of $1,169,945 ($ Thousands).
^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2025.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Zero coupon security.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2025, the value of these securities amounted to $43,942 ($ Thousands), representing 3.8% of the Net Assets of the Fund.

(D)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)		Total ($)
U.S. Treasury Obligations	–		542,964	–		542,964
Sovereign Debt	–		72,450	–		72,450
Warrant	–		–	–	^	–	^
Foreign Common Stock	–	^	–	–		–	^
Rights	–	^	–	–		–	^
Total Investments in Securities	–	^	615,414	–	^	615,414

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	13,292	–	–	13,292
Unrealized Depreciation	(12,495)	–	–	(12,495)
Forward Contracts*
Unrealized Appreciation	–	3,089	–	3,089
Unrealized Depreciation	–	(5,436)	–	(5,436)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	318	–	318
Unrealized Depreciation	–	(1,587)	–	(1,587)
Total Other Financial Instruments	797	(3,616)	–	(2,819)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^ This category includes securities with a value less than $500.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 40.7%
Communication Services — 2.7%
Altice France
5.500%, 10/15/2029 (A)	$289	$229
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	322	241
AMC Networks
10.250%, 01/15/2029 (A)	190	197
ANGI Group
3.875%, 08/15/2028 (A)	507	460
AT&T
3.500%, 06/01/2041	330	255
2.750%, 06/01/2031	355	315
2.550%, 12/01/2033	1,338	1,097
CCO Holdings
4.750%, 03/01/2030 (A)	530	492
4.750%, 02/01/2032 (A)	1,140	1,012
Charter Communications Operating
4.908%, 07/23/2025	690	690
3.750%, 02/15/2028	610	591
Cinemark USA
7.000%, 08/01/2032 (A)	205	207
5.250%, 07/15/2028 (A)	364	353
Clear Channel Outdoor Holdings
7.875%, 04/01/2030 (A)	793	778
5.125%, 08/15/2027 (A)	290	280
DISH DBS
5.750%, 12/01/2028 (A)	28	24
5.250%, 12/01/2026 (A)	465	427
5.125%, 06/01/2029	215	140
EchoStar
10.750%, 11/30/2029	430	452
6.750%cash/0% PIK, 11/30/2030	180	163
Hughes Satellite Systems
6.625%, 08/01/2026	230	190
iHeartCommunications
10.875%, 05/01/2030	472	233
9.125%, 05/01/2029	67	53
IHS Holding
8.250%, 11/29/2031 (A)	1,170	1,162
6.250%, 11/29/2028 (A)	350	338
Iliad Holding SASU
7.000%, 04/15/2032 (A)	325	325
Millicom International Cellular
6.250%, 03/25/2029 (A)	297	296
4.500%, 04/27/2031 (A)	219	194
Sinclair Television Group
5.125%, 02/15/2027 (A)	100	94
Sirius XM Radio
4.000%, 07/15/2028 (A)	805	751
Snap
6.875%, 03/01/2033 (A)	185	185
T-Mobile USA
4.500%, 04/15/2050	1,416	1,178

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Turk Telekomunikasyon
7.375%, 05/20/2029 (A)		$300	$302
Windstream Services
8.250%, 10/01/2031 (A)		225	229
Ziff Davis
4.625%, 10/15/2030 (A)		220	199

			14,132

Consumer Discretionary — 4.1%
Asbury Automotive Group
5.000%, 02/15/2032 (A)		195	177
4.625%, 11/15/2029 (A)		360	337
Caesars Entertainment
6.000%, 10/15/2032 (A)		260	243
4.625%, 10/15/2029 (A)		552	507
CalAtlantic Group
5.250%, 06/01/2026		330	323
Carnival
6.125%, 02/15/2033 (A)		455	448
5.750%, 03/15/2030 (A)		570	568
Champ Acquisition
8.375%, 12/01/2031 (A)		970	1,002
Cirsa Finance International Sarl
6.500%, 03/15/2029 (A)	EUR	131	147
Clarios Global
6.750%, 02/15/2030 (A)		$665	671
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)		618	637
CSC Holdings
5.750%, 01/15/2030 (A)		250	132
3.375%, 02/15/2031 (A)		225	161
DirecTV Financing
5.875%, 08/15/2027 (A)		905	877
DISH Network
11.750%, 11/15/2027 (A)		530	558
Ford Motor Credit
5.850%, 05/17/2027		343	345
Foundation Building Materials
6.000%, 03/01/2029 (A)		625	510
GCI
4.750%, 10/15/2028 (A)		1,110	1,023
General Motors
5.950%, 04/01/2049		36	33
General Motors Financial
5.650%, 01/17/2029		165	168
Genting New York
7.250%, 10/01/2029 (A)		860	876
Global Auto Holdings
8.750%, 01/15/2032 (A)		260	219
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)		710	665
Hyundai Capital America
6.200%, 09/21/2030 (A)		735	769

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LCM Investments Holdings II
4.875%, 05/01/2029 (A)		$845	$793
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)		740	565
Match Group Holdings II
5.625%, 02/15/2029 (A)		155	152
3.625%, 10/01/2031 (A)		115	99
McClatchy
11.000%, 07/15/2027 (A)		242	249
Melco Resorts Finance
7.625%, 04/17/2032 (A)		525	523
MercadoLibre
3.125%, 01/14/2031		240	213
NCL
6.750%, 02/01/2032 (A)		495	489
Newell Brands
6.625%, 05/15/2032		180	175
6.375%, 09/15/2027		70	70
6.375%, 05/15/2030		115	112
Phinia
6.750%, 04/15/2029 (A)		250	253
6.625%, 10/15/2032 (A)		180	177
Rakuten Group
8.125%, H15T5Y + 4.250%(A)(B)(C)		270	267
Rivers Enterprise Borrower
6.625%, 02/01/2033 (A)		597	587
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)		325	328
6.000%, 02/01/2033 (A)		250	250
5.625%, 09/30/2031 (A)		500	491
Sands China
5.400%, 08/08/2028		240	240
3.250%, 08/08/2031		200	173
2.850%, 03/08/2029		200	181
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)		622	589
TUI Cruises GmbH
6.500%, 05/15/2026 (A)	EUR	66	72
Viking Cruises
9.125%, 07/15/2031 (A)		$370	395
VOC Escrow
5.000%, 02/15/2028 (A)		250	244
VZ Secured Financing BV
5.000%, 01/15/2032 (A)		485	421
Wand NewCo 3
7.625%, 01/30/2032 (A)		1,095	1,121
WW International
4.500%, 04/15/2029 (A)		260	65
Wynn Resorts Finance
7.125%, 02/15/2031 (A)		70	72
Yum! Brands
4.750%, 01/15/2030 (A)		79	76

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ZF North America Capital
7.125%, 04/14/2030 (A)	$280	$269
6.875%, 04/23/2032 (A)	310	288

		21,395

Consumer Staples — 1.4%
Chobani Holdco II
8.750%cash/0% PIK, 10/01/2029 (A)	105	114
Constellation Brands
3.150%, 08/01/2029	560	523
Fiesta Purchaser
9.625%, 09/15/2032 (A)	469	482
Kraft Heinz Foods
4.375%, 06/01/2046	1,561	1,276
Kronos Acquisition Holdings
8.250%, 06/30/2031 (A)	240	213
Mars
5.200%, 03/01/2035 (A)	925	930
5.000%, 03/01/2032 (A)	675	678
4.800%, 03/01/2030 (A)	775	779
Opal Bidco SAS
6.500%, 03/31/2032 (A)	885	885
Post Holdings
6.375%, 03/01/2033 (A)	730	718
Simmons Foods
4.625%, 03/01/2029 (A)	90	83
United Natural Foods
6.750%, 10/15/2028 (A)	420	415

		7,096

Energy — 6.0%
Aethon United BR
7.500%, 10/01/2029 (A)	185	188
Archrock Partners
6.625%, 09/01/2032 (A)	340	341
Aris Water Holdings
7.250%, 04/01/2030 (A)	365	369
Blue Racer Midstream
7.250%, 07/15/2032 (A)	320	331
Buckeye Partners
6.875%, 07/01/2029 (A)	430	437
6.750%, 02/01/2030 (A)	205	208
Chord Energy
6.750%, 03/15/2033 (A)	455	453
Civitas Resources
8.375%, 07/01/2028 (A)	245	253
CNX Midstream Partners
4.750%, 04/15/2030 (A)	300	279
CNX Resources
7.250%, 03/01/2032 (A)	435	442
Columbia Pipelines Operating
6.036%, 11/15/2033 (A)	595	614

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CQP Holdco
5.500%, 06/15/2031 (A)	$689	$661
Crescent Energy Finance
7.625%, 04/01/2032 (A)	60	59
7.375%, 01/15/2033 (A)	705	680
Delek Logistics Partners
8.625%, 03/15/2029 (A)	285	295
Ecopetrol
8.375%, 01/19/2036	340	331
6.875%, 04/29/2030	810	805
Energy Transfer
7.125%, H15T5Y + 5.306%(B)(C)	50	51
EQM Midstream Partners
7.500%, 06/01/2030 (A)	160	173
Expand Energy
4.750%, 02/01/2032	865	818
Genesis Energy
7.875%, 05/15/2032	495	499
7.750%, 02/01/2028	325	328
Global Partners
6.875%, 01/15/2029	380	379
Hilcorp Energy I
8.375%, 11/01/2033 (A)	300	307
Howard Midstream Energy Partners
8.875%, 07/15/2028 (A)	430	449
7.375%, 07/15/2032 (A)	415	425
Kinetik Holdings
6.625%, 12/15/2028 (A)	160	163
5.875%, 06/15/2030 (A)	545	539
Kodiak Gas Services
7.250%, 02/15/2029 (A)	618	630
Marathon Petroleum
3.800%, 04/01/2028	305	298
Matador Resources
6.875%, 04/15/2028 (A)	540	547
6.500%, 04/15/2032 (A)	260	257
6.250%, 04/15/2033 (A)	378	369
MPLX
4.800%, 02/15/2029	230	230
Murphy Oil
6.000%, 10/01/2032	276	266
Nabors Industries
7.375%, 05/15/2027 (A)	353	348
Noble Finance II
8.000%, 04/15/2030 (A)	900	899
Northern Oil & Gas
8.125%, 03/01/2028 (A)	250	251
NuStar Logistics
6.375%, 10/01/2030	475	480
Occidental Petroleum
7.950%, 06/15/2039	600	685
7.150%, 05/15/2028	190	201
6.625%, 09/01/2030	650	683

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.400%, 08/15/2049	$20	$14
ONEOK
6.350%, 01/15/2031	305	324
Pan American Energy
8.500%, 04/30/2032 (A)	350	376
Permian Resources Operating
9.875%, 07/15/2031 (A)	316	346
7.000%, 01/15/2032 (A)	200	205
6.250%, 02/01/2033 (A)	285	284
Petroleos de Venezuela
6.000%, 05/16/2024 (D)	3,790	517
6.000%, 11/15/2026 (D)	1,110	152
5.500%, 04/12/2037 (D)	130	18
5.375%, 04/12/2027 (D)	2,570	349
Petroleos Mexicanos
7.690%, 01/23/2050	406	305
6.950%, 01/28/2060	207	141
6.490%, 01/23/2027	73	71
5.350%, 02/12/2028	180	167
4.500%, 01/23/2026	40	39
Petroleos Mexicanos MTN
6.750%, 09/21/2047	16	11
Plains All American Pipeline
8.695%, TSFR3M + 4.372%(B)(C)	560	559
Prairie Acquiror
9.000%, 08/01/2029 (A)	665	677
Puma International Financing
7.750%, 04/25/2029 (A)	350	353
Range Resources
8.250%, 01/15/2029	50	51
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	90	91
6.875%, 04/15/2040 (A)	60	58
6.750%, 03/15/2033 (A)	350	356
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	506	521
SM Energy
7.000%, 08/01/2032 (A)	290	285
6.750%, 08/01/2029 (A)	180	177
Summit Midstream Holdings
8.625%, 10/31/2029 (A)	825	842
Sunoco
7.250%, 05/01/2032 (A)	230	238
6.250%, 07/01/2033 (A)	305	305
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	365	367
6.000%, 12/31/2030 (A)	165	156
TechnipFMC
6.500%, 02/01/2026 (A)	740	738
TransMontaigne Partners
8.500%, 06/15/2030 (A)	1,025	1,031
Transocean
8.750%, 02/15/2030 (A)	56	58

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.500%, 05/15/2031 (A)	$120	$117
8.250%, 05/15/2029 (A)	120	117
Transocean Poseidon
6.875%, 02/01/2027 (A)	186	185
Transocean Titan Financing
8.375%, 02/01/2028 (A)	172	176
USA Compression Partners
7.125%, 03/15/2029 (A)	440	448
Venture Global Calcasieu Pass
6.250%, 01/15/2030 (A)	400	406
4.125%, 08/15/2031 (A)	200	182
Venture Global LNG
9.875%, 02/01/2032 (A)	220	234
8.125%, 06/01/2028 (A)	750	766
7.000%, 01/15/2030 (A)	400	394
Wildfire Intermediate Holdings
7.500%, 10/15/2029 (A)	185	180
YPF
8.250%, 01/17/2034 (A)	780	771

		31,179

Financials — 11.8%
Acrisure
8.250%, 02/01/2029 (A)	180	185
6.000%, 08/01/2029 (A)	645	618
4.250%, 02/15/2029 (A)	430	402
AG Issuer
6.250%, 03/01/2028 (A)	786	773
AG TTMT Escrow Issuer
8.625%, 09/30/2027 (A)	90	92
Alliant Holdings Intermediate
7.375%, 10/01/2032 (A)	435	437
6.750%, 10/15/2027 (A)	420	418
Ally Financial
4.700%, H15T7Y + 3.481%(B)(C)	1,235	1,062
American International Group
3.400%, 06/30/2030	215	201
APH Somerset Investor 2
7.875%, 11/01/2029 (A)	765	754
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	1,671	1,701
Aviation Capital Group
1.950%, 01/30/2026 (A)	330	322
Avolon Holdings Funding
4.250%, 04/15/2026 (A)	90	90
B3 - Brasil Bolsa Balcao
4.125%, 09/20/2031 (A)	300	273
Banco do Brasil
8.748%, H15T10Y + 4.398%(B)(C)	349	356
Banco Mercantil del Norte
8.750%, H15T10Y + 4.299%(A)(B)(C)	1,150	1,142
7.500%, H15T10Y + 5.470%(A)(B)(C)	570	560
5.875%, H15T5Y + 4.643%(A)(B)(C)	1,340	1,290

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco Santander
6.921%, 08/08/2033		$600	$637
4.250%, 04/11/2027		200	198
3.306%, 06/27/2029		400	378
2.746%, 05/28/2025		600	598
Bank of America
5.202%, SOFRRATE + 1.630%, 04/25/2029 (B)		995	1,011
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)		1,975	1,914
Bank of America MTN
5.015%, SOFRRATE + 2.160%, 07/22/2033 (B)		525	523
3.824%, TSFR3M + 1.837%, 01/20/2028 (B)		1,425	1,407
Bank of New York Mellon MTN
4.596%, SOFRRATE + 1.755%, 07/26/2030 (B)		75	75
Barclays
8.000%, H15T5Y + 5.431%(B)(C)		930	959
2.852%, SOFRRATE + 2.714%, 05/07/2026 (B)		725	723
Belron UK Finance
5.750%, 10/15/2029 (A)		215	214
BNP Paribas
7.750%, H15T5Y + 4.899%(A)(B)(C)		270	278
BPCE
4.625%, 09/12/2028 (A)		250	248
2.277%, SOFRRATE + 1.312%, 01/20/2032 (A)(B)		375	317
BroadStreet Partners
5.875%, 04/15/2029 (A)		840	807
Citigroup
4.910%, SOFRRATE + 2.086%, 05/24/2033 (B)		535	525
4.125%, 07/25/2028		1,360	1,338
4.000%, H15T5Y + 3.597%(B)(C)		250	246
Cooperatieve Rabobank UA
4.625%, EUSA5 + 4.098%(B)(C)	EUR	800	867
Credit Acceptance
6.625%, 03/15/2030 (A)		$405	399
Credit Agricole
8.125%, USSW5 + 6.185%(A)(B)(C)		300	305
Deutsche Bank
6.000%, H15T5Y + 4.524%(B)(C)		200	198
Fidus Re
6.743%, T-BILL 1MO + 2.500%, 01/08/2037 (A)(B)		900	900
First Horizon National
4.000%, 05/26/2025		585	584
Focus Financial Partners
6.750%, 09/15/2031 (A)		977	964

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Freedom Mortgage
6.625%, 01/15/2027 (A)	$710	$706
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	240	244
Howden UK Refinance
8.125%, 02/15/2032 (A)	780	788
HSBC Holdings
4.950%, 03/31/2030	226	227
1.645%, SOFRRATE + 1.538%, 04/18/2026 (B)	1,000	998
HUB International
7.375%, 01/31/2032 (A)	300	305
Intercontinental Exchange
2.100%, 06/15/2030	750	663
Intesa Sanpaolo
7.800%, 11/28/2053 (A)	530	614
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	330	331
Itau Unibanco Holding
7.562%, H15T5Y + 3.222%(A)(B)(C)	720	726
Jane Street Group
7.125%, 04/30/2031 (A)	310	319
6.125%, 11/01/2032 (A)	620	610
JPMorgan Chase
6.500%, H15T5Y + 2.152%(B)(C)	1,120	1,146
4.912%, SOFRRATE + 2.080%, 07/25/2033 (B)	530	526
4.323%, SOFRRATE + 1.560%, 04/26/2028 (B)	1,870	1,861
2.956%, TSFR3M + 2.515%, 05/13/2031 (B)	230	209
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	350	359
M&T Bank
5.053%, SOFRRATE + 1.850%, 01/27/2034 (B)	495	478
Mcclatchy Media
8.000%, 03/01/2028 (A)	1,154	1,168
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	1,195	1,152
Morgan Stanley
4.210%, SOFRRATE + 1.610%, 04/20/2028 (B)	1,820	1,807
Morgan Stanley MTN
5.164%, SOFRRATE + 1.590%, 04/20/2029 (B)	815	826
4.889%, SOFRRATE + 2.076%, 07/20/2033 (B)	525	517
3.950%, 04/23/2027	565	559
1.794%, SOFRRATE + 1.034%, 02/13/2032 (B)	585	490
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)	185	184

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Building Society
3.960%, US0003M + 1.855%, 07/18/2030 (A)(B)		$450	$433
NatWest Group
4.500%, GUKG5 + 3.992%(B)(C)	GBP	760	895
Navient
9.375%, 07/25/2030		$420	448
5.500%, 03/15/2029		329	311
OneMain Finance
6.625%, 05/15/2029		425	426
Oxford Finance
6.375%, 02/01/2027 (A)		330	326
PNC Financial Services Group
6.200%, H15T5Y + 3.238%(B)(C)		1,260	1,278
Rocket Mortgage
3.625%, 03/01/2029 (A)		360	332
Ryan Specialty
5.875%, 08/01/2032 (A)		330	326
Starwood Property Trust
7.250%, 04/01/2029 (A)		160	164
6.500%, 07/01/2030 (A)		530	530
State Street
6.700%, H15T5Y + 2.613%(B)(C)		100	103
StoneX Group
7.875%, 03/01/2031 (A)		445	465
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (B)		200	207
Truist Financial
6.669%, H15T5Y + 3.003%(B)(C)		1,025	1,021
UBS Group
9.250%, H15T5Y + 4.745%(A)(B)(C)		480	521
7.750%, USISSO05 + 4.160%(A)(B)(C)		270	281
4.550%, 04/17/2026		802	803
3.875%, H15T5Y + 3.098%(A)(B)(C)		1,232	1,194
3.869%, US0003M + 1.410%, 01/12/2029 (A)(B)		600	586
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(B)		340	291
United Wholesale Mortgage
5.500%, 04/15/2029 (A)		451	435
USI
7.500%, 01/15/2032 (A)		230	235
VFH Parent
7.500%, 06/15/2031 (A)		285	293
Walker & Dunlop
6.625%, 04/01/2033 (A)		265	264
Wells Fargo
7.625%, H15T5Y + 3.606%(B)(C)		500	534
6.850%, H15T5Y + 2.767%(B)(C)		425	441
5.875%(B)(C)		495	494

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
4.897%, SOFRRATE + 2.100%, 07/25/2033 (B)		$1,155	$1,138
4.100%, 06/03/2026		1,475	1,466
Yapi ve Kredi Bankasi
9.250%, H15T5Y + 5.278%, 01/17/2034 (A)(B)		340	349

			61,692

Health Care — 2.6%
1261229 BC
10.000%, 04/15/2032 (A)		310	308
AdaptHealth
6.125%, 08/01/2028 (A)		475	465
5.125%, 03/01/2030 (A)		265	242
4.625%, 08/01/2029 (A)		205	186
Amgen
5.250%, 03/02/2033		840	852
AthenaHealth Group
6.500%, 02/15/2030 (A)		865	811
Bausch Health
5.000%, 01/30/2028 (A)		120	88
Bayer US Finance II
4.375%, 12/15/2028 (A)		300	292
4.250%, 12/15/2025 (A)		500	498
Becton Dickinson
2.823%, 05/20/2030		585	534
CAB SELAS
3.375%, 02/01/2028 (A)	EUR	325	330
CVS Health
4.300%, 03/25/2028		$890	879
3.750%, 04/01/2030		550	519
DaVita
3.750%, 02/15/2031 (A)		759	661
LifePoint Health
9.875%, 08/15/2030 (A)		310	327
5.375%, 01/15/2029 (A)		520	456
Medline Borrower
6.250%, 04/01/2029 (A)		120	121
5.250%, 10/01/2029 (A)		610	585
3.875%, 04/01/2029 (A)		450	421
Molina Healthcare
6.250%, 01/15/2033 (A)		600	590
Perrigo Finance Unlimited
6.125%, 09/30/2032		165	162
Prime Healthcare Services
9.375%, 09/01/2029 (A)		310	292
Select Medical
6.250%, 12/01/2032 (A)		825	804
Sotera Health Holdings
7.375%, 06/01/2031 (A)		300	305

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Team Health Holdings
13.500%cash/0% PIK, 06/30/2028 (A)		$542	$584
Tenet Healthcare
6.125%, 06/15/2030		311	310
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046		700	506
Verisure Holding
3.250%, 02/15/2027 (A)	EUR	375	400
Zoetis
2.000%, 05/15/2030		$1,030	906

			13,434

Industrials — 5.9%
Adani Ports & Special Economic Zone
4.000%, 07/30/2027		1,825	1,715
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)		520	367
4.000%, 08/11/2041 (A)		640	478
Air Lease MTN
3.750%, 06/01/2026		560	554
American Airlines
5.750%, 04/20/2029 (A)		511	500
American News
8.500%cash/0% PIK, 09/01/2026 (A)		1,183	1,319
Amsted Industries
6.375%, 03/15/2033 (A)		120	119
APi Group DE
4.125%, 07/15/2029 (A)		906	839
Arcosa
6.875%, 08/15/2032 (A)		120	121
4.375%, 04/15/2029 (A)		355	333
Axon Enterprise
6.250%, 03/15/2033 (A)		190	192
6.125%, 03/15/2030 (A)		185	187
BCPE Empire Holdings
7.625%, 05/01/2027 (A)		430	423
Boeing
5.805%, 05/01/2050		330	314
5.150%, 05/01/2030		140	141
3.450%, 11/01/2028		355	339
3.250%, 03/01/2028		395	377
Bombardier
7.000%, 06/01/2032 (A)		280	279
CoreCivic
4.750%, 10/15/2027		570	553
Dealer Tire
8.000%, 02/01/2028 (A)		1,136	1,107
DP World MTN
5.625%, 09/25/2048 (A)		250	239
Efesto Bidco S.p.A Efesto US
7.500%, 02/15/2032 (A)		665	648

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Garda World Security
8.375%, 11/15/2032 (A)	$245	$241
8.250%, 08/01/2032 (A)	195	190
7.750%, 02/15/2028 (A)	175	180
GFL Environmental
6.750%, 01/15/2031 (A)	210	216
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	320	316
5.625%, 06/01/2029 (A)	620	597
GYP Holdings III
4.625%, 05/01/2029 (A)	335	313
Hertz
12.625%, 07/15/2029 (A)	218	197
Hillenbrand
6.250%, 02/15/2029	217	217
3.750%, 03/01/2031	414	363
Husky Injection Molding Systems
9.000%, 02/15/2029 (A)	590	591
Icahn Enterprises
10.000%, 11/15/2029 (A)	280	278
Johnson Controls International
4.900%, 12/01/2032	140	139
Madison IAQ
5.875%, 06/30/2029 (A)	330	312
Mexico City Airport Trust
5.500%, 10/31/2046	200	164
5.500%, 07/31/2047	892	733
4.250%, 10/31/2026 (A)	210	206
3.875%, 04/30/2028 (A)	1,190	1,135
MHP Lux
6.950%, 04/03/2026	984	933
MV24 Capital BV
6.748%, 06/01/2034 (A)	1,873	1,807
OneSky Flight
8.875%, 12/15/2029 (A)	620	627
Otis Worldwide
2.565%, 02/15/2030	1,335	1,208
Quikrete Holdings
6.375%, 03/01/2032 (A)	410	413
Rand Parent
8.500%, 02/15/2030 (A)	590	584
Regal Rexnord
6.300%, 02/15/2030	535	556
RXO
7.500%, 11/15/2027 (A)	365	375
Spirit AeroSystems
9.750%, 11/15/2030 (A)	525	580
Standard Building Solutions
6.500%, 08/15/2032 (A)	575	575
Standard Industries
4.375%, 07/15/2030 (A)	455	420
Terex
6.250%, 10/15/2032 (A)	205	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (A)	$1,146	$1,147
TK Elevator US Newco
5.250%, 07/15/2027 (A)	380	373
TransDigm
7.125%, 12/01/2031 (A)	15	15
6.750%, 08/15/2028 (A)	380	386
6.625%, 03/01/2032 (A)	250	253
4.875%, 05/01/2029	479	455
4.625%, 01/15/2029	95	90
Veritiv Operating
10.500%, 11/30/2030 (A)	25	26
Vertiv Group
4.125%, 11/15/2028 (A)	230	219
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	303	300
7.875%, 05/01/2027 (A)	720	707
VT Topco
8.500%, 08/15/2030 (A)	455	477
Waste Pro USA
7.000%, 02/01/2033 (A)	230	231
XPO
7.125%, 02/01/2032 (A)	270	277

		30,765

Information Technology — 2.7%
Ahead DB Holdings
6.625%, 05/01/2028 (A)	1,175	1,147
Broadcom
3.500%, 02/15/2041 (A)	495	388
3.469%, 04/15/2034 (A)	165	145
3.419%, 04/15/2033 (A)	1,080	962
3.187%, 11/15/2036 (A)	53	43
Castle US Holding
9.500%, 02/15/2028 (A)	1,334	592
Central Parent
7.250%, 06/15/2029 (A)	200	173
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	656	585
Cloud Software Group
8.250%, 06/30/2032 (A)	763	776
CommScope
9.500%, 12/15/2031 (A)	315	325
8.250%, 03/01/2027 (A)	145	137
Dell International
5.300%, 10/01/2029	75	76
Diebold Nixdorf
7.750%, 03/31/2030 (A)	595	617
Elastic
4.125%, 07/15/2029 (A)	485	452
Gen Digital
6.250%, 04/01/2033 (A)	290	289

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Imola Merger
4.750%, 05/15/2029 (A)		$494	$469
ION Trading Technologies Sarl
9.500%, 05/30/2029 (A)		200	201
McAfee
7.375%, 02/15/2030 (A)		1,157	1,024
NXP BV
3.400%, 05/01/2030		215	200
Oracle
6.250%, 11/09/2032		2,035	2,170
2.950%, 04/01/2030		98	90
2.875%, 03/25/2031		510	457
Prosus MTN
4.027%, 08/03/2050 (A)		560	376
3.061%, 07/13/2031 (A)		300	259
SNF Group
3.375%, 03/15/2030 (A)		310	274
Sprint Capital
8.750%, 03/15/2032		480	577
TeamSystem
3.500%, 02/15/2028 (A)	EUR	300	317
United Group BV
4.625%, 08/15/2028 (A)		450	478
Virtusa
7.125%, 12/15/2028 (A)		$328	308

			13,907

Materials — 1.5%
Anglo American Capital
5.625%, 04/01/2030 (A)		500	514
AngloGold Ashanti Holdings
3.750%, 10/01/2030		730	674
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)		1,104	66
Ardagh Packaging Finance
5.250%, 08/15/2027 (A)		259	119
Avient
7.125%, 08/01/2030 (A)		355	362
Axalta Coating Systems
3.375%, 02/15/2029 (A)		642	587
Berry Global
1.570%, 01/15/2026		305	297
Celanese US Holdings
6.750%, 04/15/2033		165	160
6.500%, 04/15/2030		115	114
Chemours
8.000%, 01/15/2033 (A)		260	243
4.625%, 11/15/2029 (A)		455	388
Cleveland-Cliffs
7.500%, 09/15/2031 (A)		185	181
6.875%, 11/01/2029 (A)		235	230
Huntsman International
4.500%, 05/01/2029		355	340

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ingevity
3.875%, 11/01/2028 (A)	$515	$481
LABL
8.625%, 10/01/2031 (A)	365	272
Methanex US Operations
6.250%, 03/15/2032 (A)	310	302
Newmont
3.250%, 05/13/2030	150	141
Novelis
6.875%, 01/30/2030 (A)	165	167
Olympus Water US Holding
7.250%, 06/15/2031 (A)	365	358
Quikrete Holdings
6.750%, 03/01/2033 (A)	445	443
Sasol Financing USA
5.500%, 03/18/2031	240	202
Scotts Miracle-Gro
4.000%, 04/01/2031	586	514
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)	70	73
Suzano Austria GmbH
3.125%, 01/15/2032	290	247
WR Grace Holdings
5.625%, 08/15/2029 (A)	475	409

		7,884

Real Estate — 0.9%
Agree
2.900%, 10/01/2030	165	149
Alexandria Real Estate Equities
3.375%, 08/15/2031	355	324
Anywhere Real Estate Group
5.750%, 01/15/2029 (A)	315	257
CoStar Group
2.800%, 07/15/2030 (A)	585	521
Essex Portfolio
3.000%, 01/15/2030	370	341
MPT Operating Partnership
8.500%, 02/15/2032 (A)	25	25
5.000%, 10/15/2027	270	244
Prologis
1.750%, 07/01/2030	280	240
Realty Income
3.200%, 01/15/2027	560	547
2.850%, 12/15/2032	355	306
Uniti Group
4.750%, 04/15/2028 (A)	395	377
WP Carey
4.250%, 10/01/2026	650	646
XHR
4.875%, 06/01/2029 (A)	698	654

		4,631

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 1.1%
Alliant Energy Finance
4.250%, 06/15/2028 (A)	$115	$113
American Electric Power
2.300%, 03/01/2030	280	249
Berkshire Hathaway Energy
4.250%, 10/15/2050	165	131
California Buyer
6.375%, 02/15/2032 (A)	650	630
Eskom Holdings SOC MTN
6.350%, 08/10/2028	300	298
Lightning Power
7.250%, 08/15/2032 (A)	390	402
NextEra Energy Capital Holdings
6.500%, H15T5Y + 1.979%, 08/15/2055 (B)	415	423
6.375%, H15T5Y + 2.053%, 08/15/2055 (B)	280	280
NiSource
3.600%, 05/01/2030	50	47
NRG Energy
5.750%, 07/15/2029 (A)	711	698
Pike
8.625%, 01/31/2031 (A)	50	53
5.500%, 09/01/2028 (A)	693	670
Sempra
3.400%, 02/01/2028	1,005	971
Southern California Edison
4.200%, 03/01/2029	420	408
Vistra Operations
6.875%, 04/15/2032 (A)	200	204

		5,577

Total Corporate Obligations
(Cost $222,033) ($ Thousands)		211,692

ASSET-BACKED SECURITIES — 13.8%
Automotive — 2.4%

Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl E
7.917%, 05/17/2032(A)	698	710
Avis Budget Rental Car Funding AESOP, Ser 2025-2A, Cl D
7.430%, 10/20/2028(A)	1,000	1,006
Carmax Select Receivables Trust, Ser 2024-A, Cl D
6.270%, 12/16/2030	1,000	1,020
Exeter Automobile Receivables Trust, Ser 2024-3A, Cl E
7.840%, 10/15/2031(A)	1,156	1,171

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2024-4A, Cl E
7.650%, 02/17/2032(A)	$1,480	$1,487
FCCU Auto Receivables Trust, Ser 2024-1A, Cl C
6.000%, 10/15/2030(A)	1,000	1,023
FCCU Auto Receivables Trust, Ser 2024-1A, Cl D
6.780%, 07/15/2032(A)	1,000	1,030
LAD Auto Receivables Trust, Ser 2024-2A, Cl D
6.370%, 10/15/2031(A)	1,200	1,235
PenFed Auto Receivables Owner Trust, Ser 2024-A, Cl D
5.780%, 09/15/2032(A)	685	685
Santander Bank Auto Credit-Linked Notes, Ser 2023-B, Cl E
8.408%, 12/15/2033(A)	985	992
SCCU Auto Receivables Trust, Ser 2024-1A, Cl D
6.250%, 07/15/2032(A)	1,000	993
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl D
6.746%, 07/25/2031(A)	451	460
Strike Acceptance Auto Funding Trust, Ser 2025-1A, Cl C
8.700%, 04/15/2032(A)	500	496
		12,308

Mortgage Related Securities — 1.1%

Towd Point Mortgage Trust, Ser 2024-CES3, Cl A1
6.290%, 05/25/2064(A)(B)	827	835
Towd Point Mortgage Trust, Ser 2024-CES3, Cl A2
6.413%, 05/25/2064(A)(B)	1,000	1,013
Unlock HEA Trust, Ser 2024-1, Cl A
7.000%, 04/25/2039(A)	982	976
Unlock HEA Trust, Ser 2024-2, Cl A
6.500%, 10/25/2039(A)	972	953
Unlock HEA Trust, Ser 2024-2, Cl B
7.500%, 10/25/2039(A)	500	485
Unlock HEA Trust, Ser 2024-2, Cl C
6.000%, 10/25/2039(A)	500	370
Vista Point Securitization Trust, Ser 2024-CES1, Cl M1
7.482%, 05/25/2054(A)(E)	1,000	1,008
		5,640

Other Asset-Backed Securities — 10.3%

Affirm Asset Securitization Trust, Ser 2024-X2, Cl D
6.080%, 12/17/2029(A)	500	500

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ALLO Issuer, Ser 2024-1A, Cl B
7.150%, 07/20/2054(A)	$1,000	$1,024
ALLO Issuer, Ser 2024-1A, Cl C
11.190%, 07/20/2054(A)	1,000	1,086
AMMC CLO, Ser 2024-30A, Cl D
8.802%, TSFR3M + 4.500%, 01/15/2037(A)(B)	250	252
Apidos Loan Fund, Ser 2024-1A, Cl D
7.500%, TSFR3M + 3.200%, 04/25/2035(A)(B)	200	199
Bayview Opportunity Master Fund VII, Ser 2024-EDU1, Cl C
6.140%, SOFR30A + 1.800%, 06/25/2047(A)(B)	1,023	1,019
Birch Grove CLO, Ser 2024-19A, Cl D1RR
8.153%, TSFR3M + 3.850%, 07/17/2037(A)(B)	220	222
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl C
6.380%, 01/15/2031(A)	1,250	1,273
Capital Automotive REIT, Ser 2024-2A, Cl A2
5.250%, 05/15/2054(A)	990	982
CARS-DB7, Ser 2023-1A, Cl B
7.750%, 09/15/2053(A)	1,300	1,316
CIFC Funding, Ser 2024-3A, Cl D1R
7.993%, TSFR3M + 3.700%, 04/20/2037(A)(B)	210	211
College Ave Student Loans, Ser 2024-B, Cl B
6.080%, 08/25/2054(A)	1,000	1,020
CQS US CLO, Ser 2024-1A, Cl D1R
7.693%, TSFR3M + 3.400%, 01/20/2035(A)(B)	1,850	1,856
FIGRE Trust, Ser 2024-SL1, Cl M1
6.027%, 07/25/2053(A)(B)	1,000	1,007
FIGRE Trust, Ser 2025-HE1, Cl A
5.829%, 01/25/2055(A)(B)	483	485
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/2054(A)	1,000	1,032
Frontier Issuer, Ser 2024-1, Cl B
7.020%, 06/20/2054(A)	1,000	1,037
GBX Leasing, Ser 2023-1A, Cl A
6.420%, 11/20/2053(A)	975	1,013
Goddard Funding, Ser 2024-1A, Cl A2
6.834%, 10/30/2054(A)	998	1,010
GoodLeap Home Improvement Solutions Trust, Ser 2024-1A, Cl B
6.380%, 10/20/2046(A)	500	507
GoodLeap Home Improvement Solutions Trust, Ser 2025-1A, Cl A
5.380%, 02/20/2049(A)	465	471
GreenSky Home Improvement Trust, Ser 2024-1, Cl D
7.330%, 06/25/2059(A)	1,000	1,028

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GreenSky Home Improvement Trust, Ser 2024-1, Cl E
9.000%, 06/25/2059(A)	$1,000	$1,013
Hayfin US XV, Ser 2024-15A, Cl D1
8.560%, TSFR3M + 4.260%, 04/28/2037(A)(B)	300	303
Hilton Grand Vacations Trust, Ser 2024-2A, Cl C
5.990%, 03/25/2038(A)	734	745
Hilton Grand Vacations Trust, Ser 2024-2A, Cl D
6.910%, 03/25/2038(A)	734	752
Hilton Grand Vacations Trust, Ser 2024-3A, Cl C
5.710%, 08/27/2040(A)	1,350	1,369
HINNT, Ser 2024-A, Cl D
7.000%, 03/15/2043(A)	667	660
HINNT, Ser 2025-A, Cl D
8.220%, 03/15/2044(A)	750	753
Mariner Finance Issuance Trust, Ser 2024-AA, Cl C
6.000%, 09/22/2036(A)	1,000	1,016
Mariner Finance Issuance Trust, Ser 2024-AA, Cl D
6.770%, 09/22/2036(A)	1,000	1,026
Marlette Funding Trust, Ser 2024-1A, Cl B
6.070%, 07/17/2034(A)	1,000	1,011
Mosaic Solar Loan Trust, Ser 2025-1A, Cl A
6.120%, 08/22/2050(A)	486	490
Mosaic Solar Loan Trust, Ser 2025-1A, Cl B
7.120%, 08/22/2050(A)	486	494
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl B
2.690%, 07/15/2069(A)	320	269
Navient Private Education Refi Loan Trust, Ser 2024-A, Cl B
6.070%, 10/15/2072(A)	1,000	1,020
Navient Refinance Loan Trust, Ser 2025-A, Cl C
6.140%, 02/16/2055(A)	1,000	982
New Economy Assets - Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/2061(A)	750	700
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050(A)	917	889
OCP CLO, Ser 2024-27A, Cl DR
7.658%, TSFR3M + 3.350%, 07/16/2035(A)(B)	360	360
Octane Receivables Trust, Ser 2024-2A, Cl C
5.900%, 07/20/2032(A)	1,000	1,017
Oxford Finance Credit Fund III, Ser 2024-A, Cl A2
6.675%, 01/14/2032(A)	400	403

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Pagaya AI Debt Grantor Trust, Ser 2024-10, Cl E
10.412%, 06/15/2032(A)	$1,000	$1,029
Pagaya AI Debt Trust, Ser 2023-8, Cl B
7.958%, 06/16/2031(A)	533	545
Palmer Square Loan Funding, Ser 2024-3A, Cl CR
7.302%, TSFR3M + 3.000%, 04/15/2031(A)(B)	430	429
Planet Fitness Master Issuer, Ser 2024-1A, Cl A2I
5.765%, 06/05/2054(A)	995	1,005
PVOne, Ser 2023-1A, Cl A
7.250%, 07/16/2035(A)	273	273
Rad CLO, Ser 2023-22A, Cl B
6.963%, TSFR3M + 2.670%, 01/20/2037(A)(B)	950	957
Reach ABS Trust, Ser 2025-1A, Cl B
5.340%, 08/16/2032(A)	500	503
Rockford Tower CLO, Ser 2023-1A, Cl C
7.493%, TSFR3M + 3.200%, 01/20/2036(A)(B)	800	805
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl C
5.830%, 06/20/2041(A)	665	671
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl D
7.480%, 06/20/2041(A)	332	338
Signal Rail I, Ser 2024-1A, Cl A
5.670%, 05/17/2054(A)	994	1,017
Signal Rail I, Ser 2024-1A, Cl B
6.110%, 05/17/2054(A)	994	1,014
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053(A)	238	211
SMB Private Education Loan Trust, Ser 2024-F, Cl B
5.730%, 03/16/2054(A)	1,000	1,009
SoFi Professional Loan Program Trust, Ser 2020-A, Cl BFX
3.120%, 05/15/2046(A)	360	306
Store Master Funding I-VII XIV XIX XX XXIV, Ser 2023-1A, Cl A2
6.920%, 06/20/2053(A)	1,090	1,110
Stream Innovations Issuer Trust, Ser 2024-1A, Cl A
6.270%, 07/15/2044(A)	755	788
Stream Innovations Issuer Trust, Ser 2024-2A, Cl B
6.340%, 02/15/2045(A)	500	506
Sunnova Hestia II Issuer, Ser 2024-GRID1, Cl 1A
5.630%, 07/20/2051(A)	945	949

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Sunrun Atlas Issuer, Ser 2019-2, Cl A
3.610%, 02/01/2055(A)	$359	$335
Tenet Equity Funding, Ser 2024-1A, Cl A1
5.490%, 10/20/2054(A)	499	500
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl C
6.250%, 06/21/2050(A)	750	749
Textainer Marine Containers VII, Ser 2020-2A, Cl B
3.340%, 09/20/2045(A)	848	795
Thor, Ser 2024-A, Cl B
5.710%, 08/15/2041(A)	369	367
Thor, Ser 2024-A, Cl C
7.660%, 08/15/2041(A)	369	371
Trinitas CLO XXVI, Ser 2024-26A, Cl C
7.243%, TSFR3M + 2.950%, 01/20/2035(A)(B)	430	430
Triumph Rail Holdings, Ser 2021-2, Cl A
2.150%, 06/19/2051(A)	816	764
Uniti Fiber Abs Issuer, Ser 2025-1A, Cl A2
5.877%, 04/20/2055(A)	500	511
USQ Rail I, Ser 2021-1A, Cl A
2.250%, 02/28/2051(A)	822	764
USQ Rail I, Ser 2021-2A, Cl B
2.980%, 02/28/2051(A)	300	277
Whitebox CLO IV, Ser 2023-4A, Cl A1
6.443%, TSFR3M + 2.150%, 04/20/2036(A)(B)	770	770
		53,920

Total Asset-Backed Securities
(Cost $70,935) ($ Thousands)		71,868

	Shares
COMMON STOCK — 13.3%

Communication Services — 0.9%
iHeartMedia Inc *	168,843	279
Intelsat Jackson Holdings *(F)	22,561	795
Orange SA	105,966	1,371
Verizon Communications Inc	44,761	2,030

		4,475
Consumer Discretionary — 0.3%
Best Buy Co Inc	11,005	810
H&R Block Inc	7,727	424
La Francaise des Jeux SAEM	5,369	169
McDonald's Corp	1,109	347

		1,750
Consumer Staples — 3.0%
Altria Group Inc	43,425	2,606
Clorox Co/The	6,476	954
Coca-Cola Co/The	28,995	2,077

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Flowers Foods Inc	10,839	$206
General Mills Inc	20,018	1,197
Hormel Foods Corp	16,954	525
Kimberly-Clark Corp	12,398	1,763
Mondelez International Inc, Cl A	21,848	1,482
PepsiCo Inc	10,058	1,508
Philip Morris International Inc	15,352	2,437
Procter & Gamble Co/The	3,592	612

		15,367
Energy — 1.4%
Chevron Corp	9,666	1,617
Exxon Mobil Corp	12,126	1,442
Gaztransport Et Technigaz SA	1,884	285
Hess Midstream, Cl A	5,348	226
International Seaways Inc	1,872	62
Noble Corp PLC	7,982	189
Repsol SA, Cl A	56,383	748
Tenaris	22,734	445
Whitecap Resources, Cl Common Subs. Receipt	29,910	193
Williams Cos Inc/The	32,686	1,953

		7,160
Financials — 2.7%
AJ Bell	18,618	97
American Financial Group Inc/OH	4,029	529
Artisan Partners Asset Management Inc, Cl A	3,559	139
Aviva PLC	137,502	990
Bank OZK	5,526	240
BOC Hong Kong Holdings Ltd	200,445	812
CME Group Inc, Cl A	9,684	2,569
DBS Group Holdings Ltd	62,482	2,145
Federated Hermes Inc, Cl B	4,518	184
Franklin Resources Inc	13,287	256
IG Group Holdings PLC	20,309	250
Independent Bank Corp	2,215	139
Intesa Sanpaolo SpA	319,266	1,644
OneMain Holdings Inc, Cl A	5,990	293
Prosperity Bancshares Inc	1,258	90
Regions Financial Corp	49,458	1,075
Swedbank AB, Cl A	46,588	1,062
T Rowe Price Group Inc	12,964	1,191
Victory Capital Holdings Inc, Cl A	1,734	100
Western Union Co/The	18,136	192

		13,997
Health Care — 2.5%
AbbVie Inc	11,566	2,423
Amgen Inc, Cl A	4,051	1,262
Gilead Sciences Inc	18,596	2,084
GSK PLC	92,669	1,769
Johnson & Johnson	13,700	2,272

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medtronic PLC	17,478	$1,571
Merck & Co Inc	17,448	1,566

		12,947
Industrials — 0.7%
Aena SME SA	3,863	905
ComfortDelGro Corp Ltd	114,449	124
Illinois Tool Works Inc	417	104
Kamigumi Co Ltd	4,560	107
MSC Industrial Direct Co Inc, Cl A	2,443	190
PACCAR Inc	15,962	1,554
Robert Half Inc	5,971	326
Societe BIC SA	1,198	81
Watsco Inc	687	349

		3,740
Information Technology — 0.6%
Cisco Systems Inc	26,711	1,648
Qlik Parent Inc, Cl A *(F)	56	105
Qlik Parent Inc, Cl B *(F)	13,812	—
Texas Instruments Inc	7,708	1,385
Venture Corp Ltd	15,875	146

		3,284
Materials — 0.2%
Arctic Canadian Diamond Company *(F)	824	71
LyondellBasell Industries NV, Cl A	14,513	1,022

		1,093
Real Estate — 1.0%
Daito Trust Construction Co Ltd	3,150	323
EastGroup Properties Inc ‡	2,583	455
Essential Properties Realty Trust Inc ‡	8,712	284
First Industrial Realty Trust Inc ‡	6,742	364
Gaming and Leisure Properties Inc ‡	14,040	715
Host Hotels & Resorts Inc ‡	38,699	550
KDX Realty Investment ‡	220	218
Lamar Advertising Co, Cl A ‡	4,685	533
Sirius Real Estate Ltd	84,820	92
VICI Properties Inc, Cl A ‡	53,843	1,756

		5,290
Total Common Stock
(Cost $59,917) ($ Thousands)		69,103
	Face Amount (Thousands)
MORTGAGE-BACKED SECURITIES — 10.2%
Agency Mortgage-Backed Obligations — 0.4%
FHLMC
6.000%, 12/01/2052	$63	65
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050	463	96

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
1.146%, 05/25/2045(B)	$1,068	$93
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
1.696%, 01/25/2048(B)	740	85
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
2.166%, 01/16/2040(B)	829	106
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
1.616%, 08/20/2043(B)	89	9
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	1,018	165
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	571	92
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	215	28
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
1.226%, 07/20/2047(B)	899	91
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
1.766%, 09/20/2048(B)	241	29
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
1.766%, 09/20/2048(B)	348	43
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
1.766%, 09/20/2048(B)	1,121	138
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
1.766%, 05/20/2048(B)	1,042	130
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
1.266%, 01/20/2048(B)	2,034	216
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
1.616%, 01/20/2049(B)	182	21
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
1.666%, 09/20/2049(B)	661	84
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
1.666%, 09/20/2049(B)	502	60
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049	1,635	275
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
1.616%, 01/20/2049(B)	145	16
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
1.666%, 06/20/2049(B)	112	13
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050	607	139

		1,994
Non-Agency Mortgage-Backed Obligations — 9.8%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
6.159%, TSFR1M + 1.836%, 09/15/2034(A)(B)	280	270
BAHA Trust, Ser 2024-MAR, Cl A
5.574%, 12/10/2041(A)(B)	1,000	1,014
Banc of America Commercial Mortgage Trust, Ser 2015-UBS7, Cl AS
3.989%, 09/15/2048(B)	450	446

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
5.239%, TSFR1M + 0.919%, 03/15/2037(A)(B)	$1,100	$1,042
BRAVO Residential Funding Trust, Ser 2022-NQM2, Cl A1
4.272%, 11/25/2061(A)(B)	858	855
BX Commercial Mortgage Trust, Ser 2024-AIRC, Cl C
6.909%, TSFR1M + 2.590%, 08/15/2039(A)(B)	1,000	999
BX Commercial Mortgage Trust, Ser 2024-BIO2, Cl C
6.626%, 08/13/2041(A)(B)	1,000	1,005
BX Commercial Mortgage Trust, Ser 2024-BIO2, Cl B
5.899%, 08/13/2041(A)(B)	1,000	999
CAFL Issuer, Ser 2023-RTL1, Cl A1
7.553%, 12/28/2030(A)(E)	520	524
COLT Mortgage Loan Trust, Ser 2024-INV3, Cl M1
5.924%, 09/25/2069(A)(B)	750	744
COLT Mortgage Loan Trust, Ser 2024-INV3, Cl A3
5.746%, 09/25/2069(A)(E)	687	687
COLT Mortgage Loan Trust, Ser 2025-1, Cl M1
6.631%, 01/25/2070(A)(B)	750	755
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1B1
8.554%, SOFR30A + 4.214%, 07/25/2039(A)(B)	403	415
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1B1
7.440%, SOFR30A + 3.100%, 10/25/2041(A)(B)	1,020	1,037
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1B1
7.090%, SOFR30A + 2.750%, 12/25/2041(A)(B)	680	691
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
7.340%, SOFR30A + 3.000%, 04/25/2042(A)(B)	386	396
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1B1
9.890%, SOFR30A + 5.550%, 01/25/2043(A)(B)	300	327
Ellington Financial Mortgage Trust, Ser 2020-1, Cl B1
5.094%, 05/25/2065(A)(B)	600	631
ELM Trust, Ser 2024-ELM, Cl B15
5.596%, 06/10/2039(A)(B)	1,000	1,012
ELM Trust, Ser 2024-ELM, Cl C15
5.777%, 06/10/2039(A)(B)	1,000	1,009

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
ELM Trust, Ser 2024-ELM, Cl D15
6.229%, 06/10/2039(A)(B)	$1,000	$1,010
Extended Stay America Trust, Ser 2021-ESH, Cl D
6.684%, TSFR1M + 2.364%, 07/15/2038(A)(B)	866	865
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl B1
7.390%, SOFR30A + 3.050%, 01/25/2034(A)(B)	590	624
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl B1
9.090%, SOFR30A + 4.750%, 02/25/2042(A)(B)	510	533
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
8.090%, SOFR30A + 3.750%, 02/25/2042(A)(B)	500	517
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
6.540%, SOFR30A + 2.200%, 05/25/2042(A)(B)	347	352
GCAT Trust, Ser 2024-INV2, Cl A14
6.000%, 06/25/2054(A)(B)	803	807
GS Mortgage Securities Corportation Trust, Ser 2021-IP, Cl E
7.985%, TSFR1M + 3.664%, 10/15/2036(A)(B)	1,000	976
Harvest Commercial Capital Loan Trust, Ser 2024-1, Cl A
6.164%, 10/25/2056	983	1,017
Harvest Commercial Capital Loan Trust, Ser 2024-1, Cl M1
6.560%, 10/25/2056(B)	983	1,006
Harvest Commercial Capital Loan Trust, Ser 2025-1, Cl M4
9.044%, 06/25/2057(B)	999	988
Harvest Commercial Capital Loan Trust, Ser 2025-1, Cl M3
7.129%, 06/25/2057(B)	300	303
HOMES Trust, Ser 2025-AFC1, Cl A1
5.727%, 01/25/2060(A)(E)	488	490
Houston Galleria Mall Trust, Ser 2025-HGLR, Cl A
5.462%, 02/05/2045(A)(B)	450	456
Hudson Yards Mortgage Trust, Ser 2025-SPRL, Cl D
6.340%, 01/13/2040(A)(B)	350	356
Imperial Fund Mortgage Trust, Ser 2022-NQM4, Cl A2
5.040%, 06/25/2067(A)(E)	770	767
IRV Trust, Ser 2025-200P, Cl A
5.295%, 03/14/2047(A)(B)	800	797

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
IRV Trust, Ser 2025-200P, Cl D
6.166%, 03/14/2047(A)(B)	$250	$247
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2021-140T, Cl A
2.287%, 03/05/2042(A)	500	453
JP Morgan Mortgage Trust, Ser 2024-5, Cl A9A
6.000%, 11/25/2054(A)(B)	815	817
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl C
7.018%, 12/15/2056(B)	290	313
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl B
6.012%, TSFR1M + 1.692%, 02/15/2042(A)(B)	550	545
OBX Trust, Ser 2024-NQM16, Cl A3
5.885%, 10/25/2064(A)(E)	914	917
OBX Trust, Ser 2024-NQM17, Cl A2
5.863%, 11/25/2064(A)(E)	961	965
OBX Trust, Ser 2024-NQM8, Cl A2
6.436%, 05/25/2064(A)(E)	815	821
OBX Trust, Ser 2024-NQM8, Cl A3
6.588%, 05/25/2064(A)(E)	815	821
PRKCM Trust, Ser 2023-AFC1, Cl A3
7.304%, 02/25/2058(A)(E)	212	213
PRKCM Trust, Ser 2024-HOME1, Cl A3
6.785%, 05/25/2059(A)(E)	835	843
PRKCM Trust, Ser 2024-HOME1, Cl B1
7.779%, 05/25/2059(A)(B)	1,000	1,005
PRKCM Trust, Ser 2024-HOME1, Cl M1
6.861%, 05/25/2059(A)(B)	1,000	1,014
ROCK Trust, Ser 2024-CNTR, Cl D
7.109%, 11/13/2041(A)	650	673
ROCK Trust, Ser 2024-CNTR, Cl A
5.388%, 11/13/2041(A)	1,050	1,058
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059(A)(B)	797	763
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060(A)(B)	640	610
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl M
4.500%, 11/25/2061(A)(B)	320	269
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A2
1.395%, 06/25/2056(A)(B)	837	714
Starwood Mortgage Residential Trust, Ser 2022-3, Cl A1
4.161%, 03/25/2067(A)(B)	775	754
Towd Point Mortgage Trust, Ser 2019-4, Cl B1B
3.500%, 10/25/2059(A)(B)	640	502

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
TPG Trust, Ser 2024-WLSC, Cl A
6.452%, TSFR1M + 2.133%, 11/15/2029(A)(B)	$400	$399
TPG Trust, Ser 2024-WLSC, Cl B
7.249%, TSFR1M + 2.930%, 11/15/2029(A)(B)	200	202
UBS Commercial Mortgage Trust, Ser 2017-C2, Cl AS
3.740%, 08/15/2050(B)	603	583
US Bank, Ser 2025-SUP1, Cl D
0.000%, 02/25/2032(A)(B)(G)	1,000	1,000
Velocity Commercial Capital Loan Trust, Ser 2019-3, Cl M5
4.730%, 10/25/2049(A)(B)	1,210	1,049
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl M1
6.870%, 06/25/2054(A)(B)	980	984
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl M2
7.230%, 06/25/2054(A)(B)	991	995
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl A
6.650%, 06/25/2054(A)(B)	888	899
Verus Securitization Trust, Ser 2022-INV1, Cl B1
5.810%, 08/25/2067(A)(B)	321	316
Verus Securitization Trust, Ser 2023-8, Cl A3
6.968%, 12/25/2068(A)(E)	254	257
Verus Securitization Trust, Ser 2024-1, Cl A3
6.118%, 01/25/2069(A)(E)	514	514
Verus Securitization Trust, Ser 2024-4, Cl A3
6.674%, 06/25/2069(A)(E)	850	857
Verus Securitization Trust, Ser 2024-4, Cl A2
6.572%, 06/25/2069(A)(E)	850	857
Verus Securitization Trust, Ser 2024-4, Cl B1
7.643%, 06/25/2069(A)(B)	360	364
Verus Securitization Trust, Ser 2024-INV2, Cl M1
5.787%, 08/26/2069(A)(B)	1,000	987

		51,302
Total Mortgage-Backed Securities
(Cost $52,815) ($ Thousands)		53,296

SOVEREIGN DEBT — 8.2%

Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050(A)	1,430	1,116

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Angolan Government International Bond
9.375%, 05/08/2048		$200	$158
9.125%, 11/26/2049(A)		1,170	902
8.750%, 04/14/2032(A)		210	181
8.000%, 11/26/2029(A)		220	195
Argentine Republic Government International Bond
4.125%, 07/09/2027(E)		1,246	778
1.000%, 07/09/2029		235	183
0.750%, 07/09/2027(E)		2,297	1,677
0.500%, 07/09/2029	EUR	5	4
Atos
9.000%, 12/18/2025(E)		460	533
Bahrain Government International Bond MTN
5.625%, 05/18/2034(A)		$740	684
Benin Government International Bond
8.375%, 01/23/2041(A)		800	760
7.960%, 02/13/2038		400	373
4.875%, 01/19/2032(A)	EUR	478	457
Brazil Government International Bond
5.333%, 02/15/2028		$60	59
CAB SELAS
3.375%, 02/01/2028	EUR	119	121
Colombia Government International Bond
4.125%, 05/15/2051		$630	356
3.125%, 04/15/2031		530	428
3.000%, 01/30/2030		730	618
Commerzbank
7.500%, USISSO05 + 4.322%, 04/09/2173(B)(C)		600	601
Dominican Republic International Bond
7.450%, 04/30/2044		600	628
6.850%, 01/27/2045		460	452
6.500%, 02/15/2048(A)		1,270	1,195
4.875%, 09/23/2032		260	236
4.500%, 01/30/2030		550	514
Ecuador Government International Bond
5.000%, 07/31/2026(A)(E)		1,128	495
0.000%, 07/31/2030(A)(H)		329	157
Egypt Government International Bond
8.875%, 05/29/2050(A)		710	550
8.700%, 03/01/2049(A)		320	245
8.500%, 01/31/2047		450	341
5.875%, 02/16/2031		430	353
Guatemala Government Bond
6.125%, 06/01/2050(A)		530	474
4.900%, 06/01/2030(A)		280	269
4.875%, 02/13/2028		590	577
Indonesia Government International Bond
2.850%, 02/14/2030		900	822
1.100%, 03/12/2033	EUR	400	345

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Iraq Government International Bond
5.800%, 01/15/2028		$105	$103
Ivory Coast Government International Bond
7.625%, 01/30/2033(A)		420	408
6.625%, 03/22/2048	EUR	320	270
5.250%, 03/22/2030		390	401
4.875%, 01/30/2032(A)		1,210	1,154
Jamaica Government International Bond
7.875%, 07/28/2045		$740	851
Mexico Government International Bond
6.000%, 05/07/2036		290	280
3.771%, 05/24/2061		520	302
2.659%, 05/24/2031		720	606
Morocco Government International Bond
3.000%, 12/15/2032(A)		730	604
National Bank of Uzbekistan
4.850%, 10/21/2025		200	198
Nigeria Government International Bond
8.747%, 01/21/2031		1,280	1,221
7.696%, 02/23/2038(A)		690	559
Oman Government International Bond
6.250%, 01/25/2031(A)		773	803
Pakistan Government International Bond MTN
6.000%, 04/08/2026(A)		340	322
Paraguay Government International Bond
6.100%, 08/11/2044		300	284
5.600%, 03/13/2048		480	422
5.400%, 03/30/2050(A)		320	275
Perusahaan Penerbit SBSN Indonesia III MTN
4.450%, 02/20/2029(A)		330	326
Qatar Government International Bond
5.103%, 04/23/2048(A)		620	593
4.817%, 03/14/2049(A)		690	631
4.625%, 06/02/2046		280	255
4.400%, 04/16/2050(A)		450	386
Republic of South Africa Government Bond
9.000%, 01/31/2040	ZAR	3,170	142
8.500%, 01/31/2037		3,190	144
6.500%, 02/28/2041		4,040	142
Republic of South Africa Government International Bond
5.650%, 09/27/2047		$950	702
4.850%, 09/27/2027		890	873
4.300%, 10/12/2028		200	189
Republic of Uzbekistan International Bond MTN
3.700%, 11/25/2030(A)		460	389

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Romanian Government International Bond
7.125%, 01/17/2033		$550	$561
6.375%, 01/30/2034		500	480
3.375%, 01/28/2050(A)	EUR	90	58
2.875%, 05/26/2028		650	678
2.875%, 03/11/2029		1,290	1,301
2.124%, 07/16/2031(A)		250	220
Saudi Government International Bond MTN
4.500%, 04/22/2060(A)		$1,070	836
3.250%, 10/22/2030(A)		430	397
Sri Lanka Government International Bond
4.000%, 04/15/2028(A)		232	218
3.600%, 08/15/2027(A)(E)		312	245
3.600%, 11/15/2027(A)(E)		156	121
3.600%, 12/15/2027(A)(E)		225	152
3.350%, 09/15/2027(A)(E)		333	260
3.100%, 07/15/2027(A)(E)		170	150
Turkiye Government International Bond
7.625%, 04/26/2029		560	575
7.125%, 07/17/2032		380	373
6.875%, 03/17/2036		60	57
6.500%, 09/20/2033		900	842
6.000%, 01/14/2041		1,980	1,619
4.250%, 04/14/2026		530	523
Ukraine Government International Bond
1.750%, 08/01/2025(A)(E)		1,213	674
0.000%, 02/01/2027(A)(E)(G)		698	342
United Group BV
6.806%, EUR003M + 4.250%, 02/15/2031(B)	EUR	215	233

Total Sovereign Debt
(Cost $47,305) ($ Thousands)			42,587

	Shares
FOREIGN COMMON STOCK — 5.6%

Canada — 0.6%
Energy — 0.5%
Enbridge Inc		30,738	1,360
Pembina Pipeline Corp, Cl Common Subs. Receipt		30,275	1,211
Peyto Exploration & Development Corp, Cl Common Subs. Receipt		10,308	131

			2,702

Financials — 0.1%
Great-West Lifeco Inc		14,862	582

			3,284

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
France — 0.3%
Health Care — 0.3%
Sanofi SA	12,140	$1,343

Germany — 0.1%
Communication Services — 0.1%
Freenet AG	7,110	271

Hong Kong — 0.6%
Communication Services — 0.1%
HKT Trust & HKT Ltd	197,586	264

Consumer Discretionary — 0.0%
Bosideng International Holdings Ltd	183,920	94

Financials — 0.5%
China CITIC Bank Corp Ltd, Cl H	489,770	384
China Construction Bank Corp, Cl H	2,332,449	2,067

		2,451

Industrials — 0.0%
SITC International Holdings Co Ltd	71,531	195

		3,004

India — 0.3%
Consumer Staples — 0.1%
ITC Ltd	179,274	857

Information Technology — 0.2%
HCL Technologies Ltd	50,333	932

		1,789

Indonesia — 0.4%
Financials — 0.3%
Bank Mandiri Persero Tbk PT	2,160,692	671
Bank Rakyat Indonesia Persero Tbk PT	4,111,762	994

		1,665

Industrials — 0.1%
Astra International	1,144,073	338

		2,003

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Italy — 0.3%
Financials — 0.3%
FinecoBank Banca Fineco SpA	33,916	$671
Poste Italiane SpA	28,394	506
Unipol Gruppo SpA	22,332	357

		1,534

Utilities — 0.0%
Italgas SpA	25,503	183

		1,717

Japan — 0.4%
Communication Services — 0.1%
SoftBank Corp	155,730	218

Consumer Discretionary — 0.0%
USS Co Ltd	22,224	207

Consumer Staples — 0.3%
Japan Tobacco Inc	57,222	1,577

Industrials — 0.0%
COMSYS Holdings Corp	6,029	129

Materials — 0.0%
Yamato Kogyo Co Ltd	1,949	104

		2,235

Malaysia — 0.3%
Energy — 0.0%
Petronas Dagangan Bhd	15,538	64

Financials — 0.2%
Malayan Banking Bhd	284,010	648
Public Bank Bhd	678,626	677

		1,325

Utilities — 0.1%
Petronas Gas Bhd	43,248	165

		1,554

Netherlands — 0.3%
Communication Services — 0.2%
Koninklijke KPN NV	209,198	885

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Financials — 0.1%
ASR Nederland NV	8,665	$498

		1,383

Singapore — 0.5%
Consumer Discretionary — 0.0%
Genting Singapore Ltd	336,507	187

Financials — 0.5%
Oversea-Chinese Banking Corp Ltd	178,161	2,282

		2,469

Spain — 0.0%
Financials — 0.0%
Mapfre SA	47,313	146

Industrials — 0.0%
Logista Integral SA	3,662	116

		262

Sweden — 0.1%
Financials — 0.1%
Svenska Handelsbanken AB, Cl A	68,663	776

Switzerland — 0.3%
Health Care — 0.3%
Novartis AG	14,483	1,608

Taiwan — 0.5%
Communication Services — 0.2%
Chunghwa Telecom Co Ltd	204,369	794
Far EasTone Telecommunications Co Ltd	81,995	229

		1,023

Information Technology — 0.3%
MediaTek Inc	33,903	1,461

		2,484

United Kingdom — 0.6%
Communication Services — 0.0%
Cineworld Group PLC	6,900	145

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Consumer Discretionary — 0.2%
Dunelm Group PLC	6,416	$74
Games Workshop Group PLC	1,821	331
Taylor Wimpey PLC	186,486	262

		667

Consumer Staples — 0.4%
Imperial Brands PLC	49,536	1,831

Financials — 0.0%
Lancashire Holdings Ltd	12,145	91
OSB Group PLC	22,742	127
Schroders PLC	45,634	206

		424

		3,067

Total Foreign Common Stock
(Cost $24,642) ($ Thousands)		29,249
	Face Amount (Thousands)
LOAN PARTICIPATIONS — 5.3%
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan, 1st Lien
7.075%, CME Term SOFR + 2.750%, 07/30/2031 (B)	$846	838
AL GCX Holdings, LLC, Initial Term Loan, 1st Lien
6.314%, CME Term SOFR + 2.000%, 05/17/2029 (B)	174	173
Ankura Consulting Group, LLC, Term Loan, 1st Lien
7.803%, 12/17/2031	1,172	1,157
Arcis Golf LLC, 2025 Refinancing Term Loan, 1st Lien
7.075%, CME Term SOFR + 2.750%, 11/24/2028 (B)	683	680
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
10.000%, 06/30/2026 (F)	814	814
Audacy Cap LLC
11.439%, 10/02/2028	1	19
10.439%, 10/01/2029	10	169
Bach Finance Limited, Eleventh Amendment Dollar Term Loan, 1st Lien
7.496%, CME Term SOFR + 3.250%, 01/09/2032 (B)	200	200
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan, 1st Lien
7.575%, CME Term SOFR + 3.250%, 12/11/2030 (B)	1,496	1,473

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Bleriot US Bidco Inc., 2024 Term Loan, 1st Lien
7.049%, CME Term SOFR + 2.750%, 10/31/2030 (B)	$223	$221
CBS Radio/Entercom Media, Term Loan, 1st Lien
11.439%, 10/02/2028	33	34
10.439%, 10/01/2029	300	255
Chariot Buyer LLC, Initial Term Loan, 1st Lien
7.675%, CME Term SOFR + 3.250%, 11/03/2028 (B)	556	551
Construction Partners, Inc., Closing Date Loan
6.827%, CME Term SOFR + 2.500%, 11/03/2031 (B)	200	198
Crown Finance US, Inc, Initial Term Loan, 1st Lien
9.573%, CME Term SOFR + 5.250%, 10/31/2031 (B)	599	595
Diamond Sports Group LLC
12.000%, 01/02/2028	1	20
Diamond Sports/Main Street Sports, 1st Lien
12.000%, 01/02/2028	20	18
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.552%, CME Term SOFR + 5.000%, 08/02/2027 (B)	106	106
Discovery Energy Holding Corporation, Initial Dollar Term Loan, 1st Lien
8.049%, CME Term SOFR + 3.750%, 05/01/2031 (B)	390	384
Doosan Bobcat/Doosan Infracore, Term Loan, 1st Lien
6.299%, 04/20/2029	85	85
DS Admiral Bidco, LLC, Initial Term Loan, 1st Lien
8.549%, CME Term SOFR + 4.250%, 06/26/2031 (B)	398	382
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan, 1st Lien
6.325%, CME Term SOFR + 2.000%, 10/31/2031 (B)	867	864
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan, 1st Lien
6.325%, CME Term SOFR + 2.000%, 10/31/2031 (B)	330	329
Engineered Machinery Holdings, Inc, Incremental Amendment No. 4 Term Loan, 1st Lien
6.105%, EURIBOR + 3.750%, 05/21/2028 (B)	314	338

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan, 1st Lien
8.311%, CME Term SOFR + 3.750%, 05/19/2028 (B)	$700	$700
EPIC Y-Grade Services, LP, Term Loan, 1st Lien
10.044%, CME Term SOFR + 5.750%, 06/29/2029 (B)	871	870
First Brands Group, LLC, 2021 Term Loan, 1st Lien
13.052%, CME Term SOFR + 8.500%, 03/30/2028 (B)	1,200	1,074
9.552%, CME Term SOFR + 5.000%, 03/30/2027 (B)	529	490
First Brands Group, LLC, 2022-II Incremental Term Loan, 1st Lien
9.552%, 03/30/2027	113	104
FNZ Group Entities Limited, Initial USD Term Loan, 1st Lien
9.291%, CME Term SOFR + 5.000%, 11/05/2031 (B)	1,675	1,540
Icebox Holdco III, Inc., Initial Term Loan, 1st Lien
11.311%, CME Term SOFR + 6.750%, 12/21/2029 (B)	225	226
8.061%, CME Term SOFR + 3.500%, 12/22/2028 (B)	753	753
Infinisource/iSolved, Term Loan, 1st Lien
7.575%, 10/15/2030	318	318
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, 1st Lien
6.313%, CME Term SOFR + 2.000%, 12/15/2031 (B)	995	982
Kaman Corporation, Initial Term Loan, 1st Lien
7.068%, CME Term SOFR + 2.750%, 02/26/2032 (B)	836	825
Kaman/Ruby/Arxis, Delayed Term Loan, 1st Lien
7.025%, 01/21/2032	79	78
Kaseya Inc., Initial Term Loan, 1st Lien
7.575%, CME Term SOFR + 3.250%, 03/22/2032 (B)	800	797
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.425%, CME Term SOFR + 5.000%, 10/30/2028 (B)	207	171
LSF12 Crown US Commercial Bidco, LLC, Term Loan, 1st Lien
8.573%, CME Term SOFR + 4.250%, 10/10/2031 (B)	475	465

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
NGP XI Midstream Holdings, L.L.C., Initial Term Loan, 1st Lien
7.799%, CME Term SOFR + 3.500%, 07/25/2031 (B)	$449	$447
NRG Energy, Inc., 2024 New Term Loan, 1st Lien
6.044%, CME Term SOFR + 1.750%, 04/16/2031 (B)	1,492	1,488
PEX Holdings LLC, Term Loan, 1st Lien
6.967%, CME Term SOFR + 2.750%, 11/26/2031 (B)	575	571
Pitney Bowes/DMT Solutions/Blucrest, Term Loan B, 1st Lien
8.075%, 01/30/2032	825	815
Plano Holdco, Inc., Closing Date Term Loan, 1st Lien
7.799%, CME Term SOFR + 3.500%, 10/02/2031 (B)	600	597
Prairie Acquiror LP, Initial Term B-3 Loan, 1st Lien
8.575%, CME Term SOFR + 4.250%, 08/01/2029 (B)	821	820
Teneo Holdings LLC, Initial Term Loan, 1st Lien
9.075%, CME Term SOFR + 4.750%, 03/13/2031 (B)	1,592	1,592
TRC Companies LLC, 2025 Refinancing Term Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 12/08/2028 (B)	1,154	1,142
Virtusa Corporation, Term B-2 Loan, 1st Lien
7.575%, 02/15/2029	897	894

Total Loan Participations
(Cost $28,421) ($ Thousands)		27,662

	Shares
EXCHANGE TRADED FUNDS — 1.2%

Invesco Senior Loan ETF	146,255	3,027
SPDR Blackstone Senior Loan ETF	73,931	3,041

Total Exchange Traded Funds
(Cost $6,189) ($ Thousands)		6,068
	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.1%
Alarm.com Holdings
0.000%, 01/15/2026(H)	$57	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Claritev
6.000%, 10/15/2027(A)	$420	$225

Total Convertible Bonds
(Cost $384) ($ Thousands)		280

MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Illinois State, Build America Bonds, GO
7.350%, 07/01/2035	177	192

Total Municipal Bond

(Cost $192) ($ Thousands)		192

	Number of Warrants
WARRANTS — 0.0%
Noble Corp PLC, Expires 02/07/2028
Strike Price $19.27 *	2,787	30
Noble Corp PLC, Expires 02/07/2028
Strike Price $23.13 *	2,787	13

Total Warrants
(Cost $12) ($ Thousands)		43

Total Investments in Securities — 98.4%
(Cost $512,845) ($ Thousands)		$512,040

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	96	Jun-2025	$19,815	$19,889	$74
U.S. 5-Year Treasury Note	104	Jun-2025	11,122	11,249	127
Ultra 10-Year U.S. Treasury Note	20	Jun-2025	2,274	2,283	9
			33,211	33,421	210
Short Contracts
U.S. 2-Year Treasury Note	(20)	Jun-2025	$(4,145)	$(4,144)	$1
U.S. 5-Year Treasury Note	(285)	Jun-2025	(30,847)	(30,825)	22
U.S. 10-Year Treasury Note	(151)	Jun-2025	(16,817)	(16,794)	23
U.S. 10-Year Treasury Note	(69)	Jun-2025	(7,533)	(7,674)	(141)
U.S. Long Treasury Bond	(155)	Jun-2025	(18,232)	(18,179)	53
U.S. Long Treasury Bond	(23)	Jun-2025	(2,672)	(2,698)	(26)
U.S. Ultra Long Treasury Bond	(54)	Jun-2025	(6,633)	(6,601)	32
Ultra 10-Year U.S. Treasury Note	(45)	Jun-2025	(5,069)	(5,136)	(67)
			(91,948)	(92,051)	(103)
			$(58,737)	$(58,630)	$107

A list of the open forward foreign currency contracts held by the Fund at March 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/09/25	EUR	464	USD	485	$(16)
Barclays PLC	04/09/25	USD	242	EUR	233	9
State Street	04/09/25	EUR	8,345	USD	8,610	(409)
State Street	05/28/25	ZAR	8,023	USD	429	(5)
State Street	06/04/25	GBP	831	USD	1,073	—
						$(421)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2025 is as follows:

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
ICE CD CDX.IG.541	1.00%	Quarterly	12/20/2028	$8,505	$164	$115	$49
ICE CD CHILE	1.00%	Quarterly	06/20/2030	210	4	4	–
ICE CD CXP.HY.534	5.00%	Quarterly	06/25/2025	6,092	54	(11)	65
ICE CD CXP.HY.543	5.00%	Quarterly	12/20/2029	3,050	162	276	(114)
ICE CD PERU	1.00%	Quarterly	06/20/2030	980	5	6	(1)
ICE CD PHILIPPINES	1.00%	Quarterly	06/20/2030	390	4	5	(1)
					$393	$395	$(2)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BZDIOVRA	13.25%	Monthly	01/02/2030	BRL	1,580	$(17)	$(6)	$(11)
BZDIOVRA	13.75%	Monthly	01/04/2027	BRL	11,700	(38)	(16)	(22)
5.5%	CLICP	Semi-Annually	09/17/2027	CLP	292,430	(4)	(3)	(1)
5.75%	CLICP	Semi-Annually	09/17/2035	CLP	157,670	(4)	(4)	–
8.25%	COOVIBR	Quarterly	09/17/2027	COP	2,871,370	–	(5)	5
COOVIBR	8.75%	Quarterly	09/17/2030	COP	824,620	–	4	(4)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
COOVIBR	9.25%	Quarterly	09/17/2035	COP	74,160	$–	$1	$(1)
MXIBTIEF	8.75%	Monthly	09/05/2035	MXN	8,040	10	7	3
MXIBTIEF	8.25%	Monthly	09/15/2027	MXN	14,450	6	4	2
8.75%	MXIBTIEF	Monthly	03/18/2026	MXN	78,710	(22)	(5)	(17)
CNRR007	1.5%	Quarterly	09/17/2027	CNY	28,150	(4)	(2)	(2)
1.5%	CNRR007	Quarterly	09/17/2030	CNY	8,050	4	5	(1)
3.5%	6-MONTH PRIBOR	Annually	09/17/2027	CZK	20,530	(2)	–	(2)
3.75%	6-MONTH PRIBOR	Annually	03/19/2035	CZK	2,210	–	1	(1)
2.25%	6-MONTH EUR	Annually	06/18/2028	EUR	1,620	–	5	(5)
2.25%	6-MONTH EUR	Annually	06/18/2030	EUR	860	7	9	(2)
2.25%	6-MONTH EUR	Annually	06/18/2032	EUR	2,620	50	54	(4)
6-MONTH EUR	2.5%	Semi-Annually	06/18/2035	EUR	190	(3)	(3)	–
3.5%	SONIO	Annually	06/18/2035	GBP	370	25	25	–
6.25%	6-MONTH HUF - BUBOR	Annually	09/17/2027	HUF	171,220	3	–	3
6.75%	6-MONTH HUF - BUBOR	Annually	09/17/2035	HUF	21,600	1	1	–
6.25%	IN00O/N Index	Annually	03/19/2026	INR	393,890	(7)	2	(9)
IN00O/N Index	6.0%	Semi-Annually	09/17/2027	INR	130,410	8	4	4
6.0%	IN00O/N Index	Semi-Annually	03/19/2030	INR	98,030	(7)	7	(14)
IN00O/N Index	6.0%	Semi-Annually	03/19/2028	INR	301,880	15	(8)	23
KWCDC	2.5%	Quarterly	09/17/2027	KRW	3,795,430	(1)	(3)	2
3.75%	KWCDC	Quarterly	09/17/2035	KRW	856,690	(56)	(51)	(5)
6-MONTH WIBOR	4.75%	Semi-Annually	09/17/2027	PLN	2,390	3	–	3
5.0%	6-MONTH WIBOR	Annually	09/17/2035	PLN	500	(1)	1	(2)
TTHORON	1.75%	Quarterly	09/17/2027	THB	5,150	–	–	–
2.0%	TTHORON	Quarterly	09/17/2030	THB	12,800	(4)	(4)	–
3.25%	SOFRRATE	Annually	06/18/2027	USD	6,750	51	73	(22)
SOFRRATE	3.25%	Annually	06/18/2032	USD	80	(3)	(3)	–
SOFRRATE	3.25%	Annually	06/18/2035	USD	1,590	(70)	(82)	12
7.75%	3-MONTH JIBAR	Quarterly	09/17/2027	ZAR	22,080	(2)	(3)	1
3-MONTH JIBAR	9.25%	Quarterly	09/17/2035	ZAR	2,840	4	3	1
						$(58)	$8	$(66)

Percentages are based on Net Assets of $520,458 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2025, the value of these securities amounted to $269,914 ($ Thousands), representing 51.9% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	Security is in default on interest payment.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	No interest rate available.
(H)	Zero coupon security.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	211,692	–	211,692
Asset-Backed Securities	–	71,868	–	71,868
Common Stock	68,132	–	971	69,103
Mortgage-Backed Securities	–	53,296	–	53,296
Sovereign Debt	–	42,587	–	42,587
Foreign Common Stock	29,104	145	–	29,249
Loan Participations	–	26,848	814	27,662
Exchange Traded Funds	6,068	–	–	6,068
Convertible Bonds	–	280	–	280
Municipal Bond	–	192	–	192
Warrants	–	43	–	43
Total Investments in Securities	103,304	406,951	1,785	512,040

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Income Fund (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	341	–	–	341
Unrealized Depreciation	(234)	–	–	(234)
Forward Contracts*
Unrealized Appreciation	–	9	–	9
Unrealized Depreciation	–	(430)	–	(430)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	114	–	114
Unrealized Depreciation	–	(116)	–	(116)
Interest Rate Swaps*
Unrealized Appreciation	–	59	–	59
Unrealized Depreciation	–	(125)	–	(125)
Total Other Financial Instruments	107	(489)	–	(382)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 51.4%
U.S. Treasury Bills ^
4.251%, 05/01/2025 (A)	$6,600	$6,577
4.247%, 05/08/2025 (A)	2,500	2,489
4.246%, 04/17/2025 (A)	10,700	10,680
4.246%, 04/24/2025 (A)	6,800	6,782
4.240%, 04/29/2025 (A)	700	698
4.236%, 04/03/2025 (A)	6,000	5,998
4.233%, 04/10/2025 (A)	7,000	6,992
4.229%, 05/29/2025 (A)	5,800	5,760
4.221%, 05/15/2025	2,300	2,288
4.210%, 05/22/2025	6,900	6,859
U.S. Treasury Inflation Protected Securities
0.750%, 07/15/2028	8,421	8,322
0.375%, 07/15/2027	99,421	98,281
0.250%, 07/15/2029	80,359	76,968
U.S. Treasury Notes ^
5.000%, 08/31/2025	900	902
4.875%, 05/31/2026	600	606
4.750%, 07/31/2025	1,000	1,001
4.500%, 04/15/2027	600	607
4.495%, USBMMY3M + 0.245%, 01/31/2026 (B)	9,600	9,613
4.455%, USBMMY3M + 0.205%, 10/31/2026 (B)	4,800	4,808
4.432%, USBMMY3M + 0.182%, 07/31/2026 (B)	1,700	1,702
4.420%, USBMMY3M + 0.170%, 10/31/2025 (B)	6,800	6,805
4.419%, USBMMY3M + 0.169%, 04/30/2025 (B)	8,000	8,000
4.400%, USBMMY3M + 0.150%, 04/30/2026 (B)	1,600	1,601
4.375%, USBMMY3M + 0.125%, 07/31/2025 (B)	4,200	4,201
4.375%, 08/15/2026	700	704
4.375%, 07/15/2027	600	606
4.348%, USBMMY3M + 0.098%, 01/31/2027 (B)	2,100	2,100
4.250%, 12/31/2026	1,100	1,106
4.250%, 01/15/2028	600	606
4.250%, 02/15/2028	1,200	1,212
4.000%, 02/15/2026	600	599
3.750%, 08/31/2026	600	598
3.375%, 09/15/2027	600	593

Total U.S. Treasury Obligations
(Cost $283,362) ($ Thousands)		286,664

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 27.4%

Communication Services — 2.1%
Alphabet Inc, Cl A	8,300	$1,284
Alphabet Inc, Cl C	6,858	1,071
AST SpaceMobile Inc, Cl A *	1,222	28
AT&T Inc (C)	61,444	1,738
Cinemark Holdings Inc	166	4
Cogent Communications Holdings Inc	527	32
Electronic Arts Inc	1,053	152
Frontier Communications Parent Inc *	2,250	81
GCI Liberty Inc *	1,700	—
Globalstar *	143	3
Iridium Communications Inc	1,267	35
Liberty Media Corp-Liberty Formula One, Cl C *	689	62
Liberty Media Corp-Liberty Live, Cl C *	164	11
Live Nation Entertainment Inc *	506	66
Lumen Technologies Inc *	5,944	23
Madison Square Garden Sports Corp *	17	3
Match Group Inc	615	19
Meta Platforms Inc, Cl A	3,058	1,763
Netflix Inc *	1,442	1,345
Pinterest Inc, Cl A *	908	28
ROBLOX Corp, Cl A *	1,798	105
Roku Inc, Cl A *	326	23
Spotify Technology SA *	494	272
Take-Two Interactive Software Inc, Cl A *	623	129
Telephone and Data Systems Inc	666	26
TKO Group Holdings Inc, Cl A	221	34
T-Mobile US Inc	4,142	1,105
Verizon Communications Inc	36,912	1,674
Walt Disney Co/The	6,091	601
Warner Bros Discovery Inc *(C)	8,800	94

		11,811
Consumer Staples — 6.8%
Albertsons Cos Inc, Cl A	5,173	114
Altria Group Inc (C)	20,353	1,222
Andersons Inc/The	211	9
Archer-Daniels-Midland Co	5,928	285
BellRing Brands Inc *	1,528	114
BJ's Wholesale Club Holdings Inc *	1,592	182
Boston Beer Co Inc/The, Cl A *	129	31
Brown-Forman Corp, Cl A	805	27
Brown-Forman Corp, Cl B	2,316	79
Bunge Global SA	1,765	135
Cal-Maine Foods Inc	472	43
Campbell Soup Co	2,382	95
Casey's General Stores Inc	434	188
Celsius Holdings Inc *	2,403	86
Central Garden & Pet Co, Cl A *	1,000	33
Chefs' Warehouse Inc/The *	278	15
Church & Dwight Co Inc	2,962	326
Clorox Co/The	1,528	225

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coca-Cola Co/The (C)	47,844	$3,427
Coca-Cola Consolidated Inc	80	108
Colgate-Palmolive Co	9,763	915
Conagra Brands Inc	6,279	167
Constellation Brands Inc, Cl A	1,976	363
Costco Wholesale Corp (C)	5,387	5,095
Coty Inc, Cl A *	5,808	32
Darling Ingredients Inc *	1,942	61
Dole PLC	1,506	22
Dollar General Corp	2,693	237
Dollar Tree Inc *	2,476	186
Edgewell Personal Care Co	821	26
elf Beauty Inc *	744	47
Energizer Holdings Inc	727	22
Estee Lauder Cos Inc/The, Cl A	3,047	201
Flowers Foods Inc	2,255	43
Fresh Del Monte Produce Inc	454	14
Freshpet Inc *	598	50
General Mills Inc	6,997	418
Grocery Outlet Holding Corp *	1,388	19
Herbalife Ltd *	1,741	15
Hershey Co/The	1,818	311
Hormel Foods Corp	3,409	105
Ingles Markets Inc, Cl A	244	16
Ingredion Inc	826	112
Inter Parfums Inc	162	18
J & J Snack Foods Corp	156	20
J M Smucker Co/The	1,248	148
Kellanova	3,272	270
Kenvue Inc	23,215	557
Keurig Dr Pepper Inc	13,818	473
Kimberly-Clark Corp	4,045	575
Kraft Heinz Co/The	10,917	332
Kroger Co/The	8,042	544
Lamb Weston Holdings Inc	1,920	102
Lancaster Colony Corp	244	43
Maplebear Inc *	2,294	91
McCormick & Co Inc/MD	3,058	252
Molson Coors Beverage Co, Cl B	2,673	163
Mondelez International Inc, Cl A	16,601	1,126
Monster Beverage Corp *	8,352	489
National Beverage Corp, Cl A	541	22
PepsiCo Inc (C)	17,044	2,556
Performance Food Group Co *	1,899	149
Philip Morris International Inc (C)	19,126	3,036
Pilgrim's Pride Corp *	314	17
Post Holdings Inc *	597	69
PriceSmart Inc	400	35
PRIMO BRANDS CORP	1,959	69
Procter & Gamble Co/The (C)	28,972	4,937
Reynolds Consumer Products Inc	300	7
Seaboard Corp	3	8
Simply Good Foods Co/The *	1,041	36

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spectrum Brands Holdings Inc	378	$27
Sprouts Farmers Market Inc *	1,245	190
Sysco Corp, Cl A	6,180	464
Target Corp, Cl A	5,730	598
TreeHouse Foods Inc *	904	24
Turning Point Brands Inc	52	3
Tyson Foods Inc, Cl A (C)	3,479	222
United Natural Foods Inc *	366	10
Universal Corp/VA	297	17
US Foods Holding Corp *	2,743	179
Utz Brands Inc	263	4
Vita Coco Co Inc/The *	271	8
Vital Farms Inc *	396	12
Walgreens Boots Alliance Inc	9,920	111
Walmart Inc (C)	53,085	4,660
WD-40 Co	161	39
Weis Markets Inc	91	7
WK Kellogg Co	1,163	23

		37,963
Energy — 7.2%
Antero Midstream Corp	6,082	109
Antero Resources Corp *	5,298	214
APA Corp	7,152	150
Archrock Inc	3,029	80
Aris Water Solutions Inc, Cl A	1,388	44
Atlas Energy Solutions Inc, Cl A	1,496	27
Baker Hughes Co, Cl A	19,302	848
Bristow Group Inc *	800	25
Cactus Inc, Cl A	1,176	54
California Resources Corp	1,378	61
Centrus Energy Corp, Cl A *	300	19
ChampionX Corp	3,958	118
Cheniere Energy Inc	4,206	973
Chesapeake Energy Corp	4,628	515
Chevron Corp (C)	34,003	5,688
Chord Energy Corp	1,125	127
Civitas Resources Inc	1,999	70
Clean Energy Fuels Corp *	5,002	8
CNX Resources Corp *	2,800	88
Comstock Resources Inc *	2,287	47
ConocoPhillips (C)	25,701	2,699
CONSOL Energy	1,565	121
Core Laboratories	900	14
Coterra Energy Inc	14,230	411
Crescent Energy, Cl A	3,244	36
CVR Energy Inc	994	19
Delek US Holdings Inc	1,529	23
Devon Energy Corp	12,337	461
DHT Holdings Inc	1,587	17
Diamondback Energy Inc, Cl A	3,686	589
Diversified Energy	1,377	19
Dorian LPG Ltd	593	13
DT Midstream Inc	1,887	182

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy Fuels Inc/Canada *	4,600	$17
EOG Resources Inc	11,803	1,514
EQT Corp	11,487	614
Expro Group Holdings NV *	2,400	24
Exxon Mobil Corp (C)	88,582	10,535
Green Plains Inc *	1,400	7
Gulfport Energy Corp *	196	36
Halliburton Co	20,410	518
Helix Energy Solutions Group Inc *	3,440	29
Helmerich & Payne Inc	2,059	54
Hess Corp	5,515	881
HF Sinclair Corp	3,123	103
Innovex International Inc *	1,031	19
International Seaways Inc	672	22
Kinder Morgan Inc	37,701	1,076
Kinetik Holdings, Cl A	621	32
Kodiak Gas Services Inc	730	27
Liberty Energy Inc, Cl A	3,093	49
Magnolia Oil & Gas Corp, Cl A	3,302	83
Marathon Petroleum Corp (C)	6,517	949
Matador Resources Co	2,363	121
Murphy Oil Corp	2,935	83
Nabors Industries Ltd *	221	9
New Fortress Energy Inc, Cl A	1,810	15
Newpark Resources Inc, Cl A *	3,000	17
NextDecade *	922	7
Noble Corp PLC	2,706	64
Nordic American Tankers Ltd	7,200	18
Northern Oil & Gas Inc	1,690	51
NOV Inc	7,595	116
Occidental Petroleum Corp	13,417	662
Oceaneering International Inc, Cl A *	1,783	39
ONEOK Inc	11,242	1,115
Ovintiv Inc	5,200	223
Par Pacific Holdings Inc *	1,614	23
Patterson-UTI Energy Inc	7,317	60
PBF Energy Inc, Cl A	2,258	43
Peabody Energy Corp	2,767	38
Permian Resources Corp, Cl A	13,011	180
Phillips 66	8,026	991
ProPetro Holding Corp *	721	5
Range Resources Corp	4,526	181
REX American Resources Corp *	327	12
RPC Inc	532	3
Sable Offshore *	1,679	43
Schlumberger NV, Cl A	27,494	1,149
Select Water Solutions Inc, Cl A	2,495	26
Sitio Royalties Corp, Cl A	1,104	22
SM Energy Co	2,349	70
Solaris Energy Infrastructure Inc, Cl A	638	14
Talos Energy Inc *	2,600	25
Targa Resources Corp	4,209	844
Texas Pacific Land Corp	360	477

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tidewater Inc *	969	$41
Transocean Ltd *	16,402	52
Uranium Energy *	8,546	41
Valaris *	1,119	44
Valero Energy Corp (C)	6,344	838
Viper Energy Inc, Cl A	2,972	134
Vital Energy *	438	9
Vitesse Energy Inc	119	3
Weatherford International PLC	1,489	80
Williams Cos Inc/The	23,303	1,393
World Kinect Corp	961	27

		39,866
Health Care — 5.4%
10X Genomics Inc, Cl A *	859	7
Abbott Laboratories	8,555	1,135
AbbVie Inc	8,984	1,882
Acadia Healthcare Co Inc, Cl A *	322	10
ACADIA Pharmaceuticals Inc *	108	2
Addus HomeCare Corp *	8	1
ADMA Biologics Inc *	787	16
Agilent Technologies Inc	1,430	167
Agios Pharmaceuticals Inc *	163	5
Akero Therapeutics Inc *	1,357	55
Align Technology Inc *	367	58
Alkermes PLC *	624	21
Alnylam Pharmaceuticals Inc *	612	165
Amedisys Inc *	244	23
Amgen Inc, Cl A (C)	2,732	851
Amicus Therapeutics Inc *	2,000	16
Apellis Pharmaceuticals Inc *	667	15
Apogee Therapeutics Inc *	37	1
Arcellx Inc *	1,014	66
Arrowhead Pharmaceuticals Inc *	530	7
Avantor Inc *	3,200	52
Avidity Biosciences Inc *	662	20
Axsome Therapeutics Inc *	412	48
Azenta Inc *	78	3
Baxter International Inc (C)	3,479	119
Beam Therapeutics *	30	1
Becton Dickinson & Co	1,493	342
Biogen Inc *	731	100
Biohaven Ltd *	524	13
BioMarin Pharmaceutical Inc *	917	65
Bio-Rad Laboratories Inc, Cl A *	73	18
Bio-Techne Corp	800	47
Blueprint Medicines Corp *	389	34
Boston Scientific Corp *	7,271	733
Bridgebio Pharma Inc *	700	24
Bristol-Myers Squibb Co	10,025	611
Bruker Corp	410	17
Cardinal Health Inc	1,160	160
Catalyst Pharmaceuticals Inc *	494	12
Cencora Inc, Cl A	762	212

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Centene Corp *	2,464	$150
Charles River Laboratories International Inc *	256	39
Chemed Corp	80	49
Cigna Group/The	1,495	492
Concentra Group Holdings Parent Inc	267	6
CONMED Corp	152	9
Cooper Cos Inc/The *	1,045	88
Corcept Therapeutics Inc *	270	31
CorVel Corp *	40	4
Crinetics Pharmaceuticals Inc *	500	17
CVS Health Corp	6,798	461
Cytokinetics Inc *	767	31
Danaher Corp, Cl A	3,274	671
DaVita Inc *	285	44
Denali Therapeutics Inc *	876	12
DENTSPLY SIRONA Inc	1,315	20
Dexcom Inc *	1,927	132
Doximity Inc, Cl A *	727	42
Dyne Therapeutics Inc *	678	7
Edgewise Therapeutics Inc *	226	5
Edwards Lifesciences Corp, Cl A *	4,284	310
Elanco Animal Health Inc *	3,057	32
Elevance Health Inc	1,168	508
Eli Lilly & Co	3,978	3,285
Encompass Health Corp	577	58
Enovis Corp *	272	10
Ensign Group Inc/The	243	31
Envista Holdings Corp *	1,312	23
Exact Sciences Corp *	827	36
Exelixis Inc *	1,535	57
GE HealthCare Technologies Inc	2,582	208
Geron Corp *	1,635	3
Gilead Sciences Inc (C)	6,261	702
Glaukos Corp *	300	29
Globus Medical Inc, Cl A *	616	45
Guardant Health Inc *	1,327	57
Haemonetics Corp *	158	10
Halozyme Therapeutics Inc *	435	28
HCA Healthcare Inc	1,040	359
HealthEquity Inc *	338	30
Henry Schein Inc *	488	33
Hims & Hers Health Inc *	884	26
Hologic Inc *	1,055	65
Humana Inc	554	147
ICU Medical Inc *	61	8
Ideaya Biosciences Inc *	212	3
IDEXX Laboratories Inc *	401	168
Illumina Inc *	717	57
Incyte Corp *	767	46
Insmed Inc *	869	66
Inspire Medical Systems Inc *	236	38
Insulet Corp *	342	90

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Integer Holdings Corp *	165	$19
Intra-Cellular Therapies Inc, Cl A *	567	75
Intuitive Surgical Inc *	1,786	885
Ionis Pharmaceuticals Inc *	841	25
Iovance Biotherapeutics Inc *	2,168	7
IQVIA Holdings Inc *	883	156
iRhythm Technologies Inc *	53	6
Jazz Pharmaceuticals PLC *	367	46
Johnson & Johnson	12,129	2,011
Krystal Biotech Inc *	499	90
Kymera Therapeutics *	39	1
Labcorp Holdings Inc	377	88
Lantheus Holdings Inc *	298	29
LeMaitre Vascular Inc	122	10
Ligand Pharmaceuticals Inc *	159	17
LivaNova PLC *	414	16
Madrigal Pharmaceuticals Inc *	108	36
Masimo Corp *	167	28
McKesson Corp	618	416
Medpace Holdings Inc *	101	31
Medtronic PLC	6,447	579
Merck & Co Inc	12,525	1,124
Merit Medical Systems Inc *	239	25
Mettler-Toledo International Inc *	108	128
Mirati Therapeutics *	600	—
Moderna Inc *	1,712	49
Molina Healthcare Inc *	283	93
Natera Inc *	672	95
Neogen Corp, Cl B *	1,762	15
NeoGenomics Inc *	802	8
Neurocrine Biosciences Inc *	478	53
Novocure Ltd *	432	8
Nuvalent Inc, Cl A *	301	21
Option Care Health Inc *	1,055	37
Organon & Co	1,600	24
Patterson Cos Inc	151	5
Penumbra Inc *	187	50
Perrigo Co PLC	900	25
Pfizer Inc	29,034	736
Premier Inc, Cl A	769	15
Prestige Consumer Healthcare Inc, Cl A *	315	27
Privia Health Group Inc *	103	2
PROCEPT BioRobotics Corp *	113	7
Protagonist Therapeutics Inc *	259	12
PTC Therapeutics Inc *	419	21
QIAGEN NV	1,021	41
Quest Diagnostics Inc	546	92
QuidelOrtho Corp *	400	14
RadNet Inc *	251	12
Regeneron Pharmaceuticals Inc	528	335
Repligen Corp *	337	43
ResMed Inc	752	168
REVOLUTION Medicines Inc *	855	30

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Revvity Inc	641	$68
Rhythm Pharmaceuticals Inc *	117	6
Roivant Sciences Ltd *	2,000	20
Royalty Pharma PLC, Cl A	1,803	56
Sarepta Therapeutics Inc *	356	23
Scholar Rock Holding Corp *	375	12
Select Medical Holdings Corp	800	13
Solventum Corp *	804	61
Sotera Health Co *	203	2
SpringWorks Therapeutics Inc *	947	42
STERIS PLC	520	118
Stryker Corp	1,847	688
Surgery Partners Inc *	75	2
Tandem Diabetes Care Inc *	581	11
Teleflex Inc	214	30
Tenet Healthcare Corp *	531	71
TG Therapeutics Inc *	448	18
Thermo Fisher Scientific Inc	1,998	994
TransMedics Group Inc *	170	11
Twist Bioscience Corp *	257	10
Ultragenyx Pharmaceutical Inc *	500	18
United Therapeutics Corp *	210	65
UnitedHealth Group Inc (C)	4,640	2,430
Universal Health Services Inc, Cl B	288	54
Vaxcyte Inc *	706	27
Veeva Systems Inc, Cl A *	706	164
Veracyte Inc *	222	7
Vericel Corp *	97	4
Vertex Pharmaceuticals Inc *	1,281	621
Viatris Inc, Cl W	5,882	51
Viking Therapeutics Inc *	707	17
Waters Corp *	300	111
Waystar Holding Corp *	752	28
West Pharmaceutical Services Inc	347	78
Zimmer Biomet Holdings Inc	1,033	117
Zoetis Inc, Cl A	2,231	367

		30,313
Information Technology — 1.8%
Adobe Inc *	795	305
Akamai Technologies Inc *	158	13
Amdocs Ltd	208	19
ANSYS Inc *	133	42
AppLovin Corp, Cl A *	435	115
Atlassian Corp, Cl A *	329	70
Aurora Innovation Inc, Cl A *	4,736	32
Autodesk Inc, Cl A *	494	129
Bentley Systems Inc, Cl B	1,116	44
BILL Holdings Inc *	267	12
Cadence Design Systems Inc *	575	146
Cloudflare Inc, Cl A *	714	80
Cognizant Technology Solutions Corp, Cl A	890	68
CommVault Systems Inc *	68	11
Confluent Inc, Cl A *	600	14

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Crowdstrike Holdings Inc, Cl A *	434	$153
Datadog Inc, Cl A *	535	53
DocuSign Inc, Cl A *	300	24
Dropbox Inc, Cl A *	112	3
Dynatrace Inc *	616	29
Elastic NV *	74	7
EPAM Systems Inc *	212	36
Fair Isaac Corp *	38	70
Fortinet Inc *	1,137	109
Gartner Inc *	110	46
Gen Digital Inc	1,074	29
Gitlab Inc, Cl A *	103	5
Globant SA *	100	12
GoDaddy Inc, Cl A *	235	42
Guidewire Software Inc, Cl Z *	128	24
HubSpot Inc *	80	46
International Business Machines Corp	1,614	401
Intuit Inc	498	306
Kyndryl Holdings Inc *	176	6
Manhattan Associates Inc *	91	16
Microsoft Corp (C)	12,755	4,788
MicroStrategy Inc, Cl A *	297	86
MongoDB Inc, Cl A *	146	26
Nutanix Inc, Cl A *	339	24
Okta Inc, Cl A *	174	18
Oracle Corp, Cl B	2,812	393
Palantir Technologies Inc, Cl A *	3,700	312
Palo Alto Networks Inc *	1,180	201
Procore Technologies Inc *	111	7
PTC Inc *	238	37
Q2 Holdings Inc *	182	15
Qualys Inc *	95	12
Roper Technologies Inc	174	103
Salesforce Inc	1,663	446
SentinelOne Inc, Cl A *	366	7
ServiceNow Inc *	366	291
Snowflake Inc, Cl A *	526	77
SPS Commerce Inc *	139	18
Synopsys Inc *	357	153
Tenable Holdings Inc *	368	13
Twilio Inc, Cl A *	193	19
Tyler Technologies Inc *	71	41
UiPath Inc, Cl A *	1,200	12
Unity Software Inc *	587	11
VeriSign Inc *	102	26
Workday Inc, Cl A *	324	76
Zoom Video Communications Inc, Cl A *	390	29
Zscaler Inc *	134	27

		9,785
Real Estate — 2.7%
Acadia Realty Trust ‡	789	17
Agree Realty Corp ‡	1,161	90
Alexander & Baldwin Inc ‡	909	16

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alexandria Real Estate Equities Inc ‡	2,199	$203
American Assets Trust Inc ‡	4,544	91
American Healthcare REIT Inc ‡	1,947	59
American Homes 4 Rent, Cl A ‡	3,731	141
American Tower Corp, Cl A ‡	4,802	1,045
Americold Realty Trust Inc ‡	3,020	65
Apartment Investment and Management Co, Cl A ‡	456	4
Apple Hospitality REIT Inc ‡	1,927	25
AvalonBay Communities Inc ‡	1,436	308
Brixmor Property Group Inc ‡	2,829	75
Broadstone Net Lease Inc, Cl A ‡	2,601	44
BXP Inc ‡	1,733	116
Camden Property Trust ‡	972	119
CareTrust REIT Inc ‡	1,850	53
CBRE Group Inc, Cl A *	3,069	401
Centerspace ‡	271	18
Compass Inc, Cl A *	2,642	23
COPT Defense Properties ‡	1,245	34
CoStar Group Inc *	4,318	342
Cousins Properties Inc ‡	2,006	59
Crown Castle Inc ‡	4,347	453
CubeSmart ‡	2,505	107
Curbline Properties ‡	1,134	27
Cushman & Wakefield PLC *	2,803	29
DiamondRock Hospitality Co ‡	2,869	22
Digital Realty Trust Inc, Cl A ‡	3,497	501
Douglas Emmett Inc ‡	2,051	33
Easterly Government Properties Inc, Cl A ‡	1,801	19
EastGroup Properties Inc ‡	559	98
Elme Communities ‡	1,207	21
Empire State Realty Trust Inc, Cl A ‡	1,063	8
EPR Properties, Cl A ‡	936	49
Equinix Inc ‡	1,000	815
Equity LifeStyle Properties Inc ‡	1,918	128
Equity Residential ‡	3,989	286
Essential Properties Realty Trust Inc ‡	2,120	69
Essex Property Trust Inc ‡	630	193
eXp World Holdings Inc	250	2
Extra Space Storage Inc ‡	2,122	315
Federal Realty Investment Trust ‡	796	78
First Industrial Realty Trust Inc ‡	1,291	70
Four Corners Property Trust Inc ‡	763	22
Gaming and Leisure Properties Inc ‡	2,654	135
Getty Realty Corp ‡	790	25
Global Net Lease Inc ‡	2,522	20
Healthcare Realty Trust Inc, Cl A ‡	3,619	61
Healthpeak Properties Inc ‡	7,557	153
Highwoods Properties Inc ‡	761	23
Host Hotels & Resorts Inc ‡	6,945	99
Howard Hughes Holdings Inc *	413	31
Independence Realty Trust Inc ‡	2,051	44
Innovative Industrial Properties Inc, Cl A ‡	353	19

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
InvenTrust Properties Corp ‡	1,081	$32
Invitation Homes Inc ‡	5,889	205
Iron Mountain Inc ‡	2,883	248
JBG SMITH Properties ‡	1,501	24
Jones Lang LaSalle Inc *	458	114
Kennedy-Wilson Holdings Inc	2,200	19
Kilroy Realty Corp ‡	979	32
Kimco Realty Corp ‡	7,105	151
Kite Realty Group Trust ‡	2,232	50
Lamar Advertising Co, Cl A ‡	911	104
Lineage Inc ‡	728	43
LTC Properties Inc ‡	365	13
LXP Industrial Trust, Cl B ‡	4,162	36
Macerich Co/The ‡	2,922	50
Marcus & Millichap Inc	315	11
Medical Properties Trust Inc ‡	4,477	27
Mid-America Apartment Communities Inc ‡	1,148	192
MILLROSE PROPERTIES *	3,593	95
National Health Investors Inc ‡	336	25
National Storage Affiliates Trust ‡	723	28
NETSTREIT Corp ‡	6,609	105
Newmark Group Inc, Cl A	1,019	12
NexPoint Residential Trust Inc ‡	237	9
NNN REIT Inc ‡	1,880	80
Omega Healthcare Investors Inc ‡	2,858	109
Opendoor Technologies Inc *	6,500	7
Outfront Media ‡	1,930	31
Paramount Group Inc ‡	3,062	13
Park Hotels & Resorts Inc ‡	1,612	17
Pebblebrook Hotel Trust ‡	2,088	21
Phillips Edison & Co Inc ‡	1,007	37
Piedmont Office Realty Trust Inc, Cl A ‡	305	2
PotlatchDeltic Corp ‡	633	29
Prologis Inc ‡	9,438	1,055
Public Storage ‡	1,659	497
Rayonier Inc ‡	1,382	39
Realty Income Corp ‡	8,796	510
Redfin Corp *	2,375	22
Regency Centers Corp ‡	1,997	147
Rexford Industrial Realty Inc ‡	2,431	95
RLJ Lodging Trust ‡	2,622	21
Ryman Hospitality Properties Inc ‡	581	53
Sabra Health Care REIT Inc ‡	2,235	39
SBA Communications Corp, Cl A ‡	1,097	241
Simon Property Group Inc ‡	3,071	510
SITE Centers Corp ‡	567	7
SL Green Realty Corp ‡	768	44
St Joe Co/The	275	13
STAG Industrial Inc ‡	1,926	70
Sun Communities Inc ‡	1,220	157
Sunstone Hotel Investors Inc ‡	1,665	16
Tanger Inc ‡	1,256	42
Terreno Realty Corp ‡	854	54

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UDR Inc ‡	3,140	$142
Uniti Group Inc ‡	4,350	22
Urban Edge Properties ‡	1,047	20
Ventas Inc ‡	4,438	305
Veris Residential Inc ‡	1,108	19
VICI Properties Inc, Cl A ‡	10,671	348
Vornado Realty Trust ‡	1,592	59
Welltower Inc ‡	6,296	965
Weyerhaeuser Co ‡	7,404	217
WP Carey Inc ‡	2,384	150
Xenia Hotels & Resorts Inc ‡	1,562	18
Zillow Group Inc, Cl A *	403	27
Zillow Group Inc, Cl C *	1,545	106

		15,304
Utilities — 1.4%
AES Corp/The	4,443	55
ALLETE Inc	292	19
Alliant Energy Corp	1,429	92
Ameren Corp	1,496	150
American Electric Power Co Inc	3,010	329
American States Water Co	128	10
American Water Works Co Inc	1,153	170
Atmos Energy Corp	974	151
Avista Corp	554	23
Black Hills Corp, Cl A	352	21
California Water Service Group, Cl A	357	17
CenterPoint Energy Inc	3,489	126
Chesapeake Utilities Corp	200	26
Clearway Energy Inc, Cl C	542	16
CMS Energy Corp	1,763	132
Consolidated Edison Inc	1,942	215
Constellation Energy Corp	1,886	380
Dominion Energy Inc	4,826	271
DTE Energy Co	1,209	167
Duke Energy Corp	4,509	550
Edison International	2,219	131
Entergy Corp	2,588	221
Essential Utilities Inc	2,337	92
Evergy Inc	1,296	89
Eversource Energy	2,247	140
Exelon Corp	5,681	262
FirstEnergy Corp	3,444	139
Hawaiian Electric Industries Inc *	1,410	16
IDACORP Inc, Cl A	408	47
MDU Resources Group Inc	1,542	26
MGE Energy Inc	134	13
National Fuel Gas Co	439	35
New Jersey Resources Corp	445	22
NextEra Energy Inc	12,049	854
NiSource Inc	2,506	101
Northwest Natural Holding Co	3	—
Northwestern Energy Group Inc	312	18
NRG Energy Inc	1,196	114

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OGE Energy Corp	1,237	$57
ONE Gas Inc	343	26
Ormat Technologies Inc	400	28
Otter Tail Corp	200	16
PG&E Corp	12,884	221
Pinnacle West Capital Corp	659	63
Portland General Electric Co	857	38
PPL Corp	4,394	159
Public Service Enterprise Group Inc	2,828	233
Sempra	4,294	307
SJW Group	212	12
Southern Co/The	6,400	589
Southwest Gas Holdings Inc	387	28
Spire Inc	419	33
TXNM Energy	320	17
UGI Corp	1,084	36
Vistra Corp	2,020	237
WEC Energy Group Inc	1,894	206
Xcel Energy Inc	3,282	232

		7,778
Total Common Stock
(Cost $72,212) ($ Thousands)		152,820
	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 8.2%
Communication Services — 0.3%
DISH DBS
5.250%, 12/01/2026 (D)	$715	656
Prosus
3.680%, 01/21/2030	343	317
Time Warner Cable
4.500%, 09/15/2042	330	251
Warnermedia Holdings
3.755%, 03/15/2027	458	447

		1,671

Consumer Discretionary — 1.0%
American Honda Finance
4.800%, 03/05/2030	416	415
BMW US Capital
4.650%, 03/19/2027 (D)	411	412
Ford Motor
3.250%, 02/12/2032	434	358
Ford Motor Credit
7.350%, 11/04/2027	204	211
General Motors Financial
5.750%, 02/08/2031	478	482
Harley-Davidson Financial Services
3.050%, 02/14/2027 (D)	700	672
Hilton Domestic Operating
5.875%, 04/01/2029 (D)	378	379

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hyundai Capital America
6.100%, 09/21/2028 (D)	$223	$231
5.275%, 06/24/2027 (D)	84	85
5.250%, 01/08/2027 (D)	127	128
LG Energy Solution
5.375%, 04/02/2030 (D)	682	681
Marriott International
5.750%, 05/01/2025	68	68
5.300%, 05/15/2034	140	140
4.900%, 04/15/2029	309	311
MDC Holdings
6.000%, 01/15/2043	389	381
Volkswagen Group of America Finance
5.050%, 03/27/2028 (D)	411	411
Wynn Macau
5.625%, 08/26/2028 (D)	348	335

		5,700

Consumer Staples — 0.7%
Altria Group
3.400%, 05/06/2030	745	696
Cargill
5.125%, 10/11/2032 (D)	239	241
Cencosud
5.950%, 05/28/2031 (D)	200	204
ERAC USA Finance
4.600%, 05/01/2028 (D)	278	279
General Mills
4.875%, 01/30/2030	296	297
4.700%, 01/30/2027	134	134
Imperial Brands Finance MTN
5.875%, 07/01/2034 (D)	446	452
Philip Morris International
5.625%, 11/17/2029	110	115
5.375%, 02/15/2033	549	560
4.875%, 02/13/2026	582	583
Tyson Foods
5.700%, 03/15/2034	129	132
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D)(E)	660	1

		3,694

Energy — 0.7%
Continental Resources
2.268%, 11/15/2026 (D)	1,050	1,007
Devon Energy
5.200%, 09/15/2034	440	424
Ecopetrol
8.625%, 01/19/2029	512	543
Occidental Petroleum
6.625%, 09/01/2030	133	139
5.375%, 01/01/2032	147	145
5.200%, 08/01/2029	140	140

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oleoducto Central
4.000%, 07/14/2027 (D)	$221	$214
ONEOK
6.050%, 09/01/2033	203	211
ONEOK Partners
6.125%, 02/01/2041	63	64
Var Energi
8.000%, 11/15/2032 (D)	403	453
7.500%, 01/15/2028 (D)	314	333

		3,673

Financials — 3.0%
ABN AMRO Bank MTN
4.750%, 07/28/2025 (D)	269	268
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (B)	259	270
American Express
5.098%, SOFRRATE + 1.000%, 02/16/2028 (B)	474	480
Athene Global Funding
5.620%, 05/08/2026 (D)	183	185
5.583%, 01/09/2029 (D)	21	21
5.526%, 07/11/2031 (D)	10	10
2.717%, 01/07/2029 (D)	59	55
2.550%, 11/19/2030 (D)	36	32
1.985%, 08/19/2028 (D)	155	141
Aviation Capital Group
4.875%, 10/01/2025 (D)	182	182
4.125%, 08/01/2025 (D)	6	6
3.500%, 11/01/2027 (D)	110	106
1.950%, 01/30/2026 (D)	480	469
1.950%, 09/20/2026 (D)	153	147
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (B)	200	225
Banco Santander
6.921%, 08/08/2033	400	424
Bank of Ireland Group
5.601%, SOFRRATE + 1.620%, 03/20/2030 (B)(D)	212	217
Barclays
5.674%, SOFRRATE + 1.490%, 03/12/2028 (B)	216	220
5.335%, SOFRRATE + 1.910%, 09/10/2035 (B)	213	208
BPCE
6.508%, SOFRRATE + 2.791%, 01/18/2035 (B)(D)	483	496
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/2027 (B)(D)	343	353

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.037%, SOFRRATE + 2.260%, 06/15/2035 (B)(D)		$200	$206
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (B)		486	508
Charles Schwab
4.000%, H15T5Y + 3.168%(B)(F)		756	737
Citigroup
7.625%, H15T5Y + 3.211%(B)(F)		16	17
4.542%, SOFRRATE + 1.338%, 09/19/2030 (B)		439	433
Credit Agricole MTN
6.251%, SOFRRATE + 2.670%, 01/10/2035 (B)(D)		324	331
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (B)(D)		217	214
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/2027 (B)		177	182
2.129%, SOFRRATE + 1.870%, 11/24/2026 (B)		347	341
Discover Bank
5.974%, USISOA05 + 1.730%, 08/09/2028 (B)		475	485
Goldman Sachs Group
4.125%, H15T5Y + 2.949%(B)(F)		328	318
HSBC Holdings
5.597%, SOFRRATE + 1.060%, 05/17/2028 (B)		453	460
Intesa Sanpaolo
7.200%, 11/28/2033 (D)		327	363
Lloyds Banking Group
7.500%, USISDA05 + 4.496%(B)(F)		735	738
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)		324	328
4.976%, H15T1Y + 2.300%, 08/11/2033 (B)		404	396
Mastercard
4.550%, 01/15/2035		315	307
Moody's
5.000%, 08/05/2034		231	230
Morgan Stanley
0.406%, 10/29/2027 (B)	EUR	480	500
Morgan Stanley MTN
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)		$3	2
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(D)		319	309
NatWest Group
3.032%, H15T5Y + 2.350%, 11/28/2035 (B)		208	184

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Principal Life Global Funding II
5.100%, 01/25/2029 (D)		$311	$316
S&P Global
4.250%, 05/01/2029		166	165
Santander Holdings USA
5.741%, SOFRRATE + 1.878%, 03/20/2031 (B)		199	200
5.473%, SOFRRATE + 1.610%, 03/20/2029 (B)		7	7
Santander UK Group Holdings
5.694%, SOFRINDX + 1.524%, 04/15/2031 (B)		208	212
Societe Generale
5.519%, H15T1Y + 1.500%, 01/19/2028 (B)(D)		282	285
Standard Chartered
3.971%, H15T1Y + 1.650%, 03/30/2026 (B)(D)		–	–
Sumitomo Mitsui Financial Group
5.316%, 07/09/2029		232	237
Sumitomo Mitsui Trust Bank MTN
4.450%, 09/10/2027 (D)		203	203
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(B)(F)		800	719
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (B)		200	198
Synchrony Financial
5.450%, SOFRRATE + 1.680%, 03/06/2031 (B)		132	131
Toronto-Dominion Bank
5.298%, 01/30/2032		186	189
5.146%, H15T5Y + 1.500%, 09/10/2034 (B)		153	152
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (B)		419	421
UniCredit
2.569%, H15T1Y + 2.300%, 09/22/2026 (B)(D)		519	513
Wells Fargo MTN
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)		754	676

			16,728

Health Care — 0.1%
Organon & Co
2.875%, 04/30/2028	EUR	200	206
Roche Holdings
4.203%, 09/09/2029 (D)		$440	438

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Viatris
2.700%, 06/22/2030		$167	$145

			789

Industrials — 0.9%
Axon Enterprise
6.250%, 03/15/2033 (D)		162	164
6.125%, 03/15/2030 (D)		222	224
Boeing
3.250%, 02/01/2028		227	218
Caterpillar Financial Services
4.450%, 10/16/2026		441	443
Delta Air Lines
4.750%, 10/20/2028 (D)		475	473
4.500%, 10/20/2025 (D)		102	102
ENA Master Trust
4.000%, 05/19/2048 (D)		272	201
Honeywell International
4.125%, 11/02/2034	EUR	810	898
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$183	184
4.350%, 04/05/2036 (D)		182	170
Mileage Plan IP
5.021%, 10/20/2029 (D)		48	47
Quikrete Holdings
6.375%, 03/01/2032 (D)		194	195
Regal Rexnord
6.050%, 02/15/2026		789	795
Republic Services
4.750%, 07/15/2030		411	413
Waste Management
4.500%, 03/15/2028		436	439
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		141	140

			5,106

Information Technology — 0.3%
Broadcom
5.050%, 07/12/2027		170	172
4.150%, 02/15/2028		110	109
Dell International
5.500%, 04/01/2035		275	275
5.300%, 04/01/2032		135	136
Hewlett Packard Enterprise
4.400%, 09/25/2027		179	178
NXP BV
5.550%, 12/01/2028		317	325
Oracle
5.500%, 08/03/2035		345	348
TSMC Arizona
3.875%, 04/22/2027		406	402

			1,945

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Materials — 0.2%
Braskem Netherlands Finance BV
8.000%, 10/15/2034 (D)	$236	$226
Freeport Indonesia MTN
4.763%, 04/14/2027 (D)	243	241
Glencore Funding
6.500%, 10/06/2033 (D)	56	60
5.338%, 04/04/2027 (D)	143	145
5.186%, 04/01/2030 (D)	77	77
4.907%, 04/01/2028 (D)	178	179
Volcan Cia Minera SAA
8.750%, 01/24/2030 (D)	81	80

		1,008

Real Estate — 0.1%
American Tower
5.200%, 02/15/2029	212	215
3.650%, 03/15/2027	130	128

		343

Utilities — 0.9%
Aegea Finance Sarl
6.750%, 05/20/2029	223	221
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (D)	288	257
Alexander Funding Trust II
7.467%, 07/31/2028 (D)	104	111
American Electric Power
6.950%, H15T5Y + 2.675%, 12/15/2054 (B)	275	280
CenterPoint Energy Houston Electric
5.050%, 03/01/2035	400	397
4.950%, 04/01/2033	36	36
Chile Electricity Lux Mpc II Sarl
5.672%, 10/20/2035 (D)	202	202
5.580%, 10/20/2035 (D)	431	431
Comision Federal de Electricidad
4.688%, 05/15/2029 (D)	268	257
Duke Energy Carolinas NC Storm Funding
2.617%, 07/01/2041	403	317
Electricite de France
9.125%, H15T5Y + 5.411%(B)(D)(F)	238	268
Engie Energia Chile
6.375%, 04/17/2034 (D)	200	206
3.400%, 01/28/2030	390	355
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041 (D)	243	240
Israel Electric MTN
4.250%, 08/14/2028 (D)	441	428
Kallpa Generacion
5.875%, 01/30/2032 (D)	208	212

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Niagara Mohawk Power
5.290%, 01/17/2034 (D)	$146	$144
Pacific Gas and Electric
5.550%, 05/15/2029	73	74
Terraform Global Operating
6.125%, 03/01/2026 (D)	34	34
Vistra
7.000%, H15T5Y + 5.740%(B)(D)(F)	286	289
Vistra Operations
6.950%, 10/15/2033 (D)	199	214

		4,973

Total Corporate Obligations
(Cost $46,071) ($ Thousands)		45,630

MORTGAGE-BACKED SECURITIES — 3.8%
Agency Mortgage-Backed Obligations — 0.5%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
1.687%, 06/15/2047(B)	856	104
FHLMC CMO, Ser 2020-4981, Cl HS, IO
1.646%, 06/25/2050(B)	1,679	186
FNMA
3.000%, 02/01/2052	1,936	1,695
FNMA CMO, Ser 2014-78, Cl SE, IO
1.646%, 12/25/2044(B)	605	62
FNMA CMO, Ser 2016-77, Cl DS, IO
1.546%, 10/25/2046(B)	613	66
FNMA CMO, Ser 2017-62, Cl AS, IO
1.696%, 08/25/2047(B)	699	74
FNMA CMO, Ser 2017-97, Cl LS, IO
1.746%, 12/25/2047(B)	982	120
GNMA CMO, Ser 2017-122, Cl SA, IO
1.766%, 08/20/2047(B)	521	68
GNMA CMO, Ser 2017-134, Cl SE, IO
1.766%, 09/20/2047(B)	443	55

		2,430
Non-Agency Mortgage-Backed Obligations — 3.3%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	38	26
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	220	110
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	87	59
AREIT Trust, Ser 2022-CRE6, Cl A
5.597%, SOFR30A + 1.250%, 01/20/2037(B)(D)	752	752

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
6.575%, TSFR1M + 2.254%, 10/15/2037(B)(D)	$779	$778
BFLD Trust, Ser 2021-FPM, Cl A
6.035%, TSFR1M + 1.714%, 06/15/2038(B)(D)	1,189	1,184
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
6.265%, TSFR1M + 1.946%, 04/15/2034(B)(D)	162	160
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
6.515%, TSFR1M + 2.196%, 04/15/2034(B)(D)	656	646
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	89	40
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	113	46
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	58	26
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.794%, 07/10/2046(B)(D)	503	497
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.990%, SOFR30A + 1.650%, 12/25/2041(B)(D)	319	320
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.240%, SOFR30A + 1.900%, 12/25/2041(B)(D)	1,023	1,032
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
7.840%, SOFR30A + 3.500%, 03/25/2042(B)(D)	838	868
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
7.440%, SOFR30A + 3.100%, 03/25/2042(B)(D)	211	218
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
6.640%, SOFR30A + 2.300%, 01/25/2043(B)(D)	317	324
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
6.636%, SOFR30A + 2.300%, 05/25/2043(B)(D)	582	592
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
6.236%, SOFR30A + 1.900%, 06/25/2043(B)(D)	497	501

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
4.815%, TSFR1M + 0.494%, 12/25/2036(B)	$306	$97
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
6.340%, SOFR30A + 2.000%, 01/25/2051(B)(D)	57	57
FHLMC STACR Debt Notes, Ser 2023-DNA2, Cl M1A
6.436%, SOFR30A + 2.100%, 04/25/2043(B)(D)	274	277
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.990%, SOFR30A + 1.650%, 01/25/2034(B)(D)	115	116
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.840%, SOFR30A + 1.500%, 10/25/2041(B)(D)	1,056	1,057
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
6.140%, SOFR30A + 1.800%, 11/25/2041(B)(D)	1,042	1,047
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
6.690%, SOFR30A + 2.350%, 12/25/2041(B)(D)	668	674
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
6.540%, SOFR30A + 2.200%, 05/25/2042(B)(D)	337	341
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
7.290%, SOFR30A + 2.950%, 06/25/2042(B)(D)	425	433
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
6.840%, SOFR30A + 2.500%, 03/25/2052(B)(D)	521	527
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
6.436%, SOFR30A + 2.100%, 03/25/2043(B)(D)	346	351
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
6.340%, SOFR30A + 2.000%, 05/25/2043(B)(D)	486	490
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl M1
5.540%, SOFR30A + 1.200%, 08/25/2044(B)(D)	594	592

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
10.154%, SOFR30A + 5.814%, 04/25/2028(B)	$67	$69
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M2
7.304%, SOFR30A + 2.964%, 11/25/2029(B)	308	316
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
6.340%, SOFR30A + 2.000%, 11/25/2041(B)(D)	469	471
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.198%, 08/10/2044(B)(D)	13	9
GS Mortgage Securities Trust, Ser 2021-1, Cl A-1
2.638%, 08/17/2026	26	25
2.435%, 08/17/2026	769	759
1.433%, 08/17/2026	251	248
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
4.935%, TSFR1M + 0.614%, 03/25/2035(B)	40	32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.400%, 09/15/2047(B)	1,207	–
JPMorgan Chase Bank, Ser 2019-CL1, Cl M3
6.535%, TSFR1M + 2.214%, 04/25/2047(B)(D)	78	79
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(B)	125	41
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(D)	139	139
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
5.899%, TSFR1M + 1.579%, 07/15/2036(B)(D)	266	251
Neighborly Issuer, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(D)	766	779
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.374%, 11/15/2049(B)	925	872
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
9.954%, SOFR30A + 5.614%, 11/25/2025(B)(D)	28	29

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
9.704%, SOFR30A + 5.364%, 11/25/2025(B)(D)	$120	$125

		18,482
Total Mortgage-Backed Securities
(Cost $22,152) ($ Thousands)		20,912

ASSET-BACKED SECURITIES — 3.5%
Automotive — 1.4%

ACM Auto Trust, Ser 2024-1A, Cl A
7.710%, 01/21/2031(D)	54	54
ACM Auto Trust, Ser 2024-2A, Cl A
6.060%, 02/20/2029(D)	437	438
ACM Auto Trust, Ser 2025-1A, Cl A
5.380%, 06/20/2029(D)	280	280
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl B
6.090%, 11/12/2027(D)	325	325
Avis Budget Rental Car Funding AESOP, Ser 2023-3A, Cl A
5.440%, 02/22/2028(D)	554	561
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl B
6.120%, 04/20/2028(D)	424	432
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	44	42
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	79	77
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	441	415
Carvana Auto Receivables Trust, Ser 2024-P3, Cl A2
4.610%, 11/10/2027	461	461
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(D)	46	46
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(D)	9	9
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(D)	160	162
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027(D)	51	51
Flagship Credit Auto Trust, Ser 2024-3, Cl A
4.880%, 11/15/2028(D)	223	223

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(D)	$605	$587
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl A2
5.350%, 08/16/2027(D)	379	380
Hertz Vehicle Financing III, Ser 2022-1A, Cl C
2.630%, 06/25/2026(D)	310	308
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(D)	93	93
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(D)	546	555
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(D)	236	240
Lendbuzz Securitization Trust, Ser 2025-1A, Cl A2
5.100%, 10/15/2030(D)	603	604
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(D)	636	626
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(D)	135	135
Research-Driven Pagaya Motor Trust, Ser 2024-1A, Cl A
7.090%, 06/25/2032(D)	210	212
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(D)	33	33
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032(D)	86	86
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A2
5.410%, 07/15/2027	309	309
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/2027(D)	253	255
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl A
6.360%, 12/15/2027(D)	137	138
United Auto Credit Securitization Trust, Ser 2024-1, Cl A
6.170%, 08/10/2026(D)	16	16
		8,153

Credit Cards — 0.3%

Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl A1
6.050%, 07/15/2027(D)	473	478

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/2030(D)	$728	$733
Mission Lane Credit Card Master Trust, Ser 2025-A, Cl A
5.800%, 05/15/2030(D)	444	445
		1,656

Other Asset-Backed Securities — 1.8%

AB Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/2051(D)	815	762
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(D)	3	3
Affirm Asset Securitization Trust, Ser 2024-X1, Cl A
6.270%, 05/15/2029(D)	100	100
Affirm Asset Securitization Trust, Ser 2024-X2, Cl A
5.220%, 12/17/2029(D)	324	324
AGL CLO 12, Ser 2021-12A, Cl A1
5.715%, TSFR3M + 1.422%, 07/20/2034(B)(D)	970	970
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(D)	107	107
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(D)	20	20
Bellemeade Re, Ser 2022-2, Cl M1A
8.340%, SOFR30A + 4.000%, 09/27/2032(B)(D)	471	476
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/2051(D)	179	173
College Ave Student Loans, Ser 2021-C, Cl B
2.720%, 07/26/2055(D)	170	153
Dext ABS, Ser 2023-1, Cl A2
5.990%, 03/15/2032(D)	427	429
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(D)	839	790
Eagle RE, Ser 2023-1, Cl M1A
6.340%, SOFR30A + 2.000%, 09/26/2033(B)(D)	345	346
Equify ABS, Ser 2024-1A, Cl A
5.430%, 04/18/2033(D)	342	342
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046(D)	218	200
Goldentree Loan Management US CLO 7, Ser 2024-7A, Cl ARR
5.393%, TSFR3M + 1.100%, 04/20/2034(B)(D)	651	650
HFX, Ser 2017-1A
3.622%, 03/15/2035	148	148

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2024-1A, Cl A
5.950%, 07/17/2034(D)	$92	$93
MVW, Ser 2021-2A, Cl B
1.830%, 05/20/2039(D)	148	140
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(D)	130	122
Neuberger Berman Loan Advisers Clo 42, Ser 2025-42A, Cl AR
5.669%, TSFR3M + 0.950%, 07/16/2035(B)(D)	1,141	1,136
NMEF Funding, Ser 2022-B, Cl A2
6.070%, 06/15/2029(D)	73	73
Oportun Funding Trust 2025-1, Ser 2025-1, Cl A
4.960%, 08/16/2032(D)	403	403
Oportun Funding Trust, Ser 2024-3, Cl A
5.260%, 08/15/2029(D)	306	306
Pagaya AI Debt Grantor Trust 2025-1, Ser 2025-1, Cl A
4.939%, 07/15/2032(B)(D)	222	222
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/2031(D)	187	189
Pagaya Ai Debt Grantor Trust, Ser 2024-9, Cl B
5.306%, 03/15/2032(D)	711	712
Pagaya AI Debt Trust, Ser 2024-3, Cl A
6.258%, 10/15/2031(D)	201	203
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(D)	277	259
		9,851

Total Asset-Backed Securities
(Cost $19,846) ($ Thousands)		19,660

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
FFCB^
4.625%, SOFRRATE + 0.235%, 02/11/2028(B)	600	600
4.410%, SOFRRATE + 0.020%, 11/06/2025(B)	600	600
FHLB^
4.550%, SOFRRATE + 0.160%, 07/10/2025(B)	800	800
4.530%, SOFRRATE + 0.140%, 04/21/2025(B)	1,000	1,000
4.000%, 10/09/2026	300	300
0.620%, 02/26/2026	200	194
FHLMC^
4.200%, 08/28/2025	700	699

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA^
4.650%, SOFRRATE + 0.260%, 11/05/2027(B)	$500	$501
0.625%, 04/22/2025	1,300	1,297
0.500%, 06/17/2025	1,500	1,488

Total U.S. Government Agency Obligations
(Cost $7,500) ($ Thousands)		7,479

	Shares
FOREIGN COMMON STOCK — 0.2%

Belgium — 0.0%
Communication Services — 0.0%
Liberty Global Ltd, Cl A *	2,308	27

Cameroon — 0.0%
Energy — 0.0%
Golar LNG Ltd	1,758	67

Canada — 0.0%
Energy — 0.0%
BROOKFIELD INFRASTRUCTURE-A, Cl A	525	19
Brookfield Renewable Corp	955	27
Encore Energy *	6,032	8
Teekay Tankers Ltd, Cl A	348	13

		67

China — 0.0%
Communication Services — 0.0%
Sunrise Communication ADR *	1	—

Ghana — 0.0%
Energy — 0.0%
Kosmos Energy Ltd *	9,707	22

Ireland — 0.1%
Energy — 0.0%
Ardmore Shipping Corp	1,400	14

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Information Technology — 0.1%
Accenture PLC, Cl A	1,129	$352

		366

Mexico — 0.0%
Energy — 0.0%
Borr Drilling Ltd	3,781	8

Monaco — 0.0%
Energy — 0.0%
Scorpio Tankers Inc	858	32

Norway — 0.0%
Energy — 0.0%
FLEX LNG	616	14
Seadrill *	1,495	37
SFL Corp Ltd, Cl B	3,000	25

		76

Puerto Rico — 0.0%
Communication Services — 0.0%
Liberty Latin America Ltd, Cl C *	2,200	14

United Kingdom — 0.1%
Communication Services — 0.0%
Liberty Global PLC *	1,259	15

Energy — 0.1%
TechnipFMC PLC	7,854	249

		264

United States — 0.0%
Real Estate — 0.0%
UMH Properties Inc ‡	1,366	26

Total Foreign Common Stock
(Cost $689) ($ Thousands)		969
	Face Amount (Thousands)
SOVEREIGN DEBT — 0.2%

Colombia Government International Bond
3.125%, 04/15/2031	$225	182

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Dominican Republic International Bond
4.875%, 09/23/2032(D)	$416	$377
Israel Government International Bond
5.375%, 02/19/2030	393	396

Total Sovereign Debt
(Cost $1,030) ($ Thousands)		955

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	408	–
Novartis AG *‡‡	800	–
Total Rights
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 96.0%
(Cost $452,862) ($ Thousands)		$535,089

	Shares
COMMON STOCK SOLD SHORT— (2.6)%
Communication Services — (0.6)%
Cable One Inc	(61)	(16)
Charter Communications Inc, Cl A *	(913)	(337)
Comcast Corp, Cl A	(37,577)	(1,387)
EchoStar Corp, Cl A *	(1,474)	(38)
Fox Corp, Cl A	(2,963)	(168)
Fox Corp, Cl B	(1,400)	(74)
Interpublic Group of Cos Inc/The	(3,541)	(96)
John Wiley & Sons Inc, Cl A	(523)	(23)
Liberty Broadband Corp, Cl A *	(298)	(25)
Liberty Broadband Corp, Cl C *	(1,087)	(92)
Magnite Inc *	(1,780)	(20)
New York Times Co/The, Cl A	(1,583)	(79)
News Corp, Cl A	(3,370)	(92)
News Corp, Cl B	(1,689)	(51)
Nexstar Media Group Inc, Cl A	(318)	(57)
Omnicom Group Inc	(2,171)	(180)
Paramount Global, Cl B	(5,214)	(62)
Sirius XM Holdings Inc	(2,172)	(49)
TEGNA Inc	(984)	(18)
Trade Desk Inc/The, Cl A *	(4,411)	(241)

		(3,105)

Energy — 0.0%
CONSOL Energy	(208)	(16)
Sandisk Corp *	(149)	(7)

		(23)

Information Technology — (2.0)%
Advanced Micro Devices Inc *	(2,223)	(228)
Amphenol Corp, Cl A	(2,089)	(137)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Analog Devices Inc	(755)	$(152)
Apple Inc	(16,147)	(3,587)
Applied Materials Inc	(1,228)	(178)
Arista Networks Inc *	(1,452)	(112)
Arrow Electronics Inc, Cl A *	(113)	(12)
Astera Labs Inc *	(175)	(10)
Broadcom Inc	(6,221)	(1,042)
CDW Corp/DE	(145)	(23)
Ciena Corp *	(300)	(18)
Cisco Systems Inc	(5,576)	(344)
Cognex Corp	(35)	(1)
Coherent Corp *	(277)	(18)
Corning Inc, Cl B	(936)	(43)
Dell Technologies Inc, Cl C	(363)	(33)
Enphase Energy Inc *	(105)	(7)
Entegris Inc	(238)	(21)
F5 Inc, Cl A *	(111)	(30)
First Solar Inc *	(112)	(14)
Hewlett Packard Enterprise Co	(1,755)	(27)
HP Inc	(2,184)	(60)
Intel Corp	(5,548)	(126)
Jabil Inc	(205)	(28)
Juniper Networks Inc	(650)	(24)
Keysight Technologies Inc *	(197)	(29)
KLA Corp	(185)	(126)
Lam Research Corp	(1,737)	(126)
Lattice Semiconductor Corp *	(266)	(14)
Marvell Technology Inc	(1,090)	(67)
Microchip Technology Inc	(764)	(37)
Micron Technology Inc	(1,619)	(141)
Monolithic Power Systems Inc	(52)	(30)
Motorola Solutions Inc	(402)	(176)
NetApp Inc	(299)	(26)
NVIDIA Corp	(31,128)	(3,374)
ON Semiconductor Corp *	(630)	(26)
Onto Innovation Inc *	(9)	(1)
Pure Storage Inc, Cl A *	(330)	(15)
Qorvo Inc *	(237)	(17)
QUALCOMM Inc	(1,696)	(261)
Skyworks Solutions Inc	(231)	(15)
Super Micro Computer Inc *	(650)	(22)
TD SYNNEX Corp	(48)	(5)
Teledyne Technologies Inc *	(82)	(41)
Teradyne Inc	(286)	(24)
Texas Instruments Inc	(1,405)	(252)
Trimble Inc *	(391)	(26)
Universal Display Corp	(117)	(16)
Western Digital Corp *	(448)	(18)
Zebra Technologies Corp, Cl A *	(49)	(14)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)

		(11,174)

Total Common Stock Sold Short
(Proceeds $12,657) ($ Thousands)		$(14,302)

Total Investments Sold Short — (2.6)%
(Proceeds $12,657) ($ Thousands)		$(14,302)

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Brent Crude^	26	Sep-2025	$1,900	$1,860	$(40)
Brent Crude^	28	Jul-2025	1,993	2,033	40
Brent Crude^	13	Jul-2025	947	943	(4)
Brent Crude^	42	Jul-2025	2,922	3,107	185
Brent Crude^	13	Nov-2025	873	920	47
Coffee C^	10	Jul-2025	1,175	1,408	233
Coffee C^	3	May-2025	458	427	(31)
Coffee C^	3	Sep-2025	344	416	72
Coffee C^	16	May-2025	1,797	2,278	481
Coffee C^	6	Dec-2025	822	818	(4)
Copper^	12	Dec-2025	1,468	1,545	77
Copper^	6	Sep-2025	668	768	100
Copper^	55	May-2025	6,288	6,922	634
Copper^	6	Jul-2025	637	762	125
Corn^	31	Sep-2025	702	674	(28)
Corn^	29	Jul-2025	656	671	15
Corn^	60	May-2025	1,420	1,372	(48)
Corn^	198	Jul-2025	4,816	4,587	(229)
Corn^	61	Dec-2025	1,406	1,348	(58)
Cotton No. 2^	8	May-2025	274	268	(6)
Cotton No. 2^	6	Jul-2025	215	204	(11)
Cotton No. 2^	16	Dec-2025	557	560	3
Gasoline^	20	Apr-2025	1,909	1,923	14
Gasoline^	3	Aug-2025	277	275	(2)
Gasoline^	7	Oct-2025	559	581	22
Gasoline^	3	Jun-2025	271	285	14
Gold^	6	Aug-2025	1,667	1,905	238
Gold^	37	Jun-2025	10,932	11,656	724
Gold^	19	Dec-2025	5,634	6,124	490
KC HRW Wheat^	14	Dec-2025	442	426	(16)
KC HRW Wheat^	8	Sep-2025	237	234	(3)
KC HRW Wheat^	8	Jul-2025	234	228	(6)
KC HRW Wheat^	42	May-2025	1,257	1,169	(88)
Lean Hogs^	96	Jun-2025	3,715	3,658	(57)
Lean Hogs^	7	Jul-2025	276	268	(8)
Lean Hogs^	16	Oct-2025	545	520	(25)
Lean Hogs^	8	Dec-2025	246	240	(6)
Live Cattle^	19	Jun-2025	1,493	1,547	54
Live Cattle^	11	Oct-2025	841	875	34
Live Cattle^	6	Aug-2025	452	480	28
Live Cattle^	6	Dec-2025	475	478	3
LME Lead^	5	Nov-2025	258	256	(2)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
LME Lead^	2	Sep-2025	$100	$102	$2
LME Lead^	2	Jul-2025	105	101	(4)
LME Lead^	8	May-2025	400	400	–
LME Lead^	66	Jun-2025	3,355	3,316	(39)
LME Nickel^	3	Jul-2025	306	288	(18)
LME Nickel^	3	Sep-2025	289	290	1
LME Nickel^	1	May-2025	99	95	(4)
LME Nickel^	6	Nov-2025	593	585	(8)
LME Primary Aluminum^	8	Jul-2025	521	507	(14)
LME Primary Aluminum^	38	Jun-2025	2,526	2,404	(122)
LME Primary Aluminum^	16	Nov-2025	1,070	1,023	(47)
LME Primary Aluminum^	8	Sep-2025	519	510	(9)
LME Primary Aluminum^	5	May-2025	328	316	(12)
LME Zinc^	8	Nov-2025	580	572	(8)
LME Zinc^	4	Jul-2025	301	285	(16)
LME Zinc^	18	May-2025	1,276	1,282	6
LME Zinc^	4	Sep-2025	287	286	(1)
LME Zinc^	52	Jun-2025	3,786	3,710	(76)
Low Sulphur Gasoil^	10	Nov-2025	659	668	9
Low Sulphur Gasoil^	5	Sep-2025	349	335	(14)
Low Sulphur Gasoil^	5	Jul-2025	334	336	2
Low Sulphur Gasoil^	18	May-2025	1,210	1,227	17
Natural Gas^	15	Jun-2025	677	671	(6)
Natural Gas^	116	Apr-2025	4,557	4,778	221
Natural Gas^	28	Jun-2025	1,015	1,253	238
Natural Gas^	27	Aug-2025	1,072	1,216	144
Natural Gas^	52	Oct-2025	2,440	2,480	40
NY Harbor ULSD^	3	Aug-2025	294	285	(9)
NY Harbor ULSD^	5	Oct-2025	473	476	3
NY Harbor ULSD^	12	Apr-2025	1,135	1,149	14
NY Harbor ULSD^	3	Jun-2025	282	284	2
NYMEX Cocoa^	13	Jul-2025	1,059	1,026	(33)
Platinum^	2	Jul-2025	100	102	2
Silver^	7	Dec-2025	1,192	1,246	54
Silver^	4	Sep-2025	651	704	53
Silver^	4	Jul-2025	664	699	35
Silver^	26	May-2025	4,423	4,500	77
Soybean^	43	Nov-2025	2,225	2,191	(34)
Soybean^	30	Jul-2025	1,531	1,542	11
Soybean^	10	May-2025	510	507	(3)
Soybean^	14	Jul-2025	741	720	(21)
Soybean Meal^	29	May-2025	893	849	(44)
Soybean Meal^	14	Jul-2025	431	419	(12)
Soybean Meal^	39	Dec-2025	1,238	1,201	(37)
Soybean Oil^	16	Jul-2025	454	436	(18)
Soybean Oil^	48	Dec-2025	1,289	1,312	23
Soybean Oil^	126	May-2025	3,380	3,394	14
Sugar No. 11^	15	Apr-2025	324	317	(7)
Sugar No. 11^	33	Sep-2025	657	696	39
Sugar No. 11^	21	Jun-2025	449	439	(10)
Sugar No. 11^	13	May-2025	270	274	4
Sugar No. 11^	16	Feb-2026	340	345	5
U.S. 2-Year Treasury Note	247	Jun-2025	50,896	51,171	275
U.S. 5-Year Treasury Note	413	Jun-2025	44,014	44,669	655
Wheat^	12	Sep-2025	349	340	(9)
Wheat^	12	Jul-2025	349	330	(19)
Wheat^	34	May-2025	958	913	(45)
Wheat^	23	Dec-2025	716	678	(38)
WTI Crude Oil^	24	Oct-2025	1,597	1,629	32

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
WTI Crude Oil^	12	Aug-2025	$854	$828	$(26)
WTI Crude Oil^	98	Jun-2025	6,704	6,891	187
WTI Crude Oil^	22	Apr-2025	1,547	1,572	25
			225,801	230,189	4,388
Short Contracts
Cotton No. 2^	(57)	May-2025	$(1,945)	$(1,904)	$41
E-mini S&P Select Sector Consumer Discretionary	(227)	Jun-2025	(45,454)	(45,681)	(227)
Feeder Cattle^	(8)	May-2025	(1,152)	(1,138)	14
LME Nickel^	(2)	Jun-2025	(195)	(191)	4
Low Sulphur Gasoil^	(10)	May-2025	(648)	(682)	(34)
Low Sulphur Gasoil^	(11)	Jul-2025	(702)	(740)	(38)
MSCI EAFE Index	(68)	Jun-2025	(8,539)	(8,215)	324
NY Harbor ULSD	(20)	Apr-2025	(1,822)	(1,915)	(93)
NYMEX Cocoa^	(13)	May-2025	(1,066)	(1,027)	39
Palladium^	(1)	Jun-2025	(103)	(100)	3
S&P 500 Index E-MINI	(55)	Jun-2025	(15,764)	(15,546)	218
S&P 500 Materials Sector Index	(88)	Jun-2025	(8,052)	(8,091)	(39)
Soybean Meal^	(21)	May-2025	(645)	(615)	30
Soybean Meal^	(11)	Jul-2025	(345)	(329)	16
U.S. Ultra Long Treasury Bond	(9)	Jun-2025	(1,093)	(1,100)	(7)
Ultra 10-Year U.S. Treasury Note	(57)	Jun-2025	(6,513)	(6,505)	8
			(94,038)	(93,779)	259
			$131,763	$136,410	$4,647

A list of the open forward foreign currency contracts held by the Fund at March 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation (Thousands)
Morgan Stanley	05/09/25	EUR	1,443	USD	1,520	$(41)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2025 is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.HY.S43.V1-5Y	5.00%	Quarterly	12/20/2029	$2,100	$(111)	$(139)	$28
CDX.NA.HY.S44.V1-5Y	5.00%	Quarterly	06/20/2030	2,980	(152)	(161)	9
CDX.NA.IG.S43.V1-5Y	1.00%	Quarterly	12/20/2029	14,530	(274)	(295)	21
ITRAXX.AUSTRALIA.S43	1.00%	Quarterly	06/20/2030	14,530	(76)	(168)	92
ITRAXX-AUSTRALIA.S42	1.00%	Quarterly	12/20/2029	14,530	(104)	(222)	118
KNBZMK-770951	1.00%	Quarterly	12/20/2029	18,090	(385)	(434)	49
					$(1,102)	$(1,419)	$317

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.NA.HY.S43.V1-5Y	5.00%	Quarterly	12/20/2029	$840	$44	$51	$(7)
CDX.NA.HY.S43.V1-5Y	5.00%	Quarterly	12/20/2029	840	44	50	(6)
CDX.NA.HY.S43.V1-5Y	5.00%	Quarterly	12/20/2029	420	22	25	(3)
CDX.NA.IG.S43.V1-5Y	1.00%	Quarterly	12/20/2029	14,530	273	296	(23)
CDX.NA.IG.S44.V1-5Y	1.00%	Quarterly	06/20/2030	14,530	261	288	(27)
ITRAXX.AUSTRALIA.S42	1.00%	Quarterly	12/20/2029	6,927	50	82	(32)
ITRAXX.AUSTRALIA.S42	1.00%	Quarterly	12/20/2029	7,603	55	84	(29)
					$749	$876	$(127)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Inflation Managed Fund (Concluded)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.146%	CPI	Annually	01/15/2027	USD	6,000	$1,312	$–	$1,312
2.401%	USD/CPI	Annually	07/15/2028	USD	55,859	1,639	–	1,639
2.367%	USD/CPI	Annually	07/15/2028	USD	13,820	420	–	420
1.4725%	SOFR	Annually	11/09/2026	USD	1,490	55	63	(8)
1.455%	SOFR	Annually	11/08/2026	USD	1,490	54	63	(9)
1.3945%	SOFR	Annually	05/21/2031	USD	18,720	2,362	2,275	87
1.98%	SOFR	Annually	07/12/2027	USD	1,075	41	41	–
2.28%	SOFR	Annually	05/18/2025	USD	2,820	9	8	1
1.27%	SOFR	Annually	09/27/2029	USD	2,230	221	202	19
1.965%	SOFR	Annually	06/04/2029	USD	4,220	278	253	25
0.316%	SOFR	Annually	06/05/2027	USD	15,800	1,122	1,106	16
2.21%	SOFR	Annually	04/04/2027	USD	10,400	307	319	(12)
1.33%	SOFR	Annually	10/25/2026	USD	6,110	230	233	(3)
1.92%	SOFR	Annually	08/04/2025	USD	2,717	22	21	1
2.51%	SOFR	Annually	06/09/2025	USD	1,710	6	6	–
1.8%	SOFR	Annually	04/21/2025	USD	2,760	4	4	–
2.4%	SOFR	Annually	11/10/2035	USD	1,190	147	98	49
						$8,229	$4,692	$3,537

Percentages are based on Net Assets of $557,241 ($ Thousands).
^	Security, or a portion thereof, is held by the Inflation Commodity Strategy Subsidiary Ltd. as of March 31, 2025.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Security, or portion thereof, has been pledged as collateral on securities sold short. The total market value of such securities as of March 31, 2025 was $49,030 ($ Thousands).
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2025, the value of these securities amounted to $53,218 ($ Thousands), representing 9.6% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.
(F)	Perpetual security with no stated maturity date.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	286,664	–	286,664
Common Stock	152,820	–	–	152,820
Corporate Obligations	–	45,630	–	45,630
Mortgage-Backed Securities	–	20,912	–	20,912
Asset-Backed Securities	–	19,660	–	19,660
U.S. Government Agency Obligations	–	7,479	–	7,479
Foreign Common Stock	969	–	–	969
Sovereign Debt	–	955	–	955
Rights	– ^	–	–	–
Total Investments in Securities	153,789	381,300	–	535,089
Securities Sold Short
Common Stock	(14,302)	–	–	(14,302)
Total Securities Sold Short	(14,302)	–	–	(14,302)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	6,520	–	–	6,520
Unrealized Depreciation	(1,873)	–	–	(1,873)
Forward Contracts*
Unrealized Depreciation	–	(41)	–	(41)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	317	–	317
Unrealized Depreciation	–	(127)	–	(127)
Interest Rate Swaps*
Unrealized Appreciation	–	3,569	–	3,569
Unrealized Depreciation	–	(32)	–	(32)
Total Other Financial Instruments	4,647	3,686	–	8,333

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 26.0%
American Elec Pwr Co Inc
4.663%, 05/14/2025 (A)	$4,700	$4,674
4.548%, 04/03/2025 (A)	2,450	2,449
Arrow Electrs Inc
4.752%, 04/01/2025 (A)	1,850	1,850
Becton Dickinson & Co
4.528%, 04/11/2025 (A)	400	399
Brookfield Infrastructure Hldg
4.820%, 05/21/2025 (A)	8,850	8,792
Conagra Brands Inc
4.919%, 04/15/2025 (A)	8,700	8,683
Constellation Brands Inc
4.723%, 04/08/2025 (A)	8,700	8,691
Cvs Health Corp
4.726%, 04/07/2025 (A)	800	799
Enbridge U S Inc Disc Coml Pap
4.571%, 04/15/2025 (A)	8,700	8,684
Entergy Corp Disc Coml Paper
4.609%, 05/02/2025 (A)	2,350	2,340
Fiserv Inc
4.619%, 04/08/2025 (A)	8,000	7,992
4.523%, 04/03/2025 (A)	700	700
Glencore Fdg Llc
4.582%, 04/09/2025 (A)	8,700	8,690
Hyundai Capital America
4.572%, 05/09/2025 (A)	650	647
Intesa Fdg Llc
4.650%, 04/10/2025 (A)	5,900	5,892
Jabil Inc Disc Coml Paper
4.818%, 04/02/2025 (A)	2,500	2,499
Mondelez Intl Inc Disc
4.525%, 04/01/2025 (A)	3,000	3,000
Mondelez Intl Inc Disc Coml Pa
4.642%, 04/17/2025 (A)	3,500	3,493
National Grid Hldgs Inc
4.569%, 04/28/2025 (A)	300	299
4.534%, 04/04/2025 (A)	7,500	7,496
Nutrien Ltd Disc Coml Paper
4.588%, 04/25/2025 (A)	6,500	6,479
Parker-Hannifin Corp
4.542%, 05/09/2025 (A)	1,850	1,841
Sempra
4.608%, 04/07/2025 (A)	6,400	6,394
Sumitomo Mitsui Tr Bk Singapor
4.456%, 04/16/2025 (A)	8,900	8,883
Vw Credit Inc
4.614%, 04/17/2025 (A)	8,700	8,681

Total Commercial Paper
(Cost $120,359) ($ Thousands)		120,347

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 23.3%
U.S. Treasury Bill
4.235%, 04/17/2025 (A)	$50,000	$49,905
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	1,170	1,286
3.625%, 04/15/2028	1,027	1,100
3.375%, 04/15/2032	216	241
2.500%, 01/15/2029	888	927
2.375%, 01/15/2027	1,039	1,065
2.375%, 10/15/2028	2,664	2,776
2.125%, 04/15/2029	2,758	2,840
2.000%, 01/15/2026	392	396
1.875%, 07/15/2034	1,751	1,764
1.750%, 01/15/2028	1,015	1,032
1.750%, 01/15/2034	1,704	1,698
1.625%, 10/15/2027	2,610	2,654
1.625%, 10/15/2029	2,097	2,127
1.375%, 07/15/2033	1,622	1,580
1.250%, 04/15/2028	2,575	2,577
1.125%, 01/15/2033	1,663	1,591
0.875%, 01/15/2029	1,791	1,763
0.750%, 07/15/2028	2,069	2,045
0.625%, 01/15/2026	1,194	1,194
0.625%, 07/15/2032	1,701	1,586
0.500%, 01/15/2028	2,360	2,319
0.375%, 01/15/2027	2,084	2,062
0.375%, 07/15/2027	2,310	2,284
0.250%, 07/15/2029	2,098	2,009
0.125%, 04/15/2026	1,831	1,819
0.125%, 07/15/2026	2,253	2,243
0.125%, 10/15/2026	2,545	2,525
0.125%, 04/15/2027	2,602	2,554
0.125%, 01/15/2030	2,357	2,217
0.125%, 07/15/2030	1,412	1,322
0.125%, 01/15/2031	1,468	1,355
0.125%, 07/15/2031	1,492	1,370
0.125%, 01/15/2032	1,618	1,462

Total U.S. Treasury Obligations
(Cost $106,564) ($ Thousands)		107,688

	Shares
COMMON STOCK — 7.7%

Communication Services — 2.3%
Alphabet Inc, Cl A	34,740	5,372
Alphabet Inc, Cl C	1,609	252
Meta Platforms Inc, Cl A	8,802	5,073

		10,697
Consumer Discretionary — 0.1%
Amazon.com Inc, Cl A *	1,609	306

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Capital Stability Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.6%
JPMorgan Chase & Co	11,340	$2,782

Health Care — 0.6%
Danaher Corp, Cl A	12,580	2,579

Information Technology — 4.1%
Broadcom Inc	32,280	5,404
Microsoft Corp	15,293	5,741
NVIDIA Corp	49,401	5,354
Salesforce Inc	9,450	2,536

		19,035
Total Common Stock
(Cost $39,634) ($ Thousands)		35,399

REGISTERED INVESTMENT COMPANIES — 4.8%
iShares iBoxx High Yield Corporate Bond ETF	51,111	4,032
Janus Henderson AAA CLO ETF	163,860	8,309
SPDR Bloomberg High Yield Bond ETF	40,232	3,834
Vanguard Intermediate-Term Corporate Bond ETF	11,138	911
Vanguard Long-Term Corporate Bond ETF	3,392	257
Vanguard Mortgage-Backed Securities ETF	25,606	1,186
Vanguard S&P 500 ETF	7,248	3,725

Total Registered Investment Companies
(Cost $22,584) ($ Thousands)		22,254

	Face Amount (Thousands)
U.S. GOVERNMENT AGENCY OBLIGATION — 1.9%
FHLMC DN
0.000%, 04/01/2025(B)	$8,700	8,699

Total U.S. Government Agency Obligation
(Cost $8,700) ($ Thousands)		8,699

Total Investments in Securities — 63.7%
(Cost $297,841) ($ Thousands)		$294,387

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	16	Jun-2025	$1,135	$1,123	$3
CAC40 10 Euro Index	19	Apr-2025	1,679	1,602	(59)
Canadian 10-Year Bond	122	Jun-2025	10,523	10,523	53
DAX Index	3	Jun-2025	1,916	1,813	(82)
Euro-Bobl	74	Jun-2025	9,224	9,417	(34)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Capital Stability Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Euro-Bund 10-Year Bond	40	Jun-2025	$5,516	$5,565	$(81)
Euro-OAT	7	Jun-2025	916	928	(23)
FTSE 100 Index	21	Jun-2025	2,369	2,329	(26)
FTSE MIB Index	12	Jun-2025	2,509	2,420	(61)
IBEX	10	Apr-2025	1,431	1,418	3
Long Gilt 10-Year Bond	88	Jun-2025	10,385	10,414	(154)
MSCI EAFE Index	42	Jun-2025	5,272	5,074	(198)
MSCI Emerging Markets	106	Jun-2025	6,086	5,888	(198)
NASDAQ 100 Index E-Mini	56	Jun-2025	2,231	2,177	(54)
NASDAQ 100 Index E-MINI	5	Jun-2025	1,992	1,944	(48)
Nikkei 225 Index	85	Jun-2025	2,111	2,027	(50)
OMX Stockholm 30	33	Apr-2025	870	813	(60)
Russell 2000 Index E-MINI	12	Jun-2025	1,236	1,216	(20)
S&P 500 Index E-MINI	43	Jun-2025	12,319	12,155	(164)
S&P TSX 60 Index	14	Jun-2025	2,896	2,913	35
SPI 200 Index	31	Jun-2025	3,916	3,804	(36)
U.S. 2-Year Treasury Note	1	Jun-2025	206	207	1
U.S. 5-Year Treasury Note	509	Jun-2025	54,757	55,052	295
U.S. 10-Year Treasury Note	329	Jun-2025	36,317	36,590	273
U.S. Long Treasury Bond	24		2,837	2,815	(22)
			$180,649	$180,227	$(707)

A list of the open OTC swap agreements held by the Fund at March 31, 2025 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	ALPHABET	ALPHABET	POSITIVE INDEX RETURN	Monthly	05/13/2025	USD	5,805	$446	$–	$446
Goldman Sachs	BROADCOM	BROADCOM	POSITIVE INDEX RETURN	Monthly	05/13/2025	USD	3,655	512	–	512
Goldman Sachs	BROADCOM	BROADCOM	POSITIVE INDEX RETURN	Monthly	07/04/2025	USD	2,632	383	–	383
Goldman Sachs	DANAHER	DANAHER	POSITIVE INDEX RETURN	Monthly	07/04/2025	USD	2,651	73	–	73
Goldman Sachs	GOLDMAN SACHS USD SHORT VOL BASKET	GOLD EQ INDEX	POSITIVE INDEX RETURN	Quarterly	03/04/2026	USD	4,253	15	–	15
Goldman Sachs	J.P. MORGAN CHASE	J.P. MORGAN CHASE	POSITIVE INDEX RETURN	Monthly	07/04/2025	USD	2,636	(141)	–	(141)
Goldman Sachs	META PLATFORM	META PLATFORMS	POSITIVE INDEX RETURN	Monthly	05/13/2025	USD	1,400	101	–	101
Goldman Sachs	MICROSOFT	MICROSOFT	POSITIVE INDEX RETURN	Monthly	05/13/2025	USD	5,615	131	–	131
Goldman Sachs	NVIDIA	NVIDIA	POSITIVE INDEX RETURN	Monthly	05/13/2025	USD	3,532	232	–	232
Goldman Sachs	NVIDIA	NVIDIA	POSITIVE INDEX RETURN	Monthly	05/13/2025	USD	1,409	93	–	93
Goldman Sachs	Goldman Sachs Weekly TY Volatility Carry Strategy	Gold EQ Index	Negative Index Return	Quarterly	08/22/2025	USD	3,488	(10)	–	(10)
Goldman Sachs	PLATFORMS	PLATFORMS	POSITIVE INDEX RETURN	Monthly	05/13/2025	USD	3,724	268	–	268
Goldman Sachs	SALESFORCE.COM	SALESFORCE.COM	POSITIVE INDEX RETURN	Monthly	07/04/2025	USD	2,640	109	–	109
								$2,212	$–	$2,212

Percentages are based on Net Assets of $462,409 ($ Thousands).
*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Zero coupon security.

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Commercial Paper	–	120,347	–	120,347
U.S. Treasury Obligations	–	107,688	–	107,688
Common Stock	35,399	–	–	35,399
Registered Investment Companies	22,254	–	–	22,254
U.S. Government Agency Obligation	–	8,699	–	8,699
Total Investments in Securities	57,653	236,734	–	294,387

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Multi-Asset Capital Stability Fund (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	663	–	–	663
Unrealized Depreciation	(1,370)	–	–	(1,370)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	2,363	–	2,363
Unrealized Depreciation	–	(151)	–	(151)
Total Other Financial Instruments	(707)	2,212	–	1,505

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Portfolio Abbreviations
ABS — Asset-Backed Security
ACWI — All Country World Index
ADR — American Depositary Receipt
AID — Agency for International Development
BUBOR— Budapest Interbank Offered Rate
CETIP— Central of Custody and Financial Settlement of Securities
Cl — Class
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index
COP— Certificate of Participation
CVR — Contingent Value Rights
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
FBIL — Financial Benchmarks India Pvt. Ltd.
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GDR — Global Depositary Receipt
GMAC — General Motors Acceptance Corporation
IBEX— Spanish Stock Exchange Index
JIBAR— Johannesburg Interbank Agreed Rate
JSC — Joint-Stock Company
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
LTD — Limited
MIBOR — Mumbai InterBank Overnight Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN - TIIE — Mexico Interbank 28-Day Interest Rate
NVDR — Non-Voting Depository Receipt
OTC — Over The Counter
PJSC — Public Joint-Stock Company
PRIBOR— Prague Interbank Offered Rate
Ser — Series
SOFR — Secured Overnight Financing Rate
TONAR — Tokyo Overnight Average Rate
WIBOR— Warsaw Interbank Offered Rate

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
USD — U.S. Dollar
ZAR — South African Rand

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2025

	Large Cap Fund	Large Cap Value Fund
Assets:
Investments, at value †	$1,419,388	$1,296,151
Affiliated investments, at value ††	15,378	17,267
Cash and cash equivalents	–	–
Cash pledged as collateral on futures contracts	586	813
Foreign currency, at value †††	–	–
Receivable for fund shares sold	384	336
Receivable for investment securities sold	4,005	–
Dividends and interest receivable	1,290	2,368
Receivable for Variation Margin on Futures Contracts	48	50
Foreign tax reclaim receivable	83	413
Prepaid expenses	44	37
Total Assets	1,441,206	1,317,435
Liabilities:
Payable for investment securities purchased	4,019	–
Payable for fund shares redeemed	2,041	1,321
Administration fees payable	302	316
Shareholder servicing fees payable Class F	296	258
Shareholder servicing fees payable Class I	–	–
Due to custodian	1	–
OTC Swap contracts, at value ††††	–	–
Payable for Licensing fees	–	–
Payable for Variation Margin on Futures Contracts	–	–
Investment advisory fees payable	451	366
Trustees fees payable	8	7
Chief Compliance Officer fees payable	3	3
Administration servicing fees payable Class I	–	–
Accrued expense payable	116	99
Total Liabilities	7,237	2,370
Net Assets	$1,433,969	$1,315,065
† Cost of investments and repurchase agreements	$866,960	$897,966
†† Cost of affiliated investments	15,378	17,267
††† Cost of foreign currency	–	–

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Large Cap Growth Fund	Large Cap Index Fund	Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund

$1,316,051	$1,045,072	$3,865,823	$914,716	$431,442	$264,991	$257,676	$644,348
31,788	13,718	31,858	15,013	2,907	3,359	3,550	6,957
–	2	–	–	25	–	9	–
1,000	835	695	909	121	186	89	216
–	–	118	–	–	–	–	–
408	675	515	166	123	62	74	86
4,318	–	–	–	1,415	–	–	951
381	652	3,517	541	442	439	106	483
49	69	60	88	–	–	–	3
6	–	543	8	–	1	–	–
42	31	116	28	15	9	9	22
1,354,043	1,061,054	3,903,245	931,469	436,490	269,047	261,513	653,066

5,896	–	–	–	1,394	–	–	–
918	480	3,174	1,342	502	226	149	525
329	75	693	108	105	59	63	158
267	92	714	40	88	50	49	105
–	–	–	5	–	–	–	–
5	–	13	1	–	–	–	–
2,629	–	–	–	–	–	–	–
–	44	–	–	–	–	–	–
8	–	–	–	8	12	6	8
386	18	1,344	16	216	133	122	324
8	6	21	5	2	1	1	3
3	2	8	2	1	1	1	2
–	–	–	6	–	–	–	–
105	85	302	121	41	24	24	60
10,554	802	6,269	1,646	2,357	506	415	1,185
$1,343,489	$1,060,252	$3,896,976	$929,823	$434,133	$268,541	$261,098	$651,881
$697,980	$515,017	$1,378,922	$195,383	$358,163	$225,502	$232,317	$386,147
31,788	13,674	31,858	15,013	2,907	3,359	3,550	6,957
–	–	129	–	–	–	–	–

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2025

	Large Cap Fund		Large Cap Value Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$761,437		$872,573
Total distributable earnings	672,532		442,492
Net Assets	$1,433,969		$1,315,065
Net Asset Value, Offering and Redemption Price Per Share — Class F	$13.95		$25.95
	($1,374,015,442 ÷ 98,510,377 shares	)	($1,220,101,480 ÷ 47,023,024 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$26.00
			($1,590,434 ÷ 61,167 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$13.97		$25.94
	($59,953,549 ÷ 4,293,086 shares	)	($93,373,449 ÷ 3,599,369 shares	)

N/A – Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Large Cap Growth Fund		Large Cap Index Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund

$603,410		$518,576		$998,646		$160,357		$350,112		$224,188		$226,091		$345,411
740,079		541,676		2,898,330		769,466		84,021		44,353		35,007		306,470
$1,343,489		$1,060,252		$3,896,976		$929,823		$434,133		$268,541		$261,098		$651,881
$39.49		$18.87		$34.78		$90.23		$11.87		$20.65		$32.07		$21.44
($1,223,246,308 ÷ 30,976,470 shares	)	($1,060,252,245 ÷ 56,183,855 shares	)	($3,340,789,206 ÷ 96,043,227 shares	)	($922,730,220 ÷ 10,226,152 shares	)	($410,184,816 ÷ 34,568,846 shares	)	($230,768,178 ÷ 11,175,875 shares	)	($229,473,524 ÷ 7,154,642 shares	)	($551,989,946 ÷ 25,750,573 shares	)
$36.93		N/A		N/A		$91.05		N/A		$20.36		$29.38		N/A
($2,323,399 ÷ 62,906 shares	)					($7,092,366 ÷ 77,896 shares	)			($452,575 ÷ 22,229 shares	)	$(218,158 ÷ 7,425 shares	)
$39.94		N/A		$34.80		N/A		$12.05		$20.66		$32.92		$21.49
($117,919,002 ÷ 2,952,280 shares	)			($556,187,074 ÷ 15,982,100 shares	)			($23,948,434 ÷ 1,988,243 shares	)	($37,320,405 ÷ 1,806,241 shares	)	($31,406,382 ÷ 954,127 shares	)	($99,890,666 ÷ 4,647,716 shares	)

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)  ($ Thousands)

March 31, 2025

	Mid-Cap Fund	U.S. Managed Volatility Fund
Assets:
Investments, at value †	$69,329	$573,110
Affiliated investments, at value ††	1,108	10,349
Repurchase agreements†	–	–
Cash and cash equivalents	2	–
Unfunded Bank Loans	–	–
Cash pledged as collateral on futures contracts	38	219
Foreign currency, at value †††	–	684
Receivable for fund shares sold	52	101
Receivable for investment securities sold	527	–
Dividends and interest receivable	75	842
Unrealized gain on forward foreign currency contracts	–	–
Receivable for Variation Margin on Futures Contracts	1	21
Foreign tax reclaim receivable	1	6
Prepaid expenses	2	17
Total Assets	71,135	585,349
Liabilities:
Payable for investment securities purchased	522	–
Administration fees payable	18	150
Shareholder servicing fees payable Class F	13	90
Shareholder servicing fees payable Class I	–	–
Payable for fund shares redeemed	7	554
Income distribution payable	–	–
Due to custodian	–	1
Payable for Variation Margin on Futures Contracts	–	–
Unrealized loss on forward foreign currency contracts	–	–
Investment advisory fees payable	24	158
Trustees fees payable	–	3
Chief Compliance Officer fees payable	–	1
Administration servicing fees payable Class I	–	–
Accrued expense payable	6	50
Total Liabilities	590	1,007
Net Assets	$70,545	$584,342
† Cost of investments and repurchase agreements	$60,111	$470,280
†† Cost of affiliated investments	1,108	10,349
††† Cost of foreign currency	–	694

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

SEI Institutional Managed Trust

Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Real Estate Fund	Core Fixed Income Fund	High Yield Bond Fund	Conservative Income Fund

$767,602	$720,028	$214,726	$68,564	$3,629,058	$1,063,766	$764,498
11,416	14,691	1,817	709	78,739	15,488	–
–	–	–	–	–	–	215,500
3,754	–	1,209	–	313	–	–
–	–	–	–	–	2	–
355	235	50	–	3,020	–	–
1,923	16	968	–	1,303	–	–
278	65	36	9	883	491	3,757
–	–	115	62	112,466	9,291	–
1,723	927	970	195	19,081	15,937	2,009
273	–	–	–	10	1	–
20	23	–	–	13	–	–
3,157	12	2,805	–	581	68	–
23	22	7	2	98	31	22
790,524	736,019	222,703	69,541	3,845,565	1,105,075	985,786

–	–	–	161	344,868	17,532	–
189	182	72	18	499	170	85
143	134	36	11	651	199	80
–	–	–	–	1	–	–
983	602	454	1	3,637	1,020	3,382
–	–	–	–	810	630	599
–	–	–	–	–	391	128
35	–	15	–	171	–	–
1,000	–	–	–	560	1	–
365	211	78	33	588	392	49
4	4	1	–	18	6	5
2	2	1	–	7	2	2
–	–	–	–	1	–	–
80	59	32	5	404	146	58
2,801	1,194	689	229	352,215	20,489	4,388
$787,723	$734,825	$222,014	$69,312	$3,493,350	$1,084,586	$981,398
$657,620	$349,114	$148,718	$50,910	$3,701,256	$1,076,564	$979,875
11,416	14,691	1,817	709	78,739	15,488	–
1,919	16	969	–	1,213	–	–

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)  ($ Thousands)

March 31, 2025

	Mid-Cap Fund		U.S. Managed Volatility Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$59,103		$447,221
Total distributable earnings (accumulated losses)	11,442		137,121
Net Assets	$70,545		$584,342
Net Asset Value, Offering and Redemption Price Per Share — Class F	$28.98		$14.44
	($60,711,170 ÷ 2,094,944 shares	)	($425,341,048 ÷ 29,447,379 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$28.89		$14.43
	$(274,493 ÷ 9,502 shares	)	($693,752 ÷ 48,068 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$29.00		$14.44
	($9,559,043 ÷ 329,629 shares	)	($158,307,067 ÷ 10,960,966 shares	)

(1) Net Assets divided by Shares do not calculate to the stated NAV due to Net Assets and Shares being rounded.

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund		Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund

$662,042		$246,215		$183,719		$48,327		$4,212,286		$1,591,892		$981,249
125,681		488,610		38,295		20,985		(718,936)		(507,306)		149
$787,723		$734,825		$222,014		$69,312		$3,493,350		$1,084,586		$981,398
$10.65		$17.79		$11.67		$16.32		$9.56		$5.30		$10.00
($673,842,184 ÷ 63,281,630 shares	)	($634,422,041 ÷ 35,662,136 shares	)	($167,402,218 ÷ 14,339,705 shares	)	($53,256,544 ÷ 3,264,251 shares	)	($3,091,378,110 ÷ 323,437,424 shares	)	($915,013,262 ÷ 172,578,912 shares	)	($970,967,929 ÷ 97,080,254 shares	)
$10.28		N/A		N/A		$16.27		$9.54		$5.08		N/A
($588,509 ÷ 57,269 shares	)					($222,726 ÷ 13,692 shares	)	($2,697,065 ÷ 282,644 shares	)	$(2,786 ÷ 549 shares	)(1)
$10.67		$17.79		$11.66		$16.33		$9.56		$5.30		$10.01
($113,291,974 ÷ 10,614,490 shares	)	($100,403,094 ÷ 5,643,335 shares	)	($54,611,347 ÷ 4,683,758 shares	)	($15,832,695 ÷ 969,686 shares	)	($399,274,623 ÷ 41,746,129 shares	)	($169,569,694 ÷ 31,985,647 shares	)	($10,429,708 ÷ 1,041,791 shares	)

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)  ($ Thousands)

March 31, 2025

	Tax-Free Conservative Income Fund	Real Return Fund
Assets:
Investments, at value †	$216,927	$377,456
Affiliated investments, at value ††	–	553
Cash and cash equivalents	54	–
Due from Broker	–	–
Cash pledged as collateral on centrally cleared swap contracts	–	–
Cash pledged as collateral on OTC swap contracts	–	–
Cash pledged as collateral on futures contracts	–	–
Cash pledged as collateral on forward foreign currency contracts	–	–
Cash pledged as collateral on securities sold short	–	–
Foreign currency, at value †††	–	–
Receivable for fund shares sold	9	115
Receivable for investment securities sold	–	–
Dividends and interest receivable	1,741	1,601
Unrealized gain on forward foreign currency contracts	–	–
OTC Swap contracts, at value ††††	–	–
Receivable for Variation Margin on Futures Contracts	–	–
Receivable for Variation Margin on Swap Contracts	–	–
Foreign tax reclaim receivable	–	–
Prepaid expenses	6	11
Total Assets	218,737	379,736
Liabilities:
Payable for investment securities purchased	7,294	–
Payable for fund shares redeemed	358	403
Income distribution payable	124	–
Administration fees payable	18	59
Shareholder servicing fees payable Class F	18	30
Payable for securities sold short@	–	–
OTC Swap contracts, at value ††††	–	–
Options and Swaptions written, at value ^^	–	–
Payable for Variation Margin on Swap Contracts	–	–
Payable for Variation Margin on Futures Contracts	–	–
Unrealized loss on foreign currency spot contracts	–	–
Unrealized loss on forward foreign currency contracts	–	–
Investment advisory fees payable	11	42
Trustees fees payable	1	2
Interest payable	–	–
Chief Compliance Officer fees payable	–	1
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	–
Accrued expense payable	18	27
Total Liabilities	7,842	564
Net Assets	$210,895	$379,172
† Cost of investments and repurchase agreements	$216,891	$371,201
†† Cost of affiliated investments	–	553
††† Cost of foreign currency	–	–
†††† Cost (premiums received)	–	–
^^ Premiums received from written options and swaptions	–	–
@Proceeds from securities sold short	–	–

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Liquid Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$557,189	$192,376	$–	$615,414	$512,040	$535,089	$294,387
9,619	20,629	–	–	–	–	–
130,654	29,268	167,999	500,823	5,324	27,912	161,155
–	–	846	–	–	–	–
26,672	89	–	–	–	–	–
5,100	–	–	–	–	–	56
10,268	–	20,262	56,996	3,126	8,845	4,966
–	–	–	–	–	1	–
–	22,091	–	–	–	–	–
–	3,613	–	2,117	93	1	9
186	64	94	447	108	172	185
–	7,632	–	4,094	58	–	455
379	1,394	733	8,407	4,834	1,299	214
–	–	–	3,089	9	–	–
491	2	–	319	–	–	2,363
983	–	327	4,382	246	1,283	136
1,245	11	–	–	19	267	–
–	45	–	375	162	–	–
22	7	5	35	15	18	14
742,808	277,221	190,266	1,196,498	526,034	574,887	463,940

–	8,931	–	13,665	3,724	1,305	–
737	262	191	1,203	599	694	712
–	–	–	–	336	–	–
180	62	49	249	98	124	48
143	51	37	236	33	110	38
–	27,384	–	–	–	14,302	–
–	–	–	1,588	–	–	151
1,299	18	–	–	–	–	–
1,058	–	–	–	25	50	–
–	–	791	2,784	14	826	403
–	–	–	4	–	–	–
–	3	–	5,436	430	41	–
119	156	76	642	187	157	142
4	1	1	6	3	3	3
–	–	–	631	–	–	–
2	1	–	3	1	1	1
–	–	–	–	39	–	–
50	31	16	106	87	33	33
3,592	36,900	1,161	26,553	5,576	17,646	1,531
$739,216	$240,321	$189,105	$1,169,945	$520,458	$557,241	$462,409
$206,294	$200,314	$–	$609,802	$512,845	$452,862	$297,841
9,619	20,629	–	–	–	–	–
–	3,824	–	5,112	111	–	9
–	3	–	–	–	–	–
(4,774)	(7)	–	–	–	–	–
–	(27,851)	–	–	–	(12,657)	–

SEI Institutional Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2025

	Tax-Free Conservative Income Fund		Real Return Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$210,862		$384,442
Total distributable earnings (accumulated losses)	33		(5,270)
Net Assets	$210,895		$379,172
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.00		$9.86
	($202,398,696 ÷ 20,235,138 shares	)	($354,039,077 ÷ 35,912,242 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.02		$9.91
	($8,496,562 ÷ 847,804 shares	)	($25,132,507 ÷ 2,537,172 shares	)

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Liquid Alternative Fund		Multi-Asset Accumulation Fund		Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund

$341,369		$262,481		$196,277		$1,979,076		$579,661		$717,253		$469,898
397,847		(22,160)		(7,172)		(809,131)		(59,203)		(160,012)		(7,489)
$739,216		$240,321		$189,105		$1,169,945		$520,458		$557,241		$462,409
$16.11		$9.36		$9.77		$7.26		$10.01		$8.15		$9.82
($659,152,397 ÷ 40,926,919 shares	)	($234,588,110 ÷ 25,059,938 shares	)	($171,354,210 ÷ 17,545,861 shares	)	($1,099,876,474 ÷ 151,494,662 shares	)	($391,022,132 ÷ 39,066,668 shares	)	($519,844,174 ÷ 63,767,721 shares	)	($438,793,914 ÷ 44,703,996 shares	)
$16.16		$9.35		$9.78		$7.23		$10.01		$8.14		$9.82
($80,063,929 ÷ 4,953,220 shares	)	($5,733,234 ÷ 613,106 shares	)	($17,751,149 ÷ 1,814,660 shares	)	($70,068,737 ÷ 9,560,266 shares	)(1)	($129,435,368 ÷ 12,933,979 shares	)	($37,396,637 ÷ 4,591,630 shares	)	($23,614,593 ÷ 2,403,584 shares	)

SEI Institutional Managed Trust

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended March 31, 2025

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$13,336	$19,711	$5,726
Income from affiliated investments(1)	335	343	767
Interest income	11	–	1,077
Less: foreign taxes withheld	(43)	(198)	(25)
Total Investment Income	13,639	19,856	7,545
Expenses:
Investment advisory fees	3,092	2,353	3,064
Administration fees	2,356	2,017	2,285
Shareholder servicing fees Class F	1,902	1,562	1,745
Shareholder servicing fees Class I	–	2	3
Trustees' fees	20	17	19
Chief compliance officer fees	7	6	7
Administration servicing fees Class I	–	2	3
Proxy fees	123	102	116
Printing fees	85	72	82
Professional fees	54	45	52
Custodian/Wire agent fees	46	38	43
Registration fees	35	28	31
Pricing fees	10	8	9
Other expenses	21	17	19
Total Expenses	7,751	6,269	7,478
Less:
Waiver of investment advisory fees	(218)	(161)	(563)
Waiver of shareholder servicing fees Class F	(15)	(12)	(14)
Waiver of shareholder servicing fees Class I	–	–	–
Waiver of administration fees	(399)	(108)	(113)
Net Expenses	7,119	5,988	6,788
Net Investment Income (Loss)	6,520	13,868	757
Net Realized Gain (Loss) on:
Investments	146,422	64,338	160,807
Affiliated investments	–	–	–
Futures contracts	(467)	(330)	(489)
Swap contracts	–	–	(2,132)
Net Realized Gain (Loss)	145,955	64,008	158,186
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(183,820)	(76,824)	(188,205)
Affiliated investments	–	–	–
Futures contracts	(254)	(327)	(553)
Swap contracts	–	–	(4,938)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	–
Net Change in Unrealized Appreciation (Depreciation)	(184,074)	(77,151)	(193,696)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(31,599)	$725	$(34,753)

(1)    See Note 6 in Notes to Financial Statements.

(2)    Includes realized gains as a result of in-kind transactions (see Note 13 in the Notes to Financial Statements).

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Large Cap Index Fund	Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund

$7,527	$36,010	$6,661	$3,936	$3,851	$1,084	$5,943
412	1,385	414	105	90	81	191
–	–	21	4	–	3	8
(3)	(156)	(1)	(26)	(15)	(9)	(33)
7,936	37,239	7,095	4,019	3,926	1,159	6,109

287	8,315	152	1,651	996	997	2,468
1,724	4,511	1,113	762	460	460	1,139
1,437	4,468	1,255	599	334	341	810
–	–	9	–	1	–	–
14	52	13	7	4	4	10
5	18	4	2	1	1	3
–	–	9	–	1	–	–
89	325	77	44	27	27	66
62	222	54	27	17	16	41
39	140	34	17	10	10	26
33	120	29	16	9	9	23
24	87	21	12	7	7	18
11	24	8	6	4	4	7
77	54	67	7	5	4	11
3,802	18,336	2,845	3,150	1,876	1,880	4,622

(172)	–	(51)	(191)	(120)	(167)	(292)
(862)	(36)	(1,004)	(5)	(3)	(3)	(97)
–	–	(2)	–	–	–	–
(1,228)	(152)	(420)	(45)	(69)	(21)	(65)
1,540	18,148	1,368	2,909	1,684	1,689	4,168
6,396	19,091	5,727	1,110	2,242	(530)	1,941

39,584	421,675 (2)	55,411	30,240	20,666	24,726	90,907 (2)
2	–	–	–	–	–	–
(292)	(1,257)	124	(292)	(286)	(297)	1,028
–	–	–	–	–	–	–
39,294	420,418	55,535	29,948	20,380	24,429	91,935

(63,783)	(551,765)	(77,696)	(62,879)	(43,834)	(47,791)	(139,441)
17	–	–	–	–	–	–
(595)	(695)	(602)	(62)	(114)	(70)	(123)
–	–	–	–	–	–	–
–	(8)	–	–	–	–	–
(64,361)	(552,468)	(78,298)	(62,941)	(43,948)	(47,861)	(139,564)
$(18,671)	$(112,959)	$(17,036)	$(31,883)	$(21,326)	$(23,962)	$(45,688)

SEI Institutional Managed Trust

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended March 31, 2025

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Investment Income:
Dividends	$646	$7,394	$9,235
Income from affiliated investments(1)	27	204	202
Interest income	1	4	103
Less: foreign taxes withheld	(2)	(32)	(646)
Total Investment Income	672	7,570	8,894
Expenses:
Investment advisory fees	153	1,679	2,622
Administration fees	115	916	1,210
Shareholder servicing fees Class F	84	556	864
Shareholder servicing fees Class I	–	1	1
Trustees' fees	1	8	10
Chief compliance officer fees	–	3	3
Administration servicing fees Class I	–	1	1
Proxy fees	6	48	63
Printing fees	4	33	43
Professional fees	3	21	27
Registration fees	2	14	17
Custodian/Wire agent fees	2	18	48
Pricing fees	2	5	7
Other expenses	1	8	11
Total Expenses	373	3,311	4,927
Less:
Waiver of investment advisory fees	–	(707)	(436)
Waiver of shareholder servicing fees Class F	(1)	(4)	(7)
Waiver of administration fees	(2)	–	(77)
Net Expenses	370	2,600	4,407
Net Investment Income	302	4,970	4,487
Net Realized Gain (Loss) on:
Investments	4,502	38,135	27,483
Futures contracts	(64)	338	(70)
Foreign currency translation	–	(36)	(70)
Forward foreign currency contracts	–	–	7,400
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	–	–	–
Net Realized Gain (Loss)	4,438	38,437	34,743
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,759)	(27,839)	(13,504)
Futures contracts	(22)	(163)	(255)
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	–	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	(15)	(112)
Forward foreign currency contracts	–	–	74
Net Change in Unrealized Appreciation (Depreciation)	(6,781)	(28,017)	(13,797)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,041)	$15,390	$25,433

(1)    See Note 6 in Notes to Financial Statements.

(2)    Includes realized gains as a result of in-kind transactions (see Note 13 in the Notes to Financial Statements).

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Real Estate Fund	Core Fixed Income Fund	High Yield Bond Fund	Conservative Income Fund	Tax-Free Conservative Income Fund

$7,985	$3,294	$1,139	$–	$450	$–	$–
344	53	18	2,605	623	–	–
5	36	–	77,533	108,196	20,367	3,311
(39)	(376)	–	–	(25)	–	–
8,295	3,007	1,157	80,138	109,244	20,367	3,311

2,120	745	237	4,785	2,735	429	109
1,156	436	109	2,922	1,122	858	219
834	221	73	3,861	1,188	1,060	263
–	–	–	3	–	–	–
10	3	1	44	14	10	3
3	1	–	15	5	4	1
–	–	–	3	–	–	–
63	22	6	267	87	57	15
41	12	4	185	60	45	12
26	8	2	118	38	28	7
17	6	2	74	25	14	4
23	59	2	101	32	22	6
5	4	1	269	107	13	6
11	3	1	45	15	10	3
4,309	1,520	438	12,692	5,428	2,550	648

(824)	(286)	(32)	(1,349)	(428)	(172)	(44)
(7)	(2)	(1)	(31)	(10)	(636)	(158)
(28)	(1)	(1)	–	(110)	(392)	(104)
3,450	1,231	404	11,312	4,880	1,350	342
4,845	1,776	753	68,826	104,364	19,017	2,969

139,326 (2)	22,416	5,612	(80,208)	(49,214)	2	–
200	33	–	(10,182)	–	–	–
(2)	(122)	–	25	6	–	–
–	31	–	(263)	36	–	–
–	–	–	136	–	–	–
–	–	–	202	–	–	–
–	–	–	(2,298)	–	–	–
139,524	22,358	5,612	(92,588)	(49,172)	2	–

(134,662)	(22,967)	(8,692)	(8,928)	(37,115)	(286)	(54)
(117)	(28)	–	1,609	–	–	–
–	–	–	(247)	–	–	–
–	–	–	(25)	–	–	–
–	–	–	5,011	–	–	–
(2)	(122)	–	(30)	(1)	–	–
–	–	–	160	10	–	–
(134,781)	(23,117)	(8,692)	(2,450)	(37,106)	(286)	(54)
$9,588	$1,017	$(2,327)	$(26,212)	$18,086	$18,733	$2,915

SEI Institutional Managed Trust

STATEMENTS OF OPERATIONS/CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)  ($ Thousands)

For the six month period ended March 31, 2025

	Real Return Fund	Dynamic Asset Allocation Fund
Investment Income:
Dividends	$–	$4,224
Income from affiliated investments(1)	20	160
Interest income	6,590	2,862
Less: foreign taxes withheld	–	(12)
Total Investment Income	6,610	7,234
Expenses:
Shareholder servicing fees Class F	439	905
Investment advisory fees	413	2,427
Administration fees	375	1,214
Trustees' fees	5	10
Chief compliance officer fees	2	4
Proxy fees	28	62
Printing fees	20	44
Professional fees	13	27
Custodian/Wire agent fees	10	10
Registration fees	6	16
Pricing fees	4	7
Dividend and interest expense on securities sold short	–	–
Interest expense	–	–
Other expenses	5	10
Total Expenses	1,320	4,736
Less:
Waiver of investment advisory fees	(169)	(1,674)
Waiver of shareholder servicing fees Class F	(263)	–
Waiver of administration fees	(22)	(62)
Net Expenses	866	3,000
Net Investment Income	5,744	4,234
Net Realized Gain (Loss) on:
Investments	(891)	59,222
Securities sold short	–	–
Futures contracts	–	(2,748)
Foreign currency translation	–	11
Forward foreign currency contracts	–	–
Purchased options and swaptions	–	(766)
Written options and swaptions	–	1,291
Swap contracts	–	(1,072)
Net Realized Gain (Loss)	(891)	55,938
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	5,184	(71,498)
Securities sold short	–	–
Futures contracts	–	(6,007)
Purchased options and swaptions	–	(2,022)
Written options and swaptions	–	4,570
Swap contracts	–	24,380
Foreign capital gains tax	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	(12)
Forward foreign currency contracts	–	–
Net Change in Unrealized Appreciation (Depreciation)	5,184	(50,589)
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,037	$9,583

(1)    See Note 6 in Notes to Financial Statements.

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Multi-Strategy Alternative Fund	Liquid Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund

$2,546	$–	$63	$2,274	$1,877	$954
486	–	–	–	–	–
9,854	4,278	23,153	14,170	11,949	7,998
(8)	–	–	(105)	(1,447)	–
12,878	4,278	23,216	16,339	12,379	8,952

313	227	1,436	500	649	569
1,925	502	4,598	1,599	1,531	959
385	301	1,839	799	835	719
3	3	15	7	7	6
1	1	5	2	2	2
20	15	97	41	43	38
14	11	65	28	30	26
9	7	42	18	19	16
7	6	34	19	23	18
6	2	33	13	13	11
28	1	11	84	39	7
370	–	–	–	424	–
4,314	–	–	–	487	–
3	3	16	7	7	6
7,398	1,079	8,191	3,117	4,109	2,377

(962)	(30)	(674)	(481)	(607)	(96)
(3)	–	–	(300)	–	(342)
(3)	–	(326)	(223)	(82)	(419)
6,430	1,049	7,191	2,113	3,420	1,520
6,448	3,229	16,025	14,226	8,959	7,432

(2,515)	–	7,949	(2,064)	9,002	(5,382)
821	–	–	–	(2,333)	–
–	(4,177)	(40,428)	(1,327)	11,360	(3,733)
33	–	1,082	(529)	(39)	(707)
13	–	6,482	398	100	6,536
(17)	–	–	(22)	–	(737)
7	–	–	(11)	–	430
(26)	–	3,021	204	(1,046)	3,840
(1,684)	(4,177)	(21,894)	(3,351)	17,044	247

(8,190)	–	(1,328)	(2,219)	(8,202)	(6,692)
1,757	–	–	–	1,567	–
–	(4,412)	(20,046)	(20)	1,581	(3,430)
31	–	–	10	–	319
(14)	–	–	(14)	–	(262)
34	–	(3,381)	(273)	3,502	1,580
–	–	–	(39)	–	–
(263)	–	(1,505)	(87)	–	(83)
(1)	–	(3,255)	109	(3)	335
(6,646)	(4,412)	(29,515)	(2,533)	(1,555)	(8,233)
$(1,882)	$(5,360)	$(35,384)	$8,342	$24,448	$(554)

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2025 (Unaudited) and the year ended September 30,

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income	$6,520	$13,041	$13,868	$26,900	$757	$1,577
Net realized gain	145,955	239,398	64,008	80,790	158,186	274,111
Net change in unrealized appreciation (depreciation)	(184,074)	210,701	(77,151)	183,660	(193,696)	236,808
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,599)	463,140	725	291,350	(34,753)	512,496
Distributions:
Class F:	(232,755)	(105,193)	(87,491)	(77,983)	(265,235)	(187,335)
Class I:	N/A	N/A	(96)	(92)	(523)	(329)
Class Y:	(9,545)	(3,616)	(6,469)	(8,363)	(24,996)	(21,119)
Total Distributions	(242,300)	(108,809)	(94,056)	(86,438)	(290,754)	(208,783)
Capital Share Transactions:(2)
Class F:
Proceeds from shares issued	59,154	183,485	79,586	143,161	85,421	133,764
Reinvestment of dividends & distributions	213,862	96,796	82,264	73,146	247,739	174,087
Cost of shares redeemed	(224,212)	(599,104)	(123,395)	(246,001)	(218,759)	(367,695)
Net increase (decrease) from Class F transactions	48,804	(318,823)	38,455	(29,694)	114,401	(59,844)
Class I:
Proceeds from shares issued	N/A	N/A	217	117	355	431
Reinvestment of dividends & distributions	N/A	N/A	76	75	460	281
Cost of shares redeemed	N/A	N/A	(2)	(350)	(140)	(830)
Net increase (decrease) from Class I transactions	N/A	N/A	291	(158)	675	(118)
Class Y:
Proceeds from shares issued	7,084	12,916	13,096	9,637	14,721	9,312
Reinvestment of dividends & distributions	8,883	3,345	6,010	7,809	23,084	19,657
Cost of shares redeemed	(9,028)	(17,535)	(14,978)	(63,511)	(25,743)	(67,462)
Net increase (decrease) from Class Y transactions	6,939	(1,274)	4,128	(46,065)	12,062	(38,493)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	55,743	(320,097)	42,874	(75,917)	127,138	(98,455)
Net Increase (Decrease) in Net Assets	(218,156)	34,234	(50,457)	128,995	(198,369)	205,258
Net Assets
Beginning of period	1,652,125	1,617,891	1,365,522	1,236,527	1,541,858	1,336,600
End of period	$1,433,969	$1,652,125	$1,315,065	$1,365,522	$1,343,489	$1,541,858

(1)    Includes realized gains as a result of in-kind transactions (see Note 13 in the Notes to Financial Statements).

(2)    See Note 7 in Notes to Financial Statements for additional information.

(3)    Includes redemptions as a result of in-kind transactions (see Note 13 in the Notes to Financial Statements).

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Large Cap Index Fund		Tax-Managed Large Cap Fund				S&P 500 Index Fund		Small Cap Fund
2025	2024	2025		2024		2025	2024	2025	2024

$6,396	$13,758	$19,091		$36,111		$5,727	$12,395	$1,110	$3,190
39,294	39,548	420,418	(1)	462,786	(1)	55,535	100,924	29,948	50,860
(64,361)	278,650	(552,468)		530,650		(78,298)	185,403	(62,941)	76,234
(18,671)	331,956	(112,959)		1,029,547		(17,036)	298,722	(31,883)	130,284

(47,136)	(14,147)	(279,082)		(172,387)		(109,334)	(41,925)	(56,728)	(20,317)
N/A	N/A	N/A		N/A		(787)	(238)	N/A	N/A
N/A	N/A	(46,045)		(28,655)		N/A	N/A	(3,518)	(1,054)
(47,136)	(14,147)	(325,127)		(201,042)		(110,121)	(42,163)	(60,246)	(21,371)

79,307	198,055	655,088		348,311		46,699	75,549	17,915	105,485
45,135	13,491	233,011		146,236		93,395	36,687	52,877	18,986
(182,098)	(355,013)	(922,687	)(3)	(724,439	)(3)	(113,562)	(205,553)	(132,784)	(164,062)
(57,656)	(143,467)	(34,588)		(229,892)		26,532	(93,317)	(61,992)	(39,591)

N/A	N/A	N/A		N/A		681	1,321	N/A	N/A
N/A	N/A	N/A		N/A		689	208	N/A	N/A
N/A	N/A	N/A		N/A		(217)	(1,481)	N/A	N/A
N/A	N/A	N/A		N/A		1,153	48	N/A	N/A

N/A	N/A	30,048		20,296		N/A	N/A	2,725	20,125
N/A	N/A	39,143		24,806		N/A	N/A	2,997	945
N/A	N/A	(50,748)		(80,664)		N/A	N/A	(19,163)	(8,025)
N/A	N/A	18,443		(35,562)		N/A	N/A	(13,441)	13,045
(57,656)	(143,467)	(16,145)		(265,454)		27,685	(93,269)	(75,433)	(26,546)
(123,463)	174,342	(454,231)		563,051		(99,472)	163,290	(167,562)	82,367

1,183,715	1,009,373	4,351,207		3,788,156		1,029,295	866,005	601,695	519,328
$1,060,252	$1,183,715	$3,896,976		$4,351,207		$929,823	$1,029,295	$434,133	$601,695

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2025 (Unaudited) and the year ended September 30,

	Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund
	2025	2024	2025	2024	2025		2024
Operations:
Net investment income (loss)	$2,242	$4,297	$(530)	$(819)	$1,941		$3,432
Net realized gain	20,380	42,904	24,429	38,152	91,935	(1)	91,145
Net change in unrealized appreciation (depreciation)	(43,948)	27,244	(47,861)	48,978	(139,564)		106,560
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,326)	74,445	(23,962)	86,311	(45,688)		201,137
Distributions:
Class F:	(44,879)	(9,597)	(17,448)	—	(115,289)		(22,245)
Class I:	(85)	(15)	(24)	—	N/A		N/A
Class Y:	(6,617)	(1,529)	(2,205)	—	(19,783)		(3,572)
Total Distributions	(51,581)	(11,141)	(19,677)	—	(135,072)		(25,817)
Capital Share Transactions:(2)
Class F:
Proceeds from shares issued	18,671	36,536	15,874	37,909	53,500		47,340
Reinvestment of dividends & distributions	41,416	8,931	15,940	—	95,023		18,896
Cost of shares redeemed	(92,162)	(70,915)	(92,646)	(62,048)	(211,091	)(3)	(121,350)
Net increase (decrease) from Class F transactions	(32,075)	(25,448)	(60,832)	(24,139)	(62,568)		(55,114)
Class I:
Proceeds from shares issued	9	17	9	80	N/A		N/A
Reinvestment of dividends & distributions	76	12	20	—	N/A		N/A
Cost of shares redeemed	(24)	(86)	(124)	(148)	N/A		N/A
Net increase (decrease) from Class I transactions	61	(57)	(95)	(68)	N/A		N/A
Class Y:
Proceeds from shares issued	6,140	2,237	4,025	2,584	6,558		9,034
Reinvestment of dividends & distributions	5,602	1,360	2,050	—	16,666		3,077
Cost of shares redeemed	(5,974)	(16,752)	(4,771)	(8,370)	(15,548)		(17,904)
Net increase (decrease) from Class Y transactions	5,768	(13,155)	1,304	(5,786)	7,676		(5,793)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(26,246)	(38,660)	(59,623)	(29,993)	(54,892)		(60,907)
Net Increase (Decrease) in Net Assets	(99,153)	24,644	(103,262)	56,318	(235,652)		114,413
Net Assets
Beginning of period	367,694	343,050	364,360	308,042	887,533		773,120
End of period	$268,541	$367,694	$261,098	$364,360	$651,881		$887,533

(1)    Includes realized gains as a result of in-kind transactions (see Note 13 in the Notes to Financial Statements).

(2)    See Note 7 in Notes to Financial Statements for additional information.

(3)    Includes redemptions as a result of in-kind transactions (see Note 13 in the Notes to Financial Statements).

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund				Tax-Managed International Managed Volatility Fund
2025	2024	2025	2024	2025	2024	2025		2024		2025	2024

$302	$544	$4,970	$12,396	$4,487	$14,397	$4,845		$7,172		$1,776	$8,714
4,438	7,171	38,437	78,313	34,743	41,419	139,524	(1)	122,144		22,358	12,837
(6,781)	12,726	(28,017)	58,986	(13,797)	107,479	(134,781)		79,608		(23,117)	37,617
(2,041)	20,441	15,390	149,695	25,433	163,295	9,588		208,924		1,017	59,168

(5,275)	(379)	(61,314)	(67,170)	(55,211)	(36,445)	(125,421)		(94,844)		(7,533)	(8,206)
(22)	(1)	(92)	(71)	(45)	(27)	N/A		N/A		N/A	N/A
(632)	(44)	(22,115)	(21,449)	(9,397)	(6,802)	(19,754)		(14,617)		(2,488)	(2,081)
(5,929)	(424)	(83,521)	(88,690)	(64,653)	(43,274)	(145,175)		(109,461)		(10,021)	(10,287)

2,522	8,889	20,990	61,561	33,221	220,616	158,647		38,491		34,612	16,853
4,883	353	52,833	58,267	47,432	30,528	102,802		77,623		6,214	7,051
(14,449)	(22,439)	(72,200)	(268,138)	(98,903)	(291,337)	(241,799	)(3)	(170,017	)(3)	(113,179)	(66,363)
(7,044)	(13,197)	1,623	(148,310)	(18,250)	(40,193)	19,650		(53,903)		(72,353)	(42,459)

54	44	—	7	—	2	N/A		N/A		N/A	N/A
22	1	92	71	46	27	N/A		N/A		N/A	N/A
(50)	(134)	—	(9)	—	—	N/A		N/A		N/A	N/A
26	(89)	92	69	46	29	N/A		N/A		N/A	N/A

6,431	4,679	14,174	21,831	5,662	13,888	7,186		6,732		3,997	2,085
619	44	18,470	18,832	7,723	5,748	14,961		11,006		1,824	1,575
(5,595)	(1,619)	(30,027)	(50,011)	(13,324)	(36,061)	(17,424)		(22,526)		(8,967)	(11,296)
1,455	3,104	2,617	(9,348)	61	(16,425)	4,723		(4,788)		(3,146)	(7,636)
(5,563)	(10,182)	4,332	(157,589)	(18,143)	(56,589)	24,373		(58,691)		(75,499)	(50,095)
(13,533)	9,835	(63,799)	(96,584)	(57,363)	63,432	(111,214)		40,772		(84,503)	(1,214)

84,078	74,243	648,141	744,725	845,086	781,654	846,039		805,267		306,517	307,731
$70,545	$84,078	$584,342	$648,141	$787,723	$845,086	$734,825		$846,039		$222,014	$306,517

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2025 (Unaudited) and the year ended September 30,

	Real Estate Fund		Core Fixed Income Fund		High Yield Bond Fund
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income	$753	$1,353	$68,826	$139,958	$104,364	$103,278
Net realized gain (loss)	5,612	1,598	(92,588)	(28,726)	(49,172)	(40,703)
Net change in unrealized appreciation (depreciation)	(8,692)	19,093	(2,450)	287,164	(37,106)	98,394
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,327)	22,044	(26,212)	398,396	18,086	160,969
Distributions:
Class F:	(2,556)	(1,425)	(57,091)	(118,352)	(39,458)	(111,376)
Class I:	(10)	(4)	(47)	(100)	—	—
Class Y:	(586)	(368)	(7,673)	(15,508)	(7,321)	(18,122)
Return of Capital:
Class F:	—	—	—	(5,364)	—	(16,218)
Class I:	—	—	—	(5)	—	—
Class Y:	—	—	—	(694)	—	(2,776)
Total Distributions	(3,152)	(1,797)	(64,811)	(140,023)	(46,779)	(148,492)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	2,053	5,334	226,962	802,804	117,292	256,473
Reinvestment of dividends & distributions	2,261	1,272	52,664	113,765	35,473	114,699
Cost of shares redeemed	(10,005)	(14,698)	(347,227)	(872,380)	(209,536)	(458,497)
Net increase (decrease) from Class F transactions	(5,691)	(8,092)	(67,601)	44,189	(56,771)	(87,325)
Class I:
Proceeds from shares issued	1	1	76	304	—	—
Reinvestment of dividends & distributions	9	4	39	81	—	—
Cost of shares redeemed	—	(1)	(296)	(361)	—	(1)
Net increase (decrease) from Class I transactions	10	4	(181)	24	—	(1)
Class Y:
Proceeds from shares issued	3,308	1,240	52,126	68,244	39,039	46,750
Reinvestment of dividends & distributions	586	364	7,408	15,634	7,143	20,445
Cost of shares redeemed	(1,360)	(4,031)	(50,774)	(98,537)	(45,803)	(51,678)
Net increase (decrease) from Class Y transactions	2,534	(2,427)	8,760	(14,659)	379	15,517
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(3,147)	(10,515)	(59,022)	29,554	(56,392)	(71,809)
Net Increase (Decrease) in Net Assets	(8,626)	9,732	(150,045)	287,927	(85,085)	(59,332)
Net Assets
Beginning of period	77,938	68,206	3,643,395	3,355,468	1,169,671	1,229,003
End of period	$69,312	$77,938	$3,493,350	$3,643,395	$1,084,586	$1,169,671

(1)    See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Conservative Income Fund		Tax-Free Conservative Income Fund		Real Return Fund		Dynamic Asset Allocation Fund
2025	2024	2025	2024	2025	2024	2025	2024

$19,017	$32,597	$2,969	$5,708	$5,744	$12,326	$4,234	$9,496
2	(1)	—	—	(891)	(4,544)	55,938	57,847
(286)	463	(54)	153	5,184	15,069	(50,589)	140,421
18,733	33,059	2,915	5,861	10,037	22,851	9,583	207,764

(18,804)	(32,061)	(2,886)	(5,452)	(3,235)	(10,644)	(76,679)	(59,917)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(219)	(586)	(116)	(231)	(237)	(683)	(7,897)	(3,873)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(19,023)	(32,647)	(3,002)	(5,683)	(3,472)	(11,327)	(84,576)	(63,790)

574,276	616,288	73,898	96,251	24,632	234,544	25,982	145,421
15,400	25,958	2,125	4,250	2,841	9,155	71,961	55,911
(330,016)	(395,144)	(55,764)	(82,371)	(38,610)	(78,872)	(109,069)	(235,878)
259,660	247,102	20,259	18,130	(11,137)	164,827	(11,126)	(34,546)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,787	7,276	3,645	11,725	1,909	15,410	18,351	49,282
206	547	106	215	223	657	7,286	3,776
(1,737)	(12,868)	(4,125)	(7,046)	(2,508)	(5,978)	(28,413)	(17,112)
256	(5,045)	(374)	4,894	(376)	10,089	(2,776)	35,946
259,916	242,057	19,885	23,024	(11,513)	174,916	(13,902)	1,400
259,626	242,469	19,798	23,202	(4,948)	186,440	(88,895)	145,374

721,772	479,303	191,097	167,895	384,120	197,680	828,111	682,737
$981,398	$721,772	$210,895	$191,097	$379,172	$384,120	$739,216	$828,111

SEI Institutional Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2025 (Unaudited) and the year ended September 30,

	Multi-Strategy Alternative Fund		Liquid Alternative Fund
	2025	2024	2025	2024
Operations:
Net investment income	$6,448	$14,682	$3,229	$4,901
Net realized gain (loss)	(1,684)	11,148	(4,177)	1,819
Net change in unrealized appreciation (depreciation)	(6,646)	6,556	(4,412)	2,811
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,882)	32,386	(5,360)	9,531
Distributions:
Class F:	(13,184)	(14,660)	(10,059)	(111)
Class Y:	(337)	(629)	(1,081)	(280)
Return of Capital:
Class F:	—	—	—	—
Class Y:	—	—	—	—
Total Distributions	(13,521)	(15,289)	(11,140)	(391)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	9,081	19,847	15,581	203,720
Reinvestment of dividends & distributions	11,590	13,135	9,661	78
Cost of shares redeemed	(33,815)	(140,961)	(22,809)	(29,030)
Net increase (decrease) from Class F transactions	(13,144)	(107,979)	2,433	174,768
Class Y:
Proceeds from shares issued	374	1,577	1,264	11,292
Reinvestment of dividends & distributions	310	602	1,069	280
Cost of shares redeemed	(845)	(10,851)	(2,894)	(3,105)
Net increase (decrease) from Class Y transactions	(161)	(8,672)	(561)	8,467
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(13,305)	(116,651)	1,872	183,235
Net Increase (Decrease) in Net Assets	(28,708)	(99,554)	(14,628)	192,375
Net Assets
Beginning of period	269,029	368,583	203,733	11,358
End of period	$240,321	$269,029	$189,105	$203,733

(1)    See Note 7 in Notes to Financial Statements for additional information.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Multi-Asset Accumulation Fund		Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
2025	2024	2025	2024	2025	2024	2025	2024

$16,025	$54,716	$14,226	$39,927	$8,959	$23,636	$7,432	$21,227
(21,894)	64,838	(3,351)	(32,834)	17,044	(2,355)	247	34,989
(29,515)	118,670	(2,533)	84,639	(1,555)	15,855	(8,233)	(4,285)
(35,384)	238,224	8,342	91,732	24,448	37,136	(554)	51,931

(24,353)	(20,226)	(10,723)	(30,788)	(16,121)	(22,723)	(33,934)	(21,077)
(1,862)	(1,252)	(3,649)	(8,881)	(1,276)	(1,270)	(1,802)	(1,083)

—	(16,112)	—	—	—	—	—	—
—	(998)	—	—	—	—	—	—
(26,215)	(38,588)	(14,372)	(39,669)	(17,397)	(23,993)	(35,736)	(22,160)

45,529	129,200	19,841	44,256	21,678	57,969	23,825	45,691
21,481	32,886	8,884	25,843	14,596	20,689	25,849	16,281
(146,989)	(892,797)	(51,228)	(224,990)	(66,248)	(196,504)	(58,961)	(159,782)
(79,979)	(730,711)	(22,503)	(154,891)	(29,974)	(117,846)	(9,287)	(97,810)

5,816	14,061	8,004	16,856	4,230	11,131	985	1,667
1,784	2,165	3,591	8,719	1,239	1,224	1,719	1,031
(24,228)	(38,228)	(18,625)	(26,558)	(5,590)	(7,060)	(2,559)	(8,388)
(16,628)	(22,002)	(7,030)	(983)	(121)	5,295	145	(5,690)
(96,607)	(752,713)	(29,533)	(155,874)	(30,095)	(112,551)	(9,142)	(103,500)
(158,206)	(553,077)	(35,563)	(103,811)	(23,044)	(99,408)	(45,432)	(73,729)

1,328,151	1,881,228	556,021	659,832	580,285	679,693	507,841	581,570
$1,169,945	$1,328,151	$520,458	$556,021	$557,241	$580,285	$462,409	$507,841

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2025 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class F
2025	$16.79	$0.06	$(0.32)	$(0.26)	$(0.06)	$(2.52)	$(2.58)	$13.95	(2.48)%	$1,374,015	0.91	%(2)	0.99%	0.81%	20%
2024	13.55	0.12	4.07	4.19	(0.12)	(0.83)	(0.95)	16.79	32.33	1,588,186	0.89		0.97	0.78	34
2023	12.66	0.12	2.09	2.21	(0.09)	(1.23)	(1.32)	13.55	18.19	1,565,195	0.89		0.97	0.89	26
2022	17.51	0.12	(2.62)	(2.50)	(0.10)	(2.25)	(2.35)	12.66	(17.25)	1,519,963	0.89		0.95	0.75	39
2021	13.95	0.10	4.00	4.10	(0.12)	(0.42)	(0.54)	17.51	29.93	2,050,558	0.89		0.95	0.63	33
2020	13.94	0.16	0.89	1.05	(0.18)	(0.86)	(1.04)	13.95	7.67	1,944,209	0.89		0.96	1.16	63
Class Y
2025	$16.81	$0.08	$(0.32)	$(0.24)	$(0.08)	$(2.52)	$(2.60)	$13.97	(2.35)%	$59,954	0.66	%(3)	0.74%	1.06%	20%
2024	13.57	0.15	4.08	4.23	(0.16)	(0.83)	(0.99)	16.81	32.61	63,939	0.65		0.72	1.02	34
2023	12.66	0.15	2.11	2.26	(0.12)	(1.23)	(1.35)	13.57	18.59	52,696	0.64		0.72	1.14	26
2022	17.52	0.15	(2.62)	(2.47)	(0.14)	(2.25)	(2.39)	12.66	(17.08)	49,941	0.64		0.70	0.95	39
2021	13.95	0.15	4.00	4.15	(0.16)	(0.42)	(0.58)	17.52	30.33	109,909	0.64		0.70	0.88	33
2020	13.95	0.19	0.89	1.08	(0.22)	(0.86)	(1.08)	13.95	7.86	103,168	0.64		0.71	1.41	63
Large Cap Value Fund
Class F
2025	$27.89	$0.27	$(0.27)	$—	$(0.25)	$(1.69)	$(1.94)	$25.95	0.02%	$1,220,102	0.91	%(2)	0.95%	2.04%	8%
2024	23.86	0.52	5.21	5.73	(0.43)	(1.27)	(1.70)	27.89	25.09	1,268,429	0.89		0.93	2.04	15
2023	23.02	0.52	2.70	3.22	(0.61)	(1.77)	(2.38)	23.86	14.03	1,110,985	0.89		0.93	2.11	22
2022	27.27	0.49	(3.07)	(2.58)	(0.48)	(1.19)	(1.67)	23.02	(10.30)	1,068,126	0.89		0.93	1.81	24
2021	20.11	0.46	7.16	7.62	(0.46)	—	(0.46)	27.27	38.21	1,322,518	0.89		0.93	1.80	29
2020	23.25	0.45	(2.70)	(2.25)	(0.46)	(0.43)	(0.89)	20.11	(9.96)	1,097,338	0.89		0.93	2.15	65
Class I
2025	$27.94	$0.25	$(0.28)	$(0.03)	$(0.22)	$(1.69)	$(1.91)	$26.00	(0.10)%	$1,590	1.13	%(4)	1.20%	1.83%	8%
2024	23.90	0.47	5.21	5.68	(0.37)	(1.27)	(1.64)	27.94	24.81	1,393	1.11		1.18	1.83	15
2023	23.05	0.46	2.72	3.18	(0.56)	(1.77)	(2.33)	23.90	13.79	1,323	1.11		1.18	1.87	22
2022	27.30	0.43	(3.07)	(2.64)	(0.42)	(1.19)	(1.61)	23.05	(10.52)	2,111	1.11		1.18	1.57	24
2021	20.13	0.40	7.18	7.58	(0.41)	—	(0.41)	27.30	37.93	3,060	1.11		1.18	1.58	29
2020	23.27	0.41	(2.71)	(2.30)	(0.41)	(0.43)	(0.84)	20.13	(10.17)	2,454	1.11		1.18	1.93	65
Class Y
2025	$27.88	$0.31	$(0.28)	$0.03	$(0.28)	$(1.69)	$(1.97)	$25.94	0.14%	$93,373	0.66	%(3)	0.70%	2.31%	8%
2024	23.86	0.58	5.20	5.78	(0.49)	(1.27)	(1.76)	27.88	25.36	95,700	0.64		0.68	2.30	15
2023	23.02	0.58	2.70	3.28	(0.67)	(1.77)	(2.44)	23.86	14.32	124,219	0.64		0.68	2.35	22
2022	27.27	0.56	(3.07)	(2.51)	(0.55)	(1.19)	(1.74)	23.02	(10.06)	174,123	0.64		0.68	2.06	24
2021	20.11	0.52	7.16	7.68	(0.52)	—	(0.52)	27.27	38.55	203,964	0.64		0.68	2.05	29
2020	23.26	0.51	(2.71)	(2.20)	(0.52)	(0.43)	(0.95)	20.11	(9.76)	148,423	0.64		0.68	2.40	65

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2025 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Growth Fund
Class F
2025	$49.54	$0.02	$(0.50)	$(0.48)	$(0.45)	$(9.12)	$(9.57)	$39.49	(3.18)%	$1,223,246	0.91	%(2)	1.00%	0.08%	34%
2024	40.64	0.04	15.52	15.56	—	(6.66)	(6.66)	49.54	42.71	1,405,182	0.89		0.98	0.09	65
2023	34.86	0.04	8.46	8.50	(0.04)	(2.68)	(2.72)	40.64	25.88	1,190,786	0.89		0.98	0.11	67
2022	51.97	(0.02)	(10.34)	(10.36)	(0.01)	(6.74)	(6.75)	34.86	(23.91)	1,110,117	0.89		0.97	(0.04)	61
2021	45.29	(0.13)	11.07	10.94	(0.03)	(4.23)	(4.26)	51.97	25.80	1,515,191	0.89		0.97	(0.26)	42
2020	35.79	0.04	11.63	11.67	(0.08)	(2.09)	(2.17)	45.29	34.07	1,395,858	0.89		0.98	0.11	58
Class I
2025	$46.89	$(0.03)	$(0.43)	$(0.46)	$(0.38)	$(9.12)	$(9.50)	$36.93	(3.31)%	$2,324	1.13	%(3)	1.25%	(0.14)%	34%
2024	38.86	(0.06)	14.75	14.69	—	(6.66)	(6.66)	46.89	42.39	2,259	1.11		1.23	(0.14)	65
2023	33.49	(0.04)	8.10	8.06	(0.01)	(2.68)	(2.69)	38.86	25.61	1,913	1.11		1.23	(0.10)	67
2022	50.26	(0.13)	(9.90)	(10.03)	—	(6.74)	(6.74)	33.49	(24.08)	2,094	1.11		1.22	(0.30)	61
2021	43.99	(0.23)	10.73	10.50	—	(4.23)	(4.23)	50.26	25.53	4,178	1.11		1.22	(0.49)	42
2020	34.86	(0.04)	11.30	11.26	(0.04)	(2.09)	(2.13)	43.99	33.75	3,239	1.11		1.23	(0.12)	58
Class Y
2025	$50.05	$0.08	$(0.52)	$(0.44)	$(0.55)	$(9.12)	$(9.67)	$39.94	(3.06)%	$117,919	0.66	%(4)	0.75%	0.33%	34%
2024	40.91	0.15	15.65	15.80	—	(6.66)	(6.66)	50.05	43.06	134,417	0.64		0.73	0.34	65
2023	35.03	0.14	8.50	8.64	(0.08)	(2.68)	(2.76)	40.91	26.22	143,901	0.64		0.73	0.37	67
2022	52.11	0.10	(10.41)	(10.31)	(0.03)	(6.74)	(6.77)	35.03	(23.73)	187,533	0.64		0.72	0.22	61
2021	45.35	(0.01)	11.08	11.07	(0.08)	(4.23)	(4.31)	52.11	26.10	223,901	0.64		0.72	(0.02)	42
2020	35.84	0.14	11.63	11.77	(0.17)	(2.09)	(2.26)	45.35	34.39	170,883	0.64		0.73	0.36	58
Large Cap Index Fund
Class F
2025	$20.06	$0.11	$(0.46)	$(0.35)	$(0.11)	$(0.73)	$(0.84)	$18.87	(2.04)%	$1,060,252	0.27	%(5)	0.66%	1.11%	1%
2024	15.02	0.22	5.04	5.26	(0.22)	—	(0.22)	20.06	35.30	1,183,715	0.25		0.64	1.24	4
2023	12.60	0.20	2.42	2.62	(0.20)	—	(0.20)	15.02	20.90	1,009,373	0.25		0.63	1.38	7
2022	15.47	0.18	(2.82)	(2.64)	(0.18)	(0.05)	(0.23)	12.60	(17.38)	901,688	0.25		0.64	1.20	13
2021	11.98	0.17	3.48	3.65	(0.16)	—	(0.16)	15.47	30.64	1,090,118	0.25		0.64	1.18	9
2020	10.54	0.17	1.46	1.63	(0.17)	(0.02)	(0.19)	11.98	15.67	706,457	0.25		0.64	1.52	8
Tax-Managed Large Cap Fund
Class F
2025	$38.76	$0.16	$(1.15)	$(0.99)	$(0.16)	$(2.83)	$(2.99)	$34.78	(2.87)%	$3,340,789	0.91	%(2)	0.92%	0.88%	6%
2024	31.64	0.30	8.52	8.82	(0.31)	(1.39)	(1.70)	38.76	28.77	3,751,577	0.89		0.90	0.85	15
2023	28.50	0.31	4.84	5.15	(0.32)	(1.69)	(2.01)	31.64	18.44	3,266,630	0.89		0.90	0.98	15
2022	35.12	0.31	(5.11)	(4.80)	(0.29)	(1.53)	(1.82)	28.50	(14.72)	3,182,189	0.89		0.89	0.91	22
2021	27.26	0.29	8.28	8.57	(0.30)	(0.41)	(0.71)	35.12	31.84	4,061,063	0.89		0.89	0.90	14
2020	27.53	0.31	1.80	2.11	(0.34)	(2.04)	(2.38)	27.26	7.84	3,368,577	0.89		0.91	1.19	40
Class Y
2025	$38.78	$0.21	$(1.16)	$(0.95)	$(0.20)	$(2.83)	$(3.03)	$34.80	(2.75)%	$556,187	0.66	%(4)	0.67%	1.13%	6%
2024	31.65	0.38	8.53	8.91	(0.39)	(1.39)	(1.78)	38.78	29.12	599,630	0.64		0.65	1.10	15
2023	28.52	0.39	4.83	5.22	(0.40)	(1.69)	(2.09)	31.65	18.69	521,526	0.64		0.65	1.23	15
2022	35.14	0.40	(5.11)	(4.71)	(0.38)	(1.53)	(1.91)	28.52	(14.49)	428,109	0.64		0.64	1.16	22
2021	27.27	0.37	8.28	8.65	(0.37)	(0.41)	(0.78)	35.14	32.18	516,304	0.64		0.64	1.14	14
2020	27.54	0.38	1.80	2.18	(0.41)	(2.04)	(2.45)	27.27	8.11	408,792	0.64		0.66	1.44	40

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.25%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2025 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund
Class F
2025	$103.06	$0.56	$(1.96)	$(1.40)	$(0.57)		$(10.86)	$(11.43)	$90.23	(2.12)%	$922,731	0.27	%(2)	0.56%	1.13%	1%
2024	79.28	1.15	26.52	27.67	(1.16)		(2.73)	(3.89)	103.06	35.98	1,022,391	0.25		0.54	1.27	3
2023	72.34	1.09	13.50	14.59	(1.09)		(6.56)	(7.65)	79.28	21.31	860,788	0.25		0.54	1.41	5
2022	92.42	1.08	(13.98)	(12.90)	(1.04)		(6.14)	(7.18)	72.34	(15.68)	740,552	0.25		0.54	1.23	3
2021	75.64	1.04	20.61	21.65	(1.04)		(3.83)	(4.87)	92.42	29.73	981,074	0.25		0.54	1.20	5
2020	69.00	1.15	8.74	9.89	(1.20)		(2.05)	(3.25)	75.64	14.82 (3)	844,753	0.25		0.54	1.64	19
Class I
2025	$103.90	$0.37	$(1.99)	$(1.62)	$(0.37)		$(10.86)	$(11.23)	$91.05	(2.31)%	$7,092	0.67	%(4)	0.81%	0.74%	1%
2024	79.90	0.79	26.75	27.54	(0.81)		(2.73)	(3.54)	103.90	35.44	6,904	0.65		0.79	0.86	3
2023	72.85	0.79	13.61	14.40	(0.79)		(6.56)	(7.35)	79.90	20.83	5,217	0.65		0.79	1.01	5
2022	93.01	0.73	(14.09)	(13.36)	(0.66)		(6.14)	(6.80)	72.85	(16.02)	4,815	0.65		0.79	0.83	3
2021	76.11	0.69	20.75	21.44	(0.71)		(3.83)	(4.54)	93.01	29.21	6,913	0.65		0.79	0.80	5
2020	69.39	0.87	8.82	9.69	(0.92)		(2.05)	(2.97)	76.11	14.37 (3)	5,331	0.65		0.79	1.23	19
Small Cap Fund
Class F
2025	$14.45	$0.03	$(0.87)	$(0.84)	$(0.06)		$(1.68)	$(1.74)	$11.87	(7.05)%	$410,185	1.16	%(5)	1.25%	0.42%	34%
2024	11.90	0.07	2.98	3.05	(0.07)		(0.43)	(0.50)	14.45	26.28	558,859	1.14		1.23	0.55	106
2023	10.83	0.04	1.14	1.18	(0.04)		(0.07)	(0.11)	11.90	10.86	495,148	1.14		1.23	0.29	106
2022	16.29	0.04	(2.34)	(2.30)	(0.01)		(3.15)	(3.16)	10.83	(17.98)	493,393	1.14		1.23	0.28	111
2021	10.74	0.01	5.56	5.57	(0.02)		—	(0.02)	16.29	51.86	653,372	1.14		1.23	0.09	139
2020	11.05	0.02	(0.31)	(0.29)	(0.02	)(6)	—	(0.02)	10.74	(2.60)	503,795	1.14		1.23	0.16	149
Class Y
2025	$14.64	$0.05	$(0.88)	$(0.83)	$(0.08)		$(1.68)	$(1.76)	$12.05	(6.91)%	$23,948	0.91	%(7)	1.00%	0.67%	34%
2024	12.06	0.11	3.00	3.11	(0.10)		(0.43)	(0.53)	14.64	26.49	42,836	0.89		0.98	0.81	106
2023	10.97	0.07	1.16	1.23	(0.07)		(0.07)	(0.14)	12.06	11.18	24,180	0.89		0.98	0.54	106
2022	16.46	0.07	(2.36)	(2.29)	(0.05)		(3.15)	(3.20)	10.97	(17.78)	21,121	0.89		0.98	0.52	111
2021	10.85	0.05	5.60	5.65	(0.04)		—	(0.04)	16.46	52.15	28,977	0.89		0.98	0.34	139
2020	11.15	0.04	(0.29)	(0.25)	(0.05	)(6)	—	(0.05)	10.85	(2.23)	25,727	0.89		0.98	0.41	149

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.25%.
(3)	Includes contribution from SIMC. Without the cash contribution, the Fund's return for Class F and Class I would have been 14.78% and 14.33%, respectively.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.65%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.14%.
(6)	Includes return of capital less than $0.005 per share.
(7)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2025 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap Value Fund
Class F
2025	$26.73	$0.17	$(1.69)	$(1.52)	$(0.18)	$(4.38)	$(4.56)	$20.65	(7.40)%	$230,768	1.13	%(2)	1.25%	1.42%	16%
2024	22.34	0.29	4.84	5.13	(0.29)	(0.45)	(0.74)	26.73	23.36	325,968	1.14		1.23	1.18	57
2023	20.77	0.28	2.60	2.88	(0.28)	(1.03)	(1.31)	22.34	13.98	295,920	1.14		1.23	1.24	39
2022	27.04	0.21	(4.29)	(4.08)	(0.18)	(2.01)	(2.19)	20.77	(16.59)	289,279	1.14		1.23	0.82	42
2021	17.07	0.14	9.98	10.12	(0.15)	—	(0.15)	27.04	59.43	364,946	1.14		1.23	0.56	80
2020	20.60	0.17	(3.46)	(3.29)	(0.24)	—	(0.24)	17.07	(16.03)	250,718	1.14		1.24	0.91	65
Class I
2025	$26.42	$0.15	$(1.67)	$(1.52)	$(0.16)	$(4.38)	$(4.54)	$20.36	(7.51)%	$453	1.35	%(3)	1.49%	1.22%	16%
2024	22.09	0.24	4.78	5.02	(0.24)	(0.45)	(0.69)	26.42	23.08	512	1.36		1.48	0.98	57
2023	20.55	0.23	2.56	2.79	(0.22)	(1.03)	(1.25)	22.09	13.70	481	1.36		1.48	1.01	39
2022	26.76	0.13	(4.21)	(4.08)	(0.12)	(2.01)	(2.13)	20.55	(16.77)	819	1.36		1.48	0.53	42
2021	16.90	0.09	9.87	9.96	(0.10)	—	(0.10)	26.76	59.05	1,900	1.36		1.48	0.35	80
2020	20.39	0.12	(3.42)	(3.30)	(0.19)	—	(0.19)	16.90	(16.20)	1,204	1.36		1.49	0.67	65
Class Y
2025	$26.74	$0.21	$(1.70)	$(1.49)	$(0.21)	$(4.38)	$(4.59)	$20.66	(7.27)%	$37,320	0.88	%(4)	1.01%	1.72%	16%
2024	22.36	0.35	4.83	5.18	(0.35)	(0.45)	(0.80)	26.74	23.60	41,214	0.89		0.98	1.42	57
2023	20.78	0.33	2.61	2.94	(0.33)	(1.03)	(1.36)	22.36	14.32	46,649	0.89		0.98	1.46	39
2022	27.06	0.27	(4.29)	(4.02)	(0.25)	(2.01)	(2.26)	20.78	(16.40)	57,741	0.89		0.98	1.07	42
2021	17.08	0.20	9.99	10.19	(0.21)	—	(0.21)	27.06	59.84	67,188	0.89		0.98	0.82	80
2020	20.61	0.21	(3.46)	(3.25)	(0.28)	—	(0.28)	17.08	(15.80)	45,725	0.89		0.99	1.13	65
Small Cap Growth Fund
Class F
2025	$37.46	$(0.07)	$(2.81)	$(2.88)	$(0.02)	$(2.49)	$(2.51)	$32.07	(8.63)%	$229,474	1.13	%(2)	1.25%	(0.38)%	75%
2024	28.97	(0.09)	8.58	8.49	—	—	—	37.46	29.31	328,673	1.11		1.23	(0.27)	192
2023	27.01	(0.10)	2.07	1.97	(0.01)	—	(0.01)	28.97	7.31	275,327	1.11		1.23	(0.34)	175
2022	45.89	(0.06)	(9.02)	(9.08)	—	(9.80)	(9.80)	27.01	(25.22)	276,600	1.11		1.23	(0.18)	172
2021	32.60	(0.20)	13.49	13.29	—	—	—	45.89	40.77	382,281	1.11		1.23	(0.45)	196
2020	31.88	(0.12)	1.96	1.84	—	(1.12)	(1.12)	32.60	5.68	290,981	1.11		1.23	(0.39)	173
Class I
2025	$34.54	$(0.11)	$(2.56)	$(2.67)	$—	$(2.49)	$(2.49)	$29.38	(8.75)%	$218	1.38	%(5)	1.50%	(0.62)%	75%
2024	26.78	(0.16)	7.92	7.76	—	—	—	34.54	28.98	363	1.36		1.48	(0.53)	192
2023	25.02	(0.15)	1.91	1.76	—	—	—	26.78	7.03	347	1.36		1.48	(0.56)	175
2022	43.32	(0.15)	(8.35)	(8.50)	—	(9.80)	(9.80)	25.02	(25.41)	850	1.36		1.48	(0.45)	172
2021	30.85	(0.29)	12.76	12.47	—	—	—	43.32	40.42	1,717	1.36		1.48	(0.70)	196
2020	30.29	(0.19)	1.87	1.68	—	(1.12)	(1.12)	30.85	5.44	1,245	1.36		1.48	(0.64)	173
Class Y
2025	$38.44	$(0.02)	$(2.89)	$(2.91)	$(0.12)	$(2.49)	$(2.61)	$32.92	(8.51)%	$31,406	0.88	%(4)	1.00%	(0.11)%	75%
2024	29.66	(0.01)	8.79	8.78	—	—	—	38.44	29.60	35,324	0.86		0.98	(0.02)	192
2023	27.66	(0.03)	2.12	2.09	(0.09)	—	(0.09)	29.66	7.58	32,368	0.86		0.98	(0.10)	175
2022	46.65	0.02	(9.21)	(9.19)	—	(9.80)	(9.80)	27.66	(25.01)	32,503	0.86		0.98	0.07	172
2021	33.06	(0.09)	13.68	13.59	—	—	—	46.65	41.11	44,407	0.86		0.98	(0.20)	196
2020	32.23	(0.04)	1.99	1.95	—	(1.12)	(1.12)	33.06	5.97	32,593	0.86		0.98	(0.14)	173

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.33%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.36%.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2025 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Small/Mid Cap Fund
Class F
2025	$27.82	$0.06	$(1.46)	$(1.40)	$(0.05)	$(4.93)	$(4.98)	$21.44	(6.93)%	$551,990	1.13	%(2)	1.25%	0.47%	12%
2024	22.53	0.10	5.96	6.06	(0.11)	(0.66)	(0.77)	27.82	27.39	768,484	1.11		1.23	0.38	57
2023	20.64	0.10	2.00	2.10	(0.12)	(0.09)	(0.21)	22.53	10.21	671,322	1.11		1.23	0.43	62
2022	28.01	0.08	(4.83)	(4.75)	(0.05)	(2.57)	(2.62)	20.64	(18.96)	691,835	1.11		1.23	0.33	58
2021	19.41	0.03	8.61	8.64	(0.04)	—	(0.04)	28.01	44.52	917,919	1.11		1.23	0.10	71
2020	21.04	0.04	(1.15)	(1.11)	(0.08)	(0.44)	(0.52)	19.41	(5.47)	664,941	1.11		1.24	0.22	90
Class Y
2025	$27.88	$0.09	$(1.47)	$(1.38)	$(0.08)	$(4.93)	$(5.01)	$21.49	(6.86)%	$99,891	0.91	%(3)	1.00%	0.73%	12%
2024	22.58	0.15	5.97	6.12	(0.16)	(0.66)	(0.82)	27.88	27.65	119,049	0.89		0.98	0.60	57
2023	20.68	0.15	2.01	2.16	(0.17)	(0.09)	(0.26)	22.58	10.49	101,798	0.89		0.98	0.65	62
2022	28.07	0.14	(4.85)	(4.71)	(0.11)	(2.57)	(2.68)	20.68	(18.81)	88,914	0.89		0.98	0.55	58
2021	19.45	0.08	8.63	8.71	(0.09)	—	(0.09)	28.07	44.81	112,357	0.89		0.98	0.32	71
2020	21.06	0.09	(1.14)	(1.05)	(0.12)	(0.44)	(0.56)	19.45	(5.20)	84,564	0.89		0.99	0.44	90
Mid-Cap Fund
Class F
2025	$32.37	$0.12	$(0.96)	$(0.84)	$(0.15)	$(2.40)	$(2.55)	$28.98	(3.11)%	$60,711	0.99	%(4)	1.00%	0.76%	27%
2024	25.31	0.19	7.01	7.20	(0.14)	—	(0.14)	32.37	28.55	74,756	0.98		0.99	0.65	61
2023	22.81	0.15	2.53	2.68	(0.18)	—	(0.18)	25.31	11.77	69,549	0.98		0.99	0.60	67
2022	32.65	0.18	(4.20)	(4.02)	(0.14)	(5.68)	(5.82)	22.81	(15.67)	65,124	0.98		0.98	0.64	95
2021	23.59	0.15	9.13	9.28	(0.22)	—	(0.22)	32.65	39.49	78,488	0.98		0.98	0.49	163
2020	24.94	0.28	(1.00)	(0.72)	(0.29)	(0.34)	(0.63)	23.59	(2.87)	66,828	0.98		0.98	1.17	108
Class I
2025	$32.28	$0.09	$(0.97)	$(0.88)	$(0.11)	$(2.40)	$(2.51)	$28.89	(3.22)%	$275	1.21	%(5)	1.26%	0.55%	27%
2024	25.23	0.12	7.01	7.13	(0.08)	—	(0.08)	32.28	28.31	283	1.20		1.24	0.40	61
2023	22.75	0.09	2.52	2.61	(0.13)	—	(0.13)	25.23	11.50	309	1.20		1.23	0.37	67
2022	32.59	0.10	(4.18)	(4.08)	(0.08)	(5.68)	(5.76)	22.75	(15.88)	311	1.20		1.23	0.37	95
2021	23.55	0.09	9.11	9.20	(0.16)	—	(0.16)	32.59	39.19	669	1.20		1.23	0.28	163
2020	24.91	0.22	(0.99)	(0.77)	(0.25)	(0.34)	(0.59)	23.55	(3.13)	583	1.20		1.23	0.96	108
Class Y
2025	$32.39	$0.16	$(0.97)	$(0.81)	$(0.18)	$(2.40)	$(2.58)	$29.00	(2.98)%	$9,559	0.74	%(6)	0.75%	1.03%	27%
2024	25.32	0.26	7.02	7.28	(0.21)	—	(0.21)	32.39	28.90	9,039	0.73		0.74	0.88	61
2023	22.82	0.21	2.53	2.74	(0.24)	—	(0.24)	25.32	12.04	4,385	0.73		0.74	0.84	67
2022	32.67	0.25	(4.21)	(3.96)	(0.21)	(5.68)	(5.89)	22.82	(15.48)	3,559	0.73		0.73	0.92	95
2021	23.61	0.22	9.13	9.35	(0.29)	—	(0.29)	32.67	39.80	3,667	0.73		0.73	0.71	163
2020	24.96	0.33	(0.99)	(0.66)	(0.35)	(0.34)	(0.69)	23.61	(2.61)	2,584	0.73		0.73	1.42	108

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.98%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.20%.
(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.73%.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2025 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
U.S. Managed Volatility Fund
Class F
2025	$16.31	$0.12	$0.24	$0.36	$(0.11)	$(2.12)	$(2.23)	$14.44	2.42%	$425,341	0.92	%(2)	1.15%	1.56%	25%
2024	14.88	0.27	3.10	3.37	(0.29)	(1.65)	(1.94)	16.31	24.92	474,145	0.90		1.23	1.79	54
2023	15.00	0.27	1.30	1.57	(0.26)	(1.43)	(1.69)	14.88	10.23	577,827	0.90		1.23	1.75	49
2022	17.64	0.30	(1.16)	(0.86)	(0.29)	(1.49)	(1.78)	15.00	(5.98)	642,383	0.90		1.23	1.76	48
2021	16.14	0.25	2.91	3.16	(0.26)	(1.40)	(1.66)	17.64	20.39	749,637	0.90		1.23	1.43	50
2020	17.78	0.26	(1.08)	(0.82)	(0.29)	(0.53)	(0.82)	16.14	(4.87)	764,608	0.90		1.23	1.55	77
Class I
2025	$16.30	$0.10	$0.24	$0.34	$(0.09)	$(2.12)	$(2.21)	$14.43	2.30%	$694	1.17	%(3)	1.40%	1.32%	25%
2024	14.87	0.23	3.11	3.34	(0.26)	(1.65)	(1.91)	16.30	24.64	678	1.15		1.48	1.52	54
2023	15.00	0.23	1.29	1.52	(0.22)	(1.43)	(1.65)	14.87	9.89	546	1.15		1.48	1.50	49
2022	17.64	0.28	(1.19)	(0.91)	(0.24)	(1.49)	(1.73)	15.00	(6.26)	497	1.15		1.48	1.61	48
2021	16.13	0.21	2.92	3.13	(0.22)	(1.40)	(1.62)	17.64	20.17	1,324	1.15		1.48	1.17	50
2020	17.78	0.21	(1.08)	(0.87)	(0.25)	(0.53)	(0.78)	16.13	(5.17)	1,282	1.15		1.48	1.29	77
Class Y
2025	$16.31	$0.14	$0.24	$0.38	$(0.13)	$(2.12)	$(2.25)	$14.44	2.55%	$158,307	0.67	%(4)	0.90%	1.80%	25%
2024	14.88	0.30	3.11	3.41	(0.33)	(1.65)	(1.98)	16.31	25.25	173,318	0.65		0.98	2.02	54
2023	15.01	0.31	1.29	1.60	(0.30)	(1.43)	(1.73)	14.88	10.44	166,352	0.65		0.98	1.99	49
2022	17.65	0.34	(1.15)	(0.81)	(0.34)	(1.49)	(1.83)	15.01	(5.73)	154,562	0.65		0.98	2.01	48
2021	16.15	0.29	2.92	3.21	(0.31)	(1.40)	(1.71)	17.65	20.68	200,659	0.65		0.98	1.69	50
2020	17.79	0.30	(1.08)	(0.78)	(0.33)	(0.53)	(0.86)	16.15	(4.62)	870,935	0.65		0.98	1.79	77
Global Managed Volatility Fund
Class F
2025	$11.20	$0.06	$0.27	$0.33	$(0.19)	$(0.69)	$(0.88)	$10.65	3.22%	$673,842	1.13	%(5)	1.26%	1.07%	43%
2024	9.69	0.18	1.89	2.07	(0.17)	(0.39)	(0.56)	11.20	22.27	725,695	1.11		1.24	1.74	85
2023	9.55	0.17	0.98	1.15	(0.53)	(0.48)	(1.01)	9.69	12.23	662,758	1.11		1.24	1.70	84
2022	11.78	0.15	(1.03)	(0.88)	(0.13)	(1.22)	(1.35)	9.55	(9.19)	710,669	1.11		1.23	1.35	88
2021	10.40	0.12	1.37	1.49	(0.09)	(0.02)	(0.11)	11.78	14.40	881,712	1.11		1.23	1.07	80
2020	11.46	0.12	(0.57)	(0.45)	(0.28)	(0.33)	(0.61)	10.40	(4.33)	913,791	1.11		1.25	1.12	86
Class I
2025	$10.83	$0.04	$0.26	$0.30	$(0.16)	$(0.69)	$(0.85)	$10.28	3.13%	$589	1.38	%(6)	1.51%	0.85%	43%
2024	9.40	0.14	1.83	1.97	(0.15)	(0.39)	(0.54)	10.83	21.86	571	1.37		1.49	1.46	85
2023	9.28	0.14	0.96	1.10	(0.50)	(0.48)	(0.98)	9.40	12.07	467	1.36		1.49	1.45	84
2022	11.48	0.10	(0.98)	(0.88)	(0.10)	(1.22)	(1.32)	9.28	(9.37)	416	1.36		1.48	0.88	88
2021	10.15	0.09	1.33	1.42	(0.07)	(0.02)	(0.09)	11.48	14.01	1,041	1.36		1.48	0.83	80
2020	11.19	0.09	(0.55)	(0.46)	(0.25)	(0.33)	(0.58)	10.15	(4.51)	952	1.36		1.50	0.88	86
Class Y
2025	$11.24	$0.07	$0.26	$0.33	$(0.21)	$(0.69)	$(0.90)	$10.67	3.29%	$113,292	0.88	%(7)	1.01%	1.33%	43%
2024	9.73	0.20	1.90	2.10	(0.20)	(0.39)	(0.59)	11.24	22.51	118,820	0.86		0.99	1.95	85
2023	9.58	0.19	1.00	1.19	(0.56)	(0.48)	(1.04)	9.73	12.62	118,429	0.86		0.99	1.95	84
2022	11.81	0.18	(1.04)	(0.86)	(0.15)	(1.22)	(1.37)	9.58	(8.95)	105,301	0.86		0.98	1.60	88
2021	10.43	0.15	1.37	1.52	(0.12)	(0.02)	(0.14)	11.81	14.65	127,801	0.86		0.98	1.31	80
2020	11.49	0.15	(0.58)	(0.43)	(0.30)	(0.33)	(0.63)	10.43	(4.08)	143,066	0.86		1.00	1.39	86

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.90%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.15%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.65%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.
(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.36%.
(7)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2025 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Managed Volatility Fund
Class F
2025	$21.46	$0.12	$0.11	$0.23	$(0.09)	$(3.81)	$(3.90)	$17.79	1.53%	$634,422	0.93	%(2)	1.15%	1.22%	20%
2024	19.14	0.17	4.85	5.02	(0.17)	(2.53)	(2.70)	21.46	29.28	732,170	1.00		1.22	0.85	24
2023	18.39	0.18	1.83	2.01	(0.18)	(1.08)	(1.26)	19.14	10.98	699,917	1.00		1.23	0.95	22
2022	19.75	0.19	(0.58)	(0.39)	(0.19)	(0.78)	(0.97)	18.39	(2.48)	787,892	1.00		1.23	0.96	17
2021	16.66	0.19	3.23	3.42	(0.20)	(0.13)	(0.33)	19.75	20.76	920,670	1.00		1.23	1.04	17
2020	17.61	0.25	(0.51)	(0.26)	(0.27)	(0.42)	(0.69)	16.66	(1.53)	856,160	1.00		1.23	1.48	27
Class Y
2025	$21.46	$0.14	$0.11	$0.25	$(0.11)	$(3.81)	$(3.92)	$17.79	1.66%	$100,403	0.68	%(3)	0.90%	1.47%	20%
2024	19.14	0.21	4.86	5.07	(0.22)	(2.53)	(2.75)	21.46	29.61	113,869	0.75		0.97	1.10	24
2023	18.39	0.23	1.83	2.06	(0.23)	(1.08)	(1.31)	19.14	11.26	105,350	0.75		0.98	1.20	22
2022	19.76	0.24	(0.59)	(0.35)	(0.24)	(0.78)	(1.02)	18.39	(2.28)	77,782	0.75		0.98	1.21	17
2021	16.66	0.24	3.24	3.48	(0.25)	(0.13)	(0.38)	19.76	21.12	83,410	0.75		0.98	1.28	17
2020	17.62	0.29	(0.52)	(0.23)	(0.31)	(0.42)	(0.73)	16.66	(1.34)	76,132	0.75		0.98	1.73	27
Tax-Managed International Managed Volatility Fund
Class F
2025	$12.02	$0.08	$0.09	$0.17	$(0.52)	$—	$(0.52)	$11.67	1.81%	$167,403	1.13	%(4)	1.38%	1.46%	22%
2024	10.21	0.31	1.85	2.16	(0.35)	—	(0.35)	12.02	21.68	247,140	1.11		1.35	2.84	59
2023	8.69	0.27	1.53	1.80	(0.28)	—	(0.28)	10.21	20.84	250,047	1.11		1.39	2.72	77
2022	11.30	0.31	(2.57)	(2.26)	(0.35)	—	(0.35)	8.69	(20.68)	251,038	1.11		1.39	2.94	73
2021	10.15	0.27	1.06	1.33	(0.18)	—	(0.18)	11.30	13.23	338,490	1.11		1.39	2.44	79
2020	10.77	0.19	(0.49)	(0.30)	(0.32)	—	(0.32)	10.15	(3.08)	315,250	1.11		1.41	1.84	79
Class Y
2025	$12.03	$0.10	$0.09	$0.19	$(0.56)	$—	$(0.56)	$11.66	2.01%	$54,611	0.88	%(5)	1.14%	1.84%	22%
2024	10.22	0.34	1.85	2.19	(0.38)	—	(0.38)	12.03	21.99	59,377	0.86		1.10	3.10	59
2023	8.71	0.31	1.50	1.81	(0.30)	—	(0.30)	10.22	21.02	57,684	0.86		1.14	3.10	77
2022	11.32	0.34	(2.57)	(2.23)	(0.38)	—	(0.38)	8.71	(20.44)	41,566	0.86		1.14	3.17	73
2021	10.17	0.30	1.06	1.36	(0.21)	—	(0.21)	11.32	13.48	56,993	0.86		1.14	2.69	79
2020	10.79	0.23	(0.51)	(0.28)	(0.34)	—	(0.34)	10.17	(2.84)	53,255	0.86		1.16	2.27	79
Real Estate Fund
Class F
2025	$17.55	$0.17	$(0.69)	$(0.52)	$(0.29)	$(0.42)	$(0.71)	$16.32	(2.95)%	$53,256	1.16	%(6)	1.25%	2.00%	41%
2024	13.26	0.27	4.37	4.64	(0.28)	(0.07)	(0.35)	17.55	35.59	63,419	1.15		1.24	1.84	46
2023	13.56	0.22	0.16	0.38	(0.17)	(0.51)	(0.68)	13.26	2.69	55,148	1.14		1.23	1.58	53
2022	17.62	0.15	(2.89)	(2.74)	(0.23)	(1.09)	(1.32)	13.56	(17.41)	61,247	1.14		1.23	0.87	77
2021	13.51	0.11	4.87	4.98	(0.20)	(0.67)	(0.87)	17.62	38.41	84,666	1.14		1.23	0.67	78
2020	17.24	0.14	(2.47)	(2.33)	(0.28)	(1.12)	(1.40)	13.51	(14.21)	74,099	1.14		1.23	0.95	123
Class I
2025	$17.50	$0.15	$(0.69)	$(0.54)	$(0.27)	$(0.42)	$(0.69)	$16.27	(3.06)%	$223	1.38	%(7)	1.50%	1.82%	41%
2024	13.22	0.24	4.35	4.59	(0.24)	(0.07)	(0.31)	17.50	35.25	229	1.37		1.49	1.62	46
2023	13.54	0.19	0.16	0.35	(0.16)	(0.51)	(0.67)	13.22	2.44	169	1.36		1.48	1.36	53
2022	17.58	0.07	(2.84)	(2.77)	(0.18)	(1.09)	(1.27)	13.54	(17.54)	164	1.36		1.48	0.38	77
2021	13.48	0.07	4.86	4.93	(0.16)	(0.67)	(0.83)	17.58	38.14	424	1.36		1.48	0.47	78
2020	17.20	0.11	(2.46)	(2.35)	(0.25)	(1.12)	(1.37)	13.48	(14.38)	307	1.36		1.48	0.79	123
Class Y
2025	$17.56	$0.19	$(0.69)	$(0.50)	$(0.31)	$(0.42)	$(0.73)	$16.33	(2.82)%	$15,833	0.91	%(8)	1.00%	2.34%	41%
2024	13.28	0.31	4.36	4.67	(0.32)	(0.07)	(0.39)	17.56	35.89	14,290	0.90		0.99	2.08	46
2023	13.57	0.26	0.16	0.42	(0.20)	(0.51)	(0.71)	13.28	2.94	12,889	0.89		0.98	1.83	53
2022	17.63	0.21	(2.91)	(2.70)	(0.27)	(1.09)	(1.36)	13.57	(17.18)	13,752	0.89		0.98	1.23	77
2021	13.51	0.15	4.87	5.02	(0.23)	(0.67)	(0.90)	17.63	38.81	18,241	0.89		0.98	0.93	78
2020	17.25	0.21	(2.51)	(2.30)	(0.32)	(1.12)	(1.44)	13.51	(14.04)	17,279	0.89		0.98	1.40	123

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.91%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2025 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.
(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.14%.
(7)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.36%.
(8)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2025 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class F
2025	$9.80	$0.19	$(0.26)	$(0.07)	$(0.17)		$—	$(0.17)	$9.56	(0.64)%	$3,091,378	0.68	%(2)	0.76%	3.92%	226%
2024	9.10	0.37	0.70	1.07	(0.37	)(3)	—	(0.37)	9.80	12.01	3,240,241	0.66		0.74	3.95	333
2023	9.37	0.33	(0.28)	0.05	(0.32)		—	(0.32)	9.10	0.44	2,966,849	0.66		0.74	3.49	340
2022	11.50	0.20	(2.09)	(1.89)	(0.21)		(0.03)	(0.24)	9.37	(16.70)	3,192,558	0.66		0.73	1.85	362
2021	12.15	0.15	(0.16)	(0.01)	(0.18)		(0.46)	(0.64)	11.50	(0.08)	4,101,094	0.66		0.72	1.27	375
2020	11.65	0.23	0.65	0.88	(0.27)		(0.11)	(0.38)	12.15	7.75	3,859,455	0.66		0.73	1.98	357
Class I
2025	$9.79	$0.17	$(0.26)	$(0.09)	$(0.16)		$—	$(0.16)	$9.54	(0.86)%	$2,697	0.90	%(4)	1.01%	3.70%	226%
2024	9.09	0.35	0.70	1.05	(0.35	)(3)	—	(0.35)	9.79	11.77	2,951	0.88		0.99	3.72	333
2023	9.35	0.31	(0.27)	0.04	(0.30)		—	(0.30)	9.09	0.32	2,715	0.88		0.99	3.26	340
2022	11.49	0.17	(2.10)	(1.93)	(0.18)		(0.03)	(0.21)	9.35	(16.99)	3,423	0.88		0.98	1.60	362
2021	12.14	0.12	(0.15)	(0.03)	(0.16)		(0.46)	(0.62)	11.49	(0.30)	5,102	0.88		0.97	1.05	375
2020	11.64	0.21	0.66	0.87	(0.26)		(0.11)	(0.37)	12.14	7.59	4,698	0.88		0.98	1.76	357
Class Y
2025	$9.81	$0.20	$(0.26)	$(0.06)	$(0.19)		$—	$(0.19)	$9.56	(0.62)%	$399,275	0.43	%(5)	0.51%	4.17%	226%
2024	9.11	0.40	0.70	1.10	(0.40	)(3)	—	(0.40)	9.81	12.28	400,203	0.41		0.49	4.20	333
2023	9.37	0.36	(0.28)	0.08	(0.34)		—	(0.34)	9.11	0.80	385,904	0.41		0.49	3.75	340
2022	11.51	0.22	(2.10)	(1.88)	(0.23)		(0.03)	(0.26)	9.37	(16.56)	409,715	0.41		0.48	2.11	362
2021	12.16	0.18	(0.16)	0.02	(0.21)		(0.46)	(0.67)	11.51	0.16	501,505	0.41		0.47	1.51	375
2020	11.66	0.26	0.65	0.91	(0.30)		(0.11)	(0.41)	12.16	7.98	455,054	0.41		0.48	2.22	357
High Yield Bond Fund
Class F
2025	$5.44	$0.50	$(0.42)	$0.08	$(0.22)		$—	$(0.22)	$5.30	1.54%	$915,013	0.91	%(6)	1.00%	18.54%	34%
2024	5.37	0.46	0.26	0.72	(0.51	)(7)	(0.14)	(0.65)	5.44	14.23	996,029	0.89		0.99	8.55	63
2023	5.75	0.40	0.10	0.50	(0.50	)(8)	(0.38)	(0.88)	5.37	9.27	1,072,999	0.89		0.99	7.30	48
2022	7.08	0.32	(1.20)	(0.88)	(0.40)		(0.05)	(0.45)	5.75	(12.98)	1,115,354	0.89		0.98	4.93	49
2021	6.46	0.40	0.72	1.12	(0.37)		(0.13)	(0.50)	7.08	17.84	1,430,709	0.89		0.98	5.78	67
2020	6.91	0.36	(0.39)	(0.03)	(0.38)		(0.04)	(0.42)	6.46	(0.33)	1,257,617	0.89		0.98	5.54	88
Class I
2025	$5.21	$0.47	$(0.39)	$0.08	$(0.21)		$—	$(0.21)	$5.08	1.47%	$3	1.20	%(9)	1.34%	18.26%	34%
2024	5.15	0.43	0.25	0.68	(0.48	)(8)	(0.14)	(0.62)	5.21	13.95	3	1.12		1.24	8.38	63
2023	5.53	0.38	0.10	0.48	(0.48	)(10)	(0.38)	(0.86)	5.15	9.10	4	1.06		1.16	7.17	48
2022	6.82	0.27	(1.13)	(0.86)	(0.38)		(0.05)	(0.43)	5.53	(13.14)	3	1.11		1.23	4.09	49
2021	6.22	0.37	0.70	1.07	(0.34)		(0.13)	(0.47)	6.82	17.72	581	1.11		1.23	5.55	67
2020	6.65	0.33	(0.37)	(0.04)	(0.35)		(0.04)	(0.39)	6.22	(0.46)	409	1.11		1.23	4.99	88
Class Y
2025	$5.44	$0.51	$(0.42)	$0.09	$(0.23)		$—	$(0.23)	$5.30	1.66%	$169,570	0.66	%(11)	0.75%	18.78%	34%
2024	5.37	0.47	0.26	0.73	(0.52	)(7)	(0.14)	(0.66)	5.44	14.51	173,639	0.65		0.74	8.77	63
2023	5.75	0.42	0.10	0.52	(0.52	)(8)	(0.38)	(0.90)	5.37	9.54	156,000	0.64		0.74	7.57	48
2022	7.08	0.34	(1.20)	(0.86)	(0.42)		(0.05)	(0.47)	5.75	(12.77)	159,547	0.64		0.73	5.20	49
2021	6.46	0.42	0.72	1.14	(0.39)		(0.13)	(0.52)	7.08	18.13	195,613	0.64		0.73	6.03	67
2020	6.91	0.38	(0.39)	(0.01)	(0.40)		(0.04)	(0.44)	6.46	(0.07)	174,334	0.64		0.73	5.78	88

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.
(3)	Includes return of capital of $0.02 per share.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.88%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.41%.
(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
(7)	Includes return of capital of $0.09 per share.
(8)	Includes return of capital of $0.08 per share.
(9)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.18%.
(10)	Includes return of capital of $0.07 per share.
(11)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2025 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2025 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains		Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Conservative Income Fund
Class F
2025	$10.01	$0.22	$(0.01)	$0.21	$(0.22)	$—		$(0.22)	$10.00	2.13%	$970,968	0.32	%(2)	0.60%	4.43%	–%
2024	10.00	0.52	0.01	0.53	(0.52)	—	^	(0.52)	10.01	5.47	711,594	0.30		0.59	5.23	–
2023	10.00	0.46	(0.01)	0.45	(0.45)	—		(0.45)	10.00	4.61	464,086	0.30		0.58	4.60	–
2022	10.00	0.07	(0.01)	0.06	(0.06)	—	^	(0.06)	10.00	0.65	344,975	0.25		0.58	0.67	–
2021	10.00	—	—	—	— ^	—		— ^	10.00	0.01	269,681	0.19		0.58	—	–
2020	10.00	0.09	0.01	0.10	(0.10)	—		(0.10)	10.00	0.96	319,030	0.30		0.59	0.90	–
Class Y
2025	$10.02	$0.23	$(0.01)	$0.22	$(0.23)	$—		$(0.23)	$10.01	2.18%	$10,430	0.22	%(3)	0.34%	4.54%	–%
2024	10.01	0.53	0.01	0.54	(0.53)	—	^	(0.53)	10.02	5.58	10,178	0.20		0.33	5.33	–
2023	10.01	0.46	0.01	0.47	(0.47)	—		(0.47)	10.01	4.78	15,217	0.20		0.33	4.62	–
2022	10.01	0.07	—	0.07	(0.07)	—	^	(0.07)	10.01	0.70	15,305	0.14		0.33	0.72	–
2021	10.00	0.01	—	0.01	— ^	—		— ^	10.01	0.11	16,962	0.09		0.33	0.10	–
2020	10.00	0.11	—	0.11	(0.11)	—		(0.11)	10.00	1.06	22,256	0.20		0.34	1.05	–
Tax-Free Conservative Income Fund
Class F
2025	$10.01	$0.13	$—	$0.13	$(0.14)	$—		$(0.14)	$10.00	1.28%	$202,399	0.32	%(2)	0.60%	2.71%	–%
2024	10.00	0.32	0.01	0.33	(0.32)	—		(0.32)	10.01	3.35	182,223	0.30		0.59	3.21	–
2023	9.99	0.28	0.01	0.29	(0.28)	—		(0.28)	10.00	2.92	163,924	0.30		0.58	2.77	–
2022	10.00	0.04	(0.01)	0.03	(0.04)	—		(0.04)	9.99	0.29	176,810	0.22		0.58	0.39	–
2021	10.00	—	—	—	— ^	—		— ^	10.00	0.01	183,626	0.13		0.58	0.01	–
2020	10.00	0.06	—	0.06	(0.06)	—		(0.06)	10.00	0.64	212,828	0.30		0.59	0.62	–
Class Y
2025	$10.03	$0.14	$(0.01)	$0.13	$(0.14)	$—		$(0.14)	$10.02	1.33%	$8,496	0.22	%(3)	0.35%	2.81%	–%
2024	10.01	0.33	0.02	0.35	(0.33)	—		(0.33)	10.03	3.56	8,874	0.20		0.34	3.33	–
2023	10.01	0.29	—	0.29	(0.29)	—		(0.29)	10.01	2.92	3,971	0.20		0.33	2.86	–
2022	10.01	0.05	(0.01)	0.04	(0.04)	—		(0.04)	10.01	0.44	4,890	0.13		0.33	0.48	–
2021	10.00	0.01	—	0.01	— ^	—		— ^	10.01	0.11	9,273	0.03		0.33	0.10	–
2020	10.00	0.09	(0.02)	0.07	(0.07)	—		(0.07)	10.00	0.73	5,770	0.20		0.34	0.87	–

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.
^	Amount represents less than $0.005 per share.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2025 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Real Return Fund
Class F
2025	$9.69	$0.15	$0.11	$0.26	$(0.09)	$—	$(0.09)	$9.86	2.69%	$354,039	0.47	%(2)	0.72%	3.05%	16%
2024	9.33	0.38	0.31	0.69	(0.33)	—	(0.33)	9.69	7.57	359,046	0.45		0.70	4.02	41
2023	9.57	0.22	0.01	0.23	(0.43)	(0.04)	(0.47)	9.33	2.44	183,431	0.45		0.70	2.36	31
2022	10.68	0.71	(1.17)	(0.46)	(0.65)	—	(0.65)	9.57	(4.52)	241,034	0.45		0.70	6.86	50
2021	10.40	0.44	0.10	0.54	(0.26)	—	(0.26)	10.68	5.26	228,319	0.45		0.70	4.18	31
2020	9.96	0.07	0.42	0.49	(0.05)	—	(0.05)	10.40	4.98	238,849	0.45		0.70	0.72	41
Class Y
2025	$9.73	$0.15	$0.12	$0.27	$(0.09)	$—	$(0.09)	$9.91	2.83%	$25,133	0.37	%(3)	0.47%	3.16%	16%
2024	9.37	0.37	0.33	0.70	(0.34)	—	(0.34)	9.73	7.64	25,074	0.35		0.45	3.83	41
2023	9.62	0.24	(0.01)	0.23	(0.44)	(0.04)	(0.48)	9.37	2.44	14,249	0.35		0.45	2.50	31
2022	10.73	0.71	(1.16)	(0.45)	(0.66)	—	(0.66)	9.62	(4.40)	16,740	0.35		0.45	6.85	50
2021	10.44	0.43	0.14	0.57	(0.28)	—	(0.28)	10.73	5.47	17,931	0.35		0.45	4.11	31
2020	10.00	0.08	0.42	0.50	(0.06)	—	(0.06)	10.44	5.01	21,395	0.35		0.45	0.84	41
Dynamic Asset Allocation Fund
Class F
2025	$17.80	$0.08	$0.14	$0.22	$(0.46)	$(1.45)	$(1.91)	$16.11	0.67%	$659,152	0.77	%(4)	1.20%	0.90%	6%
2024	14.86	0.19	4.20	4.39	—	(1.45)	(1.45)	17.80	31.54	738,817	0.75		1.18	1.20	14
2023	14.41	0.18	2.19	2.37	(0.40)	(1.52)	(1.92)	14.86	17.64	640,725	0.75		1.18	1.24	22
2022	18.50	0.11	(2.20)	(2.09)	(0.59)	(1.41)	(2.00)	14.41	(13.56)	597,961	0.75		1.18	0.62	5
2021	14.98	0.10	4.58	4.68	(0.89)	(0.27)	(1.16)	18.50	32.72	816,977	0.75		1.18	0.56	10
2020	13.23	0.14	1.84	1.98	(0.23)	—	(0.23)	14.98	15.07	723,775	0.75		1.18	1.06	16
Class Y
2025	$17.88	$0.20	$0.03	$0.23	$(0.50)	$(1.45)	$(1.95)	$16.16	0.73%	$80,064	0.52	%(5)	0.95%	2.24%	6%
2024	14.88	0.29	4.16	4.45	—	(1.45)	(1.45)	17.88	31.92	89,294	0.50		0.93	1.79	14
2023	14.43	0.25	2.16	2.41	(0.44)	(1.52)	(1.96)	14.88	17.95	42,012	0.50		0.93	1.69	22
2022	18.54	0.16	(2.22)	(2.06)	(0.64)	(1.41)	(2.05)	14.43	(13.44)	35,497	0.50		0.93	0.91	5
2021	15.01	0.14	4.58	4.72	(0.92)	(0.27)	(1.19)	18.54	33.05	46,976	0.50		0.93	0.81	10
2020	13.26	0.08	1.93	2.01	(0.26)	—	(0.26)	15.01	15.31	41,757	0.50		0.93	0.59	16

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.75%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.50%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2025 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Strategy Alternative Fund
Class F
2025	$9.96	$0.24	$(0.32)	$(0.08)	$(0.52)		$—	$(0.52)	$9.36	(0.82)%	$234,588	5.01	%(2)	5.76%	5.01%	161%
2024	9.37	0.45	0.55	1.00	(0.41)		—	(0.41)	9.96	10.91	262,760	2.70	(3)	3.45	4.70	277
2023	9.08	0.36	0.12	0.48	(0.19)		—	(0.19)	9.37	5.40	354,258	1.83	(3)	2.58	3.91	434
2022	10.54	0.08	(0.79)	(0.71)	(0.13)		(0.62)	(0.75)	9.08	(7.24)	394,876	1.93	(3)	2.68	0.83	369
2021	9.98	0.09	0.76	0.85	(0.05)		(0.24)	(0.29)	10.54	8.57	449,934	1.99	(3)	2.75	0.87	424
2020	9.61	0.08	0.39	0.47	(0.10)		—	(0.10)	9.98	4.90	463,468	1.72	(4)	2.54	0.84	527
Class Y
2025	$9.97	$0.26	$(0.33)	$(0.07)	$(0.55)		$—	$(0.55)	$9.35	(0.74)%	$5,733	4.76	%(5)	5.52%	5.26%	161%
2024	9.37	0.47	0.56	1.03	(0.43)		—	(0.43)	9.97	11.32	6,269	2.44	(6)	3.20	4.96	277
2023	9.08	0.38	0.13	0.51	(0.22)		—	(0.22)	9.37	5.68	14,325	1.58	(6)	2.33	4.12	434
2022	10.55	0.11	(0.81)	(0.70)	(0.15)		(0.62)	(0.77)	9.08	(7.09)	8,069	1.68	(6)	2.43	1.09	369
2021	9.98	0.12	0.77	0.89	(0.08)		(0.24)	(0.32)	10.55	8.94	8,585	1.74	(6)	2.50	1.12	424
2020	9.61	0.11	0.38	0.49	(0.12)		—	(0.12)	9.98	5.16	8,464	1.47	(7)	2.29	1.12	527
Liquid Alternative Fund
Class F
2025	$10.62	$0.16	$(0.43)	$(0.27)	$(0.34)		$(0.24)	$(0.58)	$9.77	(2.79)%	$171,354	1.07	%(8)	1.10%	3.19%	–%
2024	10.16	0.39	0.34	0.73	(0.18)		(0.09)	(0.27)	10.62	7.39	183,858	1.04		1.10	3.72	–
2023(9)	10.00	0.15	0.01	0.16	—		—	—	10.16	1.60	531	1.04		4.16	5.70	–
Class Y
2025	$10.64	$0.18	$(0.44)	$(0.26)	$(0.36)		$(0.24)	$(0.60)	$9.78	(2.67)%	$17,751	0.82	%(10)	0.85%	3.44%	–%
2024	10.17	0.42	0.32	0.74	(0.18)		(0.09)	(0.27)	10.64	7.52	19,875	0.80		0.96	4.00	–
2023(9)	10.00	0.10	0.07	0.17	—		—	—	10.17	1.60	10,827	0.80		1.89	3.85	–
Multi-Asset Accumulation Fund
Class F
2025	$7.62	$0.10	$(0.30)	$(0.20)	$(0.16)		$—	$(0.16)	$7.26	(2.62)%	$1,099,876	1.19	%(11)	1.35%	2.60%	47%
2024	6.66	0.25	0.85	1.10	(0.14	)(12)	—	(0.14)	7.62	16.69	1,237,192	1.17		1.33	3.54	75
2023	7.17	0.23	(0.04)	0.19	(0.70)		—	(0.70)	6.66	2.59	1,781,011	1.17		1.32	3.26	72
2022	10.31	0.11	(1.96)	(1.85)	(0.64)		(0.65)	(1.29)	7.17	(20.79)	1,886,712	1.17		1.30	1.25	42
2021	9.55	(0.01)	1.28	1.27	—		(0.51)	(0.51)	10.31	13.73	2,506,500	1.17		1.29	(0.12)	54
2020	10.63	(0.02)	0.18	0.16	(0.13)		(1.11)	(1.24)	9.55	1.51	2,420,060	1.17		1.30	(0.23)	61
Class Y
2025	$7.71	$0.10	$(0.40)	$(0.30)	$(0.18)		$—	$(0.18)	$7.23	(2.57)%	$70,069	0.94	%(13)	1.10%	2.73%	47%
2024	6.73	0.22	0.92	1.14	(0.16	)(12)	—	(0.16)	7.71	17.11	90,959	0.92		1.08	3.04	75
2023	7.25	0.20	—	0.20	(0.72)		—	(0.72)	6.73	2.73	100,217	0.92		1.07	2.75	72
2022	10.41	0.12	(1.97)	(1.85)	(0.66)		(0.65)	(1.31)	7.25	(20.57)	146,375	0.92		1.05	1.36	42
2021	9.62	(0.02)	1.32	1.30	—		(0.51)	(0.51)	10.41	13.95	193,339	0.92		1.04	(0.15)	54
2020	10.70	(0.03)	0.21	0.18	(0.15)		(1.11)	(1.26)	9.62	1.74	190,469	0.92		1.05	(0.26)	61

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes dividend, interest, and proxy fee expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.35%.
(3)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.35%.
(4)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.27%.
(5)	The expense ratio includes dividend, interest, and proxy fee expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.10%.
(6)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.10%.
(7)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.02%.
(8)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.05%.
(9)	Commenced operations on June 30, 2023. All ratios for the period have been annualized.
(10)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.80%.
(11)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.17%.
(12)	Includes return of capital of $0.06 per share.
(13)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.92%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2025 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Income Fund
Class F
2025	$10.12	$0.26	$(0.10)	$0.16	$(0.27)	$—	$(0.27)	$10.01	1.61%	$391,022	0.82	%(2)	1.23%	5.31%	39%
2024	9.28	0.65	0.84	1.49	(0.65)	—	(0.65)	10.12	16.56	417,955	0.80		1.22	6.70	68
2023	9.22	0.62	0.11	0.73	(0.67)	—	(0.67)	9.28	8.02	532,159	0.80		1.21	6.49	39
2022	11.49	0.46	(2.26)	(1.80)	(0.46)	(0.01)	(0.47)	9.22	(16.13)	568,205	0.80		1.20	4.35	24
2021	10.85	0.42	0.61	1.03	(0.39)	—	(0.39)	11.49	9.57	759,685	0.80		1.20	3.71	59
2020	11.07	0.40	(0.20)	0.20	(0.39)	(0.03)	(0.42)	10.85	1.86	770,599	0.80		1.21	3.69	137
Class Y
2025	$10.12	$0.27	$(0.11)	$0.16	$(0.27)	$—	$(0.27)	$10.01	1.66%	$129,436	0.72	%(3)	0.98%	5.41%	39%
2024	9.28	0.66	0.84	1.50	(0.66)	—	(0.66)	10.12	16.67	138,066	0.70		0.97	6.77	68
2023	9.22	0.63	0.11	0.74	(0.68)	—	(0.68)	9.28	8.12	127,673	0.70		0.96	6.59	39
2022	11.49	0.47	(2.26)	(1.79)	(0.47)	(0.01)	(0.48)	9.22	(16.08)	137,959	0.70		0.95	4.46	24
2021	10.85	0.43	0.61	1.04	(0.40)	—	(0.40)	11.49	9.68	172,276	0.70		0.95	3.81	59
2020	11.07	0.41	(0.20)	0.21	(0.40)	(0.03)	(0.43)	10.85	1.96	161,672	0.70		0.96	3.79	137
Multi-Asset Inflation Managed Fund
Class F
2025	$8.05	$0.13	$0.22	$0.35	$(0.25)	$—	$(0.25)	$8.15	4.55%	$519,844	1.25	%(4)	1.49%	3.26%	25%
2024	7.87	0.30	0.17	0.47	(0.29)	—	(0.29)	8.05	6.18	543,236	1.90	(5)	2.14	3.84	43
2023	8.68	0.27	(0.12)	0.15	(0.96)	—	(0.96)	7.87	1.46	648,827	1.96	(5)	2.20	3.39	93
2022	8.91	0.34	0.09	0.43	(0.66)	—	(0.66)	8.68	5.10	783,196	1.24	(5)	1.48	3.80	81
2021	7.88	0.24	0.91	1.15	(0.12)	—	(0.12)	8.91	14.71	803,799	1.12	(5)	1.36	2.84	65
2020	8.28	0.10	(0.38)	(0.28)	(0.12)	—	(0.12)	7.88	(3.41)	735,962	1.38	(5)	1.62	1.28	63
Class Y
2025	$8.06	$0.10	$0.25	$0.35	$(0.27)	$—	$(0.27)	$8.14	4.58%	$37,397	0.99	%(6)	1.24%	2.57%	25%
2024	7.88	0.24	0.25	0.49	(0.31)	—	(0.31)	8.06	6.47	37,049	1.64	(7)	1.87	3.00	43
2023	8.69	0.23	(0.06)	0.17	(0.98)	—	(0.98)	7.88	1.75	30,866	1.71	(7)	1.96	2.88	93
2022	8.92	0.34	0.11	0.45	(0.68)	—	(0.68)	8.69	5.36	34,931	0.98	(8)	1.22	3.84	81
2021	7.89	0.22	0.95	1.17	(0.14)	—	(0.14)	8.92	14.99	43,985	0.87	(7)	1.11	2.62	65
2020	8.29	0.11	(0.37)	(0.26)	(0.14)	—	(0.14)	7.89	(3.17)	45,173	1.13	(9)	1.37	1.35	63

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.80%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.70%.
(4)	The expense ratio includes dividend, interest, and proxy fee expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.91%.
(5)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%.
(6)	The expense ratio includes dividend, interest, and proxy fee expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%.
(7)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%.
(8)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.64%.
(9)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.66%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2025 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Capital Stability Fund
Class F
2025	$10.59	$0.16	$(0.16)	$—	$(0.53)	$(0.24)	$(0.77)	$9.82	0.01%	$438,794	0.64	%(2)	1.00%	3.08%	77%
2024	10.01	0.40	0.59	0.99	(0.41)	—	(0.41)	10.59	10.09	482,547	0.62		0.98	3.92	203
2023	9.79	0.33	0.07	0.40	(0.18)	—	(0.18)	10.01	4.19	552,046	0.62		0.98	3.34	103
2022	10.51	0.03	(0.46)	(0.43)	(0.07)	(0.22)	(0.29)	9.79	(4.24)	626,296	0.62		0.98	0.27	69
2021	10.28	—	0.34	0.34	(0.02)	(0.09)	(0.11)	10.51	3.27	682,772	0.62		0.98	— ^	125
2020	10.39	0.04	0.22	0.26	(0.18)	(0.19)	(0.37)	10.28	2.55	732,425	0.62		0.98	0.37	124
Class Y
2025	$10.62	$0.16	$(0.18)	$(0.02)	$(0.54)	$(0.24)	$(0.78)	$9.82	(0.18)%	$23,615	0.54	%(3)	0.75%	3.19%	77%
2024	10.03	0.41	0.60	1.01	(0.42)	—	(0.42)	10.62	10.29	25,294	0.52		0.73	4.02	203
2023	9.81	0.34	0.08	0.42	(0.20)	—	(0.20)	10.03	4.30	29,524	0.52		0.73	3.43	103
2022	10.54	0.04	(0.47)	(0.43)	(0.08)	(0.22)	(0.30)	9.81	(4.23)	32,510	0.52		0.73	0.36	69
2021	10.30	0.01	0.35	0.36	(0.03)	(0.09)	(0.12)	10.54	3.47	38,031	0.52		0.73	0.08	125
2020	10.41	0.05	0.22	0.27	(0.19)	(0.19)	(0.38)	10.30	2.64	48,307	0.52		0.73	0.48	124

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.62%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.52%.
^	Amount represents less than 0.005%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements

March 31, 2025 (Unaudited)

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 28 funds: Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed International Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income, Real Return, Dynamic Asset Allocation, Multi-Strategy Alternative, Liquid Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed, and Multi-Asset Capital Stability (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Large Cap Growth, Multi-Asset Accumulation, and Multi-Asset Inflation Managed Funds.

The Dynamic Commodity Strategy Subsidiary, Ltd., the Accumulation Commodity Strategy Subsidiary, Ltd. and the Inflation Commodity Strategy Subsidiary, Ltd. are wholly-owned subsidiaries of the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds and their respective subsidiaries have been consolidated in the Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Trust is registered to offer: Class F shares of the Funds and Class Y shares of the Funds, except for the Large Cap Index and S&P 500 Index Funds and Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond and Real Return Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund’s prospectus provides a description of its investment goal and its principal investment strategies and risks.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation —Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Policy. The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Valuation Designee will

SEI Institutional Managed Trust

determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors the Valuation Designee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Valuation Designee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Certain of the Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six month period ended March 31, 2025, maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Schedules of Investments.

For the six month period ended March 31, 2025, there have been no significant changes to the Trust’s fair valuation methodologies.

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities and Consolidated Statement of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Repurchase Agreements —Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements —To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash,

SEI Institutional Managed Trust

U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Accumulation Fund, Multi-Asset Inflation Managed and Dynamic Asset Allocation Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. A Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. A Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Accumulation, Multi-Asset Inflation Managed, and Dynamic Asset Allocation Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2025, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of March 31, 2025, if applicable.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Options/Swaptions Writing/Purchasing —To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities or to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption

SEI Institutional Managed Trust

is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2025, if applicable.

Securities Sold Short —To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of March 31, 2025, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR, LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at year end, if any, are listed after a Fund’s portfolio. In connection with swap agreements

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations or Consolidated Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of March 31, 2025, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the- counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan

SEI Institutional Managed Trust

assignment, a Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund. The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at March 31, 2025. Pursuant to the terms of certain loan agreements, the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The Funds disclosed consent fees and amendment income in the Statement of Operations as “Interest income”.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate and Real Return Funds; are declared and paid annually for the Global Managed Volatility, Tax-Managed International Managed Volatility, Multi-Strategy Alternative, Liquid Alternative, Multi-Asset Accumulation, Multi-Asset Inflation Managed, Multi-Asset Capital Stability and Dynamic Asset Allocation; are declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income and

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

Multi-Asset Income. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Restricted Securities — The Funds may invest in private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board. Please refer to the Schedule of Investments for Funds that held Restricted Securities.

Investments in Real Estate Investment Trust — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust (“REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds.

Investment in Subsidiary — Each of the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Directors”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Directors have oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising

SEI Institutional Managed Trust

a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur.

Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows ($ Thousands):

MULTI-ASSET INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$6,092	$-	$8,505	$1,580	$-	$16,177
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	3,050	-	-	3,050
> than 400	-	-	-	-	-	-
Total	$6,092	$-	$11,555	$1,580	$-	$19,227

MULTI-ASSET INFLATION MANAGED FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$29,060	$14,530	$-	$43,590
101-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	2,100	-	-	2,100
Total	$-	$-	$31,160	$14,530	$-	$45,690

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of March 31, 2025 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$142	*
Total Derivatives not accounted for as hedging instruments		$—			$142

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value

Large Cap Value Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$308	*
Total Derivatives not accounted for as hedging instruments		$—			$308

Large Cap Growth Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$386	*
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	2,629	†
Total Derivatives not accounted for as hedging instruments		$0			$3,015

Large Cap Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$191	*
Total Derivatives not accounted for as hedging instruments		$—			$191

Tax-Managed Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$160	*
Total Derivatives not accounted for as hedging instruments		$—			$160

S&P 500 Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$179	*
Total Derivatives not accounted for as hedging instruments		$—			$179

Small Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$38	*
Total Derivatives not accounted for as hedging instruments		$—			$38

Small Cap Value Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$69	*
Total Derivatives not accounted for as hedging instruments		$—			$69

Small Cap Growth
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$27	*
Total Derivatives not accounted for as hedging instruments		$—			$27

Tax-Managed Small/Mid Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$65	*
Total Derivatives not accounted for as hedging instruments		$—			$65

Mid Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$14	*
Total Derivatives not accounted for as hedging instruments		$—			$14

SEI Institutional Managed Trust

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value

U.S. Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$103	*
Total Derivatives not accounted for as hedging instruments		$—			$103

Global Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$159	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	273		Unrealized loss on forward foreign currency contracts	1,000
Total Derivatives not accounted for as hedging instruments		$273			$1,159

Tax-Managed Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$55	*
Total Derivatives not accounted for as hedging instruments		$—			$55

Tax-Managed International Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$23	*
Total Derivatives not accounted for as hedging instruments		$—			$23

Core Fixed Income Fund
Interest rate contracts	Unrealized appreciation on future contracts	$4,748	*	Unrealized depreciation on future contracts	$756	*
	Unrealized appreciation on swaptions contracts	234	†	Unrealized depreciation on swaptions contracts	—	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	10		Unrealized loss on forward foreign currency contracts	560
Total Derivatives not accounted for as hedging instruments		$4,992			$1,316

High Yield Bond Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$1		Unrealized loss on forward foreign currency contracts	$1
Total Derivatives not accounted for as hedging instruments		$1			$1

Dynamic Asset Allocation Fund
Equity contracts	Unrealized appreciation on future contracts	$—	*	Unrealized depreciation on future contracts	$2,590	*
Interest Rate contracts	Unrealized appreciation on swap contracts	35,425	†	Unrealized depreciation on swap contracts	6,286	†
	Investments, at value**	3,375		Options and Swaptions written, at value	1,162
Foreign exchange contracts	Investments, at value**	2,075		Options and Swaptions written, at value	137
Commodity contracts	Unrealized appreciation on swap contracts	491	†	Unrealized depreciation on swap contracts	—	†
Total Derivatives not accounted for as hedging instruments		$41,366			$10,175

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value

Multi-Strategy Alternative Fund
Equity contracts	Investments, at value**	$45		Options and Swaptions written, at value	$18
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	1	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	3
Credit contracts	Unrealized appreciation on swap contracts	38	†	Unrealized depreciation on swap contracts	—	†
Total Derivatives not accounted for as hedging instruments		$83			$22

Liquid Alternative Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$80	*	Unrealized depreciation on futures contracts	$151	*
Foreign exchange contracts	Unrealized appreciation on futures contracts	811	*	Unrealized depreciation on futures contracts	11	*
Equity contracts	Unrealized appreciation on futures contracts	287	*	Unrealized depreciation on futures contracts	2,485	*
Total Derivatives not accounted for as hedging instruments		$1,178			$2,647

Multi-Asset Accumulation Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$4,985	*	Unrealized depreciation on futures contracts	$4,446	*
Equity Contracts	Unrealized appreciation on futures contracts	2,033	*	Unrealized depreciation on futures contracts	7,088	*
	Unrealized appreciation on swap contracts	318	†	Unrealized depreciation on swap contracts	1,587	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3,089		Unrealized loss on forward foreign currency contracts	5,436
Commodity contracts	Unrealized appreciation on futures contracts	6,274	*	Unrealized depreciation on future contracts	961	*
Total Derivatives not accounted for as hedging instruments		$16,699			$19,518

Multi-Asset Income Fund
Interest rate contracts	Unrealized appreciation on			Unrealized depreciation on
	futures contracts	$341	*	futures contracts	$234	*
	Unrealized appreciation on swap contracts	59	†	Unrealized depreciation on swap contracts	125	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	9		Unrealized loss on forward foreign currency contracts	430
Credit contracts	Unrealized appreciation on swap contracts	114	†	Unrealized depreciation on swap contracts	116	†
Total Derivatives not accounted for as hedging instruments		$523			$905

SEI Institutional Managed Trust

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value

Multi-Asset Inflation Managed Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$938	*	Unrealized depreciation on futures contracts	$7	*
	Unrealized appreciation on swap contracts	3,569	†	Unrealized depreciation on swap contracts	32	†
Equity contracts	Unrealized appreciation on futures contracts	542	*	Unrealized depreciation on futures contracts	266	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	41
Commodity contracts	Unrealized appreciation on futures contracts	5,040	*	Unrealized depreciation on future contracts	1,600	*
Credit contract	Unrealized appreciation on swaps contracts	317	†	Unrealized depreciation on swaps contracts	127	†
Total Derivatives not accounted for as hedging instruments		$10,406			$2,073

Multi-Asset Capital Stability Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$626	*	Unrealized depreciation on futures contracts	$314	*
Equity contracts	Unrealized appreciation on futures contracts	37	*	Unrealized depreciation on futures contracts	1,056	*
	Unrealized appreciation on swap contracts	2,363	†	Unrealized depreciation on swap contracts	151	†
Total Derivatives not accounted for as hedging instruments		$3,026			$1,521

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities for swap contracts that have paid premiums.

** Includes purchased options and/or swaptions.

The effect of derivative instruments on the Statements of Operations/Consolidated Statements of Operations for the year or period ended March 31, 2025:

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$(467)	$—	$—	$(467)
Total	$—	$—	$(467)	$—	$—	$(467)

Large Cap Value Fund
Equity contracts	$—	$—	$(330)	$—	$—	$(330)
Total	$—	$—	$(330)	$—	$—	$(330)

Large Cap Growth Fund
Equity contracts	$—	$—	$(489)	$—	$(2,132)	$(2,621)
Total	$—	$—	$(489)	$—	$(2,132)	$(2,621)

Large Cap Index Fund
Equity contracts	$—	$—	$(292)	$—	$—	$(292)
Total	$—	$—	$(292)	$—	$—	$(292)

Tax-Managed Large Cap Fund
Equity contracts	$—	$—	$(1,257)	$—	$—	$(1,257)
Total	$—	$—	$(1,257)	$—	$—	$(1,257)

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
S&P 500 Index Fund
Equity contracts	$—	$—	$124	$—	$—	$124
Total	$—	$—	$124	$—	$—	$124

Small Cap Fund
Equity contracts	$—	$—	$(292)	$—	$—	$(292)
Total	$—	$—	$(292)	$—	$—	$(292)

Small Cap Value Fund
Equity contracts	$—	$—	$(286)	$—	$—	$(286)
Total	$—	$—	$(286)	$—	$—	$(286)

Small Cap Growth Fund
Equity contracts	$—	$—	$(297)	$—	$—	$(297)
Total	$—	$—	$(297)	$—	$—	$(297)

Tax-Managed Small/Mid Cap Fund
Equity contracts	$—	$—	$1,028	$—	$—	$1,028
Total	$—	$—	$1,028	$—	$—	$1,028

Mid-Cap Fund
Equity contracts	$—	$—	$(64)	$—	$—	$(64)
Total	$—	$—	$(64)	$—	$—	$(64)

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$338	$—	$—	$338
Total	$—	$—	$338	$—	$—	$338

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$7,400	$—	$7,400
Equity contracts	—	—	(70)	—	—	(70)
Total	$—	$—	$(70)	$7,400	$—	$7,330

Tax-Managed Managed Volatility Fund
Equity contracts	$—	$—	$200	$—	$—	$200
Total	$—	$—	$200	$—	$—	$200

Tax-Managed International Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$31	$—	$31
Equity contracts	—	—	33	—	—	33
Total	$—	$—	$33	$31	$—	$64

Core Fixed Income Fund
Interest rate contracts	$—	$—	$(10,182)	$—	$(2,347)	$(12,529)
Foreign exchange contracts	—	—	—	(263)	—	(263)
Credit contracts	—	—	—	—	49	49
Equity contracts	136	202	—	—	—	338
Total	$136	$202	$(10,182)	$(263)	$(2,298)	$(12,405)

High Yield Bond Fund
Foreign exchange contracts	$—	$—	$—	$36	$—	$36
Total	$—	$—	$—	$36	$—	$36

Dynamic Asset Allocation Fund
Interest rate contracts	$—	$—	$—	$—	$(4,439)	$(4,439)
Foreign exchange contracts	(766)	1,291	—	—	—	525
Equity contracts	—	—	(2,748)	—	238	(2,510)
Commodity contracts	—	—	—	—	3,129	3,129
Total	$(766)	$1,291	$(2,748)	$—	$(1,072)	$(3,295)

SEI Institutional Managed Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Multi-Strategy Alternative Fund
Foreign exchange contracts	$—	$—	$—	$13	$—	$13
Credit contracts	—	—	—	—	(31)	(31)
Equity contracts	(17)	7	—	—	5	(5)
Total	$(17)	$7	$—	$13	$(26)	$(23)

Liquid Alternative Fund
Interest rate contracts	$—	$—	$(5,414)	$—	$—	$(5,414)
Foreign exchange contracts	—	—	(200)	—	—	(200)
Equity contracts	—	—	1,437	—	—	1,437
Total	$—	$—	$(4,177)	$—	$—	$(4,177)

Multi-Asset Accumulation Fund
Interest rate contracts	$—	$—	$(41,895)	$—	$1,965	$(39,930)
Foreign exchange contracts	—	—	—	6,482	—	6,482
Equity contracts	—	—	(5,792)	—	1,055	(4,737)
Commodity contracts	—	—	7,259	—	—	7,259
Total	$—	$—	$(40,428)	$6,482	$3,020	$(30,926)

Multi-Asset Income Fund
Interest rate contracts	$(14)	$15	$(1,327)	$—	$(121)	$(1,447)
Foreign exchange contracts	(8)	—	—	398	—	390
Credit contracts	—	—	—	—	324	324
Equity contracts	—	(26)	—	—	1	(25)
Total	$(22)	$(11)	$(1,327)	$398	$204	$(758)

Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$—	$(1,232)	$—	$(947)	$(2,179)
Foreign exchange contracts	—	—	—	100	—	100
Credit contracts	—	—	—	—	(99)	(99)
Equity contracts	—	—	7,682	—	—	7,682
Commodity contracts	—	—	4,910	—	—	4,910
Total	$—	$—	$11,360	$100	$(1,046)	$10,414

Multi-Asset Capital Stability Fund
Interest rate contracts	$—	$—	$(3,693)	$—	$(136)	$(3,829)
Foreign exchange contracts	—	—	—	6,536	—	6,536
Credit contracts	—	—	—	—	148	148
Equity contracts	(737)	430	(40)	—	3,828	3,481
Total	$(737)	$430	$(3,733)	$6,536	$3,840	$6,336

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$(254)	$—	$—	$(254)
Total	$—	$—	$(254)	$—	$–	$(254)

Large Cap Value Fund
Equity contracts	$—	$—	$(327)	$—	$—	$(327)
Total	$—	$—	$(327)	$—	$–	$(327)

Large Cap Growth Fund
Equity contracts	$—	$—	$(553)	$—	$(4,938)	$(5,491)
Total	$—	$—	$(553)	$—	$(4,938)	$(5,491)

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Index Fund
Equity contracts	$—	$—	$(595)	$—	$—	$(595)
Total	$—	$—	$(595)	$—	$–	$(595)

Tax-Managed Large Cap Fund
Equity contracts	$—	$—	$(695)	$—	$—	$(695)
Total	$—	$—	$(695)	$—	$–	$(695)

S&P 500 Index Fund
Equity contracts	$—	$—	$(602)	$—	$—	$(602)
Total	$—	$—	$(602)	$—	$–	$(602)

Small Cap Fund
Equity contracts	$—	$—	$(62)	$—	$—	$(62)
Total	$—	$—	$(62)	$—	$–	$(62)

Small Cap Value Fund
Equity contracts	$—	$—	$(114)	$—	$—	$(114)
Total	$—	$—	$(114)	$—	$–	$(114)

Small Cap Growth Fund
Equity contracts	$—	$—	$(70)	$—	$—	$(70)
Total	$—	$—	$(70)	$—	$–	$(70)

Tax-Managed Small/Mid Cap Fund
Equity contracts	$—	$—	$(123)	$—	$—	$(123)
Total	$—	$—	$(123)	$—	$–	$(123)

Mid-Cap Fund
Equity contracts	$—	$—	$(22)	$—	$—	$(22)
Total	$—	$—	$(22)	$—	$–	$(22)

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$(163)	$—	$—	$(163)
Total	$—	$—	$(163)	$—	$–	$(163)

Global Managed Volatility Fund
Foreign exchange contracts	—	—	—	74	—	74
Equity contracts	$—	$—	$(255)	$—	$—	$(255)
Total	$—	$—	$(255)	$74	$–	$(181)

Tax-Managed Managed Volatility Fund
Equity contracts	$—	$—	$(117)	$—	$—	$(117)
Total	$—	$—	$(117)	$—	$–	$(117)

Tax-Managed International Managed Volatility Fund
Equity contracts	$—	$—	$(28)	$—	$—	$(28)
Total	$—	$—	$(28)	$—	$–	$(28)

Core Fixed Income Fund
Interest rate contracts	$(247)	$(25)	$1,609	$—	$4,956	$6,293
Foreign exchange contracts	—	—	—	160	—	160
Credit contracts	—	—	—	—	55	55
Total	$(247)	$(25)	$1,609	$160	$5,011	$6,508

High Yield Bond Fund
Foreign exchange contracts	$—	$—	$—	$10	$—	$10
Total	$—	$—	$—	$10	$–	$10

SEI Institutional Managed Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Dynamic Asset Allocation Fund
Interest rate contracts	$307	$138	$—	$—	$25,433	$25,878
Foreign exchange contracts	(2,329)	4,432	—	—	—	2,103
Equity contracts	—	—	(6,007)	—	—	(6,007)
Commodity contracts	—	—	—	—	(1,053)	(1,053)
Total	$(2,022)	$4,570	$(6,007)	$—	$24,380	$20,921

Multi-Strategy Alternative Fund
Foreign exchange contracts	$—	$—	$—	$(1)	$—	$(1)
Credit contracts	—	—	—	—	35	35
Equity contracts	31	(14)	—	—	(1)	16
Total	$31	$(14)	$—	$(1)	$34	$50

Liquid Alternative Fund
Interest rate contracts	$—	$—	$323	$—	$—	$323
Foreign exchange contracts	—	—	865	—	—	865
Equity contracts	—	—	(5,600)	—	—	(5,600)
Total	$—	$—	$(4,412)	$—	$–	$(4,412)

Multi-Asset Accumulation Fund
Interest rate contracts	$—	$—	$(1,684)	$—	$—	$(1,684)
Foreign exchange contracts	—	—	—	(3,255)	—	(3,255)
Equity contracts	—	—	(18,891)	—	(3,381)	(22,272)
Commodity contracts	—	—	529	—	—	529
Total	$—	$—	$(20,046)	$(3,255)	$(3,381)	$(26,682)

Multi-Asset Income Fund
Interest rate contracts	$14	$(14)	$(20)	$—	$52	$32
Foreign exchange contracts	(4)	—	—	109	—	105
Credit contracts	—	—	—	—	(303)	(303)
Equity contracts	—	—	—	—	(22)	(22)
Total	$10	$(14)	$(20)	$109	$(273)	$(188)

Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$—	$877	$—	$3,253	$4,130
Foreign exchange contracts	—	—	—	(3)	—	(3)
Credit contracts	—	—	—	—	249	249
Equity contracts	—	—	827	—	—	827
Commodity contracts	—	—	(123)	—	—	(123)
Total	$—	$—	$1,581	$(3)	$3,502	$5,080

Multi-Asset Capital Stability Fund
Interest rate contracts	$—	$—	$191	$—	$(439)	$(248)
Foreign exchange contracts	—	—	—	335	—	335
Credit contracts	—	—	—	—	(76)	(76)
Equity contracts	319	(262)	(3,621)	—	2,095	(1,469)
Total	$319	$(262)	$(3,430)	$335	$1,580	$(1,458)

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

The following table discloses the average quarterly balances of the Funds' derivative activity during the six month period ended March 31, 2025 ($ Thousands):

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund	Large Cap Index Fund	Tax-Managed Large Cap Fund
Futures Contracts:
Average Notional Balance Long	$9,342	$11,494	$15,753	$18,657	$5,964
Total Return Swaps
Average Notional Balance Long	–	–	60,316	–	–
Average Notional Balance Short	–	–	–	–	–

	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund
Futures Contracts:
Average Notional Balance Long	$17,371	$2,533	$2,795	$2,110	$2,915

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund
Futures Contracts:
Average Notional Balance Long	$612	$2,939	$–	$2,155	$1,329
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	186,954	–	–
Average Notional Balance Short	–	–	185,286	–	–

	Core Fixed Income Fund	High Yield Bond Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Liquid Alternative Fund
Futures Contracts:
Average Notional Balance Long	$707,181	$–	$186,250	$–	$291,053
Average Notional Balance Short	120,498	–	–	–	116,174
Forward Foreign Currency Contracts:
Average Notional Balance Long	24,975	700	–	275	–
Average Notional Balance Short	25,133	690	–	271	–
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	–	21,516	–
Total Return Swaps
Average Notional Balance Long	–	–	34,913	1	–
Average Notional Balance Short	–	–	17,230	250	–
Interest Rate Swaps
Average Notional Balance	7,131	–	6,962,827	–	–
Options/Swaptions:
Average Notional Balance Long†	242	–	9,230	10	–
Average Notional Balance Short†	–	–	5,240	4	–

	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund
Futures Contracts:
Average Notional Balance Long	$738,861	$41,233	$226,279	$75,491
Average Notional Balance Short	38,568	38,337	68,725	–
Forward Foreign Currency Contracts:
Average Notional Balance Long	385,215	11,196	1,568	–
Average Notional Balance Short	386,973	11,201	1,579	–
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	52,175	–
Average Notional Balance Sell Protection	–	19,227	31,105	–

SEI Institutional Managed Trust

	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund
Total Return Swaps
Average Notional Balance Long	58,478	763	–	6,308
Average Notional Balance Short	9,389	353	–	88,311
Interest Rate Swaps
Average Notional Balance	–	377,297	305,073	–
Options/Swaptions:
Average Notional Balance Long†	–	–	–	18
Average Notional Balance Short†	–	–	–	7

† Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Funds Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities for market value, variation margin and collateral of exchange-traded or centrally cleared financial derivative instruments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2025 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclays PLC	$—	$—	$—	$—	$231	$—	$—	$—	$231	$(231)	$—	$(231)
BNP Paribas	37	—	—	37	124	—	—	—	124	(87)	—	(87)
Brown Brothers Harriman	54	—	—	54	126	—	—	—	126	(72)	—	(72)
Standard Chartered	182	—	—	182	—	—	—	—	—	182	—	182
Westpack Banking	—	—	—	—	519	—	—	—	519	(519)	—	(519)
Total Over the Counter	$273	$—	$—	$273	$1,000	$—	$—	$—	$1,000

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$234	$—	$234	$340	$—	$—	$—	$340	$(106)	$—	$(106)
Goldman Sachs	10	—	—	10	220	—	—	—	220	(210)	—	(210)
Total Over the Counter	$10	$234	$—	$244	$560	$—	$—	$—	$560

	Financial Derivative Assets				Financial Derivative Liabilities
High Yield Bond Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclays PLC	$1	$—	$—	$1	$1	$—	$—	$—	$1	$—	$—	$—
Total Over the Counter	$1	$—	$—	$1	$1	$—	$—	$—	$1

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$3,375	$—	$3,375	$—	$1,162	$—	$—	$1,162	$2,213	$—	$2,213
Goldman Sachs	—	—	491	491	—	—	—	—	—	491	—	491
Total Over the Counter	$—	$3,375	$491	$3,866	$—	$1,162	$—	$—	$1,162

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Strategy Alternative Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclays PLC	$—	$—	$—	$—	$3	$—	$—	$—	$3	$(3)	$—	$(3)
J.P. Morgan Chase	—	—	2	2	—	—	—	—	—	2	—	2
Total Over the Counter	$—	$—	$2	$2	$3	$—	$—	$—	$3

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Accumulation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$—	$8	$8	$—	$—	$844	$—	$844	$(836)	$—	$(836)
Citigroup	891	—	177	1,068	2,324	—	196	—	2,520	(1,452)	—	(1,452)
Goldman Sachs	1,307	—	—	1,307	788	—	—	—	788	519	—	519
JPMorgan Chase Bank	891	—	133	1,024	2,324	—	547	—	2,871	(1,847)	—	(1,847)
Total Over the Counter	$3,089	$—	$318	$3,407	$5,436	$—	$1,587	$—	$7,023

SEI Institutional Managed Trust

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$—	$—	$—	$16	$—	$—	$—	$16	$(16)	$—	$(16)
Barclays PLC	9	—	—	9	—	—	—	—	—	9	—	9
State Street	—	—	—	—	414	—	—	—	414	(414)	—	(414)
Total Over the Counter	$9	$—	$—	$9	$430	$—	$—	$—	$430

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Inflation Managed Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Morgan Stanley	$—	$—	$—	$—	$41	$—	$—	$—	$41	$(41)	$—	$(41)
Total Over the Counter	$—	$—	$—	$—	$41	$—	$—	$—	$41

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Capital Stability Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Goldman Sachs	$—	$—	$2,363	$2,363	$—	$—	$151	$—	$151	$2,212	$—	$2,212
Total Over the Counter	$—	$—	$2,363	$2,363	$—	$—	$151	$—	$151

(1) Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION FUND, MULTI-ASSET ACCUMULATION FUND AND MULTI-ASSET INFLATION MANAGED FUND

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation Fund, Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of September 30th for financial statement consolidation purposes and a nonconforming tax year end of August 31.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation Fund, Multi-Asset Accumulation Fund, and Multi-Asset Inflation Managed Fund may each invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2025 ($ Thousands)	% of Total Net Assets at March 31, 2025
Dynamic Commodity Strategy Subsidiary, Ltd.	March 28, 2018	$114,856	15.4%
Accumulation Commodity Strategy Subsidiary, Ltd.	April 9, 2012	191,797	16.4%
Inflation Commodity Strategy Subsidiary Ltd.	April 9, 2012	117,743	21.1%

Gains and losses attributed to the Funds’ investments in Subsidiaries are as follows:

	Dynamic Commodity Strategy Subsidiary, Ltd. ($ Thousands)	Accumulation Commodity Strategy, Ltd. ($ Thousands)	Inflation Commodity Strategy Subsidiary, Ltd. ($ Thousands)
Investment Income:
Dividends	$38	$—	$—
Interest income	1,865	4,300	2,456
Less: foreign taxes withheld	(11)	—	—
Net Realized Gain (Loss) on:
Investments	439	19,702	1
Futures Contracts	192	7,259	4,910
Swap Contracts	(2,430)	(3,612)	—
Purchased Options	—	—	—
Foreign Currency Transactions	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(76)	55
Futures Contracts	(267)	529	(123)
Swap Contracts	11,982	—	—
Purchased Options	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—
Total gains and losses attributed to the Funds' investment in Subsidiaries	$11,808	$28,102	$7,299

SEI Institutional Managed Trust

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (“the Distributor”) is the Distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Funds have also adopted an, administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, proxy fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The Administrator has voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Conservative Income and Tax Free Conservative Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets.

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Large Cap Fund
Class F	0.3900%	0.25%	—	0.89%
Class Y	0.3900%	—	—	0.64%
Large Cap Value Fund
Class F	0.3500%	0.25%	—	0.89%
Class I	0.3500%	0.25%	0.25%	1.11%
Class Y	0.3500%	—	—	0.64%
Large Cap Growth Fund
Class F	0.4000%	0.25%	—	0.89%
Class I	0.4000%	0.25%	0.25%	1.11%
Class Y	0.4000%	—	—	0.64%
Large Cap Index Fund
Class F	0.0500%	0.25%	—	0.25%
Tax-Managed Large Cap Fund
Class F	0.4000%	0.25%	—	0.89%
Class Y	0.4000%	—	—	0.64%
S&P 500 Index Fund
Class F	0.0300%	0.25%	—	0.25%
Class I	0.0300%	0.25%	0.25%	0.65%
Small Cap Fund
Class F	0.6500%	0.25%	—	1.14%
Class Y	0.6500%	—	—	0.89%
Small Cap Value Fund
Class F	0.6500%	0.25%	—	1.11%
Class I	0.6500%	0.25%	0.25%	1.33%
Class Y	0.6500%	—	—	0.86%
Small Cap Growth Fund
Class F	0.6500%	0.25%	—	1.11%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.86%
Tax-Managed Small/Mid Cap Fund
Class F	0.6500%	0.25%	—	1.11%
Class Y	0.6500%	—	—	0.89%
Mid-Cap Fund
Class F	0.4000%	0.25%	—	0.98%
Class I	0.4000%	0.25%	0.25%	1.20%
Class Y	0.4000%	—	—	0.73%
U.S. Managed Volatility Fund
Class F	0.5500%	0.25%	—	0.90%
Class I	0.5500%	0.25%	0.25%	1.15%
Class Y	0.5500%	—	—	0.65%
Global Managed Volatility Fund
Class F	0.6500%	0.25%	—	1.11%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.86%
Tax-Managed Managed Volatility Fund
Class F	0.5500%	0.25%	—	0.91%
Class Y	0.5500%	—	—	0.66%
Tax-Managed International Managed Volatility Fund
Class F	0.6500%	0.25%	—	1.11%
Class Y	0.6500%	—	—	0.86%

SEI Institutional Managed Trust

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Real Estate Fund
Class F	0.6500%	0.25%	—	1.14%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.89%
Core Fixed Income Fund
Class F	0.2750%	0.25%	—	0.66%
Class I	0.2750%	0.25%	0.25%	0.88%
Class Y	0.2750%	—	—	0.41%
High Yield Bond Fund
Class F	0.4875%	0.25%	—	0.89%
Class I	0.4875%	0.25%	0.25%	1.11%
Class Y	0.4875%	—	—	0.64%
Conservative Income Fund
Class F	0.1000%	0.25%	—	0.30%
Class Y	0.1000%	—	—	0.20%
Tax-Free Conservative Income Fund
Class F	0.1000%	0.25%	—	0.30%
Class Y	0.1000%	—	—	0.20%
Real Return Fund
Class F	0.2200%	0.25%	—	0.45%
Class Y	0.2200%	—	—	0.35%
Dynamic Asset Allocation Fund
Class F	0.6000%	0.25%	—	0.75%
Class Y	0.6000%	—	—	0.50%
Multi-Strategy Alternative Fund
Class F	1.5000%	0.25%	—	1.35%
Class Y	1.5000%	—	—	1.10%
Liquid Alternative Fund
Class F	0.5000%	0.25%	—	1.05%
Class Y	0.5000%	—	—	0.80%
Multi-Asset Accumulation Fund
Class F	0.7500%	0.25%	—	1.17%
Class Y	0.7500%	—	—	0.92%
Multi-Asset Income Fund
Class F	0.6000%	0.25%	—	0.80%
Class Y	0.6000%	—	—	0.70%
Multi-Asset Inflation Managed Fund
Class F	0.5500%	0.25%	—	1.24%
Class Y	0.5500%	—	—	0.98%
Multi-Asset Capital Stability Fund
Class F	0.4000%	0.25%	—	0.62%
Class Y	0.4000%	—	—	0.52%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Index Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Small/Mid Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Mid-Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
U.S. Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Global Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Tax-Managed International Managed Volatility Fund	0.380%	0.3400%	0.2800%	0.2350%	0.200%
Real Estate Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Core Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
High Yield Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Free Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Real Return Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Dynamic Asset Allocation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Strategy Alternative Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Liquid Alternative Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Accumulation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Inflation Managed Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Capital Stability Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

	First $2 Billion	Next $500 Million	Next $500 Million	Over $3 Billion
S&P 500 Index Fund	0.220%	0.2100%	0.1650%	0.120%

As of March 31, 2025, SIMC has entered into investment sub-advisory agreements with the following affiliated and unaffiliated parties:

Investment Sub-Adviser

Large Cap Fund

Brandywine Global Investment Management, LLC

Copeland Capital Management LLC

Fred Alger Management, LLC

LSV Asset Management*

Mar Vista Investment Partners, LLC

Parametric Portfolio Associates LLC

Large Cap Value Fund

Brandywine Global Investment Management, LLC

Cullen Capital Management, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Large Cap Growth Fund

Fred Alger Management, LLC

Mackenzie Investments Corporation

Parametric Portfolio Associates LLC

PineStone Asset Management Inc.

Large Cap Index Fund

SSGA Funds Management, Inc.

Tax-Managed Large Cap Fund

Brandywine Global Investment Management, LLC

Cullen Capital Management, LLC

LSV Asset Management*

Mar Vista Investment Partners, LLC

Parametric Portfolio Associates LLC

PineStone Asset Management Inc.

S&P 500 Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Copeland Capital Management, LLC

EAM Investors, LLC

Easterly Investment Partners LLC

Leeward Investments, LLC

Los Angeles Capital Management, LLC

Parametric Portfolio Associates LLC

Small Cap Value Fund

Easterly Investment Partners LLC

Leeward Investments, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Small Cap Growth Fund

EAM Investors LLC

Jackson Creek Investment Advisors, LLC

Parametric Portfolio Associates LLC

Polen Capital Management LLC

Tax-Managed Small/Mid Cap Fund

Easterly Investment Partners LLC

Geneva Capital Management LLC

Hillsdale Investment Management Inc.

Martingale Asset Management, LP

Parametric Portfolio Associates LLC

Mid-Cap Fund

Leeward Investments, LLC

Los Angeles Capital Management LLC

U.S. Managed Volatility Fund

Allspring Global Investments, LLC

LSV Asset Management*

Global Managed Volatility Fund

Acadian Asset Management LLC

Allspring Global Investments, LLC

Tax-Managed Managed Volatility Fund

Allspring Global Investments, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Tax-Managed International Managed Volatility Fund

Acadian Asset Management LLC

Allspring Global Investments, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

SEI Institutional Managed Trust

Real Estate Fund

CenterSquare Investment Management LLC

Core Fixed Income Fund

Allspring Global Investments, LLC

Jennison Associates LLC

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

High Yield Bond Fund

Ares Capital Management II LLC

Benefit Street Partners, LLC

Brigade Capital Management, LP

J.P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Conservative Income Fund

BlackRock Advisors, LLC

Tax-Free Conservative Income Fund

BlackRock Advisors, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Strategy Alternative Fund

Brigade Capital Management, LP

Global Credit Advisers, LLC

Kettle Hill Capital Management LLC

Mountaineer Partners Management, LLC

Liquid Alternative Fund

Dynamic Beta Investments, LLC

Multi-Asset Accumulation Fund

AQR Capital Management, LLC

Multi-Asset Income Fund

Barings LLC

Goldman Sachs Asset Management, LP

Multi-Asset Inflation Managed Fund

AllianceBernstein, L.P.

Columbia Management Investments Advisers, LLC

Franklin Advisers, Inc.

UBS Asset Management (Americas) LLC

Multi-Asset Capital Stability Fund

Janus Henderson Investors US LLC

* Affiliated

Under the investment sub-advisory agreements, each sub-adviser receives a fee paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2025 were as follows ($ Thousands):

U.S. Managed Volatility Fund	$1
Multi-Asset Income Fund	10
$11

Payments to/from Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Administrator, Adviser and/or Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

LSV Asset Management (a partially owned indirect subsidiary of SEI Investment Co.) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2025 were as follows ($ Thousands):

Large Cap Fund	$171
Large Cap Value Fund	216
Tax-Managed Large Cap Fund	343
Small Cap Value Fund	264
U.S. Managed Volatility Fund	254
Tax-Managed Managed Volatility Fund	337
Tax-Managed International Managed Volatility Fund	137
$1,722

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Funds’ expense ratio, as a percentage of the Funds’ average daily net assets for the six month period ended March 31, 2025, can be found on the Statements of Operations or Consolidated Statements of Operations and Financial Highlights or Consolidated Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

money market fund, to manage excess cash or to serve as margin or collateral for derivative positions.

Each of the Large Cap Index and S&P 500 Index Funds may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo

Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the Board. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

For the six month period ended March 31, 2025, the following Funds borrowed funds from the Multi-Asset Accumulation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
SEI Catholic Values Trust Equity Fund	03/11/25	03/12/25	$137,000	$2	5.34%

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2025 and the year ended September 30, 2024.

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Large Cap Index Fund
	10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024
Class F:
Shares Issued	3,857	12,325	2,967	5,661	1,853	3,036	3,939	11,261
Shares Issued in Lieu of Dividends and Distributions	14,330	6,835	3,159	2,980	5,508	4,461	2,214	793
Shares Redeemed	(14,258)	(40,073)	(4,589)	(9,717)	(4,748)	(8,434)	(8,980)	(20,260)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	3,929	(20,913)	1,537	(1,076)	2,613	(937)	(2,827)	(8,206)
Class I:
Shares Issued	–	–	8	5	8	10	–	–
Shares Issued in Lieu of Dividends and Distributions	–	–	3	3	11	8	–	–
Shares Redeemed	–	–	—	(13)	(4)	(19)	–	–
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	–	–	11	(5)	15	(1)	–	–
Class Y:
Shares Issued	457	870	496	381	319	210	–	–
Shares Issued in Lieu of Dividends and Distributions	594	235	231	319	507	500	–	–
Shares Redeemed	(562)	(1,185)	(560)	(2,475)	(560)	(1,542)	–	–
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	489	(80)	167	(1,775)	266	(832)	–	–
Increase (Decrease) in Capital Shares	4,418	(20,993)	1,715	(2,856)	2,894	(1,770)	(2,827)	(8,206)

	Tax-Managed Large Cap Fund				S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund
	10/1/2024 to 3/31/2025 (Unaudited	)	2024		10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024
Class F:
Shares Issued	17,127		9,475		474	846	1,346	8,194	783	1,491
Shares Issued in Lieu of Dividends and Distributions	6,402		4,368		959	429	3,977	1,503	1,791	369
Shares Redeemed	(24,276	)(1)	(20,301	)(1)	(1,127)	(2,213)	(9,441)	(12,607)	(3,594)	(2,907)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(747)		(6,458)		306	(938)	(4,118)	(2,910)	(1,020)	(1,047)
Class I:
Shares Issued	–		–		7	14	–	–	—	1
Shares Issued in Lieu of Dividends and Distributions	–		–		7	2	–	–	3	1
Shares Redeemed	–		–		(3)	(16)	–	–	—	(5)

SEI Institutional Managed Trust

	Tax-Managed Large Cap Fund		S&P 500 Index Fund			Small Cap Fund		Small Cap Value Fund
	10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited	)	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	–	–	11		—	–	–	3	(3)
Class Y:
Shares Issued	812	581	–		–	198	1,453	270	93
Shares Issued in Lieu of Dividends and Distributions	1,075	740	–		–	222	74	242	56
Shares Redeemed	(1,368)	(2,334)	–		–	(1,358)	(606)	(247)	(694)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	519	(1,013)	–		–	(938)	921	265	(545)
Increase (Decrease) in Capital Shares	(228)	(7,471)	317		(938)	(5,056)	(1,989)	(752)	(1,595)

	Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund			Mid-Cap Fund		U.S. Managed Volatility Fund
	10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited	)	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024
Class F:
Shares Issued	433	1,154	2,282		1,917	81	317	1,420	4,231
Shares Issued in Lieu of Dividends and Distributions	427	—	3,952		780	157	13	3,692	4,128
Shares Redeemed	(2,479)	(1,882)	(8,103	)(1)	(4,876)	(452)	(768)	(4,729)	(18,133)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(1,619)	(728)	(1,869)		(2,179)	(214)	(438)	383	(9,774)
Class I:
Shares Issued	—	3	–		–	2	2	—	1
Shares Issued in Lieu of Dividends and Distributions	1	—	–		–	1	—	6	5
Shares Redeemed	(5)	(5)	–		–	(2)	(5)	—	(1)
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	(4)	(2)	–		–	1	(3)	6	5
Class Y:
Shares Issued	108	79	271		360	207	158	974	1,474
Shares Issued in Lieu of Dividends and Distributions	54	—	691		127	20	2	1,290	1,333
Shares Redeemed	(127)	(251)	(584)		(726)	(176)	(54)	(1,927)	(3,363)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	35	(172)	378		(239)	51	106	337	(556)
Increase (Decrease) in Capital Shares	(1,588)	(902)	(1,491)		(2,418)	(162)	(335)	726	(10,325)

	Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund				Tax-Managed International Managed Volatility Fund		Real Estate Fund
	10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited	)	2024		10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024
Class F:
Shares Issued	3,081	22,125	7,903		1,985		3,022	1,571	124	362
Shares Issued in Lieu of Dividends and Distributions	4,567	3,125	5,899		4,354		581	670	137	88
Shares Redeemed	(9,181)	(28,811)	(12,259	)(1)	(8,786	)(1)	(9,828)	(6,165)	(611)	(994)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(1,533)	(3,561)	1,543		(2,447)		(6,225)	(3,924)	(350)	(544)
Class I:
Shares Issued	—	—	–		–		–	–	—	—
Shares Issued in Lieu of Dividends and Distributions	4	3	–		–		–	–	1	—
Shares Redeemed	—	—	–		–		–	–	—	—
Total Increase in Net Assets Derived from Class I Transactions	4	3	–		–		–	–	1	—
Class Y:
Shares Issued	530	1,368	391		352		359	195	202	88
Shares Issued in Lieu of Dividends and Distributions	742	586	858		617		171	150	35	26
Shares Redeemed	(1,234)	(3,554)	(912)		(1,166)		(781)	(1,051)	(81)	(270)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	38	(1,600)	337		(197)		(251)	(706)	156	(156)
Increase (Decrease) in Capital Shares	(1,491)	(5,158)	1,880		(2,644)		(6,476)	(4,630)	(193)	(700)

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

	Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund		Tax-Free Conservative Income Fund
	10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024
Class F:
Shares Issued	23,952	85,129	21,711	48,023	57,426	61,625	7,390	9,622
Shares Issued in Lieu of Dividends and Distributions	5,542	12,047	6,585	21,443	1,540	2,596	212	425
Shares Redeemed	(36,611)	(92,554)	(38,886)	(86,084)	(33,001)	(39,513)	(5,576)	(8,236)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(7,117)	4,622	(10,590)	(16,618)	25,965	24,708	2,026	1,811
Class I:
Shares Issued	8	32	—	—	–	–	–	–
Shares Issued in Lieu of Dividends and Distributions	4	9	—	—	–	–	–	–
Shares Redeemed	(31)	(38)	—	—	–	–	–	–
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	(19)	3	—	—	–	–	–	–
Class Y:
Shares Issued	5,516	7,242	7,228	8,784	179	727	364	1,170
Shares Issued in Lieu of Dividends and Distributions	779	1,654	1,326	3,822	21	55	11	21
Shares Redeemed	(5,348)	(10,464)	(8,502)	(9,719)	(174)	(1,286)	(412)	(703)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	947	(1,568)	52	2,887	26	(504)	(37)	488
Increase (Decrease) in Capital Shares	(6,189)	3,057	(10,538)	(13,731)	25,991	24,204	1,989	2,299

	Real Return Fund		Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Liquid Alternative Fund
	10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024
Class F:
Shares Issued	2,559	24,755	1,488	9,281	934	2,085	1,489	20,010
Shares Issued in Lieu of Dividends and Distributions	297	970	4,147	3,793	1,225	1,399	937	8
Shares Redeemed	(4,010)	(8,317)	(6,210)	(14,703)	(3,474)	(14,928)	(2,198)	(2,752)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(1,154)	17,408	(575)	(1,629)	(1,315)	(11,444)	228	17,266
Class Y:
Shares Issued	197	1,615	1,078	2,961	38	167	121	1,072
Shares Issued in Lieu of Dividends and Distributions	23	69	418	256	33	64	104	28
Shares Redeemed	(259)	(628)	(1,537)	(1,046)	(87)	(1,131)	(277)	(298)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(39)	1,056	(41)	2,171	(16)	(900)	(52)	802
Increase (Decrease) in Capital Shares	(1,193)	18,464	(616)	542	(1,331)	(12,344)	176	18,068

	Multi-Asset Accumulation Fund		Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
	10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024	10/1/2024 to 3/31/2025 (Unaudited )	2024
Class F:
Shares Issued	6,210	18,570	1,989	4,565	2,728	7,431	2,351	4,495
Shares Issued in Lieu of Dividends and Distributions	3,026	4,678	892	2,667	1,911	2,704	2,610	1,628
Shares Redeemed	(20,005)	(128,454)	(5,125)	(23,255)	(8,327)	(25,101)	(5,804)	(15,704)
Total Decrease in Net Assets Derived from Class F Transactions	(10,769)	(105,206)	(2,244)	(16,023)	(3,688)	(14,966)	(843)	(9,581)
Class Y:
Shares Issued	786	1,985	802	1,736	534	1,418	98	164
Shares Issued in Lieu of Dividends and Distributions	249	305	361	898	162	160	173	103
Shares Redeemed	(3,275)	(5,378)	(1,877)	(2,743)	(702)	(897)	(250)	(826)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(2,240)	(3,088)	(714)	(109)	(6)	681	21	(559)
(Decrease) in Capital Shares	(13,009)	(108,294)	(2,958)	(16,132)	(3,694)	(14,285)	(822)	(10,140)

(1) Includes redemptions as a result of in-kind transactions (see Note 13).

SEI Institutional Managed Trust

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and in-kind transactions, during the six month period ended March 31, 2025, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$317,109	$317,109
Sales	—	492,702	492,702
Large Cap Value Fund
Purchases	—	102,290	102,290
Sales	—	144,674	144,674
Large Cap Growth Fund
Purchases	—	482,254	482,254
Sales	—	647,965	647,965
Large Cap Index Fund
Purchases	—	11,174	11,174
Sales	—	102,584	102,584
Tax-Managed Large Cap Fund
Purchases	—	490,898	490,898
Sales	—	230,422	230,422
S&P 500 Index Fund
Purchases	—	12,175	12,175
Sales	—	83,237	83,237
Small Cap Fund
Purchases	—	170,518	170,518
Sales	—	302,956	302,956
Small Cap Value Fund
Purchases	—	47,041	47,041
Sales	—	122,110	122,110
Small Cap Growth Fund
Purchases	—	223,996	223,996
Sales	—	303,572	303,572
Tax-Managed Small/Mid Cap Fund
Purchases	—	88,485	88,485
Sales	—	272,983	272,983
Mid-Cap Fund
Purchases	—	20,472	20,472
Sales	—	31,639	31,639
U.S. Managed Volatility Fund
Purchases	—	150,163	150,163
Sales	—	226,481	226,481
Global Managed Volatility Fund
Purchases	—	340,219	340,219
Sales	—	400,502	400,502
Tax-Managed Managed Volatility Fund
Purchases	—	155,033	155,033
Sales	—	271,202	271,202
Tax-Managed International Managed Volatility Fund
Purchases	—	49,763	49,763
Sales	—	133,702	133,702
Real Estate Fund
Purchases	—	30,020	30,020
Sales	—	35,565	35,565
Core Fixed Income Fund
Purchases	6,869,830	1,340,857	8,210,687
Sales	6,681,651	1,635,015	8,316,666
High Yield Bond Fund
Purchases	2,046	278,267	280,313
Sales	1,952	310,126	312,078

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)

Real Return Fund
Purchases	$59,104	$—	$59,104
Sales	72,912	—	72,912
Dynamic Asset Allocation Fund
Purchases	—	41,162	41,162
Sales	—	143,911	143,911
Multi-Strategy Alternative Fund
Purchases	—	337,497	337,497
Sales	—	360,375	360,375
Multi-Asset Accumulation Fund
Purchases	125,737	208,891	334,628
Sales	146,039	226,302	372,341
Multi-Asset Income Fund
Purchases	32,664	150,193	182,857
Sales	35,293	152,642	187,935
Multi-Asset Inflation Managed Fund
Purchases	61,256	36,964	98,220
Sales	141,033	73,227	214,260
Multi-Asset Capital Stability Fund
Purchases	72,245	231,851	304,096
Sales	97,818	179,383	277,201

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The Dynamic Commodity Strategy, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income”. The Treasury released a proposed regulation in October 2016 stating that income inclusion from a controlled foreign corporation

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

is treated as dividends i.e. qualifying income only to the extent that the Funds received cash distributions from the subsidiary. The Treasury released a final regulation in March 2019 reversing its position on the proposed regulation by removing the cash distribution requirement.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of March 31, 2025, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2024. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2024.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature.

The tax character of dividends and distributions paid during the fiscal years or periods ended September 30, 2024 or September 30, 2023 (unless otherwise indicated) was as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Large Cap Fund
2024	$21,414	$87,395	$—	$—	$108,809
2023	11,904	149,792	—	—	161,696
Large Cap Value Fund
2024	28,952	57,486	—	—	86,438
2023	37,312	89,162	—	—	126,474
Large Cap Growth Fund
2024	—	208,783	—	—	208,783
2023	11	98,789	—	—	98,800
Large Cap Index Fund
2024	14,147	—	—	—	14,147
2023	14,021	—	—	—	14,021
Tax-Managed Large Cap Fund
2024	37,630	163,412	—	—	201,042
2023	41,176	205,202	—	—	246,378
S&P 500 Index Fund
2024	12,827	29,336	—	—	42,163
2023	11,652	66,182	—	—	77,834
Small Cap Fund
2024	2,980	18,391	—	—	21,371
2023	1,733	3,109	—	—	4,842
Small Cap Value Fund
2024	4,436	6,705	—	—	11,141
2023	4,727	16,880	—	—	21,607
Small Cap Growth Fund
2024	—	—	—	—	—
2023	244	—	—	—	244
Tax-Managed Small/Mid Cap Fund
2024	3,794	22,023	—	—	25,817
2023	4,609	3,364	—	—	7,973
Mid-Cap Fund
2024	424	—	—	—	424
2023	539	—	—	—	539
U.S. Managed Volatility Fund
2024	15,268	73,422	—	—	88,690
2023	14,759	71,871	—	—	86,630
Global Managed Volatility Fund
2024	13,481	29,793	—	—	43,274
2023	45,317	39,570	—	—	84,887

SEI Institutional Managed Trust

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Tax-Managed Managed Volatility Fund
2024	$7,491	$101,970	$—	$—	$109,461
2023	8,459	48,976	—	—	57,435
Tax-Managed International Managed Volatility Fund
2024	10,287	—	—	—	10,287
2023	8,956	—	—	—	8,956
Real Estate Fund
2024	1,420	377	—	—	1,797
2023	1,676	2,029	—	—	3,705
Core Fixed Income Fund
2024	133,960	—	6,063	—	140,023
2023	120,076	—	—	—	120,076
High Yield Bond Fund
2024	129,498	—	18,994	—	148,492
2023	181,968	—	18,207	—	200,175
Conservative Income Fund
2024	32,647	—	—	—	32,647
2023	18,676	—	—	—	18,676
Tax-Free Conservative Income Fund
2024	78	—	—	5,605	5,683
2023	—	—	—	4,638	4,638
Real Return Fund
2024	11,327	—	—	—	11,327
2023	11,708	—	—	—	11,708
Dynamic Asset Allocation Fund
2024	—	63,790	—	—	63,790
2023	21,823	62,019	—	—	83,842
Multi-Strategy Alternative Fund
2024	15,289	—	—	—	15,289
2023	8,411	—	—	—	8,411
Liquid Alternative Fund
2024	311	80	—	—	391
2023	—	—	—	—	—
Multi-Asset Accumulation Fund
2024	21,478	—	17,110	—	38,588
2023	190,323	—	—	—	190,323
Multi-Asset Income Fund
2024	39,669	—	—	—	39,669
2023	49,211	—	—	—	49,211
Multi-Asset Inflation Managed Fund
2024	23,993	—	—	—	23,993
2023	88,501	—	—	—	88,501
Multi-Asset Capital Stability Fund
2024	22,160	—	—	—	22,160
2023	12,008	—	—	—	12,008

As of September 30, 2024, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Undistributed Tax-Exempt Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$17,126	$203,987	$—	$—	$—	$—	$725,318	$—	$946,431
Large Cap Value Fund	15,731	68,707	—	—	—	—	451,388	(3)	535,823

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Undistributed Tax-Exempt Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Growth Fund	$50,734	$213,785	$—	$—	$—	$—	$801,066	$1	$1,065,586
Large Cap Index Fund	3,080	27,092	—	—	—	—	577,312	(1)	607,483
Tax-Managed Large Cap Fund	8,097	306,695	—	—	—	—	3,021,615	9	3,336,416
S&P 500 Index Fund	5,297	97,443	—	—	—	—	793,887	(4)	896,623
Small Cap Fund	12,400	38,961	—	—	—	—	124,788	1	176,150
Small Cap Value Fund	1,620	38,652	—	—	—	—	76,990	(2)	117,260
Small Cap Growth Fund	39	9,485	—	—	—	—	69,118	4	78,646
Tax-Managed Small/Mid Cap Fund	699	89,064	—	—	—	—	397,468	(1)	487,230
Mid-Cap Fund	249	3,394	—	—	—	—	15,772	(3)	19,412
U.S. Managed Volatility Fund	17,254	58,669	—	—	—	—	129,326	3	205,252
Global Managed Volatility Fund	11,160	34,323	—	—	—	—	118,683	735	164,901
Tax-Managed Managed Volatility Fund	1,715	117,351	—	—	—	—	505,131	—	624,197
Tax-Managed International Managed Volatility Fund	10,067	—	—	(49,046)	—	—	86,278	—	47,299
Real Estate Fund	—	2,051	—	—	—	—	24,413	—	26,464
Core Fixed Income Fund	—	—	—	(526,859)	—	—	(74,801)	(26,253)	(627,913)
High Yield Bond Fund	—	—	—	(258,596)	—	—	(211,973)	(8,044)	(478,613)
Conservative Income Fund	548	—	—	(1)	—	—	409	(517)	439
Tax-Free Conservative Income Fund	—	—	177	(8)	—	—	90	(139)	120
Real Return Fund	3,093	—	—	(11,037)	—	—	435	(4,326)	(11,835)
Dynamic Asset Allocation Fund	22,495	50,156	—	—	—	—	400,301	(112)	472,840
Multi-Strategy Alternative Fund	10,550	—	—	(11,569)	—	—	(5,625)	(113)	(6,757)
Liquid Alternative Fund	6,462	2,865	—	—	—	—	—	1	9,328
Multi-Asset Accumulation Fund	—	—	—	(456,341)	—	—	(278,157)	(13,034)	(747,532)
Multi-Asset Income Fund	3,495	—	—	(56,757)	—	—	2,737	(2,648)	(53,173)
Multi-Asset Inflation Managed Fund	17,169	—	—	(101,059)	—	—	(83,267)	94	(167,063)
Multi-Asset Capital Stability Fund	17,085	11,029	—	—	—	—	3,988	(3,301)	28,801

Post October losses represent losses realized on investment transactions from November 1, 2023 through September 30, 2024, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2024 through September 30, 2024, and specified losses realized on investment transactions from November 1, 2023 through September 30, 2024, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Tax-Managed International Managed Volatility Fund	$49,046	$–	$49,046
Core Fixed Income Fund	180,223	346,636	526,859
High Yield Bond Fund	23,527	235,069	258,596
Conservative Income Fund	1	–	1
Tax-Free Conservative Income Fund	8	–	8
Real Return Fund	4,225	6,812	11,037
Multi-Strategy Alternative Fund	2,717	8,852	11,569
Multi-Asset Accumulation Fund	258,261	198,080	456,341
Multi-Asset Income Fund	20,676	36,081	56,757
Multi-Asset Inflation Managed Fund	101,059	–	101,059

During the year ended September 30, 2024, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

SEI Institutional Managed Trust

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Large Cap Index	$5,093	$3,951	$9,044
Small Cap Growth Fund	26,652	–	26,652
Mid-Cap Fund	1,806	–	1,806
Tax-Managed International Managed Volatility Fund	3,433	–	3,433
Multi-Strategy Alternative Fund	4,033	–	4,033
Multi-Asset Accumulation Fund	51,816	23,181	74,997
Multi-Asset Inflation Managed Fund	2,321	–	2,321
Multi-Asset Capital Stability Fund	11,643	11,788	23,431

For Federal income tax purposes, the cost of investments owned at March 31, 2025, and the net realized gains or losses on investments sold for the period, were different from amounts reported for financial reporting purposes primarily due to investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2025, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$882,338	$585,819	$(33,391)	$552,428
Large Cap Value Fund	915,233	452,896	(54,711)	398,185
Large Cap Growth Fund	729,768	637,954	(19,883)	618,071
Large Cap Index Fund	528,691	556,615	(26,516)	530,099
Tax-Managed Large Cap Fund	1,410,780	2,504,552	(17,651)	2,486,901
S&P 500 Index Fund	210,396	728,770	(9,437)	719,333
Small Cap Fund	361,070	99,919	(26,640)	73,279
Small Cap Value Fund	228,861	63,769	(24,280)	39,489
Small Cap Growth Fund	235,867	41,774	(16,415)	25,359
Tax-Managed Small/Mid Cap Fund	393,104	274,571	(16,370)	258,201
Mid-Cap Fund	61,219	13,037	(3,819)	9,218
U.S. Managed Volatility Fund	480,629	122,582	(19,752)	102,830
Global Managed Volatility Fund	669,036	124,751	(14,769)	109,982
Tax-Managed Managed Volatility Fund	363,805	379,076	(8,162)	370,914
Tax-Managed International Managed Volatility Fund	150,535	66,553	(545)	66,008
Real Estate Fund	51,619	18,965	(1,311)	17,654
Core Fixed Income Fund	3,779,995	27,927	(100,125)	(72,198)
High Yield Bond Fund	1,092,052	71,575	(84,373)	(12,798)
Conservative Income Fund	979,875	171	(48)	123

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Tax-Free Conservative Income Fund	$216,891	$42	$(6)	$36
Real Return Fund	371,754	6,255	—	6,255
Dynamic Asset Allocation Fund	215,913	363,983	(13,088)	350,895
Multi-Strategy Alternative Fund	220,943	3,591	(11,529)	(7,938)
Liquid Alternative Fund	—	—	—	—
Multi-Asset Accumulation Fund	609,802	7,280	(1,668)	5,612
Multi-Asset Income Fund	512,845	21,481	(22,286)	(805)
Multi-Asset Inflation Managed Fund	452,862	88,305	(6,078)	82,227
Multi-Asset Capital Stability Fund	297,841	1,367	(4,821)	(3,454)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks. A more complete description of principal risks is included in each Fund's prospectus under the heading "Principal Risks."

Arbitrage Strategies Risk — Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Fund may realize losses or a reduced rate of return if underlying relationships among securities in which it takes investment positions change in an adverse manner or if a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

than that of the average equity-oriented investment company.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Concentration Risk — A downturn in the financial services industry would impact the Fund more than a portfolio that

SEI Institutional Managed Trust

does not concentrate in securities issued by companies in the financial services industry.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course, Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Directional or Tactical Strategies Risk — Directional or tactical strategies usually use long and short positions, which entail predicting the direction that particular securities or sectors or the overall market might move. Directional or tactical strategies may utilize leverage and hedging. There may be a significant risk of loss if the Fund’s judgment is incorrect as to the direction, timing or extent of expected movements of particular securities or sectors or the market as a whole.

Distressed Securities Risk — Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Event-Driven Strategies Risk — Event-driven strategies involve making evaluations and predictions about both the likelihood that a particular event in the life of a company will occur and the impact such an event will have on the value of the company’s securities. The transaction in which such a company is involved may be unsuccessful, take considerable time (or longer than anticipated) or may result in a distribution of cash or a new security, the value of which may be less than the purchase price of the company’s security. If an anticipated transaction does not occur, the Fund may be required to sell its securities at a loss.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, shareholders will be subject to two layers of fees and expenses with respect to investments in the Fund.

Exchange-Traded Notes (ETNs) Risk — The value of an ETN is subject to the credit risk of the issuer.

There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or the ETN may be delisted by the listing exchange.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Financial Services Industry Risk — The Conservative Income Fund’s portfolio is concentrated in investments in securities issued by companies in the financial services industry. The financial services industry is subject to extensive government regulation. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Financial services companies are highly dependent on short-term interest rates and typically will be adversely affected by economic downturns or changes in banking regulations.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors;

SEI Institutional Managed Trust

(ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Company and Exchange-Traded Funds (ETFs) Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — A Subsidiary is not registered under the Investment Company Act of 1940

(the 1940 Act) and, unless otherwise noted, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in a Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and a Subsidiary, respectively, are organized, could result in the inability of the Fund and/or a Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

the short- and long-term. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Master Limited Partnership (MLP) Risk — Investments in units of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of an MLP, including a conflict arising as a result of incentive distribution payments. The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be a reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Internal Revenue Code of 1986, as amended, provides that the Fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships (QPTPs), which will include certain MLPs, and treat the income allocated by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in “Taxes” below.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest

SEI Institutional Managed Trust

payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Municipal obligations may be underwritten or guaranteed by a relatively small number of financial services firms, so changes in the municipal securities market that affect those firms may decrease the availability of municipal instruments in the market, thereby making it difficult for the Sub-Adviser to identify and obtain appropriate investments for the Fund’s portfolio. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Non-Diversified Risk — The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Funds intend to satisfy the asset diversification requirements under the Code for classification as a RIC.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund’s investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2025 (Unaudited)

posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in a Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund intends to hold certain commodity-related investments indirectly through a Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. The Fund intends to secure an opinion of counsel based on customary representations that actual distributions made to the Fund from its Subsidiary should be treated as “qualifying income.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

Taxation Risk — The Fund is managed to seek to minimize tax consequences to shareholders, but there is no guarantee that the Fund will be able to operate without incurring taxable income and gains to shareholders.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

11. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2025, SPTC held of record the following percentage of outstanding shares of each Fund:

Fund	% Held
Large Cap Fund
Class F	96%
Class Y	49
Large Cap Value Fund
Class F	92%
Class I	–
Class Y	98
Large Cap Growth Fund
Class F	89%
Class I	–
Class Y	97

SEI Institutional Managed Trust

Fund	% Held
Large Cap Index Fund
Class F	98%
Tax-Managed Large Cap Fund
Class F	78%
Class Y	52%
S&P 500 Index Fund
Class F	46%
Class I	21
Small Cap Fund
Class F	97%
Class Y	41
Small Cap Value Fund
Class F	91%
Class I	–
Class Y	98
Small Cap Growth Fund
Class F	90%
Class I	–
Class Y	96
Tax-Managed Small/Mid Cap Fund
Class F	86%
Class Y	54
Mid-Cap Fund
Class F	92%
Class I	–
Class Y	59
U.S. Managed Volatility Fund
Class F	92%
Class I	–
Class Y	59
Global Managed Volatility Fund
Class F	96%
Class I	–
Class Y	57
Tax-Managed Managed Volatility Fund
Class F	83%
Class Y	69
Tax-Managed International Managed Volatility Fund
Class F	94%
Class Y	95
Real Estate Fund
Class F	94%
Class I	–
Class Y	72

Fund	% Held
Core Fixed Income Fund
Class F	97%
Class I	16
Class Y	61
High Yield Bond Fund
Class F	94%
Class I	–
Class Y	72
Conservative Income Fund
Class F	99%
Class Y	48
Tax-Free Conservative Income Fund
Class F	98%
Class Y	64
Real Return Fund
Class F	97%
Class Y	50
Dynamic Asset Allocation Fund
Class F	96%
Class Y	33
Multi-Strategy Alternative Fund
Class F	97%
Class Y	80
Liquid Alternative Fund
Class F	98%
Class Y	44
Multi-Asset Accumulation Fund
Class F	97%
Class Y	43
Multi-Asset Income Fund
Class F	97%
Class Y	67
Multi-Asset Inflation Managed Fund
Class F	97%
Class Y	52
Multi-Asset Capital Stability Fund
Class F	98%
Class Y	30

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

12. IN-KIND TRANSACTIONS

During the year ended September 30, 2024, and the six month period ended March 31, 2025, the Tax-Managed Large Cap Fund, Tax-Managed Small/Mid Cap Fund and Tax-Managed Managed Volatility Fund redeemed shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

SEI Institutional Managed Trust

Notes to Financial Statements/Notes to Consolidated Financial Statements (Concluded)

March 31, 2025 (Unaudited)

Tax-Managed Large Cap Fund	Transaction Dates	Shares Redeemed (Thousands)	Securities at Value (Thousands)	Cash (Thousands)	Total Assets (Thousands)	Realized Gain (Thousands)
	4/17/2024	29	$924	$70	$994	$922
	9/25/2024	4,933	183,101	6,060	189,161	146,611
	10/16/2024	4,296	165,611	2,475	168,086	112,282
	12/04/2024	4,410	172,459	3,850	176,309	140,781
	2/12/2025	5,015	178,681	4,317	182,998	147,701
	3/26/2025	28	912	82	994	603

Tax-Managed Small/Mid Cap Fund	Transaction Dates	Shares Redeemed (Thousands)	Securities at Value (Thousands)	Cash (Thousands)	Total Assets (Thousands)	Realized Gain (Thousands)
	1/15/2025	1,387	$32,220	$379	$32,599	$26,248

Tax-Managed Managed Volatility Fund	Transaction Dates	Shares Redeemed (Thousands)	Securities at Value (Thousands)	Cash (Thousands)	Total Assets (Thousands)	Realized Gain (Thousands)
	11/13/2024	1,839	$39,188	$665	$39,853	$30,902
	3/12/2025	1,862	31,667	552	32,219	23,781

13. SEGMENT REPORTING

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’

financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

14. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

SEI Institutional Managed Trust

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on February 26, 2025, shareholders of the SEI Institutional Managed Trust elected Trustees. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. In addition to the Trustees elected below, William M. Doran continued to serve as a Trustee until his retirement on May 31, 2025.

Proposal 1 - To elect a Board of Trustees.

Director	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Robert A. Nesher	988,272,837	26,557,629	N/A	N/A
Nina Lesavoy	988,730,489	26,099,988	N/A	N/A
James M. Williams	988,412,827	26,417,643	N/A	N/A
James B. Taylor	988,860,336	25,970,138	N/A	N/A
Susan C. Cote	988,830,742	25,999,733	N/A	N/A
Christine Reynolds	989,082,348	25,748,133	N/A	N/A
Thomas Melendez	988,381,324	26,449,153	N/A	N/A
Dennis J. McGonigle	988,908,727	25,921,751	N/A	N/A
Eli Powell Niepoky	988,848,487	25,981,987	N/A	N/A
Kimberly Walker	988,917,928	25,912,548	N/A	N/A

Proposal 2 - To amend the Agreement and Declaration of Trust to reduce the shareholder quorum requirement from a majority to one-third (33-1/3%).

Votes For	Votes Against	Abstained	Broker Non-Votes
910,935,815	28,574,014	22,596,684	N/A

Proposal 3 - To reclassify the diversification status of the SIMT Large Cap Growth Fund from diversified to non-diversified and eliminate a related fundamental diversification policy.

Votes For	Votes Against	Abstained	Broker Non-Votes
15,599,741	423,319	354,041	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and

SEI Institutional Managed Trust

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED) (Continued)

the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 2-4, 2024 meeting of the Board, certain Sub-Advisory Agreements were renewed by the Trustees, including a majority of the Independent Trustees. In addition, the Board approved a brief extension of the Advisory Agreement and certain Sub-Advisory Agreements already in effect (unless operating under an initial two-year term) to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and certain Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2025 was held on April 1-3, the Advisory Agreement and certain Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 2-4, 2024 meeting to extend the Advisory Agreement and certain Sub-Advisory Agreements until the April 1-3, 2025 meeting. In evaluating whether to approve the extension of the Advisory Agreement and certain Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 1-3, 2025 meeting, the Board evaluated the Advisory Agreement and the applicable Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract

SEI Institutional Managed Trust

renewal each Spring. Additionally, at the April 1-3, 2025 meeting of the Board, certain Sub-Advisory Agreements were initially approved by the Trustees, including a majority of the Independent Trustees. Although outside the scope of the period covered by this report, the Board’s renewal of the Advisory Agreement and the renewal or approval of applicable Sub-Advisory Agreements at the April 1-3, 2025 meeting of the Board is discussed herein, consistent with prior shareholder reports of the Funds. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 2-4, 2024 meeting. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and the applicable Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the approval or renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. For the Liquid Alternative Fund, the Broadridge Report included metrics on net total return and performance consistency. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses (including, solely with respect to the Multi-Strategy Alternative Fund, underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser

SEI Institutional Managed Trust

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED) (Concluded)

and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval or renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the approval or renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Managed Trust

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SEI Institutional Managed Trust / Semi-Annual Financials and Other Information / March 31, 2025

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-092 (3/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included above in Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: June 9, 2025

By	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller and Chief Financial Officer
(Principal Financial Officer)

Date: June 9, 2025